     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-08239

                                                                                                    ProFunds
                                                                         (Exact name of registrant as specified in charter)

                             7501 Wisconsin Avenue, Suite 1000                                        Bethesda, MD                                                      20814
                                                                          (Address of principal executive offices)                                                                  (Zip code)

                                                                        Citi Fund Services Ohio Inc., 3435 Stelzer Road, Columbus, OH 43219
                                                                                          (Name and address of agent for service)

Registrant’s telephone number, including area code:                        (240) 497-6400

Date of fiscal year end:                               July 31

Date of reporting period:                           January 31, 2011

Item 1. Reports to Stockholders.

PROFUNDS®

CLASSIC PROFUNDS

	Investor Class	Service Class
Bull	BLPIX	BLPSX
Mid-Cap	MDPIX	MDPSX
Small-Cap	SLPIX	SLPSX
NASDAQ-100	OTPIX	OTPSX
Large-Cap Value	LVPIX	LVPSX
Large-Cap Growth	LGPIX	LGPSX
Mid-Cap Value	MLPIX	MLPSX
Mid-Cap Growth	MGPIX	MGPSX
Small-Cap Value	SVPIX	SVPSX
Small-Cap Growth	SGPIX	SGPSX
Europe 30	UEPIX	UEPSX

ULTRA PROFUNDS

UltraBull	ULPIX	ULPSX
UltraMid-Cap	UMPIX	UMPSX
UltraSmall-Cap	UAPIX	UAPSX
UltraDow 30	UDPIX	UDPSX
UltraNASDAQ-100	UOPIX	UOPSX
UltraInternational	UNPIX	UNPSX
UltraEmerging Markets	UUPIX	UUPSX
UltraLatin America	UBPIX	UBPSX
UltraChina	UGPIX	UGPSX
UltraJapan	UJPIX	UJPSX

INVERSE PROFUNDS

Bear	BRPIX	BRPSX
Short Small-Cap	SHPIX	SHPSX
Short NASDAQ-100	SOPIX	SOPSX
UltraBear	URPIX	URPSX
UltraShort Mid-Cap	UIPIX	UIPSX
UltraShort Small-Cap	UCPIX	UCPSX
UltraShort Dow 30	UWPIX	UWPSX
UltraShort NASDAQ-100	USPIX	USPSX
UltraShort International	UXPIX	UXPSX
UltraShort Emerging Markets	UVPIX	UVPSX
UltraShort Latin America	UFPIX	UFPSX
UltraShort China	UHPIX	UHPXS
UltraShort Japan	UKPIX	UKPSX

ULTRASECTOR PROFUNDS

	Investor Class	Service Class
Banks	BKPIX	BKPSX
Basic Materials	BMPIX	BMPSX
Biotechnology	BIPIX	BIPSX
Consumer Goods	CNPIX	CNPSX
Consumer Services	CYPIX	CYPSX
Financials	FNPIX	FNPSX
Health Care	HCPIX	HCPSX
Industrials	IDPIX	IDPSX
Internet	INPIX	INPSX
Mobile Telecommunications	WCPIX	WCPSX
Oil & Gas	ENPIX	ENPSX
Oil Equipment, Services & Distribution	OEPIX	OEPSX
Pharmaceuticals	PHPIX	PHPSX
Precious Metals	PMPIX	PMPSX
Real Estate	REPIX	REPSX
Semiconductor	SMPIX	SMPSX
Technology	TEPIX	TEPSX
Telecommunications	TCPIX	TCPSX
Utilities	UTPIX	UTPSX

INVERSE SECTOR PROFUNDS

Short Oil & Gas	SNPIX	SNPSX
Short Precious Metals	SPPIX	SPPSX
Short Real Estate	SRPIX	SRPSX

NON-EQUITY PROFUNDS

U.S. Government Plus	GVPIX	GVPSX
Rising Rates Opportunity 10	RTPIX	RTPSX
Rising Rates Opportunity	RRPIX	RRPSX
Rising U.S. Dollar	RDPIX	RDPSX
Falling U.S. Dollar	FDPIX	FDPSX

JANUARY 31, 2011

Semiannual Report

Table of Contents

i Message from the Chairman
1 Allocation of Portfolio Holdings and Index Composition
23 Expense Examples

Schedules of Portfolio Investments
32 Bull ProFund
34 Mid-Cap ProFund
39 Small-Cap ProFund
41 NASDAQ-100 ProFund
43 Large-Cap Value ProFund
47 Large-Cap Growth ProFund
51 Mid-Cap Value ProFund
55 Mid-Cap Growth ProFund
58 Small-Cap Value ProFund
63 Small-Cap Growth ProFund
67 Europe 30 ProFund
69 UltraBull ProFund
71 UltraMid-Cap ProFund
76 UltraSmall-Cap ProFund
78 UltraDow 30 ProFund
80 UltraNASDAQ-100 ProFund
82 UltraInternational ProFund
83 UltraEmerging Markets ProFund
85 UltraLatin America ProFund
87 UltraChina ProFund
89 UltraJapan ProFund
90 Bear ProFund
91 Short Small-Cap ProFund
92 Short NASDAQ-100 ProFund
93 UltraBear ProFund
94 UltraShort Mid-Cap ProFund
95 UltraShort Small-Cap ProFund
96 UltraShort Dow 30 ProFund
97 UltraShort NASDAQ-100 ProFund
98 UltraShort International ProFund
99 UltraShort Emerging Markets ProFund
100 UltraShort Latin America ProFund
101 UltraShort China ProFund
102 UltraShort Japan ProFund
103 Banks UltraSector ProFund
105 Basic Materials UltraSector ProFund
107 Biotechnology UltraSector ProFund
108 Consumer Goods UltraSector ProFund
110 Consumer Services UltraSector ProFund
113 Financials UltraSector ProFund
116 Health Care UltraSector ProFund
118 Industrials UltraSector ProFund
122 Internet UltraSector ProFund
123 Mobile Telecommunications UltraSector ProFund
124 Oil & Gas UltraSector ProFund
126 Oil Equipment, Services & Distribution UltraSector ProFund
128 Pharmaceuticals UltraSector ProFund
129 Precious Metals UltraSector ProFund
130 Real Estate UltraSector ProFund
132 Semiconductor UltraSector ProFund
133 Technology UltraSector ProFund
136 Telecommunications UltraSector ProFund
137 Utilities UltraSector ProFund
139 Short Oil & Gas ProFund
140 Short Precious Metals ProFund
141 Short Real Estate ProFund
142 U.S. Government Plus ProFund
143 Rising Rates Opportunity 10 ProFund
144 Rising Rates Opportunity ProFund
145 Rising U.S. Dollar ProFund
147 Falling U.S. Dollar ProFund
149 Statements of Assets and Liabilities
163 Statements of Operations
177 Statements of Changes in Net Assets
203 Financial Highlights
237 Notes to Financial Statements
264 Board Approval of Investment Advisory Agreement

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Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Semiannual Report to shareholders for the six months ended January 31, 2011. This period saw a reduction in equity market volatility and gains for U.S. stock indexes. Fixed-income returns were mixed, with 10 Year and 30 Year Treasury Indexes falling while broader bond market indexes remained essentially flat. The U.S. Dollar Index fell during the period.

Positive Momentum for Equities

 U.S. equities surged during the latter part of 2010 and into January. Large- and mid-cap stocks for the August through January period were up 17.9% and 22.5% respectively, as measured by the S&P 500® and S&P 400® indexes. The Russell 2000® index representing small-cap stocks also showed strong gains, rising 20.8%.1

The ten Dow Jones U.S. Industry IndexesSM each rose during the six months ended, January 31, 2011. Leading the way with returns topping 30.0% were basic materials and the oil and gas sector. Also outperforming the S&P 500 were consumer services, industrials, and technology. The remaining sectors, while all up, lagged behind the S&P 500 for the period.2

Overseas markets recovered from first-half 2010 declines to close the August through January period with double-digit gains. Developed markets outside of the U.S. and Canada rose 16.2% according to the MSCI EAFE® Index, and emerging markets gained 10.8% as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index®.

Fixed-Income Returns Slow, Dollar Falls

While fixed-income returns and the dollar rose overall in 2010, they struggled for the six months ended January 31, 2011. Total returns on 10-year and 30-year Treasurys were negative, down 2.1% and 8.0% respectively, as measured by the Ryan Labs Treasury 10 Year and Treasury 30 Year Indexes. The broader fixed-income market was flat, gaining 0.2% according to the Barclays Capital U.S. Aggregate Bond Index®. Lastly, the U.S. Dollar Index lost 4.7% for the period. The U.S. Dollar Index measures the dollar’s performance against six foreign currencies.

Thank you for choosing ProFunds. We appreciate the trust you have placed in us and look forward to continuing to serve your investing needs.

Sincerely,

Michael Sapir
Chairman of the Board of Trustees

1 All investment performance index figures above reflect total return performance. You may not invest directly in an index.
2 All sector returns refer to Dow Jones Sector/Industry Indexes.

i

This Page Intentionally Left Blank

Allocation of Portfolio Holdings and Index Composition

2 :: Allocation of Portfolio Holdings & Index Composition :: January 31, 2011 (unaudited)

Bull ProFund

Investment Objective: The Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	37%
Futures Contracts	26%
Swap Agreements	37%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	1.3%
Apple Computer, Inc.	1.0%
General Electric Co.	0.7%
Microsoft Corp.	0.7%
International Business Machines Corp.	0.6%

S&P 500 Index – Composition
% of Index

Consumer Non-Cyclical	20%
Financial	16%
Energy	13%
Technology	13%
Communications	12%
Industrial	11%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	3%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	31%
Futures Contracts	46%
Swap Agreements	23%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Edwards Lifesciences Corp.	0.3%
Cimarex Energy Co.	0.2%
Joy Global, Inc.	0.2%
New York Community Bancorp	0.2%
BorgWarner, Inc.	0.2%

S&P MidCap 400 Index – Composition
% of Index

Financial	20%
Industrial	20%
Consumer Non-Cyclical	18%
Consumer Cyclical	13%
Technology	9%
Energy	6%
Utilities	6%
Basic Materials	4%
Communications	4%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	34%
Futures Contracts	2%
Swap Agreements	65%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Riverbed Technology, Inc.	0.1%
Tibco Software, Inc.	0.1%
VeriFone Systems, Inc.	0.1%
Brigham Exploration Co.	0.1%
Rackspace Hosting, Inc.	0.1%

Russell 2000 Index – Composition
% of Index

Financial	20%
Consumer Non-Cyclical	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	6%
Basic Materials	5%
Utilities	3%

January 31, 2011 (unaudited) :: Allocation of Portfolio Holdings & Index Composition :: 3

NASDAQ-100 ProFund

Investment Objective: The NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	38%
Futures Contracts	11%
Swap Agreements	51%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	7.8%
Qualcomm, Inc.	1.9%
Google, Inc.—Class A	1.6%
Microsoft Corp.	1.5%
Oracle Corp.	1.2%

NASDAQ-100 Index – Composition
% of Index

Technology	47%
Communications	27%
Consumer Non-Cyclical	14%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	7.1%
General Electric Co.	3.7%
Chevron Corp.	3.3%
J.P. Morgan Chase & Co.	3.0%
Pfizer, Inc.	2.5%

S&P 500/Citigroup Value Index – Composition
% of Index

Financial	26%
Energy	18%
Consumer Non-Cyclical	15%
Industrial	12%
Consumer Cyclical	9%
Communications	7%
Utilities	6%
Technology	4%
Basic Materials	3%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	98%

Total Exposure	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	5.1%
Microsoft Corp.	3.5%
International Business Machines Corp.	3.4%
Coca-Cola Co.	2.4%
Google, Inc.—Class A	2.4%

S&P 500/Citigroup Growth Index – Composition
% of Index

Consumer Non-Cyclical	25%
Technology	23%
Communications	16%
Industrial	11%
Consumer Cyclical	8%
Energy	8%
Financial	5%
Basic Materials	4%

4 :: Allocation of Portfolio Holdings & Index Composition :: January 31, 2011 (unaudited)

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

New York Community Bancorp	1.4%
Pride International, Inc.	1.0%
NVR, Inc.	1.0%
Avnet, Inc.	0.9%
Manpower, Inc.	0.9%

S&P MidCap 400/Citigroup Value Index – Composition
% of Index

Financial	27%
Industrial	22%
Consumer Non-Cyclical	14%
Utilities	11%
Consumer Cyclical	9%
Energy	6%
Basic Materials	5%
Technology	4%
Communications	2%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Edwards Lifesciences Corp.	1.7%
Joy Global, Inc.	1.6%
Bucyrus International, Inc.—Class A	1.3%
Lubrizol Corp.	1.3%
Chipotle Mexican Grill, Inc.—Class A	1.2%

S&P MidCap 400/Citigroup Growth Index – Composition
% of Index

Consumer Non-Cyclical	23%
Consumer Cyclical	17%
Industrial	17%
Technology	15%
Financial	12%
Communications	7%
Energy	5%
Basic Materials	3%
Utilities	1%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

World Fuel Services Corp.	1.1%
Holly Corp.	0.9%
Esterline Technologies Corp.	0.9%
EMCOR Group, Inc.	0.8%
Moog, Inc.—Class A	0.8%

S&P SmallCap 600/Citigroup Value Index – Composition
% of Index

Financial	24%
Industrial	24%
Consumer Cyclical	14%
Consumer Non-Cyclical	13%
Technology	6%
Utilities	6%
Energy	5%
Basic Materials	4%
Communications	4%

January 31, 2011 (unaudited) :: Allocation of Portfolio Holdings & Index Composition :: 5

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Cypress Semiconductor Corp.	1.5%
Oil States International, Inc.	1.4%
Cooper Cos., Inc.	1.1%
Regeneron Pharmaceuticals, Inc.	1.0%
Salix Pharmaceuticals, Ltd.	1.0%

S&P SmallCap 600/Citigroup Growth Index – Composition
% of Index

Consumer Non-Cyclical	24%
Technology	18%
Consumer Cyclical	17%
Industrial	13%
Financial	12%
Communications	7%
Energy	5%
Basic Materials	3%
Utilities	1%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.
NM Not meaningful, amount is less than 0.50%.

Largest Equity Holdings
Company	% of Net Assets

HSBC Holdings PLC	5.7%
BHP Billiton PLC	5.6%
Rio Tinto PLC	4.8%
Siemens AG	4.5%
Royal Dutch Shell PLC—Class A	4.4%

ProFunds Europe 30 Index – Composition
Industry Breakdown	% of Index

Energy	19%
Communications	17%
Consumer Non-Cyclical	17%
Basic Materials	14%
Financial	13%
Industrial	10%
Technology	10%

Country Breakdown

United Kingdom	40%
Netherlands	13%
France	9%
Germany	8%
Spain	8%
Luxembourg	6%
Finland	3%
Norway	3%
Sweden	3%
Other	7%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	47%
Futures Contracts	36%
Swap Agreements	118%

Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	1.6%
Apple Computer, Inc.	1.2%
General Electric Co.	0.9%
Microsoft Corp.	0.8%
International Business Machines Corp.	0.8%

S&P 500 Index – Composition
% of Index

Consumer Non-Cyclical	20%
Financial	16%
Energy	13%
Technology	13%
Communications	12%
Industrial	11%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	3%

6 :: Allocation of Portfolio Holdings & Index Composition :: January 31, 2011 (unaudited)

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	49%
Futures Contracts	29%
Swap Agreements	122%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Edwards Lifesciences Corp.	0.4%
Cimarex Energy Co.	0.4%
Joy Global, Inc.	0.4%
New York Community Bancorp	0.4%
BorgWarner, Inc.	0.3%

S&P MidCap 400 Index – Composition
% of Index

Financial	20%
Industrial	20%
Consumer Non-Cyclical	18%
Consumer Cyclical	13%
Technology	9%
Energy	6%
Utilities	6%
Basic Materials	4%
Communications	4%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	20%
Futures Contracts	23%
Swap Agreements	158%

Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Riverbed Technology, Inc.	0.1%
Tibco Software, Inc.	0.1%
VeriFone Systems, Inc.	0.1%
Brigham Exploration Co.	0.1%
Rackspace Hosting, Inc.	0.1%

Russell 2000 Index – Composition
% of Index

Financial	20%
Consumer Non-Cyclical	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	6%
Basic Materials	5%
Utilities	3%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (“DJIA”).

Market Exposure
Investment Type	% of Net Assets

Equity Securities	31%
Futures Contracts	4%
Swap Agreements	165%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

International Business Machines Corp.	3.2%
Caterpillar, Inc.	1.9%
Chevron Corp.	1.9%
3M Co.	1.8%
United Technologies Corp.	1.6%

Dow Jones Industrial Average – Composition
% of Index

Industrial	23%
Consumer Non-Cyclical	17%
Technology	16%
Consumer Cyclical	11%
Energy	11%
Financial	10%
Communications	8%
Basic Materials	4%

January 31, 2011 (unaudited) :: Allocation of Portfolio Holdings & Index Composition :: 7

UltraNASDAQ-100 ProFund

Investment Objective: The UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	49%
Futures Contracts	16%
Swap Agreements	135%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	10.0%
Qualcomm, Inc.	2.4%
Google, Inc.—Class A	2.1%
Microsoft Corp.	1.9%
Oracle Corp.	1.5%

NASDAQ-100 Index – Composition
% of Index

Technology	47%
Communications	27%
Consumer Non-Cyclical	14%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	11%
Swap Agreements	189%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings
The UltraInternational ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition
Industry Breakdown	% of Index

Financial	24%
Industrial	13%
Basic Materials	11%
Consumer Cyclical	10%
Consumer Non-Cyclical	10%
Energy	8%
Health Care	8%
Telecommunication Services	6%
Information Technology	5%
Utilities	5%

Country Breakdown

Japan	22%
United Kingdom	21%
France	10%
Australia	8%
Germany	8%
Switzerland	8%
Spain	4%
Italy	3%
Netherlands	3%
Other	13%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	70%
Swap Agreements	130%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Petroleo Brasileiro S.A.—Preferred	4.8%
Vale S.A.—Preferred	4.3%
Petroleo Brasileiro S.A.	4.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
America Movil S.A.B. de C.V.	3.8%

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition
Industry Breakdown	% of Index

Energy	25%
Basic Materials	19%
Communications	19%
Financial	18%
Technology	10%
Consumer Non-Cyclical	4%
Industrial	2%
Utilities	2%
Consumer Cyclical	1%

Country Breakdown

Brazil	37%
China	20%
India	9%
Mexico	9%
South Korea	8%
Taiwan	7%
South Africa	5%
Chile	1%
Other	4%

8 :: Allocation of Portfolio Holdings & Index Composition :: January 31, 2011 (unaudited)

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon Latin America 35 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	72%
Swap Agreements	128%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Vale S.A.—Preferred	7.8%
Petroleo Brasileiro S.A.—Preferred	6.7%
Petroleo Brasileiro S.A.	5.7%
Companhia Vale Do Rio Doce	5.7%
Itau Unibanco Holding S.A.	4.4%

Bank of New York Mellon Latin America 35 ADR Index – Composition
Industry Breakdown	% of Index

Basic Materials	30%
Energy	19%
Financial	16%
Consumer Non-Cyclical	13%
Communications	11%
Utilities	8%
Industrial	2%
Consumer Cyclical	1%

Country Breakdown

Brazil	76%
Mexico	11%
Chile	7%
Colombia	4%
Peru	2%

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon China Select ADR Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	73%
Swap Agreements	127%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

China Mobile, Ltd.	5.9%
CNOOC, Ltd.	5.2%
PetroChina Co., Ltd.	5.2%
China Life Insurance Co., Ltd.	4.6%
China Unicom, Ltd.	4.5%

Bank of New York Mellon China Select ADR Index – Composition
Industry Breakdown	% of Index

Communications	36%
Energy	28%
Financial	8%
Technology	8%
Consumer Non-Cyclical	7%
Consumer Cyclical	5%
Basic Materials	4%
Industrial	4%

Country Breakdown

China	97%
Hong Kong	3%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	187%
Swap Agreements	13%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings
The UltraJapan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition
% of Index

Industrial	28%
Consumer Cyclical	25%
Consumer Non-Cyclical	16%
Technology	9%
Communications	8%
Basic Materials	6%
Financial	6%
Energy	1%
Utilities	1%

January 31, 2011 (unaudited) :: Allocation of Portfolio Holdings & Index Composition :: 9

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(22)%
Swap Agreements	(78)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index – Composition
% of Index

Consumer Non-Cyclical	20%
Financial	16%
Energy	13%
Technology	13%
Communications	12%
Industrial	11%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	3%

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(2)%
Swap Agreements	(97)%

Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index – Composition
% of Index

Financial	20%
Consumer Non-Cyclical	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	6%
Basic Materials	5%
Utilities	3%

Short NASDAQ-100 ProFund

Investment Objective: The Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(12)%
Swap Agreements	(88)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index – Composition
% of Index

Technology	47%
Communications	27%
Consumer Non-Cyclical	14%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

10 :: Allocation of Portfolio Holdings & Index Composition :: January 31, 2011 (unaudited)

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(16)%
Swap Agreements	(184)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index – Composition
% of Index

Consumer Non-Cyclical	20%
Financial	16%
Energy	13%
Technology	13%
Communications	12%
Industrial	11%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	3%

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(29)%
Swap Agreements	(171)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index – Composition
% of Index

Financial	20%
Industrial	20%
Consumer Non-Cyclical	18%
Consumer Cyclical	13%
Technology	9%
Energy	6%
Utilities	6%
Basic Materials	4%
Communications	4%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(3)%
Swap Agreements	(196)%

Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index – Composition
% of Index

Financial	20%
Consumer Non-Cyclical	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	6%
Basic Materials	5%
Utilities	3%

January 31, 2011 (unaudited) :: Allocation of Portfolio Holdings & Index Composition :: 11

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (“DJIA”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(10)%
Swap Agreements	(190)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average – Composition
% of Index

Industrial	23%
Consumer Non-Cyclical	17%
Technology	16%
Consumer Cyclical	11%
Energy	11%
Financial	10%
Communications	8%
Basic Materials	4%

UltraShort NASDAQ-100 ProFund

Investment Objective: The UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(23)%
Swap Agreements	(177)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index – Composition
% of Index

Technology	47%
Communications	27%
Consumer Non-Cyclical	14%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(37)%
Swap Agreements	(162)%

Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition
Industry Breakdown	% of Index

Financial	24%
Industrial	13%
Basic Materials	11%
Consumer Cyclical	10%
Consumer Non-Cyclical	10%
Energy	8%
Health Care	8%
Telecommunication Services	6%
Information Technology	5%
Utilities	5%

Country Breakdown

Japan	22%
United Kingdom	21%
France	10%
Australia	8%
Germany	8%
Switzerland	8%
Spain	4%
Italy	3%
Netherlands	3%
Other	13%

12 :: Allocation of Portfolio Holdings & Index Composition :: January 31, 2011 (unaudited)

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(200)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition
Industry Breakdown	% of Index

Energy	25%
Basic Materials	19%
Communications	19%
Financial	18%
Technology	10%
Consumer Non-Cyclical	4%
Industrial	2%
Utilities	2%
Consumer Cyclical	1%

Country Breakdown

Brazil	37%
China	20%
India	9%
Mexico	9%
South Korea	8%
Taiwan	7%
South Africa	5%
Chile	1%
Other	4%

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Bank of New York Mellon Latin America 35 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(198)%

Total Exposure	(198)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Latin America 35 ADR Index – Composition
Industry Breakdown	% of Index

Basic Materials	30%
Energy	19%
Financial	16%
Consumer Non-Cyclical	13%
Communications	11%
Utilities	8%
Industrial	2%
Consumer Cyclical	1%

Country Breakdown

Brazil	76%
Mexico	11%
Chile	7%
Colombia	4%
Peru	2%

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Bank of New York Mellon China Select ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(200)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon China Select ADR Index – Composition
Industry Breakdown	% of Index

Communications	36%
Energy	28%
Financial	8%
Technology	8%
Consumer Non-Cyclical	7%
Consumer Cyclical	5%
Basic Materials	4%
Industrial	4%

Country Breakdown

China	75%
Hong Kong	25%

January 31, 2011 (unaudited) :: Allocation of Portfolio Holdings & Index Composition :: 13

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(185)%
Swap Agreements	(15)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition
% of Index

Industrial	28%
Consumer Cyclical	25%
Consumer Non-Cyclical	16%
Technology	9%
Communications	8%
Basic Materials	6%
Financial	6%
Energy	1%
Utilities	1%

Banks UltraSector ProFund

Investment Objective: The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	70%
Swap Agreements	80%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	13.8%
Wells Fargo & Co.	12.7%
Citigroup, Inc.	11.0%
Bank of America Corp.	10.7%
U.S. Bancorp	4.1%

Dow Jones U.S. Banks Index – Composition
The Dow Jones U.S. Banks Index is comprised of a single sector.

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	77%
Swap Agreements	73%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Freeport-McMoRan Copper & Gold, Inc.—Class B	7.6%
E.I. du Pont de Nemours & Co.	6.8%
The Dow Chemical Co.	6.0%
Praxair, Inc.	4.3%
Newmont Mining Corp.	3.9%

Dow Jones U.S. Basic Materials Index – Composition
% of Index

Chemicals	53%
Industrial Metals	26%
Mining	18%
Forestry and Paper	3%

14 :: Allocation of Portfolio Holdings & Index Composition :: January 31, 2011 (unaudited)

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	71%
Swap Agreements	79%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Amgen, Inc.	17.3%
Gilead Sciences, Inc.	10.6%
Celgene Corp.	7.8%
Genzyme Corp.	6.1%
Biogen Idec, Inc.	4.9%

Dow Jones U.S. Biotechnology Index – Composition
The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	66%
Swap Agreements	84%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Procter & Gamble Co.	8.5%
Coca-Cola Co.	6.4%
Philip Morris International, Inc.	5.0%
PepsiCo, Inc.	4.9%
Ford Motor Co.	2.6%

Dow Jones U.S. Consumer Goods Index – Composition
% of Index

Beverages	20%
Food Producers	20%
Household Goods	19%
Personal Goods	13%
Tobacco	13%
Automobiles and Parts	12%
Leisure Goods	3%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	78%
Swap Agreements	72%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Wal-Mart Stores, Inc.	5.5%
McDonald’s Corp.	3.8%
Walt Disney Co.	3.3%
Home Depot, Inc.	2.9%
Amazon.com, Inc.	2.9%

Dow Jones U.S. Consumer Services Index – Composition
% of Index

General Retailers	41%
Media	26%
Travel and Leisure	21%
Food and Drug Retailers	12%

January 31, 2011 (unaudited) :: Allocation of Portfolio Holdings & Index Composition :: 15

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	75%
Swap Agreements	75%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	5.9%
Wells Fargo & Co.	5.4%
Citigroup, Inc.	4.6%
Bank of America Corp.	4.5%
Berkshire Hathaway, Inc.—Class B	2.6%

Dow Jones U.S. Financials Index – Composition
% of Index

Banks	38%
General Financial	25%
Nonlife Insurance	15%
Real Estate Investment Trusts	15%
Life Insurance	6%
Real Estate Investment & Services	1%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	77%
Swap Agreements	73%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	8.9%
Pfizer, Inc.	7.9%
Merck & Co., Inc.	5.5%
Abbott Laboratories	3.7%
Amgen, Inc.	2.8%

Dow Jones U.S. Health Care Index – Composition
% of Index

Pharmaceuticals and Biotechnology	61%
Health Care Equipment and Services	39%

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	74%
Swap Agreements	76%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

General Electric Co.	8.8%
United Technologies Corp.	2.8%
3M Co.	2.4%
Caterpillar, Inc.	2.2%
United Parcel Service, Inc.—Class B	2.1%

Dow Jones U.S. Industrials Index – Composition
% of Index

General Industrials	22%
Industrial Engineering	17%
Aerospace and Defense	16%
Industrial Transportation	13%
Support Services	13%
Electronic & Electrical Equipment	12%
Construction and Materials	7%

16 :: Allocation of Portfolio Holdings & Index Composition :: January 31, 2011 (unaudited)

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Internet Composite Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	79%
Swap Agreements	71%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Google, Inc.—Class A	7.9%
Amazon.com, Inc.	5.6%
eBay, Inc.	4.7%
Priceline.com, Inc.	4.0%
Juniper Networks, Inc.	3.8%

Dow Jones Internet Composite Index – Composition
The Dow Jones Internet Composite Index is comprised of a single sector.

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	60%
Swap Agreements	90%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

American Tower Corp.	19.1%
Sprint Nextel Corp.	12.5%
Crown Castle International Corp.	9.7%
NII Holdings, Inc.—Class B	6.7%
SBA Communications Corp.—Class A	4.3%

Dow Jones U.S. Mobile Telecommunications Index – Composition
The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	76%
Swap Agreements	74%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	19.0%
Chevron Corp.	8.9%
Schlumberger, Ltd.	5.7%
ConocoPhillips	4.6%
Occidental Petroleum Corp.	3.7%

Dow Jones U.S. Oil & Gas Index – Composition
% of Index

Oil and Gas Producers	74%
Oil Equipment, Services and Distribution	25%
Alternative Energy	1%

January 31, 2011 (unaudited) :: Allocation of Portfolio Holdings & Index Composition :: 17

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective: The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	75%
Swap Agreements	75%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Schlumberger, Ltd.	22.3%
Halliburton Co.	7.5%
National Oilwell Varco, Inc.	5.6%
Baker Hughes, Inc.	5.3%
Transocean, Ltd.	4.7%

Dow Jones U.S. Oil Equipment, Services & Distribution Index – Composition
The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	64%
Swap Agreements	86%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	16.2%
Pfizer, Inc.	14.4%
Merck & Co., Inc.	10.0%
Abbott Laboratories	6.8%
Bristol-Myers Squibb Co.	4.2%

Dow Jones U.S. Pharmaceuticals Index – Composition
The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	150%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Precious Metals UltraSector ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index – Composition
The Dow Jones Precious Metals Index is comprised of a single sector.

18 :: Allocation of Portfolio Holdings & Index Composition :: January 31, 2011 (unaudited)

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	81%
Swap Agreements	69%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Simon Property Group, Inc.	6.8%
Vornado Realty Trust	3.6%
Public Storage, Inc.	3.5%
Equity Residential	3.5%
HCP, Inc.	3.1%

Dow Jones U.S. Real Estate Index – Composition
The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	75%
Swap Agreements	75%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Intel Corp.	22.3%
Texas Instruments, Inc.	7.6%
Applied Materials, Inc.	3.9%
Broadcom Corp.—Class A	3.8%
NVIDIA Corp.	2.5%

Dow Jones U.S. Semiconductors Index – Composition
The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	74%
Swap Agreements	76%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	10.0%
Microsoft Corp.	6.8%
International Business Machines Corp.	6.4%
Google, Inc.—Class A	4.4%
Oracle Corp.	3.9%

Dow Jones U.S. Technology Index – Composition
% of Index

Technology Hardware and Equipment	57%
Software and Computer Services	43%

January 31, 2011 (unaudited) :: Allocation of Portfolio Holdings & Index Composition :: 19

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	57%
Swap Agreements	93%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

AT&T, Inc.	24.1%
Verizon Communications, Inc.	14.9%
American Tower Corp.	3.0%
Sprint Nextel Corp.	2.0%
CenturyLink, Inc.	1.9%

Dow Jones U.S. Telecommunications Index – Composition
% of Index

Fixed Line Telecommunications	84%
Mobile Telecommunications	16%

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	77%
Swap Agreements	73%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Southern Co.	4.9%
Exelon Corp.	4.5%
Dominion Resources, Inc.	4.1%
Duke Energy Corp.	3.8%
NextEra Energy, Inc.	3.5%

Dow Jones U.S. Utilities Index – Composition
% of Index

Electricity	73%
Gas, Water & MultiUtilities	27%

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index – Composition
% of Index

Oil and Gas Producers	74%
Oil Equipment, Services and Distribution	25%
Alternative Energy	1%

20 :: Allocation of Portfolio Holdings & Index Composition :: January 31, 2011 (unaudited)

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index – Composition
The Dow Jones Precious Metals Index is comprised of a single sector.

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index – Composition
The Dow Jones U.S. Real Estate Index is comprised of a single sector.

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	3%
Swap Agreements	73%
U.S. Treasury Bonds	50%

Total Exposure	126%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

January 31, 2011 (unaudited) :: Allocation of Portfolio Holdings & Index Composition :: 21

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily movement of the most recently issued 10-year U.S. Treasury Note (“Note”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(4)%
Swap Agreements	(96)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(2)%
Swap Agreements	(124)%

Total Exposure	(126)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the U.S. Dollar Index.

Market Exposure
Investment Type	% of Net Assets

Forward Currency Contracts	91%
Futures Contracts	9%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition
% of Index

Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

22 :: Allocation of Portfolio Holdings & Index Composition :: January 31, 2011 (unaudited)

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index.

Market Exposure
Investment Type	% of Net Assets

Forward Currency Contracts	(96)%
Futures Contracts	(2)%

Total Exposure	(98)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition
% of Index

Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

24 :: Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at August 1, 2010 and held for the entire period from August 1, 2010 through January 31, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	8/1/10	1/31/11	8/1/10 - 1/31/11	8/1/10 - 1/31/11

Investor Class

Bull ProFund	$1,000.00	$1,164.90	$9.82	1.80%
Mid-Cap ProFund	1,000.00	1,213.10	9.48	1.70%
Small-Cap ProFund	1,000.00	1,199.00	9.59	1.73%
NASDAQ-100 ProFund	1,000.00	1,216.20	9.33	1.67%
Large-Cap Value ProFund	1,000.00	1,160.70	9.42	1.73%
Large-Cap Growth ProFund	1,000.00	1,173.70	9.48	1.73%
Mid-Cap Value ProFund	1,000.00	1,192.60	9.56	1.73%
Mid-Cap Growth ProFund	1,000.00	1,235.40	10.37	1.84%
Small-Cap Value ProFund	1,000.00	1,169.30	9.46	1.73%
Small-Cap Growth ProFund	1,000.00	1,202.70	9.60	1.73%
Europe 30 ProFund	1,000.00	1,167.30	9.45	1.73%
UltraBull ProFund	1,000.00	1,348.90	10.12	1.71%
UltraMid-Cap ProFund	1,000.00	1,466.90	10.69	1.72%
UltraSmall-Cap ProFund	1,000.00	1,417.20	10.42	1.71%
UltraDow 30 ProFund	1,000.00	1,294.80	10.01	1.73%
UltraNASDAQ-100 ProFund	1,000.00	1,474.20	10.29	1.65%
UltraInternational ProFund	1,000.00	1,300.60	10.03	1.73%
UltraEmerging Markets ProFund	1,000.00	1,190.60	9.55	1.73%
UltraLatin America ProFund	1,000.00	1,214.60	9.99	1.79%
UltraChina ProFund	1,000.00	1,261.00	9.86	1.73%
UltraJapan ProFund	1,000.00	1,118.90	9.24	1.73%
Bear ProFund	1,000.00	831.80	8.08	1.75%
Short Small-Cap ProFund	1,000.00	796.40	7.92	1.75%
Short NASDAQ-100 ProFund	1,000.00	795.10	7.83	1.73%
UltraBear ProFund	1,000.00	690.70	7.20	1.69%
UltraShort Mid-Cap ProFund	1,000.00	633.80	7.12	1.73%
UltraShort Small-Cap ProFund	1,000.00	625.80	7.21	1.76%
UltraShort Dow 30 ProFund	1,000.00	726.90	7.53	1.73%
UltraShort NASDAQ-100 ProFund	1,000.00	633.70	7.62	1.85%
UltraShort International ProFund	1,000.00	687.90	8.68	2.04%
UltraShort Emerging Markets ProFund	1,000.00	750.00	7.63	1.73%
UltraShort Latin America ProFund	1,000.00	736.80	7.57	1.73%
UltraShort China ProFund	1,000.00	707.20	7.44	1.73%
UltraShort Japan ProFund	1,000.00	794.90	7.87	1.74%
Banks UltraSector ProFund	1,000.00	1,122.60	9.26	1.73%
Basic Materials UltraSector ProFund	1,000.00	1,456.60	10.65	1.72%
Biotechnology UltraSector ProFund	1,000.00	1,122.50	10.97	2.05%
Consumer Goods UltraSector ProFund	1,000.00	1,169.90	9.46	1.73%
Consumer Services UltraSector ProFund	1,000.00	1,276.00	9.92	1.73%
Financials UltraSector ProFund	1,000.00	1,166.70	9.45	1.73%
Health Care UltraSector ProFund	1,000.00	1,183.20	9.52	1.73%

Expense Examples (unaudited) :: 25

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	8/1/10	1/31/11	8/1/10 - 1/31/11	8/1/10 - 1/31/11

Industrials UltraSector ProFund	$1,000.00	$1,341.20	$10.21	1.73%
Internet UltraSector ProFund	1,000.00	1,512.10	10.89	1.72%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,102.60	9.17	1.73%
Oil & Gas UltraSector ProFund	1,000.00	1,571.80	11.08	1.71%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,749.00	11.85	1.71%
Pharmaceuticals UltraSector ProFund	1,000.00	1,108.80	9.20	1.73%
Precious Metals UltraSector ProFund	1,000.00	1,237.00	9.36	1.66%
Real Estate UltraSector ProFund	1,000.00	1,206.00	9.62	1.73%
Semiconductor UltraSector ProFund	1,000.00	1,361.60	10.30	1.73%
Technology UltraSector ProFund	1,000.00	1,310.10	10.07	1.73%
Telecommunications UltraSector ProFund	1,000.00	1,213.60	9.65	1.73%
Utilities UltraSector ProFund	1,000.00	1,118.30	9.24	1.73%
Short Oil & Gas ProFund	1,000.00	708.20	7.45	1.73%
Short Precious Metals ProFund	1,000.00	820.50	7.94	1.73%
Short Real Estate ProFund	1,000.00	844.30	9.72	2.09%
U.S. Government Plus ProFund	1,000.00	893.70	6.68	1.40%
Rising Rates Opportunity 10 ProFund	1,000.00	1,008.20	8.55	1.69%
Rising Rates Opportunity ProFund	1,000.00	1,070.90	8.40	1.61%
Rising U.S. Dollar ProFund	1,000.00	937.10	8.06	1.65%
Falling U.S. Dollar ProFund	1,000.00	1,042.00	9.01	1.75%

Service Class

Bull ProFund	1,000.00	1,159.10	15.24	2.80%
Mid-Cap ProFund	1,000.00	1,207.00	15.02	2.70%
Small-Cap ProFund	1,000.00	1,192.50	15.09	2.73%
NASDAQ-100 ProFund	1,000.00	1,210.20	14.82	2.66%
Large-Cap Value ProFund	1,000.00	1,155.20	14.83	2.73%
Large-Cap Growth ProFund	1,000.00	1,167.70	14.92	2.73%
Mid-Cap Value ProFund	1,000.00	1,186.70	15.05	2.73%
Mid-Cap Growth ProFund	1,000.00	1,228.90	15.96	2.84%
Small-Cap Value ProFund	1,000.00	1,163.90	14.89	2.73%
Small-Cap Growth ProFund	1,000.00	1,196.70	15.12	2.73%
Europe 30 ProFund	1,000.00	1,162.00	14.88	2.73%
UltraBull ProFund	1,000.00	1,342.30	16.00	2.71%
UltraMid-Cap ProFund	1,000.00	1,460.20	16.87	2.72%
UltraSmall-Cap ProFund	1,000.00	1,409.40	16.46	2.71%
UltraDow 30 ProFund	1,000.00	1,288.50	15.75	2.73%
UltraNASDAQ-100 ProFund	1,000.00	1,466.70	16.48	2.65%
UltraInternational ProFund	1,000.00	1,292.90	15.78	2.73%
UltraEmerging Markets ProFund	1,000.00	1,184.40	15.03	2.73%
UltraLatin America ProFund	1,000.00	1,208.90	15.53	2.79%
UltraChina ProFund	1,000.00	1,254.20	15.51	2.73%
UltraJapan ProFund	1,000.00	1,113.70	14.54	2.73%
Bear ProFund	1,000.00	827.20	12.67	2.75%
Short Small-Cap ProFund	1,000.00	792.40	12.42	2.75%
Short NASDAQ-100 ProFund	1,000.00	792.90	12.34	2.73%
UltraBear ProFund	1,000.00	686.80	11.44	2.69%
UltraShort Mid-Cap ProFund	1,000.00	629.40	11.21	2.73%
UltraShort Small-Cap ProFund	1,000.00	623.40	11.29	2.76%
UltraShort Dow 30 ProFund	1,000.00	722.90	11.86	2.73%
UltraShort NASDAQ-100 ProFund	1,000.00	629.40	11.70	2.85%
UltraShort International ProFund	1,000.00	683.80	12.90	3.04%
UltraShort Emerging Markets ProFund	1,000.00	744.00	12.00	2.73%
UltraShort Latin America ProFund	1,000.00	734.20	11.93	2.73%
UltraShort China ProFund	1,000.00	703.80	11.38	2.65%
UltraShort Japan ProFund	1,000.00	790.90	12.37	2.74%
Banks UltraSector ProFund	1,000.00	1,117.20	14.57	2.73%
Basic Materials UltraSector ProFund	1,000.00	1,449.60	16.79	2.72%
Biotechnology UltraSector ProFund	1,000.00	1,117.10	16.28	3.05%

26 :: Expense Examples (unaudited)

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	8/1/10	1/31/11	8/1/10 - 1/31/11	8/1/10 - 1/31/11

Consumer Goods UltraSector ProFund	$1,000.00	$1,163.60	$14.89	2.73%
Consumer Services UltraSector ProFund	1,000.00	1,269.30	15.62	2.73%
Financials UltraSector ProFund	1,000.00	1,162.00	14.88	2.73%
Health Care UltraSector ProFund	1,000.00	1,177.70	14.98	2.73%
Industrials UltraSector ProFund	1,000.00	1,334.70	16.07	2.73%
Internet UltraSector ProFund	1,000.00	1,504.50	17.17	2.72%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,094.80	14.41	2.73%
Oil & Gas UltraSector ProFund	1,000.00	1,564.00	17.51	2.71%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,740.40	18.72	2.71%
Pharmaceuticals UltraSector ProFund	1,000.00	1,102.70	14.47	2.73%
Precious Metals UltraSector ProFund	1,000.00	1,230.50	14.95	2.66%
Real Estate UltraSector ProFund	1,000.00	1,199.50	15.13	2.73%
Semiconductor UltraSector ProFund	1,000.00	1,353.40	16.19	2.73%
Technology UltraSector ProFund	1,000.00	1,303.80	15.85	2.73%
Telecommunications UltraSector ProFund	1,000.00	1,207.80	15.19	2.73%
Utilities UltraSector ProFund	1,000.00	1,112.80	14.54	2.73%
Short Oil & Gas ProFund	1,000.00	704.10	11.73	2.73%
Short Precious Metals ProFund	1,000.00	816.50	12.50	2.73%
Short Real Estate ProFund	1,000.00	840.40	14.33	3.09%
U.S. Government Plus ProFund	1,000.00	889.20	11.43	2.40%
Rising Rates Opportunity 10 ProFund	1,000.00	1,002.70	13.58	2.69%
Rising Rates Opportunity ProFund	1,000.00	1,064.60	13.58	2.61%
Rising U.S. Dollar ProFund	1,000.00	932.50	12.91	2.65%
Falling U.S. Dollar ProFund	1,000.00	1,037.20	14.07	2.74%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Expense Examples (unaudited) :: 27

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	8/1/10	1/31/11	8/1/10 - 1/31/11	8/1/10 - 1/31/11

Investor Class

Bull ProFund	$1,000.00	$1,016.13	$9.15	1.80%
Mid-Cap ProFund	1,000.00	1,016.64	8.64	1.70%
Small-Cap ProFund	1,000.00	1,016.48	8.79	1.73%
NASDAQ-100 ProFund	1,000.00	1,016.79	8.49	1.67%
Large-Cap Value ProFund	1,000.00	1,016.48	8.79	1.73%
Large-Cap Growth ProFund	1,000.00	1,016.48	8.79	1.73%
Mid-Cap Value ProFund	1,000.00	1,016.48	8.79	1.73%
Mid-Cap Growth ProFund	1,000.00	1,015.93	9.35	1.84%
Small-Cap Value ProFund	1,000.00	1,016.48	8.79	1.73%
Small-Cap Growth ProFund	1,000.00	1,016.48	8.79	1.73%
Europe 30 ProFund	1,000.00	1,016.48	8.79	1.73%
UltraBull ProFund	1,000.00	1,016.59	8.69	1.71%
UltraMid-Cap ProFund	1,000.00	1,016.53	8.74	1.72%
UltraSmall-Cap ProFund	1,000.00	1,016.59	8.69	1.71%
UltraDow 30 ProFund	1,000.00	1,016.48	8.79	1.73%
UltraNASDAQ-100 ProFund	1,000.00	1,016.89	8.39	1.65%
UltraInternational ProFund	1,000.00	1,016.48	8.79	1.73%
UltraEmerging Markets ProFund	1,000.00	1,016.48	8.79	1.73%
UltraLatin America ProFund	1,000.00	1,016.18	9.10	1.79%
UltraChina ProFund	1,000.00	1,016.48	8.79	1.73%
UltraJapan ProFund	1,000.00	1,016.48	8.79	1.73%
Bear ProFund	1,000.00	1,016.38	8.89	1.75%
Short Small-Cap ProFund	1,000.00	1,016.38	8.89	1.75%
Short NASDAQ-100 ProFund	1,000.00	1,016.48	8.79	1.73%
UltraBear ProFund	1,000.00	1,016.69	8.59	1.69%
UltraShort Mid-Cap ProFund	1,000.00	1,016.48	8.79	1.73%
UltraShort Small-Cap ProFund	1,000.00	1,016.33	8.94	1.76%
UltraShort Dow 30 ProFund	1,000.00	1,016.48	8.79	1.73%
UltraShort NASDAQ-100 ProFund	1,000.00	1,015.88	9.40	1.85%
UltraShort International ProFund	1,000.00	1,014.92	10.36	2.04%
UltraShort Emerging Markets ProFund	1,000.00	1,016.48	8.79	1.73%
UltraShort Latin America ProFund	1,000.00	1,016.48	8.79	1.73%
UltraShort China ProFund	1,000.00	1,016.48	8.79	1.73%
UltraShort Japan ProFund	1,000.00	1,016.43	8.84	1.74%
Banks UltraSector ProFund	1,000.00	1,016.48	8.79	1.73%
Basic Materials UltraSector ProFund	1,000.00	1,016.53	8.74	1.72%
Biotechnology UltraSector ProFund	1,000.00	1,014.87	10.41	2.05%
Consumer Goods UltraSector ProFund	1,000.00	1,016.48	8.79	1.73%
Consumer Services UltraSector ProFund	1,000.00	1,016.48	8.79	1.73%
Financials UltraSector ProFund	1,000.00	1,016.48	8.79	1.73%
Health Care UltraSector ProFund	1,000.00	1,016.48	8.79	1.73%
Industrials UltraSector ProFund	1,000.00	1,016.48	8.79	1.73%
Internet UltraSector ProFund	1,000.00	1,016.53	8.74	1.72%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,016.48	8.79	1.73%
Oil & Gas UltraSector ProFund	1,000.00	1,016.59	8.69	1.71%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,016.59	8.69	1.71%
Pharmaceuticals UltraSector ProFund	1,000.00	1,016.48	8.79	1.73%
Precious Metals UltraSector ProFund	1,000.00	1,016.84	8.44	1.66%
Real Estate UltraSector ProFund	1,000.00	1,016.48	8.79	1.73%
Semiconductor UltraSector ProFund	1,000.00	1,016.48	8.79	1.73%
Technology UltraSector ProFund	1,000.00	1,016.48	8.79	1.73%
Telecommunications UltraSector ProFund	1,000.00	1,016.48	8.79	1.73%

28 :: Expense Examples (unaudited)

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	8/1/10	1/31/11	8/1/10 - 1/31/11	8/1/10 - 1/31/11

Utilities UltraSector ProFund	$1,000.00	$1,016.48	$8.79	1.73%
Short Oil & Gas ProFund	1,000.00	1,016.48	8.79	1.73%
Short Precious Metals ProFund	1,000.00	1,016.48	8.79	1.73%
Short Real Estate ProFund	1,000.00	1,014.67	10.61	2.09%
U.S. Government Plus ProFund	1,000.00	1,018.15	7.12	1.40%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.69	8.59	1.69%
Rising Rates Opportunity ProFund	1,000.00	1,017.09	8.19	1.61%
Rising U.S. Dollar ProFund	1,000.00	1,016.89	8.39	1.65%
Falling U.S. Dollar ProFund	1,000.00	1,016.38	8.89	1.75%

Service Class

Bull ProFund	1,000.00	1,010.09	14.19	2.80%
Mid-Cap ProFund	1,000.00	1,011.59	13.69	2.70%
Small-Cap ProFund	1,000.00	1,011.44	13.84	2.73%
NASDAQ-100 ProFund	1,000.00	1,011.80	13.49	2.66%
Large-Cap Value ProFund	1,000.00	1,011.44	13.84	2.73%
Large-Cap Growth ProFund	1,000.00	1,011.44	13.84	2.73%
Mid-Cap Value ProFund	1,000.00	1,011.44	13.84	2.73%
Mid-Cap Growth ProFund	1,000.00	1,010.89	14.39	2.84%
Small-Cap Value ProFund	1,000.00	1,011.44	13.84	2.73%
Small-Cap Growth ProFund	1,000.00	1,011.44	13.84	2.73%
Europe 30 ProFund	1,000.00	1,011.44	13.84	2.73%
UltraBull ProFund	1,000.00	1,011.54	13.74	2.71%
UltraMid-Cap ProFund	1,000.00	1,011.49	13.79	2.72%
UltraSmall-Cap ProFund	1,000.00	1,011.54	13.74	2.71%
UltraDow 30 ProFund	1,000.00	1,011.44	13.84	2.73%
UltraNASDAQ-100 ProFund	1,000.00	1,011.85	13.44	2.65%
UltraInternational ProFund	1,000.00	1,011.44	13.84	2.73%
UltraEmerging Markets ProFund	1,000.00	1,011.44	13.84	2.73%
UltraLatin America ProFund	1,000.00	1,011.14	14.14	2.79%
UltraChina ProFund	1,000.00	1,011.44	13.84	2.73%
UltraJapan ProFund	1,000.00	1,011.44	13.84	2.73%
Bear ProFund	1,000.00	1,011.34	13.94	2.75%
Short Small-Cap ProFund	1,000.00	1,011.34	13.94	2.75%
Short NASDAQ-100 ProFund	1,000.00	1,011.44	13.84	2.73%
UltraBear ProFund	1,000.00	1,011.64	13.64	2.69%
UltraShort Mid-Cap ProFund	1,000.00	1,011.44	13.84	2.73%
UltraShort Small-Cap ProFund	1,000.00	1,011.29	13.99	2.76%
UltraShort Dow 30 ProFund	1,000.00	1,011.44	13.84	2.73%
UltraShort NASDAQ-100 ProFund	1,000.00	1,010.84	14.44	2.85%
UltraShort International ProFund	1,000.00	1,009.88	15.40	3.04%
UltraShort Emerging Markets ProFund	1,000.00	1,011.44	13.84	2.73%
UltraShort Latin America ProFund	1,000.00	1,011.44	13.84	2.73%
UltraShort China ProFund	1,000.00	1,011.85	13.44	2.65%
UltraShort Japan ProFund	1,000.00	1,011.39	13.89	2.74%
Banks UltraSector ProFund	1,000.00	1,011.44	13.84	2.73%
Basic Materials UltraSector ProFund	1,000.00	1,011.49	13.79	2.72%
Biotechnology UltraSector ProFund	1,000.00	1,009.83	15.45	3.05%
Consumer Goods UltraSector ProFund	1,000.00	1,011.44	13.84	2.73%
Consumer Services UltraSector ProFund	1,000.00	1,011.44	13.84	2.73%
Financials UltraSector ProFund	1,000.00	1,011.44	13.84	2.73%
Health Care UltraSector ProFund	1,000.00	1,011.44	13.84	2.73%
Industrials UltraSector ProFund	1,000.00	1,011.44	13.84	2.73%
Internet UltraSector ProFund	1,000.00	1,011.49	13.79	2.72%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,011.44	13.84	2.73%
Oil & Gas UltraSector ProFund	1,000.00	1,011.54	13.74	2.71%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,011.54	13.74	2.71%
Pharmaceuticals UltraSector ProFund	1,000.00	1,011.44	13.84	2.73%
Precious Metals UltraSector ProFund	1,000.00	1,011.80	13.49	2.66%

Expense Examples (unaudited) :: 29

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	8/1/10	1/31/11	8/1/10 - 1/31/11	8/1/10 - 1/31/11

Real Estate UltraSector ProFund	$1,000.00	$1,011.44	$13.84	2.73%
Semiconductor UltraSector ProFund	1,000.00	1,011.44	13.84	2.73%
Technology UltraSector ProFund	1,000.00	1,011.44	13.84	2.73%
Telecommunications UltraSector ProFund	1,000.00	1,011.44	13.84	2.73%
Utilities UltraSector ProFund	1,000.00	1,011.44	13.84	2.73%
Short Oil & Gas ProFund	1,000.00	1,011.44	13.84	2.73%
Short Precious Metals ProFund	1,000.00	1,011.44	13.84	2.73%
Short Real Estate ProFund	1,000.00	1,009.63	15.65	3.09%
U.S. Government Plus ProFund	1,000.00	1,013.11	12.18	2.40%
Rising Rates Opportunity 10 ProFund	1,000.00	1,011.64	13.64	2.69%
Rising Rates Opportunity ProFund	1,000.00	1,012.05	13.24	2.61%
Rising U.S. Dollar ProFund	1,000.00	1,011.85	13.44	2.65%
Falling U.S. Dollar ProFund	1,000.00	1,011.39	13.89	2.74%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

This Page Intentionally Left Blank

32 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks (37.4%)
	Percentage
	of Net Assets	Shares		Value

3M Co. (Miscellaneous Manufacturing)	0.2%	784		$68,929
Abbott Laboratories (Pharmaceuticals)	0.2%	1,680		75,869
Amazon.com, Inc.* (Internet)	0.2%	392		66,499
Apple Computer, Inc.* (Computers)	1.0%	994		337,284
AT&T, Inc. (Telecommunications)	0.5%	6,454		177,614
Bank of America Corp. (Banks)	0.4%	11,004		151,085
Berkshire Hathaway, Inc.—Class B* (Insurance)	0.5%	1,890		154,507
Caterpillar, Inc. (Machinery-Construction & Mining)	0.2%	686		66,549
Chevron Corp. (Oil & Gas)	0.6%	2,198		208,656
Cisco Systems, Inc.* (Telecommunications)	0.4%	6,048		127,915
Citigroup, Inc.* (Diversified Financial Services)	0.4%	31,696		152,775
Coca-Cola Co. (Beverages)	0.5%	2,534		159,262
Comcast Corp.—Class A (Media)	0.2%	3,038		69,114
ConocoPhillips (Oil & Gas)	0.3%	1,610		115,051
Exxon Mobil Corp. (Oil & Gas)	1.3%	5,502		443,901
Ford Motor Co.* (Auto Manufacturers)	0.2%	4,088		65,204
General Electric Co. (Miscellaneous Manufacturing)	0.7%	11,620		234,027
Google, Inc.—Class A* (Internet)	0.5%	266		159,696
Hewlett-Packard Co. (Computers)	0.3%	2,478		113,220
Home Depot, Inc. (Retail)	0.2%	1,792		65,892
Intel Corp. (Semiconductors)	0.4%	6,090		130,691
International Business Machines Corp. (Computers)	0.6%	1,358		219,996
J.P. Morgan Chase & Co. (Diversified Financial Services)	0.6%	4,270		191,894
Johnson & Johnson (Healthcare-Products)	0.5%	2,996		179,071
Kraft Foods, Inc. (Food)	0.2%	1,904		58,205
McDonald’s Corp. (Retail)	0.2%	1,148		84,573
Merck & Co., Inc. (Pharmaceuticals)	0.3%	3,360		111,451
Microsoft Corp. (Software)	0.7%	8,218		227,844
Occidental Petroleum Corp. (Oil & Gas)	0.3%	882		85,272
Oracle Corp. (Software)	0.4%	4,228		135,423
PepsiCo, Inc. (Beverages)	0.3%	1,736		111,642
Pfizer, Inc. (Pharmaceuticals)	0.5%	8,736		159,170
Philip Morris International, Inc. (Commercial Services)	0.3%	1,974		112,992
Procter & Gamble Co. (Cosmetics/Personal Care)	0.6%	3,052		192,673
Qualcomm, Inc. (Telecommunications)	0.3%	1,764		95,485
Schlumberger, Ltd. (Oil & Gas Services)	0.4%	1,484		132,061
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.3%	560		91,627
United Parcel Service, Inc.—Class B (Transportation)	0.2%	1,078		77,206
United Technologies Corp. (Aerospace/Defense)	0.2%	1,008		81,950
Verizon Communications, Inc. (Telecommunications)	0.3%	3,080		109,710
Wal-Mart Stores, Inc. (Retail)	0.4%	2,142		120,102
Walt Disney Co. (Media)	0.2%	2,072		80,539
Wells Fargo & Co. (Banks)	0.5%	5,726		185,637
Other Common Stocks	19.9%	183,443		6,776,270

TOTAL COMMON STOCKS
(Cost $5,045,511)				12,764,533

Rights/Warrants(NM)
American International Group, Inc. (Diversified Financial Services)		–	(a)	3

TOTAL RIGHTS/WARRANTS
(Cost $4)				3

Repurchase Agreements (61.5%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,007,008 (Collateralized by $2,029,600 U.S. Treasury Notes, 1.00%, 9/30/11, total value $2,047,209)	$2,007,000	$2,007,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $6,162,026 (Collateralized by $6,348,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $6,286,360)	6,162,000	6,162,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $12,051,057 (Collateralized by $12,380,000 of various Federal Home Loan Bank Securities, 1.00%, 11/18/13-3/3/14, total value $12,299,432)	12,051,000	12,051,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $752,003 (Collateralized by $775,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $774,025)	752,000	752,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,972,000)		20,972,000

TOTAL INVESTMENT SECURITIES
(Cost $26,017,515)—98.9%		33,736,536
Net other assets (liabilities)—1.1%		369,195

NET ASSETS—100.0%		$34,105,731

(a)	Amount is less than 0.50 a share.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $1,262,000.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 33

Futures Contracts Purchased

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $8,915,113)	139	$354,508

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$8,086,418	$(84,446)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	4,367,174	(97,226)

		$(181,672)

Bull ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Advertising	$20,138	0.1%
Aerospace/Defense	268,872	0.8%
Agriculture	143,885	0.4%
Airlines	9,622	NM
Apparel	67,669	0.2%
Auto Manufacturers	87,348	0.3%
Auto Parts & Equipment	31,645	0.1%
Banks	619,156	1.8%
Beverages	308,062	0.9%
Biotechnology	133,110	0.4%
Building Materials	11,179	NM
Chemicals	226,880	0.7%
Coal	38,209	0.1%
Commercial Services	247,338	0.7%
Computers	836,412	2.5%
Cosmetics/Personal Care	256,737	0.8%
Distribution/Wholesale	26,838	0.1%
Diversified Financial Services	729,922	2.1%
Electric	392,286	1.1%
Electrical Components & Equipment	52,662	0.2%
Electronics	71,682	0.2%
Energy-Alternate Sources	8,656	NM
Engineering & Construction	20,753	0.1%
Entertainment	10,086	NM
Environmental Control	37,671	0.1%
Food	227,389	0.7%
Forest Products & Paper	40,208	0.1%
Gas	23,273	0.1%
Hand/Machine Tools	17,192	0.1%
Healthcare-Products	383,222	1.1%
Healthcare-Services	136,915	0.4%
Holding Companies-Diversified	6,829	NM
Home Builders	9,940	NM
Home Furnishings	10,214	NM
Household Products/Wares	53,760	0.2%
Housewares	6,199	NM
Insurance	498,534	1.5%
Internet	375,783	1.1%
Iron/Steel	47,415	0.1%
Leisure Time	31,274	0.1%
Lodging	39,856	0.1%
Machinery-Construction & Mining	66,549	0.2%
Machinery-Diversified	83,706	0.2%
Media	376,198	1.1%
Metal Fabricate/Hardware	22,020	0.1%
Mining	106,034	0.3%
Miscellaneous Manufacturing	534,174	1.6%
Office/Business Equipment	21,496	0.1%
Oil & Gas	1,265,898	3.7%
Oil & Gas Services	269,566	0.8%
Packaging & Containers	20,468	0.1%
Pharmaceuticals	633,260	1.9%
Pipelines	48,338	0.1%
REIT	171,915	0.5%
Real Estate	7,145	NM
Retail	727,403	2.1%
Savings & Loans	6,303	NM
Semiconductors	325,580	1.0%
Software	562,068	1.6%
Telecommunications	691,001	2.0%
Textiles	3,928	NM
Toys/Games/Hobbies	16,073	NM
Transportation	240,592	0.7%
Other**	21,341,195	62.6%

Total	$34,105,731	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

34 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks (31.0%)
	Shares	Value

99 Cents Only Stores* (Retail)	492	$7,331
Aaron’s, Inc. (Home Furnishings)	738	14,162
ACI Worldwide, Inc.* (Software)	328	8,689
Acuity Brands, Inc. (Miscellaneous Manufacturing)	410	22,632
Acxiom Corp.* (Software)	820	14,129
ADTRAN, Inc. (Telecommunications)	656	26,981
Advance Auto Parts, Inc. (Retail)	902	57,674
Advent Software, Inc.* (Software)	328	9,696
Aecom Technology Corp.* (Engineering & Construction)	1,230	36,002
Aeropostale, Inc.* (Retail)	984	23,734
Affiliated Managers Group, Inc.* (Diversified Financial Services)	574	58,450
AGCO Corp.* (Machinery-Diversified)	984	49,889
AGL Resources, Inc. (Gas)	820	30,094
AirTran Holdings, Inc.* (Airlines)	1,394	10,302
Alaska Air Group, Inc.* (Airlines)	410	24,288
Albemarle Corp. (Chemicals)	984	55,261
Alberto-Culver Co. (Cosmetics/Personal Care)	902	33,599
Alexander & Baldwin, Inc. (Transportation)	410	16,449
Alexandria Real Estate Equities, Inc. (REIT)	574	44,221
Alliance Data Systems Corp.* (Commercial Services)	574	40,605
Alliant Energy Corp. (Electric)	1,148	42,660
Alliant Techsystems, Inc.* (Aerospace/Defense)	328	24,849
Allscripts Healthcare Solutions, Inc.* (Software)	1,968	41,544
AMB Property Corp. (REIT)	1,722	57,773
American Eagle Outfitters, Inc. (Retail)	2,050	29,643
American Financial Group, Inc. (Insurance)	820	26,675
American Greetings Corp.—Class A (Household Products/Wares)	410	8,909
Ametek, Inc. (Electrical Components & Equipment)	1,722	70,223
AnnTaylor Stores Corp.* (Retail)	574	12,697
ANSYS, Inc.* (Software)	984	51,611
AOL, Inc.* (Internet)	1,148	27,001
Apollo Investment Corp. (Investment Companies)	2,050	24,180
AptarGroup, Inc. (Miscellaneous Manufacturing)	738	35,468
Aqua America, Inc. (Water)	1,476	34,125
Arch Coal, Inc. (Coal)	1,722	58,978
Arrow Electronics, Inc.* (Electronics)	1,230	46,494
Arthur J. Gallagher & Co. (Insurance)	1,148	34,073
Ascena Retail Group, Inc.* (Retail)	738	20,007
Ashland, Inc. (Chemicals)	820	47,609
Aspen Insurance Holdings, Ltd. (Insurance)	820	24,641
Associated Banc-Corp (Banks)	1,804	25,220
Astoria Financial Corp. (Savings & Loans)	820	11,677
Atmel Corp.* (Semiconductors)	4,756	64,396
Atmos Energy Corp. (Gas)	984	32,078
Atwood Oceanics, Inc.* (Oil & Gas)	574	23,201
Avnet, Inc.* (Electronics)	1,558	55,496
Bally Technologies, Inc.* (Entertainment)	574	23,494
BancorpSouth, Inc. (Banks)	738	11,542
Bank of Hawaii Corp. (Banks)	492	23,060
Barnes & Noble, Inc. (Retail)	410	6,458
BE Aerospace, Inc.* (Aerospace/Defense)	1,066	41,244
Beckman Coulter, Inc. (Healthcare-Products)	738	53,143
Bill Barrett Corp.* (Oil & Gas)	492	20,162
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	164	17,856
BJ’s Wholesale Club, Inc.* (Retail)	574	25,222
Black Hills Corp. (Electric)	410	12,714
Bob Evans Farms, Inc. (Retail)	328	10,325
BorgWarner, Inc.* (Auto Parts & Equipment)	1,230	82,939
Boyd Gaming Corp.* (Lodging)	574	6,222
BRE Properties, Inc.—Class A (REIT)	656	29,290
Brinker International, Inc. (Retail)	984	23,154
Broadridge Financial Solutions, Inc. (Software)	1,312	30,032
Brown & Brown, Inc. (Insurance)	1,230	30,455
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	820	74,423
Cabot Corp. (Chemicals)	656	28,372
Cadence Design Systems, Inc.* (Computers)	2,788	24,200
Camden Property Trust (REIT)	738	40,907
Career Education Corp.* (Commercial Services)	656	14,721
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	656	24,738
Carpenter Technology Corp. (Iron/Steel)	492	20,246
Cathay Bancorp, Inc. (Banks)	820	14,194
Charles River Laboratories International, Inc.* (Biotechnology)	574	22,013
Cheesecake Factory, Inc.* (Retail)	656	19,359
Chico’s FAS, Inc. (Retail)	1,886	20,595
Chipotle Mexican Grill, Inc.—Class A* (Retail)	328	71,806
Church & Dwight, Inc. (Household Products/Wares)	738	50,782
Ciena Corp.* (Telecommunications)	984	21,678
Cimarex Energy Co. (Oil & Gas)	902	93,925
City National Corp. (Banks)	492	28,433
Clean Harbors, Inc.* (Environmental Control)	246	22,150
Cleco Corp. (Electric)	656	20,507
Collective Brands, Inc.* (Retail)	656	13,356
Commerce Bancshares, Inc. (Banks)	820	33,727
Commercial Metals Co. (Metal Fabricate/ Hardware)	1,230	20,566
Community Health Systems, Inc.* (Healthcare-Services)	984	34,558
Compass Minerals International, Inc. (Mining)	328	30,133
Comstock Resources, Inc.* (Oil & Gas)	492	13,628
Con-way, Inc. (Transportation)	574	19,527
Concur Technologies, Inc.* (Software)	492	25,107
Convergys Corp.* (Commercial Services)	1,312	18,683
Copart, Inc.* (Retail)	738	28,967
CoreLogic, Inc. (Commercial Services)	1,066	21,373
Corn Products International, Inc. (Food)	820	37,827
Corporate Office Properties Trust (REIT)	738	26,974
Corrections Corp. of America* (Commercial Services)	1,148	28,482
Cousins Properties, Inc. (REIT)	1,066	9,082
Covance, Inc.* (Healthcare-Services)	656	36,985
Crane Co. (Miscellaneous Manufacturing)	492	21,850
Cree Research, Inc.* (Semiconductors)	1,148	57,963
Cullen/Frost Bankers, Inc. (Banks)	656	37,904
Cytec Industries, Inc. (Chemicals)	492	26,834
Deckers Outdoor Corp.* (Apparel)	410	30,090
Deluxe Corp. (Commercial Services)	574	14,034
Dick’s Sporting Goods, Inc.* (Retail)	902	32,553
Diebold, Inc. (Computers)	656	20,113
Digital River, Inc.* (Internet)	410	13,013
Dollar Tree, Inc.* (Retail)	1,312	66,361
Donaldson Co., Inc. (Miscellaneous Manufacturing)	820	48,052
DPL, Inc. (Electric)	1,230	32,201
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	738	20,716
Drill-Quip, Inc.* (Oil & Gas Services)	328	25,295
DST Systems, Inc. (Computers)	410	19,500
Duke-Weeks Realty Corp. (REIT)	2,624	35,949
Dynegy, Inc.* (Electric)	1,066	6,705
East West Bancorp, Inc. (Banks)	1,558	33,824
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,788	10,204
Eaton Vance Corp. (Diversified Financial Services)	1,230	37,269
Edwards Lifesciences Corp.* (Healthcare-Products)	1,230	103,677
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,230	40,861
See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 35

Common Stocks, continued
	Shares	Value

Energen Corp. (Gas)	738	$41,254
Energizer Holdings, Inc.* (Electrical Components & Equipment)	738	53,682
Equinix, Inc.* (Internet)	492	43,503
Equity One, Inc. (REIT)	492	9,176
Essex Property Trust, Inc. (REIT)	328	38,048
Everest Re Group, Ltd. (Insurance)	574	48,377
Exterran Holdings, Inc.* (Oil & Gas Services)	656	16,275
FactSet Research Systems, Inc. (Computers)	492	49,594
Fair Isaac Corp. (Software)	410	10,406
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,312	23,354
Federal Realty Investment Trust (REIT)	656	52,762
Fidelity National Title Group, Inc.—Class A (Insurance)	2,378	31,984
First American Financial Corp. (Insurance)	1,066	16,534
First Niagara Financial Group, Inc. (Savings & Loans)	2,214	30,730
FirstMerit Corp. (Banks)	1,148	21,031
Flowers Foods, Inc. (Food)	820	20,689
Foot Locker, Inc. (Retail)	1,640	29,290
Forest Oil Corp.* (Oil & Gas)	1,148	44,542
Fossil, Inc.* (Household Products/Wares)	574	40,783
Frontier Oil Corp.* (Oil & Gas)	1,066	22,173
FTI Consulting, Inc.* (Commercial Services)	492	17,943
Fulton Financial Corp. (Banks)	2,050	21,156
Gardner Denver, Inc. (Machinery-Diversified)	574	41,408
Gartner Group, Inc.* (Commercial Services)	738	26,140
GATX Corp. (Trucking & Leasing)	492	16,359
Gen-Probe, Inc.* (Healthcare-Products)	492	30,942
Gentex Corp. (Electronics)	1,476	47,335
Global Payments, Inc. (Software)	820	38,737
Graco, Inc. (Machinery - Diversified)	656	27,867
Granite Construction, Inc. (Engineering & Construction)	328	8,476
Great Plains Energy, Inc. (Electric)	1,394	27,434
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,230	41,303
Greenhill & Co., Inc. (Diversified Financial Services)	246	17,077
Greif, Inc.—Class A (Packaging & Containers)	328	20,680
GUESS?, Inc. (Apparel)	656	28,064
Hanesbrands, Inc.* (Apparel)	984	22,652
Hanover Insurance Group, Inc. (Insurance)	492	23,272
Hansen Natural Corp.* (Beverages)	738	41,800
Harsco Corp. (Miscellaneous Manufacturing)	820	26,461
Harte-Hanks, Inc. (Advertising)	410	5,113
Hawaiian Electric Industries, Inc. (Electric)	984	24,502
HCC Insurance Holdings, Inc. (Insurance)	1,230	37,244
Health Management Associates, Inc.—Class A* (Healthcare-Services)	2,624	23,878
Health Net, Inc.* (Healthcare-Services)	984	28,074
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,066	13,218
Henry Schein, Inc.* (Healthcare-Products)	984	64,609
Herman Miller, Inc. (Office Furnishings)	574	13,851
Highwoods Properties, Inc. (REIT)	738	24,184
Hill-Rom Holdings, Inc. (Healthcare-Products)	656	26,548
HNI Corp. (Office Furnishings)	492	14,927
Hologic, Inc.* (Healthcare-Products)	2,706	53,904
Hospitality Properties Trust (REIT)	1,312	32,629
Hubbell, Inc.—Class B (Electrical Components & Equipment)	656	40,173
IDACORP, Inc. (Electric)	492	18,386
IDEX Corp. (Machinery-Diversified)	820	32,521
IDEXX Laboratories, Inc.* (Healthcare-Products)	574	41,156
Immucor, Inc.* (Healthcare-Products)	738	14,590
Informatica Corp.* (Software)	984	45,658
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,640	32,374
Integrated Device Technology, Inc.* (Semiconductors)	1,640	10,463
International Bancshares Corp. (Banks)	574	10,889
International Rectifier Corp.* (Semiconductors)	738	23,638
International Speedway Corp. (Entertainment)	328	9,489
Intersil Corp.—Class A (Semiconductors)	1,312	19,837
Intrepid Potash, Inc.* (Chemicals)	492	17,781
Itron, Inc.* (Electronics)	410	23,788
ITT Educational Services, Inc.* (Commercial Services)	246	16,197
J. Crew Group, Inc.* (Retail)	656	28,484
J.B. Hunt Transport Services, Inc. (Transportation)	902	36,982
Jack Henry & Associates, Inc. (Computers)	902	26,663
Jefferies Group, Inc. (Diversified Financial Services)	1,312	32,813
JetBlue Airways Corp.* (Airlines)	2,132	12,792
John Wiley & Sons, Inc. (Media)	492	22,607
Jones Lang LaSalle, Inc. (Real Estate)	410	36,342
Joy Global, Inc. (Machinery-Construction & Mining)	1,066	92,934
Kansas City Southern Industries, Inc.* (Transportation)	1,066	53,279
KB Home (Home Builders)	738	10,952
KBR, Inc. (Engineering & Construction)	1,558	50,012
Kennametal, Inc. (Hand/Machine Tools)	820	33,292
Kindred Healthcare, Inc.* (Healthcare-Services)	410	7,671
Kinetic Concepts, Inc.* (Healthcare-Products)	656	30,261
Kirby Corp.* (Transportation)	574	26,829
Korn/Ferry International* (Commercial Services)	492	11,513
Lam Research Corp.* (Semiconductors)	1,312	65,456
Lamar Advertising Co.* (Advertising)	574	21,146
Lancaster Colony Corp. (Miscellaneous Manufacturing)	164	9,113
Landstar System, Inc. (Transportation)	492	20,384
Lender Processing Services, Inc. (Diversified Financial Services)	984	31,232
Lennox International, Inc. (Building Materials)	492	24,177
Liberty Property Trust (REIT)	1,230	42,767
Life Time Fitness, Inc.* (Leisure Time)	410	16,351
LifePoint Hospitals, Inc.* (Healthcare-Services)	574	20,205
Lincare Holdings, Inc. (Healthcare-Services)	984	26,617
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	410	27,765
LKQ Corp.* (Distribution/Wholesale)	1,476	35,660
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,394	13,996
Lubrizol Corp. (Chemicals)	656	70,494
M.D.C. Holdings, Inc. (Home Builders)	410	12,673
Mack-Cali Realty Corp. (REIT)	820	28,716
Manpower, Inc. (Commercial Services)	820	52,947
ManTech International Corp.—Class A* (Software)	246	9,890
Martin Marietta Materials (Building Materials)	492	41,082
Masimo Corp. (Healthcare-Products)	656	19,664
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	328	11,624
MDU Resources Group, Inc. (Electric)	1,968	41,781
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	656	16,682
Mednax, Inc.* (Healthcare-Services)	492	32,546
Mentor Graphics Corp.* (Computers)	1,148	14,620
Mercury General Corp. (Insurance)	410	17,405
Meredith Corp. (Media)	410	13,817
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	328	48,934

See accompanying notes to the financial statements.

36 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks, continued
	Shares	Value

Micros Systems, Inc.* (Computers)	820	$37,507
Mine Safety Appliances Co. (Environmental Control)	328	10,227
Minerals Technologies, Inc. (Chemicals)	164	10,335
Mohawk Industries, Inc.* (Textiles)	574	31,886
MSC Industrial Direct Co.—Class A (Retail)	492	29,240
MSCI, Inc.—Class A* (Software)	1,230	42,103
National Fuel Gas Co. (Pipelines)	820	56,039
National Instruments Corp. (Computers)	574	24,286
Nationwide Health Properties, Inc. (REIT)	1,312	49,266
Navigant Consulting Co.* (Commercial Services)	492	5,013
NCR Corp.* (Computers)	1,640	26,896
NeuStar, Inc.* (Telecommunications)	738	19,801
New York Community Bancorp (Savings & Loans)	4,592	84,125
NewAlliance Bancshares, Inc. (Savings & Loans)	1,066	15,937
NewMarket Corp. (Chemicals)	82	10,403
Nordson Corp. (Machinery-Diversified)	328	30,278
NSTAR (Electric)	1,066	46,243
NV Energy, Inc. (Electric)	2,460	35,350
NVR, Inc.* (Home Builders)	82	62,730
Oceaneering International, Inc.* (Oil & Gas Services)	574	44,330
Office Depot, Inc.* (Retail)	2,870	15,068
OGE Energy Corp. (Electric)	984	45,156
Old Republic International Corp. (Insurance)	2,624	32,092
Olin Corp. (Chemicals)	820	15,965
OMEGA Healthcare Investors, Inc. (REIT)	1,066	23,750
Omnicare, Inc. (Pharmaceuticals)	1,230	31,882
Oshkosh Truck Corp.* (Auto Manufacturers)	984	37,303
Overseas Shipholding Group, Inc. (Transportation)	246	8,177
Owens & Minor, Inc. (Distribution/Wholesale)	656	19,372
Packaging Corp. of America (Packaging & Containers)	1,066	30,114
PacWest Bancorp (Banks)	328	6,471
Panera Bread Co.—Class A* (Retail)	328	31,344
Parametric Technology Corp.* (Software)	1,230	27,343
Patriot Coal Corp.* (Coal)	820	21,459
Patterson-UTI Energy, Inc. (Oil & Gas)	1,640	38,278
Pentair, Inc. (Miscellaneous Manufacturing)	1,066	38,557
Perrigo Co. (Pharmaceuticals)	902	65,611
PetSmart, Inc. (Retail)	1,230	49,495
Pharmaceutical Product Development, Inc. (Commercial Services)	1,230	35,842
Phillips-Van Heusen Corp. (Apparel)	656	38,291
Plains Exploration & Production Co.* (Oil & Gas)	1,476	52,250
Plantronics, Inc. (Telecommunications)	492	17,417
PNM Resources, Inc. (Electric)	902	11,753
Polaris Industries, Inc. (Leisure Time)	328	25,230
Polycom, Inc.* (Telecommunications)	902	39,553
Potlatch Corp. (Forest Products & Paper)	410	15,232
Pride International, Inc.* (Oil & Gas)	1,804	58,630
Prosperity Bancshares, Inc. (Banks)	492	19,901
Protective Life Corp. (Insurance)	902	24,868
QLogic Corp.* (Semiconductors)	1,148	20,446
Quest Software, Inc.* (Software)	656	16,938
Questar Corp. (Pipelines)	1,804	31,444
Quicksilver Resources, Inc.* (Oil & Gas)	1,230	18,462
Rackspace Hosting, Inc.* (Internet)	984	32,974
Ralcorp Holdings, Inc.* (Food)	574	35,129
Raymond James Financial Corp. (Diversified Financial Services)	1,066	38,611
Rayonier, Inc. (Forest Products & Paper)	820	48,552
Realty Income Corp. (REIT)	1,230	43,001
Regal-Beloit Corp. (Hand/Machine Tools)	410	27,363
Regency Centers Corp. (REIT)	820	35,350
Regis Corp. (Retail)	574	9,620
Reinsurance Group of America, Inc. (Insurance)	738	42,479
Reliance Steel & Aluminum Co. (Iron/Steel)	820	42,878
Rent-A-Center, Inc. (Commercial Services)	656	19,509
ResMed, Inc.* (Healthcare-Products)	1,558	49,061
RF Micro Devices, Inc.* (Telecommunications)	2,870	19,286
Riverbed Technology, Inc.* (Computers)	1,558	55,885
Rock-Tenn Co.—Class A (Forest Products & Paper)	410	27,368
Rollins, Inc. (Commercial Services)	656	12,457
Rovi Corp.* (Semiconductors)	1,066	65,836
RPM, Inc. (Chemicals)	1,312	30,740
Ruddick Corp. (Food)	410	13,817
Saks, Inc.* (Retail)	1,722	20,182
Scholastic Corp. (Media)	246	7,314
Scientific Games Corp.—Class A* (Entertainment)	656	6,770
SEI Investments Co. (Software)	1,558	36,068
Semtech Corp.* (Semiconductors)	656	14,324
Senior Housing Properties Trust (REIT)	1,476	33,092
Sensient Technologies Corp. (Chemicals)	492	16,684
Service Corp. International (Commercial Services)	2,542	22,039
Shaw Group, Inc.* (Engineering & Construction)	902	34,069
Silgan Holdings, Inc. (Packaging & Containers)	492	18,366
Silicon Laboratories, Inc.* (Semiconductors)	492	21,884
Skyworks Solutions, Inc.* (Semiconductors)	1,886	59,918
SL Green Realty Corp. (REIT)	820	59,663
SM Energy Co. (Oil & Gas)	656	40,777
Smithfield Foods, Inc.* (Food)	1,722	34,285
Solera Holdings, Inc. (Software)	738	38,620
Sonoco Products Co. (Packaging & Containers)	1,066	37,896
Sotheby’s (Commercial Services)	738	29,741
Southern Union Co. (Gas)	1,312	35,057
SPX Corp. (Miscellaneous Manufacturing)	492	38,563
SRA International, Inc.—Class A* (Computers)	410	10,939
StanCorp Financial Group, Inc. (Insurance)	492	21,948
Steel Dynamics, Inc. (Iron/Steel)	2,296	41,787
STERIS Corp. (Healthcare-Products)	656	22,842
Strayer Education, Inc. (Commercial Services)	164	19,680
Superior Energy Services, Inc.* (Oil & Gas Services)	820	28,798
SVB Financial Group* (Banks)	410	21,513
Synopsys, Inc.* (Computers)	1,558	42,269
Synovus Financial Corp. (Banks)	8,200	21,648
Taubman Centers, Inc. (REIT)	574	30,049
TCF Financial Corp. (Banks)	1,312	19,601
Tech Data Corp.* (Distribution/Wholesale)	492	23,080
Techne Corp. (Healthcare-Products)	410	28,270
Teleflex, Inc. (Miscellaneous Manufacturing)	410	23,501
Telephone & Data Systems, Inc. (Telecommunications)	984	35,178
Temple-Inland, Inc. (Forest Products & Paper)	1,148	27,541
Terex Corp.* (Machinery-Construction & Mining)	1,148	37,230
The Brink’s Co. (Miscellaneous Manufacturing)	492	13,284
The Corporate Executive Board Co. (Commercial Services)	328	12,746
The Macerich Co. (REIT)	1,394	67,832
The New York Times Co.—Class A* (Media)	1,230	12,435
The Ryland Group, Inc. (Home Builders)	492	8,758
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	492	25,422
The Timberland Co.—Class A* (Apparel)	410	10,959
The Warnaco Group, Inc.* (Apparel)	492	25,131
Thomas & Betts Corp.* (Electronics)	574	29,498
Thor Industries, Inc. (Home Builders)	410	15,236

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 37

Common Stocks, continued
	Shares	Value

Thoratec Corp.* (Healthcare-Products)	574	$13,541
Tibco Software, Inc.* (Internet)	1,722	37,850
Tidewater, Inc. (Oil & Gas Services)	574	34,147
Timken Co. (Metal Fabricate/Hardware)	820	38,556
Toll Brothers, Inc.* (Home Builders)	1,476	29,874
Tootsie Roll Industries, Inc. (Food)	246	6,804
Towers Watson & Co.—Class A (Commercial Services)	492	26,829
Tractor Supply Co. (Retail)	738	37,867
Transatlantic Holdings, Inc. (Insurance)	656	33,751
Trimble Navigation, Ltd.* (Electronics)	1,230	56,678
Trinity Industries, Inc. (Miscellaneous Manufacturing)	820	22,870
Trustmark Corp. (Banks)	574	13,770
Tupperware Corp. (Household Products/Wares)	656	30,012
tw telecom, Inc.* (Telecommunications)	1,558	26,720
UDR, Inc. (REIT)	1,886	44,283
UGI Corp. (Gas)	1,148	35,990
Under Armour, Inc.—Class A* (Retail)	328	19,634
Unit Corp.* (Oil & Gas)	410	20,992
United Rentals, Inc.* (Commercial Services)	656	17,482
United Therapeutics Corp.* (Pharmaceuticals)	492	33,446
Unitrin, Inc. (Insurance)	492	13,240
Universal Corp. (Agriculture)	246	9,321
Universal Health Services, Inc.—Class B (Healthcare-Services)	984	41,426
URS Corp.* (Engineering & Construction)	902	40,094
Valley National Bancorp (Banks)	1,722	23,299
Valmont Industries, Inc. (Metal Fabricate/Hardware)	246	22,863
Valspar Corp. (Chemicals)	1,066	39,836
ValueClick, Inc.* (Internet)	820	11,488
VCA Antech, Inc.* (Pharmaceuticals)	902	20,674
Vectren Corp. (Gas)	820	21,722
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,132	82,913
Vishay Intertechnology, Inc.* (Electronics)	1,722	28,413
W.R. Berkley Corp. (Insurance)	1,230	34,747
Wabtec Corp. (Machinery-Diversified)	492	26,666
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	902	32,580
Washington Federal, Inc. (Savings & Loans)	1,148	19,849
Waste Connections, Inc. (Environmental Control)	1,230	35,633
Watsco, Inc. (Distribution/Wholesale)	328	20,572
Webster Financial Corp. (Banks)	656	15,009
Weingarten Realty Investors (REIT)	1,230	30,160
WellCare Health Plans, Inc.* (Healthcare-Services)	410	12,259
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	3,362	16,238
Werner Enterprises, Inc. (Transportation)	492	12,128
Westamerica Bancorp (Banks)	328	16,400
Westar Energy, Inc. (Electric)	1,148	29,274
WGL Holdings, Inc. (Gas)	574	20,698
Williams Sonoma, Inc. (Retail)	1,148	36,966
WMS Industries, Inc.* (Leisure Time)	574	24,079
Woodward, Inc. (Electronics)	656	22,124
Worthington Industries, Inc. (Metal Fabricate/Hardware)	574	10,906
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	574	22,329

TOTAL COMMON STOCKS
(Cost $8,378,233)		11,842,898

Repurchase Agreements (65.9%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,410,009 (Collateralized by $2,437,000 U.S. Treasury Notes, 1.00%, 9/30/11, total value $2,458,144)	$2,410,000	$2,410,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $7,396,031 (Collateralized by $7,548,000 of various U.S. Government Agency Obligations, 0.19%‡–5.38%, 7/18/11-8/8/11, total value $7,545,716)	7,396,000	7,396,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $14,467,068 (Collateralized by $15,645,000 of various Federal Home Loan Bank Securities, 1.00%–4.10%, 3/3/14-10/25/30, total value $14,763,827)	14,467,000	14,467,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $903,004 (Collateralized by $926,000 of various U.S. Government Agency Obligations, 0.25%–5.38%, 7/18/11-1/18/12, total value $924,995)	903,000	903,000

TOTAL REPURCHASE AGREEMENTS
(Cost $25,176,000)		25,176,000

TOTAL INVESTMENT SECURITIES
(Cost $33,554,233)—96.9%		37,018,898
Net other assets (liabilities)—3.1%		1,173,669

NET ASSETS—100.0%		$38,192,567

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $670,000.
‡	Represents the effective yield or interest rate in effect at January 31, 2011.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 3/21/11 (Underlying notional amount at value $17,348,640)	188	$651,793

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$4,912,585	$(55,963)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	4,061,991	(57,949)

		$(113,912)

See accompanying notes to the financial statements.

38 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Mid-Cap ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Advertising	$26,259	0.1%
Aerospace/Defense	66,093	0.2%
Agriculture	9,321	NM
Airlines	47,382	0.1%
Apparel	155,187	0.4%
Auto Manufacturers	37,303	0.1%
Auto Parts & Equipment	82,939	0.2%
Banks	418,592	1.1%
Beverages	83,103	0.2%
Biotechnology	122,782	0.3%
Building Materials	65,259	0.2%
Chemicals	370,314	1.0%
Coal	80,437	0.2%
Commercial Services	463,976	1.2%
Computers	352,472	0.9%
Cosmetics/Personal Care	33,599	0.1%
Distribution/Wholesale	131,058	0.3%
Diversified Financial Services	248,032	0.7%
Electric	394,666	1.0%
Electrical Components & Equipment	213,012	0.6%
Electronics	309,826	0.8%
Engineering & Construction	168,653	0.4%
Entertainment	60,469	0.2%
Environmental Control	68,010	0.2%
Food	148,551	0.4%
Forest Products & Paper	132,689	0.4%
Gas	216,893	0.6%
Hand/Machine Tools	88,420	0.2%
Healthcare-Products	552,208	1.4%
Healthcare-Services	264,219	0.7%
Home Builders	140,223	0.4%
Home Furnishings	14,162	NM
Household Products/Wares	155,908	0.4%
Insurance	493,785	1.3%
Internet	165,829	0.4%
Investment Companies	24,180	0.1%
Iron/Steel	104,911	0.3%
Leisure Time	65,660	0.2%
Lodging	6,222	NM
Machinery-Construction & Mining	204,587	0.5%
Machinery-Diversified	230,958	0.6%
Media	56,173	0.2%
Metal Fabricate/Hardware	92,891	0.2%
Mining	30,133	0.1%
Miscellaneous Manufacturing	346,917	0.9%
Office Furnishings	28,778	0.1%
Oil & Gas	447,020	1.2%
Oil & Gas Services	162,063	0.4%
Packaging & Containers	107,056	0.3%
Pharmaceuticals	209,156	0.6%
Pipelines	87,483	0.2%
REIT	888,924	2.3%
Real Estate	36,342	0.1%
Retail	776,432	2.0%
Retail-Restaurants	16,238	NM
Savings & Loans	162,318	0.4%
Semiconductors	447,515	1.2%
Software	446,571	1.2%
Telecommunications	206,614	0.5%
Textiles	31,886	0.1%
Transportation	193,755	0.5%
Trucking & Leasing	16,359	NM
Water	34,125	0.1%
Other**	26,349,669	69.0%

Total	$38,192,567	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 39

Common Stocks (34.2%)
	Percentage
	of Net Assets	Shares	Value

Acme Packet, Inc.* (Telecommunications)	0.1%	357	$19,199
ADTRAN, Inc. (Telecommunications)	0.1%	459	18,879
American Capital, Ltd.* (Investment Companies)	0.1%	2,601	21,250
AMERIGROUP Corp.* (Healthcare-Services)	0.1%	408	21,367
Apollo Investment Corp. (Investment Companies)	0.1%	1,683	19,851
Ariba, Inc.* (Internet)	0.1%	714	20,056
Berry Petroleum Co.—Class A (Oil & Gas)	0.1%	408	19,041
BioMed Realty Trust, Inc. (REIT)	0.1%	1,020	18,207
Brigham Exploration Co.* (Oil & Gas)	0.1%	867	25,672
CARBO Ceramics, Inc. (Oil & Gas Services)	0.1%	153	17,619
CBL & Associates Properties, Inc. (REIT)	0.1%	1,020	17,401
Clarcor, Inc. (Miscellaneous Manufacturing)	0.1%	408	17,617
Clean Harbors, Inc.* (Environmental Control)	0.1%	204	18,368
Complete Production Services, Inc.* (Oil & Gas Services)	0.1%	612	17,099
Dana Holding Corp.* (Auto Parts & Equipment)	0.1%	1,122	20,106
Deckers Outdoor Corp.* (Apparel)	0.1%	306	22,457
Dionex Corp.* (Electronics)	0.1%	153	18,051
Dril-Quip, Inc.* (Oil & Gas Services)	0.1%	255	19,666
Esterline Technologies Corp.* (Aerospace/Defense)	0.1%	255	18,151
Finisar Corp.* (Telecommunications)	0.1%	561	18,681
GrafTech International, Ltd.* (Electrical Components & Equipment)	0.1%	867	18,207
HEALTHSOUTH Corp.* (Healthcare-Services)	0.1%	765	17,304
Hecla Mining Co.* (Mining)	0.1%	1,989	17,901
InterDigital, Inc. (Telecommunications)	0.1%	357	17,190
Kilroy Realty Corp. (REIT)	0.1%	459	17,506
Nordson Corp. (Machinery-Diversified)	0.1%	255	23,539
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	510	17,995
Parametric Technology Corp.* (Software)	0.1%	867	19,273
ProAssurance Corp.* (Insurance)	0.1%	306	17,953
Rackspace Hosting, Inc.* (Internet)	0.1%	765	25,635
Riverbed Technology, Inc.* (Computers)	0.2%	969	34,758
Rock-Tenn Co.—Class A (Forest Products & Paper)	0.1%	306	20,425
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	0.1%	459	18,805
Solutia, Inc.* (Chemicals)	0.1%	918	21,500
Sotheby’s (Commercial Services)	0.1%	510	20,553
STERIS Corp. (Healthcare-Products)	0.1%	510	17,758
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	0.1%	459	18,970
The Warnaco Group, Inc.* (Apparel)	0.1%	357	18,236
Thompson Creek Metals Co., Inc.* (Mining)	0.1%	1,275	17,263
Tibco Software, Inc.* (Internet)	0.1%	1,326	29,145
VeriFone Systems, Inc.* (Software)	0.1%	663	26,480
W.R. Grace & Co.* (Chemicals)	0.1%	561	19,910
World Fuel Services Corp. (Retail)	0.1%	561	21,060
Other Common Stocks	29.8%	460,429	7,966,342

TOTAL COMMON STOCKS
(Cost $6,541,240)			8,832,446

Corporate Bonds(NM)
	Principal
	Amount	Value

GAMCO Investors, Inc., 0.00%, 12/31/15(a)	$400	$244

TOTAL CORPORATE BONDS
(Cost $400)		244

Repurchase Agreements (68.6%)
Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,696,007 (Collateralized by $1,715,100 U.S. Treasury Notes, 1.00%, 9/30/11, total value $1,729,980)	1,696,000	1,696,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $5,211,022 (Collateralized by $5,375,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $5,317,723)	5,211,000	5,211,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $10,186,048 (Collateralized by $9,540,000 of various U.S. Government Agency Obligations, 1.00%–5.05%, 11/18/13-1/26/15, total value $10,396,226)	10,186,000	10,186,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $635,003 (Collateralized by $660,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $659,169)	635,000	635,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,728,000)		17,728,000

TOTAL INVESTMENT SECURITIES
(Cost $24,269,640)—102.8%		26,560,690
Net other assets (liabilities)—(2.8)%		(714,046)

NET ASSETS—100.0%		$25,846,644

(a)	Zero-coupon security
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $1,872,000.

See accompanying notes to the financial statements.

40 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Russell 2000 Mini Index Futures Contract expiring 3/21/11 (Underlying notional amount at value $623,360)	8	$11,830

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$12,178,875	$(256,566)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	4,416,750	(80,029)

		$(336,595)

Small-Cap ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Advertising	$4,452	NM
Aerospace/Defense	118,077	0.5%
Aerospace/Defense Equipment	14,550	0.1%
Agriculture	25,385	0.1%
Airlines	63,405	0.3%
Apparel	160,117	0.6%
Auto Manufacturers	10,908	0.1%
Auto Parts & Equipment	97,955	0.4%
Banks	475,895	1.8%
Beverages	11,932	0.1%
Biotechnology	163,440	0.6%
Building Materials	58,708	0.2%
Chemicals	217,518	0.8%
Coal	35,844	0.1%
Commercial Services	521,917	2.0%
Computers	218,918	0.9%
Cosmetics/Personal Care	5,220	NM
Distribution/Wholesale	84,520	0.3%
Diversified Financial Services	152,425	0.6%
Electric	138,581	0.5%
Electrical Components & Equipment	114,177	0.5%
Electronics	246,162	1.0%
Energy-Alternate Sources	4,843	NM
Engineering & Construction	53,355	0.2%
Entertainment	67,457	0.3%
Environmental Control	67,276	0.3%
Food	125,687	0.5%
Forest Products & Paper	95,923	0.4%
Gas	107,958	0.4%
Hand/Machine Tools	8,380	NM
Healthcare-Products	340,704	1.3%
Healthcare-Services	187,720	0.7%
Holding Companies-Diversified	7,922	NM
Home Builders	28,224	0.1%
Home Furnishings	30,142	0.1%
Household Products/Wares	41,452	0.2%
Housewares	9,644	NM
Insurance	292,980	1.1%
Internet	5,026	1.1%
Investment Companies	101,005	0.4%
Iron/Steel	3,938	NM
Leisure Time	56,593	0.2%
Lodging	27,870	0.1%
Machinery-Construction & Mining	4,605	NM
Machinery-Diversified	143,546	0.6%
Media	40,097	0.2%
Metal Fabricate/Hardware	73,588	0.3%
Mining	162,081	0.6%
Miscellaneous Manufacturing	213,049	0.8%
Office Furnishings	45,041	0.2%
Oil & Gas	311,127	1.2%
Oil & Gas Services	168,653	0.7%
Packaging & Containers	20,803	0.1%
Pharmaceuticals	240,492	0.9%
REIT	630,011	2.4%
Real Estate	9,164	NM
Retail	554,677	2.2%
Savings & Loans	86,226	0.3%
Semiconductors	286,089	1.1%
Software	340,604	1.3%
Storage/Warehousing	7,297	NM
Telecommunications	377,402	1.5%
Textiles	14,922	0.1%
Toys/Games/Hobbies	10,318	NM
Transportation	161,217	0.6%
Trucking & Leasing	19,000	0.1%
Water	28,232	0.1%
Other**	17,014,198	65.8%

Total	$25,846,644	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 41

Common Stocks (38.1%)
	Shares	Value

Activision Blizzard, Inc. (Software)	8,613	$97,241
Adobe Systems, Inc.* (Software)	3,993	131,969
Akamai Technologies, Inc.* (Internet)	1,452	70,161
Altera Corp. (Semiconductors)	3,531	132,660
Amazon.com, Inc.* (Internet)	2,376	403,065
Amgen, Inc.* (Biotechnology)	3,531	194,487
Apollo Group, Inc.—Class A* (Commercial Services)	1,188	49,029
Apple Computer, Inc.* (Computers)	10,263	3,482,441
Applied Materials, Inc. (Semiconductors)	5,544	86,985
Autodesk, Inc.* (Software)	1,881	76,519
Automatic Data Processing, Inc. (Software)	2,805	134,360
Baidu, Inc.ADR* (Internet)	2,211	240,181
Bed Bath & Beyond, Inc.* (Retail)	2,805	134,640
Biogen Idec, Inc.* (Biotechnology)	2,079	136,112
BMC Software, Inc.* (Software)	1,650	78,705
Broadcom Corp.—Class A (Semiconductors)	3,333	150,285
C.H. Robinson Worldwide, Inc. (Transportation)	1,320	101,759
CA, Inc. (Software)	3,927	93,463
Celgene Corp.* (Biotechnology)	3,729	192,155
Cephalon, Inc.* (Pharmaceuticals)	594	35,094
Cerner Corp.* (Software)	660	65,241
Check Point Software Technologies, Ltd.* (Internet)	1,650	73,508
Cisco Systems, Inc.* (Telecommunications)	15,873	335,714
Citrix Systems, Inc.* (Software)	1,782	112,587
Cognizant Technology Solutions Corp.* (Computers)	2,376	173,329
Comcast Corp.—Class A (Media)	11,616	264,264
Costco Wholesale Corp. (Retail)	1,815	130,390
Ctrip.com International, Ltd.ADR* (Internet)	1,221	50,256
Dell, Inc.* (Computers)	5,742	75,565
DENTSPLY International, Inc. (Healthcare-Products)	1,089	38,638
DIRECTV—Class A* (Media)	4,851	205,634
Dollar Tree, Inc.* (Retail)	1,056	53,412
eBay, Inc.* (Internet)	7,788	236,444
Electronic Arts, Inc.* (Software)	2,673	41,672
Expedia, Inc. (Internet)	2,178	54,798
Expeditors International of Washington, Inc. (Transportation)	1,683	85,278
Express Scripts, Inc.* (Pharmaceuticals)	3,762	211,913
F5 Networks, Inc.* (Internet)	627	67,954
Fastenal Co. (Distribution/Wholesale)	1,122	65,143
First Solar, Inc.* (Energy-Alternate Sources)	594	91,821
Fiserv, Inc.* (Software)	1,485	91,728
Flextronics International, Ltd.* (Electronics)	6,666	53,261
FLIR Systems, Inc.* (Electronics)	1,320	40,973
Garmin, Ltd. (Electronics)	1,452	44,765
Genzyme Corp.* (Biotechnology)	2,607	191,223
Gilead Sciences, Inc.* (Pharmaceuticals)	6,402	245,709
Google, Inc.—Class A* (Internet)	1,221	733,040
Henry Schein, Inc.* (Healthcare-Products)	726	47,669
Illumina, Inc.* (Biotechnology)	990	68,647
Infosys Technologies, Ltd.ADR (Software)	891	60,330
Intel Corp. (Semiconductors)	15,642	335,677
Intuit, Inc.* (Software)	3,168	148,674
Intuitive Surgical, Inc.* (Healthcare-Products)	330	106,560
Joy Global, Inc. (Machinery-Construction & Mining)	825	71,924
KLA-Tencor Corp. (Semiconductors)	1,617	71,277
Lam Research Corp.* (Semiconductors)	1,023	51,037
Liberty Media Holding Corp.-Interactive Series A* (Internet)	4,389	69,522
Life Technologies Corp.* (Biotechnology)	1,518	82,412
Linear Technology Corp. (Semiconductors)	2,409	83,809
Marvell Technology Group, Ltd.* (Semiconductors)	4,983	94,727
Mattel, Inc. (Toys/Games/Hobbies)	3,300	78,144
Maxim Integrated Products, Inc. (Semiconductors)	2,343	60,496
Microchip Technology, Inc. (Semiconductors)	1,254	45,733
Micron Technology, Inc.* (Semiconductors)	8,184	86,259
Microsoft Corp. (Software)	23,595	654,171
Millicom International Cellular S.A. (Telecommunications)	825	76,931
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,531	81,778
NetApp, Inc.* (Computers)	3,003	164,354
Netflix, Inc.* (Internet)	396	84,776
News Corp.—Class A (Media)	11,451	171,994
NII Holdings, Inc.—Class B* (Telecommunications)	1,320	55,414
NVIDIA Corp.* (Semiconductors)	4,521	108,142
O’Reilly Automotive, Inc.* (Retail)	1,122	63,763
Oracle Corp. (Software)	16,797	538,008
PACCAR, Inc. (Auto Manufacturers)	3,267	184,553
Paychex, Inc. (Commercial Services)	2,739	87,648
Priceline.com, Inc.* (Internet)	429	183,835
QIAGEN N.V.* (Biotechnology)	1,881	34,704
Qualcomm, Inc. (Telecommunications)	15,642	846,701
Research In Motion, Ltd.* (Computers)	4,191	247,730
Ross Stores, Inc. (Retail)	990	64,548
SanDisk Corp.* (Computers)	1,914	86,838
Seagate Technology LLC* (Computers)	3,762	52,668
Sears Holdings Corp.* (Retail)	924	69,642
Sigma-Aldrich Corp. (Chemicals)	924	58,813
Staples, Inc. (Retail)	3,894	86,875
Starbucks Corp. (Retail)	8,250	260,123
Stericycle, Inc.* (Environmental Control)	726	56,984
Symantec Corp.* (Internet)	6,501	114,483
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	5,808	317,407
Urban Outfitters, Inc.* (Retail)	1,287	43,526
VeriSign, Inc. (Internet)	1,287	43,308
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,716	66,735
Virgin Media, Inc. (Telecommunications)	2,640	66,422
Vodafone Group PLCADR (Telecommunications)	5,841	165,651
Warner Chilcott PLC—Class A (Pharmaceuticals)	2,013	48,292
Whole Foods Market, Inc. (Food)	1,452	75,083
Wynn Resorts, Ltd. (Lodging)	1,089	126,683
Xilinx, Inc. (Semiconductors)	2,739	88,196
Yahoo!, Inc.* (Internet)	5,016	80,858

TOTAL COMMON STOCKS
(Cost $5,703,590)		16,976,105

Repurchase Agreements (92.4%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $3,938,015 (Collateralized by $3,982,100 U.S. Treasury Notes, 1.00%, 9/30/11, total value $4,016,649)	$3,938,000	$3,938,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $12,080,050 (Collateralized by $12,346,000 of various U.S. Government Agency Obligations, 0.19%‡–5.38%, 7/18/11-9/7/17, total value $12,322,535)	12,080,000	12,080,000

See accompanying notes to the financial statements.

42 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $23,632,112 (Collateralized by $24,273,000 of various U.S. Government Agency Obligations, 0.95%–3.25%, 4/9/13-8/22/14, total value $24,113,039)	$23,632,000	$23,632,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,476,006 (Collateralized by $1,511,000 of various U.S. Government Agency Obligations, 0.25%–5.38%, 7/18/11-1/18/12, total value $1,509,259)	1,476,000	1,476,000

TOTAL REPURCHASE AGREEMENTS
(Cost $41,126,000)		41,126,000

TOTAL INVESTMENT SECURITIES
(Cost $46,829,590)—130.5%		58,102,105
Net other assets (liabilities)—(30.5)%		(13,594,201)

NET ASSETS—100.0%		$44,507,904

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $3,944,000.
‡	Represents the effective yield or interest rate in effect at January 31, 2011.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/21/11 (Underlying notional amount at value $4,788,000)	105	$161,101

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$17,410,270	$(465,244)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	5,303,349	(112,054)

		$(577,298)

NASDAQ-100 ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Auto Manufacturers	$184,553	0.4%
Biotechnology	966,475	2.2%
Chemicals	58,813	0.1%
Commercial Services	136,677	0.3%
Computers	4,282,925	9.6%
Distribution/Wholesale	65,143	0.2%
Electronics	138,999	0.3%
Energy-Alternate Sources	91,821	0.2%
Environmental Control	56,984	0.1%
Food	75,083	0.2%
Healthcare-Products	192,867	0.4%
Internet	2,506,189	5.6%
Lodging	126,683	0.3%
Machinery-Construction & Mining	71,924	0.2%
Media	641,892	1.5%
Pharmaceuticals	940,193	2.1%
Retail	906,919	2.0%
Semiconductors	1,395,283	3.1%
Software	2,324,668	5.2%
Telecommunications	1,546,833	3.5%
Toys/Games/Hobbies	78,144	0.2%
Transportation	187,037	0.4%
Other**	27,531,799	61.9%

Total	$44,507,904	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 43

Common Stocks (100.0%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,840	$161,773
Abercrombie & Fitch Co.—Class A (Retail)	184	9,275
ACE, Ltd. (Insurance)	1,840	113,326
Adobe Systems, Inc.* (Software)	1,288	42,568
Aetna, Inc. (Healthcare-Services)	2,208	72,732
AFLAC, Inc. (Insurance)	920	52,974
Air Products & Chemicals, Inc. (Chemicals)	552	48,162
Airgas, Inc. (Chemicals)	184	11,531
AK Steel Holding Corp. (Iron/Steel)	552	8,777
Alcoa, Inc. (Mining)	5,520	91,466
Allegheny Energy, Inc. (Electric)	920	23,718
Allegheny Technologies, Inc. (Iron/Steel)	368	23,990
Allstate Corp. (Insurance)	2,944	91,676
Altria Group, Inc. (Agriculture)	7,360	173,034
Ameren Corp. (Electric)	1,288	36,541
American Electric Power, Inc. (Electric)	2,576	91,912
American Express Co. (Diversified Financial Services)	2,576	111,747
American International Group, Inc. (Insurance)	736	29,698
AmerisourceBergen Corp. (Pharmaceuticals)	736	26,393
Amgen, Inc.* (Biotechnology)	2,392	131,751
Anadarko Petroleum Corp. (Oil & Gas)	1,656	127,645
AON Corp. (Insurance)	1,840	84,162
Apache Corp. (Oil & Gas)	1,104	131,773
Apartment Investment and Management Co.—Class A (REIT)	368	9,406
Applied Materials, Inc. (Semiconductors)	4,416	69,287
Archer-Daniels-Midland Co. (Agriculture)	3,496	114,214
Assurant, Inc. (Insurance)	552	21,655
AT&T, Inc. (Telecommunications)	18,768	516,495
Automatic Data Processing, Inc. (Software)	920	44,068
AutoNation, Inc.* (Retail)	368	10,565
Avery Dennison Corp. (Household Products/Wares)	368	15,489
Baker Hughes, Inc. (Oil & Gas Services)	1,288	88,241
Bank of America Corp. (Banks)	55,016	755,370
Bank of New York Mellon Corp. (Banks)	6,808	212,614
Baxter International, Inc. (Healthcare-Products)	1,104	53,533
BB&T Corp. (Banks)	3,864	106,801
Becton, Dickinson & Co. (Healthcare-Products)	368	30,526
Bemis Co., Inc. (Packaging & Containers)	552	17,968
Berkshire Hathaway, Inc.—Class B* (Insurance)	9,384	767,142
Best Buy Co., Inc. (Retail)	736	25,024
Big Lots, Inc.* (Retail)	184	5,849
Boeing Co. (Aerospace/Defense)	1,656	115,059
Boston Properties, Inc. (REIT)	368	34,728
Boston Scientific Corp.* (Healthcare-Products)	8,280	57,794
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,232	106,562
CA, Inc. (Software)	736	17,517
Cabot Oil & Gas Corp. (Oil & Gas)	368	15,320
Campbell Soup Co. (Food)	552	18,845
Capital One Financial Corp. (Diversified Financial Services)	2,576	124,060
Cardinal Health, Inc. (Pharmaceuticals)	1,840	76,378
CareFusion Corp.* (Healthcare-Products)	1,288	33,140
Carnival Corp.—Class A (Leisure Time)	1,104	49,360
Caterpillar, Inc. (Machinery-Construction & Mining)	1,656	160,649
CBS Corp.—Class B (Media)	3,680	72,974
CenterPoint Energy, Inc. (Electric)	2,392	38,631
CenturyLink, Inc. (Telecommunications)	736	31,825
Cephalon, Inc.* (Pharmaceuticals)	184	10,871
Chesapeake Energy Corp. (Oil & Gas)	2,208	65,202
Chevron Corp. (Oil & Gas)	11,040	1,048,027
Chubb Corp. (Insurance)	1,656	95,932
Cincinnati Financial Corp. (Insurance)	920	29,477
Cintas Corp. (Textiles)	736	20,652
Cisco Systems, Inc.* (Telecommunications)	13,064	276,304
Citigroup, Inc.* (Diversified Financial Services)	158,608	764,491
Clorox Co. (Household Products/Wares)	368	23,144
CME Group, Inc. (Diversified Financial Services)	368	113,550
CMS Energy Corp. (Electric)	1,288	25,116
Comerica, Inc. (Banks)	920	35,144
Computer Sciences Corp. (Computers)	920	49,027
Compuware Corp.* (Software)	368	3,945
ConAgra Foods, Inc. (Food)	2,392	53,413
ConocoPhillips (Oil & Gas)	8,096	578,540
Consolidated Edison, Inc. (Electric)	1,656	82,651
Constellation Brands, Inc.* (Beverages)	920	17,682
Constellation Energy Group, Inc. (Electric)	1,104	35,604
Corning, Inc. (Telecommunications)	3,128	69,473
Costco Wholesale Corp. (Retail)	2,392	171,841
Coventry Health Care, Inc.* (Healthcare-Services)	736	22,058
CSX Corp. (Transportation)	736	51,962
CVS Caremark Corp. (Retail)	7,360	251,712
D.R. Horton, Inc. (Home Builders)	1,472	18,238
Danaher Corp. (Miscellaneous Manufacturing)	1,104	50,850
Dean Foods Co.* (Food)	920	9,338
Dell, Inc.* (Computers)	9,200	121,072
DENTSPLY International, Inc. (Healthcare-Products)	368	13,057
Devon Energy Corp. (Oil & Gas)	1,472	130,552
Discover Financial Services (Diversified Financial Services)	2,944	60,617
Dominion Resources, Inc. (Electric)	1,840	80,114
Dover Corp. (Miscellaneous Manufacturing)	552	35,383
DTE Energy Co. (Electric)	920	42,559
Duke Energy Corp. (Electric)	7,176	128,307
E*TRADE Financial Corp.* (Diversified Financial Services)	1,104	18,282
E.I. du Pont de Nemours & Co. (Chemicals)	2,024	102,576
Eastman Chemical Co. (Chemicals)	184	17,086
Eaton Corp. (Miscellaneous Manufacturing)	552	59,594
Edison International (Electric)	1,840	66,755
El Paso Corp. (Pipelines)	1,656	26,297
Electronic Arts, Inc.* (Software)	1,104	17,211
Emerson Electric Co. (Electrical Components & Equipment)	1,840	108,339
Entergy Corp. (Electric)	920	66,396
EOG Resources, Inc. (Oil & Gas)	736	78,303
EQT Corp. (Oil & Gas)	368	17,734
Equifax, Inc. (Commercial Services)	184	6,572
Exelon Corp. (Electric)	3,680	156,437
Expeditors International of Washington, Inc. (Transportation)	552	27,970
Exxon Mobil Corp. (Oil & Gas)	27,600	2,226,768
Federated Investors, Inc.—Class B (Diversified Financial Services)	184	4,983
FedEx Corp. (Transportation)	1,656	149,570
Fidelity National Information Services, Inc. (Software)	1,472	44,793
Fifth Third Bancorp (Banks)	4,416	65,666
First Horizon National Corp.* (Banks)	1,289	14,603
FirstEnergy Corp. (Electric)	1,656	64,783
Fiserv, Inc.* (Software)	368	22,731
Fluor Corp. (Engineering & Construction)	368	25,462
Ford Motor Co.* (Auto Manufacturers)	8,464	135,001
Forest Laboratories, Inc.* (Pharmaceuticals)	552	17,808
Fortune Brands, Inc. (Household Products/Wares)	920	56,746
Franklin Resources, Inc. (Diversified Financial Services)	368	44,399
Frontier Communications Corp. (Telecommunications)	2,944	26,996
GameStop Corp.—Class A* (Retail)	736	15,508
Gannett Co., Inc. (Media)	1,288	18,985
General Dynamics Corp. (Aerospace/Defense)	920	69,368

See accompanying notes to the financial statements.

44 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks, continued
	Shares	Value

General Electric Co. (Miscellaneous Manufacturing)	58,144	$1,171,020
General Mills, Inc. (Food)	1,288	44,797
Genuine Parts Co. (Distribution/Wholesale)	920	47,610
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	2,760	37,453
H & R Block, Inc. (Commercial Services)	1,656	20,733
Halliburton Co. (Oil & Gas Services)	2,392	107,640
Harley-Davidson, Inc. (Leisure Time)	736	29,182
Harman International Industries, Inc.* (Home Furnishings)	184	7,971
Harris Corp. (Telecommunications)	368	17,127
Hartford Financial Services Group, Inc. (Insurance)	2,392	66,450
HCP, Inc. (REIT)	736	27,298
Health Care REIT, Inc. (REIT)	368	18,061
Heinz (H.J.) Co. (Food)	552	26,220
Helmerich & Payne, Inc. (Oil & Gas)	184	10,806
Hess Corp. (Oil & Gas)	1,656	139,303
Hewlett-Packard Co. (Computers)	5,704	260,616
Home Depot, Inc. (Retail)	9,016	331,518
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,472	82,447
Hormel Foods Corp. (Food)	184	9,090
Host Hotels & Resorts, Inc. (REIT)	2,024	37,464
Hudson City Bancorp, Inc. (Savings & Loans)	1,288	14,142
Humana, Inc.* (Healthcare-Services)	920	53,332
Huntington Bancshares, Inc. (Banks)	2,760	19,982
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,288	68,895
Integrys Energy Group, Inc. (Electric)	368	17,513
Intel Corp. (Semiconductors)	12,696	272,456
International Game Technology (Entertainment)	920	15,796
International Paper Co. (Forest Products & Paper)	2,392	69,081
Invesco, Ltd. (Diversified Financial Services)	1,288	31,865
Iron Mountain, Inc. (Commercial Services)	552	13,463
ITT Industries, Inc. (Miscellaneous Manufacturing)	552	32,524
J.C. Penney Co., Inc. (Retail)	1,288	41,306
J.P. Morgan Chase & Co. (Diversified Financial Services)	21,344	959,199
Jabil Circuit, Inc. (Electronics)	1,104	22,312
Jacobs Engineering Group, Inc.* (Engineering & Construction)	736	37,808
Janus Capital Group, Inc. (Diversified Financial Services)	552	7,126
JM Smucker Co. (Food)	736	45,750
Johnson & Johnson (Healthcare-Products)	6,072	362,923
Johnson Controls, Inc. (Auto Parts & Equipment)	3,680	141,275
Kellogg Co. (Food)	552	27,766
KeyCorp (Banks)	3,864	34,390
Kimberly-Clark Corp. (Household Products/Wares)	920	59,552
Kimco Realty Corp. (REIT)	1,472	26,628
KLA-Tencor Corp. (Semiconductors)	552	24,332
Kohls Corp.* (Retail)	736	37,374
Kraft Foods, Inc. (Food)	4,968	151,872
Kroger Co. (Food)	3,496	74,814
L-3 Communications Holdings, Inc. (Aerospace/Defense)	552	43,194
Legg Mason, Inc. (Diversified Financial Services)	920	30,480
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	736	16,582
Lennar Corp.—Class A (Home Builders)	368	7,124
Leucadia National Corp. (Holding Companies-Diversified)	368	11,967
Lexmark International, Inc.—Class A* (Computers)	368	12,821
Lincoln National Corp. (Insurance)	1,656	47,759
Lockheed Martin Corp. (Aerospace/Defense)	1,656	131,818
Loews Corp. (Insurance)	1,656	66,323
Lorillard, Inc. (Agriculture)	368	27,688
Lowe’s Cos., Inc. (Retail)	7,544	187,091
LSI Logic Corp.* (Semiconductors)	1,840	11,390
M&T Bank Corp. (Banks)	736	63,642
Macy’s, Inc. (Retail)	920	21,298
Marathon Oil Corp. (Oil & Gas)	3,864	176,585
Marriott International, Inc.—Class A (Lodging)	1	25
Marsh & McLennan Cos., Inc. (Insurance)	2,944	82,079
Marshall & Ilsley Corp. (Banks)	2,944	20,579
Masco Corp. (Building Materials)	2,024	26,960
Mattel, Inc. (Toys/Games/Hobbies)	736	17,428
McCormick & Co., Inc. (Food)	368	16,266
McGraw-Hill Cos., Inc. (Media)	736	28,689
McKesson Corp. (Commercial Services)	1,472	110,650
MeadWestvaco Corp. (Forest Products & Paper)	920	26,340
Medtronic, Inc. (Healthcare-Products)	2,208	84,611
MEMC Electronic Materials, Inc.* (Semiconductors)	1,288	14,284
Merck & Co., Inc. (Pharmaceuticals)	5,888	195,305
MetLife, Inc. (Insurance)	4,968	227,385
Molex, Inc. (Electrical Components & Equipment)	552	14,435
Molson Coors Brewing Co.—Class B (Beverages)	920	43,120
Monsanto Co. (Agriculture)	1,288	94,513
Monster Worldwide, Inc.* (Internet)	368	6,127
Moody’s Corp. (Commercial Services)	552	16,212
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,280	243,432
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,656	46,153
Motorola Solutions, Inc.* (Telecommunications)	1,840	71,337
Murphy Oil Corp. (Oil & Gas)	552	36,598
Nabors Industries, Ltd.* (Oil & Gas)	1,472	35,917
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	736	18,017
National Semiconductor Corp. (Semiconductors)	736	11,158
Newell Rubbermaid, Inc. (Housewares)	1,656	31,878
News Corp.—Class A (Media)	5,152	77,383
NextEra Energy, Inc. (Electric)	2,208	118,040
Nicor, Inc. (Gas)	184	9,286
NiSource, Inc. (Electric)	1,472	27,409
Noble Corp. (Oil & Gas)	368	14,076
Noble Energy, Inc. (Oil & Gas)	552	50,287
Norfolk Southern Corp. (Transportation)	1,104	67,554
Northeast Utilities System (Electric)	920	30,286
Northern Trust Corp. (Banks)	920	47,822
Northrop Grumman Corp. (Aerospace/Defense)	1,656	114,761
Novell, Inc.* (Software)	1,840	11,077
Novellus Systems, Inc.* (Semiconductors)	184	6,637
NRG Energy, Inc.* (Electric)	1,288	26,726
Nucor Corp. (Iron/Steel)	1,656	76,027
NVIDIA Corp.* (Semiconductors)	1,288	30,809
NYSE Euronext (Diversified Financial Services)	1,472	46,824
Occidental Petroleum Corp. (Oil & Gas)	2,208	213,469
Omnicom Group, Inc. (Advertising)	552	24,774
ONEOK, Inc. (Gas)	552	32,507
Owens-Illinois, Inc.* (Packaging & Containers)	920	27,131
PACCAR, Inc. (Auto Manufacturers)	1,104	62,365
Parker Hannifin Corp. (Miscellaneous Manufacturing)	368	32,903
Paychex, Inc. (Commercial Services)	736	23,552
People’s United Financial, Inc. (Banks)	2,024	26,130
Pepco Holdings, Inc. (Electric)	1,288	23,918

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 45

Common Stocks, continued
	Shares	Value

PerkinElmer, Inc. (Electronics)	368	$9,413
Pfizer, Inc. (Pharmaceuticals)	43,792	797,890
PG&E Corp. (Electric)	2,208	102,186
Pinnacle West Capital Corp. (Electric)	552	22,472
Pitney Bowes, Inc. (Office/Business Equipment)	1,104	26,805
Plum Creek Timber Co., Inc. (Forest Products & Paper)	552	23,112
PNC Financial Services Group (Banks)	2,944	176,640
PPG Industries, Inc. (Chemicals)	368	31,015
PPL Corp. (Electric)	2,576	66,435
Principal Financial Group, Inc. (Insurance)	1,840	60,297
Procter & Gamble Co. (Cosmetics/Personal Care)	7,912	499,485
Progress Energy, Inc. (Electric)	1,656	74,388
Progressive Corp. (Insurance)	3,680	72,901
ProLogis (REIT)	3,128	46,670
Prudential Financial, Inc. (Insurance)	2,576	158,450
Public Service Enterprise Group, Inc. (Electric)	2,760	89,507
Public Storage, Inc. (REIT)	368	40,105
Pulte Group, Inc.* (Home Builders)	1,840	14,518
QEP Resources, Inc. (Oil & Gas)	920	37,389
Quanta Services, Inc.* (Commercial Services)	1,104	26,198
Quest Diagnostics, Inc. (Healthcare-Services)	368	20,958
R.R. Donnelley & Sons Co. (Commercial Services)	1,104	19,563
RadioShack Corp. (Retail)	552	8,363
Range Resources Corp. (Oil & Gas)	368	18,352
Raytheon Co. (Aerospace/Defense)	1,104	55,189
Regions Financial Corp. (Banks)	6,808	48,337
Republic Services, Inc. (Environmental Control)	736	22,698
Reynolds American, Inc. (Agriculture)	920	29,265
Robert Half International, Inc. (Commercial Services)	368	11,540
Rowan Cos., Inc.* (Oil & Gas)	736	25,230
Ryder System, Inc. (Transportation)	368	17,693
Safeway, Inc. (Food)	2,024	41,877
SAIC, Inc.* (Commercial Services)	920	15,244
Sara Lee Corp. (Food)	1,656	28,102
SCANA Corp. (Electric)	552	23,333
Sealed Air Corp. (Packaging & Containers)	920	24,555
Sears Holdings Corp.* (Retail)	184	13,868
Sempra Energy (Gas)	1,288	67,066
Sherwin-Williams Co. (Chemicals)	184	15,590
SLM Corp.* (Diversified Financial Services)	2,576	37,120
Snap-on, Inc. (Hand/Machine Tools)	184	10,420
Southern Co. (Electric)	2,760	103,831
Southwest Airlines Co. (Airlines)	2,024	23,984
Spectra Energy Corp. (Pipelines)	1,840	48,263
Sprint Nextel Corp.* (Telecommunications)	16,376	74,020
Stanley Black & Decker, Inc. (Hand/Machine Tools)	368	26,746
Staples, Inc. (Retail)	2,024	45,155
State Street Corp. (Banks)	2,760	128,947
Sunoco, Inc. (Oil & Gas)	736	31,243
SunTrust Banks, Inc. (Banks)	2,760	83,987
SuperValu, Inc. (Food)	1,104	8,048
Sysco Corp. (Food)	3,128	91,150
Target Corp. (Retail)	1,656	90,799
TECO Energy, Inc. (Electric)	1,104	20,325
Tellabs, Inc. (Telecommunications)	2,024	10,727
Teradyne, Inc.* (Semiconductors)	368	6,138
Tesoro Petroleum Corp.* (Oil & Gas)	736	14,168
Textron, Inc. (Miscellaneous Manufacturing)	1,472	38,699
The AES Corp.* (Electric)	3,680	45,632
The Charles Schwab Corp. (Diversified Financial Services)	2,944	53,139
The Dow Chemical Co. (Chemicals)	6,256	221,963
The Gap, Inc. (Retail)	1,104	21,274
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,760	451,591
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,288	15,301
The Hershey Co. (Food)	368	17,182
The Travelers Cos., Inc. (Insurance)	2,576	144,926
The Williams Cos., Inc. (Pipelines)	3,128	84,425
Thermo Fisher Scientific, Inc.* (Electronics)	920	52,688
Time Warner Cable, Inc. (Media)	736	49,923
Time Warner, Inc. (Media)	6,072	190,964
Titanium Metals Corp.* (Mining)	368	6,937
Torchmark Corp. (Insurance)	368	22,926
Total System Services, Inc. (Software)	552	9,610
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,472	65,990
Tyson Foods, Inc.—Class A (Food)	1,656	27,241
U.S. Bancorp (Banks)	10,488	283,176
Union Pacific Corp. (Transportation)	1,104	104,472
United Parcel Service, Inc.—Class B (Transportation)	2,576	184,493
United States Steel Corp. (Iron/Steel)	552	31,834
United Technologies Corp. (Aerospace/Defense)	1,840	149,592
UnitedHealth Group, Inc. (Healthcare-Services)	6,072	249,256
UnumProvident Corp. (Insurance)	1,656	41,301
V.F. Corp. (Apparel)	184	15,220
Valero Energy Corp. (Oil & Gas)	3,128	79,326
VeriSign, Inc. (Internet)	368	12,383
Verizon Communications, Inc. (Telecommunications)	9,200	327,704
Vornado Realty Trust (REIT)	552	48,626
Vulcan Materials Co. (Building Materials)	736	31,324
Wal-Mart Stores, Inc. (Retail)	10,672	598,379
Walgreen Co. (Retail)	4,968	200,906
Walt Disney Co. (Media)	4,784	185,954
Waste Management, Inc. (Environmental Control)	1,656	62,713
WellPoint, Inc.* (Healthcare-Services)	2,208	137,161
Wells Fargo & Co. (Banks)	14,536	471,257
Weyerhaeuser Co. (Forest Products & Paper)	2,944	68,242
Whirlpool Corp. (Home Furnishings)	368	31,464
Windstream Corp. (Telecommunications)	1,104	14,142
Wisconsin Energy Corp. (Electric)	368	22,187
Xcel Energy, Inc. (Electric)	2,576	60,716
Xerox Corp. (Office/Business Equipment)	7,544	80,117
XL Group PLC (Insurance)	1,840	42,173
Yahoo!, Inc.* (Internet)	3,680	59,322
Zimmer Holdings, Inc.* (Healthcare-Products)	368	21,771
Zions Bancorp (Banks)	920	21,694

TOTAL COMMON STOCKS
(Cost $27,325,166)		31,521,721

Rights/Warrants(NM)
American International Group, Inc. (Diversified Financial Services)	1	14

TOTAL RIGHTS/WARRANTS
(Cost $16)		14

TOTAL INVESTMENT SECURITIES
(Cost $27,325,182)—100.0%		31,521,735
Net other assets (liabilities)—NM		(11,327)

NET ASSETS—100.0%		$31,510,408

*	Non-income producing security

See accompanying notes to the financial statements.

46 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Large-Cap Value ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Advertising	$24,774	0.1%
Aerospace/Defense	678,981	2.2%
Agriculture	438,714	1.4%
Airlines	23,984	0.1%
Apparel	15,220	NM
Auto Manufacturers	197,366	0.6%
Auto Parts & Equipment	156,576	0.5%
Banks	2,616,781	8.3%
Beverages	60,802	0.2%
Biotechnology	131,751	0.4%
Building Materials	58,284	0.2%
Chemicals	447,923	1.4%
Commercial Services	263,727	0.8%
Computers	443,536	1.4%
Cosmetics/Personal Care	499,485	1.6%
Distribution/Wholesale	47,610	0.2%
Diversified Financial Services	3,158,389	10.0%
Electric	1,814,428	5.8%
Electrical Components & Equipment	122,774	0.4%
Electronics	84,413	0.3%
Engineering & Construction	63,270	0.2%
Entertainment	15,796	0.1%
Environmental Control	85,411	0.3%
Food	691,771	2.2%
Forest Products & Paper	186,775	0.6%
Gas	108,859	0.3%
Hand/Machine Tools	37,166	0.1%
Healthcare-Products	657,355	2.1%
Healthcare-Services	555,497	1.8%
Holding Companies-Diversified	11,967	NM
Home Builders	39,880	0.1%
Home Furnishings	39,435	0.1%
Household Products/Wares	154,931	0.5%
Housewares	31,878	0.1%
Insurance	2,319,012	7.4%
Internet	77,832	0.2%
Iron/Steel	140,628	0.4%
Leisure Time	78,542	0.3%
Lodging	25	NM
Machinery-Construction & Mining	160,649	0.5%
Media	624,872	2.0%
Mining	98,403	0.3%
Miscellaneous Manufacturing	1,816,660	5.8%
Office/Business Equipment	106,922	0.3%
Oil & Gas	5,302,613	16.8%
Oil & Gas Services	195,881	0.6%
Packaging & Containers	69,654	0.2%
Pharmaceuticals	1,231,207	3.9%
Pipelines	158,985	0.5%
REIT	288,986	0.9%
Retail	2,087,105	6.6%
Savings & Loans	14,142	NM
Semiconductors	446,491	1.4%
Software	213,520	0.7%
Telecommunications	1,482,303	4.7%
Textiles	20,652	0.1%
Toys/Games/Hobbies	17,428	0.1%
Transportation	603,714	1.9%
Other**	(11,327)	NM

Total	$31,510,408	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 47

Common Stocks (98.2%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,104	$97,064
Abbott Laboratories (Pharmaceuticals)	4,232	191,117
Abercrombie & Fitch Co.—Class A (Retail)	184	9,275
Adobe Systems, Inc.* (Software)	736	24,325
Advanced Micro Devices, Inc.* (Semiconductors)	1,564	12,246
AFLAC, Inc. (Insurance)	736	42,379
Agilent Technologies, Inc.* (Electronics)	920	38,484
Air Products & Chemicals, Inc. (Chemicals)	276	24,081
Airgas, Inc. (Chemicals)	92	5,766
Akamai Technologies, Inc.* (Internet)	460	22,227
Allegheny Technologies, Inc. (Iron/Steel)	92	5,997
Allergan, Inc. (Pharmaceuticals)	828	58,465
Altera Corp. (Semiconductors)	828	31,108
Altria Group, Inc. (Agriculture)	2,024	47,584
Amazon.com, Inc.* (Internet)	920	156,069
American Express Co. (Diversified Financial Services)	1,564	67,846
American Tower Corp.* (Telecommunications)	1,104	56,149
Ameriprise Financial, Inc. (Diversified Financial Services)	644	39,703
AmerisourceBergen Corp. (Pharmaceuticals)	368	13,196
Amgen, Inc.* (Biotechnology)	1,380	76,010
Amphenol Corp.—Class A (Electronics)	460	25,456
Anadarko Petroleum Corp. (Oil & Gas)	460	35,457
Analog Devices, Inc. (Semiconductors)	828	32,151
Apache Corp. (Oil & Gas)	552	65,887
Apartment Investment and Management Co.—Class A (REIT)	184	4,703
Apollo Group, Inc.—Class A* (Commercial Services)	368	15,187
Apple Computer, Inc.* (Computers)	2,484	842,871
Applied Materials, Inc. (Semiconductors)	1,380	21,652
AT&T, Inc. (Telecommunications)	6,716	184,824
Autodesk, Inc.* (Software)	644	26,198
Automatic Data Processing, Inc. (Software)	828	39,661
AutoZone, Inc.* (Retail)	92	23,325
Avalonbay Communities, Inc. (REIT)	276	31,997
Avery Dennison Corp. (Household Products/Wares)	92	3,872
Avon Products, Inc. (Cosmetics/Personal Care)	1,196	33,859
Baker Hughes, Inc. (Oil & Gas Services)	552	37,818
Ball Corp. (Packaging & Containers)	276	19,632
Bard (C.R.), Inc. (Healthcare-Products)	276	26,041
Baxter International, Inc. (Healthcare-Products)	1,012	49,072
Becton, Dickinson & Co. (Healthcare-Products)	368	30,526
Bed Bath & Beyond, Inc.* (Retail)	736	35,328
Best Buy Co., Inc. (Retail)	552	18,768
Big Lots, Inc.* (Retail)	92	2,925
Biogen Idec, Inc.* (Biotechnology)	644	42,163
BMC Software, Inc.* (Software)	460	21,942
Boeing Co. (Aerospace/Defense)	1,196	83,098
Boston Properties, Inc. (REIT)	184	17,364
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,484	62,547
Broadcom Corp.—Class A (Semiconductors)	1,196	53,928
Brown-Forman Corp. (Beverages)	276	18,313
C.H. Robinson Worldwide, Inc. (Transportation)	460	35,461
CA, Inc. (Software)	736	17,517
Cablevision Systems Corp.—Class A (Media)	644	21,799
Cabot Oil & Gas Corp. (Oil & Gas)	92	3,830
Cameron International Corp.* (Oil & Gas Services)	644	34,325
Campbell Soup Co. (Food)	276	9,423
Carmax, Inc.* (Retail)	644	21,027
Carnival Corp.—Class A (Leisure Time)	552	24,680
Caterpillar, Inc. (Machinery-Construction & Mining)	920	89,249
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	828	18,373
Celgene Corp.* (Biotechnology)	1,288	66,371
CenturyLink, Inc. (Telecommunications)	368	15,912
Cephalon, Inc.* (Pharmaceuticals)	92	5,435
Cerner Corp.* (Software)	184	18,188
CF Industries Holdings, Inc. (Chemicals)	184	24,847
Chesapeake Energy Corp. (Oil & Gas)	644	19,017
CIGNA Corp. (Insurance)	736	30,927
Cisco Systems, Inc.* (Telecommunications)	8,556	180,959
Citrix Systems, Inc.* (Software)	552	34,875
Cliffs Natural Resources, Inc. (Iron/Steel)	368	31,449
Clorox Co. (Household Products/Wares)	276	17,358
Coach, Inc. (Apparel)	828	44,787
Coca-Cola Co. (Beverages)	6,348	398,972
Coca-Cola Enterprises, Inc. (Beverages)	920	23,147
Cognizant Technology Solutions Corp.* (Computers)	828	60,403
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,288	98,880
Comcast Corp.—Class A (Media)	7,544	171,626
Compuware Corp.* (Software)	368	3,945
CONSOL Energy, Inc. (Coal)	644	32,007
Corning, Inc. (Telecommunications)	2,668	59,256
CSX Corp. (Transportation)	644	45,466
Cummins, Inc. (Machinery-Diversified)	552	58,446
Danaher Corp. (Miscellaneous Manufacturing)	920	42,375
Darden Restaurants, Inc. (Retail)	368	17,336
DaVita, Inc.* (Healthcare-Services)	276	20,383
Deere & Co. (Machinery-Diversified)	1,196	108,716
Denbury Resources, Inc.* (Oil & Gas)	1,104	22,466
DENTSPLY International, Inc. (Healthcare-Products)	276	9,792
Devon Energy Corp. (Oil & Gas)	460	40,797
DeVry, Inc. (Commercial Services)	184	9,588
Diamond Offshore Drilling, Inc. (Oil & Gas)	184	13,195
DIRECTV—Class A* (Media)	2,300	97,497
Discovery Communications, Inc.—Class A* (Media)	736	28,704
Dominion Resources, Inc. (Electric)	644	28,040
Dover Corp. (Miscellaneous Manufacturing)	276	17,692
Dr. Pepper Snapple Group, Inc. (Beverages)	644	22,817
Dun & Bradstreet Corp. (Software)	92	7,815
E.I. du Pont de Nemours & Co. (Chemicals)	1,472	74,601
Eastman Chemical Co. (Chemicals)	92	8,543
Eaton Corp. (Miscellaneous Manufacturing)	184	19,865
eBay, Inc.* (Internet)	3,128	94,966
Ecolab, Inc. (Chemicals)	644	32,000
El Paso Corp. (Pipelines)	1,104	17,532
Electronic Arts, Inc.* (Software)	368	5,737
Eli Lilly & Co. (Pharmaceuticals)	2,760	95,965
EMC Corp.* (Computers)	5,612	139,683
Emerson Electric Co. (Electrical Components & Equipment)	1,104	65,004
EOG Resources, Inc. (Oil & Gas)	276	29,364
EQT Corp. (Oil & Gas)	184	8,867
Equifax, Inc. (Commercial Services)	184	6,572
Equity Residential (REIT)	736	39,884
Expedia, Inc. (Internet)	552	13,888
Expeditors International of Washington, Inc. (Transportation)	368	18,647
Express Scripts, Inc.* (Pharmaceuticals)	1,472	82,918
F5 Networks, Inc.* (Internet)	184	19,942
Family Dollar Stores, Inc. (Retail)	368	15,633
Fastenal Co. (Distribution/Wholesale)	368	21,366
Federated Investors, Inc.—Class B (Diversified Financial Services)	184	4,983
First Horizon National Corp.* (Banks)	1	9
First Solar, Inc.* (Energy-Alternate Sources)	184	28,443
Fiserv, Inc.* (Software)	276	17,049
FLIR Systems, Inc.* (Electronics)	460	14,278
Flowserve Corp. (Machinery-Diversified)	184	22,998
Fluor Corp. (Engineering & Construction)	276	19,096

See accompanying notes to the financial statements.

48 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks, continued
	Shares	Value

FMC Corp. (Chemicals)	184	$13,995
FMC Technologies, Inc.* (Oil & Gas Services)	368	34,592
Ford Motor Co.* (Auto Manufacturers)	5,980	95,381
Forest Laboratories, Inc.* (Pharmaceuticals)	552	17,808
Franklin Resources, Inc. (Diversified Financial Services)	276	33,299
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,288	140,070
Frontier Communications Corp. (Telecommunications)	1,288	11,811
General Dynamics Corp. (Aerospace/Defense)	552	41,621
General Mills, Inc. (Food)	1,104	38,397
Genzyme Corp.* (Biotechnology)	736	53,986
Gilead Sciences, Inc.* (Pharmaceuticals)	2,208	84,743
Goodrich Corp. (Aerospace/Defense)	368	33,348
Google, Inc.—Class A* (Internet)	644	386,632
Halliburton Co. (Oil & Gas Services)	1,288	57,960
Harley-Davidson, Inc. (Leisure Time)	276	10,943
Harman International Industries, Inc.* (Home Furnishings)	92	3,985
Harris Corp. (Telecommunications)	184	8,563
Hasbro, Inc. (Toys/Games/Hobbies)	368	16,225
HCP, Inc. (REIT)	460	17,061
Health Care REIT, Inc. (REIT)	184	9,031
Heinz (H.J.) Co. (Food)	552	26,220
Helmerich & Payne, Inc. (Oil & Gas)	184	10,806
Hewlett-Packard Co. (Computers)	3,312	151,325
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,380	77,294
Hormel Foods Corp. (Food)	92	4,545
Hospira, Inc.* (Pharmaceuticals)	460	25,406
Host Hotels & Resorts, Inc. (REIT)	828	15,326
Hudson City Bancorp, Inc. (Savings & Loans)	828	9,091
Huntington Bancshares, Inc. (Banks)	644	4,663
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	736	39,369
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	920	43,424
Intel Corp. (Semiconductors)	8,832	189,535
IntercontinentalExchange, Inc.* (Diversified Financial Services)	184	22,170
International Business Machines Corp. (Computers)	3,404	551,448
International Flavors & Fragrances, Inc. (Chemicals)	184	10,497
International Game Technology (Entertainment)	368	6,319
Interpublic Group of Cos., Inc.* (Advertising)	1,288	13,769
Intuit, Inc.* (Software)	736	34,541
Intuitive Surgical, Inc.* (Healthcare-Products)	92	29,708
Invesco, Ltd. (Diversified Financial Services)	552	13,656
Iron Mountain, Inc. (Commercial Services)	276	6,732
ITT Industries, Inc. (Miscellaneous Manufacturing)	276	16,262
Janus Capital Group, Inc. (Diversified Financial Services)	276	3,563
JDS Uniphase Corp.* (Telecommunications)	644	10,929
Johnson & Johnson (Healthcare-Products)	4,508	269,443
Juniper Networks, Inc.* (Telecommunications)	1,380	51,226
Kellogg Co. (Food)	460	23,138
KeyCorp (Banks)	460	4,094
Kimberly-Clark Corp. (Household Products/Wares)	644	41,686
Kimco Realty Corp. (REIT)	368	6,657
KLA-Tencor Corp. (Semiconductors)	184	8,111
Kohls Corp.* (Retail)	460	23,359
Kraft Foods, Inc. (Food)	2,300	70,311
Laboratory Corp. of America Holdings* (Healthcare-Services)	276	24,815
Lennar Corp.—Class A (Home Builders)	184	3,562
Leucadia National Corp. (Holding Companies-Diversified)	276	8,976
Life Technologies Corp.* (Biotechnology)	552	29,968
Limited, Inc. (Retail)	736	21,521
Linear Technology Corp. (Semiconductors)	644	22,405
Lorillard, Inc. (Agriculture)	184	13,844
LSI Logic Corp.* (Semiconductors)	736	4,556
Macy’s, Inc. (Retail)	736	17,038
Marriott International, Inc.—Class A (Lodging)	737	29,092
Massey Energy Co. (Coal)	276	17,349
MasterCard, Inc.—Class A (Software)	276	65,277
Mattel, Inc. (Toys/Games/Hobbies)	644	15,250
McAfee, Inc.* (Internet)	460	22,034
McCormick & Co., Inc. (Food)	184	8,133
McDonald’s Corp. (Retail)	2,852	210,107
McGraw-Hill Cos., Inc. (Media)	460	17,931
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	552	31,999
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,196	72,980
Medtronic, Inc. (Healthcare-Products)	1,840	70,509
Merck & Co., Inc. (Pharmaceuticals)	5,428	180,047
MetroPCS Communications, Inc.* (Telecommunications)	736	9,516
Microchip Technology, Inc. (Semiconductors)	552	20,131
Micron Technology, Inc.* (Semiconductors)	2,300	24,242
Microsoft Corp. (Software)	20,424	566,255
Molex, Inc. (Electrical Components & Equipment)	184	4,812
Monsanto Co. (Agriculture)	828	60,759
Monster Worldwide, Inc.* (Internet)	184	3,064
Moody’s Corp. (Commercial Services)	276	8,106
Murphy Oil Corp. (Oil & Gas)	276	18,299
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,196	27,699
National Oilwell Varco, Inc. (Oil & Gas Services)	1,104	81,586
National Semiconductor Corp. (Semiconductors)	276	4,184
NetApp, Inc.* (Computers)	1,012	55,387
Netflix, Inc.* (Internet)	92	19,695
Newfield Exploration Co.* (Oil & Gas)	368	26,927
Newmont Mining Corp. (Mining)	1,380	75,997
News Corp.—Class A (Media)	3,588	53,892
NIKE, Inc.—Class B (Apparel)	1,012	83,470
Noble Corp. (Oil & Gas)	552	21,114
Noble Energy, Inc. (Oil & Gas)	184	16,762
Nordstrom, Inc. (Retail)	460	18,943
Norfolk Southern Corp. (Transportation)	368	22,518
Northern Trust Corp. (Banks)	276	14,346
Novellus Systems, Inc.* (Semiconductors)	92	3,318
NVIDIA Corp.* (Semiconductors)	920	22,006
O’Reilly Automotive, Inc.* (Retail)	368	20,913
Occidental Petroleum Corp. (Oil & Gas)	1,104	106,735
Omnicom Group, Inc. (Advertising)	552	24,774
Oracle Corp. (Software)	10,488	335,931
PACCAR, Inc. (Auto Manufacturers)	460	25,985
Pall Corp. (Miscellaneous Manufacturing)	276	15,293
Parker Hannifin Corp. (Miscellaneous Manufacturing)	276	24,677
Patterson Cos., Inc. (Healthcare-Products)	276	9,125
Paychex, Inc. (Commercial Services)	460	14,720
Peabody Energy Corp. (Coal)	736	46,677
PepsiCo, Inc. (Beverages)	4,324	278,076
PerkinElmer, Inc. (Electronics)	184	4,707
Philip Morris International, Inc. (Commercial Services)	4,968	284,368
Pioneer Natural Resources Co. (Oil & Gas)	276	26,264
Plum Creek Timber Co., Inc. (Forest Products & Paper)	184	7,704
Polo Ralph Lauren Corp. (Apparel)	184	19,721
PPG Industries, Inc. (Chemicals)	276	23,261
Praxair, Inc. (Chemicals)	828	77,037

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 49

Common Stocks, continued
	Shares	Value

Precision Castparts Corp. (Metal Fabricate/Hardware)	368	$52,620
Priceline.com, Inc.* (Internet)	92	39,424
Procter & Gamble Co. (Cosmetics/Personal Care)	3,680	232,318
Public Storage, Inc. (REIT)	184	20,052
Qualcomm, Inc. (Telecommunications)	4,416	239,038
Quest Diagnostics, Inc. (Healthcare-Services)	184	10,479
Qwest Communications International, Inc. (Telecommunications)	4,692	33,454
Range Resources Corp. (Oil & Gas)	184	9,176
Raytheon Co. (Aerospace/Defense)	460	22,995
Red Hat, Inc.* (Software)	552	22,809
Republic Services, Inc. (Environmental Control)	460	14,186
Reynolds American, Inc. (Agriculture)	460	14,633
Robert Half International, Inc. (Commercial Services)	184	5,770
Rockwell Automation, Inc. (Machinery-Diversified)	368	29,812
Rockwell Collins, Inc. (Aerospace/Defense)	460	29,504
Roper Industries, Inc. (Miscellaneous Manufacturing)	276	21,442
Ross Stores, Inc. (Retail)	368	23,994
SAIC, Inc.* (Commercial Services)	368	6,098
Salesforce.com, Inc.* (Software)	276	35,643
SanDisk Corp.* (Computers)	644	29,218
Sara Lee Corp. (Food)	920	15,612
Schlumberger, Ltd. (Oil & Gas Services)	3,680	327,483
Scripps Networks Interactive—Class A (Entertainment)	276	12,834
Sherwin-Williams Co. (Chemicals)	92	7,795
Sigma-Aldrich Corp. (Chemicals)	368	23,423
Simon Property Group, Inc. (REIT)	828	84,001
Snap-on, Inc. (Hand/Machine Tools)	92	5,210
Southern Co. (Electric)	920	34,610
Southwest Airlines Co. (Airlines)	1,012	11,992
Southwestern Energy Co.* (Oil & Gas)	920	36,340
Spectra Energy Corp. (Pipelines)	920	24,132
St. Jude Medical, Inc.* (Healthcare-Products)	920	37,260
Stanley Black & Decker, Inc. (Hand/Machine Tools)	184	13,373
Staples, Inc. (Retail)	1,012	22,578
Starbucks Corp. (Retail)	2,024	63,817
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	552	32,551
Stericycle, Inc.* (Environmental Control)	276	21,663
Stryker Corp. (Healthcare-Products)	920	52,955
Symantec Corp.* (Internet)	2,116	37,263
T. Rowe Price Group, Inc. (Diversified Financial Services)	736	48,517
Target Corp. (Retail)	1,104	60,532
Tenet Healthcare Corp.* (Healthcare-Services)	1,288	8,565
Teradata Corp.* (Computers)	460	19,775
Teradyne, Inc.* (Semiconductors)	276	4,604
Texas Instruments, Inc. (Semiconductors)	3,220	109,190
The Charles Schwab Corp. (Diversified Financial Services)	1,196	21,588
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	276	22,218
The Gap, Inc. (Retail)	644	12,410
The Hershey Co. (Food)	276	12,886
Thermo Fisher Scientific, Inc.* (Electronics)	644	36,882
Tiffany & Co. (Retail)	368	21,392
Time Warner Cable, Inc. (Media)	644	43,683
Titanium Metals Corp.* (Mining)	92	1,734
TJX Cos., Inc. (Retail)	1,104	52,319
Total System Services, Inc. (Software)	184	3,203
Tyco International, Ltd. (Miscellaneous Manufacturing)	644	28,871
Union Pacific Corp. (Transportation)	828	78,354
United Parcel Service, Inc.—Class B (Transportation)	1,380	98,836
United States Steel Corp. (Iron/Steel)	92	5,306
United Technologies Corp. (Aerospace/Defense)	1,656	134,633
Urban Outfitters, Inc.* (Retail)	368	12,446
V.F. Corp. (Apparel)	92	7,610
Varian Medical Systems, Inc.* (Healthcare-Products)	368	24,866
Ventas, Inc. (REIT)	460	25,512
VeriSign, Inc. (Internet)	276	9,287
Verizon Communications, Inc. (Telecommunications)	3,036	108,142
Viacom, Inc.—Class B (Media)	1,656	68,807
Visa, Inc.—Class A (Commercial Services)	1,288	89,967
Vornado Realty Trust (REIT)	184	16,209
W.W. Grainger, Inc. (Distribution/Wholesale)	184	24,191
Walt Disney Co. (Media)	2,760	107,281
Waste Management, Inc. (Environmental Control)	460	17,420
Waters Corp.* (Electronics)	276	21,084
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	368	20,063
Wells Fargo & Co. (Banks)	6,992	226,681
Western Digital Corp.* (Computers)	644	21,909
Western Union Co. (Commercial Services)	1,748	35,449
Whole Foods Market, Inc. (Food)	368	19,029
Windstream Corp. (Telecommunications)	828	10,607
Wisconsin Energy Corp. (Electric)	184	11,093
Wyndham Worldwide Corp. (Lodging)	460	12,940
Wynn Resorts, Ltd. (Lodging)	184	21,405
Xilinx, Inc. (Semiconductors)	736	23,699
Yahoo!, Inc.* (Internet)	1,656	26,695
YUM! Brands, Inc. (Retail)	1,288	60,227
Zimmer Holdings, Inc.* (Healthcare-Products)	368	21,771

TOTAL COMMON STOCKS
(Cost $11,951,429)		16,096,567

Repurchase Agreements (1.7%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11, dated 1/31/11, with a repurchase price of $26,000 (Collateralized by $26,300 U.S. Treasury Notes, 1.00%, 9/30/11, total value $26,528)	$26,000	$26,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11, dated 1/31/11, with a repurchase price of $83,000 (Collateralized by $83,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $85,116)	83,000	83,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11, dated 1/31/11, with a repurchase price of $159,001 (Collateralized by $165,000 Federal Home Loan Bank, 1.00%, 3/3/14, total value $165,281)	159,000	159,000
UBS Securities, LLC, 0.15%, 2/1/11, dated 1/31/11, with a repurchase price of $9,000 (Collateralized by $9,200 U.S. Treasury Notes, 1.00%, 9/30/11, total value $9,280)	9,000	9,000

TOTAL REPURCHASE AGREEMENTS
(Cost $277,000)		277,000

TOTAL INVESTMENT SECURITIES
(Cost $12,228,429)—99.9%		16,373,567
Net other assets (liabilities)—0.1%		11,485

NET ASSETS—100.0%		$16,385,052

*	Non-income producing security

See accompanying notes to the financial statements.

50 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Large-Cap Growth ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Advertising	$38,543	0.2%
Aerospace/Defense	345,199	2.1%
Agriculture	136,820	0.8%
Airlines	11,992	0.1%
Apparel	155,588	1.0%
Auto Manufacturers	121,366	0.7%
Banks	249,793	1.5%
Beverages	741,325	4.5%
Biotechnology	268,498	1.6%
Chemicals	325,846	2.0%
Coal	96,033	0.6%
Commercial Services	482,557	2.9%
Computers	1,872,019	11.4%
Cosmetics/Personal Care	387,275	2.4%
Distribution/Wholesale	45,557	0.3%
Diversified Financial Services	255,325	1.6%
Electric	73,743	0.5%
Electrical Components & Equipment	69,816	0.4%
Electronics	140,891	0.9%
Energy-Alternate Sources	28,443	0.2%
Engineering & Construction	19,096	0.1%
Entertainment	19,153	0.1%
Environmental Control	53,269	0.3%
Food	227,694	1.4%
Forest Products & Paper	7,704	NM
Hand/Machine Tools	18,583	0.1%
Healthcare-Products	631,068	3.9%
Healthcare-Services	64,242	0.4%
Holding Companies-Diversified	8,976	0.1%
Home Builders	3,562	NM
Home Furnishings	3,985	NM
Household Products/Wares	62,916	0.4%
Insurance	73,306	0.5%
Internet	851,186	5.2%
Iron/Steel	42,752	0.3%
Leisure Time	35,623	0.2%
Lodging	95,988	0.6%
Machinery-Construction & Mining	89,249	0.5%
Machinery-Diversified	219,972	1.3%
Media	611,220	3.7%
Metal Fabricate/Hardware	52,620	0.3%
Mining	217,801	1.3%
Miscellaneous Manufacturing	443,628	2.7%
Oil & Gas	511,303	3.1%
Oil & Gas Services	573,764	3.5%
Packaging & Containers	19,632	0.1%
Pharmaceuticals	970,388	5.9%
Pipelines	41,664	0.3%
REIT	287,797	1.8%
Real Estate	18,373	0.1%
Retail	785,213	4.8%
Savings & Loans	9,091	0.1%
Semiconductors	587,066	3.6%
Software	1,280,911	7.8%
Telecommunications	980,386	6.0%
Toys/Games/Hobbies	31,475	0.2%
Transportation	299,282	1.8%
Other**	288,485	1.8%

Total	$16,385,052	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 51

Common Stocks (99.6%)
	Shares	Value

99 Cents Only Stores* (Retail)	852	$12,695
Aaron’s, Inc. (Home Furnishings)	2,840	54,500
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,136	62,707
Acxiom Corp.* (Software)	1,704	29,360
Aecom Technology Corp.* (Engineering & Construction)	4,686	137,159
Affiliated Managers Group, Inc.* (Diversified Financial Services)	852	86,759
AGCO Corp.* (Machinery-Diversified)	1,704	86,393
AGL Resources, Inc. (Gas)	3,124	114,651
AirTran Holdings, Inc.* (Airlines)	5,396	39,876
Alaska Air Group, Inc.* (Airlines)	568	33,648
Alberto-Culver Co. (Cosmetics/Personal Care)	1,562	58,185
Alexander & Baldwin, Inc. (Transportation)	1,562	62,667
Alexandria Real Estate Equities, Inc. (REIT)	1,278	98,457
Alliant Energy Corp. (Electric)	4,402	163,578
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,278	96,821
AMB Property Corp. (REIT)	4,402	147,687
American Eagle Outfitters, Inc. (Retail)	4,402	63,653
American Financial Group, Inc. (Insurance)	3,124	101,624
American Greetings Corp.—Class A (Household Products/Wares)	1,562	33,942
Ametek, Inc. (Electrical Components & Equipment)	2,414	98,443
AOL, Inc.* (Internet)	4,260	100,195
Apollo Investment Corp. (Investment Companies)	7,668	90,444
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,278	61,421
Aqua America, Inc. (Water)	2,698	62,378
Arch Coal, Inc. (Coal)	3,408	116,724
Arrow Electronics, Inc.* (Electronics)	4,544	171,763
Arthur J. Gallagher & Co. (Insurance)	2,414	71,648
Ashland, Inc. (Chemicals)	3,124	181,379
Aspen Insurance Holdings, Ltd. (Insurance)	1,704	51,205
Associated Banc-Corp (Banks)	6,816	95,288
Astoria Financial Corp. (Savings & Loans)	3,266	46,508
Atmos Energy Corp. (Gas)	3,550	115,730
Avnet, Inc.* (Electronics)	5,964	212,438
BancorpSouth, Inc. (Banks)	2,840	44,418
Bank of Hawaii Corp. (Banks)	1,278	59,900
Barnes & Noble, Inc. (Retail)	1,562	24,602
Beckman Coulter, Inc. (Healthcare-Products)	1,562	112,480
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	284	30,922
BJ’s Wholesale Club, Inc.* (Retail)	2,130	93,592
Black Hills Corp. (Electric)	710	22,017
Bob Evans Farms, Inc. (Retail)	1,136	35,761
BorgWarner, Inc.* (Auto Parts & Equipment)	1,846	124,476
Boyd Gaming Corp.* (Lodging)	2,272	24,628
BRE Properties, Inc.—Class A (REIT)	1,278	57,063
Brinker International, Inc. (Retail)	1,846	43,436
Broadridge Financial Solutions, Inc. (Software)	2,414	55,256
Brown & Brown, Inc. (Insurance)	2,556	63,287
Cabot Corp. (Chemicals)	2,556	110,547
Cadence Design Systems, Inc.* (Computers)	5,680	49,302
Camden Property Trust (REIT)	1,420	78,711
Career Education Corp.* (Commercial Services)	2,556	57,357
Carlisle Cos., Inc. (Miscellaneous M anufacturing)	2,414	91,032
Carpenter Technology Corp. (Iron/Steel)	1,136	46,746
Cathay Bancorp, Inc. (Banks)	3,124	54,076
Charles River Laboratories International, Inc.* (Biotechnology)	1,278	49,011
Church & Dwight, Inc. (Household Products/Wares)	1,420	97,710
Ciena Corp.* (Telecommunications)	1,846	40,667
Cimarex Energy Co. (Oil & Gas)	1,420	147,865
City National Corp. (Banks)	1,846	106,680
Clean Harbors, Inc.* (Environmental Control)	568	51,143
Cleco Corp. (Electric)	2,414	75,462
Collective Brands, Inc.* (Retail)	2,556	52,040
Commerce Bancshares, Inc. (Banks)	2,982	122,650
Commercial Metals Co. (Metal Fabricate/Hardware)	4,544	75,976
Community Health Systems, Inc.* (Healthcare-Services)	3,692	129,663
Comstock Resources, Inc.* (Oil & Gas)	1,846	51,134
Con-way, Inc. (Transportation)	2,130	72,463
Convergys Corp.* (Commercial Services)	4,828	68,751
CoreLogic, Inc. (Commercial Services)	4,118	82,566
Corn Products International, Inc. (Food)	1,278	58,954
Corrections Corp. of America* (Commercial Services)	1,846	45,799
Cousins Properties, Inc. (REIT)	4,118	35,085
Covance, Inc.* (Healthcare-Services)	1,136	64,048
Crane Co. (Miscellaneous Manufacturing)	710	31,531
Cullen/Frost Bankers, Inc. (Banks)	2,414	139,481
Cytec Industries, Inc. (Chemicals)	1,988	108,426
Deluxe Corp. (Commercial Services)	1,278	31,247
Diebold, Inc. (Computers)	2,556	78,367
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,420	83,212
DPL, Inc. (Electric)	2,414	63,199
DST Systems, Inc. (Computers)	710	33,768
Duke Realty Corp. (REIT)	6,390	87,543
Dynegy, Inc.* (Electric)	3,976	25,009
East West Bancorp, Inc. (Banks)	5,822	126,396
Eastman Kodak Co.* (Miscellaneous Manufacturing)	10,650	38,979
Eaton Vance Corp. (Diversified Financial Services)	1,846	55,934
Energen Corp. (Gas)	2,840	158,756
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,562	113,620
Equity One, Inc. (REIT)	1,846	34,428
Essex Property Trust, Inc. (REIT)	568	65,888
Everest Re Group, Ltd. (Insurance)	2,130	179,516
Exterran Holdings, Inc.* (Oil & Gas Services)	2,556	63,414
Fair Isaac Corp. (Software)	994	25,228
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,130	37,914
Federal Realty Investment Trust (REIT)	1,136	91,368
Fidelity National Title Group, Inc.—Class A (Insurance)	8,946	120,324
First American Financial Corp. (Insurance)	4,118	63,870
First Niagara Financial Group, Inc. (Savings & Loans)	8,236	114,316
FirstMerit Corp. (Banks)	4,260	78,043
Flowers Foods, Inc. (Food)	1,420	35,827
Foot Locker, Inc. (Retail)	6,106	109,053
Forest Oil Corp.* (Oil & Gas)	2,556	99,173
Frontier Oil Corp.* (Oil & Gas)	4,118	85,654
FTI Consulting, Inc.* (Commercial Services)	852	31,072
Fulton Financial Corp. (Banks)	7,810	80,599
GATX Corp. (Trucking & Leasing)	1,846	61,380
Graco, Inc. (Machinery-Diversified)	1,278	54,289
Granite Construction, Inc. (Engineering & Construction)	1,278	33,024
Great Plains Energy, Inc. (Electric)	5,396	106,193
Greenhill & Co., Inc. (Diversified Financial Services)	568	39,431
See accompanying notes to the financial statements.

52 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks, continued
	Shares	Value

Greif, Inc.—Class A (Packaging & Containers)	1,278	$80,578
Hanesbrands, Inc.* (Apparel)	2,414	55,570
Hanover Insurance Group, Inc. (Insurance)	1,704	80,599
Harsco Corp. (Miscellaneous Manufacturing)	3,124	100,811
Harte-Hanks, Inc. (Advertising)	1,562	19,478
Hawaiian Electric Industries, Inc. (Electric)	3,692	91,931
HCC Insurance Holdings, Inc. (Insurance)	4,544	137,592
Health Net, Inc.* (Healthcare-Services)	3,692	105,333
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,118	51,063
Henry Schein, Inc.* (Healthcare-Products)	1,704	111,885
Herman Miller, Inc. (Office Furnishings)	1,420	34,265
Highwoods Properties, Inc. (REIT)	1,704	55,840
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,562	63,214
HNI Corp. (Office Furnishings)	1,704	51,699
Hologic, Inc.* (Healthcare-Products)	6,816	135,775
Hospitality Properties Trust (REIT)	4,828	120,072
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,136	69,569
IDACORP, Inc. (Electric)	1,988	74,292
IDEX Corp. (Machinery-Diversified)	1,420	56,317
Immucor, Inc.* (Healthcare-Products)	1,136	22,459
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	6,106	120,532
Integrated Device Technology, Inc.* (Semiconductors)	6,106	38,956
International Bancshares Corp. (Banks)	2,130	40,406
International Rectifier Corp.* (Semiconductors)	1,420	45,483
International Speedway Corp. (Entertainment)	1,136	32,864
Intersil Corp.—Class A (Semiconductors)	4,828	72,999
Itron, Inc.* (Electronics)	426	24,717
J.B. Hunt Transport Services, Inc. (Transportation)	1,704	69,864
Jefferies Group, Inc. (Diversified Financial Services)	3,124	78,131
JetBlue Airways Corp.* (Airlines)	7,952	47,712
John Wiley & Sons, Inc. (Media)	710	32,625
Kansas City Southern Industries, Inc.* (Transportation)	2,272	113,555
KB Home (Home Builders)	2,840	42,146
KBR, Inc. (Engineering & Construction)	5,964	191,444
Kennametal, Inc. (Hand/Machine Tools)	2,130	86,478
Kindred Healthcare, Inc.* (Healthcare-Services)	1,562	29,225
Kirby Corp.* (Transportation)	994	46,460
Korn/Ferry International* (Commercial Services)	1,846	43,196
Lam Research Corp.* (Semiconductors)	2,414	120,434
Lancaster Colony Corp. (Miscellaneous Manufacturing)	284	15,782
Landstar System, Inc. (Transportation)	1,278	52,948
Lennox International, Inc. (Building Materials)	994	48,845
Liberty Property Trust (REIT)	2,698	93,809
LifePoint Hospitals, Inc.* (Healthcare-Services)	2,130	74,976
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,136	76,930
Louisiana-Pacific Corp.* (Forest Products & Paper)	5,254	52,750
M.D.C. Holdings, Inc. (Home Builders)	1,420	43,892
Mack-Cali Realty Corp. (REIT)	2,130	74,593
Manpower, Inc. (Commercial Services)	3,266	210,886
ManTech International Corp.—Class A* (Software)	426	17,127
Martin Marietta Materials (Building Materials)	1,136	94,856
Masimo Corp. (Healthcare-Products)	994	29,795
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	1,136	40,260
MDU Resources Group, Inc. (Electric)	7,384	156,762
Mentor Graphics Corp.* (Computers)	2,840	36,167
Mercury General Corp. (Insurance)	1,420	60,279
Meredith Corp. (Media)	852	28,712
Mine Safety Appliances Co. (Environmental Control)	1,278	39,848
Minerals Technologies, Inc. (Chemicals)	710	44,744
Mohawk Industries, Inc.* (Textiles)	2,272	126,210
MSC Industrial Direct Co.—Class A (Retail)	710	42,195
National Fuel Gas Co. (Pipelines)	1,562	106,747
National Instruments Corp. (Computers)	1,136	48,064
Nationwide Health Properties, Inc. (REIT)	2,130	79,981
Navigant Consulting Co.* (Commercial Services)	1,988	20,258
NCR Corp.* (Computers)	6,248	102,467
New York Community Bancorp (Savings & Loans)	17,182	314,774
NewAlliance Bancshares, Inc. (Savings & Loans)	4,118	61,564
Nordson Corp. (Machinery-Diversified)	568	52,432
NSTAR (Electric)	4,118	178,639
NV Energy, Inc. (Electric)	9,230	132,635
NVR, Inc.* (Home Builders)	284	217,260
Office Depot, Inc.* (Retail)	10,934	57,404
OGE Energy Corp. (Electric)	3,834	175,942
Old Republic International Corp. (Insurance)	10,082	123,303
Olin Corp. (Chemicals)	3,124	60,824
OMEGA Healthcare Investors, Inc. (REIT)	1,846	41,129
Omnicare, Inc. (Pharmaceuticals)	4,544	117,780
Oshkosh Truck Corp.* (Auto Manufacturers)	1,562	59,215
Overseas Shipholding Group, Inc. (Transportation)	994	33,041
Owens & Minor, Inc. (Distribution/Wholesale)	2,556	75,479
Packaging Corp. of America (Packaging & Containers)	1,988	56,161
PacWest Bancorp (Banks)	1,278	25,215
Parametric Technology Corp.* (Software)	2,272	50,507
Patriot Coal Corp.* (Coal)	1,562	40,878
Patterson-UTI Energy, Inc. (Oil & Gas)	6,106	142,514
Pentair, Inc. (Miscellaneous Manufacturing)	3,834	138,676
Pharmaceutical Product Development, Inc. (Commercial Services)	2,840	82,758
Plains Exploration & Production Co.* (Oil & Gas)	5,538	196,045
Plantronics, Inc. (Telecommunications)	710	25,134
PNM Resources, Inc. (Electric)	3,408	44,406
Potlatch Corp. (Forest Products & Paper)	994	36,927
Pride International, Inc.* (Oil & Gas)	6,958	226,135
Prosperity Bancshares, Inc. (Banks)	1,846	74,671
Protective Life Corp. (Insurance)	3,408	93,959
Questar Corp. (Pipelines)	6,816	118,803
Ralcorp Holdings, Inc.* (Food)	2,130	130,356
Raymond James Financial Corp. (Diversified Financial Services)	3,976	144,011
Rayonier, Inc. (Forest Products & Paper)	1,704	100,894
Realty Income Corp. (REIT)	1,704	59,572
Regal-Beloit Corp. (Hand/Machine Tools)	852	56,862
Regency Centers Corp. (REIT)	1,846	79,581
Regis Corp. (Retail)	2,272	38,079
Reinsurance Group of America, Inc. (Insurance)	2,840	163,470
Reliance Steel & Aluminum Co. (Iron/Steel)	2,982	155,929
Rent-A-Center, Inc. (Commercial Services)	2,556	76,015
Rock-Tenn Co.—Class A (Forest Products & Paper)	710	47,393
RPM, Inc. (Chemicals)	5,112	119,774

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 53

Common Stocks, continued
	Shares	Value

Ruddick Corp. (Food)	1,704	$57,425
Saks, Inc.* (Retail)	6,390	74,891
Scholastic Corp. (Media)	994	29,552
Scientific Games Corp.—Class A* (Entertainment)	2,556	26,378
SEI Investments Co. (Software)	2,982	69,033
Senior Housing Properties Trust (REIT)	2,982	66,856
Sensient Technologies Corp. (Chemicals)	1,988	67,413
Service Corp. International (Commercial Services)	4,686	40,628
Shaw Group, Inc.* (Engineering & Construction)	3,408	128,720
Silgan Holdings, Inc. (Packaging & Containers)	994	37,106
SM Energy Co. (Oil & Gas)	994	61,787
Smithfield Foods, Inc.* (Food)	6,532	130,052
Sonoco Products Co. (Packaging & Containers)	4,118	146,395
Southern Union Co. (Gas)	4,828	129,004
SPX Corp. (Miscellaneous Manufacturing)	994	77,910
SRA International, Inc.—Class A* (Computers)	1,704	45,463
StanCorp Financial Group, Inc. (Insurance)	1,846	82,350
Steel Dynamics, Inc. (Iron/Steel)	8,520	155,064
STERIS Corp. (Healthcare-Products)	1,136	39,556
SVB Financial Group* (Banks)	1,136	59,606
Synopsys, Inc.* (Computers)	2,698	73,197
Synovus Financial Corp. (Banks)	30,956	81,724
Taubman Centers, Inc. (REIT)	568	29,735
TCF Financial Corp. (Banks)	4,970	74,252
Tech Data Corp.* (Distribution/Wholesale)	1,846	86,596
Techne Corp. (Healthcare-Products)	568	39,164
Teleflex, Inc. (Miscellaneous Manufacturing)	1,562	89,534
Telephone & Data Systems, Inc. (Telecommunications)	3,550	126,912
Temple-Inland, Inc. (Forest Products & Paper)	4,260	102,197
Terex Corp.* (Machinery-Construction & Mining)	4,260	138,152
The Brink’s Co. (Miscellaneous Manufacturing)	1,846	49,842
The Corporate Executive Board Co. (Commercial Services)	568	22,072
The New York Times Co.—Class A* (Media)	4,686	47,375
The Ryland Group, Inc. (Home Builders)	1,704	30,331
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	852	44,023
The Timberland Co.—Class A* (Apparel)	710	18,978
The Timken Co. (Metal Fabricate/Hardware)	1,562	73,445
Thomas & Betts Corp.* (Electronics)	710	36,487
Thor Industries, Inc. (Home Builders)	1,704	63,321
Tidewater, Inc. (Oil & Gas Services)	1,988	118,266
Toll Brothers, Inc.* (Home Builders)	5,680	114,963
Tootsie Roll Industries, Inc. (Food)	568	15,711
Towers Watson & Co.—Class A (Commercial Services)	1,136	61,946
Transatlantic Holdings, Inc. (Insurance)	2,556	131,506
Trimble Navigation, Ltd.* (Electronics)	1,704	78,520
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,124	87,128
Trustmark Corp. (Banks)	2,272	54,505
UDR, Inc. (REIT)	3,834	90,022
UGI Corp. (Gas)	4,402	138,003
Unit Corp.* (Oil & Gas)	1,562	79,974
United Rentals, Inc.* (Commercial Services)	1,420	37,843
Unitrin, Inc. (Insurance)	1,988	53,497
Universal Corp. (Agriculture)	994	37,663
URS Corp.* (Engineering & Construction)	3,266	145,174
Valley National Bancorp (Banks)	6,390	86,457
Valmont Industries, Inc. (Metal Fabricate/Hardware)	284	26,395
Valspar Corp. (Chemicals)	3,834	143,277
ValueClick, Inc.* (Internet)	1,136	15,915
VCA Antech, Inc.* (Pharmaceuticals)	1,704	39,056
Vectren Corp. (Gas)	3,266	86,516
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,260	165,671
Vishay Intertechnology, Inc.* (Electronics)	2,698	44,517
W.R. Berkley Corp. (Insurance)	4,686	132,379
Wabtec Corp. (Machinery-Diversified)	852	46,178
Washington Federal, Inc. (Savings & Loans)	4,402	76,111
Waste Connections, Inc. (Environmental Control)	1,846	53,479
Watsco, Inc. (Distribution/Wholesale)	710	44,531
Webster Financial Corp. (Banks)	2,556	58,481
Weingarten Realty Investors (REIT)	3,124	76,600
WellCare Health Plans, Inc.* (Healthcare-Services)	852	25,475
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	12,638	61,042
Werner Enterprises, Inc. (Transportation)	1,704	42,004
Westamerica Bancorp (Banks)	710	35,500
Westar Energy, Inc. (Electric)	4,402	112,251
WGL Holdings, Inc. (Gas)	1,988	71,687
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,130	40,470

TOTAL COMMON STOCKS
(Cost $18,182,236)		22,775,511

Repurchase Agreements (0.5%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11, dated 1/31/11, with a repurchase price of $10,000 (Collateralized by $10,200 U.S. Treasury Notes, 1.00%, 9/30/11, total value $10,288)	$10,000	$10,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11, dated 1/31/11, with a repurchase price of $33,000 (Collateralized by $33,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $33,841)	33,000	33,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11, dated 1/31/11, with a repurchase price of $60,000 (Collateralized by $65,000 Federal Home Loan Bank, 1.00%, 3/3/14, total value $65,111)	60,000	60,000
UBS Securities, LLC, 0.15%, 2/1/11, dated 1/31/11, with a repurchase price of $3,000 (Collateralized by $5,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $5,127)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $106,000)		106,000

TOTAL INVESTMENT SECURITIES
(Cost $18,288,236)—100.1%		22,881,511
Net other assets (liabilities)—(0.1)%		(15,861)

NET ASSETS—100.0%		$22,865,650

*	Non-income producing security

See accompanying notes to the financial statements.

54 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Mid-Cap Value ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Advertising	$19,478	0.1%
Aerospace/Defense	96,821	0.4%
Agriculture	37,663	0.2%
Airlines	121,236	0.5%
Apparel	74,548	0.3%
Auto Manufacturers	59,215	0.3%
Auto Parts & Equipment	124,476	0.5%
Banks	1,498,348	6.5%
Biotechnology	245,604	1.1%
Building Materials	143,701	0.6%
Chemicals	836,384	3.7%
Coal	157,602	0.7%
Commercial Services	912,394	4.0%
Computers	466,795	2.0%
Cosmetics/Personal Care	58,185	0.2%
Distribution/Wholesale	327,138	1.4%
Diversified Financial Services	404,266	1.8%
Electric	1,422,316	6.2%
Electrical Components & Equipment	281,632	1.2%
Electronics	568,442	2.5%
Engineering & Construction	635,521	2.8%
Entertainment	59,242	0.3%
Environmental Control	144,470	0.6%
Food	428,325	1.9%
Forest Products & Paper	340,161	1.5%
Gas	814,347	3.6%
Hand/Machine Tools	220,270	1.0%
Healthcare-Products	554,328	2.4%
Healthcare-Services	428,720	1.9%
Home Builders	511,913	2.2%
Home Furnishings	54,500	0.2%
Household Products/Wares	175,675	0.8%
Insurance	1,710,408	7.5%
Internet	116,110	0.5%
Investment Companies	90,444	0.4%
Iron/Steel	357,739	1.6%
Lodging	24,628	0.1%
Machinery-Construction & Mining	138,152	0.6%
Machinery-Diversified	295,609	1.3%
Media	138,264	0.6%
Metal Fabricate/Hardware	216,286	0.9%
Miscellaneous Manufacturing	968,825	4.2%
Office Furnishings	85,964	0.4%
Oil & Gas	1,090,281	4.8%
Oil & Gas Services	232,743	1.0%
Packaging & Containers	320,240	1.4%
Pharmaceuticals	156,836	0.7%
Pipelines	225,550	1.0%
REIT	1,564,020	6.8%
Retail	647,401	2.8%
Retail-Restaurants	61,042	0.3%
Savings & Loans	613,273	2.7%
Semiconductors	315,786	1.4%
Software	246,511	1.1%
Telecommunications	192,713	0.8%
Textiles	126,210	0.5%
Transportation	493,002	2.2%
Trucking & Leasing	61,380	0.3%
Water	62,378	0.3%
Other**	90,139	0.4%

Total	$22,865,650	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 55

Common Stocks (100.7%)
	Shares	Value

99 Cents Only Stores* (Retail)	1,130	$16,837
ACI Worldwide, Inc.* (Software)	1,582	41,907
Acuity Brands, Inc. (Miscellaneous Manufacturing)	678	37,426
Acxiom Corp.* (Software)	1,582	27,258
ADTRAN, Inc. (Telecommunications)	2,712	111,545
Advance Auto Parts, Inc. (Retail)	3,842	245,657
Advent Software, Inc.* (Software)	1,356	40,083
Aeropostale, Inc.* (Retail)	4,068	98,120
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,356	138,081
AGCO Corp.* (Machinery-Diversified)	2,260	114,582
Alaska Air Group, Inc.* (Airlines)	904	53,553
Albemarle Corp. (Chemicals)	4,068	228,459
Alberto-Culver Co. (Cosmetics/Personal Care)	2,034	75,766
Alexandria Real Estate Equities, Inc. (REIT)	904	69,644
Alliance Data Systems Corp.* (Commercial Services)	2,260	159,872
Allscripts Healthcare Solutions, Inc.* (Software)	8,362	176,522
AMB Property Corp. (REIT)	2,486	83,405
American Eagle Outfitters, Inc. (Retail)	3,842	55,555
Ametek, Inc. (Electrical Components & Equipment)	4,520	184,326
AnnTaylor Stores Corp.* (Retail)	2,486	54,990
ANSYS, Inc.* (Software)	4,068	213,367
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,582	76,031
Aqua America, Inc. (Water)	3,164	73,152
Arch Coal, Inc. (Coal)	3,390	116,107
Arthur J. Gallagher & Co. (Insurance)	2,034	60,369
Ascena Retail Group, Inc.* (Retail)	3,164	85,776
Aspen Insurance Holdings, Ltd. (Insurance)	1,582	47,539
Atmel Corp.* (Semiconductors)	20,340	275,404
Atwood Oceanics, Inc.* (Oil & Gas)	2,486	100,484
Bally Technologies, Inc.* (Entertainment)	2,486	101,752
Bank of Hawaii Corp. (Banks)	678	31,778
BE Aerospace, Inc.* (Aerospace/Defense)	4,520	174,879
Beckman Coulter, Inc. (Healthcare-Products)	1,356	97,646
Bill Barrett Corp.* (Oil & Gas)	2,034	83,353
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	452	49,214
Black Hills Corp. (Electric)	904	28,033
BorgWarner, Inc.* (Auto Parts & Equipment)	2,938	198,109
BRE Properties, Inc.—Class A (REIT)	1,356	60,545
Brinker International, Inc. (Retail)	2,034	47,860
Broadridge Financial Solutions, Inc. (Software)	2,938	67,251
Brown & Brown, Inc. (Insurance)	2,486	61,553
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	3,616	328,188
Cadence Design Systems, Inc.* (Computers)	5,424	47,080
Camden Property Trust (REIT)	1,582	87,690
Carpenter Technology Corp. (Iron/Steel)	678	27,900
Charles River Laboratories International, Inc.* (Biotechnology)	1,130	43,336
Cheesecake Factory, Inc.* (Retail)	2,712	80,031
Chico’s FAS, Inc. (Retail)	7,910	86,377
Chipotle Mexican Grill, Inc.—Class A* (Retail)	1,356	296,856
Church & Dwight, Inc. (Household Products/ Wares)	1,582	108,857
Ciena Corp.* (Telecommunications)	2,034	44,809
Cimarex Energy Co. (Oil & Gas)	2,260	235,334
Clean Harbors, Inc.* (Environmental Control)	452	40,698
Compass Minerals International, Inc. (Mining)	1,356	124,576
Concur Technologies, Inc.* (Software)	2,034	103,795
Copart, Inc.* (Retail)	3,164	124,187
Corn Products International, Inc. (Food)	1,808	83,403
Corporate Office Properties Trust (REIT)	2,938	107,384
Corrections Corp. of America* (Commercial Services)	2,712	67,285
Covance, Inc.* (Healthcare-Services)	1,582	89,193
Crane Co. (Miscellaneous Manufacturing)	1,130	50,183
Cree Research, Inc.* (Semiconductors)	4,746	239,626
Deckers Outdoor Corp.* (Apparel)	1,808	132,689
Deluxe Corp. (Commercial Services)	904	22,103
Dick’s Sporting Goods, Inc.* (Retail)	3,842	138,658
Digital River, Inc.* (Internet)	1,808	57,386
Dollar Tree, Inc.* (Retail)	5,650	285,777
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,808	105,949
DPL, Inc. (Electric)	2,486	65,083
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	3,164	88,813
Dril-Quip, Inc.* (Oil & Gas Services)	1,582	122,004
DST Systems, Inc. (Computers)	678	32,246
Duke Realty Corp. (REIT)	3,842	52,635
Eaton Vance Corp. (Diversified Financial Services)	3,164	95,869
Edwards Lifesciences Corp.* (Healthcare-Products)	4,972	419,090
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	5,198	172,678
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,356	98,635
Equinix, Inc.* (Internet)	2,034	179,846
Essex Property Trust, Inc. (REIT)	678	78,648
FactSet Research Systems, Inc. (Computers)	2,034	205,027
Fair Isaac Corp. (Software)	678	17,208
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,164	56,319
Federal Realty Investment Trust (REIT)	1,582	127,240
Flowers Foods, Inc. (Food)	1,808	45,616
Forest Oil Corp.* (Oil & Gas)	2,260	87,688
Fossil, Inc.* (Household Products/Wares)	2,260	160,573
FTI Consulting, Inc.* (Commercial Services)	1,130	41,211
Gardner Denver, Inc. (Machinery-Diversified)	2,260	163,036
Gartner Group, Inc.* (Commercial Services)	3,164	112,069
Gen-Probe, Inc.* (Healthcare-Products)	2,034	127,918
Gentex Corp. (Electronics)	6,328	202,939
Global Payments, Inc. (Software)	3,616	170,820
Graco, Inc. (Machinery-Diversified)	1,356	57,603
Green Mountain Coffee Roasters, Inc.* (Beverages)	5,198	174,549
Greenhill & Co., Inc. (Diversified Financial Services)	452	31,378
GUESS?, Inc. (Apparel)	2,712	116,019
Hanesbrands, Inc.* (Apparel)	1,582	36,418
Hansen Natural Corp.* (Beverages)	3,164	179,209
Health Management Associates, Inc.—Class A* (Healthcare-Services)	11,074	100,773
Henry Schein, Inc.* (Healthcare-Products)	2,260	148,392
Herman Miller, Inc. (Office Furnishings)	904	21,814
Highwoods Properties, Inc. (REIT)	1,356	44,436
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,130	45,731
Hologic, Inc.* (Healthcare-Products)	3,842	76,533
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,356	83,041
IDEX Corp. (Machinery-Diversified)	2,034	80,668
IDEXX Laboratories, Inc.* (Healthcare-Products)	2,486	178,246
Immucor, Inc.* (Healthcare-Products)	1,808	35,744
Informatica Corp.* (Software)	4,068	188,755
International Rectifier Corp.* (Semiconductors)	1,356	43,433
Intrepid Potash, Inc.* (Chemicals)	2,034	73,509
Itron, Inc.* (Electronics)	1,356	78,675
ITT Educational Services, Inc.* (Commercial Services)	1,130	74,399

See accompanying notes to the financial statements.

56 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks, continued
	Shares	Value

J. Crew Group, Inc.* (Retail)	2,938	$127,568
J.B. Hunt Transport Services, Inc. (Transportation)	2,034	83,394
Jack Henry & Associates, Inc. (Computers)	3,842	113,570
Jefferies Group, Inc. (Diversified Financial Services)	2,034	50,870
John Wiley & Sons, Inc. (Media)	1,130	51,923
Jones Lang LaSalle, Inc. (Real Estate)	1,808	160,261
Joy Global, Inc. (Machinery-Construction & Mining)	4,520	394,054
Kansas City Southern Industries, Inc.* (Transportation)	2,034	101,659
Kennametal, Inc. (Hand/Machine Tools)	1,130	45,878
Kinetic Concepts, Inc.* (Healthcare-Products)	2,712	125,105
Kirby Corp.* (Transportation)	1,356	63,379
Lam Research Corp.* (Semiconductors)	2,712	135,302
Lamar Advertising Co.* (Advertising)	2,486	91,584
Lancaster Colony Corp. (Miscellaneous Manufacturing)	452	25,118
Landstar System, Inc. (Transportation)	678	28,090
Lender Processing Services, Inc. (Diversified Financial Services)	4,068	129,118
Lennox International, Inc. (Building Materials)	904	44,423
Liberty Property Trust (REIT)	2,034	70,722
Life Time Fitness, Inc.* (Leisure Time)	1,808	72,103
Lincare Holdings, Inc. (Healthcare-Services)	4,294	116,153
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	678	45,914
LKQ Corp.* (Distribution/Wholesale)	6,328	152,884
Lubrizol Corp. (Chemicals)	2,938	315,717
Mack-Cali Realty Corp. (REIT)	1,130	39,573
ManTech International Corp.—Class A* (Software)	452	18,173
Martin Marietta Materials (Building Materials)	678	56,613
Masimo Corp. (Healthcare-Products)	1,582	47,420
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	2,712	68,966
Mednax, Inc.* (Healthcare-Services)	2,034	134,549
Mentor Graphics Corp.* (Computers)	1,808	23,025
Meredith Corp. (Media)	678	22,849
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	1,356	202,302
Micros Systems, Inc.* (Computers)	3,616	165,396
MSC Industrial Direct Co.—Class A (Retail)	1,130	67,156
MSCI, Inc.—Class A* (Software)	5,198	177,928
National Fuel Gas Co. (Pipelines)	1,808	123,559
National Instruments Corp. (Computers)	1,356	57,372
Nationwide Health Properties, Inc. (REIT)	3,164	118,808
NeuStar, Inc.* (Telecommunications)	3,390	90,954
NewMarket Corp. (Chemicals)	452	57,341
Nordson Corp. (Machinery-Diversified)	904	83,448
Oceaneering International, Inc.* (Oil & Gas Services)	2,486	191,994
OMEGA Healthcare Investors, Inc. (REIT)	2,260	50,353
Oshkosh Truck Corp.* (Auto Manufacturers)	2,260	85,677
Packaging Corp. of America (Packaging & Containers)	2,260	63,845
Panera Bread Co.—Class A* (Retail)	1,356	129,579
Parametric Technology Corp.* (Software)	2,712	60,288
Patriot Coal Corp.* (Coal)	1,808	47,315
Perrigo Co. (Pharmaceuticals)	3,616	263,028
PetSmart, Inc. (Retail)	5,198	209,168
Pharmaceutical Product Development, Inc. (Commercial Services)	2,034	59,271
Phillips-Van Heusen Corp. (Apparel)	2,938	171,491
Plantronics, Inc. (Telecommunications)	1,356	48,002
Polaris Industries, Inc. (Leisure Time)	1,582	121,687
Polycom, Inc.* (Telecommunications)	3,842	168,472
Potlatch Corp. (Forest Products & Paper)	678	25,188
QLogic Corp.* (Semiconductors)	4,746	84,526
Quest Software, Inc.* (Software)	2,712	70,024
Quicksilver Resources, Inc.* (Oil & Gas)	5,198	78,022
Rackspace Hosting, Inc.* (Internet)	4,294	143,892
Rayonier, Inc. (Forest Products & Paper)	1,808	107,052
Realty Income Corp. (REIT)	3,390	118,514
Regal-Beloit Corp. (Hand/Machine Tools)	678	45,250
Regency Centers Corp. (REIT)	1,582	68,200
ResMed, Inc.* (Healthcare-Products)	6,780	213,502
RF Micro Devices, Inc.* (Telecommunications)	12,204	82,011
Riverbed Technology, Inc.* (Computers)	6,554	235,092
Rock-Tenn Co.—Class A (Forest Products & Paper)	904	60,342
Rollins, Inc. (Commercial Services)	2,712	51,501
Rovi Corp.* (Semiconductors)	4,746	293,113
SEI Investments Co. (Software)	3,164	73,247
Semtech Corp.* (Semiconductors)	2,712	59,217
Senior Housing Properties Trust (REIT)	2,712	60,803
Service Corp. International (Commercial Services)	5,650	48,985
Silgan Holdings, Inc. (Packaging & Containers)	1,130	42,183
Silicon Laboratories, Inc.* (Semiconductors)	2,034	90,472
Skyworks Solutions, Inc.* (Semiconductors)	8,136	258,481
SL Green Realty Corp. (REIT)	3,390	246,656
SM Energy Co. (Oil & Gas)	1,582	98,337
Solera Holdings, Inc. (Software)	3,164	165,572
Sotheby’s (Commercial Services)	2,938	118,401
SPX Corp. (Miscellaneous Manufacturing)	1,130	88,569
STERIS Corp. (Healthcare-Products)	1,356	47,216
Strayer Education, Inc. (Commercial Services)	678	81,360
Superior Energy Services, Inc.* (Oil & Gas Services)	3,390	119,057
SVB Financial Group* (Banks)	678	35,575
Synopsys, Inc.* (Computers)	3,390	91,971
Taubman Centers, Inc. (REIT)	1,808	94,649
Techne Corp. (Healthcare-Products)	904	62,331
The Corporate Executive Board Co. (Commercial Services)	904	35,129
The Macerich Co. (REIT)	5,876	285,926
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,130	58,387
The Timberland Co.—Class A* (Apparel)	904	24,164
The Timken Co. (Metal Fabricate/Hardware)	1,808	85,012
The Warnaco Group, Inc.* (Apparel)	2,034	103,897
Thomas & Betts Corp.* (Electronics)	1,356	69,685
Thoratec Corp.* (Healthcare-Products)	2,486	58,645
Tibco Software, Inc.* (Internet)	7,458	163,927
Tootsie Roll Industries, Inc. (Food)	452	12,502
Towers Watson & Co.—Class A (Commercial Services)	904	49,295
Tractor Supply Co. (Retail)	3,164	162,345
Trimble Navigation, Ltd.* (Electronics)	3,390	156,211
Tupperware Corp. (Household Products/Wares)	2,712	124,074
tw telecom, Inc.* (Telecommunications)	6,780	116,277
UDR, Inc. (REIT)	3,616	84,904
Under Armour, Inc.—Class A* (Retail)	1,582	94,699
United Rentals, Inc.* (Commercial Services)	1,130	30,115
United Therapeutics Corp.* (Pharmaceuticals)	2,260	153,635
Universal Health Services, Inc.—Class B (Healthcare-Services)	4,294	180,777
Valmont Industries, Inc. (Metal Fabricate/Hardware)	678	63,013
ValueClick, Inc.* (Internet)	2,260	31,663
VCA Antech, Inc.* (Pharmaceuticals)	1,808	41,439
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,294	166,994
Vishay Intertechnology, Inc.* (Electronics)	4,294	70,851
Wabtec Corp. (Machinery-Diversified)	1,130	61,246

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 57

Common Stocks, continued
	Shares	Value

Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	3,842	$138,773
Waste Connections, Inc. (Environmental Control)	2,938	85,114
Watsco, Inc. (Distribution/Wholesale)	452	28,349
Weingarten Realty Investors (REIT)	1,808	44,332
WellCare Health Plans, Inc.* (Healthcare-Services)	904	27,030
Westamerica Bancorp (Banks)	452	22,600
Williams Sonoma, Inc. (Retail)	4,746	152,821
WMS Industries, Inc.* (Leisure Time)	2,486	104,288
Woodward, Inc. (Electronics)	2,712	91,462
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	2,486	96,705

TOTAL COMMON STOCKS
(Cost $19,149,257)		24,621,664

Repurchase Agreements (0.2%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11, dated 1/31/11, with a repurchase price of $4,000 (Collateralized by $4,100 U.S. Treasury Notes, 1.00%, 9/30/11, total value $4,136)	$4,000	$4,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11, dated 1/31/11, with a repurchase price of $14,000 (Collateralized by $14,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $14,357)	14,000	14,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11, dated 1/31/11, with a repurchase price of $24,000 (Collateralized by $24,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $24,612)	24,000	24,000
UBS Securities, LLC, 0.15%, 2/1/11, dated 1/31/11, with a repurchase price of $1,000 (Collateralized by $5,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $5,127)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $43,000)		43,000

TOTAL INVESTMENT SECURITIES
(Cost $19,192,257)—100.9%		24,664,664
Net other assets (liabilities)—(0.9)%		(211,208)

NET ASSETS—100.0%		$24,453,456

*	Non-income producing security
Mid-Cap Growth ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Advertising	$91,584	0.4%
Aerospace/Defense	174,879	0.7%
Airlines	53,553	0.2%
Apparel	584,678	2.4%
Auto Manufacturers	85,677	0.3%
Auto Parts & Equipment	198,109	0.8%
Banks	89,953	0.4%
Beverages	353,758	1.4%
Biotechnology	259,544	1.1%
Building Materials	101,036	0.4%
Chemicals	675,026	2.8%
Coal	163,422	0.7%
Commercial Services	950,996	3.9%
Computers	970,779	4.0%
Cosmetics/Personal Care	75,766	0.3%
Distribution/Wholesale	181,233	0.7%
Diversified Financial Services	584,089	2.4%
Electric	93,116	0.4%
Electrical Components & Equipment	568,304	2.3%
Electronics	669,823	2.7%
Entertainment	190,565	0.8%
Environmental Control	125,812	0.5%
Food	141,521	0.6%
Forest Products & Paper	192,582	0.8%
Hand/Machine Tools	137,042	0.6%
Healthcare-Products	1,683,519	6.9%
Healthcare-Services	648,475	2.6%
Household Products/Wares	451,891	1.8%
Insurance	169,461	0.7%
Internet	576,714	2.4%
Iron/Steel	27,900	0.1%
Leisure Time	298,078	1.2%
Machinery-Construction & Mining	722,242	2.9%
Machinery-Diversified	657,288	2.7%
Media	74,772	0.3%
Metal Fabricate/Hardware	148,025	0.6%
Mining	124,576	0.5%
Miscellaneous Manufacturing	383,276	1.6%
Office Furnishings	21,814	0.1%
Oil & Gas	683,218	2.8%
Oil & Gas Services	433,055	1.8%
Packaging & Containers	106,028	0.4%
Pharmaceuticals	699,746	2.9%
Pipelines	123,559	0.5%
REIT	1,995,067	8.2%
Real Estate	160,261	0.6%
Retail	2,560,017	10.5%
Semiconductors	1,535,893	6.3%
Software	1,612,198	6.6%
Telecommunications	662,070	2.7%
Transportation	276,522	1.1%
Water	73,152	0.3%
Other**	(168,208)	(0.7)%

Total	$24,453,456	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

58 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks (100.4%)
	Shares	Value

A.M. Castle & Co.* (Metal Fabricate/Hardware)	950	$14,906
AAON, Inc. (Building Materials)	285	7,675
AAR Corp.* (Aerospace/Defense)	2,375	63,626
ABM Industries, Inc. (Commercial Services)	2,755	70,803
Acadia Realty Trust (REIT)	950	17,556
Actuant Corp.—Class A (Miscellaneous Manufacturing)	4,085	113,277
Administaff, Inc. (Commercial Services)	665	18,833
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,425	22,009
Aerovironment, Inc.* (Aerospace/Defense)	475	13,395
Affymetrix, Inc.* (Biotechnology)	4,180	20,273
Agilysys, Inc.* (Computers)	1,140	6,532
Albany International Corp.—Class A (Machinery-Diversified)	1,615	36,418
ALLETE, Inc. (Electric)	1,805	66,623
Alliance One International, Inc.* (Agriculture)	5,130	19,648
AMCOL International Corp. (Mining)	760	22,739
Amedisys, Inc.* (Healthcare-Services)	1,710	58,294
American States Water Co. (Water)	475	16,150
American Vanguard Corp. (Chemicals)	1,235	10,238
AMERIGROUP Corp.* (Healthcare-Services)	1,140	59,702
Amerisafe, Inc.* (Insurance)	1,140	20,303
AMN Healthcare Services, Inc.* (Commercial Services)	2,280	13,224
AmSurg Corp.* (Healthcare-Services)	1,805	38,031
Analogic Corp. (Electronics)	285	14,555
Anixter International, Inc. (Telecommunications)	1,710	108,192
Apogee Enterprises, Inc. (Building Materials)	1,710	21,871
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,280	72,185
Arch Chemicals, Inc. (Chemicals)	1,520	55,085
Arctic Cat, Inc.* (Leisure Time)	760	12,175
Arkansas Best Corp. (Transportation)	1,520	38,836
Arris Group, Inc.* (Telecommunications)	7,315	91,291
Astec Industries, Inc.* (Machinery-Construction & Mining)	1,140	34,314
ATMI, Inc.* (Semiconductors)	1,235	25,441
Audiovox Corp.—Class A* (Telecommunications)	1,140	8,185
Avid Technology, Inc.* (Software)	1,710	28,471
Avista Corp. (Electric)	3,325	75,311
AZZ, Inc. (Miscellaneous Manufacturing)	285	11,426
Badger Meter, Inc. (Electronics)	380	15,576
Bank Mutual Corp. (Banks)	2,755	12,205
Bank of the Ozarks, Inc. (Banks)	285	12,292
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,660	52,721
Basic Energy Services, Inc.* (Oil & Gas Services)	855	15,612
Bel Fuse, Inc.—Class B (Electronics)	665	14,504
Belden, Inc. (Electrical Components & Equipment)	1,520	52,835
Benchmark Electronics, Inc.* (Electronics)	3,610	68,554
Big 5 Sporting Goods Corp. (Retail)	570	7,228
BioMed Realty Trust, Inc. (REIT)	4,085	72,917
Black Box Corp. (Telecommunications)	1,045	36,774
Blyth, Inc. (Household Products/Wares)	285	9,582
Boston Private Financial Holdings, Inc. (Banks)	4,560	30,598
Brady Corp.—Class A (Electronics)	3,135	102,671
Briggs & Stratton Corp. (Machinery-Diversified)	2,945	58,812
Brightpoint, Inc.* (Distribution/Wholesale)	3,990	36,209
Bristow Group, Inc.* (Transportation)	2,185	112,506
Brookline Bancorp, Inc. (Savings & Loans)	3,515	38,067
Brooks Automation, Inc.* (Semiconductors)	3,895	45,727
Brown Shoe Co., Inc. (Retail)	2,565	32,499
Brunswick Corp. (Leisure Time)	2,660	52,987
Brush Engineered Materials, Inc.* (Mining)	380	13,292
Cabot Microelectronics Corp.* (Chemicals)	475	21,427
CACI International, Inc.—Class A* (Computers)	1,805	100,159
Cal-Maine Foods, Inc. (Food)	285	8,083
Calgon Carbon Corp.* (Environmental Control)	1,710	24,385
Callaway Golf Co. (Leisure Time)	3,800	27,930
Cambrex Corp.* (Biotechnology)	1,710	7,798
Cantel Medical Corp. (Healthcare-Products)	190	4,045
Cascade Corp. (Machinery-Diversified)	380	17,887
Casey’s General Stores, Inc. (Retail)	2,280	96,877
CDI Corp. (Commercial Services)	760	12,206
Cedar Shopping Centers, Inc. (REIT)	2,755	16,668
Centene Corp.* (Healthcare-Services)	2,945	81,635
Central Garden & Pet Co.—Class A* (Household Products/Wares)	3,230	30,620
Central Vermont Public Service Corp. (Electric)	760	16,317
Century Aluminum Co.* (Mining)	2,090	31,078
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,520	53,854
CH Energy Group, Inc. (Electric)	950	46,179
Checkpoint Systems, Inc.* (Electronics)	2,375	49,091
Christopher & Banks Corp. (Retail)	2,090	11,934
Ciber, Inc.* (Computers)	4,180	19,061
Cincinnati Bell, Inc.* (Telecommunications)	11,970	34,114
CIRCOR International, Inc. (Metal Fabricate/Hardware)	570	23,022
City Holding Co. (Banks)	950	33,060
Clarcor, Inc. (Miscellaneous Manufacturing)	1,520	65,634
Clearwater Paper Corp.* (Forest Products & Paper)	665	52,588
Cognex Corp. (Machinery-Diversified)	1,045	32,750
Cohu, Inc. (Semiconductors)	950	14,193
Coldwater Creek, Inc.* (Retail)	3,515	10,229
Colonial Properties Trust (REIT)	2,945	56,515
Columbia Banking System, Inc. (Banks)	2,375	47,737
Comfort Systems USA, Inc. (Building Materials)	2,280	29,024
Community Bank System, Inc. (Banks)	1,235	31,221
Comtech Telecommunications Corp. (Telecommunications)	1,615	45,317
CONMED Corp.* (Healthcare-Products)	1,710	44,648
Corinthian Colleges, Inc.* (Commercial Services)	5,035	26,585
Cross Country Healthcare, Inc.* (Commercial Services)	1,805	12,996
CryoLife, Inc.* (Biotechnology)	1,045	5,298
CTS Corp. (Electronics)	1,995	22,623
Cubic Corp. (Electronics)	380	18,525
Curtiss-Wright Corp. (Aerospace/Defense)	2,755	95,598
Cymer, Inc.* (Electronics)	1,045	50,777
Daktronics, Inc. (Electronics)	1,235	18,858
DealerTrack Holdings, Inc.* (Internet)	950	18,777
Delphi Financial Group, Inc.—Class A (Insurance)	3,230	92,959
Deltic Timber Corp. (Forest Products & Paper)	380	22,796
Diamond Foods, Inc. (Food)	475	23,641
DiamondRock Hospitality Co.* (REIT)	5,035	61,075
Digi International, Inc.* (Software)	1,520	16,097
Dime Community Bancshares, Inc. (Savings & Loans)	950	14,326
Drew Industries, Inc. (Building Materials)	1,140	26,927
DSP Group, Inc.* (Semiconductors)	1,425	10,673
Dycom Industries, Inc.* (Engineering & Construction)	2,090	33,586

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 59

Common Stocks, continued
	Shares	Value

E.W. Scripps Co.* (Media)	1,140	$10,351
Eagle Materials, Inc.—Class A (Building Materials)	1,805	52,345
EastGroup Properties, Inc. (REIT)	665	28,987
El Paso Electric Co.* (Electric)	1,425	38,404
Electro Scientific Industries, Inc.* (Electronics)	950	15,837
EMCOR Group, Inc.* (Engineering & Construction)	3,895	117,941
Emergent Biosolutions, Inc.* (Biotechnology)	570	12,107
Employers Holdings, Inc. (Insurance)	2,375	39,876
EMS Technologies, Inc.* (Telecommunications)	950	17,414
Encore Wire Corp. (Electrical Components & Equipment)	1,140	25,587
Entertainment Properties Trust (REIT)	1,425	65,593
Epicor Software Corp.* (Software)	1,045	10,826
EPIQ Systems, Inc. (Software)	1,900	24,415
eResearchTechnology, Inc.* (Internet)	1,330	8,552
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	855	31,019
Esterline Technologies Corp.* (Aerospace/Defense)	1,805	128,480
Ethan Allen Interiors, Inc. (Home Furnishings)	1,710	38,304
Exar Corp.* (Semiconductors)	1,140	7,319
Extra Space Storage, Inc. (REIT)	2,470	47,498
FARO Technologies, Inc.* (Electronics)	475	14,402
Federal Signal Corp. (Miscellaneous Manufacturing)	3,705	25,787
FEI Co.* (Electronics)	1,330	36,242
First BanCorp.* (Banks)	1,235	6,212
First Commonwealth Financial Corp. (Banks)	5,605	36,040
First Financial Bancorp (Banks)	1,900	32,110
First Financial Bankshares, Inc. (Banks)	665	32,798
First Midwest Bancorp, Inc. (Banks)	4,370	51,085
Forestar Group, Inc.* (Real Estate)	855	15,954
Forward Air Corp. (Transportation)	760	21,212
Franklin Street Properties Corp. (REIT)	4,085	61,234
Fred’s, Inc. (Retail)	2,280	30,620
Fuller (H.B.) Co. (Chemicals)	2,945	67,117
G & K Services, Inc. (Textiles)	1,140	35,716
GenCorp, Inc.* (Aerospace/Defense)	3,515	18,032
General Communication, Inc.—Class A* (Telecommunications)	950	11,505
Genesco, Inc.* (Retail)	570	21,164
Gentiva Health Services, Inc.* (Healthcare-Services)	1,805	41,551
Gerber Scientific, Inc.* (Machinery-Diversified)	1,520	11,598
Gibraltar Industries, Inc.* (Iron/Steel)	1,805	19,909
Glacier Bancorp, Inc. (Banks)	4,275	60,320
Greatbatch, Inc.* (Electrical Components & Equipment)	570	13,424
Griffon Corp.* (Miscellaneous Manufacturing)	2,755	32,068
Group 1 Automotive, Inc. (Retail)	1,425	53,922
Gulf Island Fabrication, Inc. (Oil & Gas Services)	855	23,153
Hancock Holding Co. (Banks)	1,710	56,088
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	1,900	39,045
Hanmi Financial Corp.* (Banks)	8,930	11,743
Harmonic, Inc.* (Telecommunications)	3,135	26,459
Haverty Furniture Cos., Inc. (Retail)	1,140	13,726
Headwaters, Inc.* (Energy-Alternate Sources)	3,610	18,989
Healthcare Realty Trust, Inc. (REIT)	2,470	51,870
Healthways, Inc.* (Healthcare-Services)	1,995	23,880
Heartland Express, Inc. (Transportation)	1,710	27,403
Heartland Payment Systems, Inc. (Commercial Services)	2,280	36,024
Heidrick & Struggles International, Inc. (Commercial Services)	1,045	27,996
Helen of Troy, Ltd.* (Household Products/Wares)	1,805	50,666
Hillenbrand, Inc. (Commercial Services)	1,995	43,112
Holly Corp. (Oil & Gas)	2,660	130,526
Home Bancshares, Inc. (Banks)	1,330	27,212
Home Properties, Inc. (REIT)	950	52,896
Horace Mann Educators Corp. (Insurance)	2,375	41,040
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,425	33,829
Hot Topic, Inc. (Retail)	2,660	14,444
Hub Group, Inc.—Class A* (Transportation)	1,330	46,257
Hutchinson Technology, Inc.* (Computers)	1,425	4,717
ICU Medical, Inc.* (Healthcare-Products)	380	14,843
Independent Bank Corp./MA (Banks)	1,235	33,567
Infinity Property & Casualty Corp. (Insurance)	760	45,402
InfoSpace, Inc.* (Internet)	2,185	17,873
Inland Real Estate Corp. (REIT)	3,040	28,211
Insight Enterprises, Inc.* (Retail)	2,755	38,350
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,280	62,723
Integral Systems, Inc.* (Computers)	570	6,948
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	2,470	39,940
Interface, Inc.—Class A (Office Furnishings)	1,710	27,787
Intermec, Inc.* (Machinery-Diversified)	2,850	32,376
Intevac, Inc.* (Machinery-Diversified)	760	10,450
Invacare Corp. (Healthcare-Products)	1,900	52,516
Investment Technology Group, Inc.* (Diversified Financial Services)	2,470	45,522
ION Geophysical Corp.* (Oil & Gas Services)	4,655	44,269
J & J Snack Foods Corp. (Food)	380	16,139
Jack in the Box, Inc.* (Retail)	3,135	68,782
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,045	18,068
John Bean Technologies Corp. (Miscellaneous Manufacturing)	760	13,718
K-Swiss, Inc.—Class A* (Apparel)	1,615	18,572
Kaiser Aluminum Corp. (Mining)	855	40,792
Kaman Corp. (Aerospace/Defense)	1,520	44,741
Kaydon Corp. (Metal Fabricate/Hardware)	1,330	51,484
Kelly Services, Inc.—Class A* (Commercial Services)	1,710	33,644
Kendle International, Inc.* (Commercial Services)	855	9,713
Kilroy Realty Corp. (REIT)	1,805	68,843
Kite Realty Group Trust (REIT)	3,800	20,064
Knight Transportation, Inc. (Transportation)	1,900	36,214
La-Z-Boy, Inc.* (Home Furnishings)	3,040	25,293
LaBranche & Co., Inc.* (Diversified Financial Services)	2,090	7,858
Laclede Group, Inc. (Gas)	1,330	50,540
LaSalle Hotel Properties (REIT)	2,755	76,506
Lawson Products, Inc. (Metal Fabricate/Hardware)	285	6,660
LCA-Vision, Inc.* (Healthcare-Products)	665	4,502
Lexington Realty Trust (REIT)	4,180	35,405
LHC Group, Inc.* (Healthcare-Services)	285	7,581
Lithia Motors, Inc.—Class A (Retail)	1,330	17,955
Live Nation, Inc.* (Commercial Services)	8,835	91,884
Liz Claiborne, Inc.* (Apparel)	3,800	18,772
LogMeIn, Inc.* (Telecommunications)	475	18,302
LoJack Corp.* (Electronics)	665	4,223
LSB Industries, Inc.* (Miscellaneous Manufacturing)	475	14,307
LTC Properties, Inc. (REIT)	760	20,778
Lufkin Industries, Inc. (Oil & Gas Services)	760	50,707
Lydall, Inc.* (Miscellaneous Manufacturing)	1,045	8,360

See accompanying notes to the financial statements.

60 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks, continued
	Shares	Value

M/I Schottenstein Homes, Inc.* (Home Builders)	1,140	$16,712
Magellan Health Services, Inc.* (Healthcare-Services)	665	32,193
Marcus Corp. (Lodging)	1,330	15,761
MarineMax, Inc.* (Retail)	1,330	12,023
Martek Biosciences Corp.* (Biotechnology)	1,995	62,663
Matrix Service Co.* (Oil & Gas Services)	1,520	17,115
MedCath Corp.* (Healthcare-Services)	1,235	16,537
Medical Properties Trust, Inc. (REIT)	2,470	27,121
Meridian Bioscience, Inc. (Healthcare-Products)	1,045	22,927
Merit Medical Systems, Inc.* (Healthcare-Products)	665	9,822
Meritage Homes Corp.* (Home Builders)	1,900	43,624
Methode Electronics, Inc. (Electronics)	2,185	25,827
Microsemi Corp.* (Semiconductors)	2,565	57,687
Mid-America Apartment Communities, Inc. (REIT)	855	54,506
Midas, Inc.* (Commercial Services)	855	6,079
MKS Instruments, Inc.* (Semiconductors)	1,900	54,549
Mobile Mini, Inc.* (Storage/Warehousing)	1,045	21,360
Molina Healthcare, Inc.* (Healthcare-Services)	1,045	32,040
Monarch Casino & Resort, Inc.* (Lodging)	475	5,149
Moog, Inc.—Class A* (Aerospace/Defense)	2,660	113,422
Movado Group, Inc.* (Retail)	1,045	15,058
MTS Systems Corp. (Computers)	475	17,772
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,280	74,556
Multimedia Games, Inc.* (Leisure Time)	1,615	8,608
Myers Industries, Inc. (Miscellaneous Manufacturing)	2,090	19,103
Nara Bancorp, Inc.* (Banks)	2,280	22,253
Nash Finch Co. (Food)	760	28,629
National Financial Partners* (Diversified Financial Services)	1,425	18,069
National Penn Bancshares, Inc. (Banks)	5,130	41,861
National Retail Properties, Inc. (REIT)	1,900	47,215
Natus Medical, Inc.* (Healthcare-Products)	760	11,446
NBT Bancorp, Inc. (Banks)	2,090	48,446
NCI Building Systems, Inc.* (Building Materials)	760	10,085
NCI, Inc.—Class A* (Computers)	190	3,990
Neenah Paper, Inc. (Forest Products & Paper)	855	16,467
Network Equipment Technologies, Inc.* (Telecommunications)	950	4,693
New Jersey Resources Corp. (Gas)	2,470	103,641
Newport Corp.* (Electronics)	1,045	18,340
Northwest Natural Gas Co. (Gas)	1,045	46,565
NorthWestern Corp. (Electric)	2,185	61,704
NTELOS Holdings Corp. (Telecommunications)	760	15,322
Nutrisystem, Inc. (Commercial Services)	855	16,211
O’Charley’s, Inc.* (Retail)	1,140	7,889
OfficeMax, Inc.* (Retail)	5,035	80,912
Old Dominion Freight Line, Inc.* (Transportation)	1,235	39,730
Old National Bancorp (Banks)	5,700	61,161
Olympic Steel, Inc. (Iron/Steel)	570	15,601
OM Group, Inc.* (Chemicals)	760	27,497
Omnicell, Inc.* (Software)	950	13,238
On Assignment, Inc.* (Commercial Services)	2,185	17,262
Orbital Sciences Corp.* (Aerospace/Defense)	1,615	27,552
Oxford Industries, Inc. (Apparel)	380	8,995
Palomar Medical Technologies, Inc.* (Healthcare-Products)	760	11,294
Papa John’s International, Inc.* (Retail)	570	16,359
Park Electrochemical Corp. (Electronics)	760	23,150
Parkway Properties, Inc. (REIT)	1,330	22,477
PC-Tel, Inc.* (Internet)	1,140	8,265
Penn Virginia Corp. (Oil & Gas)	2,660	46,231
Pennsylvania REIT (REIT)	1,710	23,359
Pericom Semiconductor Corp.* (Semiconductors)	665	6,670
Perry Ellis International, Inc.* (Apparel)	285	8,023
Petroleum Development* (Oil & Gas)	950	43,234
PetroQuest Energy, Inc.* (Oil & Gas)	1,900	14,896
PharMerica Corp.* (Pharmaceuticals)	1,710	19,340
Piedmont Natural Gas Co., Inc. (Gas)	2,755	77,305
Pinnacle Entertainment, Inc.* (Entertainment)	1,995	30,085
Pinnacle Financial Partners, Inc.* (Banks)	1,995	27,451
Pioneer Drilling Co.* (Oil & Gas)	3,230	28,618
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	950	39,710
Plexus Corp.* (Electronics)	1,045	28,257
PolyOne Corp.* (Chemicals)	2,280	29,982
Pool Corp. (Distribution/Wholesale)	2,945	71,799
Post Properties, Inc. (REIT)	1,615	59,803
Powell Industries, Inc.* (Electrical Components & Equipment)	570	21,609
Presidential Life Corp. (Insurance)	1,235	11,708
PrivateBancorp, Inc. (Banks)	3,515	54,026
ProAssurance Corp.* (Insurance)	1,805	105,899
Provident Financial Services, Inc. (Savings & Loans)	2,090	30,618
PS Business Parks, Inc. (REIT)	570	33,180
PSS World Medical, Inc.* (Healthcare-Products)	1,520	36,222
Pulse Electronics Corp. (Semiconductors)	1,615	8,253
Quanex Building Products Corp. (Building Materials)	2,185	42,586
Quiksilver, Inc.* (Apparel)	7,695	34,397
RadiSys Corp.* (Computers)	855	7,233
RC2 Corp.* (Toys/Games/Hobbies)	760	15,443
Red Robin Gourmet Burgers, Inc.* (Retail)	950	19,608
RehabCare Group, Inc.* (Healthcare-Services)	1,520	37,331
RLI Corp. (Insurance)	950	51,176
Robbins & Myers, Inc. (Machinery-Diversified)	1,140	47,344
Rofin-Sinar Technologies, Inc.* (Electronics)	1,045	40,859
Rogers Corp.* (Electronics)	570	24,385
RTI International Metals, Inc.* (Mining)	1,140	32,935
Ruby Tuesday, Inc.* (Retail)	3,800	51,224
Rudolph Technologies, Inc.* (Semiconductors)	1,140	11,468
Ruth’s Hospitality Group, Inc.* (Retail)	1,805	8,411
S&T Bancorp, Inc. (Banks)	1,425	31,136
Safety Insurance Group, Inc. (Insurance)	855	40,689
Sanderson Farms, Inc. (Food)	1,140	46,865
Saul Centers, Inc. (REIT)	285	13,495
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,520	14,030
ScanSource, Inc.* (Distribution/Wholesale)	1,615	58,479
School Specialty, Inc.* (Retail)	950	12,398
Schulman (A.), Inc. (Chemicals)	1,900	40,565
SEACOR SMIT, Inc. (Oil & Gas Services)	380	40,162
Seahawk Drilling, Inc.* (Oil & Gas)	665	4,618
Selective Insurance Group, Inc. (Insurance)	3,135	55,740
Seneca Foods Corp.—Class A* (Food)	570	15,846
SFN Group, Inc.* (Commercial Services)	3,135	30,347
Shuffle Master, Inc.* (Entertainment)	1,425	14,727
Sigma Designs, Inc.* (Semiconductors)	570	7,940
Simmons First National Corp.—Class A (Banks)	1,045	29,041
Simpson Manufacturing Co., Inc. (Building Materials)	2,375	70,656
Skechers U.S.A., Inc.—Class A* (Apparel)	1,995	41,037
Skyline Corp. (Home Builders)	285	5,726
SkyWest, Inc. (Airlines)	3,230	48,611
Smith Corp. (Miscellaneous Manufacturing)	855	36,603

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 61

Common Stocks, continued
	Shares	Value

Snyders-Lance, Inc. (Food)	1,330	$27,584
Sonic Automotive, Inc. (Retail)	2,090	26,020
Sonic Corp.* (Retail)	2,280	21,865
South Jersey Industries, Inc. (Gas)	1,045	54,591
Southwest Gas Corp. (Gas)	2,660	99,058
Sovran Self Storage, Inc. (REIT)	1,045	40,170
Spartan Motors, Inc. (Auto Parts & Equipment)	1,900	11,856
Spartan Stores, Inc. (Food)	1,330	19,272
Stage Stores, Inc. (Retail)	2,185	33,867
Standard Microsystems Corp.* (Semiconductors)	760	18,278
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,140	13,805
Standard Pacific Corp.* (Home Builders)	5,890	25,916
Standex International Corp. (Miscellaneous Manufacturing)	760	25,346
StarTek, Inc.* (Commercial Services)	665	3,658
Stein Mart, Inc. (Retail)	1,615	12,654
Stepan Co. (Chemicals)	475	34,447
Sterling Bancorp (Banks)	1,615	15,811
Sterling Bancshares, Inc. (Banks)	6,080	53,930
Stewart Information Services Corp. (Insurance)	1,045	11,923
Stone Energy Corp.* (Oil & Gas)	1,235	28,714
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,330	24,312
Super Micro Computer, Inc.* (Computers)	665	9,360
Superior Industries International, Inc. (Auto Parts & Equipment)	855	17,100
Supertex, Inc.* (Semiconductors)	475	10,882
SurModics, Inc.* (Healthcare-Products)	475	5,605
Susquehanna Bancshares, Inc. (Banks)	7,695	73,564
Swift Energy Co.* (Oil & Gas)	1,615	68,896
SWS Group, Inc. (Diversified Financial Services)	1,710	8,003
Sykes Enterprises, Inc.* (Computers)	1,140	22,207
Symmetricom, Inc.* (Telecommunications)	1,235	7,669
Symmetry Medical, Inc.* (Healthcare-Products)	2,090	20,001
SYNNEX Corp.* (Software)	1,425	47,581
Take-Two Interactive Software, Inc.* (Software)	2,755	34,369
Tekelec* (Telecommunications)	4,085	46,875
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,185	103,372
TeleTech Holdings, Inc.* (Commercial Services)	570	12,204
Tessera Technologies, Inc.* (Semiconductors)	1,235	21,390
Tetra Tech, Inc.* (Environmental Control)	1,615	37,379
TETRA Technologies, Inc.* (Oil & Gas Services)	4,560	51,756
Texas Capital Bancshares, Inc.* (Banks)	2,185	53,292
Texas Industries, Inc. (Building Materials)	1,615	64,164
The Andersons, Inc. (Agriculture)	475	18,420
The Cato Corp.—Class A (Retail)	665	16,253
The Children’s Place Retail Stores, Inc.* (Retail)	855	35,816
The Finish Line, Inc.—Class A (Retail)	1,045	16,083
The Geo Group, Inc.* (Commercial Services)	3,800	90,326
The Hain Celestial Group, Inc.* (Food)	1,520	40,478
The Knot, Inc.* (Internet)	1,045	11,579
The Men’s Wearhouse, Inc. (Retail)	1,425	37,349
The Navigators Group, Inc.* (Insurance)	760	37,194
The Pep Boys-Manny, Moe & Jack (Retail)	3,135	43,702
The Standard Register Co. (Household Products/Wares)	760	2,432
THQ, Inc.* (Software)	3,990	23,182
Tollgrade Communications, Inc.* (Telecommunications)	380	3,526
Tompkins Financial Corp. (Banks)	285	11,614
Toro Co. (Housewares)	760	46,223
Tower Group, Inc. (Insurance)	1,045	27,212
TradeStation Group, Inc.* (Diversified Financial Services)	2,375	16,554
Tredegar Corp. (Miscellaneous Manufacturing)	1,330	24,884
TrueBlue, Inc.* (Commercial Services)	1,520	25,931
TrustCo Bank Corp. NY (Banks)	4,560	27,292
Tuesday Morning Corp.* (Retail)	2,185	10,816
UIL Holdings Corp. (Electric)	2,945	88,910
Ultratech Stepper, Inc.* (Semiconductors)	760	17,127
UMB Financial Corp. (Banks)	1,140	46,341
Umpqua Holdings Corp. (Banks)	6,840	75,035
UniFirst Corp. (Textiles)	380	21,189
Unisource Energy Corp. (Electric)	2,185	78,245
United Bankshares, Inc. (Banks)	2,280	64,296
United Community Banks, Inc.* (Banks)	5,605	9,529
United Fire & Casualty Co. (Insurance)	1,235	24,756
United Natural Foods, Inc.* (Food)	1,140	42,180
United Online, Inc. (Internet)	5,130	36,269
United Stationers, Inc.* (Distribution/Wholesale)	1,330	82,832
Universal Forest Products, Inc. (Building Materials)	1,140	41,838
Universal Health Realty Income Trust (REIT)	380	13,813
Urstadt Biddle Properties—Class A (REIT)	665	12,908
USA Mobility, Inc. (Telecommunications)	760	12,981
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,185	97,123
Viad Corp. (Commercial Services)	1,235	29,060
Vitamin Shoppe, Inc.* (Retail)	950	30,143
Watts Water Technologies, Inc.—Class A (Electronics)	1,710	61,509
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,945	25,239
WD-40 Co. (Household Products/Wares)	475	18,701
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,140	45,589
Whitney Holding Corp. (Banks)	5,700	75,867
Wilmington Trust Corp. (Banks)	5,415	23,718
Wilshire Bancorp, Inc. (Banks)	1,140	7,319
Winnebago Industries, Inc.* (Home Builders)	1,710	25,479
Wintrust Financial Corp. (Banks)	1,995	65,655
Wolverine World Wide, Inc. (Apparel)	1,235	39,335
World Fuel Services Corp. (Retail)	4,085	153,351
Zale Corp.* (Retail)	1,330	6,211
Zep, Inc. (Chemicals)	1,330	24,033

TOTAL COMMON STOCKS
(Cost $11,131,459)		14,564,415

TOTAL INVESTMENT SECURITIES
(Cost $11,131,459)—100.4%		14,564,415
Net other assets (liabilities)—(0.4)%		(61,181)

NET ASSETS—100.0%		$14,503,234

*	Non-income producing security

See accompanying notes to the financial statements.

62 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Small-Cap Value ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Aerospace/Defense	$608,218	4.2%
Agriculture	38,068	0.3%
Airlines	48,611	0.3%
Apparel	169,131	1.2%
Auto Parts & Equipment	42,761	0.3%
Banks	1,432,926	9.9%
Biotechnology	122,169	0.8%
Building Materials	367,171	2.5%
Chemicals	310,391	2.1%
Commercial Services	628,098	4.3%
Computers	197,979	1.4%
Distribution/Wholesale	249,319	1.7%
Diversified Financial Services	175,656	1.2%
Electric	471,693	3.3%
Electrical Components & Equipment	135,464	0.9%
Electronics	668,765	4.6%
Energy-Alternate Sources	18,989	0.1%
Engineering & Construction	214,250	1.5%
Entertainment	44,812	0.3%
Environmental Control	61,764	0.4%
Food	268,717	1.9%
Forest Products & Paper	117,090	0.8%
Gas	431,700	3.0%
Healthcare-Products	322,505	2.2%
Healthcare-Services	428,775	3.0%
Home Builders	117,457	0.8%
Home Furnishings	63,597	0.4%
Household Products/Wares	112,001	0.8%
Housewares	46,223	0.3%
Insurance	605,877	4.2%
Internet	101,315	0.7%
Iron/Steel	35,510	0.2%
Leisure Time	101,700	0.7%
Lodging	20,910	0.1%
Machinery-Construction & Mining	34,314	0.2%
Machinery-Diversified	319,820	2.2%
Media	10,351	0.1%
Metal Fabricate/Hardware	170,628	1.2%
Mining	140,836	1.0%
Miscellaneous Manufacturing	552,419	3.8%
Office Furnishings	27,787	0.2%
Oil & Gas	365,733	2.5%
Oil & Gas Services	276,603	1.9%
Pharmaceuticals	19,340	0.1%
REIT	1,130,663	7.8%
Real Estate	15,954	0.1%
Retail	1,085,742	7.5%
Savings & Loans	83,011	0.6%
Semiconductors	414,720	2.9%
Software	198,179	1.4%
Storage/Warehousing	21,360	0.2%
Telecommunications	488,619	3.4%
Textiles	56,905	0.4%
Toys/Games/Hobbies	33,511	0.2%
Transportation	322,158	2.2%
Water	16,150	0.1%
Other**	(61,181)	(0.4)%

Total	$14,503,234	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 63

Common Stocks (100.1%)
	Shares	Value

AAON, Inc. (Building Materials)	564	$15,189
Abaxis, Inc.* (Healthcare-Products)	2,256	59,446
Acadia Realty Trust (REIT)	2,256	41,691
Administaff, Inc. (Commercial Services)	1,128	31,945
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,410	21,777
Aerovironment, Inc.* (Aerospace/Defense)	564	15,905
Air Methods Corp.* (Healthcare-Services)	1,128	57,799
Align Technology, Inc.* (Healthcare-Products)	6,486	135,103
Allegiant Travel Co. (Airlines)	1,410	65,621
Almost Family, Inc.* (Healthcare-Services)	846	28,248
AMCOL International Corp. (Mining)	1,128	33,750
American Medical Systems Holdings, Inc.* (Healthcare-Products)	7,332	143,121
American Public Education, Inc.* (Commercial Services)	1,692	56,784
American Science & Engineering, Inc. (Electronics)	846	73,602
American States Water Co. (Water)	846	28,764
AMERIGROUP Corp.* (Healthcare-Services)	2,820	147,683
Analogic Corp. (Electronics)	846	43,205
Applied Signal Technology, Inc. (Telecommunications)	1,410	53,594
Arbitron, Inc. (Commercial Services)	2,538	105,809
ArQule, Inc.* (Biotechnology)	3,666	22,473
Atlantic Tele-Network, Inc. (Environmental Control)	846	31,598
ATMI, Inc.* (Semiconductors)	1,128	23,237
AZZ, Inc. (Miscellaneous Manufacturing)	846	33,916
Badger Meter, Inc. (Electronics)	846	34,678
Balchem Corp. (Chemicals)	2,820	94,893
Bank of the Ozarks, Inc. (Banks)	846	36,488
Basic Energy Services, Inc.* (Oil & Gas Services)	846	15,448
Belden, Inc. (Electrical Components & Equipment)	1,974	68,616
Big 5 Sporting Goods Corp. (Retail)	1,128	14,303
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	2,256	52,091
BioMed Realty Trust, Inc. (REIT)	5,922	105,708
BJ’s Restaurants, Inc.* (Retail)	2,256	79,704
Blackbaud, Inc. (Software)	4,230	111,207
Blue Coat Systems, Inc.* (Internet)	4,230	121,866
Blue Nile, Inc.* (Internet)	1,410	80,158
Boston Beer Co., Inc.—Class A* (Beverages)	846	76,148
Bottomline Technologies, Inc.* (Diversified Financial Services)	3,102	71,129
Brunswick Corp. (Leisure Time)	4,230	84,262
Brush Engineered Materials, Inc.* (Mining)	1,410	49,322
Buckeye Technologies, Inc. (Forest Products & Paper)	3,948	99,332
Buffalo Wild Wings, Inc.* (Retail)	1,692	74,059
Cabela’s, Inc.* (Retail)	3,948	98,305
Cabot Microelectronics Corp.* (Chemicals)	1,410	63,605
Cal-Maine Foods, Inc. (Food)	846	23,993
Calavo Growers, Inc. (Food)	1,128	26,034
Calgon Carbon Corp.* (Environmental Control)	2,538	36,192
California Pizza Kitchen, Inc.* (Retail)	2,256	36,119
Cantel Medical Corp. (Healthcare-Products)	846	18,011
Capella Education Co.* (Commercial Services)	1,692	96,867
CARBO Ceramics, Inc. (Oil & Gas Services)	1,974	227,326
Carter’s, Inc.* (Apparel)	5,640	156,228
Cascade Corp. (Machinery-Diversified)	282	13,274
Cash America International, Inc. (Retail)	2,820	113,449
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	3,666	159,104
Cbeyond, Inc.* (Telecommunications)	3,102	45,444
CEC Entertainment, Inc.* (Retail)	1,974	72,939
Century Aluminum Co.* (Mining)	1,974	29,353
CEVA, Inc.* (Semiconductors)	2,256	54,528
Chemed Corp. (Commercial Services)	2,256	140,391
CIRCOR International, Inc. (Metal Fabricate/Hardware)	846	34,170
Clarcor, Inc. (Miscellaneous Manufacturing)	2,256	97,414
Cognex Corp. (Machinery-Diversified)	2,256	70,703
Cohu, Inc. (Semiconductors)	846	12,639
Coinstar, Inc.* (Commercial Services)	3,102	128,392
Colonial Properties Trust (REIT)	3,384	64,939
Community Bank System, Inc. (Banks)	1,128	28,516
Commvault Systems, Inc.* (Software)	4,230	130,665
Compellent Technologies, Inc.* (Computers)	2,256	62,559
Computer Programs & Systems, Inc. (Software)	1,128	58,543
comScore, Inc.* (Internet)	2,538	60,810
Consolidated Graphics, Inc.* (Commercial Services)	846	42,342
Contango Oil & Gas Co. (Oil & Gas)	1,128	65,424
Cooper Cos., Inc. (Healthcare-Products)	4,512	258,718
CorVel Corp.* (Commercial Services)	564	28,471
Cracker Barrel Old Country Store, Inc. (Retail)	2,256	116,139
Crocs, Inc.* (Apparel)	8,460	138,659
CryoLife, Inc.* (Biotechnology)	1,128	5,719
CSG Systems International, Inc.* (Software)	3,384	65,819
Cubic Corp. (Electronics)	846	41,242
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	5,640	123,742
Cyberonics, Inc.* (Healthcare-Products)	2,256	73,884
Cymer, Inc.* (Electronics)	1,128	54,810
Cypress Semiconductor Corp.* (Semiconductors)	16,074	348,002
Daktronics, Inc. (Electronics)	1,410	21,531
Darling International, Inc.* (Environmental Control)	9,870	133,738
DealerTrack Holdings, Inc.* (Internet)	2,538	50,164
Deltic Timber Corp. (Forest Products & Paper)	564	33,834
DG Fastchannel, Inc.* (Media)	2,256	61,837
Diamond Foods, Inc. (Food)	1,410	70,176
DiamondRock Hospitality Co.* (REIT)	6,768	82,096
Dime Community Bancshares, Inc. (Savings & Loans)	1,128	17,010
DineEquity, Inc.* (Retail)	1,410	72,728
Diodes, Inc.* (Semiconductors)	3,384	87,104
Dionex Corp.* (Electronics)	1,692	199,622
DTS, Inc.* (Home Furnishings)	1,692	75,835
E.W. Scripps Co.* (Media)	1,128	10,242
Eagle Materials, Inc.—Class A (Building Materials)	1,410	40,890
EastGroup Properties, Inc. (REIT)	1,410	61,462
Ebix, Inc.* (Software)	3,384	76,309
eHealth, Inc.* (Insurance)	2,256	27,298
El Paso Electric Co.* (Electric)	1,974	53,199
Electro Scientific Industries, Inc.* (Electronics)	846	14,103
Emergent Biosolutions, Inc.* (Biotechnology)	1,128	23,959
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,974	81,941
Entertainment Properties Trust (REIT)	2,256	103,844
Enzo Biochem, Inc.* (Biotechnology)	3,384	16,785
Epicor Software Corp.* (Software)	2,820	29,215
eResearchTechnology, Inc.* (Internet)	1,974	12,693
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,128	40,924
Exar Corp.* (Semiconductors)	2,538	16,294
Exponent, Inc.* (Commercial Services)	1,410	51,775
Extra Space Storage, Inc. (REIT)	4,512	86,766
EZCORP, Inc.—Class A* (Retail)	4,794	128,959

See accompanying notes to the financial statements.

64 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks, continued
	Shares	Value

FARO Technologies, Inc.* (Electronics)	846	$25,651
FEI Co.* (Electronics)	1,692	46,107
First Cash Financial Services, Inc.* (Retail)	2,820	93,032
First Financial Bancorp (Banks)	2,538	42,892
First Financial Bankshares, Inc. (Banks)	846	41,725
Forestar Group, Inc.* (Real Estate)	1,974	36,835
Forrester Research, Inc. (Commercial Services)	1,410	50,252
Forward Air Corp. (Transportation)	1,692	47,224
General Communication, Inc.—Class A* (Telecommunications)	2,256	27,320
Genesco, Inc.* (Retail)	1,410	52,353
Genoptix, Inc.* (Healthcare-Services)	1,692	42,232
Greatbatch, Inc.* (Electrical Components & Equipment)	1,410	33,205
Gulfport Energy Corp.* (Oil & Gas)	2,538	60,760
Haemonetics Corp.* (Healthcare-Products)	2,538	150,605
Harmonic, Inc.* (Telecommunications)	4,230	35,701
Healthcare Realty Trust, Inc. (REIT)	2,256	47,376
Healthcare Services Group, Inc. (Commercial Services)	6,486	102,738
HealthSpring, Inc.* (Healthcare-Services)	5,640	171,400
Heartland Express, Inc. (Transportation)	2,256	36,152
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	1,128	25,741
Hibbett Sports, Inc.* (Retail)	2,820	90,296
Hillenbrand, Inc. (Commercial Services)	2,820	60,940
Hittite Microwave Corp.* (Semiconductors)	2,256	134,864
HMS Holdings Corp.* (Commercial Services)	2,538	163,295
Home Properties, Inc. (REIT)	1,974	109,912
HSN, Inc.* (Retail)	3,666	103,235
Hub Group, Inc.—Class A* (Transportation)	1,410	49,040
Iconix Brand Group, Inc.* (Apparel)	7,050	139,942
ICU Medical, Inc.* (Healthcare-Products)	564	22,030
iGATE Corp. (Computers)	2,820	43,428
II-VI, Inc.* (Electronics)	2,538	125,326
Inland Real Estate Corp. (REIT)	2,538	23,553
Integra LifeSciences Holdings* (Biotechnology)	1,974	91,554
Integral Systems, Inc.* (Computers)	846	10,313
Interactive Intelligence, Inc.* (Software)	1,410	46,149
Interface, Inc.—Class A (Office Furnishings)	3,384	54,990
Interval Leisure Group, Inc.* (Leisure Time)	3,948	61,865
Intevac, Inc.* (Machinery-Diversified)	846	11,633
ION Geophysical Corp.* (Oil & Gas Services)	7,332	69,727
IPC The Hospitalist Co.* (Healthcare-Services)	1,692	62,824
J & J Snack Foods Corp. (Food)	846	35,930
j2 Global Communications, Inc.* (Internet)	4,512	124,531
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,128	19,503
JDA Software Group, Inc.* (Software)	4,230	127,661
Jo-Ann Stores, Inc.* (Retail)	2,538	153,118
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,410	25,450
Jos. A. Bank Clothiers, Inc.* (Retail)	2,538	108,449
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	3,666	62,432
Kaydon Corp. (Metal Fabricate/Hardware)	1,128	43,665
Kensey Nash Corp.* (Healthcare-Products)	846	20,473
Kid Brands, Inc.* (Household Products/Wares)	1,974	17,983
Kilroy Realty Corp. (REIT)	2,256	86,044
Kirkland’s, Inc.* (Retail)	1,410	18,675
Knight Transportation, Inc. (Transportation)	2,820	53,749
Kopin Corp.* (Semiconductors)	6,204	25,188
Kulicke & Soffa Industries, Inc.* (Semiconductors)	6,768	65,988
Landauer, Inc. (Commercial Services)	846	49,110
LaSalle Hotel Properties (REIT)	2,538	70,480
LCA-Vision, Inc.* (Healthcare-Products)	564	3,818
Lexington Realty Trust (REIT)	4,512	38,217
LHC Group, Inc.* (Healthcare-Services)	1,128	30,005
Lindsay Manufacturing Co. (Machinery-Diversified)	1,128	73,410
Liquidity Services, Inc.* (Internet)	1,692	24,145
Littelfuse, Inc. (Electrical Components & Equipment)	2,256	115,688
Liz Claiborne, Inc.* (Apparel)	3,102	15,324
LogMeIn, Inc.* (Telecommunications)	846	32,596
LoJack Corp.* (Electronics)	564	3,581
LSB Industries, Inc.* (Miscellaneous Manufacturing)	846	25,482
LTC Properties, Inc. (REIT)	1,410	38,549
Lufkin Industries, Inc. (Oil & Gas Services)	1,692	112,890
Lumber Liquidators Holdings, Inc.* (Retail)	2,256	63,033
Magellan Health Services, Inc.* (Healthcare-Services)	1,974	95,561
Maidenform Brands, Inc.* (Apparel)	2,256	58,069
Manhattan Associates, Inc.* (Computers)	2,256	66,575
MAXIMUS, Inc. (Commercial Services)	1,692	114,802
Medical Properties Trust, Inc. (REIT)	6,768	74,313
Medifast, Inc.* (Commercial Services)	1,410	33,727
Mercury Computer Systems, Inc.* (Computers)	2,256	42,593
Meridian Bioscience, Inc. (Healthcare-Products)	2,256	49,497
Merit Medical Systems, Inc.* (Healthcare-Products)	1,692	24,991
Micrel, Inc. (Semiconductors)	4,794	64,192
Microsemi Corp.* (Semiconductors)	3,948	88,791
MicroStrategy, Inc.—Class A* (Software)	846	89,981
Mid-America Apartment Communities, Inc. (REIT)	1,974	125,842
MKS Instruments, Inc.* (Semiconductors)	1,692	48,577
Mobile Mini, Inc.* (Storage/Warehousing)	1,974	40,349
Monarch Casino & Resort, Inc.* (Lodging)	282	3,057
Monolithic Power Systems, Inc.* (Semiconductors)	3,384	49,643
Monro Muffler Brake, Inc. (Commercial Services)	2,820	93,286
MTS Systems Corp. (Computers)	846	31,653
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,128	70,116
National Financial Partners* (Diversified Financial Services)	1,974	25,030
National Penn Bancshares, Inc. (Banks)	3,666	29,915
National Presto Industries, Inc. (Housewares)	564	72,203
National Retail Properties, Inc. (REIT)	4,794	119,131
Natus Medical, Inc.* (Healthcare-Products)	1,692	25,482
NCI Building Systems, Inc.* (Building Materials)	282	3,742
NCI, Inc.—Class A* (Computers)	564	11,844
Neogen Corp.* (Pharmaceuticals)	2,256	81,126
NETGEAR, Inc.* (Telecommunications)	3,384	117,273
NetScout Systems, Inc.* (Computers)	3,384	77,561
Network Equipment Technologies, Inc.* (Telecommunications)	1,410	6,965
Neutral Tandem, Inc.* (Telecommunications)	3,102	46,902
Newport Corp.* (Electronics)	1,974	34,644
Nolan Co.* (Media)	2,820	38,662
Northwest Natural Gas Co. (Gas)	846	37,698
Novatel Wireless, Inc.* (Telecommunications)	3,102	22,365
NTELOS Holdings Corp. (Telecommunications)	1,692	34,111
Nutri/System, Inc. (Commercial Services)	1,128	21,387
Oil States International, Inc.* (Oil & Gas Services)	4,794	324,841

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 65

Common Stocks, continued
	Shares	Value

Old Dominion Freight Line, Inc.* (Transportation)	1,974	$63,504
OM Group, Inc.* (Chemicals)	1,692	61,217
Omnicell, Inc.* (Software)	1,692	23,578
Oplink Communications, Inc.* (Telecommunications)	1,974	48,916
optionsXpress Holdings, Inc. (Diversified Financial Services)	4,230	62,858
Orbital Sciences Corp.* (Aerospace/Defense)	3,102	52,920
Orion Marine Group, Inc.* (Engineering & Construction)	2,538	29,745
OSI Systems, Inc.* (Electronics)	1,692	64,279
Oxford Industries, Inc. (Apparel)	846	20,025
P.F. Chang’s China Bistro, Inc. (Retail)	2,256	103,866
Palomar Medical Technologies, Inc.* (Healthcare-Products)	564	8,381
Papa John’s International, Inc.* (Retail)	1,128	32,374
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	3,384	120,876
PAREXEL International Corp.* (Commercial Services)	5,640	130,904
Park Electrochemical Corp. (Electronics)	564	17,179
Peet’s Coffee & Tea, Inc.* (Beverages)	1,128	43,044
Pennsylvania REIT (REIT)	2,538	34,669
Perficient, Inc.* (Internet)	2,820	32,966
Pericom Semiconductor Corp.* (Semiconductors)	1,410	14,142
Perry Ellis International, Inc.* (Apparel)	564	15,877
PetMed Express, Inc. (Pharmaceuticals)	2,256	34,043
Petroleum Development* (Oil & Gas)	846	38,501
PetroQuest Energy, Inc.* (Oil & Gas)	2,256	17,687
Piedmont Natural Gas Co., Inc. (Gas)	2,538	71,216
Pinnacle Entertainment, Inc.* (Entertainment)	2,538	38,273
Plexus Corp.* (Electronics)	2,256	61,002
PolyOne Corp.* (Chemicals)	5,358	70,458
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,692	122,061
Post Properties, Inc. (REIT)	2,256	83,540
Power Integrations, Inc. (Semiconductors)	2,820	104,143
Pre-Paid Legal Services, Inc.* (Commercial Services)	846	55,701
Progress Software Corp.* (Software)	6,342	181,635
Provident Financial Services, Inc. (Savings & Loans)	1,692	24,788
PS Business Parks, Inc. (REIT)	846	49,246
PSS World Medical, Inc.* (Healthcare-Products)	2,820	67,201
Pulse Electronics Corp. (Semiconductors)	1,410	7,205
Quaker Chemical Corp. (Chemicals)	1,128	43,293
Quality Systems, Inc. (Software)	1,974	157,604
Radiant Systems, Inc.* (Computers)	3,102	56,611
RadiSys Corp.* (Computers)	1,128	9,543
RC2 Corp.* (Toys/Games/Hobbies)	846	17,191
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	7,050	237,444
RightNow Technologies, Inc.* (Software)	2,256	58,498
Robbins & Myers, Inc. (Machinery-Diversified)	1,410	58,557
Rofin-Sinar Technologies, Inc.* (Electronics)	1,128	44,105
Rogers Corp.* (Electronics)	564	24,128
RTI International Metals, Inc.* (Mining)	1,128	32,588
Rudolph Technologies, Inc.* (Semiconductors)	1,128	11,348
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	5,640	231,071
Saul Centers, Inc. (REIT)	564	26,705
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,230	39,043
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,692	101,452
SEACOR SMIT, Inc. (Oil & Gas Services)	1,410	149,023
Shuffle Master, Inc.* (Entertainment)	2,820	29,145
Sigma Designs, Inc.* (Semiconductors)	1,692	23,570
Signature Bank* (Banks)	3,948	206,244
Skyline Corp. (Home Builders)	282	5,665
Smith Corp. (Miscellaneous Manufacturing)	1,974	84,507
Smith Micro Software, Inc.* (Software)	2,820	35,588
Snyders-Lance, Inc. (Food)	2,256	46,789
Sonic Corp.* (Retail)	2,256	21,635
Sonic Solutions* (Electronics)	4,794	69,920
Sourcefire, Inc.* (Internet)	2,820	69,400
South Jersey Industries, Inc. (Gas)	1,128	58,927
Sovran Self Storage, Inc. (REIT)	1,128	43,360
Stamps.com, Inc. (Internet)	1,128	14,348
Standard Microsystems Corp.* (Semiconductors)	846	20,346
Steven Madden, Ltd.* (Apparel)	2,256	86,112
Stifel Financial Corp.* (Diversified Financial Services)	3,384	217,117
Stone Energy Corp.* (Oil & Gas)	2,820	65,565
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,692	30,930
Stratasys, Inc.* (Computers)	1,974	65,201
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,692	25,228
Super Micro Computer, Inc.* (Computers)	1,410	19,846
Superior Industries International, Inc. (Auto Parts & Equipment)	846	16,920
Supertex, Inc.* (Semiconductors)	564	12,921
SurModics, Inc.* (Healthcare-Products)	846	9,983
Swift Energy Co.* (Oil & Gas)	1,410	60,151
Sykes Enterprises, Inc.* (Computers)	1,974	38,454
Symmetricom, Inc.* (Telecommunications)	2,256	14,010
Synaptics, Inc.* (Computers)	3,384	96,309
Synchronoss Technologies, Inc.* (Software)	2,256	64,206
Take-Two Interactive Software, Inc.* (Software)	3,666	45,733
Taleo Corp.—Class A* (Software)	3,948	116,308
Tanger Factory Outlet Centers, Inc. (REIT)	7,896	206,165
TeleTech Holdings, Inc.* (Commercial Services)	1,974	42,263
Tessera Technologies, Inc.* (Semiconductors)	2,820	48,842
Tetra Tech, Inc.* (Environmental Control)	3,384	78,323
Texas Roadhouse, Inc.—Class A* (Retail)	5,640	93,737
The Andersons, Inc. (Agriculture)	846	32,808
The Buckle, Inc. (Retail)	2,538	90,733
The Cato Corp.—Class A (Retail)	1,692	41,352
The Children’s Place Retail Stores, Inc.* (Retail)	1,128	47,252
The Ensign Group, Inc. (Healthcare-Services)	1,128	27,252
The Finish Line, Inc.—Class A (Retail)	3,384	52,080
The Hain Celestial Group, Inc.* (Food)	1,692	45,058
The Knot, Inc.* (Internet)	1,410	15,623
The Men’s Wearhouse, Inc. (Retail)	2,820	73,912
Tollgrade Communications, Inc.* (Telecommunications)	564	5,234
Tompkins Financial Corp. (Banks)	282	11,492
Toro Co. (Housewares)	1,692	102,907
Tower Group, Inc. (Insurance)	2,256	58,746
TreeHouse Foods, Inc.* (Food)	3,384	161,924
TriQuint Semiconductor, Inc.* (Semiconductors)	15,510	204,112
Triumph Group, Inc. (Aerospace/Defense)	1,692	162,483
True Religion Apparel, Inc.* (Apparel)	2,538	52,156
TrueBlue, Inc.* (Commercial Services)	1,692	28,866
TTM Technologies, Inc.* (Electronics)	4,230	67,257

See accompanying notes to the financial statements.

66 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks, continued
	Shares	Value

Tyler Technologies, Inc.* (Computers)	2,538	$52,663
Ultratech Stepper, Inc.* (Semiconductors)	1,128	25,419
UMB Financial Corp. (Banks)	1,128	45,853
UniFirst Corp. (Textiles)	846	47,173
United Natural Foods, Inc.* (Food)	2,820	104,340
Universal Electronics, Inc.* (Home Furnishings)	1,410	37,125
Universal Health Realty Income Trust (REIT)	564	20,501
Universal Technical Institute, Inc. (Commercial Services)	1,974	36,025
Urstadt Biddle Properties—Class A (REIT)	1,128	21,894
USA Mobility, Inc. (Telecommunications)	846	14,450
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	3,666	162,954
Veeco Instruments, Inc.* (Semiconductors)	3,948	170,790
ViaSat, Inc.* (Telecommunications)	3,948	171,323
Vicor Corp. (Electrical Components & Equipment)	1,974	29,077
ViroPharma, Inc.* (Pharmaceuticals)	7,614	124,870
Vitamin Shoppe, Inc.* (Retail)	846	26,844
Volcom, Inc. (Apparel)	1,692	28,087
Volterra Semiconductor Corp.* (Semiconductors)	2,538	63,069
WD-40 Co. (Household Products/Wares)	846	33,307
Websense, Inc.* (Internet)	3,948	75,644
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,410	56,386
Wolverine World Wide, Inc. (Apparel)	2,820	89,817
World Acceptance Corp.* (Diversified Financial Services)	1,410	79,186
Wright Express Corp.* (Commercial Services)	3,666	173,475
Zoll Medical Corp.* (Healthcare-Products)	1,974	81,625
Zumiez, Inc.* (Retail)	1,974	45,836

TOTAL COMMON STOCKS
(Cost $17,720,889)		23,160,341

TOTAL INVESTMENT SECURITIES
(Cost $17,720,889)—100.1%		23,160,341
Net other assets (liabilities)—(0.1)%		(12,126)

NET ASSETS—100.0%		$23,148,215

*	Non-income producing security

Small-Cap Growth ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Aerospace/Defense	$231,308	1.0%
Agriculture	32,808	0.1%
Airlines	65,621	0.3%
Apparel	800,296	3.5%
Auto Parts & Equipment	16,920	0.1%
Banks	443,125	1.9%
Beverages	119,192	0.5%
Biotechnology	436,977	1.9%
Building Materials	59,821	0.3%
Chemicals	333,466	1.4%
Commercial Services	1,839,547	7.9%
Computers	685,153	3.0%
Distribution/Wholesale	70,116	0.3%
Diversified Financial Services	577,381	2.5%
Electric	53,199	0.2%
Electrical Components & Equipment	268,363	1.2%
Electronics	1,065,972	4.6%
Engineering & Construction	29,745	0.1%
Entertainment	67,418	0.3%
Environmental Control	279,851	1.2%
Food	514,244	2.2%
Forest Products & Paper	297,050	1.3%
Gas	167,841	0.7%
Healthcare-Products	1,208,755	5.2%
Healthcare-Services	715,095	3.1%
Home Builders	5,665	NM
Home Furnishings	112,960	0.5%
Household Products/Wares	51,290	0.2%
Housewares	175,110	0.8%
Insurance	86,044	0.4%
Internet	682,348	3.0%
Leisure Time	146,127	0.6%
Lodging	3,057	NM
Machinery-Diversified	227,577	1.0%
Media	110,741	0.5%
Metal Fabricate/Hardware	77,835	0.3%
Mining	145,013	0.6%
Miscellaneous Manufacturing	445,792	1.9%
Office Furnishings	54,990	0.2%
Oil & Gas	308,088	1.3%
Oil & Gas Services	899,255	3.9%
Pharmaceuticals	900,573	3.9%
REIT	1,766,003	7.6%
Real Estate	36,835	0.2%
Retail	2,118,516	9.2%
Savings & Loans	41,798	0.2%
Semiconductors	1,887,908	8.2%
Software	1,418,699	6.1%
Storage/Warehousing	40,349	0.2%
Telecommunications	676,204	2.9%
Textiles	47,173	0.2%
Toys/Games/Hobbies	36,694	0.2%
Transportation	249,669	1.1%
Water	28,764	0.1%
Other**	(12,126)	(0.1)%

Total	$23,148,215	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 67

Common Stocks (99.5%)
	Shares	Value

Alcatel-LucentADR* (Telecommunications)	189,873	$628,480
Anheuser-Busch InBev N.V.ADR (Beverages)	12,716	703,322
AperamADR* (Iron/Steel)	1,081	44,065
ArcelorMittalNYS (Iron/Steel)	23,409	853,960
ARM Holdings PLCADR (Semiconductors)	32,946	824,968
ASML Holding N.V.NYS (Semiconductors)	18,496	777,017
AstraZeneca PLCADR (Pharmaceuticals)	13,583	664,209
Banco Santander S.A.ADR (Banks)	87,278	1,068,283
Barclays PLCADR (Banks)	44,795	842,146
BHP Billiton PLCADR (Mining)	19,363	1,485,336
BP PLCADR (Oil & Gas)	21,675	1,028,912
Diageo PLCADR (Beverages)	8,092	621,466
Eni SpAADR (Oil & Gas)	10,982	521,645
Ensco PLCADR (Oil & Gas)	11,560	628,170
GlaxoSmithKline PLCADR (Pharmaceuticals)	16,762	608,963
HSBC Holdings PLCADR (Banks)	27,455	1,500,141
Koninklijke Phillips Electronics N.V.NYS (Electronics)	22,253	694,961
Nokia, Corp.ADR (Telecommunications)	70,227	751,429
Rio Tinto PLCADR (Mining)	18,207	1,265,022
Royal Dutch Shell PLC—Class AADR (Oil & Gas)	16,184	1,148,902
Sanofi-AventisADR (Pharmaceuticals)	19,652	676,225
SAP AGADR (Software)	16,762	970,520
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	6,647	527,174
Siemens AGADR (Miscellaneous Manufacturing)	9,248	1,187,536
Statoil ASAADR (Oil & Gas)	29,189	712,795
Telefonaktiebolaget LM EricssonADR (Telecommunications)	67,626	836,534
Telefonica S.A.ADR (Telecommunications)	44,217	1,111,173
Tenaris S.A.ADR (Iron/Steel)	15,317	722,503
Total S.A.ADR (Oil & Gas)	17,340	1,019,072
Unilever N.V.NYS (Food)	21,675	642,230
Vodafone Group PLCADR (Telecommunications)	39,882	1,131,053

TOTAL COMMON STOCKS
(Cost $24,799,870)		26,198,212

Repurchase Agreements (0.5%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11, dated 1/31/11, with a repurchase price of $13,000 (Collateralized by $13,200 U.S. Treasury Notes, 1.00%, 9/30/11, total value $13,315)	$13,000	$13,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11, dated 1/31/11, with a repurchase price of $42,000 (Collateralized by $42,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $43,071)	42,000	42,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11, dated 1/31/11, with a repurchase price of $80,000 (Collateralized by $85,000 Federal Home Loan Bank, 1.00%, 3/3/14, total value $85,145)	80,000	80,000
UBS Securities, LLC, 0.15%, 2/1/11, dated 1/31/11, with a repurchase price of $5,000 (Collateralized by $5,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $5,127)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $140,000)		140,000

TOTAL INVESTMENT SECURITIES
(Cost $24,939,870)—100.0%		26,338,212
Net other assets (liabilities)—NM		(12,811)

NET ASSETS—100.0%		$26,325,401

*	Non-income producing security
ADR	American Depositary Receipt
NYS	New York Shares
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $128,275)	2	$5,474

Europe 30 ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Banks	$3,410,570	13.0%
Beverages	1,324,788	5.0%
Electronics	694,961	2.6%
Food	642,230	2.4%
Iron/Steel	1,620,528	6.2%
Mining	2,750,358	10.5%
Miscellaneous Manufacturing	1,187,536	4.5%
Oil & Gas	5,059,496	19.2%
Pharmaceuticals	2,476,571	9.4%
Semiconductors	1,601,985	6.1%
Software	970,520	3.7%
Telecommunications	4,458,669	16.9%
Other**	127,189	0.5%

Total	$26,325,401	100.0%

See accompanying notes to the financial statements.

68 :: Europe 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Europe 30 ProFund invested in securities with exposure to the following countries as of January 31, 2011:

		% of
	Value	Net Assets

Belgium	$703,322	2.7%
Finland	751,429	2.9%
France	2,323,777	8.9%
Germany	2,158,056	8.2%
Ireland	527,174	2.0%
Italy	521,645	2.0%
Luxembourg	1,620,528	6.1%
Netherlands	3,263,110	12.4%
Norway	712,795	2.7%
Spain	2,179,456	8.3%
Sweden	836,534	3.2%
United Kingdom	10,600,386	40.1%
Other**	127,189	0.5%

Total	$26,325,401	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 69

Common Stocks (46.7%)
	Percentage
	of Net Assets	Shares		Value

3M Co. (Miscellaneous Manufacturing)	0.3%	2,128		$187,094
Abbott Laboratories (Pharmaceuticals)	0.3%	4,560		205,930
Amazon.com, Inc.* (Internet)	0.3%	1,064		180,497
Apple Computer, Inc.* (Computers)	1.2%	2,698		915,485
AT&T, Inc. (Telecommunications)	0.7%	17,518		482,095
Bank of America Corp. (Banks)	0.5%	29,868		410,088
Berkshire Hathaway, Inc.—Class B* (Insurance)	0.5%	5,130		419,378
Caterpillar, Inc. (Machinery-Construction & Mining)	0.3%	1,862		180,633
Chevron Corp. (Oil & Gas)	0.8%	5,966		566,352
Cisco Systems, Inc.* (Telecommunications)	0.5%	16,416		347,198
Citigroup, Inc.* (Diversified Financial Services)	0.5%	86,032		414,674
Coca-Cola Co. (Beverages)	0.6%	6,878		432,282
Comcast Corp.—Class A (Media)	0.3%	8,246		187,597
ConocoPhillips (Oil & Gas)	0.4%	4,370		312,280
Exxon Mobil Corp. (Oil & Gas)	1.6%	14,934		1,204,875
Ford Motor Co.* (Auto Manufacturers)	0.2%	11,096		176,981
General Electric Co. (Miscellaneous Manufacturing)	0.9%	31,540		635,216
Google, Inc.—Class A* (Internet)	0.6%	722		433,460
Hewlett-Packard Co. (Computers)	0.4%	6,726		307,311
Home Depot, Inc. (Retail)	0.2%	4,864		178,849
Intel Corp. (Semiconductors)	0.5%	16,530		354,734
International Business Machines Corp. (Computers)	0.8%	3,686		597,132
J.P. Morgan Chase & Co. (Diversified Financial Services)	0.7%	11,590		520,855
Johnson & Johnson (Healthcare-Products)	0.6%	8,132		486,050
Kraft Foods, Inc. (Food)	0.2%	5,168		157,986
McDonald’s Corp. (Retail)	0.3%	3,116		229,556
Merck & Co., Inc. (Pharmaceuticals)	0.4%	9,120		302,510
Microsoft Corp. (Software)	0.8%	22,306		618,434
Occidental Petroleum Corp. (Oil & Gas)	0.3%	2,394		231,452
Oracle Corp. (Software)	0.5%	11,476		367,576
PepsiCo, Inc. (Beverages)	0.4%	4,712		303,029
Pfizer, Inc. (Pharmaceuticals)	0.6%	23,712		432,033
Philip Morris International, Inc. (Commercial Services)	0.4%	5,358		306,692
Procter & Gamble Co. (Cosmetics/Personal Care)	0.7%	8,284		522,969
Qualcomm, Inc. (Telecommunications)	0.4%	4,788		259,174
Schlumberger, Ltd. (Oil & Gas Services)	0.5%	4,028		358,452
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.3%	1,520		248,702
United Parcel Service, Inc.—Class B (Transportation)	0.3%	2,926		209,560
United Technologies Corp. (Aerospace/Defense)	0.3%	2,736		222,437
Verizon Communications, Inc. (Telecommunications)	0.4%	8,360		297,783
Wal-Mart Stores, Inc. (Retail)	0.4%	5,814		325,991
Walt Disney Co. (Media)	0.3%	5,624		218,605
Wells Fargo & Co. (Banks)	0.7%	15,542		503,872
Other Common Stocks	24.8%	497,915		18,392,675

TOTAL COMMON STOCKS
(Cost $20,690,776)				34,646,534

Rights/Warrants(NM)
American International Group, Inc. (Diversified Financial Services)		—	(a)	3

TOTAL RIGHTS/WARRANTS
(Cost $3)				3

Repurchase Agreements (83.2%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $5,918,023 (Collateralized by $5,984,200 U.S. Treasury Notes, 1.00%, 9/30/11, total value $6,036,120)	$5,918,000	$5,918,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $18,152,076 (Collateralized by $18,586,000 of various U.S. Government Agency Obligations, 0.19%‡–2.56%, 8/8/11-9/7/17, total value $18,516,079)	18,152,000	18,152,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $35,519,168 (Collateralized by $33,929,000 of various U.S. Government Agency Obligations, 0.60%–5.05%, 5/24/12-1/26/15, total value $36,231,300)	35,519,000	35,519,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,219,009 (Collateralized by $2,275,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $2,272,137)	2,219,000	2,219,000

TOTAL REPURCHASE AGREEMENTS
(Cost $61,808,000)		61,808,000

TOTAL INVESTMENT SECURITIES
(Cost $82,498,779)—129.9%		96,454,537
Net other assets (liabilities)—(29.9)%		(22,173,115)

NET ASSETS—100.0%		$74,281,422

(a)	Amount is less than 0.50 a share.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $15,505,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2011.

See accompanying notes to the financial statements.

70 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $26,424,650)	412	$403,602

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$46,020,600	$(122,476)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	41,963,216	(312,496)

		$(434,972)

UltraBull ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Advertising	$54,661	0.1%
Aerospace/Defense	729,795	1.0%
Agriculture	390,545	0.5%
Airlines	26,117	NM
Apparel	183,670	0.3%
Auto Manufacturers	237,086	0.3%
Auto Parts & Equipment	85,894	0.1%
Banks	1,680,564	2.3%
Beverages	836,171	1.1%
Biotechnology	361,296	0.5%
Building Materials	30,345	NM
Chemicals	615,820	0.8%
Coal	103,713	0.1%
Commercial Services	671,343	0.9%
Computers	2,270,262	3.1%
Cosmetics/Personal Care	96,857	0.9%
Distribution/Wholesale	72,846	0.1%
Diversified Financial Services	,981,205	2.7%
Electric	1,064,774	1.4%
Electrical Components & Equipment	142,940	0.2%
Electronics	94,565	0.3%
Energy-Alternate Sources	23,496	NM
Engineering & Construction	56,330	0.1%
Entertainment	27,376	NM
Environmental Control	102,249	0.1%
Food	617,204	0.8%
Forest Products & Paper	109,135	0.2%
Gas	63,169	0.1%
Hand/Machine Tools	46,664	0.1%
Healthcare-Products	1,040,173	1.4%
Healthcare-Services	371,625	0.5%
Holding Companies-Diversified	18,536	NM
Home Builders	26,981	NM
Home Furnishings	27,725	NM
Household Products/Wares	145,921	0.2%
Housewares	6,825	NM
Insurance	1,353,168	1.8%
Internet	,019,982	1.4%
Iron/Steel	128,699	0.2%
Leisure Time	84,886	0.1%
Lodging	108,135	0.1%
Machinery-Construction & Mining	180,633	0.2%
Machinery-Diversified	227,201	0.3%
Media	1,021,109	1.4%
Metal Fabricate/Hardware	59,770	0.1%
Mining	287,811	0.4%
Miscellaneous Manufacturing	1,449,896	2.0%
Office/Business Equipment	58,346	0.1%
Oil & Gas	3,436,005	4.7%
Oil & Gas Services	731,679	1.0%
Packaging & Containers	55,555	0.1%
Pharmaceuticals	1,718,850	2.3%
Pipelines	131,202	0.2%
REIT	466,626	0.6%
Real Estate	19,394	NM
Retail	1,974,372	2.7%
Savings & Loans	17,107	NM
Semiconductors	883,712	1.2%
Software	1,525,616	2.1%
Telecommunications	1,875,573	2.5%
Textiles	10,663	NM
Toys/Games/Hobbies	43,626	0.1%
Transportation	653,040	0.9%
Other**	39,634,885	53.3%

Total	$74,281,422	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 71

Common Stocks (49.3%)
	Shares	Value

99 Cents Only Stores* (Retail)	1,206	$17,969
Aaron’s, Inc. (Home Furnishings)	1,809	34,715
ACI Worldwide, Inc.* (Software)	804	21,298
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,005	55,476
Acxiom Corp.* (Software)	2,010	34,632
ADTRAN, Inc. (Telecommunications)	1,608	66,137
Advance Auto Parts, Inc. (Retail)	2,211	141,371
Advent Software, Inc.* (Software)	804	23,766
Aecom Technology Corp.* (Engineering & Construction)	3,015	88,249
Aeropostale, Inc.* (Retail)	2,412	58,177
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,407	143,275
AGCO Corp.* (Machinery-Diversified)	2,412	122,288
AGL Resources, Inc. (Gas)	2,010	73,767
AirTran Holdings, Inc.* (Airlines)	3,417	25,252
Alaska Air Group, Inc.* (Airlines)	1,005	59,536
Albemarle Corp. (Chemicals)	2,412	135,458
Alberto-Culver Co. (Cosmetics/Personal Care)	2,211	82,360
Alexander & Baldwin, Inc. (Transportation)	1,005	40,321
Alexandria Real Estate Equities, Inc. (REIT)	1,407	108,395
Alliance Data Systems Corp.* (Commercial Services)	1,407	99,531
Alliant Energy Corp. (Electric)	2,814	104,568
Alliant Techsystems, Inc.* (Aerospace/ Defense)	804	60,911
Allscripts Healthcare Solutions, Inc.* (Software)	4,824	101,835
AMB Property Corp. (REIT)	4,221	141,615
American Eagle Outfitters, Inc. (Retail)	5,025	72,662
American Financial Group, Inc. (Insurance)	2,010	65,385
American Greetings Corp.—Class A (Household Products/Wares)	1,005	21,839
Ametek, Inc. (Electrical Components & Equipment)	4,221	172,132
AnnTaylor Stores Corp.* (Retail)	1,407	31,123
ANSYS, Inc.* (Software)	2,412	126,509
AOL, Inc.* (Internet)	2,814	66,185
Apollo Investment Corp. (Investment Companies)	5,025	59,270
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,809	86,941
Aqua America, Inc. (Water)	3,618	83,648
Arch Coal, Inc. (Coal)	4,221	144,569
Arrow Electronics, Inc.* (Electronics)	3,015	113,967
Arthur J. Gallagher & Co. (Insurance)	2,814	83,520
Ascena Retail Group, Inc.* (Retail)	1,809	49,042
Ashland, Inc. (Chemicals)	2,010	116,701
Aspen Insurance Holdings, Ltd. (Insurance)	2,010	60,401
Associated Banc-Corp (Banks)	4,422	61,820
Astoria Financial Corp. (Savings & Loans)	2,010	28,622
Atmel Corp.* (Semiconductors)	11,658	157,849
Atmos Energy Corp. (Gas)	2,412	78,631
Atwood Oceanics, Inc.* (Oil & Gas)	1,407	56,871
Avnet, Inc.* (Electronics)	3,819	136,033
Bally Technologies, Inc.* (Entertainment)	1,407	57,589
BancorpSouth, Inc. (Banks)	1,809	28,293
Bank of Hawaii Corp. (Banks)	1,206	56,525
Barnes & Noble, Inc. (Retail)	1,005	15,829
BE Aerospace, Inc.* (Aerospace/Defense)	2,613	101,097
Beckman Coulter, Inc. (Healthcare-Products)	1,809	130,266
Bill Barrett Corp.* (Oil & Gas)	1,206	49,422
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	402	43,770
BJ’s Wholesale Club, Inc.* (Retail)	1,407	61,824
Black Hills Corp. (Electric)	1,005	31,165
Bob Evans Farms, Inc. (Retail)	804	25,310
BorgWarner, Inc.* (Auto Parts & Equipment)	3,015	203,301
Boyd Gaming Corp.* (Lodging)	1,407	15,252
BRE Properties, Inc.—Class A (REIT)	1,608	71,797
Brinker International, Inc. (Retail)	2,412	56,754
Broadridge Financial Solutions, Inc. (Software)	3,216	73,614
Brown & Brown, Inc. (Insurance)	3,015	74,651
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	2,010	182,428
Cabot Corp. (Chemicals)	1,608	69,546
Cadence Design Systems, Inc.* (Computers)	6,834	59,319
Camden Property Trust (REIT)	1,809	100,273
Career Education Corp.* (Commercial Services)	1,608	36,084
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,608	60,638
Carpenter Technology Corp. (Iron/Steel)	1,206	49,627
Cathay Bancorp, Inc. (Banks)	2,010	34,793
Charles River Laboratories International, Inc.* (Biotechnology)	1,407	53,958
Cheesecake Factory, Inc.* (Retail)	1,608	47,452
Chico’s FAS, Inc. (Retail)	4,623	50,483
Chipotle Mexican Grill, Inc.—Class A* (Retail)	804	176,012
Church & Dwight, Inc. (Household Products/Wares)	1,809	124,477
Ciena Corp.* (Telecommunications)	2,412	53,136
Cimarex Energy Co. (Oil & Gas)	2,211	230,231
City National Corp. (Banks)	1,206	69,695
Clean Harbors, Inc.* (Environmental Control)	603	54,294
Cleco Corp. (Electric)	1,608	50,266
Collective Brands, Inc.* (Retail)	1,608	32,739
Commerce Bancshares, Inc. (Banks)	2,010	82,671
Commercial Metals Co. (Metal Fabricate/ Hardware)	3,015	50,411
Community Health Systems, Inc.* (Healthcare-Services)	2,412	84,709
Compass Minerals International, Inc. (Mining)	804	73,863
Comstock Resources, Inc.* (Oil & Gas)	1,206	33,406
Con-way, Inc. (Transportation)	1,407	47,866
Concur Technologies, Inc.* (Software)	1,206	61,542
Convergys Corp.* (Commercial Services)	3,216	45,796
Copart, Inc.* (Retail)	1,809	71,003
CoreLogic, Inc. (Commercial Services)	2,613	52,391
Corn Products International, Inc. (Food)	2,010	92,721
Corporate Office Properties Trust (REIT)	1,809	66,119
Corrections Corp. of America* (Commercial Services)	2,814	69,815
Cousins Properties, Inc. (REIT)	2,613	22,263
Covance, Inc.* (Healthcare-Services)	1,608	90,659
Crane Co. (Miscellaneous Manufacturing)	1,206	53,558
Cree Research, Inc.* (Semiconductors)	2,814	142,079
Cullen/Frost Bankers, Inc. (Banks)	1,608	92,910
Cytec Industries, Inc. (Chemicals)	1,206	65,775
Deckers Outdoor Corp.* (Apparel)	1,005	73,757
Deluxe Corp. (Commercial Services)	1,407	34,401
Dick’s Sporting Goods, Inc.* (Retail)	2,211	79,795
Diebold, Inc. (Computers)	1,608	49,301
Digital River, Inc.* (Internet)	1,005	31,899
Dollar Tree, Inc.* (Retail)	3,216	162,665
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,010	117,786
DPL, Inc. (Electric)	3,015	78,933
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,809	50,779
Dril-Quip, Inc.* (Oil & Gas Services)	804	62,004
DST Systems, Inc. (Computers)	1,005	47,798
Duke-Weeks Realty Corp. (REIT)	6,432	88,118
Dynegy, Inc.* (Electric)	2,613	16,436
East West Bancorp, Inc. (Banks)	3,819	82,910
Eastman Kodak Co.* (Miscellaneous Manufacturing)	6,834	25,012

See accompanying notes to the financial statements.

72 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks, continued
	Shares	Value

Eaton Vance Corp. (Diversified Financial Services)	3,015	$91,355
Edwards Lifesciences Corp.* (Healthcare-Products)	3,015	254,134
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,015	100,158
Energen Corp. (Gas)	1,809	101,123
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,809	131,587
Equinix, Inc.* (Internet)	1,206	106,635
Equity One, Inc. (REIT)	1,206	22,492
Essex Property Trust, Inc. (REIT)	804	93,264
Everest Re Group, Ltd. (Insurance)	1,407	118,582
Exterran Holdings, Inc.* (Oil & Gas Services)	1,608	39,894
FactSet Research Systems, Inc. (Computers)	1,206	121,565
Fair Isaac Corp. (Software)	1,005	25,507
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,216	57,245
Federal Realty Investment Trust (REIT)	1,608	129,331
Fidelity National Title Group, Inc.—Class A (Insurance)	5,829	78,400
First American Financial Corp. (Insurance)	2,613	40,528
First Niagara Financial Group, Inc. (Savings & Loans)	5,427	75,327
FirstMerit Corp. (Banks)	2,814	51,552
Flowers Foods, Inc. (Food)	2,010	50,712
Foot Locker, Inc. (Retail)	4,020	71,797
Forest Oil Corp.* (Oil & Gas)	2,814	109,183
Fossil, Inc.* (Household Products/Wares)	1,407	99,967
Frontier Oil Corp.* (Oil & Gas)	2,613	54,350
FTI Consulting, Inc.* (Commercial Services)	1,206	43,983
Fulton Financial Corp. (Banks)	5,025	51,858
Gardner Denver, Inc. (Machinery-Diversified)	1,407	101,501
Gartner Group, Inc.* (Commercial Services)	1,809	64,075
GATX Corp. (Trucking & Leasing)	1,206	40,100
Gen-Probe, Inc.* (Healthcare-Products)	1,206	75,845
Gentex Corp. (Electronics)	3,618	116,029
Global Payments, Inc. (Software)	2,010	94,952
Graco, Inc. (Machinery-Diversified)	1,608	68,308
Granite Construction, Inc. (Engineering & Construction)	804	20,775
Great Plains Energy, Inc. (Electric)	3,417	67,247
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,015	101,244
Greenhill & Co., Inc. (Diversified Financial Services)	603	41,860
Greif, Inc.—Class A (Packaging & Containers)	804	50,692
GUESS?, Inc. (Apparel)	1,608	68,790
Hanesbrands, Inc.* (Apparel)	2,412	55,524
Hanover Insurance Group, Inc. (Insurance)	1,206	57,044
Hansen Natural Corp.* (Beverages)	1,809	102,462
Harsco Corp. (Miscellaneous Manufacturing)	2,010	64,863
Harte-Hanks, Inc. (Advertising)	1,005	12,532
Hawaiian Electric Industries, Inc. (Electric)	2,412	60,059
HCC Insurance Holdings, Inc. (Insurance)	3,015	91,294
Health Management Associates, Inc.—Class A* (Healthcare-Services)	6,432	58,531
Health Net, Inc.* (Healthcare-Services)	2,412	68,814
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,613	32,401
Henry Schein, Inc.* (Healthcare-Products)	2,412	158,372
Herman Miller, Inc. (Office Furnishings)	1,407	33,951
Highwoods Properties, Inc. (REIT)	1,809	59,281
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,608	65,076
HNI Corp. (Office Furnishings)	1,206	36,590
Hologic, Inc.* (Healthcare-Products)	6,633	132,129
Hospitality Properties Trust (REIT)	3,216	79,982
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,608	98,474
IDACORP, Inc. (Electric)	1,206	45,068
IDEX Corp. (Machinery-Diversified)	2,010	79,717
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,407	100,882
Immucor, Inc.* (Healthcare-Products)	1,809	35,764
Informatica Corp.* (Software)	2,412	111,917
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	4,020	79,355
Integrated Device Technology, Inc.* (Semiconductors)	4,020	25,648
International Bancshares Corp. (Banks)	1,407	26,691
International Rectifier Corp.* (Semiconductors)	1,809	57,942
International Speedway Corp. (Entertainment)	804	23,260
Intersil Corp.—Class A (Semiconductors)	3,216	48,626
Intrepid Potash, Inc.* (Chemicals)	1,206	43,585
Itron, Inc.* (Electronics)	1,005	58,310
ITT Educational Services, Inc.* (Commercial Services)	603	39,702
J. Crew Group, Inc.* (Retail)	1,608	69,819
J.B. Hunt Transport Services, Inc. (Transportation)	2,211	90,651
Jack Henry & Associates, Inc. (Computers)	2,211	65,357
Jefferies Group, Inc. (Diversified Financial Services)	3,216	80,432
JetBlue Airways Corp.* (Airlines)	5,226	31,356
John Wiley & Sons, Inc. (Media)	1,206	55,416
Jones Lang LaSalle, Inc. (Real Estate)	1,005	89,083
Joy Global, Inc. (Machinery-Construction & Mining)	2,613	227,801
Kansas City Southern Industries, Inc.* (Transportation)	2,613	130,598
KB Home (Home Builders)	1,809	26,846
KBR, Inc. (Engineering & Construction)	3,819	122,590
Kennametal, Inc. (Hand/Machine Tools)	2,010	81,606
Kindred Healthcare, Inc.* (Healthcare-Services)	1,005	18,804
Kinetic Concepts, Inc.* (Healthcare-Products)	1,608	74,177
Kirby Corp.* (Transportation)	1,407	65,763
Korn/Ferry International* (Commercial Services)	1,206	28,220
Lam Research Corp.* (Semiconductors)	3,216	160,446
Lamar Advertising Co.* (Advertising)	1,407	51,834
Lancaster Colony Corp. (Miscellaneous Manufacturing)	402	22,339
Landstar System, Inc. (Transportation)	1,206	49,965
Lender Processing Services, Inc. (Diversified Financial Services)	2,412	76,557
Lennox International, Inc. (Building Materials)	1,206	59,263
Liberty Property Trust (REIT)	3,015	104,832
Life Time Fitness, Inc.* (Leisure Time)	1,005	40,079
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,407	49,526
Lincare Holdings, Inc. (Healthcare-Services)	2,412	65,245
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,005	68,059
LKQ Corp.* (Distribution/Wholesale)	3,618	87,411
Louisiana-Pacific Corp.* (Forest Products & Paper)	3,417	34,307
Lubrizol Corp. (Chemicals)	1,608	172,796
M.D.C. Holdings, Inc. (Home Builders)	1,005	31,065
Mack-Cali Realty Corp. (REIT)	2,010	70,390
Manpower, Inc. (Commercial Services)	2,010	129,786
ManTech International Corp.—Class A* (Software)	603	24,244
Martin Marietta Materials (Building Materials)	1,206	100,701
Masimo Corp. (Healthcare-Products)	1,608	48,200
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	804	28,494
MDU Resources Group, Inc. (Electric)	4,824	102,414
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,608	40,891
Mednax, Inc.* (Healthcare-Services)	1,206	79,777
Mentor Graphics Corp.* (Computers)	2,814	35,836

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 73

Common Stocks, continued
	Shares	Value

Mercury General Corp. (Insurance)	1,005	$42,662
Meredith Corp. (Media)	1,005	33,869
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	804	119,949
Micros Systems, Inc.* (Computers)	2,010	91,937
Mine Safety Appliances Co. (Environmental Control)	804	25,069
Minerals Technologies, Inc. (Chemicals)	402	25,334
Mohawk Industries, Inc.* (Textiles)	1,407	78,159
MSC Industrial Direct Co.—Class A (Retail)	1,206	71,673
MSCI, Inc.—Class A* (Software)	3,015	103,203
National Fuel Gas Co. (Pipelines)	2,010	137,363
National Instruments Corp. (Computers)	1,407	59,530
Nationwide Health Properties, Inc. (REIT)	3,216	120,761
Navigant Consulting Co.* (Commercial Services)	1,206	12,289
NCR Corp.* (Computers)	4,020	65,928
NeuStar, Inc.* (Telecommunications)	1,809	48,535
New York Community Bancorp (Savings & Loans)	11,256	206,210
NewAlliance Bancshares, Inc. (Savings & Loans)	2,613	39,064
NewMarket Corp. (Chemicals)	201	25,499
Nordson Corp. (Machinery-Diversified)	804	74,217
NSTAR (Electric)	2,613	113,352
NV Energy, Inc. (Electric)	6,030	86,651
NVR, Inc.* (Home Builders)	201	153,765
Oceaneering International, Inc.* (Oil & Gas Services)	1,407	108,663
Office Depot, Inc.* (Retail)	7,035	36,934
OGE Energy Corp. (Electric)	2,412	110,687
Old Republic International Corp. (Insurance)	6,432	78,663
Olin Corp. (Chemicals)	2,010	39,135
OMEGA Healthcare Investors, Inc. (REIT)	2,613	58,218
Omnicare, Inc. (Pharmaceuticals)	3,015	78,149
Oshkosh Truck Corp.* (Auto Manufacturers)	2,412	91,439
Overseas Shipholding Group, Inc. (Transportation)	603	20,044
Owens & Minor, Inc. (Distribution/Wholesale)	1,608	47,484
Packaging Corp. of America (Packaging & Containers)	2,613	73,817
PacWest Bancorp (Banks)	804	15,863
Panera Bread Co.—Class A* (Retail)	804	76,830
Parametric Technology Corp.* (Software)	3,015	67,023
Patriot Coal Corp.* (Coal)	2,010	52,602
Patterson-UTI Energy, Inc. (Oil & Gas)	4,020	93,827
Pentair, Inc. (Miscellaneous Manufacturing)	2,613	94,512
Perrigo Co. (Pharmaceuticals)	2,211	160,828
PetSmart, Inc. (Retail)	3,015	121,324
Pharmaceutical Product Development, Inc. (Commercial Services)	3,015	87,857
Phillips-Van Heusen Corp. (Apparel)	1,608	93,859
Plains Exploration & Production Co.* (Oil & Gas)	3,618	128,077
Plantronics, Inc. (Telecommunications)	1,206	42,692
PNM Resources, Inc. (Electric)	2,211	28,809
Polaris Industries, Inc. (Leisure Time)	804	61,844
Polycom, Inc.* (Telecommunications)	2,211	96,952
Potlatch Corp. (Forest Products & Paper)	1,005	37,336
Pride International, Inc.* (Oil & Gas)	4,422	143,715
Prosperity Bancshares, Inc. (Banks)	1,206	48,783
Protective Life Corp. (Insurance)	2,211	60,957
QLogic Corp.* (Semiconductors)	2,814	50,117
Quest Software, Inc.* (Software)	1,608	41,519
Questar Corp. (Pipelines)	4,422	77,075
Quicksilver Resources, Inc.* (Oil & Gas)	3,015	45,255
Rackspace Hosting, Inc.* (Internet)	2,412	80,826
Ralcorp Holdings, Inc.* (Food)	1,407	86,108
Raymond James Financial Corp. (Diversified Financial Services)	2,613	94,643
Rayonier, Inc. (Forest Products & Paper)	2,010	119,012
Realty Income Corp. (REIT)	3,015	105,404
Regal-Beloit Corp. (Hand/Machine Tools)	1,005	67,074
Regency Centers Corp. (REIT)	2,010	86,651
Regis Corp. (Retail)	1,407	23,581
Reinsurance Group of America, Inc. (Insurance)	1,809	104,126
Reliance Steel & Aluminum Co. (Iron/Steel)	2,010	105,103
Rent-A-Center, Inc. (Commercial Services)	1,608	47,822
ResMed, Inc.* (Healthcare-Products)	3,819	120,260
RF Micro Devices, Inc.* (Telecommunications)	7,035	47,275
Riverbed Technology, Inc.* (Computers)	3,819	136,988
Rock-Tenn Co.—Class A (Forest Products & Paper)	1,005	67,084
Rollins, Inc. (Commercial Services)	1,608	30,536
Rovi Corp.* (Semiconductors)	2,613	161,379
RPM, Inc. (Chemicals)	3,216	75,351
Ruddick Corp. (Food)	1,005	33,869
Saks, Inc.* (Retail)	4,221	49,470
Scholastic Corp. (Media)	603	17,927
Scientific Games Corp.—Class A* (Entertainment)	1,608	16,595
SEI Investments Co. (Software)	3,819	88,410
Semtech Corp.* (Semiconductors)	1,608	35,111
Senior Housing Properties Trust (REIT)	3,618	81,116
Sensient Technologies Corp. (Chemicals)	1,206	40,895
Service Corp. International (Commercial Services)	6,231	54,023
Shaw Group, Inc.* (Engineering & Construction)	2,211	83,509
Silgan Holdings, Inc. (Packaging & Containers)	1,206	45,020
Silicon Laboratories, Inc.* (Semiconductors)	1,206	53,643
Skyworks Solutions, Inc.* (Semiconductors)	4,623	146,873
SL Green Realty Corp. (REIT)	2,010	146,248
SM Energy Co. (Oil & Gas)	1,608	99,953
Smithfield Foods, Inc.* (Food)	4,221	84,040
Solera Holdings, Inc. (Software)	1,809	94,665
Sonoco Products Co. (Packaging & Containers)	2,613	92,892
Sotheby’s (Commercial Services)	1,809	72,903
Southern Union Co. (Gas)	3,216	85,932
SPX Corp. (Miscellaneous Manufacturing)	1,206	94,526
SRA International, Inc.—Class A* (Computers)	1,005	26,813
StanCorp Financial Group, Inc. (Insurance)	1,206	53,800
Steel Dynamics, Inc. (Iron/Steel)	5,628	102,430
STERIS Corp. (Healthcare-Products)	1,608	55,991
Strayer Education, Inc. (Commercial Services)	402	48,240
Superior Energy Services, Inc.* (Oil & Gas Services)	2,010	70,591
SVB Financial Group* (Banks)	1,005	52,732
Synopsys, Inc.* (Computers)	3,819	103,609
Synovus Financial Corp. (Banks)	20,100	53,064
Taubman Centers, Inc. (REIT)	1,407	73,656
TCF Financial Corp. (Banks)	3,216	48,047
Tech Data Corp.* (Distribution/Wholesale)	1,206	56,573
Techne Corp. (Healthcare-Products)	1,005	69,295
Teleflex, Inc. (Miscellaneous Manufacturing)	1,005	57,607
Telephone & Data Systems, Inc. (Telecommunications)	2,412	86,229
Temple-Inland, Inc. (Forest Products & Paper)	2,814	67,508
Terex Corp.* (Machinery-Construction & Mining)	2,814	91,258
The Brink’s Co. (Miscellaneous Manufacturing)	1,206	32,562
The Corporate Executive Board Co. (Commercial Services)	804	31,243
The Macerich Co. (REIT)	3,417	166,271
The New York Times Co.—Class A* (Media)	3,015	30,482
The Ryland Group, Inc. (Home Builders)	1,206	21,467
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,206	62,314

See accompanying notes to the financial statements.

74 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks, continued
	Shares	Value

The Timberland Co.—Class A* (Apparel)	1,005	$26,864
The Warnaco Group, Inc.* (Apparel)	1,206	61,602
Thomas & Betts Corp.* (Electronics)	1,407	72,306
Thor Industries, Inc. (Home Builders)	1,005	37,346
Thoratec Corp.* (Healthcare-Products)	1,407	33,191
Tibco Software, Inc.* (Internet)	4,221	92,778
Tidewater, Inc. (Oil & Gas Services)	1,407	83,702
Timken Co. (Metal Fabricate/Hardware)	2,010	94,510
Toll Brothers, Inc.* (Home Builders)	3,618	73,228
Tootsie Roll Industries, Inc. (Food)	603	16,679
Towers Watson & Co.—Class A (Commercial Services)	1,206	65,763
Tractor Supply Co. (Retail)	1,809	92,820
Transatlantic Holdings, Inc. (Insurance)	1,608	82,732
Trimble Navigation, Ltd.* (Electronics)	3,015	138,931
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,010	56,059
Trustmark Corp. (Banks)	1,407	33,754
Tupperware Corp. (Household Products/Wares)	1,608	73,566
tw telecom, Inc.* (Telecommunications)	3,819	65,496
UDR, Inc. (REIT)	4,623	108,548
UGI Corp. (Gas)	2,814	88,219
Under Armour, Inc.—Class A* (Retail)	804	48,127
Unit Corp.* (Oil & Gas)	1,005	51,456
United Rentals, Inc.* (Commercial Services)	1,608	42,853
United Therapeutics Corp.* (Pharmaceuticals)	1,206	81,984
Unitrin, Inc. (Insurance)	1,206	32,453
Universal Corp. (Agriculture)	603	22,848
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,412	101,545
URS Corp.* (Engineering & Construction)	2,211	98,279
Valley National Bancorp (Banks)	4,221	57,110
Valmont Industries, Inc. (Metal Fabricate/Hardware)	603	56,043
Valspar Corp. (Chemicals)	2,613	97,648
ValueClick, Inc.* (Internet)	2,010	28,160
VCA Antech, Inc.* (Pharmaceuticals)	2,211	50,676
Vectren Corp. (Gas)	2,010	53,245
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,226	203,239
Vishay Intertechnology, Inc.* (Electronics)	4,221	69,647
W.R. Berkley Corp. (Insurance)	3,015	85,174
Wabtec Corp. (Machinery-Diversified)	1,206	65,365
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,211	79,861
Washington Federal, Inc. (Savings & Loans)	2,814	48,654
Waste Connections, Inc. (Environmental Control)	3,015	87,345
Watsco, Inc. (Distribution/Wholesale)	804	50,427
Webster Financial Corp. (Banks)	1,608	36,791
Weingarten Realty Investors (REIT)	3,015	73,928
WellCare Health Plans, Inc.* (Healthcare-Services)	1,005	30,050
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	8,241	39,804
Werner Enterprises, Inc. (Transportation)	1,206	29,728
Westamerica Bancorp (Banks)	804	40,200
Westar Energy, Inc. (Electric)	2,814	71,757
WGL Holdings, Inc. (Gas)	1,407	50,736
Williams Sonoma, Inc. (Retail)	2,814	90,611
WMS Industries, Inc.* (Leisure Time)	1,407	59,024
Woodward, Inc. (Electronics)	1,608	54,230
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,407	26,733
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,407	54,732

TOTAL COMMON STOCKS
(Cost $18,398,586)		29,029,542

Repurchase Agreements (65.3%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $3,679,014 (Collateralized by $3,720,200 U.S. Treasury Notes, 1.00%, 9/30/11, total value $3,752,477)	$3,679,000	$3,679,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $11,288,047 (Collateralized by $11,571,000 of various U.S. Government Agency Obligations, 0.19%‡–5.38%, 7/18/11-9/7/17, total value $11,516,792)	11,288,000	11,288,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $22,084,104 (Collateralized by $23,441,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.60%–4.50%, 2/28/11-10/25/30, total value $22,529,244)	22,084,000	22,084,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,379,006 (Collateralized by $1,415,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $1,413,219)	1,379,000	1,379,000

TOTAL REPURCHASE AGREEMENTS
(Cost $38,430,000)		38,430,000

TOTAL INVESTMENT SECURITIES
(Cost $56,828,586)—114.6%		67,459,542
Net other assets (liabilities)—(14.6)%		(8,612,976)

NET ASSETS—100.0%		$58,846,566

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $12,933,000.
‡	Represents the effective yield or interest rate in effect at January 31, 2011.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 3/21/11 (Underlying notional amount at value $17,348,640)	188	$653,045

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$32,389,714	$(368,976)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	39,066,118	(420,216)

		$(789,192)

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 75

UltraMid-Cap ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Advertising	$64,366	0.1%
Aerospace/Defense	162,008	0.3%
Agriculture	22,848	NM
Airlines	116,144	0.2%
Apparel	380,396	0.6%
Auto Manufacturers	91,439	0.2%
Auto Parts & Equipment	203,301	0.3%
Banks	1,026,062	1.7%
Beverages	203,706	0.3%
Biotechnology	300,967	0.5%
Building Materials	159,964	0.3%
Chemicals	907,723	1.5%
Coal	197,171	0.3%
Commercial Services	1,137,313	1.9%
Computers	863,981	1.5%
Cosmetics/Personal Care	82,360	0.1%
Distribution/Wholesale	321,250	0.5%
Diversified Financial Services	607,983	1.0%
Electric	967,412	1.6%
Electrical Components & Equipment	522,142	0.9%
Electronics	759,453	1.3%
Engineering & Construction	413,402	0.7%
Entertainment	148,223	0.3%
Environmental Control	166,708	0.3%
Food	364,129	0.6%
Forest Products & Paper	325,247	0.6%
Gas	531,653	0.9%
Hand/Machine Tools	216,739	0.4%
Healthcare-Products	1,353,582	2.3%
Healthcare-Services	647,660	1.1%
Home Builders	343,717	0.6%
Home Furnishings	34,715	0.1%
Household Products/Wares	382,163	0.6%
Insurance	1,210,372	2.1%
Internet	406,483	0.7%
Investment Companies	59,270	0.1%
Iron/Steel	257,160	0.4%
Leisure Time	160,947	0.3%
Lodging	15,252	NM
Machinery-Construction & Mining	501,487	0.9%
Machinery-Diversified	566,128	1.0%
Media	137,694	0.2%
Metal Fabricate/Hardware	227,697	0.4%
Mining	73,863	0.1%
Miscellaneous Manufacturing	850,373	1.4%
Office Furnishings	70,541	0.1%
Oil & Gas	1,095,746	1.9%
Oil & Gas Services	397,255	0.7%
Packaging & Containers	262,421	0.4%
Pharmaceuticals	512,686	0.9%
Pipelines	214,438	0.4%
REIT	2,178,953	3.7%
Real Estate	89,083	0.2%
Retail	1,903,196	3.2%
Retail-Restaurants	39,804	0.1%
Savings & Loans	397,877	0.7%
Semiconductors	1,096,958	1.9%
Software	1,094,636	1.9%
Telecommunications	506,452	0.9%
Textiles	78,159	0.1%
Transportation	474,936	0.8%
Trucking & Leasing	40,100	0.1%
Water	83,648	0.1%
Other**	29,817,024	50.7%

Total	$58,846,566	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust.

See accompanying notes to the financial statements.

76 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks (20.0%)
	Percentage
	of Net Assets	Shares	Value

Acme Packet, Inc.* (Telecommunications)	0.1%	665	$35,764
ADTRAN, Inc. (Telecommunications)	0.1%	855	35,166
American Capital, Ltd.* (Investment Companies)	0.1%	4,845	39,584
AMERIGROUP Corp.* (Healthcare-Services)	0.1%	760	39,801
Apollo Investment Corp. (Investment Companies)	0.1%	3,135	36,977
Ariba, Inc.* (Internet)	0.1%	1,330	37,360
Berry Petroleum Co.—Class A (Oil & Gas)	0.1%	760	35,469
BioMed Realty Trust, Inc. (REIT)	0.1%	1,900	33,915
Brigham Exploration Co.* (Oil & Gas)	0.1%	1,615	47,820
CARBO Ceramics, Inc. (Oil & Gas Services)	0.1%	285	32,821
CBL & Associates Properties, Inc. (REIT)	0.1%	1,900	32,414
Clarcor, Inc. (Miscellaneous Manufacturing)	0.1%	760	32,817
Clean Harbors, Inc.* (Environmental Control)	0.1%	380	34,215
Complete Production Services, Inc.* (Oil & Gas Services)	0.1%	1,140	31,852
Dana Holding Corp.* (Auto Parts & Equipment)	0.1%	2,090	37,453
Deckers Outdoor Corp.* (Apparel)	0.1%	570	41,832
Dionex Corp.* (Electronics)	0.1%	285	33,624
Dril-Quip, Inc.* (Oil & Gas Services)	0.1%	475	36,632
Esterline Technologies Corp.* (Aerospace/Defense)	0.1%	475	33,810
Finisar Corp.* (Telecommunications)	0.1%	1,045	34,798
GrafTech International, Ltd.* (Electrical Components & Equipment)	0.1%	1,615	33,915
HEALTHSOUTH Corp.* (Healthcare-Services)	0.1%	1,425	32,233
Hecla Mining Co.* (Mining)	0.1%	3,705	33,345
InterDigital, Inc. (Telecommunications)	0.1%	665	32,020
Kilroy Realty Corp. (REIT)	0.1%	855	32,610
Nordson Corp. (Machinery- Diversified)	0.1%	475	43,847
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	950	33,521
Parametric Technology Corp.* (Software)	0.1%	1,615	35,901
ProAssurance Corp.* (Insurance)	0.1%	570	33,442
Rackspace Hosting, Inc.* (Internet)	0.1%	1,425	47,752
Riverbed Technology, Inc.* (Computers)	0.1%	1,805	64,745
Rock-Tenn Co.—Class A (Forest Products & Paper)	0.1%	570	38,047
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	0.1%	855	35,029
Solutia, Inc.* (Chemicals)	0.1%	1,710	40,048
Sotheby’s (Commercial Services)	0.1%	950	38,285
STERIS Corp. (Healthcare-Products)	0.1%	950	33,079
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	0.1%	855	35,337
The Warnaco Group, Inc.* (Apparel)	0.1%	665	33,968
Thompson Creek Metals Co., Inc.* (Mining)	0.1%	2,375	32,157
Tibco Software, Inc.* (Internet)	0.1%	2,470	54,291
VeriFone Systems, Inc.* (Software)	0.1%	1,235	49,326
W.R. Grace & Co.* (Chemicals)	0.1%	1,045	37,087
World Fuel Services Corp. (Retail)	0.1%	1,045	39,229
Other Common Stocks	15.7%	857,663	14,839,266

TOTAL COMMON STOCKS
(Cost $11,822,867)			16,452,604

Corporate Bonds(NM)
	Principal
	Amount	Value

GAMCO Investors, Inc., 0.00%, 12/31/15(a)	$900	$549

TOTAL CORPORATE BONDS
(Cost $900)		549

Repurchase Agreements (87.5%)
Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $6,883,027 (Collateralized by $6,959,900 U.S. Treasury Notes, 1.00%, 9/30/11, total value $7,020,285)	6,883,000	6,883,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $21,111,088 (Collateralized by $21,626,000 of various U.S. Government Agency Obligations, 0.19%‡–5.38%, 7/18/11-9/7/17, total value $21,535,041)	21,111,000	21,111,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $41,306,195 (Collateralized by $40,104,000 of various U.S. Government Agency Obligations, 0.60%–5.05%, 5/24/12-1/26/15, total value $42,138,019)	41,306,000	41,306,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,580,011 (Collateralized by $2,645,000 of various U.S. Government Agency Obligations, 0.25%–5.38%, 7/18/11-1/18/12, total value $2,641,805)	2,580,000	2,580,000

TOTAL REPURCHASE AGREEMENTS
(Cost $71,880,000)		71,880,000

TOTAL INVESTMENT SECURITIES
(Cost $83,703,767)—107.5%		88,333,153
Net other assets (liabilities)—(7.5)%		(6,143,514)

NET ASSETS—100.0%		$82,189,639

(a)	Zero-coupon security
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $21,250,000.
‡	Represents the effective yield or interest rate in effect at January 31, 2011.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 77

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Russell 2000 Mini Index Futures Contract expiring 3/21/11 (Underlying notional amount at value $18,700,800)	240	$354,900

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$66,025,780	$(1,112,664)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	64,268,862	(1,164,511)

		$(2,277,175)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2011:
		% of
	Value	Net Assets

Advertising	$8,293	NM
Aerospace/Defense	219,947	0.3%
Aerospace/Defense Equipment	27,103	NM
Agriculture	47,283	0.1%
Airlines	118,108	0.1%
Apparel	298,259	0.4%
Auto Manufacturers	20,318	NM
Auto Parts & Equipment	182,465	0.2%
Banks	886,466	1.1%
Beverages	22,225	NM
Biotechnology	304,449	0.4%
Building Materials	109,357	0.1%
Chemicals	405,176	0.5%
Coal	66,769	0.1%
Commercial Services	972,189	1.2%
Computers	407,783	0.5%
Cosmetics/Personal Care	9,724	NM
Distribution/Wholesale	157,439	0.2%
Diversified Financial Services	283,925	0.3%
Electric	258,143	0.3%
Electrical Components & Equipment	212,681	0.3%
Electronics	458,539	0.6%
Energy-Alternate Sources	9,021	NM
Engineering & Construction	99,389	0.1%
Entertainment	125,658	0.2%
Environmental Control	125,319	0.2%
Food	234,121	0.3%
Forest Products & Paper	178,678	0.2%
Gas	201,098	0.2%
Hand/Machine Tools	15,610	NM
Healthcare-Products	634,650	0.8%
Healthcare-Services	349,677	0.4%
Holding Companies–Diversified	14,757	NM
Home Builders	52,573	0.1%
Home Furnishings	56,148	0.1%
Household Products/Wares	77,210	0.1%
Housewares	17,965	NM
Insurance	545,743	0.7%
Internet	530,938	0.6%
Investment Companies	188,146	0.2%
Iron/Steel	7,335	NM
Leisure Time	105,418	0.1%
Lodging	51,913	0.1%
Machinery-Construction & Mining	8,579	NM
Machinery-Diversified	267,391	0.3%
Media	74,689	0.1%
Metal Fabricate/Hardware	137,072	0.2%
Mining	301,919	0.4%
Miscellaneous Manufacturing	396,852	0.5%
Office Furnishings	83,898	0.1%
Oil & Gas	579,549	0.7%
Oil & Gas Services	314,158	0.4%
Packaging & Containers	38,750	NM
Pharmaceuticals	447,981	0.5%
REIT	1,173,566	1.4%
Real Estate	17,069	NM
Retail	1,033,244	1.3%
Savings & Loans	160,615	0.2%
Semiconductors	532,910	0.6%
Software	634,458	0.8%
Storage/Warehousing	13,593	NM
Telecommunications	703,001	0.9%
Textiles	27,797	NM
Toys/Games/Hobbies	19,220	NM
Transportation	300,303	0.4%
Trucking & Leasing	35,391	NM
Water	52,591	0.1%
Other**	65,737,035	80.0%

Total	$82,189,639	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

78 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks (31.4%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,355	$382,892
Alcoa, Inc. (Mining)	4,355	72,162
American Express Co. (Diversified Financial Services)	4,355	188,920
AT&T, Inc. (Telecommunications)	4,355	119,850
Bank of America Corp. (Banks)	4,355	59,794
Boeing Co. (Aerospace/Defense)	4,355	302,586
Caterpillar, Inc. (Machinery-Construction & Mining)	4,355	422,479
Chevron Corp. (Oil & Gas)	4,355	413,420
Cisco Systems, Inc.* (Telecommunications)	4,355	92,108
Coca-Cola Co. (Beverages)	4,355	273,712
E.I. du Pont de Nemours & Co. (Chemicals)	4,355	220,711
Exxon Mobil Corp. (Oil & Gas)	4,355	351,362
General Electric Co. (Miscellaneous Manufacturing)	4,355	87,710
Hewlett-Packard Co. (Computers)	4,355	198,980
Home Depot, Inc. (Retail)	4,355	160,133
Intel Corp. (Semiconductors)	4,355	93,458
International Business Machines Corp. (Computers)	4,355	705,510
J.P. Morgan Chase & Co. (Diversified Financial Services)	4,355	195,714
Johnson & Johnson (Healthcare-Products)	4,355	260,298
Kraft Foods, Inc. (Food)	4,355	133,132
McDonald’s Corp. (Retail)	4,355	320,833
Merck & Co., Inc. (Pharmaceuticals)	4,355	144,455
Microsoft Corp. (Software)	4,355	120,742
Pfizer, Inc. (Pharmaceuticals)	4,355	79,348
Procter & Gamble Co. (Cosmetics/Personal Care)	4,355	274,931
The Travelers Cos., Inc. (Insurance)	4,355	245,012
United Technologies Corp. (Aerospace/Defense)	4,355	354,062
Verizon Communications, Inc. (Telecommunications)	4,355	155,125
Wal-Mart Stores, Inc. (Retail)	4,355	244,185
Walt Disney Co. (Media)	4,355	169,279

TOTAL COMMON STOCKS
(Cost $3,749,161)		6,842,903

Repurchase Agreements (53.1%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,106,004 (Collateralized by $1,118,500 U.S. Treasury Notes, 1.00%, 9/30/11, total value $1,128,204)	$1,106,000	$1,106,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $3,401,014 (Collateralized by $3,513,000 Federal Home Loan Mortgage Corp., 2.56%, 9/7/17, total value $3,471,190)	3,401,000	3,401,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price $6,647,031 (Collateralized by $6,779,000 of various U.S. Government Agency Obligations, 0.60%–1.00%, 5/24/12-3/3/14, total value $6,787,779)	6,647,000	6,647,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $414,002 (Collateralized by $430,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $429,459)	414,000	414,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,568,000)		11,568,000

TOTAL INVESTMENT SECURITIES
(Cost $15,317,161)—84.5%		18,410,903
Net other assets (liabilities)—15.5%		3,385,434

NET ASSETS—100.0%		$21,796,337

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $3,313,000.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini Dow Jones Futures Contract expiring 3/21/11 (Underlying notional amount at value $888,000)	15	$21,214

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based onthe Dow Jones Industrial Average	$22,888,093	$(124,223)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	12,920,942	(107,318)

		$(231,541)

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 79

UltraDow 30 ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Aerospace/Defense	$656,648	3.0%
Banks	59,794	0.3%
Beverages	273,712	1.3%
Chemicals	220,711	1.0%
Computers	904,490	4.1%
Cosmetics/Personal Care	274,931	1.3%
Diversified Financial Services	384,634	1.8%
Food	133,132	0.6%
Healthcare-Products	260,298	1.2%
Insurance	245,012	1.1%
Machinery-Construction & Mining	422,479	1.9%
Media	169,279	0.8%
Mining	72,162	0.3%
Miscellaneous Manufacturing	470,602	2.2%
Oil & Gas	764,782	3.5%
Pharmaceuticals	223,803	1.0%
Retail	725,151	3.3%
Semiconductors	93,458	0.4%
Software	120,742	0.6%
Telecommunications	367,083	1.7%
Other**	14,953,434	68.6%

Total	$21,796,337	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

80 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks (48.9%)
	Shares	Value

Activision Blizzard, Inc. (Software)	42,543	$480,310
Adobe Systems, Inc.* (Software)	19,723	651,845
Akamai Technologies, Inc.* (Internet)	7,172	346,551
Altera Corp. (Semiconductors)	17,441	655,258
Amazon.com, Inc.* (Internet)	11,736	1,990,895
Amgen, Inc.* (Biotechnology)	17,441	960,650
Apollo Group, Inc.—Class A* (Commercial Services)	5,868	242,172
Apple Computer, Inc.* (Computers)	50,693	17,201,149
Applied Materials, Inc. (Semiconductors)	27,384	429,655
Autodesk, Inc.* (Software)	9,291	377,958
Automatic Data Processing, Inc. (Software)	13,855	663,654
Baidu, Inc.ADR* (Internet)	10,921	1,186,348
Bed Bath & Beyond, Inc.* (Retail)	13,855	665,040
Biogen Idec, Inc.* (Biotechnology)	10,269	672,311
BMC Software, Inc.* (Software)	8,150	388,755
Broadcom Corp.—Class A (Semiconductors)	16,463	742,317
C.H. Robinson Worldwide, Inc. (Transportation)	6,520	502,627
CA, Inc. (Software)	19,397	461,649
Celgene Corp.* (Biotechnology)	18,419	949,131
Cephalon, Inc.* (Pharmaceuticals)	2,934	173,341
Cerner Corp.* (Software)	3,260	322,251
Check Point Software Technologies, Ltd.* (Internet)	8,150	363,082
Cintas Corp. (Textiles)	1,350	37,881
Cisco Systems, Inc.* (Telecommunications)	78,403	1,658,223
Citrix Systems, Inc.* (Software)	8,802	556,110
Cognizant Technology Solutions Corp.* (Computers)	11,736	856,141
Comcast Corp.—Class A (Media)	57,376	1,305,304
Costco Wholesale Corp. (Retail)	8,965	644,046
Ctrip.com International, Ltd.ADR* (Internet)	6,031	248,236
Dell, Inc.* (Computers)	28,362	373,244
DENTSPLY International, Inc. (Healthcare-Products)	5,379	190,847
DIRECTV—Class A* (Media)	23,961	1,015,707
DISH Network Corp.—Class A* (Media)	1,590	33,565
Dollar Tree, Inc.* (Retail)	5,216	263,825
eBay, Inc.* (Internet)	38,468	1,167,888
Electronic Arts, Inc.* (Software)	13,203	205,835
Expedia, Inc. (Internet)	10,758	270,671
Expeditors International of Washington, Inc. (Transportation)	8,313	421,220
Express Scripts, Inc.* (Pharmaceuticals)	18,582	1,046,724
F5 Networks, Inc.* (Internet)	3,097	335,653
Fastenal Co. (Distribution/Wholesale)	5,542	321,769
First Solar, Inc.* (Energy-Alternate Sources)	2,934	453,538
Fiserv, Inc.* (Software)	7,335	453,083
Flextronics International, Ltd.* (Electronics)	32,926	263,079
FLIR Systems, Inc.* (Electronics)	6,520	202,381
Foster Wheeler AG* (Engineering & Construction)	990	36,442
Garmin, Ltd. (Electronics)	7,172	221,113
Genzyme Corp.* (Biotechnology)	12,877	944,528
Gilead Sciences, Inc.* (Pharmaceuticals)	31,622	1,213,652
Google, Inc.—Class A* (Internet)	6,031	3,620,771
Henry Schein, Inc.* (Healthcare-Products)	3,586	235,457
Hologic, Inc.* (Healthcare-Products)	2,010	40,039
Illumina, Inc.* (Biotechnology)	4,890	339,073
Infosys Technologies, Ltd.ADR (Software)	4,401	297,992
Intel Corp. (Semiconductors)	77,262	1,658,043
Intuit, Inc.* (Software)	15,648	734,361
Intuitive Surgical, Inc.* (Healthcare-Products)	1,630	526,343
J.B. Hunt Transport Services, Inc. (Transportation)	900	36,900
Joy Global, Inc. (Machinery-Construction & Mining)	4,075	355,259
KLA-Tencor Corp. (Semiconductors)	7,987	352,067
Lam Research Corp.* (Semiconductors)	5,053	252,094
Liberty Media Holding Corp.-Interactive Series A* (Internet)	21,679	343,395
Life Technologies Corp.* (Biotechnology)	7,498	407,066
Linear Technology Corp. (Semiconductors)	11,899	413,966
Logitech International S.A.GRS* (Computers)	1,260	23,612
Marvell Technology Group, Ltd.* (Semiconductors)	24,613	467,893
Mattel, Inc. (Toys/Games/Hobbies)	16,300	385,984
Maxim Integrated Products, Inc. (Semiconductors)	11,573	298,815
Microchip Technology, Inc. (Semiconductors)	6,194	225,895
Micron Technology, Inc.* (Semiconductors)	40,424	426,069
Microsoft Corp. (Software)	116,545	3,231,210
Millicom International Cellular S.A. (Telecommunications)	4,075	379,994
Mylan Laboratories, Inc.* (Pharmaceuticals)	17,441	403,934
NetApp, Inc.* (Computers)	14,833	811,810
Netflix, Inc.* (Internet)	1,956	418,740
News Corp.—Class A (Media)	56,561	849,546
NII Holdings, Inc.—Class B* (Telecommunications)	6,520	273,710
NVIDIA Corp.* (Semiconductors)	22,331	534,158
O’Reilly Automotive, Inc.* (Retail)	5,542	314,952
Oracle Corp. (Software)	82,967	2,657,433
PACCAR, Inc. (Auto Manufacturers)	16,137	911,579
Patterson Cos., Inc. (Healthcare-Products)	870	28,762
Paychex, Inc. (Commercial Services)	13,529	432,928
Priceline.com, Inc.* (Internet)	2,119	908,034
QIAGEN N.V.* (Biotechnology)	9,291	171,419
Qualcomm, Inc. (Telecommunications)	77,262	4,182,192
Research In Motion, Ltd.* (Computers)	20,701	1,223,636
Ross Stores, Inc. (Retail)	4,890	318,828
SanDisk Corp.* (Computers)	9,454	428,928
Seagate Technology LLC* (Computers)	18,582	260,148
Sears Holdings Corp.* (Retail)	4,564	343,989
Sigma-Aldrich Corp. (Chemicals)	4,564	290,499
Staples, Inc. (Retail)	19,234	429,111
Starbucks Corp. (Retail)	40,750	1,284,847
Stericycle, Inc.* (Environmental Control)	3,586	281,465
Symantec Corp.* (Internet)	32,111	565,475
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	28,688	1,567,799
Urban Outfitters, Inc.* (Retail)	6,357	214,994
VeriSign, Inc. (Internet)	6,357	213,913
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,476	329,632
Virgin Media, Inc. (Telecommunications)	13,040	328,086
Vodafone Group PLCADR (Telecommunications)	28,851	818,214
Warner Chilcott PLC—Class A (Pharmaceuticals)	9,943	238,533
Whole Foods Market, Inc. (Food)	7,172	370,864
Wynn Resorts, Ltd. (Lodging)	5,379	625,739
Xilinx, Inc. (Semiconductors)	13,529	435,634
Yahoo!, Inc.* (Internet)	24,776	399,389

TOTAL COMMON STOCKS
(Cost $29,949,991)		84,088,872

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 81

Repurchase Agreements (44.3%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $7,292,028 (Collateralized by $7,373,500 U.S. Treasury Notes, 1.00%, 9/30/11, total value $7,437,474)	$7,292,000	$7,292,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $22,368,093 (Collateralized by $22,877,000 of various U.S. Government Agency Obligations, 0.19%‡–5.38%, 7/18/11-9/7/17, total value $22,816,705)	22,368,000	22,368,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $43,765,207 (Collateralized by $43,204,000 of various U.S. Government Agency Obligations, 1.00%–5.05%, 4/9/13-10/25/30, total value $44,646,674)	43,765,000	43,765,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,733,011 (Collateralized by $2,795,000 of various U.S. Government Agency Obligations, 0.25%–5.38%, 7/18/11-1/18/12, total value $2,791,616)	2,733,000	2,733,000

TOTAL REPURCHASE AGREEMENTS
(Cost $76,158,000)		76,158,000

TOTAL INVESTMENT SECURITIES
(Cost $106,107,991)—93.2%		160,246,872
Net other assets (liabilities)—6.8%		11,697,618

NET ASSETS—100.0%		$171,944,490

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $33,758,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2011.
ADR	American Depositary Receipt
GRS	Global Registered Shares

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/21/11 (Underlying notional amount at value $27,040,800)	593	$444,310

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$118,708,029	$(2,033,105)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	113,481,505	(2,397,739)

		$(4,430,844)

UltraNASDAQ-100 ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Auto Manufacturers	$911,579	0.5%
Biotechnology	4,773,810	2.8%
Chemicals	290,499	0.2%
Commercial Services	675,100	0.4%
Computers	21,178,668	12.3%
Distribution/Wholesale	321,769	0.2%
Electronics	686,573	0.4%
Energy-Alternate Sources	453,538	0.3%
Engineering & Construction	36,442	NM
Environmental Control	281,465	0.2%
Food	370,864	0.2%
Healthcare-Products	1,021,448	0.6%
Internet	12,379,041	7.2%
Lodging	625,739	0.4%
Machinery-Construction & Mining	355,259	0.2%
Media	3,204,122	1.9%
Pharmaceuticals	4,643,983	2.7%
Retail	4,479,632	2.6%
Semiconductors	6,891,864	4.0%
Software	11,482,446	6.7%
Telecommunications	7,640,419	4.4%
Textiles	37,881	NM
Toys/Games/Hobbies	385,984	0.2%
Transportation	960,747	0.5%
Other**	87,855,618	51.1%

Total	$171,944,490	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

82 :: UltraInternational ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Repurchase Agreements (103.7%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $4,053,016 (Collateralized by $4,098,300 U.S. Treasury Notes, 1.00%, 9/30/11, total value $4,133,857)	$4,053,000	$4,053,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $12,430,052 (Collateralized by $12,731,000 of various U.S. Government Agency Obligations, 0.19%‡–2.56%, 8/8/11-9/7/17, total value $12,679,395)	12,430,000	12,430,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $24,319,115 (Collateralized by $25,043,000 of various U.S. Government Agency Obligations, 0.60%–1.00%, 5/24/12-8/22/14, total value $24,809,975)	24,319,000	24,319,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,519,006 (Collateralized by $1,560,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $1,558,037)	1,519,000	1,519,000

TOTAL REPURCHASE AGREEMENTS
(Cost $42,321,000)		42,321,000

TOTAL INVESTMENT SECURITIES
(Cost $42,321,000)—103.7%		42,321,000
Net other assets (liabilities)—(3.7)%		(1,491,862)

NET ASSETS—100.0%		$40,829,138

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $11,740,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2011.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 3/21/11 (Underlying notional amount at value $4,568,670)	54	$185,571

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$40,359,109	$(588,885)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	36,767,754	(524,273)

		$(1,113,158)

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 83

Common Stocks (61.3%)
	Shares	Value

America Movil S.A.B. de C.V.ADR (Telecommunications)	40,512	$2,308,779
AngloGold Ashanti, Ltd.ADR (Mining)	15,614	672,027
AU Optronics Corp.ADR* (Electronics)	32,494	311,942
Baidu, Inc.ADR* (Internet)	5,486	595,944
Banco Bradesco S.A.ADR (Banks)	78,492	1,485,069
Banco Santander Brasil S.A.ADR (Banks)	22,788	264,341
BRF-Brazil Foods S.A.ADR (Food)	27,430	456,710
Cemex S.A.B. de C.V.ADR* (Building Materials)	40,090	379,652
China Life Insurance Co., Ltd.ADR (Insurance)	18,990	1,106,927
China Mobile, Ltd.ADR (Telecommunications)	34,182	1,679,704
China Petroleum and Chemical Corp.ADR (Oil & Gas)	6,752	744,205
China Telecom Corp., Ltd.ADR (Telecommunications)	5,486	324,113
China Unicom, Ltd.ADR (Telecommunications)	51,906	854,373
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	15,614	466,390
CNOOC, Ltd.ADR (Oil & Gas)	6,330	1,409,438
Companhia de Bebidas das AmericasADR (AmBev) (Beverages)	31,650	845,055
Companhia Energetica de Minas GeraisADR (CEMIG) (Electric)	15,614	257,943
Companhia Siderurgica Nacional S.A.ADR (CSN) (Iron/Steel)	32,072	547,148
Companhia Vale Do Rio DoceADR (Mining)	53,594	1,866,679
Compania de Minas Buenaventura S.A.ADR (Mining)	6,330	259,530
Ctrip.com International, Ltd.ADR* (Internet)	5,908	243,173
Ecopetrol S.A.ADR (Oil & Gas)	8,440	360,726
Empresa Nacional de Electricidad S.A.ADR (Endesa-Chile) (Electric)	4,642	242,312
Enersis S.A.ADR (Electric)	10,550	219,018
Fomento Economico Mexicanom, S.A.B. de C.V.ADR (FEMSA) (Beverages)	8,862	470,306
Gerdau S.A.ADR (Iron/Steel)	27,008	357,856
Gold Fields, Ltd.ADR (Mining)	26,586	421,920
Grupo Televisa S.A.ADR* (Media)	22,788	548,279
HDFC Bank, Ltd.ADR (Banks)	4,642	670,351
ICICI Bank, Ltd.ADR (Banks)	17,302	749,869
Infosys Technologies, Ltd.ADR (Software)	23,210	1,571,549
Itau Unibanco Holding S.A.ADR (Banks)	83,978	1,805,527
KB Financial Group, Inc.ADR* (Banks)	15,614	813,021
Korea Electric Power Corp.ADR* (Electric)	21,522	273,975
LG. Philips LCD Co., Ltd.ADR* (Electronics)	18,146	307,575
Mobile TeleSystemsADR (Telecommunications)	19,412	370,963
PetroChina Co., Ltd.ADR (Oil & Gas)	8,440	1,175,439
Petroleo Brasileiro S.A.ADR (Oil & Gas)	67,520	2,480,010
POSCOADR (Iron/Steel)	10,972	1,120,680
PT Telekomunikasi IndonesiaADR (Telecommunications)	10,128	340,503
Sasol, Ltd.ADR (Oil & Gas Services)	18,990	927,282
Shinhan Financial Group Co., Ltd.ADR* (Diversified Financial Services)	9,284	828,226
SK Telecom Co., Ltd.ADR (Telecommunications)	13,082	226,319
Sterlite Industries (India), Ltd.ADR (Mining)	15,192	219,524
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	181,460	2,371,682
Tata Motors, Ltd.ADR (Auto Manufacturers)	13,504	327,607
Wipro, Ltd.ADR (Computers)	18,568	244,726
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	8,018	233,965

TOTAL COMMON STOCKS
(Cost $27,901,640)		36,758,352

Preferred Stocks (9.1%)

Petroleo Brasileiro S.A.ADR (Oil & Gas)	87,354	2,904,521
Vale S.A.ADR (Mining)	83,134	2,575,491

TOTAL PREFERRED STOCKS
(Cost $4,235,751)		5,480,012

Repurchase Agreements (27.7%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,592,006 (Collateralized by $1,609,900 U.S. Treasury Notes, 1.00%, 9/30/11, total value $1,623,868)	$1,592,000	$1,592,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $4,888,020 (Collateralized by $5,047,000 Federal Home Loan Mortgage Corp., 2.56%, 9/7/17, total value $4,986,933)	4,888,000	4,888,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $9,560,045 (Collateralized by $9,745,000 of various Federal Farm Credit Bank Securities, 0.60%–0.95%, 5/24/12-5/3/13, total value $9,753,253)	9,560,000	9,560,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $597,002 (Collateralized by $615,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $614,226)	597,000	597,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,637,000)		16,637,000

TOTAL INVESTMENT SECURITIES
(Cost $48,774,391)—98.1%		58,875,364
Net other assets (liabilities)—1.9%		1,143,617

NET ASSETS—100.0%		$60,018,981

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $10,675,000.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

84 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$56,922,935	$(695,599)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	20,824,625	(267,614)

		$(963,213)

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2011:
		% of
	Value	Net Assets

Auto Manufacturers	$327,607	0.6%
Banks	5,788,178	9.6%
Beverages	1,315,361	2.2%
Building Materials	379,652	0.6%
Coal	233,965	0.4%
Computers	244,726	0.4%
Diversified Financial Services	828,226	1.4%
Electric	993,248	1.7%
Electronics	619,517	1.0%
Food	456,710	0.8%
Insurance	1,106,927	1.8%
Internet	839,117	1.4%
Iron/Steel	2,025,684	3.4%
Media	548,279	0.9%
Mining	6,015,171	10.0%
Oil & Gas	9,074,339	15.1%
Oil & Gas Services	927,282	1.5%
Semiconductors	2,371,682	4.0%
Software	1,571,549	2.6%
Telecommunications	6,571,144	11.0%
Other**	17,780,617	29.6%

Total	$60,018,981	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of January 31, 2011:

		% of
	Value	Net Assets

Brazil	$15,846,350	26.3%
Chile	461,330	0.8%
China	8,367,281	13.9%
Colombia	360,726	0.6%
India	3,783,626	6.3%
Indonesia	340,503	0.6%
Mexico	3,707,016	6.2%
Peru	259,530	0.4%
Russia	370,963	0.6%
South Africa	2,021,229	3.3%
South Korea	3,569,796	6.1%
Taiwan	3,150,014	5.3%
Other**	17,780,617	29.6%

Total	$60,018,981	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 85

Common Stocks (56.6%)
	Shares	Value

America Movil S.A.B. de C.V.ADR (Telecommunications)	20,790	$1,184,822
Banco Bradesco S.A.ADR (Banks)	72,198	1,365,986
Banco Santander Brasil S.A.ADR (Banks)	72,198	837,497
Banco Santander Chile S.A.ADR (Banks)	5,292	449,185
Bancolombia S.A.ADR (Banks)	9,450	552,258
BRF-Brazil Foods S.A.ADR (Food)	88,074	1,466,432
Cemex S.A.B. de C.V.ADR* (Building Materials)	36,666	347,227
Centrais Eletricas Brasileiras S.A.ADR (Electric)	25,704	350,346
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	17,955	685,163
Companhia de Bebidas das AmericasADR (AmBev) (Beverages)	58,590	1,564,353
Companhia Energetica de Minas GeraisADR (CEMIG) (Electric)	35,910	593,233
Companhia Siderurgica Nacional S.A.ADR (CSN) (Iron/Steel)	67,662	1,154,314
Companhia Vale Do Rio DoceADR (Mining)	79,569	2,771,388
Compania de Minas Buenaventura S.A.ADR (Mining)	17,010	697,410
Ecopetrol S.A.ADR (Oil & Gas)	20,601	880,487
Embraer SAADR (Aerospace/Defense)	11,151	367,983
Empresa Nacional de Electricidad S.A.ADR (Endesa-Chile) (Electric)	10,584	552,485
Enersis S.A.ADR (Electric)	25,137	521,844
Fibria Celulose S.A.ADR* (Forest Products & Paper)	20,223	309,614
Fomento Economico Mexicanom, S.A.B. de C.V.ADR (FEMSA) (Beverages)	17,577	932,811
Gafisa S.A.ADR (Home Builders)	25,515	319,448
Gerdau S.A.ADR (Iron/Steel)	55,377	733,745
Grupo Televisa S.A.ADR* (Media)	41,769	1,004,962
Itau Unibanco Holding S.A.ADR (Banks)	99,414	2,137,401
Lan Airlines S.A.ADR (Airlines)	17,577	493,035
Petroleo Brasileiro S.A.ADR (Oil & Gas)	75,978	2,790,672
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	9,639	515,494
Tele Norte Leste Participacoes S.A.ADR (Telecommunications)	25,893	409,627
Telefonos de Mexico S.A.B. de C.V.ADR (Telecommunications)	19,656	340,245
Ultrapar Participacoes S.A.ADR (Gas)	9,828	623,390
Vivo Participacoes S.A.ADR (Telecommunications)	22,680	772,027

TOTAL COMMON STOCKS
(Cost $15,992,991)		27,724,884

Preferred Stocks (15.8%)
Centrais Eletricas Brasileiras S.A.—Class BADR (Electric)	17,388	286,207
Companhia Paranaense De Energia-CopelADR (Electric)	13,230	338,556
Petroleo Brasileiro S.A.ADR (Oil & Gas)	98,280	3,267,810
Vale S.A.ADR (Mining)	123,228	3,817,603

TOTAL PREFERRED STOCKS
(Cost $4,685,623)		7,710,176

Repurchase Agreements (28.7%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,346,005 (Collateralized by $1,361,200 U.S. Treasury Notes, 1.00%, 9/30/11, total value $1,373,010)	$1,346,000	$1,346,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $4,135,017 (Collateralized by $4,271,000 Federal Home Loan Mortgage Corp., 2.56%, 9/7/17, total value $4,220,168)	4,135,000	4,135,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $8,085,038 (Collateralized by $8,244,000 of various Federal Farm Credit Bank Securities, 0.60%–0.95%, 5/24/12-5/3/13, total value $8,247,875)	8,085,000	8,085,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $505,002 (Collateralized by $520,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $519,346)	505,000	505,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,071,000)		14,071,000

TOTAL INVESTMENT SECURITIES
(Cost $34,749,614)—101.1%		49,506,060
Net other assets (liabilities)—(1.1)%		(542,065)

NET ASSETS—100.0%		$48,963,995

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $9,724,000.
ADR	American Depositary Receipt

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$22,893,107	$(155,223)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	39,607,537	(360,011)

		$(515,234)

See accompanying notes to the financial statements.

86 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

UltraLatin America ProFund invested in the following industries as of January 31, 2011:
		% of
	Value	Net Assets

Aerospace/Defense	$367,983	0.7%
Airlines	493,035	1.0%
Banks	5,342,327	10.9%
Beverages	2,497,164	5.1%
Building Materials	347,227	0.7%
Chemicals	515,494	1.1%
Electric	2,642,671	5.4%
Food	2,151,595	4.4%
Forest Products & Paper	309,614	0.6%
Gas	623,390	1.3%
Home Builders	319,448	0.6%
Iron/Steel	1,888,059	3.9%
Media	1,004,962	2.1%
Mining	7,286,401	14.9%
Oil & Gas	6,938,969	14.2%
Telecommunications	2,706,721	5.5%
Other**	13,528,935	27.6%

Total	$48,963,995	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of January 31, 2011:
		% of
	Value	Net Assets

Brazil	$26,962,795	55.1%
Chile	2,532,043	5.2%
Colombia	1,432,745	2.9%
Mexico	3,810,067	7.8%
Peru	697,410	1.4%
Other**	13,528,935	27.6%

Total	$48,963,995	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: UltraChina ProFund :: 87

Common Stocks (73.2%)
	Shares	Value

51job, Inc.ADR* (Commercial Services)	3,608	$194,868
7 Days Group Holdings, Ltd.ADR* (Lodging)	7,544	137,301
Aluminum Corp. of China, Ltd.ADR* (Mining)	24,436	604,791
Baidu, Inc.ADR* (Internet)	10,168	1,104,550
Camelot Information Systems, Inc.ADR* (Computers)	6,888	154,291
Changyou.com, Ltd.ADR* (Software)	4,756	163,464
China Digital TV Holding Co., Ltd.ADR (Electronics)	20,008	134,254
China Eastern Airlines Corp., Ltd.ADR* (Airlines)	11,152	263,187
China Life Insurance Co., Ltd.ADR (Insurance)	25,256	1,472,172
China Medical Technologies, Inc.ADR* (Healthcare-Products)	12,136	149,030
China Ming Yang Wind Power Group, Ltd.ADR* (Electrical Components & Equipment)	13,120	121,098
China Mobile, Ltd.ADR (Telecommunications)	38,540	1,893,856
China Petroleum and Chemical Corp.ADR (Oil & Gas)	12,464	1,373,782
China Southern Airlines Co., Ltd.ADR* (Airlines)	9,348	239,215
China Telecom Corp., Ltd.ADR (Telecommunications)	15,580	920,466
China Unicom, Ltd.ADR (Telecommunications)	89,052	1,465,796
City TelecomADR (H.K.), Ltd. (Telecommunications)	9,512	133,073
CNinsure, Inc.ADR (Insurance)	11,972	201,968
CNOOC, Ltd.ADR (Oil & Gas)	7,544	1,679,747
Ctrip.com International, Ltd.ADR* (Internet)	17,056	702,025
E-House China Holdings, Ltd.ADR (Real Estate)	16,892	242,231
Focus Media Holding, Ltd.ADR* (Advertising)	18,368	457,547
Giant Interactive Group, Inc.ADR (Internet)	34,112	237,419
Guangshen Railway Co., Ltd.ADR (Transportation)	10,168	207,631
Home Inns & Hotels Management, Inc.ADR* (Lodging)	6,560	221,269
Huaneng Power International, Inc.ADR (Electric)	16,728	374,373
JA Solar Holdings Co., Ltd.ADR* (Energy-Alternate Sources)	36,736	253,478
LDK Solar Co., Ltd.ADR* (Energy-Alternate Sources)	20,008	250,300
Longtop Financial Technologies, Ltd.ADR* (Software)	8,692	285,967
Melco Crown Entertainment, Ltd.ADR* (Lodging)	48,380	375,429
Mindray Medical International, Ltd.ADR (Healthcare-Products)	16,400	429,024
Netease.com, Inc.ADR* (Internet)	12,792	516,029
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	4,920	485,407
Perfect World Co., Ltd.ADR* (Internet)	11,152	258,949
PetroChina Co., Ltd.ADR (Oil & Gas)	11,972	1,667,340
Renesola, Ltd.ADR* (Semiconductors)	21,648	228,819
Semiconductor Manufacturing International Corp.ADR* (Semiconductors)	90,200	348,172
Shanda Games, Ltd.ADR* (Software)	30,832	184,067
Shanda Interactive Entertainment, Ltd.ADR* (Internet)	7,708	307,164
Simcere Pharmaceutical GroupADR* (Pharmaceuticals)	11,972	153,481
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	6,068	368,874
Spreadtrum Communications, Inc.ADR* (Electronics)	12,792	275,028
Suntech Power Holdings Co., Ltd.ADR* (Energy-Alternate Sources)	34,276	291,003
Trina Solar, Ltd.ADR* (Energy-Alternate Sources)	15,580	406,171
VanceInfo Technologies, Inc.ADR* (Computers)	9,840	343,416
WuXi PharmaTech Cayman, Inc.ADR* (Biotechnology)	17,220	293,773
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	24,272	708,257
Yingli Green Energy Holding Co., Ltd.ADR* (Energy-Alternate Sources)	26,076	301,960

TOTAL COMMON STOCKS
(Cost $17,333,025)		23,581,512

Repurchase Agreements (42.3%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,305,005 (Collateralized by $1,319,700 U.S. Treasury Notes, 1.00%, 9/30/11, total value $1,331,150)	$1,305,000	$1,305,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $4,009,017 (Collateralized by $4,140,000 Federal Home Loan Mortgage Corp., 2.56%, 9/7/17, total value $4,090,728)	4,009,000	4,009,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $7,835,037 (Collateralized by $7,990,000 of various Federal Farm Credit Bank Securities, 0.60%–0.95%, 5/24/12-5/3/13, total value $7,993,442)	7,835,000	7,835,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $488,002 (Collateralized by $510,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $509,358)	488,000	488,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,637,000)		13,637,000

TOTAL INVESTMENT SECURITIES
(Cost $30,970,025)—115.5%		37,218,512
Net other assets (liabilities)—(15.5)%		(5,003,118)

NET ASSETS—100.0%		$32,215,394

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $7,184,000.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

88 :: UltraChina ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$17,948,525	$(224,526)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	22,923,301	(249,661)

		$(474,187)

UltraChina ProFund invested in the following industries as of January 31, 2011:
		% of
	Value	Net Assets

Advertising	$457,547	1.4%
Airlines	502,402	1.6%
Biotechnology	293,773	0.9%
Chemicals	368,874	1.1%
Coal	708,257	2.2%
Commercial Services	680,275	2.1%
Computers	497,707	1.5%
Electric	374,373	1.2%
Electrical Components & Equipment	121,098	0.4%
Electronics	409,282	1.3%
Energy-Alternate Sources	1,502,912	4.7%
Healthcare-Products	578,054	1.8%
Insurance	1,674,140	5.2%
Internet	3,126,136	9.7%
Lodging	733,999	2.3%
Mining	604,791	1.9%
Oil & Gas	4,720,869	14.6%
Pharmaceuticals	153,481	0.5%
Real Estate	242,231	0.7%
Semiconductors	576,991	1.8%
Software	633,498	2.0%
Telecommunications	4,413,191	13.7%
Transportation	207,631	0.6%
Other**	8,633,882	26.8%

Total	$32,215,394	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of January 31, 2011:
		% of
	Value	Net Assets

China	$22,857,911	70.95%
Hong Kong	723,601	2.25%
Other**	8,633,882	26.8%

Total	$32,215,394	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 89

Repurchase Agreements (82.6%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,710,007 (Collateralized by $1,729,200 U.S. Treasury Notes, 1.00%, 9/30/11, total value $1,744,203)	$1,710,000	$1,710,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $5,249,022 (Collateralized by $5,416,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $5,354,795)	5,249,000	5,249,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $10,267,048 (Collateralized by $10,550,000 of various Federal Home Loan Bank Securities, 1.00%, 11/18/13-3/3/14, total value $10,477,318)	10,267,000	10,267,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $641,003 (Collateralized by $655,200 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.25%–1.00%, 9/30/11-1/18/12, total value $654,477)	641,000	641,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,867,000)		17,867,000

TOTAL INVESTMENT SECURITIES
(Cost $17,867,000)—82.6%		17,867,000
Net other assets (liabilities)—17.4%		3,754,247

NET ASSETS—100.0%		$21,621,247

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $290,000.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 3/11/11 (Underlying notional amount at value $40,448,000)	790	$38,359

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$2,887,022	$(80,782)

See accompanying notes to the financial statements.

90 :: Bear ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Repurchase Agreements (97.3%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $3,239,013 (Collateralized by $3,275,300 U.S. Treasury Notes, 1.00%, 9/30/11, total value $3,303,717)	$3,239,000	$3,239,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $9,936,041 (Collateralized by $10,150,000 of various U.S. Government Agency Obligations, 0.19%‡–5.38%, 7/18/11-9/7/17, total value $10,136,740)	9,936,000	9,936,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $19,438,092 (Collateralized by $20,070,000 of various Federal Home Loan Bank Securities, 1.00%, 3/3/14-8/22/14, total value $19,829,683	19,438,000	19,438,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,213,005 (Collateralized by $1,245,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $1,243,433)	1,213,000	1,213,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,826,000)		33,826,000

TOTAL INVESTMENT SECURITIES
(Cost $33,826,000)—97.3%		33,826,000
Net other assets (liabilities)—2.7%		951,172

NET ASSETS—100.0%		$34,777,172

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $2,928,000.
‡	Represents the effective yield or interest rate in effect at January 31, 2011.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $7,760,638)	121	$463

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(23,033,478)	$240,019
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(4,018,329)	26,408

		$266,427

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 91

Repurchase Agreements (97.8%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,016,004 (Collateralized by $1,027,500 U.S. Treasury Notes, 1.00%, 9/30/11, total value $1,036,415)	$1,016,000	$1,016,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $3,126,013 (Collateralized by $3,224,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $3,189,444)	3,126,000	3,126,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $6,106,029 (Collateralized by $6,226,000 of various U.S. Government Agency Obligations, 0.60%–1.00%, 5/24/12-3/3/14, total value $6,233,572)	6,106,000	6,106,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $380,002 (Collateralized by $399,200 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.25%–5.38%, 7/18/11-1/18/12, total value $398,923)	380,000	380,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,628,000)		10,628,000

TOTAL INVESTMENT SECURITIES
(Cost $10,628,000)—97.8%		10,628,000
Net other assets (liabilities)—2.2%		239,026

NET ASSETS—100.0%		$10,867,026

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $1,591,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Russell 2000 Mini Index Futures Contract expiring 3/21/11 (Underlying notional amount at value $233,760)	3	$(4,477)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(2,688,652)	$ 45,109
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(7,883,705)	141,689

		$186,798

See accompanying notes to the financial statements.

92 :: Short NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Repurchase Agreements (50.7%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $902,004 (Collateralized by $912,200 U.S. Treasury Notes, 1.00%, 9/30/11, total value $920,114)	$902,000	$902,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,776,012 (Collateralized by $2,856,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $2,833,527)	2,776,000	2,776,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $5,420,026 (Collateralized by $5,527,000 of various U.S. Government Agency Obligations, 0.60%–1.00%, 5/24/12-3/3/14, total value $5,533,596)	5,420,000	5,420,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $337,001 (Collateralized by $350,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $349,560)	337,000	337,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,435,000)		9,435,000

TOTAL INVESTMENT SECURITIES
(Cost $9,435,000)—50.7%		9,435,000
Net other assets (liabilities)—49.3%		9,169,604

NET ASSETS—100.0%		$18,604,604

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $1,036,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/21/11 (Underlying notional amount at value $2,188,800)	48	$13,297

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(13,482,182)	$104,589
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(2,923,585)	61,457

		$166,046

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: UltraBear ProFund :: 93

Repurchase Agreements (89.5%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $4,191,016 (Collateralized by $4,237,800 U.S. Treasury Notes, 1.00%, 9/30/11, total value $4,274,568)	$4,191,000	$4,191,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $12,858,054 (Collateralized by $13,178,000 of various U.S. Government Agency Obligations, 0.19%‡–2.56%, 8/8/11-9/7/17, total value $13,116,618)	12,858,000	12,858,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $25,155,119 (Collateralized by $25,201,000 of various U.S. Government Agency Obligations, 0.95%–5.05%, 5/3/13-1/26/15, total value $25,661,031)	25,155,000	25,155,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,571,007 (Collateralized by $1,615,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $1,612,968)	1,571,000	1,571,000

TOTAL REPURCHASE AGREEMENTS
(Cost $43,775,000)		43,775,000

TOTAL INVESTMENT SECURITIES
(Cost $43,775,000)—89.5%		43,775,000
Net other assets (liabilities)—10.5%		5,144,439

NET ASSETS—100.0%		$48,919,439

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $14,563,000.
‡	Represents the effective yield or interest rate in effect at January 31, 2011.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $7,888,913)	123	$25,740

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(37,039,855)	$385,973
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(53,014,312)	1,124,092

		$1,510,065

See accompanying notes to the financial statements.

94 :: UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Repurchase Agreements (96.9%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $176,001 (Collateralized by $178,200 U.S. Treasury Notes, 1.00%, 9/30/11, total value $179,746)	$176,000	$176,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $549,002 (Collateralized by $563,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $560,862)	549,000	549,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,063,005 (Collateralized by $1,090,000 Federal Home Loan Bank, 1.00%, 3/3/14, total value $1,091,859)	1,063,000	1,063,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $64,000 (Collateralized by $70,200 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.25%–5.38%, 7/18/11-1/18/12, total value $70,347)	64,000	64,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,852,000)		1,852,000

TOTAL INVESTMENT SECURITIES
(Cost $1,852,000)—96.9%		1,852,000
Net other assets (liabilities)—3.1%		59,160

NET ASSETS—100.0%		$1,911,160

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $405,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 3/21/11 (Underlying notional amount at value $553,680)	6	$(8,288)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(1,698,015)	$19,258
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(1,562,786)	14,469

		$33,727

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 95

Repurchase Agreements (97.5%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,137,008 (Collateralized by $2,161,000 U.S. Treasury Notes, 1.00%, 9/30/11, total value $2,179,749)	$2,137,000	$2,137,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $6,563,027 (Collateralized by $6,776,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $6,695,542)	6,563,000	6,563,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $12,830,061 (Collateralized by $12,115,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.95%–5.05%, 2/28/11-1/26/15, total value $13,088,351)	12,830,000	12,830,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $801,003 (Collateralized by $825,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $823,962)	801,000	801,000

TOTAL REPURCHASE AGREEMENTS
(Cost $22,331,000)		22,331,000

TOTAL INVESTMENT SECURITIES
(Cost $22,331,000)—97.5%		22,331,000
Net other assets (liabilities)—2.5%		583,884

NET ASSETS—100.0%		$22,914,884

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $7,073,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Russell 2000 Mini Index Futures Contract expiring 3/21/11 (Underlying notional amount at value $779,200)	10	$(14,923)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(19,816,185)	$1,165,642
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(25,026,229)	449,779

		$1,615,421

See accompanying notes to the financial statements.

96 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Repurchase Agreements (96.3%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $890,003 (Collateralized by $900,100 U.S. Treasury Notes, 1.00%, 9/30/11, total value $907,909)	$890,000	$890,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,735,011 (Collateralized by $2,816,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $2,790,263)	2,735,000	2,735,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $5,346,025 (Collateralized by $5,454,000 of various U.S. Government Agency Obligations, 0.60%–1.00%, 5/24/12-3/3/14, total value $5,461,008)	5,346,000	5,346,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $333,001 (Collateralized by $350,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $349,560)	333,000	333,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,304,000)		9,304,000

TOTAL INVESTMENT SECURITIES
(Cost $9,304,000)—96.3%		9,304,000
Net other assets (liabilities)—3.7%		359,446

NET ASSETS—100.0%		$9,663,446

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $2,499,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini Dow Jones Futures Contract expiring 3/21/11 (Underlying notional amount at value $1,006,400)	17	$(46,192)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(9,299,206)	$20,281
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(9,004,883)	73,834

		$94,115

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: UltraShort NASDAQ-100 ProFund :: 97

Repurchase Agreements (82.7%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,258,009 (Collateralized by $2,283,500 U.S. Treasury Notes, 1.00%, 9/30/11, total value $2,303,312)	$2,258,000	$2,258,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $6,936,029 (Collateralized by $7,158,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $7,077,259)	6,936,000	6,936,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $13,559,064 (Collateralized by $13,913,000 of various U.S. Government Agency Obligations, 0.95%–1.00%, 5/3/13-3/3/14, total value $13,845,637)	13,559,000	13,559,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $844,004 (Collateralized by $870,200 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.25%–5.38%, 7/18/11-1/18/12, total value $869,340)	844,000	844,000

TOTAL REPURCHASE AGREEMENTS
(Cost $23,597,000)		23,597,000

TOTAL INVESTMENT SECURITIES
(Cost $23,597,000)—82.7%		23,597,000
Net other assets (liabilities)—17.3%		4,943,431

NET ASSETS—100.0%		$28,540,431

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $6,897,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/21/11 (Underlying notional amount at value $6,475,200)	142	$1,120

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(26,165,990)	$467,398
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(24,513,233)	515,295

		$982,693

See accompanying notes to the financial statements.

98 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Repurchase Agreements (94.6%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,056,004 (Collateralized by $1,067,900 U.S. Treasury Notes, 1.00%, 9/30/11, total value $1,077,165)	$1,056,000	$1,056,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $3,242,014 (Collateralized by $3,345,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $3,309,078)	3,242,000	3,242,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $6,338,030 (Collateralized by $6,462,000 of various U.S. Government Agency Obligations, 0.60%–1.00%, 5/24/12-3/3/14, total value $6,470,138)	6,338,000	6,338,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $395,002 (Collateralized by $410,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $409,484)	395,000	395,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,031,000)		11,031,000

TOTAL INVESTMENT SECURITIES
(Cost $11,031,000)—94.6%		11,031,000
Net other assets (liabilities)—5.4%		632,869

NET ASSETS—100.0%		$11,663,869

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $2,479,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 3/21/11 (Underlying notional amount at value $4,314,855)	51	$(176,773)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(10,624,152)	$120,609
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(8,283,615)	117,090

		$237,699

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 99

Repurchase Agreements (64.0%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,613,006 (Collateralized by $1,631,200 U.S. Treasury Notes, 1.00%, 9/30/11, total value $1,645,353)	$1,613,000	$1,613,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $4,957,021 (Collateralized by $5,119,000 Federal Home Loan Mortgage Corp., 2.56%, 9/7/17, total value $5,058,076)	4,957,000	4,957,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $9,689,046 (Collateralized by $9,145,000 of various U.S. Government Agency Obligations, 0.95%–5.05%, 5/3/13-1/26/15, total value $9,884,639)	9,689,000	9,689,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $605,003 (Collateralized by $625,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $624,213)	605,000	605,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,864,000)		16,864,000

TOTAL INVESTMENT SECURITIES
(Cost $16,864,000)—64.0%		16,864,000
Net other assets (liabilities)—36.0%		9,499,093

NET ASSETS—100.0%		$26,363,093

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $5,296,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(34,091,041)	$55,418
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(18,657,991)	238,301

		$293,719

See accompanying notes to the financial statements.

100 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Repurchase Agreements (99.5%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $337,001 (Collateralized by $340,900 U.S. Treasury Notes, 1.00%, 9/30/11, total value $343,858)	$337,000	$337,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,043,004 (Collateralized by $1,070,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $1,066,128)	1,043,000	1,043,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,030,010 (Collateralized by $2,076,000 of various U.S. Government Agency Obligations, 0.95%–1.00%, 5/3/13-3/3/14, total value $2,076,486)	2,030,000	2,030,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $126,001 (Collateralized by $140,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $139,824)	126,000	126,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,536,000)		3,536,000

TOTAL INVESTMENT SECURITIES
(Cost $3,536,000)—99.5%		3,536,000
Net other assets (liabilities)—0.5%		17,005

NET ASSETS—100.0%		$3,553,005

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $796,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(4,538,088)	$15,134
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	(2,510,078)	13,599

		$28,733

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 101

Repurchase Agreements (98.8%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $413,002 (Collateralized by $417,900 U.S. Treasury Notes, 1.00%, 9/30/11, total value $421,526)	$413,000	$413,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,276,005 (Collateralized by $1,301,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $1,302,157)	1,276,000	1,276,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,488,012 (Collateralized by $2,547,000 of various U.S. Government Agency Obligations, 0.95%–1.00%, 5/3/13-3/3/14, total value $2,548,202)	2,488,000	2,488,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $154,001 (Collateralized by $170,000 of various U.S. Government Agency Obligations, 0.25%–5.38%, 7/18/11-1/18/12, total value $169,920)	154,000	154,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,331,000)		4,331,000

TOTAL INVESTMENT SECURITIES
(Cost $4,331,000)—98.8%		4,331,000
Net other assets (liabilities)—1.2%		53,526

NET ASSETS—100.0%		$4,384,526

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $1,513,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(6,633,157)	$34,750
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	(2,141,692)	22,977

		$57,727

See accompanying notes to the financial statements.

102 :: UltraShort Japan ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Repurchase Agreements (40.1%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $121,000 (Collateralized by $122,400 U.S. Treasury Notes, 1.00%, 9/30/11, total value $123,462)	$121,000	$121,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $378,002 (Collateralized by $390,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $386,181)	378,000	378,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $734,003 (Collateralized by $755,000 Federal Home Loan Bank, 1.00%, 3/3/14, total value $756,288)	734,000	734,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $45,000 (Collateralized by $50,000 of various U.S. Government Agency Obligations, 0.25%–5.38%, 7/18/11-1/18/12, total value $50,071)	45,000	45,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,278,000)		1,278,000

TOTAL INVESTMENT SECURITIES
(Cost $1,278,000)—40.1%		1,278,000
Net other assets (liabilities)—59.9%		1,912,267

NET ASSETS—100.0%		$3,190,267

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $70,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 3/11/11 (Underlying notional amount at value $5,888,000)	115	$90,552

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$(481,841)	$13,455

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 103

Common Stocks (70.2%)
	Shares	Value

Associated Banc-Corp (Banks)	2,758	$38,557
Astoria Financial Corp. (Savings & Loans)	1,379	19,637
BancorpSouth, Inc. (Banks)	1,182	18,487
Bank of America Corp. (Banks)	158,388	2,174,667
Bank of Hawaii Corp. (Banks)	788	36,934
BB&T Corp. (Banks)	11,032	304,925
BOK Financial Corp. (Banks)	394	20,362
CapitalSource, Inc. (Diversified Financial Services)	4,728	36,500
Capitol Federal Financial, Inc. (Diversified Financial Services)	2,758	33,620
Cathay Bancorp, Inc. (Banks)	1,182	20,460
Citigroup, Inc.* (Diversified Financial Services)	462,162	2,227,621
City National Corp. (Banks)	788	45,539
Comerica, Inc. (Banks)	2,758	105,356
Commerce Bancshares, Inc. (Banks)	1,182	48,616
Cullen/Frost Bankers, Inc. (Banks)	985	56,913
East West Bancorp, Inc. (Banks)	2,364	51,322
F.N.B. Corp. (Banks)	1,773	17,907
Fifth Third Bancorp (Banks)	14,578	216,775
First Financial Bankshares, Inc. (Banks)	394	19,432
First Horizon National Corp.* (Banks)	4,137	46,877
First Midwest Bancorp, Inc. (Banks)	1,182	13,818
First Niagara Financial Group, Inc. (Savings & Loans)	3,349	46,484
FirstMerit Corp. (Banks)	1,773	32,481
Fulton Financial Corp. (Banks)	3,152	32,529
Glacier Bancorp, Inc. (Banks)	1,182	16,678
Hancock Holding Co. (Banks)	591	19,385
Hudson City Bancorp, Inc. (Savings & Loans)	7,683	84,359
Huntington Bancshares, Inc. (Banks)	13,790	99,840
IBERIABANK Corp. (Banks)	394	22,348
International Bancshares Corp. (Banks)	985	18,686
J.P. Morgan Chase & Co. (Diversified Financial Services)	62,252	2,797,605
KeyCorp (Banks)	13,987	124,484
M&T Bank Corp. (Banks)	1,773	153,311
Marshall & Ilsley Corp. (Banks)	8,274	57,835
MB Financial, Inc. (Banks)	788	15,492
National Penn Bancshares, Inc. (Banks)	1,970	16,075
New York Community Bancorp (Savings & Loans)	6,895	126,316
NewAlliance Bancshares, Inc. (Savings & Loans)	1,576	23,561
Old National Bancorp (Banks)	1,379	14,797
PacWest Bancorp (Banks)	591	11,660
Park National Corp. (Banks)	197	12,829
People’s United Financial, Inc. (Banks)	5,910	76,298
PNC Financial Services Group (Banks)	8,471	508,260
Popular, Inc.* (Banks)	16,351	52,487
PrivateBancorp, Inc. (Banks)	985	15,139
Prosperity Bancshares, Inc. (Banks)	788	31,875
Provident Financial Services, Inc. (Savings & Loans)	985	14,430
Regions Financial Corp. (Banks)	20,094	142,667
Signature Bank* (Banks)	591	30,874
Sterling Bancshares, Inc. (Banks)	1,576	13,979
SunTrust Banks, Inc. (Banks)	7,880	239,788
Susquehanna Bancshares, Inc. (Banks)	1,970	18,833
SVB Financial Group* (Banks)	591	31,010
Synovus Financial Corp. (Banks)	10,441	27,564
TCF Financial Corp. (Banks)	2,167	32,375
TFS Financial Corp. (Savings & Loans)	1,576	15,366
TrustCo Bank Corp. NY (Banks)	1,182	7,074
Trustmark Corp. (Banks)	985	23,630
U.S. Bancorp (Banks)	30,535	824,445
UMB Financial Corp. (Banks)	591	24,024
Umpqua Holdings Corp. (Banks)	1,773	19,450
United Bankshares, Inc. (Banks)	591	16,666
Valley National Bancorp (Banks)	2,561	34,650
Washington Federal, Inc. (Savings & Loans)	1,773	30,655
Webster Financial Corp. (Banks)	985	22,537
Wells Fargo & Co. (Banks)	79,391	2,573,856
Westamerica Bancorp (Banks)	394	19,700
Whitney Holding Corp. (Banks)	1,576	20,977
Wintrust Financial Corp. (Banks)	591	19,450
Zions Bancorp (Banks)	2,758	65,034

TOTAL COMMON STOCKS
(Cost $9,198,722)		14,234,173

Repurchase Agreements (27.5%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $532,002 (Collateralized by $538,000 U.S. Treasury Notes, 1.00%, 9/30/11, total value $542,668)	$532,000	$532,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,640,007 (Collateralized by $1,693,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $1,674,758)	1,640,000	1,640,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $3,200,015 (Collateralized by $3,266,000 of various U.S. Government Agency Obligations, 0.95%–1.00%, 5/3/13-3/3/14, total value $3,268,259)	3,200,000	3,200,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $199,001 (Collateralized by $206,100 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.25%–1.00%, 9/30/11-1/18/12, total value $205,901)	199,000	199,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,571,000)		5,571,000

TOTAL INVESTMENT SECURITIES
(Cost $14,769,722)—97.7%		19,805,173
Net other assets (liabilities)—2.3%		459,218

NET ASSETS—100.0%		$20,264,391

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $3,140,000.

See accompanying notes to the financial statements.

104 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$10,722,940	$(82,669)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	5,425,773	(32,685)

		$(115,354)

Banks UltraSector ProFund invested in the following industries as of January 31, 2011:
		% of
	Value	Net Assets

Banks	$8,778,019	43.3%
Diversified Financial Services	5,095,346	25.1%
Savings & Loans	360,808	1.8%
Other**	6,030,218	29.8%

Total	$20,264,391	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 105

Common Stocks (77.2%)
	Shares	Value

Air Products & Chemicals, Inc. (Chemicals)	13,325	$1,162,606
Airgas, Inc. (Chemicals)	4,920	308,336
AK Steel Holding Corp. (Iron/Steel)	7,380	117,342
Albemarle Corp. (Chemicals)	6,150	345,384
Alcoa, Inc. (Mining)	68,880	1,141,342
Allegheny Technologies, Inc. (Iron/Steel)	6,355	414,282
Allied Nevada Gold Corp.* (Mining)	5,330	140,925
Alpha Natural Resources, Inc.* (Coal)	7,995	429,571
Arch Coal, Inc. (Coal)	11,070	379,148
Ashland, Inc. (Chemicals)	4,715	273,753
Avery Dennison Corp. (Household Products/Wares)	6,970	293,367
Cabot Corp. (Chemicals)	4,100	177,325
Calgon Carbon Corp.* (Environmental Control)	3,690	52,619
Carpenter Technology Corp. (Iron/Steel)	3,075	126,536
Celanese Corp.—Series A (Chemicals)	10,660	442,283
CF Industries Holdings, Inc. (Chemicals)	4,715	636,714
Cliffs Natural Resources, Inc. (Iron/Steel)	9,225	788,369
Coeur d’Alene Mines Corp.* (Mining)	5,945	138,994
Commercial Metals Co. (Metal Fabricate/Hardware)	7,585	126,821
Compass Minerals International, Inc. (Mining)	2,255	207,167
CONSOL Energy, Inc. (Coal)	15,170	753,949
Cytec Industries, Inc. (Chemicals)	3,280	178,891
Domtar Corp. (Forest Products & Paper)	2,870	252,359
E.I. du Pont de Nemours & Co. (Chemicals)	60,680	3,075,262
Eastman Chemical Co. (Chemicals)	4,715	437,835
Ecolab, Inc. (Chemicals)	15,785	784,357
FMC Corp. (Chemicals)	4,920	374,215
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	31,775	3,455,531
Fuller (H.B.) Co. (Chemicals)	3,280	74,751
Hecla Mining Co.* (Mining)	17,220	154,980
Huntsman Corp. (Chemicals)	12,915	224,850
International Flavors & Fragrances, Inc. (Chemicals)	5,330	304,077
International Paper Co. (Forest Products & Paper)	27,265	787,413
Intrepid Potash, Inc.* (Chemicals)	2,870	103,722
Kaiser Aluminum Corp. (Mining)	1,025	48,903
Lubrizol Corp. (Chemicals)	4,715	506,674
LyondellBasell Industries N.V.—Class A* (Chemicals)	22,960	825,182
Massey Energy Co. (Coal)	6,970	438,134
Minerals Technologies, Inc. (Chemicals)	1,230	77,515
NewMarket Corp. (Chemicals)	615	78,019
Newmont Mining Corp. (Mining)	32,595	1,795,007
Nucor Corp. (Iron/Steel)	19,270	884,686
Olin Corp. (Chemicals)	4,920	95,792
OM Group, Inc.* (Chemicals)	2,050	74,169
Patriot Coal Corp.* (Coal)	5,125	134,121
Peabody Energy Corp. (Coal)	18,040	1,144,097
PPG Industries, Inc. (Chemicals)	11,275	950,257
Praxair, Inc. (Chemicals)	20,910	1,945,466
Reliance Steel & Aluminum Co. (Iron/Steel)	4,920	257,267
Rockwood Holdings, Inc.* (Chemicals)	3,485	141,456
Royal Gold, Inc. (Mining)	3,485	161,704
RPM, Inc. (Chemicals)	8,610	201,732
RTI International Metals, Inc.* (Mining)	2,050	59,225
Schulman (A.), Inc. (Chemicals)	2,050	43,768
Sensient Technologies Corp. (Chemicals)	3,280	111,225
Sigma-Aldrich Corp. (Chemicals)	7,175	456,689
Solutia, Inc.* (Chemicals)	8,200	192,044
Southern Copper Corp. (Mining)	14,350	643,167
Steel Dynamics, Inc. (Iron/Steel)	14,555	264,901
The Dow Chemical Co. (Chemicals)	77,285	2,742,072
The Mosaic Co. (Chemicals)	10,045	814,047
Titanium Metals Corp.* (Mining)	5,740	108,199
United States Steel Corp. (Iron/Steel)	9,635	555,650
USEC, Inc.* (Mining)	7,585	42,097
W.R. Grace & Co.* (Chemicals)	4,100	145,509
Walter Energy, Inc. (Holding Companies-Diversified)	3,485	453,991
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,100	77,900

TOTAL COMMON STOCKS
(Cost $19,539,246)		35,135,741

Repurchase Agreements (24.1%)

	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,049,004 (Collateralized by $1,060,900 U.S. Treasury Notes, 1.00%, 9/30/11, total value $1,070,105)	$1,049,000	$1,049,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $3,227,013 (Collateralized by $3,333,000 Federal Home Loan Mortgage Corp., 2.56%, 9/7/17, total value $3,293,332)	3,227,000	3,227,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $6,303,030 (Collateralized by $6,427,000 of various Federal Farm Credit Bank Securities, 0.60%–0.95%, 5/24/12-5/3/13, total value $6,430,269)	6,303,000	6,303,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $392,002 (Collateralized by $405,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $404,490)	392,000	392,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,971,000)		10,971,000

TOTAL INVESTMENT SECURITIES
(Cost $30,510,246)—101.3%		46,106,741
Net other assets (liabilities)—(1.3)%		(573,733)

NET ASSETS—100.0%		$45,533,008

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $5,137,000.

See accompanying notes to the financial statements.

106 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$11,654,829	$196,110
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	21,369,252	432,238

		$628,348

Basic Materials UltraSector ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Chemicals	$18,305,977	40.2%
Coal	3,279,020	7.2%
Environmental Control	52,619	0.1%
Forest Products & Paper	1,039,772	2.3%
Holding Companies-Diversified	453,991	1.0%
Household Products/Wares	293,367	0.6%
Iron/Steel	3,409,033	7.5%
Metal Fabricate/Hardware	204,721	0.5%
Mining	8,097,241	17.8%
Other**	10,397,267	22.8%

Total	$45,533,008	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 107

Common Stocks (71.1%)
	Shares	Value

Acorda Therapeutics, Inc.* (Biotechnology)	1,050	$23,048
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,380	199,492
Amgen, Inc.* (Biotechnology)	25,270	1,391,872
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	3,430	55,497
Biogen Idec, Inc.* (Biotechnology)	6,020	394,129
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	2,660	67,617
Celera Corp.* (Biotechnology)	2,170	13,421
Celgene Corp.* (Biotechnology)	12,180	627,635
Charles River Laboratories International, Inc.* (Biotechnology)	1,750	67,112
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,540	33,788
Dendreon Corp.* (Biotechnology)	3,780	132,451
Gen-Probe, Inc.* (Healthcare-Products)	1,260	79,241
Genzyme Corp.* (Biotechnology)	6,720	492,912
Gilead Sciences, Inc.* (Pharmaceuticals)	22,120	848,966
Human Genome Sciences, Inc.* (Biotechnology)	4,970	120,572
Illumina, Inc.* (Biotechnology)	3,290	228,129
Incyte, Corp.* (Biotechnology)	3,010	44,367
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,450	22,295
Life Technologies Corp.* (Biotechnology)	4,830	262,221
Myriad Genetics, Inc.* (Biotechnology)	2,450	48,902
Nektar Therapeutics* (Biotechnology)	3,010	33,742
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,610	56,809
PDL BioPharma, Inc. (Biotechnology)	3,710	18,327
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,820	61,298
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,750	16,153
Techne Corp. (Healthcare-Products)	980	67,571
United Therapeutics Corp.* (Pharmaceuticals)	1,330	90,413
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,320	206,895

TOTAL COMMON STOCKS
(Cost $2,197,285)		5,704,875

Repurchase Agreements (21.6%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $164,001 (Collateralized by $166,000 U.S. Treasury Notes, 1.00%, 9/30/11, total value $167,440)	$164,000	$164,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $515,002 (Collateralized by $514,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $527,104)	515,000	515,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $996,005 (Collateralized by $1,020,000 Federal Home Loan Bank, 1.00%, 3/3/14, total value $1,021,740)	996,000	996,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $60,000 (Collateralized by $70,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $69,912)	60,000	60,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,735,000)		1,735,000

TOTAL INVESTMENT SECURITIES
(Cost $3,932,285)—92.7%		7,439,875
Net other assets (liabilities)—7.3%		582,512

NET ASSETS—100.0%		$8,022,387

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $1,290,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$3,408,033	$(75,203)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	2,932,952	(36,345)

		$(111,548)

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Biotechnology	$4,382,678	54.6%
Healthcare-Products	146,812	1.8%
Pharmaceuticals	1,175,385	14.7%
Other**	2,317,512	28.9%

Total	$8,022,387	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

108 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks (65.5%)
	Shares	Value

Activision Blizzard, Inc. (Software)	330	$3,726
Alberto-Culver Co. (Cosmetics/Personal Care)	54	2,011
Altria Group, Inc. (Agriculture)	1,254	29,482
Archer-Daniels-Midland Co. (Agriculture)	354	11,565
Avon Products, Inc. (Cosmetics/Personal Care)	258	7,304
BorgWarner, Inc.* (Auto Parts & Equipment)	66	4,450
Briggs & Stratton Corp. (Machinery-Diversified)	30	599
Brown-Forman Corp. (Beverages)	66	4,379
Brunswick Corp. (Leisure Time)	54	1,076
Bunge, Ltd. (Agriculture)	90	6,126
Callaway Golf Co. (Leisure Time)	36	265
Campbell Soup Co. (Food)	126	4,302
Carter’s, Inc.* (Apparel)	36	997
Central European Distribution Corp.* (Distribution/Wholesale)	36	826
Chiquita Brands International, Inc.* (Food)	30	463
Church & Dwight, Inc. (Household Products/Wares)	42	2,890
Clorox Co. (Household Products/Wares)	84	5,283
Coach, Inc. (Apparel)	180	9,736
Coca-Cola Co. (Beverages)	1,284	80,699
Coca-Cola Enterprises, Inc. (Beverages)	198	4,982
Colgate-Palmolive Co. (Cosmetics/Personal Care)	294	22,570
ConAgra Foods, Inc. (Food)	264	5,895
Constellation Brands, Inc.* (Beverages)	114	2,191
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	36	823
Corn Products International, Inc. (Food)	48	2,214
Crocs, Inc.* (Apparel)	54	885
D.R. Horton, Inc. (Home Builders)	168	2,082
Dana Holding Corp.* (Auto Parts & Equipment)	84	1,505
Darling International, Inc.* (Environmental Control)	48	650
Dean Foods Co.* (Food)	108	1,096
Deckers Outdoor Corp.* (Apparel)	24	1,761
Del Monte Foods Co. (Food)	114	2,161
Dr. Pepper Snapple Group, Inc. (Beverages)	144	5,102
Eastman Kodak Co.* (Miscellaneous Manufacturing)	162	593
Electronic Arts, Inc.* (Software)	198	3,087
Energizer Holdings, Inc.* (Electrical Components & Equipment)	42	3,055
Flowers Foods, Inc. (Food)	54	1,362
Ford Motor Co.* (Auto Manufacturers)	2,010	32,059
Fossil, Inc.* (Household Products/Wares)	30	2,131
Fresh Del Monte Produce, Inc. (Food)	24	635
Garmin, Ltd. (Electronics)	72	2,220
General Mills, Inc. (Food)	366	12,729
General Motors Co.* (Auto Manufacturers)	336	12,261
Gentex Corp. (Electronics)	84	2,694
Genuine Parts Co. (Distribution/Wholesale)	96	4,968
Green Mountain Coffee Roasters, Inc.* (Beverages)	72	2,418
Hanesbrands, Inc.* (Apparel)	54	1,243
Hansen Natural Corp.* (Beverages)	42	2,379
Harley-Davidson, Inc. (Leisure Time)	138	5,472
Harman International Industries, Inc.* (Home Furnishings)	42	1,819
Hasbro, Inc. (Toys/Games/Hobbies)	78	3,439
Heinz (H.J.) Co. (Food)	192	9,120
Herbalife, Ltd. (Pharmaceuticals)	36	2,352
Herman Miller, Inc. (Office Furnishings)	36	869
HNI Corp. (Office Furnishings)	24	728
Hormel Foods Corp. (Food)	42	2,075
Iconix Brand Group, Inc.* (Apparel)	42	834
Jarden Corp. (Household Products/Wares)	54	1,831
JM Smucker Co. (Food)	72	4,476
Johnson Controls, Inc. (Auto Parts & Equipment)	402	15,433
KB Home (Home Builders)	48	712
Kellogg Co. (Food)	150	7,545
Kimberly-Clark Corp. (Household Products/Wares)	246	15,924
Kraft Foods, Inc. (Food)	966	29,531
Lancaster Colony Corp. (Miscellaneous Manufacturing)	12	667
Lear Corp.* (Auto Parts & Equipment)	30	3,169
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	90	2,028
Lennar Corp.—Class A (Home Builders)	90	1,742
LKQ Corp.* (Distribution/Wholesale)	84	2,029
Lorillard, Inc. (Agriculture)	90	6,772
M.D.C. Holdings, Inc. (Home Builders)	24	742
Martek Biosciences Corp.* (Biotechnology)	18	565
Mattel, Inc. (Toys/Games/Hobbies)	216	5,115
McCormick & Co., Inc. (Food)	66	2,917
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	126	7,304
Mohawk Industries, Inc.* (Textiles)	36	2,000
Molson Coors Brewing Co.—Class B (Beverages)	96	4,500
Monsanto Co. (Agriculture)	324	23,775
Newell Rubbermaid, Inc. (Housewares)	174	3,349
NIKE, Inc.—Class B (Apparel)	180	14,846
Nu Skin Enterprises, Inc. (Retail)	36	1,083
NVR, Inc.* (Home Builders)	6	4,590
PepsiCo, Inc. (Beverages)	960	61,738
Philip Morris International, Inc. (Commercial Services)	1,104	63,193
Phillips-Van Heusen Corp. (Apparel)	36	2,101
Polaris Industries, Inc. (Leisure Time)	18	1,385
Polo Ralph Lauren Corp. (Apparel)	36	3,858
Pool Corp. (Distribution/Wholesale)	30	731
Procter & Gamble Co. (Cosmetics/Personal Care)	1,686	106,437
Pulte Group, Inc.* (Home Builders)	204	1,610
Ralcorp Holdings, Inc.* (Food)	36	2,203
Reynolds American, Inc. (Agriculture)	204	6,489
Sara Lee Corp. (Food)	366	6,211
Skechers U.S.A., Inc.—Class A* (Apparel)	24	494
Smithfield Foods, Inc.* (Food)	96	1,911
Snap-on, Inc. (Hand/Machine Tools)	36	2,039
Stanley Black & Decker, Inc. (Hand/Machine Tools)	102	7,413
Take-Two Interactive Software, Inc.* (Software)	48	599
Tempur-Pedic International, Inc.* (Home Furnishings)	42	1,833
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	36	1,488
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	72	5,796
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	144	1,711
The Hain Celestial Group, Inc.* (Food)	24	639
The Hershey Co. (Food)	96	4,482
The Jones Group, Inc. (Apparel)	54	685
The Middleby Corp.* (Machinery-Diversified)	12	982
The Ryland Group, Inc. (Home Builders)	24	427
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	30	1,550
The Timberland Co.—Class A* (Apparel)	24	642
The Warnaco Group, Inc.* (Apparel)	24	1,226
Thor Industries, Inc. (Home Builders)	24	892
TiVo, Inc.* (Home Furnishings)	72	696
Toll Brothers, Inc.* (Home Builders)	84	1,700

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 109

Common Stocks, continued
	Shares	Value

Tootsie Roll Industries, Inc. (Food)	12	$332
TreeHouse Foods, Inc.* (Food)	18	861
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	60	3,580
Tupperware Corp. (Household Products/Wares)	36	1,647
Tyson Foods, Inc.—Class A (Food)	186	3,060
Under Armour, Inc.—Class A* (Retail)	24	1,437
Universal Corp. (Agriculture)	12	455
V.F. Corp. (Apparel)	54	4,467
WABCO Holdings, Inc.* (Auto Parts & Equipment)	36	2,102
WD-40 Co. (Household Products/Wares)	12	472
Whirlpool Corp. (Home Furnishings)	48	4,104
Wolverine World Wide, Inc. (Apparel)	30	956

TOTAL COMMON STOCKS
(Cost $612,908)		819,917

Repurchase Agreements (21.7%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $25,000 (Collateralized by $25,400 U.S. Treasury Notes, 1.00%, 9/30/11, total value $25,620)	$25,000	$25,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $83,000 (Collateralized by $83,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $85,116)	83,000	83,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $156,001 (Collateralized by $160,000 Federal Home Loan Bank, 1.00%, 3/3/14, total value $160,273)	156,000	156,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $8,000 (Collateralized by $10,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $10,255)	8,000	8,000

TOTAL REPURCHASE AGREEMENTS
(Cost $272,000)		272,000

TOTAL INVESTMENT SECURITIES
(Cost $884,908)—87.2%		1,091,917
Net other assets (liabilities)—12.8%		160,320

NET ASSETS—100.0%		$1,252,237

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $110,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$632,429	$(8,736)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	426,869	(9,801)

		$(18,537)

Consumer Goods UltraSector ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Agriculture	$84,664	6.8%
Apparel	44,731	3.6%
Auto Manufacturers	44,320	3.5%
Auto Parts & Equipment	34,261	2.7%
Beverages	168,388	13.4%
Biotechnology	565	NM
Commercial Services	63,193	5.0%
Cosmetics/Personal Care	144,118	11.5%
Distribution/Wholesale	8,554	0.7%
Electrical Components & Equipment	3,055	0.2%
Electronics	4,914	0.4%
Environmental Control	650	0.1%
Food	106,220	8.5%
Hand/Machine Tools	9,452	0.8%
Home Builders	14,497	1.2%
Home Furnishings	8,452	0.7%
Household Products/Wares	31,728	2.5%
Housewares	3,349	0.3%
Leisure Time	8,198	0.6%
Machinery-Diversified	1,581	0.1%
Miscellaneous Manufacturing	3,288	0.3%
Office Furnishings	1,597	0.1%
Pharmaceuticals	9,656	0.8%
Retail	2,520	0.2%
Software	7,412	0.6%
Textiles	2,000	0.2%
Toys/Games/Hobbies	8,554	0.7%
Other**	432,320	34.5%

Total	$1,252,237	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

110 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks (77.9%)
	Shares	Value

99 Cents Only Stores* (Retail)	76	$1,132
Aaron’s, Inc. (Home Furnishings)	95	1,823
Abercrombie & Fitch Co.—Class A (Retail)	114	5,747
Acxiom Corp.* (Software)	95	1,637
Advance Auto Parts, Inc. (Retail)	114	7,289
Aeropostale, Inc.* (Retail)	114	2,750
Alaska Air Group, Inc.* (Airlines)	38	2,251
Amazon.com, Inc.* (Internet)	456	77,356
American Eagle Outfitters, Inc. (Retail)	247	3,572
AmerisourceBergen Corp. (Pharmaceuticals)	361	12,945
AMR Corp.* (Airlines)	437	3,081
AnnTaylor Stores Corp.* (Retail)	76	1,681
Apollo Group, Inc.—Class A* (Commercial Services)	171	7,057
Arbitron, Inc. (Commercial Services)	38	1,584
Ascena Retail Group, Inc.* (Retail)	95	2,575
AutoNation, Inc.* (Retail)	57	1,636
AutoZone, Inc.* (Retail)	38	9,634
Avis Budget Group, Inc.* (Commercial Services)	133	1,841
Bally Technologies, Inc.* (Entertainment)	76	3,111
Barnes & Noble, Inc. (Retail)	57	898
Bed Bath & Beyond, Inc.* (Retail)	342	16,416
Best Buy Co., Inc. (Retail)	418	14,212
Big Lots, Inc.* (Retail)	95	3,020
BJ’s Wholesale Club, Inc.* (Retail)	76	3,339
Bob Evans Farms, Inc. (Retail)	38	1,196
Boyd Gaming Corp.* (Lodging)	76	824
Brinker International, Inc. (Retail)	133	3,130
Cablevision Systems Corp.—Class A (Media)	323	10,934
Cardinal Health, Inc. (Pharmaceuticals)	456	18,929
Career Education Corp.* (Commercial Services)	76	1,705
Carmax, Inc.* (Retail)	285	9,305
Carnival Corp.—Class A (Leisure Time)	532	23,786
Casey’s General Stores, Inc. (Retail)	57	2,422
CBS Corp.—Class B (Media)	817	16,201
CEC Entertainment, Inc.* (Retail)	19	702
Cheesecake Factory, Inc.* (Retail)	76	2,243
Chemed Corp. (Commercial Services)	38	2,365
Chico’s FAS, Inc. (Retail)	228	2,490
Chipotle Mexican Grill, Inc.—Class A* (Retail)	38	8,319
Choice Hotels International, Inc. (Lodging)	38	1,441
Collective Brands, Inc.* (Retail)	76	1,547
Comcast Corp.—Class A (Media)	2,660	60,515
Comcast Corp.—Special Class A (Media)	950	20,368
Copart, Inc.* (Retail)	95	3,729
Costco Wholesale Corp. (Retail)	551	39,584
Cracker Barrel Old Country Store, Inc. (Retail)	38	1,956
CTC Media, Inc. (Media)	76	1,680
CVS Caremark Corp. (Retail)	1,767	60,431
Darden Restaurants, Inc. (Retail)	190	8,951
Delta Air Lines, Inc.* (Airlines)	1,026	11,973
DeVry, Inc. (Commercial Services)	76	3,960
Dick’s Sporting Goods, Inc.* (Retail)	114	4,114
Dillards, Inc.—Class A (Retail)	57	2,264
DIRECTV—Class A* (Media)	1,083	45,908
Discovery Communications, Inc.—Class A* (Media)	171	6,669
Discovery Communications, Inc.—Class C* (Media)	190	6,452
DISH Network Corp.—Class A* (Media)	266	5,615
Dolby Laboratories, Inc.—Class A* (Electronics)	76	4,537
Dollar Tree, Inc.* (Retail)	171	8,649
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	76	2,133
Dun & Bradstreet Corp. (Software)	57	4,842
eBay, Inc.* (Internet)	1,444	43,840
Expedia, Inc. (Internet)	266	6,693
FactSet Research Systems, Inc. (Computers)	57	5,746
Family Dollar Stores, Inc. (Retail)	152	6,457
Foot Locker, Inc. (Retail)	209	3,733
GameStop Corp.—Class A* (Retail)	190	4,003
Gannett Co., Inc. (Media)	304	4,481
Gaylord Entertainment Co.* (Lodging)	38	1,267
Genesco, Inc.* (Retail)	38	1,411
Group 1 Automotive, Inc. (Retail)	38	1,438
GSI Commerce, Inc.* (Internet)	76	1,751
GUESS?, Inc. (Apparel)	76	3,251
H & R Block, Inc. (Commercial Services)	399	4,996
Hertz Global Holdings, Inc.* (Commercial Services)	247	3,633
Hillenbrand, Inc. (Commercial Services)	76	1,642
Home Depot, Inc. (Retail)	2,128	78,247
HSN, Inc.* (Retail)	57	1,605
Hyatt Hotels Corp.—Class A* (Lodging)	38	1,846
IHS, Inc.—Class A* (Computers)	57	4,672
International Game Technology (Entertainment)	380	6,525
International Speedway Corp. (Entertainment)	38	1,099
Interpublic Group of Cos., Inc.* (Advertising)	627	6,703
Interval Leisure Group, Inc.* (Leisure Time)	57	893
ITT Educational Services, Inc.* (Commercial Services)	38	2,502
J. Crew Group, Inc.* (Retail)	76	3,300
J.C. Penney Co., Inc. (Retail)	266	8,531
Jack in the Box, Inc.* (Retail)	76	1,667
JetBlue Airways Corp.* (Airlines)	323	1,938
John Wiley & Sons, Inc. (Media)	57	2,619
Kohls Corp.* (Retail)	380	19,296
Kroger Co. (Food)	760	16,264
Lamar Advertising Co.* (Advertising)	76	2,800
Las Vegas Sands Corp.* (Lodging)	589	27,383
Liberty Global, Inc.—Class A* (Media)	152	6,165
Liberty Global, Inc.—Series C* (Media)	152	5,817
Liberty Media Holding Corp.—Capital Series A* (Media)	95	6,238
Liberty Media Holding Corp.—Interactive Series A* (Internet)	722	11,437
Liberty Media-Starz—Series A* (Media)	57	3,800
Life Time Fitness, Inc.* (Leisure Time)	57	2,273
Limited, Inc. (Retail)	361	10,556
Live Nation, Inc.* (Commercial Services)	190	1,976
Lowe’s Cos., Inc. (Retail)	1,786	44,293
Macy’s, Inc. (Retail)	551	12,756
Madison Square Garden, Inc.—Class A* (Entertainment)	76	1,917
Marriott International, Inc.—Class A (Lodging)	399	15,762
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	38	1,347
McDonald’s Corp. (Retail)	1,387	102,180
McGraw-Hill Cos., Inc. (Media)	399	15,553
McKesson Corp. (Commercial Services)	342	25,708
Meredith Corp. (Media)	38	1,281
MGM Resorts International* (Commercial Services)	418	6,199
Morningstar, Inc. (Commercial Services)	19	1,015
Netflix, Inc.* (Internet)	57	12,203
News Corp.—Class A (Media)	2,356	35,387
News Corp.—Class B (Media)	570	9,451
Nordstrom, Inc. (Retail)	228	9,389
O’Reilly Automotive, Inc.* (Retail)	171	9,718
Office Depot, Inc.* (Retail)	361	1,895
OfficeMax, Inc.* (Retail)	114	1,832
Omnicare, Inc. (Pharmaceuticals)	152	3,940
Omnicom Group, Inc. (Advertising)	399	17,907
Orient-Express Hotels, Ltd.—Class A* (Lodging)	114	1,386
P.F. Chang’s China Bistro, Inc. (Retail)	38	1,750
Panera Bread Co.—Class A* (Retail)	38	3,631

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 111

Common Stocks, continued
	Shares	Value

Papa John’s International, Inc.* (Retail)	19	$545
Penn National Gaming* (Entertainment)	95	3,394
PetSmart, Inc. (Retail)	152	6,117
Pinnacle Entertainment, Inc.* (Entertainment)	76	1,146
Priceline.com, Inc.* (Internet)	57	24,426
RadioShack Corp. (Retail)	171	2,591
Regal Entertainment Group—Class A (Entertainment)	95	1,155
Regis Corp. (Retail)	76	1,274
Rent-A-Center, Inc. (Commercial Services)	95	2,825
Rite Aid Corp.* (Retail)	779	997
Rollins, Inc. (Commercial Services)	95	1,804
Ross Stores, Inc. (Retail)	152	9,910
Royal Caribbean Cruises, Ltd.* (Leisure Time)	171	7,678
Ruddick Corp. (Food)	57	1,921
Safeway, Inc. (Food)	475	9,828
Saks, Inc.* (Retail)	152	1,781
Sally Beauty Holdings, Inc.* (Retail)	114	1,500
Scholastic Corp. (Media)	38	1,130
Scientific Games Corp.—Class A* (Entertainment)	95	980
Scripps Networks Interactive—Class A (Entertainment)	114	5,301
Sears Holdings Corp.* (Retail)	57	4,296
Service Corp. International (Commercial Services)	323	2,800
Signet Jewelers, Ltd.* (Retail)	114	4,843
SkyWest, Inc. (Airlines)	76	1,144
Sonic Corp.* (Retail)	76	729
Sotheby’s (Commercial Services)	95	3,829
Southwest Airlines Co. (Airlines)	969	11,483
Staples, Inc. (Retail)	950	21,195
Starbucks Corp. (Retail)	969	30,553
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	228	13,445
Strayer Education, Inc. (Commercial Services)	19	2,280
SuperValu, Inc. (Food)	266	1,939
Sysco Corp. (Food)	760	22,146
Target Corp. (Retail)	836	45,838
The Buckle, Inc. (Retail)	38	1,359
The Cato Corp.—Class A (Retail)	38	929
The Children’s Place Retail Stores, Inc.* (Retail)	38	1,592
The Gap, Inc. (Retail)	456	8,787
The Men’s Wearhouse, Inc. (Retail)	76	1,992
The New York Times Co.—Class A* (Media)	133	1,345
Tiffany & Co. (Retail)	171	9,940
Time Warner Cable, Inc. (Media)	456	30,931
Time Warner, Inc. (Media)	1,463	46,011
TJX Cos., Inc. (Retail)	513	24,311
Tractor Supply Co. (Retail)	95	4,874
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	57	2,111
United Continental Holdings, Inc.* (Airlines)	418	10,617
United Natural Foods, Inc.* (Food)	57	2,109
Urban Outfitters, Inc.* (Retail)	171	5,783
US Airways Group, Inc.* (Airlines)	209	2,073
Vail Resorts, Inc.* (Entertainment)	38	1,826
Valassis Communications, Inc.* (Commercial Services)	57	1,729
ValueClick, Inc.* (Internet)	114	1,597
VCA Antech, Inc.* (Pharmaceuticals)	114	2,613
Viacom, Inc.—Class B (Media)	722	29,999
Wal-Mart Stores, Inc. (Retail)	2,622	147,016
Walgreen Co. (Retail)	1,273	51,480
Walt Disney Co. (Media)	2,299	89,362
Washington Post Co.—Class B (Media)	19	8,139
WebMD Health Corp.* (Internet)	76	3,973
Weight Watchers International, Inc. (Commercial Services)	38	1,474
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	418	2,019
Whole Foods Market, Inc. (Food)	171	8,842
Williams Sonoma, Inc. (Retail)	133	4,283
WMS Industries, Inc.* (Leisure Time)	76	3,188
Wyndham Worldwide Corp. (Lodging)	228	6,414
Wynn Resorts, Ltd. (Lodging)	114	13,262
YUM! Brands, Inc. (Retail)	608	28,430

TOTAL COMMON STOCKS
(Cost $1,424,289)		2,078,683

Repurchase Agreements (28.0%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $70,000 (Collateralized by $70,900 U.S. Treasury Notes, 1.00%, 9/30/11, total value $71,515)	$70,000	$70,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $223,001 (Collateralized by $223,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $228,685)	223,000	223,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+,dated 1/31/11, with a repurchase price of $429,002 (Collateralized by $445,000 Federal Home Loan Bank, 1.00%, 3/3/14, total value $445,759)	429,000	429,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $26,000 (Collateralized by $30,200 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.25%–1.00%, 9/30/11-1/18/12, total value $30,263)	26,000	26,000

TOTAL REPURCHASE AGREEMENTS
(Cost $748,000)		748,000

TOTAL INVESTMENT SECURITIES
(Cost $2,172,289)—105.9%		2,826,683
Net other assets (liabilities)—(5.9)%		(157,197)

NET ASSETS—100.0%		$2,669,486

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $300,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$936,750	$(20,841)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	987,732	(17,390)

		$(38,231)

See accompanying notes to the financial statements.

112 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Consumer Services UltraSector ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Advertising	$27,410	1.0%
Airlines	44,560	1.7%
Apparel	3,251	0.1%
Commercial Services	82,924	3.1%
Computers	10,418	0.4%
Electronics	4,537	0.2%
Entertainment	28,587	1.1%
Food	63,049	2.3%
Home Furnishings	1,823	0.1%
Internet	183,276	6.9%
Leisure Time	37,818	1.4%
Lodging	83,030	3.1%
Media	472,051	17.7%
Miscellaneous Manufacturing	1,347	0.1%
Pharmaceuticals	38,427	1.4%
Retail	987,677	37.0%
Retail-Restaurants	2,019	0.1%
Software	6,479	0.2%
Other**	590,803	22.1%

Total	$2,669,486	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 113

Common Stocks (75.3%)
	Shares	Value

ACE, Ltd. (Insurance)	1,120	$68,981
Affiliated Managers Group, Inc.* (Diversified Financial Services)	112	11,405
AFLAC, Inc. (Insurance)	1,456	83,837
Alexandria Real Estate Equities, Inc. (REIT)	224	17,257
Allied World Assurance Co. Holdings, Ltd. (Insurance)	112	6,757
Allstate Corp. (Insurance)	1,568	48,828
AMB Property Corp. (REIT)	560	18,788
American Campus Communities, Inc. (REIT)	224	7,244
American Express Co. (Diversified Financial Services)	3,360	145,757
American Financial Group, Inc. (Insurance)	224	7,287
American International Group, Inc. (Insurance)	336	13,558
Ameriprise Financial, Inc. (Diversified Financial Services)	784	48,334
Annaly Mortgage Management, Inc. (REIT)	2,240	39,939
AON Corp. (Insurance)	896	40,983
Apartment Investment and Management Co.—Class A (REIT)	336	8,588
Arch Capital Group, Ltd.* (Insurance)	112	9,884
Argo Group International Holdings, Ltd. (Insurance)	112	3,989
Arthur J. Gallagher & Co. (Insurance)	336	9,972
Aspen Insurance Holdings, Ltd. (Insurance)	224	6,731
Associated Banc-Corp (Banks)	560	7,829
Assurant, Inc. (Insurance)	336	13,181
Assured Guaranty, Ltd. (Insurance)	560	8,098
Astoria Financial Corp. (Savings & Loans)	336	4,785
Avalonbay Communities, Inc. (REIT)	224	25,968
Axis Capital Holdings, Ltd. (Insurance)	336	11,955
BancorpSouth, Inc. (Banks)	224	3,503
Bank of America Corp. (Banks)	31,808	436,724
Bank of Hawaii Corp. (Banks)	112	5,249
Bank of New York Mellon Corp. (Banks)	3,920	122,422
BB&T Corp. (Banks)	2,240	61,914
Berkshire Hathaway, Inc.—Class B* (Insurance)	3,024	247,212
BioMed Realty Trust, Inc. (REIT)	448	7,997
BlackRock, Inc.—Class A (Diversified Financial Services)	336	66,535
BOK Financial Corp. (Banks)	112	5,788
Boston Properties, Inc. (REIT)	448	42,278
Brandywine Realty Trust (REIT)	448	5,197
BRE Properties, Inc.—Class A (REIT)	224	10,002
Brookfield Properties Corp. (Real Estate)	784	13,791
Brown & Brown, Inc. (Insurance)	336	8,319
Camden Property Trust (REIT)	224	12,416
Capital One Financial Corp. (Diversified Financial Services)	1,456	70,121
CapitalSource, Inc. (Diversified Financial Services)	896	6,917
Capitol Federal Financial, Inc. (Diversified Financial Services)	784	9,557
Cathay Bancorp, Inc. (Banks)	224	3,877
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	896	19,882
CBL & Associates Properties, Inc. (REIT)	448	7,643
Chimera Investment Corp. (REIT)	3,248	13,642
Chubb Corp. (Insurance)	1,008	58,393
Cincinnati Financial Corp. (Insurance)	448	14,354
CIT Group, Inc.* (Banks)	560	26,706
Citigroup, Inc.* (Diversified Financial Services)	92,848	447,527
City National Corp. (Banks)	112	6,472
CME Group, Inc. (Diversified Financial Services)	224	69,117
CNO Financial Group, Inc.* (Insurance)	672	4,254
Colonial Properties Trust (REIT)	224	4,299
Comerica, Inc. (Banks)	560	21,392
Commerce Bancshares, Inc. (Banks)	224	9,213
CommonWealth REIT (REIT)	224	5,974
Corporate Office Properties Trust (REIT)	224	8,187
Cullen/Frost Bankers, Inc. (Banks)	224	12,943
DCT Industrial Trust, Inc. (REIT)	672	3,723
Delphi Financial Group, Inc.—Class A (Insurance)	112	3,223
Developers Diversified Realty Corp. (REIT)	672	9,139
DiamondRock Hospitality Co.* (REIT)	448	5,434
Digital Realty Trust, Inc. (REIT)	336	18,278
Discover Financial Services (Diversified Financial Services)	1,792	36,897
Douglas Emmett, Inc. (REIT)	448	8,257
Duke-Weeks Realty Corp. (REIT)	784	10,741
DuPont Fabros Technology, Inc. (REIT)	224	5,134
E*TRADE Financial Corp.* (Diversified Financial Services)	672	11,128
East West Bancorp, Inc. (Banks)	448	9,726
EastGroup Properties, Inc. (REIT)	112	4,882
Eaton Vance Corp. (Diversified Financial Services)	336	10,181
Endurance Specialty Holdings, Ltd. (Insurance)	112	5,207
Entertainment Properties Trust (REIT)	112	5,155
Equifax, Inc. (Commercial Services)	448	16,003
Equity Lifestyle Properties, Inc. (REIT)	112	6,371
Equity Residential (REIT)	896	48,554
Erie Indemnity Co.—Class A (Insurance)	112	7,439
Essex Property Trust, Inc. (REIT)	112	12,992
Everest Re Group, Ltd. (Insurance)	224	18,879
F.N.B. Corp. (Banks)	336	3,394
Federal Realty Investment Trust (REIT)	224	18,016
Federated Investors, Inc.—Class B (Diversified Financial Services)	336	9,099
Fidelity National Title Group, Inc.—Class A (Insurance)	784	10,545
Fifth Third Bancorp (Banks)	2,912	43,301
First American Financial Corp. (Insurance)	336	5,211
First Financial Bankshares, Inc. (Banks)	112	5,524
First Horizon National Corp.* (Banks)	785	8,891
First Midwest Bancorp, Inc. (Banks)	224	2,619
First Niagara Financial Group, Inc. (Savings & Loans)	672	9,327
FirstMerit Corp. (Banks)	336	6,156
Forest City Enterprises, Inc.—Class A* (Real Estate)	336	5,682
Forestar Group, Inc.* (Real Estate)	112	2,090
Franklin Resources, Inc. (Diversified Financial Services)	448	54,051
Franklin Street Properties Corp. (REIT)	224	3,358
Fulton Financial Corp. (Banks)	672	6,935
General Growth Properties, Inc. (REIT)	1,232	18,250
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	1,568	21,278
Glacier Bancorp, Inc. (Banks)	224	3,161
Greenhill & Co., Inc. (Diversified Financial Services)	112	7,775
Hancock Holding Co. (Banks)	112	3,674
Hanover Insurance Group, Inc. (Insurance)	112	5,298
Hartford Financial Services Group, Inc. (Insurance)	1,456	40,448
Hatteras Financial Corp. (REIT)	112	3,201
HCC Insurance Holdings, Inc. (Insurance)	336	10,174
HCP, Inc. (REIT)	1,120	41,541
Health Care REIT, Inc. (REIT)	448	21,988
Healthcare Realty Trust, Inc. (REIT)	224	4,704
Highwoods Properties, Inc. (REIT)	224	7,340
Home Properties, Inc. (REIT)	112	6,236
Horace Mann Educators Corp. (Insurance)	112	1,935
Hospitality Properties Trust (REIT)	448	11,142
Host Hotels & Resorts, Inc. (REIT)	2,128	39,389
Hudson City Bancorp, Inc. (Savings & Loans)	1,568	17,217
Huntington Bancshares, Inc. (Banks)	2,688	19,461
IBERIABANK Corp. (Banks)	112	6,353

See accompanying notes to the financial statements.

114 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks, continued
	Shares	Value

IntercontinentalExchange, Inc.* (Diversified Financial Services)	224	$26,990
International Bancshares Corp. (Banks)	224	4,249
Invesco, Ltd. (Diversified Financial Services)	1,456	36,021
Investment Technology Group, Inc.* (Diversified Financial Services)	112	2,064
J.P. Morgan Chase & Co. (Diversified Financial Services)	12,544	563,727
Janus Capital Group, Inc. (Diversified Financial Services)	560	7,230
Jefferies Group, Inc. (Diversified Financial Services)	336	8,403
Jones Lang LaSalle, Inc. (Real Estate)	112	9,928
KBW, Inc. (Diversified Financial Services)	112	2,996
KeyCorp (Banks)	2,800	24,920
Kilroy Realty Corp. (REIT)	112	4,272
Kimco Realty Corp. (REIT)	1,232	22,287
LaSalle Hotel Properties (REIT)	224	6,220
Legg Mason, Inc. (Diversified Financial Services)	448	14,842
Lexington Realty Trust (REIT)	336	2,846
Liberty Property Trust (REIT)	336	11,683
Lincoln National Corp. (Insurance)	1,008	29,071
Loews Corp. (Insurance)	1,120	44,856
M&T Bank Corp. (Banks)	336	29,054
Mack-Cali Realty Corp. (REIT)	224	7,844
Marsh & McLennan Cos., Inc. (Insurance)	1,680	46,838
Marshall & Ilsley Corp. (Banks)	1,680	11,743
MasterCard, Inc.—Class A (Software)	336	79,467
MB Financial, Inc. (Banks)	224	4,404
MBIA, Inc.* (Insurance)	448	4,794
Mercury General Corp. (Insurance)	112	4,754
MetLife, Inc. (Insurance)	2,240	102,525
MF Global Holdings, Ltd.* (Diversified Financial Services)	448	3,709
MFA Financial, Inc. (REIT)	896	7,320
MGIC Investment Corp.* (Insurance)	672	5,638
Mid-America Apartment Communities, Inc. (REIT)	112	7,140
Montpelier Re Holdings, Ltd. (Insurance)	224	4,446
Moody’s Corp. (Commercial Services)	672	19,737
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,368	128,419
MSCI, Inc.—Class A* (Software)	336	11,501
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	560	13,709
National Penn Bancshares, Inc. (Banks)	448	3,656
National Retail Properties, Inc. (REIT)	224	5,566
Nationwide Health Properties, Inc. (REIT)	448	16,822
New York Community Bancorp (Savings& Loans)	1,344	24,622
NewAlliance Bancshares, Inc. (Savings & Loans)	336	5,023
Northern Trust Corp. (Banks)	784	40,752
NYSE Euronext (Diversified Financial Services)	784	24,939
Old National Bancorp (Banks)	224	2,404
Old Republic International Corp. (Insurance)	784	9,588
OMEGA Healthcare Investors, Inc. (REIT)	336	7,486
optionsXpress Holdings, Inc. (Diversified Financial Services)	112	1,664
PacWest Bancorp (Banks)	112	2,210
PartnerRe, Ltd. (Insurance)	224	18,341
People’s United Financial, Inc. (Banks)	1,232	15,905
Piedmont Office Realty Trust, Inc.—Class A (REIT)	448	8,861
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	112	4,682
Platinum Underwriters Holdings, Ltd. (Insurance)	112	4,950
Plum Creek Timber Co., Inc. (Forest Products & Paper)	560	23,447
PNC Financial Services Group (Banks)	1,680	100,800
Popular, Inc.* (Banks)	3,248	10,426
Post Properties, Inc. (REIT)	112	4,147
Potlatch Corp. (Forest Products & Paper)	112	4,161
Principal Financial Group, Inc. (Insurance)	1,008	33,032
PrivateBancorp, Inc. (Banks)	224	3,443
ProAssurance Corp.* (Insurance)	112	6,571
Progressive Corp. (Insurance)	2,016	39,937
ProLogis (REIT)	1,792	26,737
Prosperity Bancshares, Inc. (Banks)	112	4,530
Protective Life Corp. (Insurance)	224	6,176
Provident Financial Services, Inc. (Savings & Loans)	224	3,282
Prudential Financial, Inc. (Insurance)	1,568	96,448
Public Storage, Inc. (REIT)	448	48,823
Radian Group, Inc. (Insurance)	448	3,217
Raymond James Financial Corp. (Diversified Financial Services)	336	12,170
Rayonier, Inc. (Forest Products & Paper)	224	13,263
Realty Income Corp. (REIT)	336	11,747
Redwood Trust, Inc. (REIT)	224	3,353
Regency Centers Corp. (REIT)	224	9,657
Regions Financial Corp. (Banks)	4,032	28,627
Reinsurance Group of America, Inc. (Insurance)	224	12,893
RenaissanceRe Holdings (Insurance)	224	14,699
RLI Corp. (Insurance)	112	6,033
SEI Investments Co. (Software)	448	10,371
Selective Insurance Group, Inc. (Insurance)	224	3,983
Senior Housing Properties Trust (REIT)	448	10,044
Signature Bank* (Banks)	112	5,851
Simon Property Group, Inc. (REIT)	896	90,899
SL Green Realty Corp. (REIT)	224	16,298
SLM Corp.* (Diversified Financial Services)	1,568	22,595
St. Joe Co.* (Real Estate)	336	9,210
StanCorp Financial Group, Inc. (Insurance)	112	4,996
State Street Corp. (Banks)	1,568	73,257
Sterling Bancshares, Inc. (Banks)	336	2,980
Stifel Financial Corp.* (Diversified Financial Services)	112	7,186
Sunstone Hotel Investors, Inc.* (REIT)	336	3,431
SunTrust Banks, Inc. (Banks)	1,568	47,714
Susquehanna Bancshares, Inc. (Banks)	448	4,283
SVB Financial Group* (Banks)	112	5,877
Synovus Financial Corp. (Banks)	2,128	5,618
T. Rowe Price Group, Inc. (Diversified Financial Services)	784	51,681
Tanger Factory Outlet Centers, Inc. (REIT)	224	5,849
Taubman Centers, Inc. (REIT)	224	11,726
TCF Financial Corp. (Banks)	448	6,693
TD Ameritrade Holding Corp. (Diversified Financial Services)	784	16,009
TFS Financial Corp. (Savings & Loans)	336	3,276
The Charles Schwab Corp. (Diversified Financial Services)	3,136	56,605
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,344	219,905
The Macerich Co. (REIT)	448	21,800
The Travelers Cos., Inc. (Insurance)	1,456	81,915
Torchmark Corp. (Insurance)	224	13,955
Tower Group, Inc. (Insurance)	112	2,916
Transatlantic Holdings, Inc. (Insurance)	224	11,525
TrustCo Bank Corp. NY (Banks)	224	1,341
Trustmark Corp. (Banks)	224	5,374
U.S. Bancorp (Banks)	6,160	166,320
UDR, Inc. (REIT)	560	13,149
UMB Financial Corp. (Banks)	112	4,553
Umpqua Holdings Corp. (Banks)	336	3,686
United Bankshares, Inc. (Banks)	112	3,158

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 115

Common Stocks, continued
	Shares	Value

Unitrin, Inc. (Insurance)	112	$3,014
UnumProvident Corp. (Insurance)	1,008	25,140
Validus Holdings, Ltd. (Insurance)	224	6,810
Valley National Bancorp (Banks)	560	7,577
Ventas, Inc. (REIT)	448	24,846
Visa, Inc.—Class A (Commercial Services)	1,568	109,525
Vornado Realty Trust (REIT)	560	49,330
W.R. Berkley Corp. (Insurance)	448	12,656
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	224	8,091
Washington Federal, Inc. (Savings & Loans)	336	5,809
Washington REIT (REIT)	224	6,872
Webster Financial Corp. (Banks)	224	5,125
Weingarten Realty Investors (REIT)	336	8,239
Wells Fargo & Co. (Banks)	15,904	515,608
Westamerica Bancorp (Banks)	112	5,600
Western Union Co. (Commercial Services)	2,128	43,156
Whitney Holding Corp. (Banks)	336	4,472
Willis Group Holdings PLC (Insurance)	560	21,045
Wintrust Financial Corp. (Banks)	112	3,686
XL Group PLC (Insurance)	1,008	23,103
Zions Bancorp (Banks)	560	13,205

TOTAL COMMON STOCKS
(Cost $4,623,937)		7,251,534

Rights/Warrants(NM)
American International Group, Inc.* (Diversified Financial Services)	1	13

TOTAL RIGHTS/WARRANTS
(Cost $15)		13

	Principal
	Amount	Value

Repurchase Agreements (23.6%)
Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $216,001 (Collateralized by $218,600 U.S. Treasury Notes, 1.00%, 9/30/11, total value $220,497)	$216,000	$216,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $674,003 (Collateralized by $687,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $688,098)	674,000	674,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,305,006 (Collateralized by $1,335,000 Federal Home Loan Bank, 1.00%, 3/3/14, total value $1,337,277)	1,305,000	1,305,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $80,000 (Collateralized by $90,000 of various U.S. Government Agency Obligations, 0.25%–5.38%, 7/18/11-1/18/12, total value $90,021)	80,000	80,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,275,000)		2,275,000

TOTAL INVESTMENT SECURITIES
(Cost $6,898,952)—98.9%		9,526,547
Net other assets (liabilities)—1.1%		104,837

NET ASSETS—100.0%		$9,631,384

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $833,000.
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$2,639,180	$(20,919)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	4,555,650	(12,005)

		$(32,924)

Financials UltraSector ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Banks	$2,022,328	21.0%
Commercial Services	188,421	2.0%
Diversified Financial Services	2,259,329	23.5%
Forest Products & Paper	40,871	0.4%
Insurance	1,480,797	15.4%
REIT	1,024,538	10.6%
Real Estate	60,583	0.6%
Savings & Loans	73,341	0.8%
Software	101,339	1.0%
Other**	2,379,837	24.7%

Total	$9,631,384	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

116 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks (76.5%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	4,914	$221,916
Acorda Therapeutics, Inc.* (Biotechnology)	108	2,371
Aetna, Inc. (Healthcare-Services)	1,350	44,469
Alcon, Inc. (Healthcare-Products)	270	43,972
Alere, Inc.* (Healthcare-Products)	270	10,576
Alexion Pharmaceuticals, Inc.* (Biotechnology)	270	22,631
Alkermes, Inc.* (Pharmaceuticals)	324	4,183
Allergan, Inc. (Pharmaceuticals)	972	68,633
Amedisys, Inc.* (Healthcare-Services)	108	3,682
American Medical Systems Holdings, Inc.* (Healthcare-Products)	216	4,216
AMERIGROUP Corp.* (Healthcare-Services)	162	8,484
Amgen, Inc.* (Biotechnology)	3,078	169,536
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	432	6,990
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	162	3,676
Bard (C.R.), Inc. (Healthcare-Products)	324	30,569
Baxter International, Inc. (Healthcare-Products)	1,890	91,646
Beckman Coulter, Inc. (Healthcare-Products)	216	15,554
Becton, Dickinson & Co. (Healthcare-Products)	702	58,231
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	54	5,880
Biogen Idec, Inc.* (Biotechnology)	702	45,960
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	324	8,236
Boston Scientific Corp.* (Healthcare-Products)	4,806	33,546
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,508	138,691
Brookdale Senior Living, Inc.* (Healthcare-Services)	324	7,079
CareFusion Corp.* (Healthcare-Products)	702	18,062
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	108	4,687
Celera Corp.* (Biotechnology)	270	1,670
Celgene Corp.* (Biotechnology)	1,458	75,131
Centene Corp.* (Healthcare-Services)	162	4,491
Cephalon, Inc.* (Pharmaceuticals)	216	12,761
Cepheid, Inc.* (Healthcare-Products)	216	5,132
Charles River Laboratories International, Inc.* (Biotechnology)	216	8,284
CIGNA Corp. (Insurance)	864	36,305
Community Health Systems, Inc.* (Healthcare-Services)	324	11,379
Cooper Cos., Inc. (Healthcare-Products)	162	9,289
Covance, Inc.* (Healthcare-Services)	216	12,178
Coventry Health Care, Inc.* (Healthcare-Services)	486	14,565
Covidien PLC (Healthcare-Products)	1,620	76,901
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	162	3,554
DaVita, Inc.* (Healthcare-Services)	324	23,927
Dendreon Corp.* (Biotechnology)	486	17,029
DENTSPLY International, Inc. (Healthcare-Products)	432	15,327
Edwards Lifesciences Corp.* (Healthcare-Products)	378	31,862
Eli Lilly & Co. (Pharmaceuticals)	3,132	108,900
Emergency Medical Services Corp.—Class A* (Commercial Services)	108	7,290
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	324	10,763
Express Scripts, Inc.* (Pharmaceuticals)	1,620	91,255
Forest Laboratories, Inc.* (Pharmaceuticals)	918	29,615
Gen-Probe, Inc.* (Healthcare-Products)	162	10,188
Genzyme Corp.* (Biotechnology)	810	59,414
Gilead Sciences, Inc.* (Pharmaceuticals)	2,700	103,626
Haemonetics Corp.* (Healthcare-Products)	54	3,204
Health Management Associates, Inc.—Class A* (Healthcare-Services)	810	7,371
Health Net, Inc.* (Healthcare-Services)	324	9,244
HEALTHSOUTH Corp.* (Healthcare-Services)	324	7,329
HealthSpring, Inc.* (Healthcare-Services)	162	4,923
Henry Schein, Inc.* (Healthcare-Products)	270	17,728
Hill-Rom Holdings, Inc. (Healthcare-Products)	216	8,742
HMS Holdings Corp.* (Commercial Services)	108	6,949
Hologic, Inc.* (Healthcare-Products)	810	16,135
Hospira, Inc.* (Pharmaceuticals)	540	29,824
Human Genome Sciences, Inc.* (Biotechnology)	594	14,410
Humana, Inc.* (Healthcare-Services)	540	31,304
IDEXX Laboratories, Inc.* (Healthcare-Products)	162	11,615
Illumina, Inc.* (Biotechnology)	378	26,211
Immucor, Inc.* (Healthcare-Products)	216	4,270
Incyte, Corp.* (Biotechnology)	378	5,572
Intuitive Surgical, Inc.* (Healthcare-Products)	108	34,874
Invacare Corp. (Healthcare-Products)	108	2,985
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	324	2,948
Johnson & Johnson (Healthcare-Products)	8,856	529,323
Kinetic Concepts, Inc.* (Healthcare-Products)	216	9,964
King Pharmaceuticals, Inc.* (Pharmaceuticals)	810	11,534
Laboratory Corp. of America Holdings* (Healthcare-Services)	324	29,131
Life Technologies Corp.* (Biotechnology)	594	32,248
LifePoint Hospitals, Inc.* (Healthcare-Services)	162	5,702
Lincare Holdings, Inc. (Healthcare-Services)	324	8,764
Magellan Health Services, Inc.* (Healthcare-Services)	108	5,228
Masimo Corp. (Healthcare-Products)	162	4,856
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,350	82,377
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	162	4,120
Mednax, Inc.* (Healthcare-Services)	162	10,716
Medtronic, Inc. (Healthcare-Products)	3,456	132,434
Merck & Co., Inc. (Pharmaceuticals)	9,828	325,995
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,404	32,517
Myriad Genetics, Inc.* (Biotechnology)	324	6,467
Nektar Therapeutics* (Biotechnology)	324	3,632
NuVasive, Inc.* (Healthcare-Products)	108	3,018
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	216	7,622
Owens & Minor, Inc. (Distribution/Wholesale)	216	6,379
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	108	3,858
PAREXEL International Corp.* (Commercial Services)	162	3,760
Patterson Cos., Inc. (Healthcare-Products)	324	10,711
PDL BioPharma, Inc. (Biotechnology)	432	2,134
Perrigo Co. (Pharmaceuticals)	270	19,640
Pfizer, Inc. (Pharmaceuticals)	25,812	470,295
Pharmaceutical Product Development, Inc. (Commercial Services)	378	11,015
PSS World Medical, Inc.* (Healthcare-Products)	162	3,860
Quest Diagnostics, Inc. (Healthcare-Services)	432	24,602
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	216	7,275
ResMed, Inc.* (Healthcare-Products)	486	15,304
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	162	6,637
Savient Pharmaceuticals, Inc.* (Biotechnology)	216	1,994
Sirona Dental Systems, Inc.* (Healthcare-Products)	108	4,732
St. Jude Medical, Inc.* (Healthcare-Products)	1,080	43,740
STERIS Corp. (Healthcare-Products)	162	5,641
Stryker Corp. (Healthcare-Products)	972	55,948
Talecris Biotherapeutics Holdings Corp.* (Pharmaceuticals)	216	5,292
Techne Corp. (Healthcare-Products)	108	7,447
Teleflex, Inc. (Miscellaneous Manufacturing)	108	6,191
Tenet Healthcare Corp.* (Healthcare-Services)	1,512	10,055

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 117

Common Stocks, continued
	Shares	Value

Theravance, Inc.* (Pharmaceuticals)	216	$4,545
Thermo Fisher Scientific, Inc.* (Electronics)	1,296	74,222
Thoratec Corp.* (Healthcare-Products)	162	3,822
United Therapeutics Corp.* (Pharmaceuticals)	162	11,013
UnitedHealth Group, Inc. (Healthcare-Services)	3,618	148,519
Universal Health Services, Inc.—Class B (Healthcare-Services)	270	11,367
Varian Medical Systems, Inc.* (Healthcare-Products)	378	25,541
Vertex Pharmaceuticals, Inc.* (Biotechnology)	648	25,201
Warner Chilcott PLC—Class A (Pharmaceuticals)	378	9,068
Waters Corp.* (Electronics)	324	24,750
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	432	23,553
WellCare Health Plans, Inc.* (Healthcare-Services)	162	4,844
WellPoint, Inc.* (Healthcare-Services)	1,296	80,508
West Pharmaceutical Services, Inc. (Healthcare-Products)	108	4,319
Zimmer Holdings, Inc.* (Healthcare-Products)	648	38,336

TOTAL COMMON STOCKS
(Cost $3,663,623)		4,561,716

Repurchase Agreements (24.9%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $141,001 (Collateralized by $142,700 U.S. Treasury Notes, 1.00%, 9/30/11, total value $143,938)	$141,000	$141,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $438,002 (Collateralized by $441,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $452,243)	438,000	438,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $850,004 (Collateralized by $871,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 1.00%–4.50%, 2/28/11-3/3/14, total value $872,517)	850,000	850,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $52,000 (Collateralized by $60,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $59,924)	52,000	52,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,481,000)		1,481,000

TOTAL INVESTMENT SECURITIES
(Cost $5,144,623)—101.4%		6,042,716
Net other assets (liabilities)—(1.4)%		(80,947)

NET ASSETS—100.0%		$5,961,769

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $572,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$1,865,850	$(29,182)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	2,536,998	(37,208)

		$(66,390)

Health Care UltraSector ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Biotechnology	$533,050	8.9%
Commercial Services	29,014	0.5%
Distribution/Wholesale	6,379	0.1%
Electronics	98,972	1.7%
Healthcare-Products	1,457,296	24.4%
Healthcare-Services	529,861	8.9%
Insurance	36,305	0.6%
Miscellaneous Manufacturing	6,191	0.1%
Pharmaceuticals	1,864,648	31.3%
Other**	1,400,053	23.5%

Total	$5,961,769	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

118 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks (74.4%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	6,264	$550,731
AAR Corp.* (Aerospace/Defense)	348	9,323
ABM Industries, Inc. (Commercial Services)	348	8,944
Accenture PLC—Class A (Computers)	6,090	313,452
Actuant Corp.—Class A (Miscellaneous Manufacturing)	696	19,300
Acuity Brands, Inc. (Miscellaneous Manufacturing)	348	19,210
Aecom Technology Corp.* (Engineering & Construction)	1,044	30,558
AGCO Corp.* (Machinery-Diversified)	870	44,109
Agilent Technologies, Inc.* (Electronics)	3,306	138,290
Alexander & Baldwin, Inc. (Transportation)	348	13,962
Alliance Data Systems Corp.* (Commercial Services)	522	36,926
Alliant Techsystems, Inc.* (Aerospace/Defense)	348	26,364
American Superconductor Corp.* (Electrical Components & Equipment)	348	9,490
Ametek, Inc. (Electrical Components & Equipment)	1,566	63,861
Amphenol Corp.—Class A (Electronics)	1,740	96,292
Anixter International, Inc. (Telecommunications)	348	22,018
AptarGroup, Inc. (Miscellaneous Manufacturing)	522	25,087
Arkansas Best Corp. (Transportation)	174	4,446
Arrow Electronics, Inc.* (Electronics)	1,044	39,463
ArvinMeritor, Inc.* (Auto Parts & Equipment)	870	19,018
Astec Industries, Inc.* (Machinery-Construction & Mining)	174	5,237
Automatic Data Processing, Inc. (Software)	4,698	225,034
Avnet, Inc.* (Electronics)	1,392	49,583
AVX Corp. (Electronics)	522	8,185
Babcock & Wilcox Co.* (Machinery-Diversified)	1,044	30,537
Ball Corp. (Packaging & Containers)	870	61,883
BE Aerospace, Inc.* (Aerospace/Defense)	870	33,660
Belden, Inc. (Electrical Components & Equipment)	522	18,145
Bemis Co., Inc. (Packaging & Containers)	1,044	33,982
Benchmark Electronics, Inc.* (Electronics)	522	9,913
Black Box Corp. (Telecommunications)	174	6,123
Boeing Co. (Aerospace/Defense)	6,264	435,223
Brady Corp.—Class A (Electronics)	522	17,096
Broadridge Financial Solutions, Inc. (Software)	1,044	23,897
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	696	63,169
C.H. Robinson Worldwide, Inc. (Transportation)	1,566	120,723
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	522	19,685
Caterpillar, Inc. (Machinery-Construction & Mining)	5,394	523,272
Ceradyne, Inc.* (Miscellaneous Manufacturing)	174	6,165
Checkpoint Systems, Inc.* (Electronics)	348	7,193
Cintas Corp. (Textiles)	1,218	34,177
Clarcor, Inc. (Miscellaneous Manufacturing)	522	22,540
Clean Harbors, Inc.* (Environmental Control)	174	15,667
Cognex Corp. (Machinery-Diversified)	348	10,906
Coinstar, Inc.* (Commercial Services)	348	14,404
Con-way, Inc. (Transportation)	522	17,758
Convergys Corp.* (Commercial Services)	1,044	14,867
Cooper Industries PLC (Miscellaneous Manufacturing)	1,566	95,933
CoreLogic, Inc. (Commercial Services)	1,044	20,932
Corrections Corp. of America* (Commercial Services)	1,044	25,902
Crane Co. (Miscellaneous Manufacturing)	522	23,182
Crown Holdings, Inc.* (Packaging & Containers)	1,566	52,242
CSX Corp. (Transportation)	3,654	257,972
Cummins, Inc. (Machinery-Diversified)	1,740	184,231
Curtiss-Wright Corp. (Aerospace/Defense)	522	18,113
Danaher Corp. (Miscellaneous Manufacturing)	4,872	224,404
Deere & Co. (Machinery-Diversified)	4,002	363,782
Deluxe Corp. (Commercial Services)	522	12,763
Dionex Corp.* (Electronics)	174	20,529
Donaldson Co., Inc. (Miscellaneous Manufacturing)	696	40,786
Dover Corp. (Miscellaneous Manufacturing)	1,740	111,534
Eagle Materials, Inc.—Class A (Building Materials)	348	10,092
Eaton Corp. (Miscellaneous Manufacturing)	1,566	169,065
EMCOR Group, Inc.* (Engineering & Construction)	696	21,075
Emerson Electric Co. (Electrical Components & Equipment)	7,134	420,050
EnerSys* (Electrical Components & Equipment)	522	17,132
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	174	6,313
Esterline Technologies Corp.* (Aerospace/Defense)	348	24,771
Euronet Worldwide, Inc.* (Commercial Services)	522	9,547
Expeditors International of Washington, Inc. (Transportation)	2,088	105,799
Fastenal Co. (Distribution/Wholesale)	1,392	80,820
FedEx Corp. (Transportation)	2,784	251,451
Fidelity National Information Services, Inc. (Software)	2,436	74,127
Fiserv, Inc.* (Software)	1,392	85,984
Flextronics International, Ltd.* (Electronics)	7,482	59,781
FLIR Systems, Inc.* (Electronics)	1,566	48,609
Flowserve Corp. (Machinery-Diversified)	522	65,245
Fluor Corp. (Engineering & Construction)	1,740	120,391
Fortune Brands, Inc. (Household Products/Wares)	1,392	85,859
Forward Air Corp. (Transportation)	348	9,713
Foster Wheeler AG* (Engineering & Construction)	1,218	44,835
FTI Consulting, Inc.* (Commercial Services)	522	19,037
G & K Services, Inc. (Textiles)	174	5,451
Gardner Denver, Inc. (Machinery-Diversified)	522	37,657
GATX Corp. (Trucking & Leasing)	348	11,571
Genco Shipping & Trading, Ltd.* (Transportation)	348	4,023
General Cable Corp.* (Electrical Components & Equipment)	522	19,319
General Dynamics Corp. (Aerospace/Defense)	2,958	223,033
General Electric Co. (Miscellaneous Manufacturing)	101,964	2,053,555
Genesee & Wyoming, Inc.—Class A* (Transportation)	348	18,009
Genpact, Ltd.* (Commercial Services)	1,044	15,796
Global Payments, Inc. (Software)	696	32,879
Goodrich Corp. (Aerospace/Defense)	1,218	110,375
Graco, Inc. (Machinery-Diversified)	522	22,175
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,218	25,578
Granite Construction, Inc. (Engineering & Construction)	348	8,992
Greif, Inc.—Class A (Packaging & Containers)	174	10,971
Harsco Corp. (Miscellaneous Manufacturing)	696	22,460
Heartland Express, Inc. (Transportation)	522	8,365
Hexcel Corp.* (Aerospace/Defense Equipment)	870	16,547
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,786	380,084
Hub Group, Inc.—Class A* (Transportation)	348	12,103
See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 119

Common Stocks, continued
	Shares	Value

Hubbell, Inc.—Class B (Electrical Components & Equipment)	522	$31,967
IDEX Corp. (Machinery-Diversified)	696	27,603
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,176	223,374
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	3,132	147,830
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	348	9,573
Iron Mountain, Inc. (Commercial Services)	1,740	42,439
Itron, Inc.* (Electronics)	348	20,191
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,740	102,521
J.B. Hunt Transport Services, Inc. (Transportation)	870	35,670
Jabil Circuit, Inc. (Electronics)	1,914	38,682
Jack Henry & Associates, Inc. (Computers)	870	25,717
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,218	62,569
Joy Global, Inc. (Machinery-Construction & Mining)	1,044	91,016
Kaman Corp. (Aerospace/Defense)	174	5,122
Kansas City Southern Industries, Inc.* (Transportation)	1,044	52,179
Kaydon Corp. (Metal Fabricate/Hardware)	348	13,471
KBR, Inc. (Engineering & Construction)	1,566	50,269
Kennametal, Inc. (Hand/Machine Tools)	870	35,322
Kirby Corp.* (Transportation)	522	24,398
Knight Transportation, Inc. (Transportation)	522	9,949
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,044	81,693
Landstar System, Inc. (Transportation)	522	21,626
Lender Processing Services, Inc. (Diversified Financial Services)	870	27,614
Lennox International, Inc. (Building Materials)	522	25,651
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	348	23,567
Littelfuse, Inc. (Electrical Components & Equipment)	174	8,923
Lockheed Martin Corp. (Aerospace/Defense)	2,784	221,606
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,218	12,229
Manitowoc Co. (Machinery-Diversified)	1,218	16,358
Manpower, Inc. (Commercial Services)	696	44,941
ManTech International Corp.—Class A* (Software)	174	6,996
Martin Marietta Materials (Building Materials)	348	29,058
Masco Corp. (Building Materials)	3,480	46,354
McDermott International, Inc.* (Engineering & Construction)	2,262	47,004
MDU Resources Group, Inc. (Electric)	1,740	36,940
MeadWestvaco Corp. (Forest Products & Paper)	1,566	44,835
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	348	51,918
Mine Safety Appliances Co. (Environmental Control)	348	10,851
Molex, Inc. (Electrical Components & Equipment)	696	18,200
Molex, Inc.—Class A (Electrical Components & Equipment)	696	15,145
Monster Worldwide, Inc.* (Internet)	1,218	20,280
Moog, Inc.—Class A* (Aerospace/Defense)	348	14,839
MSC Industrial Direct Co.—Class A (Retail)	348	20,682
Mueller Industries, Inc. (Metal Fabricate/Hardware)	348	11,380
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,392	5,568
Nalco Holding Co. (Environmental Control)	1,218	37,100
National Instruments Corp. (Computers)	522	22,086
Navigant Consulting Co.* (Commercial Services)	522	5,319
Navistar International Corp.* (Auto Manufacturers)	522	33,852
NeuStar, Inc.* (Telecommunications)	696	18,674
Nordson Corp. (Machinery-Diversified)	348	32,124
Norfolk Southern Corp. (Transportation)	3,480	212,941
Northrop Grumman Corp. (Aerospace/Defense)	2,610	180,873
Old Dominion Freight Line, Inc.* (Transportation)	348	11,195
Orbital Sciences Corp.* (Aerospace/Defense)	522	8,905
Oshkosh Truck Corp.* (Auto Manufacturers)	870	32,982
Overseas Shipholding Group, Inc. (Transportation)	174	5,784
Owens Corning, Inc.* (Building Materials)	1,044	34,943
Owens-Illinois, Inc.* (Packaging & Containers)	1,566	46,181
PACCAR, Inc. (Auto Manufacturers)	3,480	196,585
Packaging Corp. of America (Packaging & Containers)	1,044	29,493
Pall Corp. (Miscellaneous Manufacturing)	1,044	57,848
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,566	140,016
Paychex, Inc. (Commercial Services)	3,132	100,224
Pentair, Inc. (Miscellaneous Manufacturing)	870	31,468
PerkinElmer, Inc. (Electronics)	1,044	26,706
PHH Corp.* (Commercial Services)	522	12,471
Plexus Corp.* (Electronics)	348	9,410
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,392	199,042
Quanex Building Products Corp. (Building Materials)	348	6,783
Quanta Services, Inc.* (Commercial Services)	1,914	45,419
R.R. Donnelley & Sons Co. (Commercial Services)	1,914	33,916
Raytheon Co. (Aerospace/Defense)	3,654	182,663
Regal-Beloit Corp. (Hand/Machine Tools)	348	23,226
Republic Services, Inc. (Environmental Control)	2,958	91,225
Resources Connection, Inc. (Commercial Services)	522	10,461
Robert Half International, Inc. (Commercial Services)	1,392	43,653
Rock-Tenn Co.—Class A (Forest Products & Paper)	348	23,229
Rockwell Automation, Inc. (Machinery-Diversified)	1,392	112,766
Rockwell Collins, Inc. (Aerospace/Defense)	1,566	100,443
Roper Industries, Inc. (Miscellaneous Manufacturing)	870	67,590
Ryder System, Inc. (Transportation)	522	25,098
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	174	10,736
Sealed Air Corp. (Packaging & Containers)	1,566	41,797
Shaw Group, Inc.* (Engineering & Construction)	870	32,860
Sherwin-Williams Co. (Chemicals)	870	73,715
Silgan Holdings, Inc. (Packaging & Containers)	522	19,486
Simpson Manufacturing Co., Inc. (Building Materials)	348	10,353
Smith Corp. (Miscellaneous Manufacturing)	348	14,898
Smurfit-Stone Container Corp.* (Packaging & Containers)	870	32,494
Sonoco Products Co. (Packaging & Containers)	870	30,928
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	1,044	24,659

See accompanying notes to the financial statements.

120 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks, continued
	Shares	Value

SPX Corp. (Miscellaneous Manufacturing)	522	$40,914
Stericycle, Inc.* (Environmental Control)	870	68,286
Teekay Shipping Corp. (Transportation)	348	11,783
Teledyne Technologies, Inc.* (Aerospace/Defense)	348	16,464
TeleTech Holdings, Inc.* (Commercial Services)	348	7,451
Temple-Inland, Inc. (Forest Products & Paper)	1,044	25,046
Terex Corp.* (Machinery—Construction & Mining)	1,044	33,857
Tetra Tech, Inc.* (Environmental Control)	522	12,082
Texas Industries, Inc. (Building Materials)	174	6,913
Textron, Inc. (Miscellaneous Manufacturing)	2,610	68,617
The Brink’s Co. (Miscellaneous Manufacturing)	522	14,094
The Corporate Executive Board Co. (Commercial Services)	348	13,523
The Geo Group, Inc.* (Commercial Services)	696	16,544
The Timken Co. (Metal Fabricate/Hardware)	696	32,726
Thomas & Betts Corp.* (Electronics)	522	26,826
Toro Co. (Housewares)	348	21,165
Total System Services, Inc. (Software)	1,914	33,323
Towers Watson & Co.—Class A (Commercial Services)	522	28,465
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	348	26,963
Trimble Navigation, Ltd.* (Electronics)	1,218	56,125
Trinity Industries, Inc. (Miscellaneous Manufacturing)	696	19,411
Triumph Group, Inc. (Aerospace/Defense)	174	16,709
TrueBlue, Inc.* (Commercial Services)	348	5,937
Tyco Electronics, Ltd. (Electronics)	4,350	157,600
Tyco International, Ltd. (Miscellaneous Manufacturing)	4,698	210,611
Union Pacific Corp. (Transportation)	4,698	444,572
United Parcel Service, Inc.—Class B (Transportation)	6,786	486,013
United Rentals, Inc.* (Commercial Services)	522	13,911
United Stationers, Inc.* (Distribution/Wholesale)	174	10,837
United Technologies Corp. (Aerospace/Defense)	8,178	664,871
URS Corp.* (Engineering & Construction)	870	38,671
USG Corp.* (Building Materials)	696	11,289
UTI Worldwide, Inc. (Transportation)	1,044	22,864
Valmont Industries, Inc. (Metal Fabricate/Hardware)	174	16,172
Valspar Corp. (Chemicals)	870	32,512
Veeco Instruments, Inc.* (Semiconductors)	348	15,054
Verisk Analytics, Inc.—Class A* (Commercial Services)	1,218	41,205
Vishay Intertechnology, Inc.* (Electronics)	1,566	25,839
VistaPrint N.V.* (Commercial Services)	348	17,623
Vulcan Materials Co. (Building Materials)	1,044	44,433
W.W. Grainger, Inc. (Distribution/Wholesale)	522	68,627
Wabtec Corp. (Machinery-Diversified)	522	28,292
Waste Connections, Inc. (Environmental Control)	1,044	30,245
Waste Management, Inc. (Environmental Control)	4,176	158,145
Watsco, Inc. (Distribution/Wholesale)	174	10,913
Werner Enterprises, Inc. (Transportation)	522	12,867
WESCO International, Inc.* (Distribution/Wholesale)	348	19,505
Weyerhaeuser Co. (Forest Products & Paper)	5,046	116,966
Woodward, Inc. (Electronics)	522	17,604
World Fuel Services Corp. (Retail)	696	26,128
Wright Express Corp.* (Commercial Services)	348	16,467
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	522	20,306

TOTAL COMMON STOCKS
(Cost $15,813,260)		17,382,918

Repurchase Agreements (25.4%)
	Principal Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $568,002 (Collateralized by $574,500 U.S. Treasury Notes, 1.00%, 9/30/11, total value $579,484)	$568,000	$568,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,748,007 (Collateralized by $1,805,000 Federal Home Loan Mortgage Corp., 2.56%, 9/7/17, total value $1,783,518)	1,748,000	1,748,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $3,412,016 (Collateralized by $3,488,000 of various U.S. Government Agency Obligations, 0.95%–1.00%, 5/3/13-3/3/14, total value $3,490,368)	3,412,000	3,412,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $212,001 (Collateralized by $225,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $224,717)	212,000	212,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,940,000)		5,940,000

TOTAL INVESTMENT SECURITIES
(Cost $21,753,260)—99.8%		23,322,918
Net other assets (liabilities)—0.2%		40,860

NET ASSETS—100.0%		$23,363,778

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $2,728,000.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$5,417,349	$(3,032)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	12,128,783	(20,106)

		$(23,138)

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 121

Industrials UltraSector ProFund invested in the following industries as of January 31, 2011:

	Value	% of Net Assets

Aerospace/Defense	$2,399,709	10.3%
Aerospace/Defense Equipment	43,510	0.2%
Auto Manufacturers	263,419	1.1%
Auto Parts & Equipment	19,018	0.1%
Building Materials	225,869	1.0%
Chemicals	106,227	0.5%
Commercial Services	679,087	2.9%
Computers	361,255	1.5%
Distribution/Wholesale	190,702	0.8%
Diversified Financial Services	27,614	0.1%
Electric	36,940	0.2%
Electrical Components & Equipment	699,728	3.0%
Electronics	873,917	3.7%
Engineering & Construction	466,797	2.0%
Environmental Control	423,601	1.8%
Forest Products & Paper	222,305	0.9%
Hand/Machine Tools	82,115	0.3%
Household Products/Wares	85,859	0.4%
Housewares	21,165	0.1%
Internet	20,280	0.1%
Iron/Steel	10,736	NM
Machinery-Construction & Mining	716,551	3.1%
Machinery-Diversified	996,091	4.3%
Metal Fabricate/Hardware	278,359	1.2%
Miscellaneous Manufacturing	4,929,226	21.1%
Packaging & Containers	359,457	1.5%
Retail	46,810	0.2%
Semiconductors	15,054	0.1%
Software	482,240	2.1%
Telecommunications	46,815	0.2%
Textiles	39,628	0.2%
Transportation	2,201,263	9.4%
Trucking & Leasing	11,571	NM
Other**	5,980,860	25.6%

Total	$23,363,778	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

122 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks (78.8%)
	Shares	Value

Akamai Technologies, Inc.* (Internet)	19,264	$930,837
Allscripts Healthcare Solutions, Inc.* (Software)	35,392	747,125
Amazon.com, Inc.* (Internet)	11,872	2,013,966
Ariba, Inc.* (Internet)	22,400	629,216
Blue Nile, Inc.* (Internet)	6,272	356,563
Check Point Software Technologies, Ltd.* (Internet)	20,384	908,107
Concur Technologies, Inc.* (Software)	10,304	525,813
Constant Contact, Inc.* (Internet)	11,648	326,028
DealerTrack Holdings, Inc.* (Internet)	17,024	336,479
Digital River, Inc.* (Internet)	11,872	376,817
E*TRADE Financial Corp.* (Diversified Financial Services)	39,424	652,861
EarthLink, Inc. (Internet)	41,216	351,573
eBay, Inc.* (Internet)	55,104	1,672,958
Ebix, Inc.* (Software)	14,560	328,328
Expedia, Inc. (Internet)	29,568	743,931
Google, Inc.—Class A* (Internet)	4,704	2,824,094
IAC/InterActiveCorp* (Internet)	18,816	532,305
Internap Network Services Corp.* (Internet)	38,976	284,135
j2 Global Communications, Inc.* (Internet)	14,336	395,674
Juniper Networks, Inc.* (Telecommunications)	36,736	1,363,640
Monster Worldwide, Inc.* (Internet)	25,760	428,904
Netflix, Inc.* (Internet)	4,928	1,054,986
NETGEAR, Inc.* (Telecommunications)	12,096	419,187
NIC, Inc. (Internet)	30,464	311,647
Priceline.com, Inc.* (Internet)	3,360	1,439,827
Quest Software, Inc.* (Software)	17,472	451,127
RealNetworks, Inc.* (Internet)	61,600	231,616
Salesforce.com, Inc.* (Software)	8,512	1,099,240
Sapient Corp. (Internet)	34,272	409,550
Sonus Networks, Inc.* (Telecommunications)	108,864	299,376
TD Ameritrade Holding Corp. (Diversified Financial Services)	38,528	786,742
Tibco Software, Inc.* (Internet)	31,136	684,369
United Online, Inc. (Internet)	44,576	315,152
ValueClick, Inc.* (Internet)	25,536	357,759
VeriSign, Inc. (Internet)	23,744	798,986
Virnetx Holding Corp. (Internet)	29,792	375,379
Vocus, Inc.* (Internet)	10,528	272,991
WebMD Health Corp.* (Internet)	11,872	620,668
Websense, Inc.* (Internet)	16,352	313,304
Yahoo!, Inc.* (Internet)	81,984	1,321,582

TOTAL COMMON STOCKS
(Cost $20,604,108)		28,292,842

Repurchase Agreements (22.2%)
	Principal Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $761,003 (Collateralized by $769,600 U.S. Treasury Notes, 1.00%, 9/30/11, total value $776,277)	$761,000	$761,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,339,010 (Collateralized by $2,416,000 Federal Home Loan Mortgage Corp., 2.56%, 9/7/17, total value $2,387,246)	2,339,000	2,339,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $4,569,022 (Collateralized by $4,660,000 of various U.S. Government Agency Obligations, 0.95%–1.00%, 5/3/13-3/3/14, total value $4,663,602)	4,569,000	4,569,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $284,001 (Collateralized by $300,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $299,622)	284,000	284,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,953,000)		7,953,000

TOTAL INVESTMENT SECURITIES
(Cost $28,557,108)—101.0%		36,245,842
Net other assets (liabilities)—(1.0)%		(368,391)

NET ASSETS—100.0%		$35,877,451

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $4,056,000.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$6,495,654	$(16,118)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	19,044,447	(12,285)

		$(28,403)

Internet UltraSector ProFund invested in the following industries as of January 31, 2011:

	Value	% of Net Assets

Diversified Financial Services	$1,439,603	4.0%
Internet	21,619,403	60.2%
Software	3,151,633	8.8%
Telecommunications	2,082,203	5.8%
Other**	7,584,609	21.2%

Total	$35,877,451	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Mobile Telecommunications UltraSector ProFund :: 123

Common Stocks (59.8%)
	Shares	Value

American Tower Corp.* (Telecommunications)	10,944	$556,612
Crown Castle International Corp.* (Telecommunications)	6,720	283,382
Leap Wireless International, Inc.* (Telecommunications)	1,728	24,157
MetroPCS Communications, Inc.* (Telecommunications)	6,912	89,372
NII Holdings, Inc.—Class B* (Telecommunications)	4,608	193,444
SBA Communications Corp.—Class A* (Telecommunications)	3,072	125,338
Sprint Nextel Corp.* (Telecommunications)	80,448	363,625
Telephone & Data Systems, Inc. (Telecommunications)	1,344	48,048
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	1,152	35,505
US Cellular Corp.* (Telecommunications)	384	18,716

TOTAL COMMON STOCKS
(Cost $1,182,236)		1,738,199

Repurchase Agreements (19.2%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $52,000 (Collateralized by $52,700 U.S. Treasury Notes, 1.00%, 9/30/11, total value $53,157)	$52,000	$52,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $168,001 (Collateralized by $168,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $172,283)	168,000	168,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $319,002 (Collateralized by $330,000 Federal Home Loan Bank, 1.00%, 3/3/14, total value $330,563)	319,000	319,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $19,000 (Collateralized by $25,000 of various U.S. Government Agency Obligations, 0.25%–5.38%, 7/18/11-1/18/12, total value $25,102)	19,000	19,000

TOTAL REPURCHASE AGREEMENTS
(Cost $558,000)		558,000

TOTAL INVESTMENT SECURITIES
(Cost $1,740,236)—79.0%		2,296,199
Net other assets (liabilities)—21.0%		612,522

NET ASSETS—100.0%		$2,908,721

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $80,000.

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$311,333	$4,742
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	2,299,708	12,689

		$17,431

Mobile Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Telecommunications	$1,738,199	59.8%
Other**	1,170,522	40.2%

Total	$2,908,721	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

124 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks (75.8%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	21,780	$1,678,802
Apache Corp. (Oil & Gas)	16,170	1,930,051
Atlas Energy, Inc.* (Oil & Gas)	3,300	146,190
Atwood Oceanics, Inc.* (Oil & Gas)	2,310	93,370
Baker Hughes, Inc. (Oil & Gas Services)	18,810	1,288,673
Berry Petroleum Co.—Class A (Oil & Gas)	1,980	92,407
Bill Barrett Corp.* (Oil & Gas)	1,650	67,617
Brigham Exploration Co.* (Oil & Gas)	5,280	156,341
Bristow Group, Inc.* (Transportation)	1,650	84,959
Cabot Oil & Gas Corp. (Oil & Gas)	4,620	192,331
Cameron International Corp.* (Oil & Gas Services)	10,560	562,848
CARBO Ceramics, Inc. (Oil & Gas Services)	990	114,008
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,320	44,682
Chart Industries, Inc.* (Machinery-Diversified)	1,320	47,942
Chesapeake Energy Corp. (Oil & Gas)	28,380	838,061
Chevron Corp. (Oil & Gas)	88,110	8,364,282
Cimarex Energy Co. (Oil & Gas)	3,630	377,992
Complete Production Services, Inc.* (Oil & Gas Services)	3,300	92,202
Comstock Resources, Inc.* (Oil & Gas)	1,980	54,846
Concho Resources, Inc.* (Oil & Gas)	4,290	412,912
ConocoPhillips (Oil & Gas)	61,050	4,362,633
Continental Resources, Inc.* (Oil & Gas)	1,320	84,757
Core Laboratories N.V. (Oil & Gas Services)	1,980	180,695
Denbury Resources, Inc.* (Oil & Gas)	17,490	355,922
Devon Energy Corp. (Oil & Gas)	18,150	1,609,723
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,970	212,979
Dresser-Rand Group, Inc.* (Oil & Gas Services)	3,630	166,835
Dril-Quip, Inc.* (Oil & Gas Services)	1,320	101,798
El Paso Corp. (Pipelines)	31,020	492,598
Energen Corp. (Gas)	3,300	184,470
EOG Resources, Inc. (Oil & Gas)	11,220	1,193,696
EQT Corp. (Oil & Gas)	6,600	318,054
EXCO Resources, Inc. (Oil & Gas)	7,590	152,407
Exterran Holdings, Inc.* (Oil & Gas Services)	2,640	65,498
Exxon Mobil Corp. (Oil & Gas)	222,090	17,918,221
First Solar, Inc.* (Energy-Alternate Sources)	2,310	357,080
FMC Technologies, Inc.* (Oil & Gas Services)	5,280	496,320
Forest Oil Corp.* (Oil & Gas)	4,950	192,060
Frontier Oil Corp.* (Oil & Gas)	4,620	96,096
Global Industries, Ltd.* (Oil & Gas Services)	4,620	37,029
Halliburton Co. (Oil & Gas Services)	39,930	1,796,850
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,620	57,288
Helmerich & Payne, Inc. (Oil & Gas)	4,290	251,952
Hess Corp. (Oil & Gas)	12,870	1,082,624
Holly Corp. (Oil & Gas)	1,980	97,159
Key Energy Services, Inc.* (Oil & Gas Services)	6,270	83,454
Lufkin Industries, Inc. (Oil & Gas Services)	1,320	88,070
Marathon Oil Corp. (Oil & Gas)	31,350	1,432,695
Murphy Oil Corp. (Oil & Gas)	8,250	546,975
Nabors Industries, Ltd.* (Oil & Gas)	12,540	305,976
National Oilwell Varco, Inc. (Oil & Gas Services)	18,480	1,365,672
Newfield Exploration Co.* (Oil & Gas)	5,940	434,630
Noble Corp. (Oil & Gas)	11,220	429,165
Noble Energy, Inc. (Oil & Gas)	7,590	691,449
Occidental Petroleum Corp. (Oil & Gas)	35,640	3,445,675
Oceaneering International, Inc.* (Oil & Gas Services)	2,310	178,401
OGE Energy Corp. (Electric)	4,290	196,868
Oil States International, Inc.* (Oil & Gas Services)	2,310	156,526
Parker Drilling Co.* (Oil & Gas)	4,950	21,483
Patterson-UTI Energy, Inc. (Oil & Gas)	6,930	161,746
Penn Virginia Corp. (Oil & Gas)	1,980	34,412
Petrohawk Energy Corp.* (Oil & Gas)	13,200	264,660
Pioneer Natural Resources Co. (Oil & Gas)	3,960	376,834
Plains Exploration & Production Co.* (Oil & Gas)	6,270	221,958
Pride International, Inc.* (Oil & Gas)	6,930	225,225
QEP Resources, Inc. (Oil & Gas)	7,590	308,458
Quicksilver Resources, Inc.* (Oil & Gas)	5,280	79,253
Range Resources Corp. (Oil & Gas)	6,930	345,599
Rosetta Resources, Inc.* (Oil & Gas)	2,310	92,285
Rowan Cos., Inc.* (Oil & Gas)	5,610	192,311
SandRidge Energy, Inc.* (Oil & Gas)	16,500	122,760
Schlumberger, Ltd. (Oil & Gas Services)	60,060	5,344,739
SEACOR SMIT, Inc. (Oil & Gas Services)	990	104,633
SM Energy Co. (Oil & Gas)	2,640	164,102
Southern Union Co. (Gas)	5,280	141,082
Southwestern Energy Co.* (Oil & Gas)	15,180	599,610
Sunoco, Inc. (Oil & Gas)	5,280	224,136
SunPower Corp.—Class A* (Energy-Alternate Sources)	2,310	31,046
SunPower Corp.—Class B* (Electrical Components & Equipment)	1,980	26,136
Superior Energy Services, Inc.* (Oil & Gas Services)	3,300	115,896
Swift Energy Co.* (Oil & Gas)	1,980	84,467
Tesoro Petroleum Corp.* (Oil & Gas)	6,270	120,698
TETRA Technologies, Inc.* (Oil & Gas Services)	3,300	37,455
The Williams Cos., Inc. (Pipelines)	25,740	694,723
Tidewater, Inc. (Oil & Gas Services)	2,310	137,422
Transocean, Ltd.* (Oil & Gas)	14,190	1,134,207
Ultra Petroleum Corp.* (Oil & Gas)	6,600	315,018
Unit Corp.* (Oil & Gas)	1,980	101,376
Valero Energy Corp. (Oil & Gas)	24,750	627,660
Weatherford International, Ltd.* (Oil & Gas Services)	32,670	774,932
Whiting Petroleum Corp.* (Oil & Gas)	2,640	333,379

TOTAL COMMON STOCKS
(Cost $46,310,711)		71,420,517

Repurchase Agreements (23.3%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,097,008 (Collateralized by $2,120,600 U.S. Treasury Notes, 1.00%, 9/30/11, total value $2,138,999)	$2,097,000	$2,097,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $6,443,027 (Collateralized by $6,648,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $6,573,328)	6,443,000	6,443,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $12,594,059 (Collateralized by $12,193,000 of various U.S. Government Agency Obligations, 0.60%–5.05%, 5/24/12-1/26/15, total value $12,849,088)	12,594,000	12,594,000

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 125

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $785,003 (Collateralized by $810,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $808,981)	$785,000	$785,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,919,000)		21,919,000

TOTAL INVESTMENT SECURITIES
(Cost $68,229,711)—99.1%		93,339,517
Net other assets (liabilities)—0.9%		880,816

NET ASSETS—100.0%		$94,220,333

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $11,764,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$23,834,925	$745,335
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	46,146,905	1,525,424

		$2,270,759

Oil & Gas UltraSector ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Electric	$196,868	0.2%
Electrical Components & Equipment	26,136	NM
Energy - Alternate Sources	388,126	0.4%
Gas	325,552	0.3%
Machinery - Diversified	47,942	0.1%
Oil & Gas	55,816,369	59.2%
Oil & Gas Services	13,347,244	14.2%
Pipelines	1,187,321	1.3%
Transportation	84,959	0.1%
Other**	22,799,816	24.2%

Total	$94,220,333	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

126	::	Oil Equipment, Services & Distribution UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks (74.8%)
	Shares	Value

Atwood Oceanics, Inc.* (Oil & Gas)	4,046	$163,539
Baker Hughes, Inc. (Oil & Gas Services)	31,212	2,138,334
Bristow Group, Inc.* (Transportation)	2,601	133,926
Cameron International Corp.* (Oil & Gas Services)	17,918	955,029
CARBO Ceramics, Inc. (Oil & Gas Services)	1,445	166,406
Chart Industries, Inc.* (Machinery-Diversified)	2,023	73,475
Complete Production Services, Inc.* (Oil & Gas Services)	5,491	153,419
Core Laboratories N.V. (Oil & Gas Services)	3,179	290,116
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,913	352,311
Dresser-Rand Group, Inc.* (Oil & Gas Services)	6,069	278,931
Dril-Quip, Inc.* (Oil & Gas Services)	2,312	178,302
El Paso Corp. (Pipelines)	51,731	821,488
Exterran Holdings, Inc.* (Oil & Gas Services)	4,624	114,721
FMC Technologies, Inc.* (Oil & Gas Services)	8,959	842,146
Global Industries, Ltd.* (Oil & Gas Services)	7,514	60,225
Halliburton Co. (Oil & Gas Services)	66,759	3,004,155
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	7,803	96,757
Helmerich & Payne, Inc. (Oil & Gas)	7,225	424,324
Key Energy Services, Inc.* (Oil & Gas Services)	10,404	138,477
Lufkin Industries, Inc. (Oil & Gas Services)	2,312	154,257
Nabors Industries, Ltd.* (Oil & Gas)	20,808	507,715
National Oilwell Varco, Inc. (Oil & Gas Services)	30,634	2,263,853
Noble Corp. (Oil & Gas)	18,785	718,526
Oceaneering International, Inc.* (Oil & Gas Services)	4,046	312,473
OGE Energy Corp. (Electric)	7,225	331,555
Oil States International, Inc.* (Oil & Gas Services)	3,757	254,574
Parker Drilling Co.* (Oil & Gas)	8,381	36,374
Patterson-UTI Energy, Inc. (Oil & Gas)	11,271	263,065
Pride International, Inc.* (Oil & Gas)	11,560	375,700
Rowan Cos., Inc.* (Oil & Gas)	9,248	317,022
Schlumberger, Ltd. (Oil & Gas Services)	100,283	8,924,184
SEACOR SMIT, Inc. (Oil & Gas Services)	1,445	152,722
Superior Energy Services, Inc.* (Oil & Gas Services)	5,780	202,994
TETRA Technologies, Inc.* (Oil & Gas Services)	5,491	62,323
The Williams Cos., Inc. (Pipelines)	43,061	1,162,216
Tidewater, Inc. (Oil & Gas Services)	3,757	223,504
Transocean, Ltd.* (Oil & Gas)	23,409	1,871,081
Unit Corp.* (Oil & Gas)	3,468	177,562
Weatherford International, Ltd.* (Oil & Gas Services)	54,332	1,288,755

TOTAL COMMON STOCKS
(Cost $21,006,245)		29,986,536

Repurchase Agreements (22.1%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $848,003 (Collateralized by $857,600 U.S. Treasury Notes, 1.00%, 9/30/11, total value $865,041)	$848,000	$848,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,610,011 (Collateralized by $2,696,000 Federal Home Loan Mortgage Corp., 2.56%, 9/7/17, total value $2,663,913)	2,610,000	2,610,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $5,095,024 (Collateralized by $5,197,000 of various U.S. Government Agency Obligations, 0.60%–1.00%, 5/24/12-3/3/14, total value $5,204,167)	5,095,000	5,095,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $317,001 (Collateralized by $330,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $329,585)	317,000	317,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,870,000)		8,870,000

TOTAL INVESTMENT SECURITIES
(Cost $29,876,245)—96.9%		38,856,536
Net other assets (liabilities)—3.1%		1,243,850

NET ASSETS—100.0%		$40,100,386

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $3,836,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$8,781,959	$538,706
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	21,392,120	1,188,399

		$1,727,105

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: Oil Equipment, Services & Distribution UltraSector ProFund	::	127
January 31, 2011 (unaudited)	::

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Electric	$331,555	0.8%
Machinery-Diversified	73,475	0.2%
Oil & Gas	5,207,219	13.0%
Oil & Gas Services	22,256,657	55.5%
Pipelines	1,983,704	5.0%
Transportation	133,926	0.3%
Other**	10,113,850	25.2%

Total	$40,100,386	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

128 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks (63.6%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	3,384	$152,821
Alkermes, Inc.* (Pharmaceuticals)	216	2,789
Allergan, Inc. (Pharmaceuticals)	672	47,450
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	96	2,178
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,792	95,483
Cephalon, Inc.* (Pharmaceuticals)	168	9,925
Eli Lilly & Co. (Pharmaceuticals)	2,160	75,103
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	240	7,973
Forest Laboratories, Inc.* (Pharmaceuticals)	624	20,130
Hospira, Inc.* (Pharmaceuticals)	360	19,883
Johnson & Johnson (Healthcare-Products)	6,096	364,358
King Pharmaceuticals, Inc.* (Pharmaceuticals)	552	7,860
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	120	3,052
Merck & Co., Inc. (Pharmaceuticals)	6,768	224,494
Mylan Laboratories, Inc.* (Pharmaceuticals)	960	22,234
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	72	2,572
Perrigo Co. (Pharmaceuticals)	192	13,966
Pfizer, Inc. (Pharmaceuticals)	17,736	323,150
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	120	4,916
Talecris Biotherapeutics Holdings Corp.* (Pharmaceuticals)	144	3,528
Theravance, Inc.* (Pharmaceuticals)	144	3,030
Warner Chilcott PLC—Class A (Pharmaceuticals)	264	6,333
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	288	15,702

TOTAL COMMON STOCKS
(Cost $1,178,946)		1,428,930

Repurchase Agreements (21.6%)
	Principal Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $46,000 (Collateralized by $46,600 U.S. Treasury Notes, 1.00%, 9/30/11, total value $47,004)	$46,000	$46,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $144,001 (Collateralized by $144,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $147,671)	144,000	144,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $279,001 (Collateralized by $290,000 Federal Home Loan Bank, 1.00%, 3/3/14, total value $290,495)	279,000	279,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $17,000 (Collateralized by $17,200 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 1.00%–5.38%, 7/18/11-9/30/11, total value $17,433)	17,000	17,000

TOTAL REPURCHASE AGREEMENTS
(Cost $486,000)		486,000

TOTAL INVESTMENT SECURITIES
(Cost $1,664,946)—85.2%		1,914,930
Net other assets (liabilities)—14.8%		332,052

NET ASSETS—100.0%		$2,246,982

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $150,000.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$390,183	$(11,313)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	1,550,208	(31,285)

		$(42,598)

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2011:

	Value	% of Net Assets

Healthcare-Products	$366,536	16.3%
Pharmaceuticals	1,062,394	47.3%
Other**	818,052	36.4%

Total	$2,246,982	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 129

Repurchase Agreements (106.0%)
	Principal Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $6,516,025 (Collateralized by $6,588,900 U.S. Treasury Notes, 1.00%, 9/30/11, total value $6,646,066)	$6,516,000	$6,516,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $19,983,083 (Collateralized by $20,470,000 of various U.S. Government Agency Obligations, 0.19%‡–2.56%, 8/8/11-9/7/17, total value $20,384,096)	19,983,000	19,983,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $39,102,185 (Collateralized by $37,184,000 of various U.S. Government Agency Obligations, 0.60%–5.05%, 5/24/12-1/26/15, total value $39,886,250)	39,102,000	39,102,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,442,010 (Collateralized by $2,500,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $2,496,854)	2,442,000	2,442,000

TOTAL REPURCHASE AGREEMENTS
(Cost $68,043,000)		68,043,000

TOTAL INVESTMENT SECURITIES
(Cost $68,043,000)—106.0%		68,043,000
Net other assets (liabilities)—(6.0)%		(3,874,800)

NET ASSETS—100.0%		$64,168,200

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $19,771,000.
‡	Represents the effective yield or interest rate in effect at January 31, 2011.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$37,932,427	$174,570
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	58,301,086	306,039

		$480,609

See accompanying notes to the financial statements.

130 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks (81.2%)
	Shares	Value

Alexandria Real Estate Equities, Inc. (REIT)	4,392	$338,360
AMB Property Corp. (REIT)	13,176	442,055
American Campus Communities, Inc. (REIT)	5,307	171,628
Annaly Mortgage Management, Inc. (REIT)	54,534	972,341
Apartment Investment and Management Co.—Class A (REIT)	9,150	233,874
Avalonbay Communities, Inc. (REIT)	6,771	784,962
BioMed Realty Trust, Inc. (REIT)	10,248	182,927
Boston Properties, Inc. (REIT)	10,980	1,036,183
Brandywine Realty Trust (REIT)	10,614	123,122
BRE Properties, Inc.—Class A (REIT)	4,941	220,616
Brookfield Properties Corp. (Real Estate)	20,313	357,306
Camden Property Trust (REIT)	5,490	304,311
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	23,058	511,657
CBL & Associates Properties, Inc. (REIT)	10,797	184,197
Chimera Investment Corp. (REIT)	79,239	332,804
Colonial Properties Trust (REIT)	6,039	115,888
CommonWealth REIT (REIT)	5,674	151,312
Corporate Office Properties Trust (REIT)	5,124	187,282
DCT Industrial Trust, Inc. (REIT)	16,653	92,258
Developers Diversified Realty Corp. (REIT)	15,189	206,570
DiamondRock Hospitality Co.* (REIT)	12,078	146,506
Digital Realty Trust, Inc. (REIT)	7,137	388,253
Douglas Emmett, Inc. (REIT)	9,699	178,753
Duke Realty Corp. (REIT)	19,764	270,767
DuPont Fabros Technology, Inc. (REIT)	4,575	104,859
EastGroup Properties, Inc. (REIT)	2,196	95,724
Entertainment Properties Trust (REIT)	3,660	168,470
Equity Lifestyle Properties, Inc. (REIT)	2,379	135,318
Equity Residential (REIT)	22,326	1,209,846
Essex Property Trust, Inc. (REIT)	2,379	275,964
Federal Realty Investment Trust (REIT)	4,758	382,686
Forest City Enterprises, Inc.—Class A* (Real Estate)	9,516	160,916
Forestar Group, Inc.* (Real Estate)	2,745	51,222
Franklin Street Properties Corp. (REIT)	5,673	85,038
General Growth Properties, Inc. (REIT)	30,927	458,032
Hatteras Financial Corp. (REIT)	4,392	125,523
HCP, Inc. (REIT)	28,548	1,058,845
Health Care REIT, Inc. (REIT)	11,346	556,862
Healthcare Realty Trust, Inc. (REIT)	5,124	107,604
Highwoods Properties, Inc. (REIT)	5,673	185,904
Home Properties, Inc. (REIT)	2,928	163,031
Hospitality Properties Trust (REIT)	9,699	241,214
Host Hotels & Resorts, Inc. (REIT)	51,789	958,614
Jones Lang LaSalle, Inc. (Real Estate)	3,294	291,980
Kilroy Realty Corp. (REIT)	4,026	153,552
Kimco Realty Corp. (REIT)	31,659	572,711
LaSalle Hotel Properties (REIT)	5,490	152,457
Lexington Realty Trust (REIT)	8,784	74,400
Liberty Property Trust (REIT)	8,967	311,783
Mack-Cali Realty Corp. (REIT)	6,222	217,894
MFA Financial, Inc. (REIT)	22,143	180,908
Mid-America Apartment Communities, Inc. (REIT)	2,745	174,994
National Retail Properties, Inc. (REIT)	6,588	163,712
Nationwide Health Properties, Inc. (REIT)	10,614	398,556
OMEGA Healthcare Investors, Inc. (REIT)	7,686	171,244
Piedmont Office Realty Trust, Inc.—Class A (REIT)	10,431	206,325
Plum Creek Timber Co., Inc. (Forest Products & Paper)	12,810	536,355
Post Properties, Inc. (REIT)	3,843	142,306
Potlatch Corp. (Forest Products & Paper)	3,111	115,574
ProLogis (REIT)	44,835	668,938
Public Storage, Inc. (REIT)	11,163	1,216,544
Rayonier, Inc. (Forest Products & Paper)	6,222	368,405
Realty Income Corp. (REIT)	9,150	319,884
Redwood Trust, Inc. (REIT)	5,490	82,185
Regency Centers Corp. (REIT)	6,405	276,120
Senior Housing Properties Trust (REIT)	10,065	225,657
Simon Property Group, Inc. (REIT)	23,058	2,339,234
SL Green Realty Corp. (REIT)	6,222	452,713
St. Joe Co.* (Real Estate)	7,137	195,625
Sunstone Hotel Investors, Inc.* (REIT)	9,333	95,290
Tanger Factory Outlet Centers, Inc. (REIT)	6,222	162,456
Taubman Centers, Inc. (REIT)	4,209	220,341
The Macerich Co. (REIT)	10,248	498,668
UDR, Inc. (REIT)	14,274	335,153
Ventas, Inc. (REIT)	12,261	679,995
Vornado Realty Trust (REIT)	14,091	1,241,276
Washington REIT (REIT)	5,124	157,204
Weingarten Realty Investors (REIT)	9,333	228,845

TOTAL COMMON STOCKS
(Cost $21,169,959)		28,088,888

Repurchase Agreements (18.0%)
	Principal Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $596,002 (Collateralized by $602,800 U.S. Treasury Notes, 1.00%, 9/30/11, total value $608,030)	$596,000	$596,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,836,008 (Collateralized by $1,886,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $1,857,995)	1,836,000	1,836,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $3,583,017 (Collateralized by $3,655,000 of various U.S. Government Agency Obligations, 0.95%–1.00%, 5/3/13-3/3/14, total value $3,650,825)	3,583,000	3,583,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $222,001 (Collateralized by $235,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $234,704)	222,000	222,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,237,000)		6,237,000

TOTAL INVESTMENT SECURITIES
(Cost $27,406,959)—99.2%		34,325,888
Net other assets (liabilities)—0.8%		266,359

NET ASSETS—100.0%		$34,592,247

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $3,974,000.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 131

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$12,143,550	$260,991
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	11,548,874	253,057

		$514,048

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2011:

	Value	% of Net Assets

Forest Products & Paper	$1,020,334	3.0%
REIT	25,499,848	73.7%
Real Estate	1,568,706	4.5%
Other**	6,503,359	18.8%

Total	$34,592,247	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

132 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks (74.9%)
	Shares	Value

Advanced Micro Devices, Inc.* (Semiconductors)	22,608	$177,021
Altera Corp. (Semiconductors)	12,717	477,778
Amkor Technology, Inc.* (Semiconductors)	4,239	34,505
Analog Devices, Inc. (Semiconductors)	11,775	457,223
Applied Materials, Inc. (Semiconductors)	53,694	842,459
Applied Micro Circuits Corp.* (Semiconductors)	2,826	27,808
Atheros Communications* (Telecommunications)	2,826	126,011
Atmel Corp.* (Semiconductors)	18,369	248,716
ATMI, Inc.* (Semiconductors)	1,413	29,108
Broadcom Corp.—Class A (Semiconductors)	17,898	807,021
Cabot Microelectronics Corp.* (Chemicals)	942	42,494
Cavium Networks, Inc.* (Semiconductors)	1,884	74,493
Cree Research, Inc.* (Semiconductors)	4,239	214,027
Cymer, Inc.* (Electronics)	942	45,772
Cypress Semiconductor Corp.* (Semiconductors)	6,594	142,760
Fairchild Semiconductor International, Inc.* (Semiconductors)	5,181	92,222
FormFactor, Inc.* (Semiconductors)	1,884	16,108
Hittite Microwave Corp.* (Semiconductors)	942	56,313
Integrated Device Technology, Inc.* (Semiconductors)	6,594	42,070
Intel Corp. (Semiconductors)	223,254	4,791,031
InterDigital, Inc. (Telecommunications)	1,884	90,715
International Rectifier Corp.* (Semiconductors)	2,826	90,517
Intersil Corp.—Class A (Semiconductors)	4,710	71,215
KLA -Tencor Corp. (Semiconductors)	6,594	290,663
Lam Research Corp.* (Semiconductors)	4,710	234,982
Linear Technology Corp. (Semiconductors)	8,478	294,950
LSI Logic Corp.* (Semiconductors)	24,963	154,521
Marvell Technology Group, Ltd.* (Semiconductors)	21,666	411,871
Maxim Integrated Products, Inc. (Semiconductors)	11,775	304,030
MEMC Electronic Materials, Inc.* (Semiconductors)	8,949	99,244
Microchip Technology, Inc. (Semiconductors)	7,536	274,838
Micron Technology, Inc.* (Semiconductors)	40,035	421,969
Microsemi Corp.* (Semiconductors)	3,297	74,150
National Semiconductor Corp. (Semiconductors)	9,420	142,807
Netlogic Microsystems, Inc.* (Semiconductors)	2,355	82,095
Novellus Systems, Inc.* (Semiconductors)	3,768	135,912
NVIDIA Corp.* (Semiconductors)	22,608	540,783
OmniVision Technologies, Inc.* (Semiconductors)	2,355	60,830
ON Semiconductor Corp.* (Semiconductors)	16,956	187,364
PMC-Sierra, Inc.* (Semiconductors)	8,949	69,981
Rambus, Inc.* (Semiconductors)	4,710	96,508
RF Micro Devices, Inc.* (Telecommunications)	10,833	72,798
SanDisk Corp.* (Computers)	9,420	427,385
Semtech Corp.* (Semiconductors)	2,355	51,421
Silicon Laboratories, Inc.* (Semiconductors)	1,884	83,800
Skyworks Solutions, Inc.* (Semiconductors)	7,065	224,455
Teradyne, Inc.* (Semiconductors)	7,065	117,844
Tessera Technologies, Inc.* (Semiconductors)	1,884	32,631
Texas Instruments, Inc. (Semiconductors)	48,042	1,629,104
TriQuint Semiconductor, Inc.* (Semiconductors)	6,123	80,579
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,826	125,616
Xilinx, Inc. (Semiconductors)	10,362	333,656

TOTAL COMMON STOCKS
(Cost $12,996,414)		16,054,174

Repurchase Agreements (25.7%)
	Principal Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $527,002 (Collateralized by $533,100 U.S. Treasury Notes, 1.00%, 9/30/11, total value $537,725)	$527,000	$527,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,622,007 (Collateralized by $1,651,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $1,656,742)	1,622,000	1,622,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $3,170,015 (Collateralized by $3,238,000 of various U.S. Government Agency Obligations, 0.95%–1.00%, 5/3/13-3/3/14, total value $3,239,951)	3,170,000	3,170,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $198,001 (Collateralized by $210,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $209,736)	198,000	198,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,517,000)		5,517,000

TOTAL INVESTMENT SECURITIES
(Cost $18,513,414)—100.6%		21,571,174
Net other assets (liabilities)—(0.6)%		(134,220)

NET ASSETS—100.0%		$21,436,954

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $2,315,000.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$5,488,433	$(22,219)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	10,533,365	(55,334)

		$(77,553)

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2011:

	Value	% of Net Assets

Chemicals	$42,494	0.2%
Computers	427,385	2.0%
Electronics	45,772	0.2%
Semiconductors	15,248,999	71.1%
Telecommunications	289,524	1.4%
Other**	5,382,780	25.1%

Total	$21,436,954	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 133

Common Stocks (74.3%)
	Shares	Value

ACI Worldwide, Inc.* (Software)	289	$7,656
Acme Packet, Inc.* (Telecommunications)	289	15,542
Adobe Systems, Inc.* (Software)	3,179	105,066
ADTRAN, Inc. (Telecommunications)	289	11,887
Advanced Micro Devices, Inc.* (Semiconductors)	3,468	27,154
Advent Software, Inc.* (Software)	578	17,086
Akamai Technologies, Inc.* (Internet)	1,156	55,858
Allscripts Healthcare Solutions, Inc.* (Software)	1,156	24,403
Altera Corp. (Semiconductors)	2,023	76,004
Amdocs, Ltd.* (Telecommunications)	1,156	33,686
Amkor Technology, Inc.* (Semiconductors)	578	4,705
Analog Devices, Inc. (Semiconductors)	2,023	78,553
ANSYS, Inc.* (Software)	578	30,316
AOL, Inc.* (Internet)	578	13,595
Apple Computer, Inc.* (Computers)	5,780	1,961,270
Applied Materials, Inc. (Semiconductors)	8,670	136,032
Applied Micro Circuits Corp.* (Semiconductors)	289	2,844
Ariba, Inc.* (Internet)	578	16,236
Arris Group, Inc.* (Telecommunications)	867	10,820
Aruba Networks, Inc.* (Telecommunications)	578	12,456
athenahealth, Inc.* (Software)	289	12,410
Atheros Communications* (Telecommunications)	578	25,773
Atmel Corp.* (Semiconductors)	2,890	39,131
ATMI, Inc.* (Semiconductors)	289	5,953
Autodesk, Inc.* (Software)	1,445	58,783
Blackboard, Inc.* (Software)	289	11,231
BMC Software, Inc.* (Software)	1,156	55,141
Brightpoint, Inc.* (Distribution/Wholesale)	578	5,245
Broadcom Corp.—Class A (Semiconductors)	2,890	130,310
Brocade Communications Systems, Inc.* (Computers)	2,890	16,300
CA, Inc. (Software)	2,601	61,904
Cabot Microelectronics Corp.* (Chemicals)	289	13,037
CACI International, Inc.—Class A* (Computers)	289	16,037
Cadence Design Systems, Inc.* (Computers)	1,734	15,051
Cavium Networks, Inc.* (Semiconductors)	289	11,427
Cerner Corp.* (Software)	578	57,135
Check Point Software Technologies, Ltd.* (Internet)	1,156	51,500
Ciena Corp.* (Telecommunications)	578	12,733
Cisco Systems, Inc.* (Telecommunications)	35,258	745,707
Citrix Systems, Inc.* (Software)	1,156	73,036
Cognizant Technology Solutions Corp.* (Computers)	2,023	147,578
Computer Sciences Corp. (Computers)	867	46,202
Compuware Corp.* (Software)	1,445	15,490
Comtech Telecommunications Corp. (Telecommunications)	289	8,109
Concur Technologies, Inc.* (Software)	289	14,748
Corning, Inc. (Telecommunications)	9,826	218,235
Cree Research, Inc.* (Semiconductors)	578	29,183
CSG Systems International, Inc.* (Software)	289	5,621
Cymer, Inc.* (Electronics)	289	14,043
Cypress Semiconductor Corp.* (Semiconductors)	1,156	25,027
Dell, Inc.* (Computers)	10,982	144,523
Diebold, Inc. (Computers)	289	8,861
Digital River, Inc.* (Internet)	289	9,173
DST Systems, Inc. (Computers)	289	13,745
EarthLink, Inc. (Internet)	578	4,930
Electronics for Imaging, Inc.* (Computers)	289	4,329
EMC Corp.* (Computers)	13,005	323,694
Emulex Corp.* (Semiconductors)	578	6,595
Equinix, Inc.* (Internet)	289	25,553
F5 Networks, Inc.* (Internet)	578	62,644
Fair Isaac Corp. (Software)	289	7,335
Fairchild Semiconductor International, Inc.* (Semiconductors)	867	15,433
Finisar Corp.* (Telecommunications)	578	19,247
FormFactor, Inc.* (Semiconductors)	289	2,471
Gartner Group, Inc.* (Commercial Services)	578	20,473
Google, Inc.—Class A* (Internet)	1,445	867,520
Harmonic, Inc.* (Telecommunications)	867	7,317
Harris Corp. (Telecommunications)	867	40,350
Hewlett-Packard Co. (Computers)	14,450	660,221
Hittite Microwave Corp.* (Semiconductors)	289	17,276
IAC/InterActiveCorp* (Internet)	578	16,352
Informatica Corp.* (Software)	578	26,819
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	867	17,115
Insight Enterprises, Inc.* (Retail)	289	4,023
Integrated Device Technology, Inc.* (Semiconductors)	867	5,531
Intel Corp. (Semiconductors)	35,258	756,637
InterDigital, Inc. (Telecommunications)	289	13,915
Intermec, Inc.* (Machinery - Diversified)	289	3,283
International Business Machines Corp. (Computers)	7,803	1,264,086
International Rectifier Corp.* (Semiconductors)	578	18,513
Intersil Corp.—Class A (Semiconductors)	867	13,109
Intuit, Inc.* (Software)	1,734	81,377
j2 Global Communications, Inc.* (Internet)	289	7,976
JDA Software Group, Inc.* (Software)	289	8,722
JDS Uniphase Corp.* (Telecommunications)	1,445	24,522
Juniper Networks, Inc.* (Telecommunications)	3,468	128,732
KLA -Tencor Corp. (Semiconductors)	1,156	50,957
Lam Research Corp.* (Semiconductors)	867	43,255
Lexmark International, Inc.—Class A* (Computers)	578	20,138
Linear Technology Corp. (Semiconductors)	1,445	50,272
LSI Logic Corp.* (Semiconductors)	4,046	25,045
Marvell Technology Group, Ltd.* (Semiconductors)	3,468	65,927
Maxim Integrated Products, Inc. (Semiconductors)	2,023	52,234
McAfee, Inc.* (Internet)	867	41,529
MEMC Electronic Materials, Inc.* (Semiconductors)	1,445	16,025
Mentor Graphics Corp.* (Computers)	578	7,361
Microchip Technology, Inc. (Semiconductors)	1,156	42,159
Micron Technology, Inc.* (Semiconductors)	6,358	67,013
Micros Systems, Inc.* (Computers)	578	26,438
Microsemi Corp.* (Semiconductors)	578	12,999
Microsoft Corp. (Software)	48,552	1,346,104
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,734	48,327
Motorola Solutions, Inc.* (Telecommunications)	2,023	78,432
National Semiconductor Corp. (Semiconductors)	1,445	21,906
NCR Corp.* (Computers)	1,156	18,958
NetApp, Inc.* (Computers)	2,312	126,536
Netlogic Microsystems, Inc.* (Semiconductors)	289	10,075
Novell, Inc.* (Software)	2,312	13,918
Novellus Systems, Inc.* (Semiconductors)	578	20,848
Nuance Communications, Inc.* (Software)	1,445	29,377
NVIDIA Corp.* (Semiconductors)	3,757	89,867
OmniVision Technologies, Inc.* (Semiconductors)	289	7,465

See accompanying notes to the financial statements.

134 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Common Stocks, continued
	Shares	Value

ON Semiconductor Corp.* (Semiconductors)	2,601	$28,741
Oracle Corp. (Software)	24,276	777,560
Parametric Technology Corp.* (Software)	867	19,273
Pitney Bowes, Inc. (Office/Business Equipment)	1,445	35,085
Plantronics, Inc. (Telecommunications)	289	10,231
PMC-Sierra, Inc.* (Semiconductors)	1,445	11,300
Polycom, Inc.* (Telecommunications)	578	25,345
Progress Software Corp.* (Software)	434	12,415
QLogic Corp.* (Semiconductors)	578	10,294
Qualcomm, Inc. (Telecommunications)	10,115	547,525
Quality Systems, Inc. (Software)	289	23,074
Quest Software, Inc.* (Software)	289	7,462
Rackspace Hosting, Inc.* (Internet)	578	19,369
Rambus, Inc.* (Semiconductors)	578	11,843
Red Hat, Inc.* (Software)	1,156	47,766
RF Micro Devices, Inc.* (Telecommunications)	1,734	11,652
Riverbed Technology, Inc.* (Computers)	867	31,099
Rovi Corp.* (Semiconductors)	578	35,697
SAIC, Inc.* (Commercial Services)	2,312	38,310
Salesforce.com, Inc.* (Software)	867	111,964
SanDisk Corp.* (Computers)	1,445	65,560
SAVVIS, Inc.* (Telecommunications)	289	8,893
Seagate Technology LLC* (Computers)	2,890	40,460
Semtech Corp.* (Semiconductors)	289	6,310
Silicon Laboratories, Inc.* (Semiconductors)	289	12,855
Skyworks Solutions, Inc.* (Semiconductors)	1,156	36,726
Solera Holdings, Inc. (Software)	578	30,247
Sonus Networks, Inc.* (Telecommunications)	1,445	3,974
SRA International, Inc.—Class A* (Computers)	289	7,711
SuccessFactors, Inc.* (Commercial Services)	578	16,831
Symantec Corp.* (Internet)	4,913	86,518
Synaptics, Inc.* (Computers)	289	8,225
Synopsys, Inc.* (Computers)	867	23,522
Tech Data Corp.* (Distribution/Wholesale)	289	13,557
Tekelec* (Telecommunications)	578	6,633
Tellabs, Inc. (Telecommunications)	2,312	12,254
Teradata Corp.* (Computers)	1,156	49,696
Teradyne, Inc.* (Semiconductors)	1,156	19,282
Tessera Technologies, Inc.* (Semiconductors)	289	5,005
Texas Instruments, Inc. (Semiconductors)	7,514	254,800
Tibco Software, Inc.* (Internet)	1,156	25,409
TriQuint Semiconductor, Inc.* (Semiconductors)	867	11,410
Unisys Corp.* (Computers)	289	8,187
United Online, Inc. (Internet)	578	4,086
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	578	25,692
VeriFone Systems, Inc.* (Software)	578	23,085
VeriSign, Inc. (Internet)	1,156	38,899
ViaSat, Inc.* (Telecommunications)	289	12,541
VMware, Inc.—Class A* (Software)	578	49,431
Websense, Inc.* (Internet)	289	5,537
Western Digital Corp.* (Computers)	1,445	49,159
Xerox Corp. (Office/Business Equipment)	8,670	92,075
Xilinx, Inc. (Semiconductors)	1,734	55,835
Yahoo!, Inc.* (Internet)	8,092	130,443

TOTAL COMMON STOCKS
(Cost $10,956,921)		14,625,669

Repurchase Agreements (27.1%)
	Principal Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $510,002 (Collateralized by $515,800 U.S. Treasury Notes, 1.00%, 9/30/11, total value $520,275)	$510,000	$510,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,575,007 (Collateralized by $1,621,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $1,611,842)	1,575,000	1,575,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $3,069,014 (Collateralized by $3,131,000 of various U.S. Government Agency Obligations, 0.95%–1.00%, 5/3/13-3/3/14, total value $3,133,020)	3,069,000	3,069,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $190,001 (Collateralized by $200,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $199,748)	190,000	190,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,344,000)		5,344,000

TOTAL INVESTMENT SECURITIES
(Cost $16,300,921)—101.4%		19,969,669
Net other assets (liabilities)—(1.4)%		(275,209)

NET ASSETS—100.0%		$19,694,460

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $2,365,000.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$5,860,939	$(15,426)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	9,042,052	(20,867)

		$(36,293)

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 135

Technology UltraSector ProFund invested in the following industries as of January 31, 2011:

	Value	% of Net Assets

Chemicals	$13,037	0.1%
Commercial Services	75,614	0.4%
Computers	5,104,947	25.9%
Distribution/Wholesale	35,917	0.2%
Electronics	14,043	0.1%
Internet	1,483,127	7.5%
Machinery-Diversified	3,283	NM
Office/Business Equipment	127,160	0.7%
Retail	4,023	NM
Semiconductors	2,503,725	12.7%
Software	3,165,955	16.1%
Telecommunications	2,094,838	10.6%
Other**	5,068,791	25.7%

Total	$19,694,460	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

136 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)
Common Stocks (57.0%)
	Shares	Value

AboveNet, Inc. (Internet)	142	$8,457
American Tower Corp.* (Telecommunications)	2,201	111,943
AT&T, Inc. (Telecommunications)	32,802	902,711
CenturyLink, Inc. (Telecommunications)	1,633	70,611
Cincinnati Bell, Inc.* (Telecommunications)	1,136	3,238
Crown Castle International Corp.* (Telecommunications)	1,349	56,887
Frontier Communications Corp. (Telecommunications)	5,538	50,783
Leap Wireless International, Inc.* (Telecommunications)	355	4,963
Leucadia National Corp. (Holding Companies-Diversified)	1,065	34,634
Level 3 Communications, Inc.* (Telecommunicati.30ons)	9,159	11,266
MetroPCS Communications, Inc.* (Telecommunications)	1,349	17,443
NII Holdings, Inc.—Class B* (Telecommunications)	923	38,747
Qwest Communications International, Inc. (Telecommunications)	7,810	55,685
SBA Communications Corp.—Class A* (Telecommunications)	639	26,071
Sprint Nextel Corp.* (Telecommunications)	16,259	73,491
Telephone & Data Systems, Inc. (Telecommunications)	284	10,153
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	213	6,565
tw telecom, Inc.* (Telecommunications)	852	14,612
US Cellular Corp.* (Telecommunications)	71	3,461
Verizon Communications, Inc. (Telecommunications)	15,620	556,384
Virgin Media, Inc. (Telecommunications)	1,633	41,086
Windstream Corp. (Telecommunications)	2,698	34,561

TOTAL COMMON STOCKS
(Cost $1,687,340)		2,133,752

Repurchase Agreements (25.1%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $89,000 (Collateralized by $90,100 U.S. Treasury Notes, 1.00%, 9/30/11, total value $90,882)	$89,000	$89,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $278,001 (Collateralized by $282,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $289,189)	278,000	278,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $537,003 (Collateralized by $555,000 Federal Home Loan Bank, 1.00%, 3/3/14, total value $555,947)	537,000	537,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $33,000 (Collateralized by $36,200 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.25%–1.00%, 9/30/11-1/18/12, total value $36,266)	33,000	33,000

TOTAL REPURCHASE AGREEMENTS
(Cost $937,000)		937,000

TOTAL INVESTMENT SECURITIES
(Cost $2,624,340)—82.1%		3,070,752
Net other assets (liabilities)—17.9%		670,619

NET ASSETS—100.0%		$3,741,371

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $321,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$1,217,700	$(12,683)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	2,259,124	(18,704)

		$(31,387)

Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Holding Companies-Diversified	$34,634	0.9%
Internet	8,457	0.2%
Telecommunications	2,090,661	55.9%
Other**	1,607,619	43.0%

Total	$3,741,371	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 137
Common Stocks (77.1%)
	Shares	Value

AGL Resources, Inc. (Gas)	1,110	$40,737
Allegheny Energy, Inc. (Electric)	2,442	62,955
ALLETE, Inc. (Electric)	444	16,388
Alliant Energy Corp. (Electric)	1,628	60,496
Ameren Corp. (Electric)	3,404	96,571
American Electric Power, Inc. (Electric)	6,882	245,550
American Water Works Co., Inc. (Water)	2,516	64,158
Aqua America, Inc. (Water)	1,998	46,194
Atmos Energy Corp. (Gas)	1,332	43,423
Avista Corp. (Electric)	814	18,437
Black Hills Corp. (Electric)	592	18,358
California Water Service Group (Water)	296	10,804
Calpine Corp.* (Electric)	5,032	71,807
CenterPoint Energy, Inc. (Electric)	5,698	92,023
Cleco Corp. (Electric)	888	27,759
CMS Energy Corp. (Electric)	3,330	64,935
Consolidated Edison, Inc. (Electric)	4,218	210,520
Constellation Energy Group, Inc. (Electric)	2,590	83,528
Covanta Holding Corp. (Energy-Alternate Sources)	1,924	32,554
Dominion Resources, Inc. (Electric)	8,510	370,525
DPL, Inc. (Electric)	1,702	44,558
DTE Energy Co. (Electric)	2,442	112,967
Duke Energy Corp. (Electric)	19,092	341,365
Dynegy, Inc.* (Electric)	1,480	9,309
Edison International (Electric)	4,366	158,399
El Paso Electric Co.* (Electric)	666	17,949
Entergy Corp. (Electric)	2,738	197,601
Exelon Corp. (Electric)	9,546	405,800
FirstEnergy Corp. (Electric)	4,440	173,693
GenOn Energy, Inc.* (Energy-Alternate Sources)	11,026	45,648
Great Plains Energy, Inc. (Electric)	1,924	37,864
Hawaiian Electric Industries, Inc. (Electric)	1,332	33,167
IDACORP, Inc. (Electric)	666	24,888
Integrys Energy Group, Inc. (Electric)	1,110	52,825
ITC Holdings Corp. (Electric)	740	48,618
Laclede Group, Inc. (Gas)	296	11,248
National Fuel Gas Co. (Pipelines)	1,036	70,800
New Jersey Resources Corp. (Gas)	592	24,840
NextEra Energy, Inc. (Electric)	5,994	320,439
Nicor, Inc. (Gas)	666	33,613
NiSource, Inc. (Electric)	3,996	74,406
Northeast Utilities System (Electric)	2,516	82,827
Northwest Natural Gas Co. (Gas)	370	16,487
NorthWestern Corp. (Electric)	518	14,628
NRG Energy, Inc.* (Electric)	3,700	76,775
NSTAR (Electric)	1,480	64,202
NV Energy, Inc. (Electric)	3,404	48,915
ONEOK, Inc. (Gas)	1,406	82,799
Pepco Holdings, Inc. (Electric)	3,256	60,464
PG&E Corp. (Electric)	5,698	263,703
Piedmont Natural Gas Co., Inc. (Gas)	962	26,994
Pinnacle West Capital Corp. (Electric)	1,554	63,263
PNM Resources, Inc. (Electric)	1,110	14,463
Portland General Electric Co. (Electric)	1,110	24,797
PPL Corp. (Electric)	6,956	179,395
Progress Energy, Inc. (Electric)	4,218	189,473
Public Service Enterprise Group, Inc. (Electric)	7,400	239,982
Questar Corp. (Pipelines)	2,516	43,854
SCANA Corp. (Electric)	1,628	68,816
Sempra Energy (Gas)	3,256	169,540
South Jersey Industries, Inc. (Gas)	444	23,195
Southern Co. (Electric)	11,914	448,205
Southwest Gas Corp. (Gas)	666	24,802
Spectra Energy Corp. (Pipelines)	9,398	246,510
TECO Energy, Inc. (Electric)	2,960	54,494
The AES Corp.* (Electric)	11,544	143,146
UGI Corp. (Gas)	1,554	48,718
Unisource Energy Corp. (Electric)	518	18,550
Vectren Corp. (Gas)	1,184	31,364
Westar Energy, Inc. (Electric)	1,628	41,514
WGL Holdings, Inc. (Gas)	740	26,684
Wisconsin Energy Corp. (Electric)	1,702	102,614
Xcel Energy, Inc. (Electric)	6,586	155,232

TOTAL COMMON STOCKS
(Cost $5,370,090)		7,014,124

Repurchase Agreements (31.0%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $269,001 (Collateralized by $272,100 U.S. Treasury Notes, 1.00%, 9/30/11, total value $274,461)	$269,000	$269,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $833,003 (Collateralized by $846,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $850,889)	833,000	833,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,618,008 (Collateralized by $1,655,000 Federal Home Loan Bank, 1.00%, 3/3/14, total value $1,657,823)	1,618,000	1,618,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $99,000 (Collateralized by $110,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $109,862)	99,000	99,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,819,000)		2,819,000

TOTAL INVESTMENT SECURITIES
(Cost $8,189,090)—108.1%		9,833,124
Net other assets (liabilities)—(8.1)%		(734,511)

NET ASSETS—100.0%		$9,098,613

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $1,354,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$2,962,244	$(42,938)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	3,676,647	(46,617)

		$(89,555)

See accompanying notes to the financial statements.

138 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)
Utilities UltraSector ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Electric	$5,849,158	64.3%
Energy-Alternate Sources	78,202	0.9%
Gas	604,444	6.6%
Pipelines	361,164	4.0%
Water	121,156	1.3%
Other**	2,084,489	22.9%

Total	$9,098,613	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Short Oil & Gas ProFund :: 139
Repurchase Agreements (35.8%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $91,000 (Collateralized by $92,200 U.S. Treasury Notes, 1.00%, 9/30/11, total value $93,000)	$91,000	$91,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $292,001 (Collateralized by $291,000 Federal Farm Credit Bank, 5.38%, 7/18/11, total value $298,419)	292,000	292,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $559,003 (Collateralized by $571,800 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 1.00%–5.38%, 2/28/11-3/3/14, total value $574,134)	559,000	559,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $34,000 (Collateralized by $45,000 of various U.S. Government Agency Obligations, 0.25%–5.38%, 7/18/11-1/18/12, total value $45,211)	34,000	34,000

TOTAL REPURCHASE AGREEMENTS
(Cost $976,000)		976,000

TOTAL INVESTMENT SECURITIES
(Cost $976,000)—35.8%		976,000
Net other assets (liabilities)—64.2%		1,746,758

NET ASSETS—100.0%		$2,722,758

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $93,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(188,291)	$(6,666)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(2,529,303)	(29,954)

		$(36,620)

See accompanying notes to the financial statements.

140 :: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: January 31, 2010 (unaudited)
Repurchase Agreements (104.1%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,676,007 (Collateralized by $1,694,800 U.S. Treasury Notes, 1.00%, 9/30/11, total value $1,709,504)	$1,676,000	$1,676,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $5,144,021 (Collateralized by $5,300,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $5,249,075)	5,144,000	5,144,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $10,061,048 (Collateralized by $9,386,000 of various U.S. Government Agency Obligations, 0.95%–5.05%, 5/3/13-1/26/15, total value $10,265,206)	10,061,000	10,061,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $627,003 (Collateralized by $645,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $644,188)	627,000	627,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,508,000)		17,508,000

TOTAL INVESTMENT SECURITIES
(Cost $17,508,000)—104.1%		17,508,000
Net other assets (liabilities)—(4.1)%		(685,969)

NET ASSETS—100.0%		$16,822,031

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $3,747,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(11,701,299)	$(70,970)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(5,142,904)	(75,396)

		$(146,366)

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Short Real Estate ProFund :: 141
Repurchase Agreements (101.6%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $618,002 (Collateralized by $625,000 U.S. Treasury Notes, 1.00%, 9/30/11, total value $630,423)	$618,000	$618,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,902,008 (Collateralized by $1,948,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $1,941,569)	1,902,000	1,902,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $3,712,018 (Collateralized by $3,790,000 of various U.S. Government Agency Obligations, 0.60%–1.00%, 5/24/12-3/3/14, total value $3,793,685)	3,712,000	3,712,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $231,001 (Collateralized by $245,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $244,692)	231,000	231,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,463,000)		6,463,000

TOTAL INVESTMENT SECURITIES
(Cost $6,463,000)—101.6%		6,463,000
Net other assets (liabilities)—(1.6)%		(100,970)

NET ASSETS—100.0%		$6,362,030

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $1,520,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(3,470,678)	$(88,318)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(2,886,081)	(75,776)

		$(164,094)

See accompanying notes to the financial statements.

142 :: U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)
U.S. Treasury Obligations (49.8%)
	Principal
	Amount	Value

U.S. Treasury Bonds, 4.250%, 11/15/40	$12,600,000	$11,914,875
		`
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,901,249)		11,914,875

Repurchase Agreements (49.3%)
Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,127,004 (Collateralized by $1,139,600 U.S. Treasury Notes, 1.00%, 9/30/11, total value $1,149,487)	1,127,000	1,127,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $3,462,014 (Collateralized by $3,571,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $3,532,576)	3,462,000	3,462,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $6,767,032 (Collateralized by $6,178,000 of various U.S. Government Agency Obligations, 1.00%–5.05%, 3/3/14-1/26/15, total value $6,907,068)	6,767,000	6,767,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $422,002 (Collateralized by $432,600 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.25%–5.38%, 7/18/11-1/18/12, total value $432,265)	422,000	422,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,778,000)		11,778,000

TOTAL INVESTMENT SECURITIES
(Cost $23,679,249)—99.1%		23,692,875
Net other assets (liabilities)—0.9%		212,953

NET ASSETS—100.0%		$23,905,828

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $362,000.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/23/11 (Underlying notional amount at value $602,500)	5	$(33,991)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	$16,548,438	$428,649
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	945,625	(10,827)

		$417,822

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Rising Rates Opportunity 10 ProFund :: 143

Repurchase Agreements (100.5%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $5,019,020 (Collateralized by $5,075,100 U.S. Treasury Notes, 1.00%, 9/30/11, total value $5,119,132)	$5,019,000	$5,019,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $15,390,064 (Collateralized by $15,729,000 of various U.S. Government Agency Obligations, 0.19%‡–5.38%, 7/18/11-9/7/17, total value $15,698,679)	15,390,000	15,390,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $30,115,142 (Collateralized by $29,041,000 of various U.S. Government Agency Obligations, 0.95%–3.25%, 4/9/13-3/3/14, total value $30,718,684)	30,115,000	30,115,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,880,008 (Collateralized by $1,925,000 of various U.S. Government Agency Obligations, 0.25%–5.38%, 7/18/11-1/18/12, total value $1,922,711)	1,880,000	1,880,000

TOTAL REPURCHASE AGREEMENTS
(Cost $52,404,000)		52,404,000

TOTAL INVESTMENT SECURITIES
(Cost $52,404,000)—100.5%		52,404,000
Net other assets (liabilities)—(0.5)%		(271,829)

NET ASSETS—100.0%		$52,132,171

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $4,856,000.
‡	Represents the effective yield or interest rate in effect at January 31, 2011.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

10-Year U.S. Treasury Note Futures Contract expiring 3/23/11 (Underlying notional amount at value $2,294,844)	19	$74,044

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Citibank North America, based on the 10-Year U.S. Treasury Note, 2.625% due 11/15/20	$(9,371,875)	$(56,686)
Swap Agreement with Credit Suisse Capital LLC, based on the 10-Year U.S. Treasury Note, 2.625% due 11/15/20	(40,486,500)	(219,661)

		$(276,347)

See accompanying notes to the financial statements.

144 :: Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

Repurchase Agreements (98.9%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $33,407,130 (Collateralized by $33,779,700 U.S. Treasury Notes, 1.00%, 9/30/11, total value $34,072,778)	$33,407,000	$33,407,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $102,417,427 (Collateralized by $104,647,000 of various U.S. Government Agency Obligations, 0.19%‡–2.56%, 8/8/11-9/7/17, total value $104,466,674)	102,417,000	102,417,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $200,449,947 (Collateralized by $204,271,000 of various U.S. Government Agency Obligations, 0.70%–1.00%, 11/16/12-11/18/13, total value $204,460,697)	200,449,000	200,449,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $12,527,052 (Collateralized by $12,805,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $12,788,885)	12,527,000	12,527,000

TOTAL REPURCHASE AGREEMENTS
(Cost $348,800,000)		348,800,000

TOTAL INVESTMENT SECURITIES
(Cost $348,800,000)—98.9%		348,800,000
Net other assets (liabilities)—1.1%		3,851,626

NET ASSETS—100.0%		$352,651,626

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $22,750,000.
‡	Represents the effective yield or interest rate in effect at January 31, 2011.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/23/11 (Underlying notional amount at value $6,627,500)	55	$74,495

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	$(235,933,438)	$2,097,874
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	(200,472,500)	1,969,845

		$4,067,719

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 145

Repurchase Agreements (102.5%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,038,008 (Collateralized by $2,060,800 U.S. Treasury Notes, 1.00%, 9/30/11, total value $2,078,680)	$2,038,000	$2,038,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $6,257,026 (Collateralized by $6,461,000 Federal Home Loan Mortgage Corp., 2.56%, 9/7/17, total value $6,384,104)	6,257,000	6,257,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $12,236,058 (Collateralized by $12,556,000 of various U.S. Government Agency Obligations, 0.95%–1.00%, 5/3/13-3/3/14, total value $12,487,762)	12,236,000	12,236,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $764,003 (Collateralized by $785,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $784,012)	764,000	764,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,295,000)		21,295,000

TOTAL INVESTMENT SECURITIES
(Cost $21,295,000)—102.5%		21,295,000
Net other assets (liabilities)—(2.5)%		(528,941)

NET ASSETS—100.0%		$20,766,059

+	All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $4,552,000.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

U.S. Dollar Index Futures Contract expiring 3/15/11 (Underlying notional amount at value $1,947,000)	25	$(88,429)

See accompanying notes to the financial statements.

146 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

At January 31, 2011, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Net Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)

Short:
British Pound Sterling vs. U.S. Dollar	2/4/11	6,031,383	$9,341,768	$9,659,527	$(317,759)
Canadian Dollar vs. U.S. Dollar	2/4/11	6,872,560	6,889,232	6,864,506	24,726
Euro vs. U.S. Dollar	2/4/11	31,786,805	41,799,966	43,514,004	(1,714,038)
Japanese Yen vs. U.S. Dollar	2/4/11	735,754,338	8,854,163	8,966,275	(112,112)
Swedish Krona vs. U.S. Dollar	2/4/11	22,663,538	3,338,224	3,514,632	(176,408)
Swiss Franc vs. U.S. Dollar	2/4/11	2,714,561	2,817,542	2,876,622	(59,080)

Total Short Contracts			$73,040,895	$75,395,566	$(2,354,671)

Long:
British Pound Sterling vs. U.S. Dollar	2/4/11	4,923,718	$7,808,833	$7,885,552	$76,719
Canadian Dollar vs. U.S. Dollar	2/4/11	5,740,989	5,763,833	5,734,261	(29,572)
Euro vs. U.S. Dollar	2/4/11	27,726,028	37,816,856	37,955,073	138,217
Japanese Yen vs. U.S. Dollar	2/4/11	699,312,010	8,500,476	8,522,170	21,694
Swedish Krona vs. U.S. Dollar	2/4/11	18,104,463	2,769,160	2,807,617	38,457
Swiss Franc vs. U.S. Dollar	2/4/11	2,121,420	2,246,018	2,248,071	2,053

Total Long Contracts			$64,905,176	$65,152,744	$247,568

At January 31, 2011, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Net Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)

Short:
British Pound Sterling vs. U.S. Dollar	2/4/11	1,181,745	$1,829,319	$1,892,617	$(63,298)
Canadian Dollar vs. U.S. Dollar	2/4/11	1,632,598	1,636,929	1,630,685	6,244
Euro vs. U.S. Dollar	2/4/11	8,743,437	11,498,057	11,969,179	(471,122)
Japanese Yen vs. U.S. Dollar	2/4/11	301,748,530	3,628,922	3,677,260	(48,338)
Swedish Krona vs. U.S. Dollar	2/4/11	3,850,556	567,341	597,139	(29,798)
Swiss Franc vs. U.S. Dollar	2/4/11	431,298	447,712	457,047	(9,335)

Total Short Contracts			$19,608,280	$20,223,927	$(615,647)

Long:
British Pound Sterling vs. U.S. Dollar	2/4/11	883,818	$1,405,819	$1,415,474	$9,655
Canadian Dollar vs. U.S. Dollar	2/4/11	1,057,592	1,062,885	1,056,352	(6,533)
Euro vs. U.S. Dollar	2/4/11	4,873,627	6,674,383	6,671,668	(2,715)
Japanese Yen vs. U.S. Dollar	2/4/11	129,024,905	1,568,730	1,572,363	3,633
Swedish Krona vs. U.S. Dollar	2/4/11	3,275,428	506,139	507,949	1,810
Swiss Franc vs. U.S. Dollar	2/4/11	389,371	412,986	412,617	(369)

Total Long Contracts			$11,630,942	$11,636,423	$5,481

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 147

Repurchase Agreements (95.4%)
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,841,007 (Collateralized by $1,861,700 U.S. Treasury Notes, 1.00%, 9/30/11, total value $1,877,852)	$1,841,000	$1,841,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $5,652,024 (Collateralized by $5,815,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $5,766,322)	5,652,000	5,652,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $11,054,052 (Collateralized by $11,355,000 of various Federal Home Loan Bank Securities, 1.00%, 11/18/13-3/3/14, total value $11,284,739)	11,054,000	11,054,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $690,003 (Collateralized by $710,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $709,106)	690,000	690,000

TOTAL REPURCHASE AGREEMENTS
(Cost $19,237,000)		19,237,000

TOTAL INVESTMENT SECURITIES
(Cost $19,237,000)—95.4%		19,237,000
Net other assets (liabilities)—4.6%		936,141

NET ASSETS—100.0%		$20,173,141

+	All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $1,864,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

U.S. Dollar Index Futures Contract expiring 3/15/11 (Underlying notional amount at value $311,520)	4	$7,092

See accompanying notes to the financial statements.

148 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2011 (unaudited)

At January 31, 2011, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Net Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)

Short:
British Pound Sterling vs. U.S. Dollar	2/4/11	4,489	$7,121	$7,191	$(70)
Canadian Dollar vs. U.S. Dollar	2/4/11	8,829	8,819	8,818	1
Euro vs. U.S. Dollar	2/4/11	74,715	101,683	102,280	(597)
Japanese Yen vs. U.S. Dollar	2/4/11	3,517,031	42,834	42,860	(26)
Swedish Krona vs. U.S. Dollar	2/4/11	108,322	16,584	16,798	(214)
Swiss Franc vs. U.S. Dollar	2/4/11	12,559	13,335	13,308	27

Total Short Contracts			$190,376	$191,255	$(879)

Long:
British Pound Sterling vs. U.S. Dollar	2/4/11	727,973	$1,143,321	$1,165,882	$22,561
Canadian Dollar vs. U.S. Dollar	2/4/11	865,584	869,459	864,570	(4,889)
Euro vs. U.S. Dollar	2/4/11	4,177,006	5,549,552	5,718,041	168,489
Japanese Yen vs. U.S. Dollar	2/4/11	99,078,272	1,198,411	1,207,418	9,007
Swedish Krona vs. U.S. Dollar	2/4/11	3,303,352	490,839	512,280	21,441
Swiss Franc vs. U.S. Dollar	2/4/11	364,457	379,042	386,215	7,173

Total Long Contracts			$9,630,624	$9,854,406	$223,782

At January 31, 2011, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Net Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)

Long:
British Pound Sterling vs. U.S. Dollar	2/4/11	723,045	$1,125,557	$1,157,988	$32,431
Canadian Dollar vs. U.S. Dollar	2/4/11	899,530	902,367	898,476	(3,891)
Euro vs. U.S. Dollar	2/4/11	4,059,253	5,367,542	5,556,845	189,303
Japanese Yen vs. U.S. Dollar	2/4/11	119,697,789	1,441,519	1,458,698	17,179
Swedish Krona vs. U.S. Dollar	2/4/11	2,088,626	309,721	323,902	14,181
Swiss Franc vs. U.S. Dollar	2/4/11	301,668	313,991	319,678	5,687

Total Long Contracts			$9,460,697	$9,715,587	$254,890

See accompanying notes to the financial statements.

150 :: Statements of Assets and Liabilities :: January 31, 2011 (unaudited)

	Bull	Mid-Cap	Small-Cap	NASDAQ-100
	ProFund	ProFund	ProFund	ProFund

ASSETS:
Total Investment Securities, at cost	$26,017,515	$33,554,233	$24,269,640	$46,829,590

Securities, at value	12,764,536	11,842,898	8,832,690	16,976,105
Repurchase agreements, at value	20,972,000	25,176,000	17,728,000	41,126,000

Total Investment Securities, at value	33,736,536	37,018,898	26,560,690	58,102,105
Cash	4	836	742	638
Segregated cash balances with brokers	820,801	1,400,600	35,360	368,550
Segregated cash balances with custodian	—	—	31	—
Dividends and interest receivable	12,282	5,339	3,636	4,478
Receivable for investments sold	—	—	22,669	—
Receivable for capital shares issued	433,892	151,904	279,170	847,292
Variation margin on futures contracts	70,211	127,840	4,160	24,150
Prepaid expenses	30,675	14,318	16,667	17,616

TOTAL ASSETS	35,104,401	38,719,735	26,923,125	59,364,829

LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	713,548	327,725	658,365	14,153,464
Unrealized loss on swap agreements	181,672	113,912	336,595	577,298
Advisory fees payable	26,835	28,728	21,422	32,837
Management services fees payable	5,367	5,746	4,285	7,036
Administration fees payable	2,051	2,210	1,768	2,602
Distribution and services fees payable - Service Class	5,947	3,154	5,674	7,145
Trustee fees payable	2	2	2	3
Transfer agency fees payable	15,100	7,331	9,086	13,422
Fund accounting fees payable	2,688	2,877	2,299	3,526
Compliance services fees payable	105	115	92	125
Service fees payable	400	428	342	524
Other accrued expenses	44,955	34,940	36,551	58,943

TOTAL LIABILITIES	998,670	527,168	1,076,481	14,856,925

NET ASSETS	$34,105,731	$38,192,567	$25,846,644	$44,507,904

NET ASSETS CONSIST OF:
Capital	$86,099,032	$32,311,361	$49,571,353	$31,697,113
Accumulated net investment income (loss)	(58,535)	(225,520)	(263,624)	(184,329)
Accumulated net realized gains (losses) on investments	(59,826,623)	2,104,180	(25,427,370)	2,138,802
Net unrealized appreciation (depreciation) on investments	7,891,857	4,002,546	1,966,285	10,856,318

NET ASSETS	$34,105,731	$38,192,567	$25,846,644	$44,507,904

NET ASSETS:
Investor Class	$28,893,370	$34,263,059	$22,655,015	$37,104,471
Service Class	5,212,361	3,929,508	3,191,629	7,403,433

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized, no par value):
Investor Class	496,471	711,459	519,911	485,236
Service Class	99,358	88,667	80,609	107,682

NET ASSET VALUE
(offering and redemption price per share):
Investor Class	$58.20	$48.16	$43.57	$76.47
Service Class	52.46	44.32	39.59	68.75

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Statements of Assets and Liabilities :: 151

Large-Cap	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
Value	Growth	Value	Growth	Value	Growth
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

$27,325,182	$12,228,429	$18,288,236	$19,192,257	$11,131,459	$17,720,889

31,521,735	16,096,567	22,775,511	24,621,664	14,564,415	23,160,341
—	277,000	106,000	43,000	—	—

31,521,735	16,373,567	22,881,511	24,664,664	14,564,415	23,160,341
—	848	684	434	—	—
—	—	—	—	—	—
—	—	—	—	—	—
33,162	17,207	12,993	7,590	10,190	7,825
—	—	—	—	306,574	—
244,258	38,616	1,026,038	15,221	29,333	887,246
—	—	—	—	—	—
14,089	14,584	13,926	16,746	16,135	14,344

31,813,244	16,444,822	23,935,152	24,704,655	14,926,647	24,069,756

231,442	—	—	—	152,182	347,803
—	—	801,953	—	—	492,688
978	16,556	218,826	192,162	205,652	12,785
—	—	—	—	—	—
19,195	9,854	11,127	16,367	17,344	20,311
3,839	1,971	2,225	3,273	3,469	4,062
1,324	871	992	1,496	1,324	1,719
3,591	3,092	3,191	8,969	3,555	6,509
1	1	1	2	1	2
5,926	3,877	4,654	9,293	4,594	7,750
2,042	1,254	1,365	1,920	1,839	2,033
45	36	46	80	60	104
304	187	203	286	274	302
34,149	22,071	24,919	17,351	33,119	25,473

302,836	59,770	1,069,502	251,199	423,413	921,541

$31,510,408	$16,385,052	$22,865,650	$24,453,456	$14,503,234	$23,148,215

$29,733,452	$17,432,397	$23,519,890	$35,241,505	$45,979,939	$24,972,018
12,244	(13,916)	(128,680)	(105,715)	(86,589)	(22,364)
(2,431,841)	(5,178,567)	(5,118,835)	(16,154,741)	(34,823,072)	(7,240,891)
4,196,553	4,145,138	4,593,275	5,472,407	3,432,956	5,439,452

$31,510,408	$16,385,052	$22,865,650	$24,453,456	$14,503,234	$23,148,215

$27,005,868	$12,541,925	$18,125,170	$14,835,105	$10,012,899	$14,680,331
4,504,540	3,843,127	4,740,480	9,618,351	4,490,335	8,467,884

704,157	312,962	404,313	334,897	230,494	339,938
123,763	103,963	115,263	239,797	112,716	215,443

$38.35	$40.07	$44.83	$44.30	$43.44	$43.19
36.40	36.97	41.13	40.11	39.84	39.30

See accompanying notes to the financial statements.

152 :: Statements of Assets and Liabilities :: January 31, 2011 (unaudited)

	Europe 30		UltraBull	UltraMid-Cap	UltraSmall-Cap
	ProFund		ProFund	ProFund	ProFund

ASSETS:
Total Investment Securities, at cost	$24,939,870		$82,498,779	$56,828,586	$83,703,767

Securities, at value	26,198,212		34,646,537	29,029,542	16,453,153
Repurchase agreements, at value	140,000		61,808,000	38,430,000	71,880,000

Total Investment Securities, at value	26,338,212		96,454,537	67,459,542	88,333,153
Cash	207		391	832	773
Segregated cash balances with brokers	11,400		5,125,111	1,819,260	1,060,800
Segregated cash balances with custodian	—		—	879	240
Dividends and interest receivable	23,098		33,358	12,983	6,946
Receivable for investments sold	723,889		—	—	42,228
Receivable for capital shares issued	187,441		11,949,391	2,040,423	17,438,368
Reclaims receivable	89		—	—	—
Variation margin on futures contracts	975		448,691	168,443	124,800
Prepaid expenses	24,688		24,334	21,391	27,042

TOTAL ASSETS	27,309,999		114,035,813	71,523,753	107,034,350

LIABILITIES:
Payable for capital shares redeemed	960,499		39,099,059	11,717,431	22,399,604
Unrealized loss on swap agreements	—		434,972	789,192	2,277,175
Advisory fees payable	5,874		58,435	53,204	55,439
Management services fees payable	1,175		11,687	10,641	11,088
Administration fees payable	463		4,059	3,976	3,863
Distribution and services fees payable - Service Class	1,434		7,975	6,445	6,822
Trustee fees payable	—	(a)	4	4	3
Transfer agency fees payable	2,479		22,429	13,968	20,656
Fund accounting fees payable	770		5,860	5,331	5,548
Compliance services fees payable	11		167	195	162
Service fees payable	114		871	793	825
Other accrued expenses	11,779		108,873	76,007	63,526

TOTAL LIABILITIES	984,598		39,754,391	12,677,187	24,844,711

NET ASSETS	$26,325,401		$74,281,422	$58,846,566	$82,189,639

NET ASSETS CONSIST OF:
Capital	$35,464,031		$161,772,428	$64,160,679	$124,808,687
Accumulated net investment income (loss)	117,781		(139,251)	(297,312)	(468,705)
Accumulated net realized gains (losses) on investments	(10,660,227)		(101,276,143)	(15,511,610)	(44,857,454)
Net unrealized appreciation (depreciation) on investments	1,403,816		13,924,388	10,494,809	2,707,111

NET ASSETS	$26,325,401		$74,281,422	$58,846,566	$82,189,639

NET ASSETS:
Investor Class	$23,638,503		$64,927,951	$54,108,106	$77,610,366
Service Class	2,686,898		9,353,471	4,738,460	4,579,273

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized, no par value):
Investor Class	1,598,307		1,552,228	1,283,306	4,014,749
Service Class	179,208		247,974	123,008	262,829

NET ASSET VALUE
(offering and redemption price per share):
Investor Class	$14.79		$41.83	$42.16	$19.33
Service Class	14.99		37.72	38.52	17.42

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Statements of Assets and Liabilities :: 153

			UltraEmerging	UltraLatin
UltraDow 30	UltraNASDAQ-100	UltraInternational	Markets	America	UltraChina
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

$15,317,161	$106,107,991	$42,321,000	$48,774,391	$34,749,614	$30,970,025

6,842,903	84,088,872	—	42,238,364	35,435,060	23,581,512
11,568,000	76,158,000	42,321,000	16,637,000	14,071,000	13,637,000

18,410,903	160,246,872	42,321,000	58,875,364	49,506,060	37,218,512
481	830	856	462	790	277
97,725	2,081,430	444,420	—	—	—
—	868	—	—	—	—
8,846	21,552	189	122,386	310,130	17,409
—	—	—	5,639,679	—	—
4,049,018	16,911,680	172,910	328,814	906,158	30,534
—	—	—	—	—	—
4,650	136,390	40,500	—	—	—
12,614	27,158	10,442	17,184	21,075	21,936

22,584,237	179,426,780	42,990,317	64,983,889	50,744,213	37,288,668

511,632	2,703,007	961,889	3,821,801	1,109,584	4,547,834
231,541	4,430,844	1,113,158	963,213	515,234	474,187
9,666	99,862	25,492	43,581	34,132	21,634
1,933	19,973	5,098	8,716	6,827	4,327
808	7,338	1,825	3,260	2,653	1,635
2,229	6,100	1,848	7,580	3,088	1,304
1	7	2	3	3	2
5,959	35,682	4,869	17,807	12,297	6,631
1,068	10,011	2,562	4,352	3,408	2,279
41	346	81	161	141	74
159	1,489	381	647	507	339
22,863	167,631	43,974	93,787	92,344	13,028

787,900	7,482,290	2,161,179	4,964,908	1,780,218	5,073,274

$21,796,337	$171,944,490	$40,829,138	$60,018,981	$48,963,995	$32,215,394

$39,962,336	$570,142,071	$61,443,248	$299,887,702	$55,703,860	$29,542,251
(37,953)	(193,346)	(129,729)	(45,349)	(2,827)	(118,528)
(21,011,461)	(448,156,582)	(19,556,794)	(248,961,132)	(20,978,250)	(2,982,629)
2,883,415	50,152,347	(927,587)	9,137,760	14,241,212	5,774,300

$21,796,337	$171,944,490	$40,829,138	$60,018,981	$48,963,995	$32,215,394

$18,480,349	$164,691,296	$38,799,746	$52,982,899	$45,685,714	$30,956,546
3,315,988	7,253,194	2,029,392	7,036,082	3,278,281	1,258,848

637,422	5,833,243	2,661,891	3,062,471	3,389,900	2,368,444
120,927	288,460	143,226	410,277	246,313	99,064

$28.99	$28.23	$14.58	$17.30	$13.48	$13.07
27.42	25.14	14.17	17.15	13.31	12.71

See accompanying notes to the financial statements.

154 :: Statements of Assets and Liabilities :: January 31, 2011 (unaudited)

			Short	Short
	UltraJapan	Bear	Small-Cap	NASDAQ-100
	ProFund	ProFund	ProFund	ProFund

ASSETS:
Total Investment Securities, at cost	$17,867,000	$33,826,000	$10,628,000	$9,435,000

Repurchase agreements, at value	17,867,000	33,826,000	10,628,000	9,435,000

Total Investment Securities, at value	17,867,000	33,826,000	10,628,000	9,435,000
Cash	150	587	791	160
Segregated cash balances with brokers	5,149,406	671,550	13,740	167,520
Segregated cash balances with custodian	—	—	958	—
Interest receivable	80	151	47	42
Unrealized gain on swap agreements	—	266,427	186,798	166,046
Receivable for capital shares issued	555,081	464,139	149,645	9,603,307
Receivable from Advisor	—	—	—	—
Variation margin on futures contracts	101,944	—	—	—
Prepaid expenses	16,781	29,188	13,250	11,830

TOTAL ASSETS	23,690,442	35,258,042	10,993,229	19,383,905

LIABILITIES:
Payable for capital shares redeemed	1,931,823	298,169	77,909	736,182
Unrealized loss on swap agreements	80,782	—	—	—
Variation margin on futures contracts	—	58,988	1,560	11,040
Advisory fees payable	17,778	26,168	4,698	7,032
Management services fees payable	2,963	5,234	939	1,406
Administration fees payable	1,150	2,227	352	637
Distribution and services fees payable - Service Class	536	2,073	607	539
Trustee fees payable	1	3	— (a)	1
Transfer agency fees payable	4,395	6,587	2,624	4,263
Fund accounting fees payable	1,568	2,617	526	829
Compliance services fees payable	54	137	13	33
Service fees payable	233	389	78	123
Other accrued expenses	27,912	78,278	36,897	17,216

TOTAL LIABILITIES	2,069,195	480,870	126,203	779,301

NET ASSETS	$21,621,247	$34,777,172	$10,867,026	$18,604,604

NET ASSETS CONSIST OF:
Capital	$132,317,865	$98,409,646	$87,180,890	$60,547,128
Accumulated net investment income (loss)	(102,617)	(59,006)	(49,550)	(44,993)
Accumulated net realized gains (losses) on investments	(110,551,578)	(63,840,358)	(76,446,635)	(42,076,874)
Net unrealized appreciation (depreciation) on investments	(42,423)	266,890	182,321	179,343

NET ASSETS	$21,621,247	$34,777,172	$10,867,026	$18,604,604

NET ASSETS:
Investor Class	$21,160,727	$32,497,748	$10,801,653	$17,379,880
Service Class	460,520	2,279,424	65,373	1,224,724

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized, no par value):
Investor Class	2,418,598	1,655,669	1,170,633	1,914,298
Service Class	56,641	115,281	6,799	137,354

NET ASSET VALUE
(offering and redemption price per share):
Investor Class	$8.75	$19.63	$9.23	$9.08
Service Class	8.13	19.77	9.62	8.92

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Statements of Assets and Liabilities :: 155

	UltraShort	UltraShort	UltraShort	UltraShort	UltraShort
UltraBear	Mid-Cap	Small-Cap	Dow 30	NASDAQ-100	International
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

$43,775,000	$1,852,000	$22,331,000	$9,304,000	$23,597,000	$11,031,000

43,775,000	1,852,000	22,331,000	9,304,000	23,597,000	11,031,000

43,775,000	1,852,000	22,331,000	9,304,000	23,597,000	11,031,000
280	600	483	748	789	692
266,413	45,300	68,705	110,245	495,580	512,295
—	—	322	—	278	—
195	8	100	42	105	49
1,510,065	33,727	1,615,421	94,115	982,693	237,699
4,128,314	115,228	984,310	276,011	4,204,188	758,671
—	49	—	—	—	—
—	—	—	—	—	—
24,224	17,504	37,070	11,877	13,815	7,756

49,704,491	2,064,416	25,037,411	9,797,038	29,294,448	12,548,162

621,744	139,218	2,043,239	105,277	643,531	803,781
—	—	—	—	—	—
23,232	4,080	6,318	5,270	32,660	38,250
29,372	—	15,413	3,697	16,203	7,440
5,874	—	3,083	740	3,241	1,488
2,449	137	1,288	440	1,244	595
1,230	75	2,198	132	525	275
3	— (a)	1	— (a)	1	1
13,166	1,471	10,848	3,125	8,564	2,290
2,937	129	1,817	572	1,619	743
146	11	56	23	65	33
437	19	270	85	241	111
84,462	8,116	37,996	14,231	46,123	29,286

785,052	153,256	2,122,527	133,592	754,017	884,293

$48,919,439	$1,911,160	$22,914,884	$9,663,446	$28,540,431	$11,663,869

$238,362,506	$22,046,226	$135,257,259	$20,769,724	$374,705,436	$65,759,250
(92,094)	(13,439)	(107,245)	(40,662)	(36,475)	(76,879)
(190,886,778)	(20,147,066)	(113,835,628)	(11,113,539)	(347,112,343)	(54,079,428)
1,535,805	25,439	1,600,498	47,923	983,813	60,926

$48,919,439	$1,911,160	$22,914,884	$9,663,446	$28,540,431	$11,663,869

$47,683,317	$1,780,192	$21,112,087	$9,516,422	$27,381,480	$11,321,775
1,236,122	130,968	1,802,797	147,024	1,158,951	342,094

7,421,067	504,887	7,380,467	1,172,182	8,890,995	1,399,638
194,459	38,179	616,051	18,649	360,759	42,853

$6.43	$3.53	$2.86	$8.12	$3.08	$8.09
6.36	3.43	2.93	7.88	3.21	7.98

See accompanying notes to the financial statements.

156 :: Statements of Assets and Liabilities :: January 31, 2011 (unaudited)

	UltraShort
	Emerging	UltraShort	UltraShort	UltraShort
	Markets	Latin America	China	Japan
	ProFund	ProFund	ProFund	ProFund

ASSETS:
Total Investment Securities, at cost	$16,864,000	$3,536,000	$4,331,000	$1,278,000

Securities, at value	—	—	—	—
Repurchase agreements, at value	16,864,000	3,536,000	4,331,000	1,278,000

Total Investment Securities, at value	16,864,000	3,536,000	4,331,000	1,278,000
Cash	771	821	698	961
Segregated cash balances with brokers	—	—	—	602,982
Segregated cash balances with custodian	—	—	—	—
Dividends and interest receivable	75	16	19	6
Receivable for investments sold	—	—	—	—
Unrealized gain on swap agreements	293,719	28,733	57,727	13,455
Receivable for capital shares issued	9,625,570	803,292	214,193	1,346,194
Receivable from Advisor	—	858	149	731
Prepaid expenses	10,120	15,664	18,718	20,113

TOTAL ASSETS	26,794,255	4,385,384	4,622,504	3,262,442

LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	402,778	821,831	210,488	53,308
Unrealized loss on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	9,008
Advisory fees payable	4,839	—	—	—
Management services fees payable	968	—	—	—
Administration fees payable	499	125	183	95
Distribution and services fees payable - Service Class	761	131	124	494
Trustee fees payable	1	— (a)	— (a)	— (a)
Transfer agency fees payable	2,040	1,116	1,153	806
Fund accounting fees payable	647	155	236	117
Compliance services fees payable	26	7	10	5
Service fees payable	96	23	35	17
Other accrued expenses	18,507	8,991	25,749	8,325

TOTAL LIABILITIES	431,162	832,379	237,978	72,175

NET ASSETS	$26,363,093	$3,553,005	$4,384,526	$3,190,267

NET ASSETS CONSIST OF:
Capital	$121,903,854	$22,792,174	$11,308,664	$6,522,715
Accumulated net investment income (loss)	(51,737)	(11,921)	(15,506)	(18,552)
Accumulated net realized gains (losses) on investments	(95,782,743)	(19,255,981)	(6,966,359)	(3,417,903)
Net unrealized appreciation (depreciation) on investments	293,719	28,733	57,727	104,007

NET ASSETS	$26,363,093	$3,553,005	$4,384,526	$3,190,267

NET ASSETS:
Investor Class	$25,196,479	$3,075,487	$4,188,505	$2,553,587
Service Class	1,166,614	477,518	196,021	636,680
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized, no par value):
Investor Class	20,030,816	1,827,905	818,094	117,466
Service Class	932,007	292,813	39,252	29,686
NET ASSET VALUE
(offering and redemption price per share):
Investor Class	$1.26	$1.68	$5.12	$21.74
Service Class	1.25	1.63	4.99	21.45

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Statements of Assets and Liabilities :: 157

			Consumer	Consumer
Banks	Basic Materials	Biotechnology	Goods	Services	Financials
UltraSector	UltraSector	UltraSector	UltraSector	UltraSector	UltraSector
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

$14,769,722	$30,510,246	$3,932,285	$884,908	$2,172,289	$6,898,952

14,234,173	35,135,741	5,704,875	819,917	2,078,683	7,251,547
5,571,000	10,971,000	1,735,000	272,000	748,000	2,275,000

19,805,173	46,106,741	7,439,875	1,091,917	2,826,683	9,526,547
60	667	304	909	666	1,874
—	—	—	—	—	—
—	—	—	—	—	375
3,120	31,077	8	1,424	999	6,376
2,239,582	—	—	—	—	971,049
—	628,348	—	—	—	—
184,052	408,122	813,605	170,253	15,719	38,826
—	—	—	1,634	435	—
15,982	13,992	14,465	18,960	16,887	12,202

22,247,969	47,188,947	8,268,257	1,285,097	2,861,389	10,557,249

—	—	—	—	—	1,137
1,816,185	1,559,462	109,541	7,598	143,808	856,736
115,354	—	111,548	18,537	38,231	32,924
—	—	—	—	—	—
14,127	29,962	4,135	—	—	8,902
2,825	5,992	827	—	—	1,780
1,030	2,165	393	67	211	709
1,450	6,141	753	147	678	935
1	2	— (a)	— (a)	— (a)	1
4,745	9,636	1,886	300	1,555	2,468
1,505	2,998	503	82	229	1,030
48	115	26	5	17	32
224	446	75	12	34	153
26,084	39,020	16,183	6,112	7,140	19,058

1,983,578	1,655,939	245,870	32,860	191,903	925,865

$20,264,391	$45,533,008	$8,022,387	$1,252,237	$2,669,486	$9,631,384

$29,742,140	$82,050,710	$24,663,993	$3,280,240	$3,480,424	$27,578,770
(49,651)	(39,300)	(54,927)	(696)	(4,569)	(82,577)
(14,348,195)	(52,703,245)	(19,982,721)	(2,215,779)	(1,422,532)	(20,459,480)
4,920,097	16,224,843	3,396,042	188,472	616,163	2,594,671

$20,264,391	$45,533,008	$8,022,387	$1,252,237	$2,669,486	$9,631,384

$18,749,110	$39,573,580	$6,541,614	$1,083,987	$2,503,133	$8,608,413
1,515,281	5,959,428	1,480,773	168,250	166,353	1,022,971

2,694,618	772,848	118,606	28,473	86,927	1,059,861
217,760	120,178	29,740	4,541	6,096	135,889

$6.96	$51.20	$55.15	$38.07	$28.80	$8.12
6.96	49.59	49.79	37.05	27.29	7.53

See accompanying notes to the financial statements.

158 :: Statements of Assets and Liabilities :: January 31, 2011 (unaudited)

				Mobile
	Health Care	Industrials	Internet	Telecommunications
	UltraSector	UltraSector	UltraSector	UltraSector
	ProFund	ProFund	ProFund	ProFund

ASSETS:
Total Investment Securities, at cost	$5,144,623	$21,753,260	$28,557,108	$1,740,236

Securities, at value	4,561,716	17,382,918	28,292,842	1,738,199
Repurchase agreements, at value	1,481,000	5,940,000	7,953,000	558,000

Total Investment Securities, at value	6,042,716	23,322,918	36,245,842	2,296,199
Cash	462	702	750	972
Segregated cash balances with custodian	648	—	—	—
Dividends and interest receivable	3,769	7,520	1,962	2
Receivable for investments sold	—	—	—	878,030
Unrealized gain on swap agreements	—	—	—	17,431
Receivable for capital shares issued	17,927	206,487	85,744	4,124
Receivable from Advisor	—	—	—	489
Prepaid expenses	10,157	20,033	13,421	12,536

TOTAL ASSETS	6,075,679	23,557,660	36,347,719	3,209,783

LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	31,576	135,655	369,253	293,504
Unrealized loss on swap agreements	66,390	23,138	28,403	—
Advisory fees payable	1,594	9,130	25,213	—
Management services fees payable	319	1,826	5,043	—
Administration fees payable	235	701	1,976	150
Distribution and services fees payable - Service Class	392	3,071	2,292	231
Trustee fees payable	— (a)	— (a)	2	— (a)
Transfer agency fees payable	808	2,661	6,977	767
Fund accounting fees payable	360	1,114	2,524	204
Compliance services fees payable	12	23	117	10
Service fees payable	53	166	375	30
Other accrued expenses	12,171	16,397	28,093	6,166

TOTAL LIABILITIES	113,910	193,882	470,268	301,062

NET ASSETS	$5,961,769	$23,363,778	$35,877,451	$2,908,721

NET ASSETS CONSIST OF:
Capital	$12,431,447	$28,006,172	$28,566,573	$16,021,163
Accumulated net investment income (loss)	(6,145)	(28,797)	(107,079)	(36,575)
Accumulated net realized gains (losses) on investments	(7,295,236)	(6,160,117)	(242,374)	(13,649,261)
Net unrealized appreciation (depreciation) on investments	831,703	1,546,520	7,660,331	573,394

NET ASSETS	$5,961,769	$23,363,778	$35,877,451	$2,908,721

NET ASSETS:
Investor Class	$5,510,369	$19,314,016	$33,267,834	$2,587,004
Service Class	451,400	4,049,762	2,609,617	321,717

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized, no par value):
Investor Class	387,653	520,493	272,853	1,003,049
Service Class	34,401	114,116	23,863	139,077

NET ASSET VALUE
(offering and redemption price per share):
Investor Class	$14.21	$37.11	$121.93	$2.58
Service Class	13.12	35.49	109.36	2.31

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Statements of Assets and Liabilities :: 159

	Oil Equipment,
	Services &			Precious
Oil & Gas	Distribution	Pharmaceuticals		Metals	Real Estate	Semiconductor
UltraSector	UltraSector	UltraSector		UltraSector	UltraSector	UltraSector
ProFund	ProFund	ProFund		ProFund	ProFund	ProFund

$68,229,711	$29,876,245	$1,664,946		$68,043,000	$27,406,959	$18,513,414

71,420,517	29,986,536	1,428,930		—	28,088,888	16,054,174
21,919,000	8,870,000	486,000		68,043,000	6,237,000	5,517,000

93,339,517	38,856,536	1,914,930		68,043,000	34,325,888	21,571,174
990	450	311		961	375	411
—	—	—		—	—	30
3,108	1,011	3,428		303	24,390	6,095
—	—	357,183		—	—	—
2,270,759	1,727,105	—		480,609	514,048	—
4,991,881	3,293,562	26,969		596,806	254,671	1,051,495
—	—	—		—	—	—
12,943	9,364	11,065		18,698	17,255	11,726

100,619,198	43,888,028	2,313,886		69,140,377	35,136,627	22,640,931

5,411,286	3,113,144	—		—	—	852,235
840,099	601,710	12,651		4,807,579	483,626	238,622
—	—	42,598		—	—	77,553
46,313	22,315	179		43,993	16,503	10,246
9,263	4,463	36		8,798	3,301	2,049
3,170	1,761	117		3,348	1,266	832
4,592	2,684	190		8,176	2,607	426
3	2	—	(a)	4	1	1
11,118	7,385	944		20,660	5,201	2,493
4,651	2,242	154		4,378	1,791	1,148
148	103	8		213	74	44
692	333	23		651	266	171
67,530	31,500	10,004		74,377	29,744	18,157

6,398,865	3,787,642	66,904		4,972,177	544,380	1,203,977

$94,220,333	$40,100,386	$2,246,982		$64,168,200	$34,592,247	$21,436,954

$89,014,546	$52,956,510	$9,053,038		$121,947,033	$54,532,931	$49,047,089
(110,560)	(78,655)	49,075		(295,005)	(230,250)	(34,714)
(22,064,218)	(23,484,865)	(7,062,517)		(57,964,437)	(27,143,411)	(30,555,628)
27,380,565	10,707,396	207,386		480,609	7,432,977	2,980,207

$94,220,333	$40,100,386	$2,246,982		$64,168,200	$34,592,247	$21,436,954

$88,986,321	$36,300,092	$2,023,826		$54,252,067	$31,734,847	$20,325,942
5,234,012	3,800,294	223,156		9,916,133	2,857,400	1,111,012

2,069,917	1,451,210	246,613		1,362,317	1,407,954	1,263,848
135,114	158,782	28,464		263,840	126,242	76,147

$42.99	$25.01	$8.21		$39.82	$22.54	$16.08
38.74	23.93	7.84		37.58	22.63	14.59

See accompanying notes to the financial statements.

160 :: Statements of Assets and Liabilities :: January 31, 2011 (unaudited)

	Technology	Telecommunications	Utilities	Short
	UltraSector	UltraSector	UltraSector	Oil & Gas
	ProFund	ProFund	ProFund	ProFund

ASSETS:
Total Investment Securities, at cost	$16,300,921	$2,624,340	$8,189,090	$976,000

Securities, at value	14,625,669	2,133,752	7,014,124	—
Repurchase agreements, at value	5,344,000	937,000	2,819,000	976,000

Total Investment Securities, at value	19,969,669	3,070,752	9,833,124	976,000
Cash	575	566	886	735
Segregated cash balances with brokers	—	—	—	—
Segregated cash balances with custodian	124	285	92	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	2,269	34,266	5,602	4
Receivable for investments sold	—	631,022	—	—
Unrealized gain on swap agreements	—	—	—	—
Receivable for capital shares issued	730,731	705,309	9,638	1,829,607
Receivable for closed forward currency contracts	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Receivable from Advisor	—	—	—	3,115
Receivable from Administrator	—	—	—	—
Prepaid expenses	12,150	12,188	11,355	13,383

TOTAL ASSETS	20,715,518	4,454,388	9,860,697	2,822,844

LIABILITIES:
Payable for capital shares redeemed	940,982	671,919	649,172	46,849
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized loss on swap agreements	36,293	31,387	89,555	36,620
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	11,080	295	2,594	—
Management services fees payable	2,216	59	519	—
Administration fees payable	754	161	334	56
Distribution and services fees payable - Service Class	2,376	867	712	9
Trustee fees payable	1	— (a)	— (a)	— (a)
Transfer agency fees payable	3,277	986	1,616	233
Fund accounting fees payable	1,122	231	447	73
Compliance services fees payable	35	10	28	7
Service fees payable	167	34	66	11
Other accrued expenses	22,755	7,068	17,041	16,228

TOTAL LIABILITIES	1,021,058	713,017	762,084	100,086

NET ASSETS	$19,694,460	$3,741,371	$9,098,613	$2,722,758

NET ASSETS CONSIST OF:
Capital	$26,226,624	$6,496,982	$23,903,393	$21,202,954
Accumulated net investment income (loss)	(48,789)	(51,005)	(49,997)	(4,726)
Accumulated net realized gains (losses) on investments	(10,115,830)	(3,119,631)	(16,309,262)	(18,438,850)
Net unrealized appreciation (depreciation) on investments	3,632,455	415,025	1,554,479	(36,620)

NET ASSETS	$19,694,460	$3,741,371	$9,098,613	$2,722,758

NET ASSETS:
Investor Class	$16,272,218	$3,416,888	$7,914,947	$2,716,737
Service Class	3,422,242	324,483	1,183,666	6,021

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized, no par value):
Investor Class	497,598	260,544	432,650	289,987
Service Class	113,940	25,853	67,424	628

NET ASSET VALUE
(offering and redemption price per share):
Investor Class	$32.70	$13.11	$18.29	$9.37
Service Class	30.04	12.55	17.56	9.59
(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

January 31, 2011 (unaudited) :: Statements of Assets and Liabilities :: 161

		U.S.
Short Precious	Short Real	Government	Rising Rates	Rising Rates	Rising
Metals	Estate	Plus	Opportunity 10	Opportunity	U.S. Dollar
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

$17,508,000	$6,463,000	$23,679,249	$52,404,000	$348,800,000	$21,295,000

—	—	11,914,875	—	—	—
17,508,000	6,463,000	11,778,000	52,404,000	348,800,000	21,295,000

17,508,000	6,463,000	23,692,875	52,404,000	348,800,000	21,295,000
754	920	663	753	152	159
—	—	17,782	41,931	212,782	43,725
—	—	—	—	—	—
—	—	—	—	—	330,444
78	29	115,437	234	1,555	95
—	—	—	—	—	—
—	—	428,649	—	4,067,719	—
287,072	295,352	1,156,672	102,925	2,073,256	279,945
—	—	—	—	—	2,135,324
—	—	—	6,234	42,969	—
—	—	—	—	—	—
—	—	—	—	—	2,579
18,922	16,002	21,376	30,999	19,937	23,004

17,814,826	6,775,303	25,433,454	52,587,076	355,218,370	24,110,275

822,292	207,979	1,388,347	46,410	1,973,310	90,812
—	—	—	—	—	3,047,713
146,366	164,094	10,827	276,347	—	—
—	—	3,906	—	—	10,500
5,281	3,964	26,453	34,294	194,203	50,077
1,056	793	7,936	6,859	38,841	10,015
540	467	2,966	2,687	13,990	5,031
506	1,355	9,300	1,738	16,774	2,306
— (a)	1	3	3	13	8
3,075	3,021	18,028	7,876	36,092	38,884
796	513	3,970	3,433	19,466	5,009
27	41	146	144	632	376
118	76	590	510	2,895	745
12,738	30,969	55,154	74,604	270,528	82,740

992,795	413,273	1,527,626	454,905	2,566,744	3,344,216

$16,822,031	$6,362,030	$23,905,828	$52,132,171	$352,651,626	$20,766,059

$35,651,378	$63,568,087	$34,284,008	$64,834,893	$515,762,237	$24,534,204
(46,736)	(51,772)	41,123	(230,246)	(1,070,307)	(369,128)
(18,636,245)	(56,990,191)	(10,816,760)	(12,270,173)	(166,182,518)	(593,319)
(146,366)	(164,094)	397,457	(202,303)	4,142,214	(2,805,698)

$16,822,031	$6,362,030	$23,905,828	$52,132,171	$352,651,626	$20,766,059

$15,907,474	$4,832,397	$20,060,247	$50,536,626	$333,628,823	$18,323,446
914,557	1,529,633	3,845,581	1,595,545	19,022,803	2,442,613

2,451,673	618,656	623,106	2,272,478	25,685,675	702,622
131,859	201,710	120,654	70,633	1,518,478	96,634

$6.49	$7.81	$32.19	$22.24	$12.99	$26.08
6.94	7.58	31.87	22.59	12.53	25.28

See accompanying notes to the financial statements.

162 :: Statements of Assets and Liabilities :: January 31, 2011 (unaudited)

Falling
U.S. Dollar
ProFund

ASSETS:
Total Investment Securities, at cost	$19,237,000

Repurchase agreements, at value	19,237,000

Total Investment Securities, at value	19,237,000
Cash	518
Segregated cash balances with brokers	6,836
Segregated cash balances with custodian	901
Unrealized appreciation on forward currency contracts	487,698
Interest receivable	86
Receivable for capital shares issued	481,498
Variation margin on futures contracts	1,680
Prepaid expenses	18,152

TOTAL ASSETS	20,234,369

LIABILITIES:
Payable for capital shares redeemed	1,815
Unrealized depreciation on forward currency contracts	9,905
Advisory fees payable	9,872
Management services fees payable	1,975
Administration fees payable	659
Distribution and services fees payable - Service Class	367
Trustee fees payable	1
Transfer agency fees payable	2,230
Fund accounting fees payable	989
Compliance services fees payable	24
Service fees payable	147
Other accrued expenses	33,244

TOTAL LIABILITIES	61,228

NET ASSETS	$20,173,141

NET ASSETS CONSIST OF:
Capital	$22,398,030
Accumulated net investment income (loss)	(1,389,846)
Accumulated net realized gains (losses) on investments	(1,319,928)
Net unrealized appreciation (depreciation) on investments	484,885

NET ASSETS	$20,173,141

NET ASSETS:
Investor Class	$19,678,908
Service Class	494,233

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized, no par value):
Investor Class	821,386
Service Class	20,483

NET ASSET VALUE
(offering and redemption price per share):
Investor Class	$23.96
Service Class	24.13

See accompanying notes to the financial statements.

164 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Bull	Mid-Cap	Small-Cap	NASDAQ-100
	ProFund	ProFund	ProFund	ProFund

	Six Months	Six Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	January 31,	January 31,	January 31,	January 31,
	2011	2011	2011	2011

INVESTMENT INCOME:
Dividends	$153,020	$56,709	$43,281	$82,205
Interest	15,682	14,210	13,165	21,605

TOTAL INVESTMENT INCOME	168,702	70,919	56,446	103,810

EXPENSES:
Advisory fees	151,184	129,041	109,048	172,843
Management services fees	30,237	25,808	21,810	37,038
Administration fees	9,295	7,153	6,439	10,820
Distribution and services fees - Service Class	35,534	17,863	21,243	40,198
Transfer agency fees	48,425	17,302	22,203	40,240
Administrative services fees	36,398	51,703	44,549	60,794
Registration and filing fees	26,684	16,268	19,076	21,125
Custody fees	6,458	3,229	5,270	3,817
Fund accounting fees	18,913	14,223	15,083	20,339
Trustee fees	242	189	167	296
Compliance services fees	273	221	200	330
Service fees	3,635	2,658	2,398	4,162
Other fees	30,829	20,903	25,501	42,154
Recoupment of prior expenses reduced by the Advisor	—	3,747	—	—

Total Gross Expenses before reductions	398,107	310,308	292,987	454,156
Less Expenses reduced by the Advisor	—	—	(20,205)	—

TOTAL NET EXPENSES	398,107	310,308	272,782	454,156

NET INVESTMENT INCOME (LOSS)	(229,405)	(239,389)	(216,336)	(350,346)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,096,060	256,158	484,643	234,631
Net realized gains (losses) on futures contracts	839,674	2,004,144	4,333	1,288,099
Net realized gains (losses) on swap agreements	3,244,181	2,072,549	3,456,838	6,606,582
Change in net unrealized appreciation/depreciation on investments	109,900	2,519,586	999,727	2,754,194

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,289,815	6,852,437	4,945,541	10,883,506

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,060,410	$6,613,048	$4,729,205	$10,533,160

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 165

Large-Cap	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
Value	Growth	Value	Growth	Value	Growth
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

Six Months	Six Months	Six Months	Six Months	Six Months	Six Months
Ended	Ended	Ended	Ended	Ended	Ended
January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
2011	2011	2011	2011	2011	2011

$226,278	$108,346	$148,074	$77,733	$125,164	$199,798
33	22	16	33	43	26

226,311	108,368	148,090	77,766	125,207	199,824

75,688	51,330	70,280	83,879	78,701	105,059
15,138	10,266	14,056	16,776	15,740	21,012
5,260	3,307	4,310	4,592	5,309	5,971
14,818	16,366	12,664	42,177	11,322	23,498
17,653	11,246	13,827	21,093	14,238	19,266
30,089	23,863	32,069	19,537	24,714	34,038
14,502	14,802	15,643	20,337	17,779	14,344
12,676	10,163	11,493	12,019	18,369	19,083
10,954	7,031	8,960	9,007	11,095	11,931
142	91	119	110	137	159
165	108	130	141	166	185
1,926	1,188	1,663	1,686	1,921	2,267
14,297	10,342	14,058	14,008	15,604	17,679
—	—	—	3,084	—	—

213,308	160,103	199,272	248,446	215,095	274,492
(23,903)	(25,335)	(24,496)	—	(22,235)	(9,102)

189,405	134,768	174,776	248,446	192,860	265,390

36,906	(26,400)	(26,686)	(170,680)	(67,653)	(65,566)

(118,298)	906,121	92,203	1,705,519	933,805	1,640,657
—	—	—	—	—	—
—	—	—	—	—	—
2,612,880	1,544,864	2,340,179	2,806,330	1,267,384	3,765,505

2,494,582	2,450,985	2,432,382	4,511,849	2,201,189	5,406,162

$2,531,488	$2,424,585	$2,405,696	$4,341,169	$2,133,536	$5,340,596

See accompanying notes to the financial statements.

166 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Europe 30	UltraBull	UltraMid-Cap	UltraSmall-Cap
	ProFund	ProFund	ProFund	ProFund

	Six Months	Six Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	January 31,	January 31,	January 31,	January 31,
	2011	2011	2011	2011

INVESTMENT INCOME:
Dividends	$283,462	$561,436	$149,374	$87,139
Interest	72	31,174	15,592	24,186
Foreign tax withholding	(24,398)	—	—	—

TOTAL INVESTMENT INCOME	259,136	592,610	164,966	111,325

EXPENSES:
Advisory fees	62,295	390,629	214,424	203,393
Management services fees	12,459	78,126	42,885	40,679
Administration fees	3,032	24,468	13,270	11,332
Distribution and services fees - Service Class	10,118	39,242	19,809	23,679
Transfer agency fees	9,578	89,713	35,379	46,672
Administrative services fees	10,599	137,609	92,806	58,151
Registration and filing fees	18,277	24,302	17,923	26,526
Custody fees	4,805	21,639	7,412	4,706
Fund accounting fees	6,032	47,657	25,449	23,833
Trustee fees	71	650	329	287
Compliance services fees	59	623	422	352
Service fees	1,453	10,068	4,781	4,104
Other fees	8,633	68,494	37,875	41,940
Recoupment of prior expenses reduced by the Advisor	6,401	—	—	2,918

Total Gross Expenses before reductions	153,812	933,220	512,764	488,572
Less Expenses reduced by the Advisor	—	—	—	—

TOTAL NET EXPENSES	153,812	933,220	512,764	488,572

NET INVESTMENT INCOME (LOSS)	105,324	(340,610)	(347,798)	(377,247)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(3,349,560)	1,068,836	1,149,768	1,128,216
Net realized gains (losses) on futures contracts	12,849	4,785,118	4,472,937	727,627
Net realized gains (losses) on swap agreements	—	15,983,244	11,336,737	15,017,926
Change in net unrealized appreciation/depreciation on investments	280,667	5,902,964	4,263,902	1,040,126

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,056,044)	27,740,162	21,223,344	17,913,895

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,950,720)	$27,399,552	$20,875,546	$17,536,648

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 167

			UltraEmerging	UltraLatin
UltraDow 30	UltraNASDAQ-100	UltraInternational	Markets	America	UltraChina
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

Six Months	Six Months	Six Months	Six Months	Six Months	Six Months
Ended	Ended	Ended	Ended	Ended	Ended
January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
2011	2011	2011	2011	2011	2011

$84,622	$406,291	$—	$696,369	$585,720	$115,433
5,983	37,446	13,089	11,715	8,488	5,440
—	—	—	(107,028)	(85,217)	(16,718)

90,605	443,737	13,089	601,056	508,991	104,155

59,168	502,953	83,280	263,743	206,216	117,902
11,834	100,591	16,656	52,749	41,243	23,581
3,564	29,711	6,971	16,758	13,971	5,536
13,690	36,376	13,459	43,493	18,920	9,301
18,047	104,220	16,274	63,371	45,137	16,209
14,038	160,086	22,679	86,383	78,257	36,367
17,475	23,400	17,370	27,176	24,407	19,890
3,427	6,675	3,722	6,067	7,777	7,604
6,686	55,259	12,784	31,222	25,896	10,344
94	804	167	460	381	150
104	895	227	486	413	157
1,408	11,426	2,427	6,675	5,548	2,148
13,011	110,151	20,452	53,001	44,188	18,329
—	—	—	—	—	13,745

162,546	1,142,547	216,468	651,584	512,354	281,263
(12,374)	—	(10,909)	—	—	—

150,172	1,142,547	205,559	651,584	512,354	281,263

(59,567)	(698,810)	(192,470)	(50,528)	(3,363)	(177,108)

1,976	609,533	(14,271)	(577,156)	1,456,118	(472,643)
55,355	2,677,980	584,604	—	—	—
3,028,466	34,758,055	5,812,912	6,952,659	7,273,500	3,262,490
696,991	12,109,832	(929,393)	2,881,973	1,428,751	1,866,964

3,782,788	50,155,400	5,453,852	9,257,476	10,158,369	4,656,811

$3,723,221	$49,456,590	$5,261,382	$9,206,948	$10,155,006	$4,479,703

See accompanying notes to the financial statements.

168 :: Statements of Operations :: For the Periods Indicated (unaudited)

			Short	Short
	UltraJapan	Bear	Small-Cap	NASDAQ-100
	ProFund	ProFund	ProFund	ProFund

	Six Months	Six Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	January 31,	January 31,	January 31,	January 31,
	2011	2011	2011	2011

INVESTMENT INCOME:
Interest	$9,519	$51,581	$13,990	$10,635

EXPENSES:
Advisory fees	86,330	281,121	62,569	55,168
Management services fees	14,388	56,225	12,514	11,034
Administration fees	4,293	16,568	4,188	3,013
Distribution and services fees - Service Class	2,414	20,055	11,524	3,304
Transfer agency fees	12,297	34,901	16,923	12,806
Administrative services fees	31,438	152,059	29,577	16,634
Registration and filing fees	14,174	24,667	19,063	17,771
Custody fees	1,589	5,329	6,773	3,662
Fund accounting fees	7,926	30,843	8,147	5,558
Trustee fees	114	514	172	101
Compliance services fees	134	458	141	81
Service fees	1,605	7,280	2,022	1,289
Other fees	12,774	46,586	14,793	11,065

Total Gross Expenses before reductions	189,476	676,606	188,406	141,486
Less Expenses reduced by the Advisor	(21,116)	—	(31,015)	(10,927)

TOTAL NET EXPENSES	168,360	676,606	157,391	130,559

NET INVESTMENT INCOME (LOSS)	(158,841)	(625,025)	(143,401)	(119,924)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(8,889)	(20,044)	—	(17,456)
Net realized gains (losses) on futures contracts	2,426,471	(2,918,132)	(240,349)	(323,420)
Net realized gains (losses) on swap agreements	136,410	(11,821,703)	(6,186,197)	(3,297,383)
Change in net unrealized appreciation/depreciation on investments	(339,347)	431,403	206,778	91,116

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,214,645	(14,328,476)	(6,219,768)	(3,547,143)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,055,804	$(14,953,501)	$(6,363,169)	$(3,667,067)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 169

	UltraShort	UltraShort	UltraShort	UltraShort	UltraShort
UltraBear	Mid-Cap	Small-Cap	Dow 30	NASDAQ-100	International
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

Six Months	Six Months	Six Months	Six Months	Six Months	Six Months
Ended	Ended	Ended	Ended	Ended	Ended
January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
2011	2011	2011	2011	2011	2011

$52,199	$2,294	$22,332	$6,632	$28,769	$10,194

282,728	12,681	103,238	37,421	119,893	55,386
56,546	2,536	20,648	7,484	23,979	11,077
17,399	779	6,184	2,086	7,169	3,655
14,427	1,157	25,681	4,072	4,805	3,484
54,194	4,137	35,692	10,052	32,628	8,944
109,767	2,812	18,137	11,169	33,524	26,493
22,469	14,981	39,285	15,027	23,592	14,737
5,520	2,968	3,817	3,020	6,240	4,100
32,380	1,410	11,567	3,873	13,344	6,763
545	22	180	56	210	111
498	24	199	61	205	98
7,687	332	2,401	835	3,006	1,524
47,580	3,560	22,842	7,848	30,789	17,441

651,740	47,399	289,871	103,004	299,384	153,813
—	(16,992)	(23,137)	(12,615)	—	—

651,740	30,407	266,734	90,389	299,384	153,813

(599,541)	(28,113)	(244,402)	(83,757)	(270,615)	(143,619)

(13,109)	—	(10,811)	—	(8,289)	—
(1,462,375)	(306,835)	(699,146)	(429,438)	(623,691)	(553,678)
(24,899,929)	(1,249,548)	(12,842,676)	(2,088,535)	(15,655,813)	(4,566,420)
1,535,249	55,953	1,768,075	69,095	1,206,792	140,930

(24,840,164)	(1,500,430)	(11,784,558)	(2,448,878)	(15,081,001)	(4,979,168)

$(25,439,705)	$(1,528,543)	$(12,028,960)	$(2,532,635)	$(15,351,616)	$(5,122,787)

See accompanying notes to the financial statements.

170 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraShort
	Emerging	UltraShort	UltraShort	UltraShort
	Markets	Latin America	China	Japan
	ProFund	ProFund	ProFund	ProFund

	Six Months	Six Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	January 31,	January 31,	January 31,	January 31,
	2011	2011	2011	2011

INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	7,395	2,466	2,395	2,496

TOTAL INVESTMENT INCOME	7,395	2,466	2,395	2,496

EXPENSES:
Advisory fees	40,190	12,711	13,067	19,076
Management services fees	8,038	2,542	2,613	3,179
Administration fees	2,490	776	940	849
Distribution and services fees - Service Class	5,117	933	1,157	3,111
Transfer agency fees	7,769	4,431	4,126	3,739
Administrative services fees	18,218	3,577	5,618	4,180
Registration and filing fees	18,270	16,404	16,388	13,981
Custody fees	3,150	3,798	5,038	1,852
Fund accounting fees	4,596	1,440	1,727	1,604
Trustee fees	71	22	25	33
Compliance services fees	70	21	27	21
Service fees	998	331	375	397
Audit fees	1,199	1,298	3,606	1,340
Other fees	3,814	2,384	3,683	2,336
Recoupment of prior expenses reduced by the Advisor	—	—	—	—

Total Gross Expenses before reductions	113,990	50,668	58,390	55,698
Less Expenses reduced by the Advisor	(16,167)	(20,415)	(27,093)	(15,919)

TOTAL NET EXPENSES	97,823	30,253	31,297	39,779

NET INVESTMENT INCOME (LOSS)	(90,428)	(27,787)	(28,902)	(37,283)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	(4,949)
Net realized gains (losses) on futures contracts	—	—	—	(836,731)
Net realized gains (losses) on swap agreements	(3,293,267)	(1,420,936)	(1,389,494)	(1,477,887)
Change in net unrealized appreciation/depreciation on investments	327,215	99,106	74,518	(200,709)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,966,052)	(1,321,830)	(1,314,976)	(2,520,276)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,056,480)	$(1,349,617)	$(1,343,878)	$(2,557,559)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 171

			Consumer	Consumer
Banks	Basic Materials	Biotechnology	Goods	Services	Financials
UltraSector	UltraSector	UltraSector	UltraSector	UltraSector	UltraSector
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

Six Months	Six Months	Six Months	Six Months	Six Months	Six Months
Ended	Ended	Ended	Ended	Ended	Ended
January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
2011	2011	2011	2011	2011	2011

$46,199	$243,797	$2,386	$15,886	$26,414	$38,599
2,622	5,630	1,462	309	649	1,417

48,821	249,427	3,848	16,195	27,063	40,016

61,412	132,632	32,419	6,827	15,405	33,438
12,282	26,527	6,484	1,365	3,081	6,688
3,695	7,536	2,040	390	932	2,145
5,346	25,929	3,839	2,428	3,883	3,849
12,707	24,236	6,320	1,262	3,711	5,720
23,804	48,948	12,225	2,408	5,122	16,813
17,084	16,918	13,925	15,988	15,944	13,216
4,610	3,448	3,829	6,022	6,027	5,246
7,071	14,107	3,880	1,227	2,378	4,599
98	199	56	11	27	54
116	241	63	10	32	72
1,369	2,807	821	168	367	739
4,549	9,736	3,015	634	1,112	2,663
9,419	16,020	5,802	3,105	4,447	6,134
—	687	—	—	—	—

163,562	329,971	94,718	41,845	62,468	101,376
(16,559)	—	(2,050)	(23,669)	(23,051)	(20,397)

147,003	329,971	92,668	18,176	39,417	80,979

(98,182)	(80,544)	(88,820)	(1,981)	(12,354)	(40,963)

(660,976)	(106,990)	229,991	(4,852)	271,907	299,649
—	—	—	—	—	—
828,997	5,024,557	535,177	89,024	557,136	514,792
1,516,622	6,900,008	189,486	99,330	210,533	356,142

1,684,643	11,817,575	954,654	183,502	1,039,576	1,170,583

$1,586,461	$11,737,031	$865,834	$181,521	$1,027,222	$1,129,620

See accompanying notes to the financial statements.

172 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Health			Mobile
	Care	Industrials	Internet	Telecommunications
	UltraSector	UltraSector	UltraSector	UltraSector
	ProFund	ProFund	ProFund	ProFund

	Six Months	Six Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	January 31,	January 31,	January 31,	January 31,
	2011	2011	2011	2011

INVESTMENT INCOME:
Dividends	$32,948	$34,264	$113,621	$1,000
Interest	766	1,009	4,659	680

TOTAL INVESTMENT INCOME	33,714	35,273	118,280	1,680

EXPENSES:
Advisory fees	16,888	26,337	111,167	15,059
Management services fees	3,378	5,267	22,233	3,012
Administration fees	1,137	1,922	6,112	840
Distribution and services fees - Service Class	2,029	8,425	12,402	3,141
Transfer agency fees	2,792	5,936	15,132	3,330
Administrative services fees	9,548	8,938	40,746	4,897
Registration and filing fees	13,348	18,092	13,914	15,840
Custody fees	4,215	5,766	3,588	2,191
Fund accounting fees	2,586	4,269	11,253	1,608
Trustee fees	32	45	161	24
Compliance services fees	38	64	198	24
Service fees	437	643	2,254	355
Printing fees	2,412	3,310	7,270	2,602
Other fees	3,600	4,811	15,034	2,526
Recoupment of prior expenses reduced by the Advisor	—	—	6,322	—

Total Gross Expenses before reductions	62,440	93,825	267,786	55,449
Less Expenses reduced by the Advisor	(21,457)	(24,648)	—	(17,571)

TOTAL NET EXPENSES	40,983	69,177	267,786	37,878

NET INVESTMENT INCOME (LOSS)	(7,269)	(33,904)	(149,506)	(36,198)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	93,576	46,927	(162,641)	155,934
Net realized gains (losses) on swap agreements	423,753	972,339	4,586,329	117,970
Change in net unrealized appreciation/depreciation on investments	151,345	857,249	4,773,464	65,604

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	668,674	1,876,515	9,197,152	339,508

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$661,405	$1,842,611	$9,047,646	$303,310

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 173

	Oil Equipment,
	Services &		Precious
Oil & Gas	Distribution	Pharmaceuticals	Metals	Real Estate	Semiconductor
UltraSector	UltraSector	UltraSector	UltraSector	UltraSector	UltraSector
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

Six Months	Six Months	Six Months	Six Months	Six Months	Six Months
Ended	Ended	Ended	Ended	Ended	Ended
January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
2011	2011	2011	2011	2011	2011

$296,945	$84,329	$36,822	$—	$35,052	$80,894
7,364	3,371	552	45,788	5,019	2,132

304,309	87,700	37,374	45,788	40,071	83,026

183,813	85,005	11,474	259,763	107,937	49,529
36,763	17,001	2,295	51,953	21,587	9,906
10,763	5,143	836	15,338	6,106	2,900
18,897	9,903	1,417	45,625	18,509	2,221
27,347	15,073	3,736	66,316	18,179	5,570
77,636	33,297	3,985	68,315	42,807	23,941
16,989	16,920	13,128	22,782	23,226	15,184
4,700	3,453	2,897	4,515	4,778	4,091
20,211	9,456	1,655	28,340	11,664	5,499
283	123	24	427	175	71
334	172	26	478	187	92
4,032	1,829	345	6,076	2,464	1,085
10,398	6,782	2,510	12,327	6,672	3,835
25,891	12,295	3,029	37,285	15,178	7,403
—	—	—	—	—	—

438,057	216,452	47,357	619,540	279,469	131,327
—	(12,648)	(19,473)	—	(11,985)	(14,859)

438,057	203,804	27,884	619,540	267,484	116,468

(133,748)	(116,104)	9,490	(573,752)	(227,413)	(33,442)

497,864	236,757	21,458	(32,672)	191,489	68,350
9,106,705	4,323,421	191,471	12,212,577	1,742,207	1,423,055
13,710,587	7,514,005	30,309	2,339,428	2,894,168	2,218,228

23,315,156	12,074,183	243,238	14,519,333	4,827,864	3,709,633

$23,181,408	$11,958,079	$252,728	$13,945,581	$4,600,451	$3,676,191

See accompanying notes to the financial statements.

174 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Technology	Telecommunications	Utilities	Short
	UltraSector	UltraSector	UltraSector	Oil & Gas
	ProFund	ProFund	ProFund	ProFund

	Six Months	Six Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	January 31,	January 31,	January 31,	January 31,
	2011	2011	2011	2011

INVESTMENT INCOME:
Dividends	$40,799	$90,892	$234,199	$—
Interest	1,929	757	2,634	3,372

TOTAL INVESTMENT INCOME	42,728	91,649	236,833	3,372

EXPENSES:
Advisory fees	45,530	16,173	54,348	15,296
Management services fees	9,106	3,235	10,870	3,059
Administration fees	3,105	950	3,029	734
Distribution and services fees - Service Class	11,638	3,790	6,907	294
Transfer agency fees	10,067	4,107	8,888	1,823
Administrative services fees	14,107	4,014	22,648	5,841
Registration and filing fees	12,718	13,534	13,526	14,642
Custody fees	5,264	2,736	6,308	3,484
Fund accounting fees	6,364	1,861	6,063	1,345
Trustee fees	84	29	95	21
Compliance services fees	96	30	86	12
Service fees	1,170	387	1,407	345
Other fees	12,269	5,264	9,879	763

Total Gross Expenses before reductions	131,518	56,110	144,054	47,659
Less Expenses reduced by the Advisor	(14,860)	(15,014)	(11,785)	(12,351)

TOTAL NET EXPENSES	116,658	41,096	132,269	35,308

NET INVESTMENT INCOME (LOSS)	(73,930)	50,553	104,564	(31,936)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	9,857	100,594	427,710	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	1,321,028	484,464	481,646	(4,349,231)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	1,606,235	151,593	452,487	213,598

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,937,120	736,651	1,361,843	(4,135,633)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,863,190	$787,204	$1,466,407	$(4,167,569)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 175

		U.S.
Short Precious	Short Real	Government	Rising Rates	Rising Rates	Rising U.S.
Metals	Estate	Plus	Opportunity 10	Opportunity	Dollar
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

Six Months	Six Months	Six Months	Six Months	Six Months	Six Months
Ended	Ended	Ended	Ended	Ended	Ended
January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
2011	2011	2011	2011	2011	2011

$—	$—	$—	$—	$—	$—
8,144	10,010	672,515	41,688	153,857	35,434

8,144	10,010	672,515	41,688	153,857	35,434

44,365	53,416	168,217	232,515	887,067	223,844
8,873	10,683	50,465	46,503	177,414	44,769
2,332	3,643	14,189	14,140	51,889	15,246
1,540	5,569	55,873	22,468	83,747	13,997
8,393	9,377	55,656	31,659	104,689	65,837
17,728	33,166	78,525	96,481	380,218	44,659
16,913	17,018	28,777	27,827	29,691	21,078
2,993	4,635	6,170	3,855	7,561	4,181
4,372	6,652	26,468	26,130	95,914	26,981
64	107	397	429	1,372	341
66	107	432	436	1,582	540
945	1,575	5,526	5,778	19,538	4,980
8,359	10,784	37,485	39,017	142,458	38,458

116,943	156,732	528,180	547,238	1,983,140	504,911
(13,068)	(2,390)	—	—	—	—

103,875	154,342	528,180	547,238	1,983,140	504,911

(95,731)	(144,332)	144,335	(505,550)	(1,829,283)	(469,477)

—	—	1,182,359	(39,454)	(197,968)	(73,445)
—	—	271,784	(219,345)	(340,455)	(324,937)
(2,897,354)	(2,588,323)	(5,274,980)	(187,470)	15,540,956	—
—	—	—	—	—	(1,858,455)
331,612	197,242	(43,088)	862,925	9,048,985	(2,422,278)

(2,565,742)	(2,391,081)	(3,863,925)	416,656	24,051,518	(4,679,115)

$(2,661,473)	$(2,535,413)	$(3,719,590)	$(88,894)	$22,222,235	$(5,148,592)

See accompanying notes to the financial statements.

176 :: Statements of Operations :: For the Periods Indicated (unaudited)

Falling U.S.
Dollar
ProFund

Six Months
Ended
January 31,
2011

INVESTMENT INCOME:
Interest	$12,160

EXPENSES:
Advisory fees	63,698
Management services fees	12,740
Administration fees	4,060
Distribution and services fees - Service Class	2,028
Transfer agency fees	9,601
Administrative services fees	27,457
Registration and filing fees	13,946
Custody fees	3,961
Fund accounting fees	7,588
Trustee fees	112
Compliance services fees	106
Service fees	1,475
Other fees	12,974

Total Gross Expenses before reductions	159,746
Less Expenses reduced by the Advisor	(9,136)

TOTAL NET EXPENSES	150,610

NET INVESTMENT INCOME (LOSS)	(138,450)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	167,701
Net realized gains (losses) on forward currency contracts	442,251
Change in net unrealized appreciation/depreciation on investments	278,146

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	888,098

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$749,648

See accompanying notes to the financial statements.

178 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Mid-Cap ProFund

	Six Months		Six Months
	Ended		Ended
	January 31,		January 31,
	2011	Year Ended	2011	Year Ended
	(unaudited)	July 31, 2010	(unaudited)	July 31, 2010

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(229,405)	$(237,953)	$(239,389)	$(159,583)
Net realized gains (losses) on investments	6,179,915	3,276,197	4,332,851	(1,343,958)
Change in net unrealized appreciation/depreciation on investments	109,900	(1,106,626)	2,519,586	578,165

Change in net assets resulting from operations	6,060,410	1,931,618	6,613,048	(925,376)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	—	—	—

Change in net assets resulting from capital transactions	(22,755,717)	2,906,395	11,398,521	7,207,986

Change in net assets	(16,695,307)	4,838,013	18,011,569	6,282,610
NET ASSETS:
Beginning of period	50,801,038	45,963,025	20,180,998	13,898,388

End of period	$34,105,731	$50,801,038	$38,192,567	$20,180,998

Accumulated net investment income (loss)	$(58,535)	$(148,254)	$(225,520)	$(179,930)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$323,447,144	$658,844,969	$52,719,501	$177,876,442
Dividends reinvested	—	—	—	—
Value of shares redeemed	(344,296,767)	(652,463,290)	(43,386,176)	(171,027,424)
Service Class
Proceeds from shares issued	48,928,894	88,122,268	27,596,161	35,487,004
Dividends reinvested	—	—	—	—
Value of shares redeemed	(50,834,988)	(91,597,552)	(25,530,965)	(35,128,036)

Change in net assets resulting from capital transactions	$(22,755,717)	$2,906,395	$11,398,521	$7,207,986

SHARE TRANSACTIONS:
Investor Class
Issued	6,090,167	13,276,665	1,209,502	4,541,475
Reinvested	—	—	—	—
Redeemed	(6,485,407)	(13,198,173)	(977,469)	(4,452,440)
Service Class
Issued	1,027,117	1,945,678	694,549	963,221
Reinvested	—	—	—	—
Redeemed	(1,065,930)	(2,043,683)	(637,200)	(964,646)

Change in shares	(434,053)	(19,513)	289,382	87,610

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 179

Small-Cap ProFund		NASDAQ-100 ProFund		Large-Cap Value ProFund

Six Months		Six Months		Six Months
Ended		Ended		Ended
January 31,		January 31,		January 31,
2011	Year Ended	2011	Year Ended	2011	Year Ended
(unaudited)	July 31, 2010	(unaudited)	July 31, 2010	(unaudited)	July 31, 2010

$(216,336)	$(392,091)	$(350,346)	$(739,008)	$36,906	$47,156
3,945,814	(841,802)	8,129,312	10,869,297	(118,298)	1,673,037

999,727	(633,095)	2,754,194	(2,703,463)	2,612,880	(517,880)

4,729,205	(1,866,988)	10,533,160	7,426,826	2,531,488	1,202,313

—	—	—	—	—	(108,656)
—	—	—	—	—	(8,235)

—	—	(1,264,318)	(893,595)	—	—
—	—	(222,742)	(129,025)	—	—

—	—	(1,487,060)	(1,022,620)	—	(116,891)

(2,814,062)	7,326,273	(11,607,045)	(98,611,868)	14,726,068	5,635,293

1,915,143	5,459,285	(2,560,945)	(92,207,662)	17,257,556	6,720,715

23,931,501	18,472,216	47,068,849	139,276,511	14,252,852	7,532,137

$25,846,644	$23,931,501	$44,507,904	$47,068,849	$31,510,408	$14,252,852

$(263,624)	$(410,890)	$(184,329)	$(501,911)	$12,244	$11,730

$94,016,948	$411,249,995	$383,942,552	$870,176,117	$56,184,606	$131,488,255
—	—	1,206,208	858,988	—	102,628
(98,328,500)	(404,708,975)	(398,178,388)	(967,505,570)	(44,331,031)	(124,493,321)

111,622,974	211,171,639	67,817,575	181,883,746	4,725,595	13,145,558
—	—	216,683	123,835	—	6,175
(110,125,484)	(210,386,386)	(66,611,675)	(184,148,984)	(1,853,102)	(14,614,002)

$(2,814,062)	$7,326,273	$(11,607,045)	$(98,611,868)	$14,726,068	$5,635,293

2,398,591	11,828,273	5,431,338	13,836,565	1,597,994	3,974,924
—	—	16,074	13,262	—	3,078
(2,500,332)	(11,765,255)	(5,613,114)	(15,512,765)	(1,290,231)	(3,754,831)

3,124,132	6,486,956	1,093,617	3,070,318	142,367	411,826
—	—	3,208	2,097	—	193
(3,083,886)	(6,487,208)	(1,074,160)	(3,110,720)	(55,319)	(459,434)

(61,495)	62,766	(143,037)	(1,701,243)	394,811	175,756

See accompanying notes to the financial statements.

180 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Growth ProFund		Mid-Cap Value ProFund

	Six Months		Six Months
	Ended		Ended
	January 31,		January 31,
	2011	Year Ended	2011	Year Ended
	(unaudited)	July 31, 2010	(unaudited)	July 31, 2010

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(26,400)	$(62,956)	$(26,686)	$185
Net realized gains (losses) on investments	906,121	2,952,806	92,203	346,724
Change in net unrealized appreciation/depreciation on investments	1,544,864	(1,793,984)	2,340,179	466,467

Change in net assets resulting from operations	2,424,585	1,095,866	2,405,696	813,376

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	(57,952)
Service Class	—	—	—	(13,296)
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	—	—	(71,248)

Change in net assets resulting from capital transactions	5,396,825	(18,119,706)	5,069,223	6,012,498

Change in net assets	7,821,410	(17,023,840)	7,474,919	6,754,626
NET ASSETS:
Beginning of period	8,563,642	25,587,482	15,390,731	8,636,105

End of period	$16,385,052	$8,563,642	$22,865,650	$15,390,731

Accumulated net investment income (loss)	$(13,916)	$(42,315)	$(128,680)	$(117,621)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$50,914,390	$76,954,135	$40,937,067	$158,059,424
Dividends reinvested	—	—	—	57,389
Value of shares redeemed	(45,635,059)	(95,153,668)	(39,005,432)	(150,883,192)
Service Class
Proceeds from shares issued	3,621,420	5,424,939	4,001,106	7,879,632
Dividends reinvested	—	—	—	12,962
Value of shares redeemed	(3,503,926)	(5,345,112)	(863,518)	(9,113,717)

Change in net assets resulting from capital transactions	$5,396,825	$(18,119,706)	$5,069,223	$6,012,498

SHARE TRANSACTIONS:
Investor Class
Issued	1,379,289	2,254,299	1,057,027	4,432,175
Reinvested	—	—	—	1,554
Redeemed	(1,222,860)	(2,825,858)	(1,032,436)	(4,269,734)
Service Class
Issued	105,880	168,831	105,401	237,616
Reinvested	—	—	—	378
Redeemed	(103,643)	(173,493)	(22,397)	(267,312)

Change in shares	158,666	(576,221)	107,595	134,677

(a)	Amount includes $20,263 and $1,212 for the Investor Class and Service Class, respectively, related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.
(b)	Amount includes $23,535 and $3,533 for the Investor Class and Service Class, respectively, related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 181

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund

Six Months		Six Months		Six Months
Ended		Ended		Ended
January 31,		January 31,		January 31,
2011	Year Ended	2011	Year Ended	2011	Year Ended
(unaudited)	July 31, 2010	(unaudited)	July 31, 2010	(unaudited)	July 31, 2010

$(170,680)	$(179,821)	$(67,653)	$(97,002)	$(65,566)	$(142,284)
1,705,519	823,277	933,805	3,587,301	1,640,657	590,437

2,806,330	(245,265)	1,267,384	(915,600)	3,765,505	(746,970)

4,341,169	398,191	2,133,536	2,574,699	5,340,596	(298,817)

—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	(18,469)	—	—
—	—	—	(1,954)	—	—

—	—	—	(20,423)	—	—

7,175,776	(7,603,479)	5,241,099	(17,680,685)	(15,708,011)	19,743,277

11,516,945	(7,205,288)	7,374,635	(15,126,409)	(10,367,415)	19,444,460

12,936,511	20,141,799	7,128,599	22,255,008	33,515,630	14,071,170

$24,453,456	$12,936,511	$14,503,234	$7,128,599	$23,148,215	$33,515,630

$(105,715)	$(131,150)	$(86,589)	$(137,185)	$(22,364)	$(104,306)

$49,755,503	$71,075,068	$84,586,197 (a)	$167,392,152	$75,199,884 (b)	$103,746,213
—	—	—	18,390	—	—
(44,474,056)	(79,822,892)	(82,826,415)	(184,127,046)	(95,738,938)	(84,048,872)

8,042,124	16,408,381	6,001,477 (a)	12,307,627	7,960,398 (b)	9,301,306
—	—	—	1,945	—	—
(6,147,795)	(15,264,036)	(2,520,160)	(13,273,753)	(3,129,355)	(9,255,370)

$7,175,776	$(7,603,479)	$5,241,099	$(17,680,685)	$(15,708,011)	$19,743,277

1,220,765	2,055,284	2,149,452	4,566,024	1,892,531	2,926,675
—	—	—	533	—	—
(1,077,101)	(2,390,911)	(2,091,658)	(5,038,151)	(2,405,995)	(2,445,161)

224,374	511,420	162,871	361,472	214,842	289,536
—	—	—	61	—	—
(170,849)	(489,250)	(70,978)	(390,498)	(86,889)	(298,712)

197,189	(313,457)	149,687	(500,559)	(385,511)	472,338

See accompanying notes to the financial statements.

182 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		UltraBull ProFund

	Six Months		Six Months
	Ended		Ended
	January 31,		January 31,
	2011	Year Ended	2011	Year Ended
	(unaudited)	July 31, 2010	(unaudited)	July 31, 2010

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$105,324	$21,834	$(340,610)	$(462,636)
Net realized gains (losses) on investments	(3,336,711)	474,538	21,837,198	8,019,982
Change in net unrealized appreciation/depreciation on investments	280,667	(670,624)	5,902,964	(3,986,972)

Change in net assets resulting from operations	(2,950,720)	(174,252)	27,399,552	3,570,374

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	(110,157)	—	—
Service Class	—	(13,229)	—	—

Change in net assets resulting from distributions	—	(123,386)	—	—

Change in net assets resulting from capital transactions	16,556,365	3,402,801	(54,730,841)	30,759,046

Change in net assets	13,605,645	3,105,163	(27,331,289)	34,329,420
NET ASSETS:
Beginning of period	12,719,756	9,614,593	101,612,711	67,283,291

End of period	$26,325,401	$12,719,756	$74,281,422	$101,612,711

Accumulated net investment income (loss)	$117,781	$12,457	$(139,251)	$(302,345)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$151,574,540	$156,784,843	$1,625,239,774	$2,059,766,295
Dividends reinvested	—	102,762	—	—
Value of shares redeemed	(136,154,669)	(153,704,001)	(1,682,257,370)	(2,026,815,352)
Service Class
Proceeds from shares issued	11,807,331	16,550,339	50,514,566	122,274,215
Dividends reinvested	—	13,161	—	—
Value of shares redeemed	(10,670,837)	(16,344,303)	(48,227,811)	(124,466,112)

Change in net assets resulting from capital transactions	$16,556,365	$3,402,801	$(54,730,841)	$30,759,046

SHARE TRANSACTIONS:
Investor Class
Issued	11,285,595	11,788,658	45,580,453	66,745,404
Reinvested	—	7,377	—	—
Redeemed	(10,564,342)	(11,566,176)	(47,158,335)	(66,020,053)
Service Class
Issued	862,668	1,194,893	1,575,611	4,340,051
Reinvested	—	922	—	—
Redeemed	(808,346)	(1,195,547)	(1,489,576)	(4,423,692)

Change in shares	775,575	230,127	(1,491,847)	641,710

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 183

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund

Six Months		Six Months		Six Months
Ended		Ended		Ended
January 31,		January 31,		January 31,
2011	Year Ended	2011	Year Ended	2011	Year Ended
(unaudited)	July 31, 2010	(unaudited)	July 31, 2010	(unaudited)	July 31, 2010

$(347,798)	$(396,031)	$(377,247)	$(536,044)	$(59,567)	$(123,342)
16,959,442	19,571,023	16,873,769	2,936,121	3,085,797	4,666,643

4,263,902	2,095,650	1,040,126	(1,530,514)	696,991	(354,264)

20,875,546	21,270,642	17,536,648	869,563	3,723,221	4,189,037

—	(2,849)	—	—	—	(2,698)
—	—	—	—	—	—

—	(2,849)	—	—	—	(2,698)

3,796,938	(17,049,857)	23,087,170	12,425,109	3,086,131	(5,385,729)

24,672,484	4,217,936	40,623,818	13,294,672	6,809,352	(1,199,390)

34,174,082	29,956,146	41,565,821	28,271,149	14,986,985	16,186,375

$58,846,566	$34,174,082	$82,189,639	$41,565,821	$21,796,337	$14,986,985

$(297,312)	$(377,831)	$(468,705)	$(625,401)	$(37,953)	$(109,164)

$245,333,041	$489,841,601	$491,503,204	$816,996,136	$113,918,750	$413,134,850
—	2,677	—	—	—	2,615
(242,383,105)	(507,221,659)	(468,664,383)	(803,018,279)	(108,211,215)	(420,886,756)

28,046,933	63,569,709	94,473,674	168,781,300	19,090,810	96,124,799
—	—	—	—	—	—
(27,199,931)	(63,242,185)	(94,225,325)	(170,334,048)	(21,712,214)	(93,761,237)

$3,796,938	$(17,049,857)	$23,087,170	$12,425,109	$3,086,131	$(5,385,729)

6,872,293	17,945,353	29,683,363	62,988,679	4,550,438	19,022,162
—	96	—	—	—	114
(6,689,718)	(18,208,870)	(28,574,661)	(62,583,993)	(4,345,831)	(19,390,055)

820,618	2,566,642	6,503,084	15,082,470	867,498	4,516,998
—	—	—	—	—	—
(793,713)	(2,568,065)	(6,397,160)	(15,126,160)	(995,551)	(4,405,966)

209,480	(264,844)	1,214,626	360,996	76,554	(256,747)

See accompanying notes to the financial statements.

184 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraNASDAQ-100 ProFund		UltraInternational ProFund

	Six Months		Six Months
	Ended		Ended
	January 31,		January 31,
	2011	Year Ended	2011	Year Ended
	(unaudited)	July 31, 2010	(unaudited)	July 31, 2010

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(698,810)	$(1,474,241)	$(192,470)	$(310,555)
Net realized gains (losses) on investments	38,045,568	27,242,605	6,383,245	657,629
Change in net unrealized appreciation/depreciation on investments	12,109,832	6,673,695	(929,393)	(679,579)

Change in net assets resulting from operations	49,456,590	32,442,059	5,261,382	(332,505)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	—	—	—

Change in net assets resulting from capital transactions	(145,804)	(19,399,103)	23,826,728	(9,631,351)

Change in net assets	49,310,786	13,042,956	29,088,110	(9,963,856)
NET ASSETS:
Beginning of period	122,633,704	109,590,748	11,741,028	21,704,884

End of period	$171,944,490	$122,633,704	$40,829,138	$11,741,028

Accumulated net investment income (loss)	$(193,346)	$(893,165)	$(129,729)	$(200,794)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$415,177,175	$982,106,248	$101,965,409	$178,486,183
Dividends reinvested	—	—	—	—
Value of shares redeemed	(411,685,974)	(1,002,611,978)	(78,257,716)	(187,717,192)
Service Class
Proceeds from shares issued	18,057,749	64,377,393	9,869,315	18,819,923
Dividends reinvested	—	—	—	—
Value of shares redeemed	(21,694,754)	(63,270,766)	(9,750,280)	(19,220,265)

Change in net assets resulting from capital transactions	$(145,804)	$(19,399,103)	$23,826,728	$(9,631,351)

SHARE TRANSACTIONS:
Investor Class
Issued	17,499,065	53,553,220	7,963,337	14,998,612
Reinvested	—	—	—	—
Redeemed	(17,637,301)	(54,612,992)	(6,237,550)	(15,800,219)
Service Class
Issued	889,922	3,897,563	805,326	1,596,319
Reinvested	—	—	—	—
Redeemed	(1,083,819)	(3,808,763)	(775,781)	(1,696,834)

Change in shares	(332,133)	(970,972)	1,755,332	(902,122)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 185

UltraEmerging Markets ProFund		UltraLatin America ProFund		UltraChina ProFund

Six Months		Six Months		Six Months
Ended		Ended		Ended
January 31,		January 31,		January 31,
2011	Year Ended	2011	Year Ended	2011	Year Ended
(unaudited)	July 31, 2010	(unaudited)	July 31, 2010	(unaudited)	July 31, 2010

$(50,528)	$(304,355)	$(3,363)	$364,409	$(177,108)	$(224,573)
6,375,503	(3,887,954)	8,729,618	2,424,899	2,789,847	(2,515,664)
2,881,973	12,038,994	1,428,751	6,344,049	1,866,964	(1,238,379)

9,206,948	7,846,685	10,155,006	9,133,357	4,479,703	(3,978,616)

—	—	(261,752)	(168,613)	—	(1,207)

—	—	—	—	(271,315)	—
—	—	—	—	(12,981)	—

—	—	(261,752)	(168,613)	(284,296)	(1,207)

(19,847,941)	(32,602,161)	(10,772,539)	(6,179,278)	8,018,743	(32,172,986)

(10,640,993)	(24,755,476)	(879,285)	2,785,466	12,214,150	(36,152,809)

70,659,974	95,415,450	49,843,280	47,057,814	20,001,244	56,154,053

$60,018,981	$70,659,974	$48,963,995	$49,843,280	$32,215,394	$20,001,244

$(45,349)	$(137,208)	$(2,827)	$261,830	$(118,528)	$(139,586)

$139,493,877	$376,642,253	$93,925,845	$375,816,343	$115,130,100	$238,611,441
—	—	256,835	165,252	266,395	1,176
(157,830,389)	(408,473,531)	(103,743,566)	(380,300,601)	(107,630,662)	(268,754,677)

35,725,515	70,782,633	9,601,882	79,826,562	12,632,356	26,050,430
—	—	—	—	8,738	—
(37,236,944)	(71,553,516)	(10,813,535)	(81,686,834)	(12,388,184)	(28,081,356)

$(19,847,941)	$(32,602,161)	$(10,772,539)	$(6,179,278)	$8,018,743	$(32,172,986)

8,383,337	25,731,283	7,225,365	33,747,761	9,095,646	23,439,831
—	—	17,737	12,860	21,536	113
(9,701,513)	(28,509,752)	(7,982,556)	(34,859,514)	(8,561,822)	(26,906,568)

2,245,484	4,749,126	764,035	7,791,492	1,018,456	2,552,876
—	—	—	—	726	—
(2,318,246)	(4,861,513)	(864,728)	(8,110,810)	(1,021,846)	(2,834,047)

(1,390,938)	(2,890,856)	(840,147)	(1,418,211)	552,696	(3,747,795)

See accompanying notes to the financial statements.

186 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraJapan ProFund		Bear ProFund

	Six Months		Six Months
	Ended		Ended
	January 31,		January 31,
	2011	Year Ended	2011	Year Ended
	(unaudited)	July 31, 2010	(unaudited)	July 31, 2010

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(158,841)	$(409,109)	$(625,025)	$(1,498,390)
Net realized gains (losses) on investments	2,553,992	(4,634,399)	(14,759,879)	(27,283,580)
Change in net unrealized appreciation/depreciation on investments	(339,347)	(3,152,183)	431,403	2,275,478

Change in net assets resulting from operations	2,055,804	(8,195,691)	(14,953,501)	(26,506,492)

Change in net assets resulting from capital transactions	2,557,530	(730,644)	(48,199,944)	47,147,511

Change in net assets	4,613,334	(8,926,335)	(63,153,445)	20,641,019
NET ASSETS:
Beginning of period	17,007,913	25,934,248	97,930,617	77,289,598

End of period	$21,621,247	$17,007,913	$34,777,172	$97,930,617

Accumulated net investment income (loss)	$(102,617)	$(293,514)	$(59,006)	$(960,321)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$103,155,593	$286,910,429	$284,110,802	$797,674,558
Value of shares redeemed	(100,642,034)	(287,396,558)	(332,329,002)	(752,432,835)
Service Class
Proceeds from shares issued	3,426,278	6,949,901	18,935,687	29,740,270
Value of shares redeemed	(3,382,307)	(7,194,416)	(18,917,431)	(27,834,482)

Change in net assets resulting from capital transactions	$2,557,530	$(730,644)	$(48,199,944)	$47,147,511

SHARE TRANSACTIONS:
Investor Class
Issued	13,012,858	29,705,495	12,851,637	32,354,016
Redeemed	(12,721,213)	(30,011,881)	(15,204,157)	(30,997,617)
Service Class
Issued	444,652	761,315	837,366	1,184,798
Redeemed	(439,372)	(791,746)	(861,513)	(1,125,166)

Change in shares	296,925	(336,817)	(2,376,667)	1,416,031

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 187

Short Small-Cap ProFund		Short NASDAQ-100 ProFund		UltraBear ProFund

Six Months		Six Months		Six Months
Ended		Ended		Ended
January 31,		January 31,		January 31,
2011	Year Ended	2011	Year Ended	2011	Year Ended
(unaudited)	July 31, 2010	(unaudited)	July 31, 2010	(unaudited)	July 31, 2010

$(143,401)	$(427,268)	$(119,924)	$(336,766)	$(599,541)	$(1,378,857)
(6,426,546)	(10,668,264)	(3,638,259)	(5,468,373)	(26,375,413)	(50,623,664)

206,778	156,377	91,116	85,649	1,535,249	2,030,256

(6,363,169)	(10,939,155)	(3,667,067)	(5,719,490)	(25,439,705)	(49,972,265)

(9,493,819)	15,363,563	15,526,402	2,370,450	(4,860,020)	49,575,286

(15,856,988)	4,424,408	11,859,335	(3,349,040)	(30,299,725)	(396,979)

26,724,014	22,299,606	6,745,269	10,094,309	79,219,164	79,616,143

$10,867,026	$26,724,014	$18,604,604	$6,745,269	$48,919,439	$79,219,164

$(49,550)	$(375,977)	$(44,993)	$(225,663)	$(92,094)	$(681,575)

$109,225,037	$413,782,412	$351,857,824	$491,348,026	$842,243,199	$1,310,005,707
(100,132,386)	(414,211,909)	(337,304,682)	(489,249,716)	(843,694,567)	(1,263,215,470)

77,577,815	309,312,465	30,618,234	46,545,841	22,128,492	92,678,862
(96,164,285)	(293,519,405)	(29,644,974)	(46,273,701)	(25,537,144)	(89,893,813)

$(9,493,819)	$15,363,563	$15,526,402	$2,370,450	$(4,860,020)	$49,575,286

9,772,393	30,877,127	35,095,471	40,029,982	106,312,938	126,125,283
(9,279,366)	(31,280,843)	(33,749,365)	(40,164,910)	(106,788,659)	(123,566,393)

7,051,905	23,844,441	3,138,782	3,928,072	2,795,935	8,957,879
(8,599,329)	(22,666,949)	(3,024,262)	(3,914,949)	(3,213,823)	(8,823,456)

(1,054,397)	773,776	1,460,626	(121,805)	(893,609)	2,693,313

See accompanying notes to the financial statements.

188 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Mid-Cap ProFund		UltraShort Small-Cap ProFund

	Six Months		Six Months
	Ended		Ended
	January 31,		January 31,
	2011	Year Ended	2011	Year Ended
	(unaudited)	July 31, 2010	(unaudited)	July 31, 2010

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(28,113)	$(114,569)	$(244,402)	$(568,605)
Net realized gains (losses) on investments	(1,556,383)	(4,329,834)	(13,552,633)	(21,361,668)
Change in net unrealized appreciation/depreciation on investments	55,953	99,700	1,768,075	251,236

Change in net assets resulting from operations	(1,528,543)	(4,344,703)	(12,028,960)	(21,679,037)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	—	—	—

Change in net assets resulting from capital transactions	(115,834)	1,234,843	(3,510,972)	26,270,520

Change in net assets	(1,644,377)	(3,109,860)	(15,539,932)	4,591,483
NET ASSETS:
Beginning of period	3,555,537	6,665,397	38,454,816	33,863,333

End of period	$1,911,160	$3,555,537	$22,914,884	$38,454,816

Accumulated net investment income (loss)	$(13,439)	$(80,004)	$(107,245)	$(375,272)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$52,970,075	$153,617,520	$330,711,596	$704,266,038
Dividends reinvested	—	—	—	—
Value of shares redeemed	(52,974,880)	(153,411,565)	(334,195,665)	(674,358,894)
Service Class
Proceeds from shares issued	1,285,586	36,173,683	71,976,777	277,970,597
Dividends reinvested	—	—	—	—
Value of shares redeemed	(1,396,615)	(35,144,795)	(72,003,680)	(281,607,221)

Change in net assets resulting from capital transactions	$(115,834)	$1,234,843	$(3,510,972)	$26,270,520

SHARE TRANSACTIONS:
Investor Class
Issued	12,015,153	23,424,019	94,886,125	122,140,612
Reinvested	—	—	—	—
Redeemed	(12,084,720)	(23,484,556)	(94,951,577)	(117,152,935)
Service Class
Issued	265,569	4,721,289	19,518,680	43,700,530
Reinvested	—	—	—	—
Redeemed	(292,140)	(4,684,394)	(19,844,781)	(44,351,909)

Change in shares	(96,138)	(23,642)	(391,553)	4,336,298

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 189

UltraShort Dow 30 ProFund		UltraShort NASDAQ-100 ProFund		UltraShort International ProFund

Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010

$(83,757)	$(225,969)	$(270,615)	$(647,369)	$(143,619)	$(257,750)
(2,517,973)	(4,054,669)	(16,287,793)	(20,099,984)	(5,120,098)	(5,712,061)

69,095	257,939	1,206,792	171,435	140,930	711,791

(2,532,635)	(4,022,699)	(15,351,616)	(20,575,918)	(5,122,787)	(5,258,020)

—	(10,153)	—	—	—	—
—	(129)	—	—	—	—

—	(10,282)	—	—	—	—

1,572,704	4,013,018	12,124,192	(26,783,872)	1,210,549	9,971,380

(959,931)	(19,963)	(3,227,424)	(47,359,790)	(3,912,238)	4,713,360

10,623,377	10,643,340	31,767,855	79,127,645	15,576,107	10,862,747

$9,663,446	$10,623,377	$28,540,431	$31,767,855	$11,663,869	$15,576,107

$(40,662)	$(174,798)	$(36,475)	$(349,975)	$(76,879)	$(197,593)

$89,139,226	$255,575,737	$239,995,556	$590,154,526	$76,211,874	$154,848,074
—	8,515	—	—	—	—
(86,192,475)	(252,441,020)	(228,946,776)	(580,127,433)	(73,892,268)	(146,810,246)

17,732,459	89,563,863	12,153,379	43,705,357	6,066,212	16,846,159
—	129	—	—	—	—
(19,106,506)	(88,694,206)	(11,077,967)	(80,516,322)	(7,175,269)	(14,912,607)

$1,572,704	$4,013,018	$12,124,192	$(26,783,872)	$1,210,549	$9,971,380

9,904,774	19,835,675	61,788,923	106,592,792	7,946,853	11,433,226
—	563	—	—	—	—
(9,573,870)	(19,600,550)	(59,308,928)	(105,375,618)	(7,731,202)	(10,879,798)

1,638,127	7,756,009	2,895,962	7,269,461	633,843	1,233,979
—	9	—	—	—	—
(1,732,415)	(7,650,504)	(2,657,261)	(12,022,088)	(732,576)	(1,124,761)

236,616	341,202	2,718,696	(3,535,453)	116,918	662,646

See accompanying notes to the financial statements.

190 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Emerging Markets ProFund		UltraShort Latin America ProFund

	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(90,428)	$(216,442)	$(27,787)	$(117,792)
Net realized gains (losses) on investments	(3,293,267)	(8,418,206)	(1,420,936)	(8,186,616)
Change in net unrealized appreciation/depreciation on investments	327,215	425,963	99,106	616,918

Change in net assets resulting from operations	(3,056,480)	(8,208,685)	(1,349,617)	(7,687,490)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Investor Class	—	—	—	—

Change in net assets resulting from distributions	—	—	—	—

Change in net assets resulting from capital transactions	21,699,324	7,014,048	796,899	4,227,919

Change in net assets	18,642,844	(1,194,637)	(552,718)	(3,459,571)
NET ASSETS:
Beginning of period	7,720,249	8,914,886	4,105,723	7,565,294

End of period	$26,363,093	$7,720,249	$3,553,005	$4,105,723

Accumulated net investment income (loss)	$(51,737)	$(175,088)	$(11,921)	$(74,588)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$115,849,121	$188,730,031	$50,025,118	$163,521,441
Dividends reinvested	—	—	—	—
Value of shares redeemed	(93,297,422)	(183,985,135)	(49,348,589)	(158,641,254)
Service Class
Proceeds from shares issued	15,106,163	34,340,812	5,100,873	66,125,985
Value of shares redeemed	(15,958,538)	(32,071,660)	(4,980,503)	(66,778,253)

Change in net assets resulting from capital transactions	$21,699,324	$7,014,048	$796,899	$4,227,919

SHARE TRANSACTIONS:
Investor Class
Issued	85,292,613	94,804,160	26,869,156	56,675,621
Reinvested	—	—	—	—
Redeemed	(68,450,032)	(94,570,145)	(26,662,100)	(55,800,676)
Service Class
Issued	10,874,843	17,562,275	2,900,842	19,423,989
Redeemed	(11,350,973)	(16,356,023)	(2,790,815)	(20,052,095)

Change in shares	16,366,451	1,440,267	317,083	246,839

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 191

UltraShort China ProFund		UltraShort Japan ProFund		Banks UltraSector ProFund

Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010

$(28,902)	$(82,722)	$(37,283)	$(102,175)	$(98,182)	$(185,211)
(1,389,494)	(1,878,280)	(2,319,567)	(1,298,219)	168,021	1,458,645

74,518	153,986	(200,709)	458,058	1,516,622	(1,415,166)

(1,343,878)	(1,807,016)	(2,557,559)	(942,336)	1,586,461	(141,732)

—	—	—	—	—	(226)

—	—	—	—	—	(226)

903,737	2,407,108	258,467	(1,252,198)	2,466,325	1,320,640

(440,141)	600,092	(2,299,092)	(2,194,534)	4,052,786	1,178,682

4,824,667	4,224,575	5,489,359	7,683,893	16,211,605	15,032,923

$4,384,526	$4,824,667	$3,190,267	$5,489,359	$20,264,391	$16,211,605

$(15,506)	$(62,260)	$(18,552)	$(76,634)	$(49,651)	$(126,345)

$43,713,517	$108,742,892	$84,632,836	$247,182,481	$91,764,240	$157,829,323
—	—	—	—	—	191
(42,628,926)	(107,528,277)	(84,865,836)	(248,549,866)	(89,609,651)	(156,509,226)

4,717,629	26,647,092	3,485,717	3,561,051	2,176,265	7,075,082
(4,898,483)	(25,454,599)	(2,994,250)	(3,445,864)	(1,864,529)	(7,074,730)

$903,737	$2,407,108	$258,467	$(1,252,198)	$2,466,325	$1,320,640

7,665,975	12,097,573	3,312,701	9,478,929	15,120,738	23,390,724
—	—	—	—	—	31
(7,450,664)	(11,875,093)	(3,383,059)	(9,562,233)	(14,858,832)	(23,420,958)

853,890	2,927,008	131,295	133,714	340,847	1,006,719
(879,473)	(2,863,257)	(114,620)	(128,918)	(304,458)	(1,031,642)

189,728	286,231	(53,683)	(78,508)	298,295	(55,126)

See accompanying notes to the financial statements.

192 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Basic Materials UltraSector		Biotechnology UltraSector
	ProFund		ProFund

	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(80,544)	$(165,100)	$(88,820)	$(243,872)
Net realized gains (losses) on investments	4,917,567	5,804,217	765,168	(1,421,504)
Change in net unrealized appreciation/depreciation on investments	6,900,008	1,413,446	189,486	(1,312,476)

Change in net assets resulting from operations	11,737,031	7,052,563	865,834	(2,977,852)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Investor Class	—	(3,216)	—	—

Change in net assets resulting from distributions	—	(3,216)	—	—

Change in net assets resulting from capital transactions	5,087,395	(15,287,995)	(1,243,981)	(4,700,378)

Change in net assets	16,824,426	(8,238,648)	(378,147)	(7,678,230)
NET ASSETS:
Beginning of period	28,708,582	36,947,230	8,400,534	16,078,764

End of period	$45,533,008	$28,708,582	$8,022,387	$8,400,534

Accumulated net investment income (loss)	$(39,300)	$(92,955)	$(54,927)	$(170,559)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$45,980,325	$108,138,541	$24,670,085	$105,862,947
Dividends reinvested	—	3,154	—	—
Value of shares redeemed	(41,615,668)	(121,083,503)	(26,628,990)	(110,139,917)
Service Class
Proceeds from shares issued	10,796,755	21,880,954	3,387,383	3,918,144
Value of shares redeemed	(10,074,017)	(24,227,141)	(2,672,459)	(4,341,552)

Change in net assets resulting from capital transactions	$5,087,395	$(15,287,995)	$(1,243,981)	$(4,700,378)

SHARE TRANSACTIONS:
Investor Class
Issued	1,031,824	3,113,219	464,989	1,994,143
Reinvested	—	86	—	—
Redeemed	(972,308)	(3,588,379)	(503,115)	(2,104,970)
Service Class
Issued	249,393	653,575	68,967	79,493
Redeemed	(235,592)	(736,828)	(54,945)	(89,099)

Change in shares	73,317	(558,317)	(24,104)	(120,433)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 193

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund

Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010

$(1,981)	$10,616	$(12,354)	$(42,233)	$(40,963)	$(99,576)
84,172	89,618	829,043	(660,934)	814,441	764,862

99,330	(165,131)	210,533	194,769	356,142	70,907

181,521	(64,897)	1,027,222	(508,398)	1,129,620	736,193

—	(13,408)	—	—	—	—

—	(13,408)	—	—	—	—

(2,075,322)	(2,768,632)	(824,894)	662,072	(2,096,039)	(2,008,818)

(1,893,801)	(2,846,937)	202,328	153,674	(966,419)	(1,272,625)

3,146,038	5,992,975	2,467,158	2,313,484	10,597,803	11,870,428

$1,252,237	$3,146,038	$2,669,486	$2,467,158	$9,631,384	$10,597,803

$(696)	$(1,181)	$(4,569)	$(37,923)	$(82,577)	$(124,530)

$6,553,180	$50,828,198	$12,931,106	$37,257,950	$29,755,001	$53,461,796
—	13,397	—	—	—	—
(8,099,094)	(54,109,044)	(13,502,273)	(36,626,419)	(31,824,097)	(54,798,315)

2,015,536	4,151,675	3,811,904	6,643,463	912,311	4,206,573
(2,544,944)	(3,652,858)	(4,065,631)	(6,612,922)	(939,254)	(4,878,872)

$(2,075,322)	$(2,768,632)	$(824,894)	$662,072	$(2,096,039)	$(2,008,818)

181,433	1,598,637	518,954	1,582,278	3,921,966	7,245,842
—	423	—	—	—	—
(227,247)	(1,739,130)	(530,246)	(1,611,016)	(4,245,789)	(7,631,965)

60,149	133,865	146,537	293,945	131,738	600,232
(78,504)	(117,061)	(152,102)	(288,422)	(145,186)	(724,675)

(64,169)	(123,266)	(16,857)	(23,215)	(337,271)	(510,566)

See accompanying notes to the financial statements.

194 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Health Care UltraSector		Industrials UltraSector
	ProFund		ProFund

	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,269)	$(44,160)	$(33,904)	$(31,160)
Net realized gains (losses) on investments	517,329	412,464	1,019,266	(298,451)
Change in net unrealized appreciation/depreciation on investments	151,345	(178,255)	857,249	414,924

Change in net assets resulting from operations	661,405	190,049	1,842,611	85,313

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	—	—	—

Change in net assets resulting from capital transactions	1,854,576	(4,529,712)	16,496,343	1,746,062

Change in net assets	2,515,981	(4,339,663)	18,338,954	1,831,375
NET ASSETS:
Beginning of period	3,445,788	7,785,451	5,024,824	3,193,449

End of period	$5,961,769	$3,445,788	$23,363,778	$5,024,824

Accumulated net investment income (loss)	$(6,145)	$(31,525)	$(28,797)	$(26,352)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$18,486,551	$44,744,250	$35,752,429	$48,518,277
Dividends reinvested	—	—	—	—
Value of shares redeemed	(16,665,061)	(47,356,099)	(20,654,894)	(48,477,215)
Service Class
Proceeds from shares issued	238,212	3,289,580	3,760,170	8,023,566
Dividends reinvested	—	—	—	—
Value of shares redeemed	(205,126)	(5,207,443)	(2,361,362)	(6,318,566)

Change in net assets resulting from capital transactions	$1,854,576	$(4,529,712)	$16,496,343	$1,746,062

SHARE TRANSACTIONS:
Investor Class
Issued	1,363,865	3,355,561	1,074,772	1,761,055
Reinvested	—	—	—	—
Redeemed	(1,232,954)	(3,605,678)	(655,339)	(1,797,346)
Service Class
Issued	19,082	262,246	115,042	295,509
Reinvested	—	—	—	—
Redeemed	(17,253)	(410,187)	(84,765)	(229,592)

Change in shares	132,740	(398,058)	449,710	29,626

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 195

Internet UltraSector		Mobile Telecommunications UltraSector		Oil & Gas UltraSector
ProFund		ProFund		ProFund

Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010

$(149,506)	$(404,628)	$(36,198)	$(68,244)	$(133,748)	$(152,431)
4,423,688	3,621,336	273,904	(1,957,462)	9,604,569	3,444,088

4,773,464	627,487	65,604	549,487	13,710,587	(2,682,759)

9,047,646	3,844,195	303,310	(1,476,219)	23,181,408	608,898

(1,289,490)	—	—	—	—	—
(117,911)	—	—	—	—	—

(1,407,401)	—	—	—	—	—

15,678,619	(8,908,427)	(1,299,627)	2,209,044	31,736,404	(13,128,754)

23,318,864	(5,064,232)	(996,317)	732,825	54,917,812	(12,519,856)

12,558,587	17,622,819	3,905,038	3,172,213	39,302,521	51,822,377

$35,877,451	$12,558,587	$2,908,721	$3,905,038	$94,220,333	$39,302,521

$(107,079)	$(324,171)	$(36,575)	$(75,430)	$(110,560)	$(119,681)

$71,941,136	$142,921,002	$15,033,463	$73,698,873	$96,762,966	$135,395,742
1,255,831	—	—	—	—	—
(58,629,228)	(150,080,361)	(16,509,936)	(71,454,000)	(65,364,330)	(147,204,342)

7,628,332	5,671,134	4,191,629	8,414,246	4,358,660	7,869,768
115,973	—	—	—	—	—
(6,633,425)	(7,420,202)	(4,014,783)	(8,450,075)	(4,020,892)	(9,189,922)

$15,678,619	$(8,908,427)	$(1,299,627)	$2,209,044	$31,736,404	$(13,128,754)

641,252	1,916,519	6,073,002	36,236,687	2,768,095	4,611,349
10,056	—	—	—	—	—
(520,728)	(2,034,541)	(6,666,966)	(36,096,121)	(2,020,929)	(5,063,544)

78,917	80,297	1,864,230	4,283,286	135,235	295,796
1,034	—	—	—	—	—
(65,821)	(105,590)	(1,804,986)	(4,306,001)	(126,099)	(344,273)

144,710	(143,315)	(534,720)	117,851	756,302	(500,672)

See accompanying notes to the financial statements.

196 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil Equipment, Services &		Pharmaceuticals UltraSector
	Distribution UltraSector ProFund		ProFund

	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(116,104)	$(192,334)	$9,490	$21,187
Net realized gains (losses) on investments	4,560,178	442,328	212,929	541,772
Change in net unrealized appreciation/depreciation on investments	7,514,005	1,139,121	30,309	(159,955)

Change in net assets resulting from operations	11,958,079	1,389,115	252,728	403,004

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(22,373)	(2,513)
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	—	(22,373)	(2,513)

Change in net assets resulting from capital transactions	14,096,530	(5,459,318)	100,158	(6,182,370)

Change in net assets	26,054,609	(4,070,203)	330,513	(5,781,879)
NET ASSETS:
Beginning of period	14,045,777	18,115,980	1,916,469	7,698,348

End of period	$40,100,386	$14,045,777	$2,246,982	$1,916,469

Accumulated net investment income (loss)	$(78,655)	$(123,211)	$49,075	$61,958

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$82,550,329	$157,041,944	$11,655,883	$41,320,700
Dividends reinvested	—	—	21,022	2,448
Value of shares redeemed	(69,464,092)	(161,880,372)	(11,584,757)	(47,553,715)
Service Class
Proceeds from shares issued	10,471,198	18,047,468	889,603	2,409,588
Dividends reinvested	—	—	—	—
Value of shares redeemed	(9,460,905)	(18,668,358)	(881,593)	(2,361,391)

Change in net assets resulting from capital transactions	$14,096,530	$(5,459,318)	$100,158	$(6,182,370)

SHARE TRANSACTIONS:
Investor Class
Issued	4,312,682	10,065,930	1,387,549	5,000,361
Reinvested	—	—	2,485	283
Redeemed	(3,724,630)	(10,396,353)	(1,374,957)	(5,861,432)
Service Class
Issued	568,070	1,156,814	112,514	299,071
Reinvested	—	—	—	—
Redeemed	(533,232)	(1,229,196)	(109,872)	(299,433)

Change in shares	622,890	(402,805)	17,719	(861,150)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 197

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund

Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010

$(573,752)	$(1,211,500)	$(227,413)	$174,668	$(33,442)	$(74,771)
12,179,905	14,110,062	1,933,696	1,161,333	1,491,405	628,875

2,339,428	(1,060,347)	2,894,168	2,985,437	2,218,228	(755,513)

13,945,581	11,838,215	4,600,451	4,321,438	3,676,191	(201,409)

—	—	(87,175)	(76,370)	—	—
—	—	(5,312)	—	—	—

—	—	(92,487)	(76,370)	—	—

(11,745,681)	(17,268,094)	3,025,290	15,516,146	4,972,643	(3,025,927)

2,199,900	(5,429,879)	7,533,254	19,761,214	8,648,834	(3,227,336)

61,968,300	67,398,179	27,058,993	7,297,779	12,788,120	16,015,456

$64,168,200	$61,968,300	$34,592,247	$27,058,993	$21,436,954	$12,788,120

$(295,005)	$(910,205)	$(230,250)	$102,074	$(34,714)	$(73,469)

$199,105,873	$516,430,447	$81,777,132	$192,067,173	$59,478,879	$140,810,351
—	—	85,240	74,769	—	—
(208,270,313)	(534,430,463)	(77,389,490)	(179,151,426)	(55,043,812)	(143,304,520)

30,085,232	58,785,914	18,450,129	37,510,940	3,594,607	6,485,411
—	—	5,024	—	—	—
(32,666,473)	(58,053,992)	(19,902,745)	(34,985,310)	(3,057,031)	(7,017,169)

$(11,745,681)	$(17,268,094)	$3,025,290	$15,516,146	$4,972,643	$(3,025,927)

4,870,439	16,290,106	3,997,922	12,184,164	4,441,973	11,604,755
—	—	4,479	4,368	—	—
(5,094,368)	(16,883,601)	(3,836,620)	(11,542,207)	(4,220,967)	(11,955,150)

770,432	1,938,743	917,913	2,275,211	282,421	586,060
—	—	262	—	—	—
(863,767)	(1,906,226)	(991,531)	(2,146,005)	(249,604)	(653,403)

(317,264)	(560,978)	92,425	775,531	253,823	(417,738)

See accompanying notes to the financial statements.

198 :: Statements of Changes in Net Assets :: For the Periods Indicated

			Telecommunications UltraSector
	Technology UltraSector ProFund		ProFund

	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(73,930)	$(160,142)	$50,553	$86,936
Net realized gains (losses) on investments	1,330,885	217,639	585,058	(190,163)
Change in net unrealized appreciation/depreciation on investments	1,606,235	444,155	151,593	52,147

Change in net assets resulting from operations	2,863,190	501,652	787,204	(51,080)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(92,820)	(55,280)
Service Class	—	—	(11,448)	(3,186)

Change in net assets resulting from distributions	—	—	(104,268)	(58,466)

Change in net assets resulting from capital transactions	6,656,002	(4,119,134)	585,289	672,346

Change in net assets	9,519,192	(3,617,482)	1,268,225	562,800
NET ASSETS:
Beginning of period	10,175,268	13,792,750	2,473,146	1,910,346

End of period	$19,694,460	$10,175,268	$3,741,371	$2,473,146

Accumulated net investment income (loss)	$(48,789)	$(135,590)	$(51,005)	$2,710

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$28,039,254	$59,637,423	$17,116,101	$46,717,157
Dividends reinvested	—	—	79,032	53,752
Value of shares redeemed	(21,641,151)	(64,446,831)	(16,181,045)	(46,608,793)
Service Class
Proceeds from shares issued	4,111,888	9,115,375	3,568,252	2,804,467
Dividends reinvested	—	—	8,817	2,666
Value of shares redeemed	(3,853,989)	(8,425,101)	(4,005,868)	(2,296,903)

Change in net assets resulting from capital transactions	$6,656,002	$(4,119,134)	$585,289	$672,346

SHARE TRANSACTIONS:
Investor Class
Issued	958,046	2,370,345	1,354,909	4,378,580
Reinvested	—	—	5,811	4,521
Redeemed	(761,514)	(2,640,495)	(1,257,238)	(4,385,750)
Service Class
Issued	150,854	399,865	295,428	271,732
Reinvested	—	—	677	234
Redeemed	(152,419)	(378,116)	(335,612)	(227,375)

Change in shares	194,967	(248,401)	63,975	41,942

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 199

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund

Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010

$104,564	$98,032	$(31,936)	$(219,819)	$(95,731)	$(206,790)
909,356	1,004,372	(4,349,231)	(4,525,022)	(2,897,354)	(3,070,450)

452,487	(253,900)	213,598	(217,158)	331,612	(67,527)

1,466,407	848,504	(4,167,569)	(4,961,999)	(2,661,473)	(3,209,713)

(147,143)	(111,292)	—	—	—	—
(10,340)	—	—	—	—	—

(157,483)	(111,292)	—	—	—	—

(10,655,558)	7,295,734	(92,149,945)	97,774,948	(3,862,366)	18,337,237

(9,346,634)	8,032,946	(96,317,514)	92,812,949	(6,523,839)	15,127,524

18,445,247	10,412,301	99,040,272	6,227,323	23,345,870	8,218,346

$9,098,613	$18,445,247	$2,722,758	$99,040,272	$16,822,031	$23,345,870

$(49,997)	$2,922	$(4,726)	$(197,348)	$(46,736)	$(162,705)

$39,664,532	$114,333,640	$28,183,978	$175,324,586	$75,824,560	$172,117,024
141,965	110,362	—	—	—	—
(49,756,568)	(107,810,782)	(120,362,480)	(77,583,896)	(80,516,552)	(153,504,927)

1,854,220	5,045,896	2,405,017	6,446,471	4,485,929	9,473,601
9,891	—	—	—	—	—
(2,569,598)	(4,383,382)	(2,376,460)	(6,412,213)	(3,656,303)	(9,748,461)

$(10,655,558)	$7,295,734	$(92,149,945)	$97,774,948	$(3,862,366)	$18,337,237

2,222,743	7,103,956	2,331,496	12,863,957	11,706,911	19,843,895
7,931	6,357	—	—	—	—
(2,794,130)	(6,737,822)	(9,529,115)	(5,789,432)	(12,191,007)	(17,614,870)

110,034	318,951	177,944	456,047	643,360	995,802
575	—	—	—	—	—
(150,634)	(277,988)	(177,806)	(457,594)	(524,902)	(1,031,823)

(603,481)	413,454	(7,197,481)	7,072,978	(365,638)	2,193,004

See accompanying notes to the financial statements.

200 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Real Estate ProFund		U.S. Government Plus ProFund

	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(144,332)	$(471,165)	$144,335	$292,945
Net realized gains (losses) on investments	(2,588,323)	(26,349,733)	(3,820,837)	8,875,105
Change in net unrealized appreciation/depreciation on investments	197,242	1,042,723	(43,088)	(1,009,284)

Change in net assets resulting from operations	(2,535,413)	(25,778,175)	(3,719,590)	8,158,766

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(154,252)	(365,826)
Service Class	—	—	—	(43,602)
Class A(a)	—	—	(2)	(26)
Net realized gains on investments
Investor Class	—	(30,733)	—	—
Service Class	—	(1,719)	—	—

Change in net assets resulting from distributions	—	(32,452)	(154,254)	(409,454)

Change in net assets resulting from capital transactions	(10,560,468)	16,121,574	(25,807,885)	12,805,776

Change in net assets	(13,095,881)	(9,689,053)	(29,681,729)	20,555,088
NET ASSETS:
Beginning of period	19,457,911	29,146,964	53,587,557	33,032,469

End of period	$6,362,030	$19,457,911	$23,905,828	$53,587,557

Accumulated net investment income (loss)	$(51,772)	$(348,922)	$41,123	$5,325

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$40,612,986	$267,737,072	$1,949,607,684	$1,379,493,519
Dividends reinvested	—	27,671	132,608	343,586
Value of shares redeemed	(52,598,889)	(251,289,989)	(1,971,049,690)	(1,373,109,633)
Service Class
Proceeds from shares issued	2,597,040	4,640,719	165,696,432	755,249,665
Dividends reinvested	—	964	—	43,593
Value of shares redeemed	(1,171,605)	(4,994,863)	(170,193,697)	(749,165,813)
Class A(a)
Proceeds from shares issued	—	—	1	7,312
Dividends reinvested	—	—	2	24
Value of shares redeemed	—	—	(1,225)	(56,477)

Change in net assets resulting from capital transactions	$(10,560,468)	$16,121,574	$(25,807,885)	$12,805,776

SHARE TRANSACTIONS:
Investor Class
Issued	4,704,882	24,119,199	55,757,466	41,811,158
Reinvested	—	2,112	3,847	10,409
Redeemed	(6,158,790)	(23,799,570)	(56,336,559)	(41,505,295)
Service Class
Issued	311,095	424,368	4,609,377	23,170,659
Reinvested	—	75	—	1,362
Redeemed	(141,309)	(469,018)	(4,776,736)	(22,983,692)
Class A(a)
Issued	—	—	—	223
Reinvested	—	—	— (b)	1
Redeemed	—	—	(35)	(1,784)

Change in shares	(1,284,122)	277,166	(742,640)	503,041

(a)	Class A shares liquidated on November 30, 2010.
(b)	Amount is less than 0.50 a share.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 201

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund

Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010

$(505,550)	$(1,082,929)	$(1,829,283)	$(3,660,706)	$(469,477)	$(1,218,625)
(446,269)	(7,392,377)	15,002,533	(49,783,632)	(2,256,837)	6,269,777

862,925	34,373	9,048,985	9,082,351	(2,422,278)	(74,349)

(88,894)	(8,440,933)	22,222,235	(44,361,987)	(5,148,592)	4,976,803

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	(86,567)
—	—	—	—	—	(18,389)

—	—	—	—	—	(104,956)

(11,635,731)	8,796,802	118,378,436	41,294,924	(2,160,781)	5,272,260

(11,724,625)	355,869	140,600,671	(3,067,063)	(7,309,373)	10,144,107

63,856,796	63,500,927	212,050,955	215,118,018	28,075,432	17,931,325

$52,132,171	$63,856,796	$352,651,626	$212,050,955	$20,766,059	$28,075,432

$(230,246)	$(787,795)	$(1,070,307)	$(2,902,268)	$(369,128)	$(1,100,822)

$98,724,022	$192,476,794	$1,936,732,185	$1,355,576,278	$204,054,959	$467,681,154
—	—	—	—	—	78,575
(109,116,881)	(186,957,361)	(1,829,440,433)	(1,317,810,534)	(207,352,180)	(458,662,145)

10,880,291	26,603,618	267,060,982	567,275,562	9,214,912	24,230,756
—	—	—	—	—	18,3389
(12,122,432)	(23,326,066)	(255,973,668)	(563,746,382)	(8,078,472)	(28,074,469)

—	38,008	—	—	—	—
—	—	—	—	—	—
(731)	(38,191)	(630)	—	—	—

$(11,635,731)	$8,796,802	$118,378,436	$41,294,924	$(2,160,781)	$5,272,260

4,570,319	8,015,153	160,118,467	98,398,910	7,550,225	16,878,619
—	—	—	—	—	2,923
(5,067,864)	(7,823,907)	(151,211,021)	(95,794,252)	(7,801,314)	(16,379,693)

495,881	1,073,140	23,226,594	41,362,396	344,571	883,080
—	—	—	—	—	696
(547,100)	(960,931)	(22,437,702)	(41,306,765)	(304,574)	(1,028,375)

—	1,497	—	—	—	—
—	—	—	—	—	—
(33)	(1,497)	(51)	—	—	—

(548,797)	303,455	9,696,287	2,660,289	(211,092)	357,250

See accompanying notes to the financial statements.

202 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Falling U.S. Dollar ProFund

	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(138,450)	$(367,649)
Net realized gains (losses) on investments	609,952	(193,690)
Change in net unrealized appreciation/depreciation on investments	278,146	(392,785)

Change in net assets resulting from operations	749,648	(954,124)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(1,288,747)	—
Service Class	(41,745)	—

Change in net assets resulting from distributions	(1,330,492)	—

Change in net assets resulting from capital transactions	91,530	(20,087,209)

Change in net assets	(489,314)	(21,041,333)
NET ASSETS:
Beginning of period	20,662,455	41,703,788

End of period	$20,173,141	$20,662,455

Accumulated net investment income (loss)	$(1,389,846)	$(236,276)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$54,679,023	$78,523,221
Dividends reinvested	1,131,169	—
Value of shares redeemed	(55,858,139)	(98,149,456)
Service Class
Proceeds from shares issued	1,305,317	5,816,698
Dividends reinvested	38,280	—
Value of shares redeemed	(1,204,120)	(6,277,672)

Change in net assets resulting from capital transactions	$91,530	$(20,087,209)

SHARE TRANSACTIONS:
Investor Class
Issued	2,106,927	2,925,477
Reinvested	48,237	—
Redeemed	(2,115,747)	(3,629,347)
Service Class
Issued	51,775	219,244
Reinvested	1,619	—
Redeemed	(47,373)	(240,152)

Change in shares	45,438	(724,778)

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

Financial Highlights :: 205

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Bull ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$49.96	(0.26)	8.50	8.24	—	—		—	—	$58.20	16.49	%(d)	1.80%	1.80%	(0.96)%	$28,893	65	%(d)
Year Ended July 31, 2010	$44.65	(0.16)	5.47	5.31	—	—		—	—	$49.96	11.89%		1.70%	1.70%	(0.32)%	$44,547	225%
Year Ended July 31, 2009	$56.76	0.20	(12.25)	(12.05)	(0.06)	—	(e)	—	(0.06)	$44.65	(21.23)%		1.79%	1.79%	0.48%	$36,314	839%
Year Ended July 31, 2008	$65.57	0.41	(8.52)	(8.11)	(0.70)	—		—	(0.70)	$56.76	(12.51)%		1.59%	1.59%	0.67%	$37,092	690%
Year Ended July 31, 2007	$57.59	0.42	7.90	8.32	(0.34)	—		—	(0.34)	$65.57	14.47%		1.50%	1.50%	0.66%	$30,979	218%
January 1, 2006 through July 31, 2006	$56.33	0.16	1.10	1.26	—	—		—	—	$57.59	2.24	%(d)	1.47%	1.47%	0.47%	$62,320	252	%(d)
Year Ended December 31, 2005	$54.88	0.29	1.35	1.64	(0.19)	—		—	(0.19)	$56.33	2.98%		1.45%	1.45%	0.54%	$84,743	358%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$45.26	(0.50)	7.70	7.20	—	—		—	—	$52.46	15.91	%(d)	2.80%	2.80%	(1.96)%	$5,212	65	%(d)
Year Ended July 31, 2010	$40.86	(0.61)	5.01	4.40	—	—		—	—	$45.26	10.77%		2.70%	2.70%	(1.32)%	$6,254	225%
Year Ended July 31, 2009	$52.37	(0.18)	(11.33)	(11.51)	—	—		—	—	$40.86	(21.98)%		2.79%	2.79%	(0.52)%	$9,650	839%
Year Ended July 31, 2008	$60.51	(0.17)	(7.94)	(8.11)	(0.03)	—		—	(0.03)	$52.37	(13.41)%		2.59%	2.59%	(0.33)%	$3,486	690%
Year Ended July 31, 2007	$53.40	(0.17)	7.28	7.11	—	—		—	—	$60.51	13.31%		2.50%	2.50%	(0.34)%	$6,344	218%
January 1, 2006 through July 31, 2006	$52.53	(0.16)	1.03	0.87	—	—		—	—	$53.40	1.66	%(d)	2.47%	2.47%	(0.53)%	$7,141	252	%(d)
Year Ended December 31, 2005	$51.54	(0.22)	1.21	0.99	—	—		—	—	$52.53	1.92%		2.45%	2.45%	(0.46)%	$22,680	358%
Mid-Cap ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$39.70	(0.29)	8.75	8.46	—	—		—	—	$48.16	21.31	%(d)	1.70%	1.70%	(1.29)%	$34,263	54	%(d)
Year Ended July 31, 2010	$33.01	(0.33)	7.02 (f)	6.69	—	—		—	—	$39.70	20.27%		1.78%	1.72%	(0.85)%	$19,031	365%
Year Ended July 31, 2009	$42.88	(0.21)	(9.66)	(9.87)	—	—		—	—	$33.01	(23.02)%		2.12%	1.65%	(0.69)%	$12,888	1,263%
Year Ended July 31, 2008	$47.04	0.09	(3.31)	(3.22)	(0.12)	—		(0.82)	(0.94)	$42.88	(6.96)%		1.90%	1.65%	0.21%	$10,660	857%
Year Ended July 31, 2007	$41.22	0.19	5.76	5.95	(0.13)	—		—	(0.13)	$47.04	14.44%		1.77%	1.77%	0.43%	$7,605	705%
January 1, 2006 through July 31, 2006	$41.24	0.14	(0.16)	(0.02)	—	—		—	—	$41.22	(0.05	)%(d)	1.54%	1.45%	0.56%	$8,770	349	%(d)
Year Ended December 31, 2005	$37.55	0.12	3.90	4.02	(0.05)	—		(0.28)	(0.33)	$41.24	10.69%		1.47%	1.47%	0.31%	$108,143	500%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$36.72	(0.49)	8.09	7.60	—	—		—	—	$44.32	20.70	%(d)	2.70%	2.70%	(2.29)%	$3,930	54	%(d)
Year Ended July 31, 2010	$30.85	(0.69)	6.56 (f)	5.87	—	—		—	—	$36.72	19.03%		2.78%	2.72%	(1.85)%	$1,150	365%
Year Ended July 31, 2009	$40.51	(0.50)	(9.16)	(9.66)	—	—		—	—	$30.85	(23.85)%		3.12%	2.65%	(1.69)%	$1,010	1,263%
Year Ended July 31, 2008	$44.80	(0.34)	(3.13)	(3.47)	—	—		(0.82)	(0.82)	$40.51	(7.85)%		2.90%	2.65%	(0.79)%	$3,767	857%
Year Ended July 31, 2007	$39.54	(0.25)	5.51	5.26	—	—		—	—	$44.80	13.30%		2.77%	2.77%	(0.57)%	$1,017	705%
January 1, 2006 through July 31, 2006	$39.77	(0.10)	(0.13)	(0.23)	—	—		—	—	$39.54	(0.60	)%(d)	2.54%	2.45%	(0.44)%	$2,546	349	%(d)
Year Ended December 31, 2005	$36.56	(0.26)	3.75	3.49	—	—		(0.28)	(0.28)	$39.77	9.56%		2.47%	2.47%	(0.69)%	$9,582	500%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

206 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Small-Cap ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$36.34	(0.27)	7.50	7.23	—	—	—	$43.57	19.90	%(d)	1.87%	1.73%	(1.34)%	$22,655	80	%(d)
Year Ended July 31, 2010	$30.99	(0.43)	5.78 (e)	5.35	—	—	—	$36.34	17.30%		1.79%	1.71%	(1.22)%	$22,591	282%
Year Ended July 31, 2009	$40.20	(0.18)	(9.02)	(9.20)	(0.01)	—	(0.01)	$30.99	(22.92)%		1.82%	1.59%	(0.56)%	$17,310	351%
Year Ended July 31, 2008	$44.11	0.24	(3.56)	(3.32)	(0.02)	(0.57)	(0.59)	$40.20	(7.59)%		1.81%	1.63%	0.57%	$135,463	445%
Year Ended July 31, 2007	$40.66	0.54	3.33	3.87	(0.10)	(0.32)	(0.42)	$44.11	9.49%		1.62%	1.62%	1.21%	$13,195	275%
January 1, 2006 through July 31, 2006	$39.00	0.17	1.49	1.66	—	—	—	$40.66	4.23	%(d)	1.38%	1.38%	0.69%	$17,100	63	%(d)
Year Ended December 31, 2005	$38.05	0.23	0.72	0.95	—	—	—	$39.00	2.52%		1.37%	1.37%	0.60%	$137,016	475%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$33.21	(0.46)	6.84	6.38	—	—	—	$39.59	19.25	%(d)	2.87%	2.73%	(2.34)%	$3,192	80	%(d)
Year Ended July 31, 2010	$28.62	(0.75)	5.34 (e)	4.59	—	—	—	$33.21	16.00%		2.79%	2.71%	(2.22)%	$1,341	282%
Year Ended July 31, 2009	$37.47	(0.44)	(8.41)	(8.85)	—	—	—	$28.62	(23.62)%		2.82%	2.59%	(1.56)%	$1,162	351%
Year Ended July 31, 2008	$41.55	(0.16)	(3.35)	(3.51)	—	(0.57)	(0.57)	$37.47	(8.50)%		2.81%	2.63%	(0.43)%	$2,067	445%
Year Ended July 31, 2007	$38.60	0.11	3.16	3.27	—	(0.32)	(0.32)	$41.55	8.41%		2.62%	2.62%	0.21%	$2,722	275%
January 1, 2006 through July 31, 2006	$37.25	(0.07)	1.42	1.35	—	—	—	$38.60	3.62	%(d)	2.38%	2.38%	(0.31)%	$5,310	63	%(d)
Year Ended December 31, 2005	$36.68	(0.13)	0.70	0.57	—	—	—	$37.25	1.55%		2.37%	2.37%	(0.40)%	$19,581	475%
NASDAQ-100 ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$64.66	(0.44)	14.38	13.94	—	(2.13)	(2.13)	$76.47	21.62	%(d)	1.67%	1.67%	(1.25)%	$37,104	41	%(d)
Year Ended July 31, 2010	$57.39	(0.72)	9.18	8.46	—	(1.19)	(1.19)	$64.66	14.74%		1.61%	1.61%	(1.16)%	$42,087	226%
Year Ended July 31, 2009	$67.03	(0.49)	(9.04)	(9.53)	(0.11)	—	(0.11)	$57.39	(14.17)%		1.63%	1.63%	(0.98)%	$132,788	758%
Year Ended July 31, 2008	$71.65	(0.62)	(2.75)	(3.37)	—	(1.25)	(1.25)	$67.03	(4.87)%		1.53%	1.53%	(0.83)%	$35,449	792%
Year Ended July 31, 2007	$57.17	(0.31)	15.58	15.27	—	(0.79)	(0.79)	$71.65	26.84%		1.49%	1.49%	(0.47)%	$83,156	632%
January 1, 2006 through July 31, 2006	$62.70	(0.30)	(5.23)	(5.53)	—	—	—	$57.17	(8.82	)%(d)	1.44%	1.44%	(0.83)%	$16,800	364	%(d)
Year Ended December 31, 2005	$62.52	(0.46)	0.82	0.36	(0.18)	—	(0.18)	$62.70	0.57%		1.40%	1.40%	(0.76)%	$47,767	671%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$58.59	(0.77)	13.06	12.29	—	(2.13)	(2.13)	$68.75	21.02	%(d)	2.66%	2.66%	(2.24)%	$7,403	41	%(d)
Year Ended July 31, 2010	$52.61	(1.31)	8.48	7.17	—	(1.19)	(1.19)	$58.59	13.63%		2.61%	2.61%	(2.16)%	$4,981	226%
Year Ended July 31, 2009	$61.96	(0.96)	(8.39)	(9.35)	—	—	—	$52.61	(15.09)%		2.63%	2.63%	(1.98)%	$6,488	758%
Year Ended July 31, 2008	$66.98	(1.28)	(2.49)	(3.77)	—	(1.25)	(1.25)	$61.96	(5.81)%		2.53%	2.53%	(1.83)%	$4,937	792%
Year Ended July 31, 2007	$54.01	(0.94)	14.70	13.76	—	(0.79)	(0.79)	$66.98	25.60%		2.49%	2.49%	(1.47)%	$2,912	632%
January 1, 2006 through July 31, 2006	$59.58	(0.65)	(4.92)	(5.57)	—	—	—	$54.01	(9.35	)%(d)	2.44%	2.44%	(1.83)%	$1,490	364	%(d)
Year Ended December 31, 2005	$59.89	(1.04)	0.73	(0.31)	—	—	—	$59.58	(0.52)%		2.40%	2.40%	(1.76)%	$12,384	671%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 207

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Large-Cap Value ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$33.04	0.09	5.22	5.31	—	—	—	$38.35	16.07	%(d)	1.97%	1.73%	0.51%	$27,006	245	%(d)
Year Ended July 31, 2010	$29.69	0.20	3.45	3.65	(0.30)	—	(0.30)	$33.04	12.28%		2.23%	1.71%	0.61%	$13,096	1,214%
Year Ended July 31, 2009	$40.45	0.50	(10.77)	(10.27)	(0.49)	—	(0.49)	$29.69	(25.30)%		1.88%	1.79%	1.77%	$5,142	919%
Year Ended July 31, 2008	$54.91	0.49	(9.27)	(8.78)	(0.13)	(5.55)	(5.68)	$40.45	(17.59)%		1.75%	1.75%	1.02%	$10,916	596%
Year Ended July 31, 2007	$48.46	0.51	6.17	6.68	(0.23)	—	(0.23)	$54.91	13.79%		1.52%	1.52%	0.96%	$14,369	267%
January 1, 2006 through July 31, 2006	$45.51	0.20	2.75	2.95	—	—	—	$48.46	6.46	%(d)	1.47%	1.47%	0.72%	$167,346	270	%(d)
Year Ended December 31, 2005	$44.14	0.28	1.31	1.59	(0.22)	—	(0.22)	$45.51	3.61%		1.57%	1.57%	0.65%	$33,121	644%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$31.51	(0.08)	4.97	4.89	—	—	—	$36.40	15.52	%(d)	2.97%	2.73%	(0.49)%	$4,505	245	%(d)
Year Ended July 31, 2010	$28.41	(0.12)	3.29	3.17	(0.07)	—	(0.07)	$31.51	11.14%		3.23%	2.71%	(0.39)%	$1,157	1,214%
Year Ended July 31, 2009	$38.61	0.23	(10.29)	(10.06)	(0.14)	—	(0.14)	$28.41	(26.04)%		2.88%	2.79%	0.77%	$2,390	919%
Year Ended July 31, 2008	$53.03	0.02	(8.89)	(8.87)	—	(5.55)	(5.55)	$38.61	(18.40)%		2.75%	2.75%	0.02%	$3,381	596%
Year Ended July 31, 2007	$47.07	(0.01)	5.97	5.96	—	—	—	$53.03	12.66%		2.52%	2.52%	(0.04)%	$5,124	267%
January 1, 2006 through July 31, 2006	$44.46	(0.07)	2.68	2.61	—	—	—	$47.07	5.85	%(d)	2.47%	2.47%	(0.28)%	$13,777	270	%(d)
Year Ended December 31, 2005	$43.35	(0.15)	1.26	1.11	—	—	—	$44.46	2.58%		2.57%	2.57%	(0.35)%	$3,977	644%
Large-Cap Growth ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$34.14	(0.03)	5.96	5.93	—	—	—	$40.07	17.37	%(d)	2.10%	1.73%	(0.15)%	$12,542	359	%(d)
Year Ended July 31, 2010	$30.91	(0.07)	3.30	3.23	—	—	—	$34.14	10.45%		1.99%	1.85%	(0.20)%	$5,344	460%
Year Ended July 31, 2009	$37.89	(0.04)	(6.94)	(6.98)	—	—	—	$30.91	(18.42)%		1.95%	1.95%	(0.16)%	$22,507	483%
Year Ended July 31, 2008	$41.27	(0.13)	(3.25)	(3.38)	—	—	—	$37.89	(8.19)%		1.64%	1.64%	(0.32)%	$12,157	481%
Year Ended July 31, 2007	$37.44	(0.06)	5.37	5.31	—	(1.48)	(1.48)	$41.27	14.30%		1.58%	1.58%	(0.16)%	$99,531	625%
January 1, 2006 through July 31, 2006	$38.24	(0.15)	(0.65)	(0.80)	—	—	—	$37.44	(2.09	)%(d)	1.97%	1.95%	(0.69)%	$10,717	342	%(d)
Year Ended December 31, 2005	$37.62	(0.02)	0.64	0.62	—	—	—	$38.24	1.65%		1.55%	1.55%	(0.04)%	$12,975	1,287%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$31.65	(0.20)	5.52	5.32	—	—	—	$36.97	16.77	%(d)	3.10%	2.73%	(1.15)%	$3,843	359	%(d)
Year Ended July 31, 2010	$28.95	(0.39)	3.09	2.70	—	—	—	$31.65	9.36%		2.99%	2.85%	(1.20)%	$3,220	460%
Year Ended July 31, 2009	$35.84	(0.32)	(6.57)	(6.89)	—	—	—	$28.95	(19.22)%		2.95%	2.95%	(1.16)%	$3,080	483%
Year Ended July 31, 2008	$39.44	(0.52)	(3.08)	(3.60)	—	—	—	$35.84	(9.13)%		2.64%	2.64%	(1.32)%	$5,542	481%
Year Ended July 31, 2007	$36.17	(0.46)	5.21	4.75	—	(1.48)	(1.48)	$39.44	13.23%		2.58%	2.58%	(1.16)%	$8,827	625%
January 1, 2006 through July 31, 2006	$37.14	(0.37)	(0.60)	(0.97)	—	—	—	$36.17	(2.61	)%(d)	2.97%	2.95%	(1.69)%	$2,271	342	%(d)
Year Ended December 31, 2005	$36.90	(0.38)	0.62	0.24	—	—	—	$37.14	0.65%		2.55%	2.55%	(1.04)%	$8,439	1,287%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

208 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Mid-Cap Value ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$37.59	(0.03)	7.27	7.24	—	—	—	$44.83	19.26	%(d)	1.99%	1.73%	(0.15)%	$18,125	212	%(d)
Year Ended July 31, 2010	$31.67	0.06	6.28	6.34	(0.42)	—	(0.42)	$37.59	20.03%		1.93%	1.70%	0.17%	$14,273	849%
Year Ended July 31, 2009	$40.93	0.23	(9.49)	(9.26)	—	—	—	$31.67	(22.62)%		1.91%	1.80%	0.78%	$6,832	722%
Year Ended July 31, 2008	$47.54	0.03	(5.19)	(5.16)	— (e)	(1.45)	(1.45)	$40.93	(11.07)%		1.80%	1.78%	0.06%	$20,465	903%
Year Ended July 31, 2007	$42.42	0.19	5.32	5.51	(0.07)	(0.32)	(0.39)	$47.54	13.01%		1.50%	1.50%	0.41%	$7,060	445%
January 1, 2006 through July 31, 2006	$40.98	0.08	1.36	1.44	—	—	—	$42.42	3.51	%(d)	1.52%	1.52%	0.32%	$13,469	247	%(d)
Year Ended December 31, 2005	$38.92	0.08	3.66	3.74	(0.05)	(1.63)	(1.68)	$40.98	9.58%		1.50%	1.50%	0.19%	$32,204	520%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$34.65	(0.22)	6.70	6.48	—	—	—	$41.13	18.67	%(d)	2.99%	2.73%	(1.15)%	$4,740	212	%(d)
Year Ended July 31, 2010	$29.30	(0.27)	5.77	5.50	(0.15)	—	(0.15)	$34.65	18.83%		2.93%	2.70%	(0.83)%	$1,118	849%
Year Ended July 31, 2009	$38.25	(0.05)	(8.90)	(8.95)	—	—	—	$29.30	(23.40)%		2.91%	2.80%	(0.22)%	$1,804	722%
Year Ended July 31, 2008	$44.98	(0.38)	(4.90)	(5.28)	—	(1.45)	(1.45)	$38.25	(11.97)%		2.80%	2.78%	(0.94)%	$3,280	903%
Year Ended July 31, 2007	$40.49	(0.25)	5.06	4.81	—	(0.32)	(0.32)	$44.98	11.87%		2.50%	2.50%	(0.59)%	$3,473	445%
January 1, 2006 through July 31, 2006	$39.33	(0.16)	1.32	1.16	—	—	—	$40.49	2.95	%(d)	2.52%	2.52%	(0.68)%	$9,112	247	%(d)
Year Ended December 31, 2005	$37.72	(0.31)	3.55	3.24	—	(1.63)	(1.63)	$39.33	8.56%		2.50%	2.50%	(0.81)%	$5,021	520%
Mid-Cap Growth ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$35.86	(0.23)	8.67	8.44	—	—	—	$44.30	23.54	%(d)	1.84%	1.84%	(1.15)%	$14,835	233	%(d)
Year Ended July 31, 2010	$29.72	(0.33)	6.47	6.14	—	—	—	$35.86	20.66%		1.94%	1.86%	(0.98)%	$6,858	629%
Year Ended July 31, 2009	$37.81	(0.26)	(7.83)	(8.09)	—	—	—	$29.72	(21.40)%		1.71%	1.71%	(0.98)%	$15,656	743%
Year Ended July 31, 2008	$42.26	(0.46)	(0.57)	(1.03)	—	(3.42)	(3.42)	$37.81	(2.80)%		1.74%	1.74%	(1.14)%	$30,265	1,331%
Year Ended July 31, 2007	$36.36	(0.23)	6.15	5.92	—	(0.02)	(0.02)	$42.26	16.28%		1.45%	1.45%	(0.55)%	$16,908	612%
January 1, 2006 through July 31, 2006	$37.47	(0.22)	(0.89)	(1.11)	—	—	—	$36.36	(2.96	)%(d)	1.53%	1.53%	(0.97)%	$3,330	384	%(d)
Year Ended December 31, 2005	$33.63	(0.25)	4.09	3.84	—	—	—	$37.47	11.42%		1.59%	1.59%	(0.71)%	$37,804	918%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$32.63	(0.41)	7.89	7.48	—	—	—	$40.11	22.89	%(d)	2.84%	2.84%	(2.15)%	$9,618	233	%(d)
Year Ended July 31, 2010	$27.33	(0.64)	5.94	5.30	—	—	—	$32.63	19.43%		2.94%	2.86%	(1.98)%	$6,079	629%
Year Ended July 31, 2009	$35.10	(0.52)	(7.25)	(7.77)	—	—	—	$27.33	(22.14)%		2.71%	2.71%	(1.98)%	$4,486	743%
Year Ended July 31, 2008	$39.83	(0.84)	(0.47)	(1.31)	—	(3.42)	(3.42)	$35.10	(3.73)%		2.74%	2.74%	(2.14)%	$7,802	1,331%
Year Ended July 31, 2007	$34.61	(0.61)	5.85	5.24	—	(0.02)	(0.02)	$39.83	15.14%		2.45%	2.45%	(1.55)%	$8,550	612%
January 1, 2006 through July 31, 2006	$35.89	(0.43)	(0.85)	(1.28)	—	—	—	$34.61	(3.57	)%(d)	2.53%	2.53%	(1.97)%	$4,512	384	%(d)
Year Ended December 31, 2005	$32.54	(0.58)	3.93	3.35	—	—	—	$35.89	10.29%		2.59%	2.59%	(1.71)%	$14,950	918%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 209

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Capital Transactions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Small-Cap Value ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$37.15	(0.11)	6.34	6.23	—	—	—	0.06	(d)	$43.44	16.93	%(d),(e)	1.94%	1.73%	(0.54)%	$10,013	508	%(e)
Year Ended July 31, 2010	$32.22	(0.12)	5.08	4.96	—	(0.03)	(0.03)	—		$37.15	15.39%		1.92%	1.71%	(0.33)%	$6,416	859%
Year Ended July 31, 2009	$40.92	0.20	(8.60)	(8.40)	(0.30)	—	(0.30)	—		$32.22	(20.45)%		1.83%	1.53%	0.56%	$20,762	841%
Year Ended July 31, 2008	$48.10	(0.04)	(6.09)	(6.13)	(0.01)	(1.04)	(1.05)	—		$40.92	(12.86)%		2.04%	1.49%	(0.09)%	$7,883	1,567%
Year Ended July 31, 2007	$43.28	0.06	4.76	4.82	—	—	—	—		$48.10	11.14%		1.73%	1.55%	0.12%	$3,663	865%
January 1, 2006 through July 31, 2006	$41.33	(0.02)	1.97	1.95	—	—	—	—		$43.28	4.69	%(e)	1.59%	1.58%	(0.06)%	$5,991	443	%(e)
Year Ended December 31, 2005	$39.85	(0.16)	1.64	1.48	—	—	—	—		$41.33	3.74%		1.59%	1.59%	(0.41)%	$15,112	761%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$34.23	(0.30)	5.85	5.55	—	—	—	0.06	(d)	$39.84	16.39	%(d),(e)	2.94%	2.73%	(1.54)%	$4,490	508	%(e)
Year Ended July 31, 2010	$29.99	(0.46)	4.73	4.27	—	(0.03)	(0.03)	—		$34.23	14.23%		2.92%	2.71%	(1.33)%	$713	859%
Year Ended July 31, 2009	$38.09	(0.10)	(8.00)	(8.10)	—	—	—	—		$29.99	(21.27)%		2.83%	2.53%	(0.44)%	$1,493	841%
Year Ended July 31, 2008	$45.32	(0.45)	(5.74)	(6.19)	—	(1.04)	(1.04)	—		$38.09	(13.80)%		3.04%	2.49%	(1.09)%	$1,452	1,567%
Year Ended July 31, 2007	$41.20	(0.40)	4.52	4.12	—	—	—	—		$45.32	10.00%		2.73%	2.55%	(0.88)%	$2,555	865%
January 1, 2006 through July 31, 2006	$39.57	(0.26)	1.89	1.63	—	—	—	—		$41.20	4.09	%(e)	2.59%	2.58%	(1.06)%	$7,470	443	%(e)
Year Ended December 31, 2005	$38.50	(0.54)	1.61	1.07	—	—	—	—		$39.57	2.81%		2.59%	2.59%	(1.41)%	$11,342	761%
Small-Cap Growth ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$35.91	(0.06)	7.29	7.23	—	—	—	0.05	(f)	$43.19	20.27	%(e),(f)	1.79%	1.73%	(0.30)%	$14,680	297	%(e)
Year Ended July 31, 2010	$30.51	(0.33)	5.73 (g)	5.40	—	—	—	—		$35.91	17.70%		2.06%	1.71%	(0.99)%	$30,643	622%
Year Ended July 31, 2009	$39.16	(0.28)	(8.37)	(8.65)	—	—	—	—		$30.51	(22.09)%		2.12%	1.60%	(0.97)%	$11,346	1,070%
Year Ended July 31, 2008	$44.76	(0.40)	(2.39)	(2.79)	—	(2.81)	(2.81)	—		$39.16	(6.48)%		1.93%	1.49%	(0.95)%	$20,822	764%
Year Ended July 31, 2007	$39.36	(0.47)	5.87	5.40	—	—	—	—		$44.76	13.72%		1.62%	1.56%	(1.07)%	$8,130	732%
January 1, 2006 through July 31, 2006	$38.96	(0.30)	0.70	0.40	—	—	—	—		$39.36	1.00	%(e)	1.61%	1.61%	(1.24)%	$8,272	369	%(e)
Year Ended December 31, 2005	$36.28	(0.29)	2.97	2.68	—	—	—	—		$38.96	7.41%		1.55%	1.55%	(0.79)%	$20,799	628%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$32.83	(0.25)	6.67	6.42	—	—	—	0.05	(f)	$39.30	19.67	%(e),(f)	2.79%	2.73%	(1.30)%	$8,468	297	%(e)
Year Ended July 31, 2010	$28.19	(0.65)	5.29 (g)	4.64	—	—	—	—		$32.83	16.50%		3.06%	2.71%	(1.99)%	$2,873	622%
Year Ended July 31, 2009	$36.54	(0.55)	(7.80)	(8.35)	—	—	—	—		$28.19	(22.85)%		3.12%	2.60%	(1.97)%	$2,725	1,070%
Year Ended July 31, 2008	$42.36	(0.80)	(2.21)	(3.01)	—	(2.81)	(2.81)	—		$36.54	(7.41)%		2.93%	2.49%	(1.95)%	$4,677	764%
Year Ended July 31, 2007	$37.65	(0.88)	5.59	4.71	—	—	—	—		$42.36	12.51%		2.62%	2.56%	(2.07)%	$4,843	732%
January 1, 2006 through July 31, 2006	$37.49	(0.53)	0.69	0.16	—	—	—	—		$37.65	0.43	%(e)	2.61%	2.61%	(2.24)%	$3,022	369	%(e)
Year Ended December 31, 2005	$35.24	(0.65)	2.90	2.25	—	—	—	—		$37.49	6.38%		2.55%	2.55%	(1.79)%	$9,510	628%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.06 to the net asset value and 0.16% to the total return. Without this contribution, the net asset value and the total return would be lower.
(e)	Not annualized for periods less than one year.
(f)	The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.05 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would be lower.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

210 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Europe 30 ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$12.67	0.09	2.03 (d)	2.12	—	—		—	—	$14.79	16.73	%(e)	1.73%	1.73%	1.39%	$23,639	1,190	%(e)
Year Ended July 31, 2010	$12.41	0.05	0.36 (d)	0.41	(0.15)	—		—	(0.15)	$12.67	3.22%		1.86%	1.75%	0.40%	$11,109	1,107%
Year Ended July 31, 2009	$17.36	0.27	(4.79)	(4.52)	(0.16)	—	(f)	(0.27)	(0.43)	$12.41	(25.49)%		2.03%	1.94%	2.32%	$8,034	2,221%
Year Ended July 31, 2008	$20.45	0.24	(1.83)	(1.59)	(1.50)	—		—	(1.50)	$17.36	(8.74)%		1.67%	1.66%	1.16%	$6,553	1,791%
Year Ended July 31, 2007	$17.21	0.24	3.00	3.24	— (f)	—		—	— (f)	$20.45	18.83%		1.37%	1.37%	1.23%	$18,757	968%
January 1, 2006 through July 31, 2006	$16.00	0.25	0.96	1.21	—	—		—	—	$17.21	7.56	%(e)	1.44%	1.43%	2.49%	$15,318	533	%(e)
Year Ended December 31, 2005	$14.88	0.06	1.07	1.13	(0.01)	—		—	(0.01)	$16.00	7.60%		1.51%	1.51%	0.38%	$49,583	800%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$12.89	0.02	2.08 (d)	2.10	—	—		—	—	$14.99	16.20	%(e)	2.73%	2.73%	0.39%	$2,687	1,190	%(e)
Year Ended July 31, 2010	$12.69	(0.08)	0.35 (d)	0.27	(0.07)	—		—	(0.07)	$12.89	2.16%		2.86%	2.75%	(0.60)%	$1,610	1,107%
Year Ended July 31, 2009	$17.64	0.15	(4.83)	(4.68)	—	—		(0.27)	(0.27)	$12.69	(26.16)%		3.03%	2.94%	1.32%	$1,581	2,221%
Year Ended July 31, 2008	$20.56	0.04	(1.88)	(1.84)	(1.08)	—		—	(1.08)	$17.64	(9.66)%		2.67%	2.66%	0.16%	$1,666	1,791%
Year Ended July 31, 2007	$17.45	0.05	3.06	3.11	—	—		—	—	$20.56	17.82%		2.37%	2.37%	0.23%	$2,610	968%
January 1, 2006 through July 31, 2006	$16.32	0.15	0.98	1.13	—	—		—	—	$17.45	6.92	%(e)	2.44%	2.43%	1.49%	$2,190	533	%(e)
Year Ended December 31, 2005	$15.31	(0.09)	1.10	1.01	—	—		—	—	$16.32	6.60%		2.51%	2.51%	(0.62)%	$2,954	800%
UltraBull ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$31.01	(0.10)	10.92	10.82	—	—		—	—	$41.83	34.89	%(e)	1.71%	1.71%	(0.58)%	$64,928	369	%(e)
Year Ended July 31, 2010	$25.59	(0.16)	5.58	5.42	—	—		—	—	$31.01	21.18%		1.65%	1.65%	(0.53)%	$97,062	741%
Year Ended July 31, 2009	$50.82	0.10	(25.16)	(25.06)	(0.16)	(0.01)		—	(0.17)	$25.59	(49.27)%		1.65%	1.65%	0.40%	$61,531	697%
Year Ended July 31, 2008	$72.29	0.56	(20.55)	(19.99)	(1.48)	—		—	(1.48)	$50.82	(28.23)%		1.50%	1.50%	0.87%	$94,384	350%
Year Ended July 31, 2007	$58.16	0.69	13.49	14.18	(0.05)	—		—	(0.05)	$72.29	24.38%		1.45%	1.45%	0.98%	$147,984	370%
January 1, 2006 through July 31, 2006	$57.26	0.25	0.65	0.90	—	—		—	—	$58.16	1.59	%(e)	1.45%	1.45%	0.73%	$147,570	418	%(e)
Year Ended December 31, 2005	$55.82	0.22	1.36	1.58	(0.14)	—		—	(0.14)	$57.26	2.84%		1.44%	1.44%	0.41%	$136,495	648%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$28.10	(0.27)	9.89	9.62	—	—		—	—	$37.72	34.23	%(e)	2.71%	2.71%	(1.58)%	$9,353	369	%(e)
Year Ended July 31, 2010	$23.42	(0.44)	5.12	4.68	—	—		—	—	$28.10	19.98%		2.65%	2.65%	(1.53)%	$4,551	741%
Year Ended July 31, 2009	$46.70	(0.12)	(23.12)	(23.24)	(0.04)	—	(f)	—	(0.04)	$23.42	(49.77)%		2.65%	2.65%	(0.60)%	$5,752	697%
Year Ended July 31, 2008	$66.58	(0.04)	(19.03)	(19.07)	(0.81)	—		—	(0.81)	$46.70	(28.98)%		2.50%	2.50%	(0.13)%	$9,534	350%
Year Ended July 31, 2007	$54.03	0.04	12.51	12.55	—	—		—	—	$66.58	23.23%		2.45%	2.45%	(0.02)%	$11,082	370%
January 1, 2006 through July 31, 2006	$53.50	(0.07)	0.60	0.53	—	—		—	—	$54.03	1.01	%(e)	2.45%	2.45%	(0.27)%	$14,081	418	%(e)
Year Ended December 31, 2005	$52.55	(0.29)	1.24	0.95	—	—		—	—	$53.50	1.81%		2.44%	2.44%	(0.59)%	$25,129	648%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 211

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraMid-Cap ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$28.74	(0.21)	13.63	13.42	—	—	$42.16	46.69	%(d)	1.72%	1.72%	(1.14)%	$54,108	77	%(d)
Year Ended July 31, 2010	$20.59	(0.22)	8.37	8.15	— (e)	— (e)	$28.74	39.60%		1.68%	1.68%	(0.76)%	$31,639	329%
Year Ended July 31, 2009	$42.88	(0.09)	(22.19)	(22.28)	(0.01)	(0.01)	$20.59	(51.97)%		1.76%	1.76%	(0.44)%	$28,094	469%
Year Ended July 31, 2008	$52.65	0.16	(9.54)	(9.38)	(0.39)	(0.39)	$42.88	(17.94)%		1.54%	1.54%	0.34%	$50,581	348%
Year Ended July 31, 2007	$42.52	0.33	10.18	10.51	(0.38)	(0.38)	$52.65	24.78%		1.46%	1.46%	0.63%	$84,108	334%
January 1, 2006 through July 31, 2006	$43.66	0.17	(1.31)	(1.14)	—	—	$42.52	(2.61	)%(d)	1.47%	1.47%	0.64%	$82,224	219	%(d)
Year Ended December 31, 2005	$36.84	0.06	6.76	6.82	— (e)	— (e)	$43.66	18.52%		1.49%	1.49%	0.16%	$122,419	402%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$26.38	(0.37)	12.51	12.14	—	—	$38.52	46.02	%(d)	2.72%	2.72%	(2.14)%	$4,738	77	%(d)
Year Ended July 31, 2010	$19.09	(0.47)	7.76	7.29	—	—	$26.38	38.19%		2.68%	2.68%	(1.76)%	$2,535	329%
Year Ended July 31, 2009	$40.09	(0.27)	(20.73)	(21.00)	—	—	$19.09	(52.38)%		2.76%	2.76%	(1.44)%	$1,862	469%
Year Ended July 31, 2008	$49.36	(0.31)	(8.96)	(9.27)	—	—	$40.09	(18.76)%		2.54%	2.54%	(0.66)%	$4,747	348%
Year Ended July 31, 2007	$39.93	(0.17)	9.60	9.43	—	—	$49.36	23.59%		2.46%	2.46%	(0.37)%	$9,209	334%
January 1, 2006 through July 31, 2006	$41.26	(0.08)	(1.25)	(1.33)	—	—	$39.93	(3.20	)%(d)	2.47%	2.47%	(0.36)%	$4,886	219	%(d)
Year Ended December 31, 2005	$35.17	(0.31)	6.40	6.09	—	—	$41.26	17.29%		2.49%	2.49%	(0.84)%	$8,406	402%
UltraSmall-Cap ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$13.64	(0.11)	5.80	5.69	—	—	$19.33	41.72	%(d)	1.71%	1.71%	(1.30)%	$77,610	88	%(d)
Year Ended July 31, 2010	$10.53	(0.16)	3.27	3.11	—	—	$13.64	29.53%		1.77%	1.76%	(1.23)%	$39,627	118%
Year Ended July 31, 2009	$23.26	(0.07)	(12.65)	(12.72)	(0.01)	(0.01)	$10.53	(54.70)%		1.80%	1.80%	(0.73)%	$26,338	203%
Year Ended July 31, 2008	$29.82	0.07	(6.61)	(6.54)	(0.02)	(0.02)	$23.26	(21.93)%		1.49%	1.49%	0.28%	$56,505	142%
Year Ended July 31, 2007	$26.21	0.24	3.42	3.66	(0.05)	(0.05)	$29.82	13.94%		1.42%	1.42%	0.78%	$124,568	182%
January 1, 2006 through July 31, 2006	$25.36	0.11	0.74	0.85	—	—	$26.21	3.35	%(d)	1.39%	1.39%	0.64%	$162,346	27	%(d)
Year Ended December 31, 2005	$25.46	0.14	(0.12)	0.02	(0.12)	(0.12)	$25.36	0.07%		1.41%	1.41%	0.60%	$147,564	481%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$12.36	(0.18)	5.24	5.06	—	—	$17.42	40.94	%(d)	2.71%	2.71%	(2.30)%	$4,579	88	%(d)
Year Ended July 31, 2010	$9.64	(0.28)	3.00	2.72	—	—	$12.36	28.22%		2.77%	2.76%	(2.23)%	$1,939	118%
Year Ended July 31, 2009	$21.53	(0.17)	(11.72)	(11.89)	—	—	$9.64	(55.23)%		2.80%	2.80%	(1.73)%	$1,933	203%
Year Ended July 31, 2008	$27.87	(0.17)	(6.17)	(6.34)	—	—	$21.53	(22.75)%		2.49%	2.49%	(0.72)%	$3,355	142%
Year Ended July 31, 2007	$24.70	(0.05)	3.22	3.17	—	—	$27.87	12.83%		2.42%	2.42%	(0.22)%	$7,170	182%
January 1, 2006 through July 31, 2006	$24.05	(0.05)	0.70	0.65	—	—	$24.70	2.70	%(d)	2.39%	2.39%	(0.36)%	$9,110	27	%(d)
Year Ended December 31, 2005	$24.28	(0.09)	(0.14)	(0.23)	—	—	$24.05	(0.95)%		2.41%	2.41%	(0.40)%	$15,655	481%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

212 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Capital Transactions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraDow 30 ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$22.39	(0.07)	6.67	6.60	—	—	—	—		$28.99	29.48	%(d)	1.88%	1.73%	(0.58)%	$18,480	—	(e)
Year Ended July 31, 2010	$17.35	(0.09)	5.13	5.04	— (f)	—	— (f)	—		$22.39	29.07%		1.79%	1.75%	(0.42)%	$9,690	181%
Year Ended July 31, 2009	$31.25	0.05	(14.16)	(14.11)	(0.18)	—	(0.18)	0.39	(g)	$17.35	(43.87	)%(g)	1.84%	1.84%	0.33%	$13,891	230%
Year Ended July 31, 2008	$44.69	0.52	(13.65)	(13.13)	(0.15)	(0.16)	(0.31)	—		$31.25	(29.58)%		1.55%	1.55%	1.27%	$22,668	282%
Year Ended July 31, 2007	$33.43	0.60	10.93	11.53	(0.13)	(0.14)	(0.27)	—		$44.69	34.58%		1.47%	1.47%	1.45%	$39,544	525%
January 1, 2006 through July 31, 2006	$31.67	0.24	1.52	1.76	—	—	—	—		$33.43	5.56	%(d)	1.49%	1.49%	1.26%	$20,403	995	%(d)
Year Ended December 31, 2005	$33.00	0.32	(1.36)	(1.04)	(0.29)	—	(0.29)	—		$31.67	(3.16)%		1.51%	1.51%	1.03%	$25,747	458%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$21.28	(0.19)	6.33	6.14	—	—	—	—		$27.42	28.85	%(d)	2.88%	2.73%	(1.58)%	$3,316	—	(e)
Year Ended July 31, 2010	$16.64	(0.30)	4.94	4.64	—	—	—	—		$21.28	27.88%		2.79%	2.75%	(1.42)%	$5,297	181%
Year Ended July 31, 2009	$29.98	(0.10)	(13.59)	(13.69)	(0.04)	—	(0.04)	0.39	(g)	$16.64	(44.37	)%(g)	2.84%	2.84%	(0.67)%	$2,295	230%
Year Ended July 31, 2008	$43.18	0.14	(13.18)	(13.04)	—	(0.16)	(0.16)	—		$29.98	(30.31)%		2.55%	2.55%	0.27%	$2,693	282%
Year Ended July 31, 2007	$32.52	0.21	10.59	10.80	—	(0.14)	(0.14)	—		$43.18	33.25%		2.47%	2.47%	0.45%	$3,475	525%
January 1, 2006 through July 31, 2006	$31.01	0.06	1.45	1.51	—	—	—	—		$32.52	4.90	%(d)	2.49%	2.49%	0.26%	$4,794	995	%(d)
Year Ended December 31, 2005	$32.37	0.01	(1.32)	(1.31)	(0.05)	—	(0.05)	—		$31.01	(4.08)%		2.51%	2.51%	0.03%	$6,498	458%
UltraNASDAQ-100 ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$19.15	(0.12)	9.20	9.08	—	—	—	—		$28.23	47.42	%(d)	1.65%	1.65%	(0.99)%	$164,691	11	%(d)
Year Ended July 31, 2010	$14.84	(0.20)	4.51	4.31	—	—	—	—		$19.15	29.04%		1.62%	1.62%	(1.09)%	$114,365	31%
Year Ended July 31, 2009	$24.40	(0.12)	(9.44)	(9.56)	—	—	—	—		$14.84	(39.18)%		1.61%	1.61%	(0.99)%	$104,317	338%
Year Ended July 31, 2008	$29.66	(0.14)	(5.12)	(5.26)	—	—	—	—		$24.40	(17.73)%		1.46%	1.46%	(0.48)%	$181,556	291%
Year Ended July 31, 2007	$19.59	(0.08)	10.15	10.07	—	—	—	—		$29.66	51.40%		1.40%	1.40%	(0.30)%	$248,250	156%
January 1, 2006 through July 31, 2006	$24.44	(0.07)	(4.78)	(4.85)	—	—	—	—		$19.59	(19.84	)%(d)	1.37%	1.37%	(0.51)%	$254,137	131	%(d)
Year Ended December 31, 2005	$25.20	(0.11)	(0.65)	(0.76)	—	—	—	—		$24.44	(3.02)%		1.38%	1.38%	(0.47)%	$370,835	157%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$17.14	(0.22)	8.22	8.00	—	—	—	—		$25.14	46.67	%(d)	2.65%	2.65%	(1.99)%	$7,253	11	%(d)
Year Ended July 31, 2010	$13.40	(0.37)	4.11	3.74	—	—	—	—		$17.14	27.91%		2.62%	2.62%	(2.09)%	$8,268	31%
Year Ended July 31, 2009	$22.28	(0.24)	(8.64)	(8.88)	—	—	—	—		$13.40	(39.86)%		2.61%	2.61%	(1.99)%	$5,274	338%
Year Ended July 31, 2008	$27.34	(0.40)	(4.66)	(5.06)	—	—	—	—		$22.28	(18.51)%		2.46%	2.46%	(1.48)%	$10,493	291%
Year Ended July 31, 2007	$18.24	(0.32)	9.42	9.10	—	—	—	—		$27.34	49.89%		2.40%	2.40%	(1.30)%	$14,774	156%
January 1, 2006 through July 31, 2006	$22.88	(0.20)	(4.44)	(4.64)	—	—	—	—		$18.24	(20.28	)%(d)	2.37%	2.37%	(1.51)%	$21,779	131	%(d)
Year Ended December 31, 2005	$23.83	(0.32)	(0.63)	(0.95)	—	—	—	—		$22.88	(3.99)%		2.38%	2.38%	(1.47)%	$33,407	157%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly decreased due to there being no sales or no purchases of equity securities during the period.
(f)	Amount is less than $0.005.
(g)	The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $0.39 to the net asset value and 2.26% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

Financial Highlights :: 213

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Capital Transactions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraInternational ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$11.21	(0.11)	3.48	3.37	—	—	—	—		$14.58	30.06	%(d)	1.83%	1.73%	(1.61)%	$38,800	698	%(d),(e)
Year Ended July 31, 2010	$11.14	(0.21)	0.28 (f)	0.07	—	—	—	—		$11.21	0.63%		1.87%	1.73%	(1.66)%	$10,496	—
Year Ended July 31, 2009	$25.09	(0.12)	(13.81)	(13.93)	(0.09)	—	(0.09)	0.07	(g)	$11.14	(55.14	)%(g)	1.84%	1.84%	(1.29)%	$19,350	—
Year Ended July 31, 2008	$36.45	0.79	(11.86)	(11.07)	(0.29)	—	(0.29)	—		$25.09	(30.59)%		1.58%	1.58%	2.33%	$14,995	—
Year Ended July 31, 2007	$27.55	1.30	8.14	9.44	(0.32)	(0.22)	(0.54)	—		$36.45	34.38%		1.48%	1.48%	3.72%	$35,554	—
April 19, 2006 through July 31, 2006(h)	$30.00	0.26	(2.71)	(2.45)	—	—	—	—		$27.55	(8.17	)%(d)	2.34%	1.93%	3.33%	$7,994	—
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$10.96	(0.17)	3.38	3.21	—	—	—	—		$14.17	29.29	%(d)	2.83%	2.73%	(2.61)%	$2,029	698	%(d),(e)
Year Ended July 31, 2010	$11.00	(0.33)	0.29 (f)	(0.04)	—	—	—	—		$10.96	(0.36)%		2.87%	2.73%	(2.66)%	$1,245	—
Year Ended July 31, 2009	$24.77	(0.23)	(13.61)	(13.84)	—	—	—	0.07	(g)	$11.00	(55.59	)%(g)	2.84%	2.84%	(2.29)%	$2,355	—
Year Ended July 31, 2008	$36.06	0.45	(11.74)	(11.29)	—	—	—	—		$24.77	(31.31)%		2.58%	2.58%	1.33%	$5,049	—
Year Ended July 31, 2007	$27.47	0.95	8.11	9.06	(0.25)	(0.22)	(0.47)	—		$36.06	33.10%		2.48%	2.48%	2.72%	$6,007	—
April 19, 2006 through July 31, 2006(h)	$30.00	0.18	(2.71)	(2.53)	—	—	—	—		$27.47	(8.43	)%(d)	3.34%	2.93%	2.33%	$1,149	—
UltraEmerging Markets ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$14.53	— (i)	2.77	2.77	—	—	—	—		$17.30	19.06	%(d)	1.73%	1.73%	(0.02)%	$52,983	70%
Year Ended July 31, 2010	$12.30	(0.04)	2.27	2.23	—	—	—	—		$14.53	18.13%		1.63%	1.63%	(0.24)%	$63,667	134	%(d)
Year Ended July 31, 2009	$29.73	0.05	(17.21)	(17.16)	(0.27)	—	(0.27)	—		$12.30	(57.03)%		1.61%	1.61%	0.48%	$88,047	50%
Year Ended July 31, 2008	$45.85	1.10	(2.42)	(1.32)	(0.62)	(14.18)	(14.80)	—		$29.73	(11.04)%		1.44%	1.44%	2.51%	$123,040	381	%(j)
Year Ended July 31, 2007	$24.09	1.38	20.68	22.06	(0.30)	—	(0.30)	—		$45.85	91.96%		1.37%	1.37%	3.89%	$243,763	—
April 19, 2006 through July 31, 2006(h)	$30.00	0.26	(6.17)	(5.91)	—	—	—	—		$24.09	(19.70	)%(d)	1.51%	1.51%	3.97%	$79,136	—
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$14.48	(0.08)	2.75	2.67	—	—	—	—		$17.15	18.44	%(d)	2.73%	2.73%	(1.02)%	$7,036	70%
Year Ended July 31, 2010	$12.37	(0.18)	2.29	2.11	—	—	—	—		$14.48	17.06%		2.63%	2.63%	(1.24)%	$6,993	134	%(d)
Year Ended July 31, 2009	$29.09	(0.05)	(16.67)	(16.72)	— (i)	—	— (i)	—		$12.37	(57.48)%		2.61%	2.61%	(0.52)%	$7,368	50%
Year Ended July 31, 2008	$45.31	0.67	(2.35)	(1.68)	(0.36)	(14.18)	(14.54)	—		$29.09	(11.93)%		2.44%	2.44%	1.51%	$9,848	381	%(j)
Year Ended July 31, 2007	$24.02	1.01	20.51	21.52	(0.23)	—	(0.23)	—		$45.31	89.91%		2.37%	2.37%	2.89%	$11,471	—
April 19, 2006 through July 31, 2006(h)	$30.00	0.19	(6.17)	(5.98)	—	—	—	—		$24.02	(19.93	)%(d)	2.51%	2.51%	2.97%	$1,310	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.07 to the net asset value and 0.99% to the total return. Without this contribution, the net asset value and total return would have been lower.
(h)	Period from commencement of operations.
(i)	Amount is less than $0.005.
(j)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of equity securities.

See accompanying notes to the financial statements.

214 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraLatin America ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$11.15	— (d)	2.40	2.40	(0.07)	—	(0.07)	$13.48	21.46	%(e)	1.79%	1.79%		0.06%	$45,686	42	%(e)
Year Ended July 31, 2010	$7.99	0.06	3.12	3.18	(0.02)	—	(0.02)	$11.15	39.78%		1.64%	1.64%		0.56%	$46,022	172%
Year Ended July 31, 2009	$27.80	0.03	(19.79)	(19.76)	(0.05)	—	(0.05)	$7.99	(70.90)%		1.80%	1.80%		0.53%	$41,757	654%
October 16, 2007 through
July 31, 2008(f)	$30.00	0.19	(1.83)	(1.64)	(0.07)	(0.49)	(0.56)	$27.80	(5.47	)%(e)	1.66%	1.66	%(g)	0.75%	$28,156	685	%(e)
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$11.01	(0.06)	2.36	2.30	—	—	—	$13.31	20.89	%(e)	2.79%	2.79%		(0.94)%	$3,278	42	%(e)
Year Ended July 31, 2010	$7.95	(0.05)	3.11	3.06	—	—	—	$11.01	38.32%		2.64%	2.64%		(0.44)%	$3,821	172%
Year Ended July 31, 2009	$27.66	(0.02)	(19.69)	(19.71)	— (d)	—	— (d)	$7.95	(71.20)%		2.80%	2.80%		(0.47)%	$5,301	654%
October 16, 2007 through
July 31, 2008(f)	$30.00	(0.07)	(1.73)	(1.80)	(0.05)	(0.49)	(0.54)	$27.66	(6.00	)%(e)	2.66%	2.66	%(g)	(0.25)%	$2,557	685	%(e)
UltraChina ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$10.46	(0.07)	2.79	2.72	—	(0.11)	(0.11)	$13.07	26.10	%(e)	1.73%	1.73%		(1.07)%	$30,957	110	%(e)
Year Ended July 31, 2010	$9.92	(0.07)	0.61 (h)	0.54	— (d)	—	— (d)	$10.46	5.45%		1.85%	1.71%		(0.72)%	$18,961	331%
Year Ended July 31, 2009	$19.09	0.01	(9.16)	(9.15)	(0.02)	—	(0.02)	$9.92	(47.79)%		1.89%	1.86%		0.17%	$52,400	349%
February 4, 2008 through
July 31, 2008(f)	$30.00	0.04	(10.95)	(10.91)	—	—	—	$19.09	(36.37	)%(e)	2.15%	1.95%		0.36%	$12,374	5	%(e)
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$10.23	(0.13)	2.72	2.59	—	(0.11)	(0.11)	$12.71	25.42	%(e)	2.73%	2.73%		(2.07)%	$1,259	110	%(e)
Year Ended July 31, 2010	$9.81	(0.17)	0.59 (h)	0.42	—	—	—	$10.23	4.28%		2.85%	2.71%		(1.72)%	$1,041	331%
Year Ended July 31, 2009	$18.99	(0.05)	(9.13)	(9.18)	—	—	—	$9.81	(48.34)%		2.89%	2.86%		(0.83)%	$3,754	349%
February 4, 2008 through
July 31, 2008(f)	$30.00	(0.07)	(10.94)	(11.01)	—	—	—	$18.99	(36.70	)%(e)	3.15%	2.95%		(0.64)%	$574	5	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.64% and 2.64% for the Investor Class and Service Class, respectively, for the period ended July 31, 2008.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 215

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraJapan ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$7.82	(0.07)	1.00	0.93	—	—		—	—	$8.75	11.89	%(d)	1.95%	1.73%	(1.63)%	$21,161	698	%(d)
Year Ended July 31, 2010	$10.33	(0.17)	(2.34)	(2.51)	—	—		—	—	$7.82	(24.30)%		1.90%	1.79%	(1.73)%	$16,633	1,298	%(e)
Year Ended July 31, 2009	$24.74	(0.12)	(14.17)	(14.29)	(0.09)	(0.03)		—	(0.12)	$10.33	(57.68)%		1.84%	1.84%	(1.15)%	$25,137	—
Year Ended July 31, 2008	$47.88	0.69	(21.03)	(20.34)	(2.80)	—	(f)	—	(2.80)	$24.74	(44.16)%		1.66%	1.66%	2.09%	$63,590	—
Year Ended July 31, 2007	$58.53	1.87	12.42	14.29	(1.79)	—		(23.15)	(24.94)	$47.88	23.46%		1.57%	1.57%	3.34%	$111,087	—
January 1, 2006 through July 31, 2006	$64.64	0.63	(6.74)	(6.11)	—	—		—	—	$58.53	(9.45	)%(d)	1.54%	1.54%	1.67%	$196,279	—
Year Ended December 31, 2005	$33.92	(0.12)	30.84	30.72	—	—		—	—	$64.64	90.57%		1.55%	1.55%	(0.26)%	$416,150	—
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$7.30	(0.11)	0.94	0.83	—	—		—	—	$8.13	11.37	%(d)	2.95%	2.73%	(2.63)%	$461	698	%(d)
Year Ended July 31, 2010	$9.74	(0.26)	(2.18)	(2.44)	—	—		—	—	$7.30	(25.05)%		2.90%	2.79%	(2.73)%	$375	1,298	%(e)
Year Ended July 31, 2009	$23.24	(0.21)	(13.29)	(13.50)	—	—		—	—	$9.74	(58.09)%		2.84%	2.84%	(2.15)%	$797	—
Year Ended July 31, 2008	$44.57	0.36	(19.73)	(19.37)	(1.96)	—	(f)	—	(1.96)	$23.24	(44.74)%		2.66%	2.66%	1.09%	$1,103	—
Year Ended July 31, 2007	$55.85	1.34	11.77	13.11	(1.24)	—		(23.15)	(24.39)	$44.57	22.25%		2.57%	2.57%	2.34%	$4,915	—
January 1, 2006 through July 31, 2006	$62.06	0.27	(6.48)	(6.21)	—	—		—	—	$55.85	(10.01	)%(d)	2.54%	2.54%	0.67%	$6,939	—
Year Ended December 31, 2005	$32.88	(0.58)	29.76	29.18	—	—		—	—	$62.06	88.75%		2.55%	2.55%	(1.26)%	$31,412	—
Bear ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$23.60	(0.18)	(3.79)	(3.97)	—	—		—	—	$19.63	(16.82	)%(d)	1.75%	1.75%	(1.62)%	$32,498	698	%(d)
Year Ended July 31, 2010	$28.28	(0.38)	(4.30)	(4.68)	—	—		—	—	$23.60	(16.55)%		1.65%	1.65%	(1.56)%	$94,598	1,300	%(e)
Year Ended July 31, 2009	$29.15	(0.37)	1.43	1.06	(0.07)	—		(1.86)	(1.93)	$28.28	2.26%		1.68%	1.68%	(1.09)%	$74,982	—
Year Ended July 31, 2008	$26.32	0.39	3.28	3.67	(0.83)	(0.01)		—	(0.84)	$29.15	14.48%		1.56%	1.56%	1.41%	$157,729	—
Year Ended July 31, 2007	$29.96	1.02	(3.11)	(2.09)	(1.55)	—	(f)	—	(1.55)	$26.32	(6.91)%		1.56%	1.48%	3.80%	$38,299	—
January 1, 2006 through July 31, 2006	$29.85	0.55	(0.44)	0.11	—	—		—	—	$29.96	0.40	%(d)	1.57%	1.57%	3.20%	$52,504	—
Year Ended December 31, 2005	$30.82	0.50	(0.84)	(0.34)	(0.61)	(0.02)		—	(0.63)	$29.85	(1.11)%		1.56%	1.56%	1.60%	$30,002	—
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$23.90	(0.29)	(3.84)	(4.13)	—	—		—	—	$19.77	(17.28	)%(d)	2.75%	2.75%	(2.62)%	$2,279	698	%(d)
Year Ended July 31, 2010	$28.92	(0.63)	(4.39)	(5.02)	—	—		—	—	$23.90	(17.36)%		2.65%	2.65%	(2.56)%	$3,332	1,300	%(e)
Year Ended July 31, 2009	$30.02	(0.71)	1.47	0.76	—	—		(1.86)	(1.86)	$28.92	1.24%		2.68%	2.68%	(2.09)%	$2,308	—
Year Ended July 31, 2008	$26.57	0.11	3.42	3.53	(0.08)	—	(f)	—	(0.08)	$30.02	13.33%		2.56%	2.56%	0.41%	$2,797	—
Year Ended July 31, 2007	$28.82	0.75	(3.00)	(2.25)	—	—		—	—	$26.57	(7.81)%		2.56%	2.48%	2.80%	$2,079	—
January 1, 2006 through July 31, 2006	$28.87	0.38	(0.43)	(0.05)	—	—		—	—	$28.82	(0.17	)%(d)	2.57%	2.57%	2.20%	$12,469	—
Year Ended December 31, 2005	$29.48	0.20	(0.81)	(0.61)	—	—		—	—	$28.87	(2.07)%		2.56%	2.56%	0.60%	$3,400	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

216 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets				Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Capital Transactions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$11.59	(0.09)	(2.27)	(2.36)	—	—	—		$9.23	(20.36	)%(d)	2.12%	1.75	%(e)	(1.58)%	$10,802	—
Year Ended July 31, 2010	$15.06	(0.23)	(3.24)	(3.47)	—	—	—		$11.59	(23.04)%		2.00%	1.84%		(1.77)%	$7,854	—
Year Ended July 31, 2009	$16.40	(0.22)	(0.84)	(1.06)	(0.28)	(0.28)	—		$15.06	(6.87)%		1.82%	1.82%		(1.17)%	$16,287	—
Year Ended July 31, 2008	$16.48	0.35	0.40	0.75	(0.83)	(0.83)	—		$16.40	4.80%		1.62%	1.62%		2.13%	$10,935	—
Year Ended July 31, 2007	$18.58	0.62	(1.73)	(1.11)	(0.99)	(0.99)	—		$16.48	(5.72)%		1.58%	1.58%		3.70%	$25,758	—
January 1, 2006 through July 31, 2006	$19.05	0.35	(0.82)	(0.47)	—	—	—		$18.58	(2.47	)%(d)	1.52%	1.52%		3.37%	$50,983	—
Year Ended December 31, 2005	$20.23	0.32	(0.83)	(0.51)	(0.67)	(0.67)	—		$19.05	(2.52)%		1.51%	1.51%		1.54%	$18,384	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$12.14	(0.15)	(2.37)	(2.52)	—	—	—		$9.62	(20.76	)%(d)	3.12%	2.75	%(e)	(2.58)%	$65	—
Year Ended July 31, 2010	$15.96	(0.37)	(3.45)	(3.82)	—	—	—		$12.14	(23.93)%		3.00%	2.84%		(2.77)%	$18,870	—
Year Ended July 31, 2009	$17.30	(0.41)	(0.93)	(1.34)	—	—	—		$15.96	(7.75)%		2.82%	2.82%		(2.17)%	$6,013	—
Year Ended July 31, 2008	$17.25	0.18	0.46	0.64	(0.59)	(0.59)	—		$17.30	3.89%		2.62%	2.62%		1.13%	$1,241	—
Year Ended July 31, 2007	$18.50	0.45	(1.70)	(1.25)	—	—	—		$17.25	(6.76)%		2.58%	2.58%		2.70%	$992	—
January 1, 2006 through July 31, 2006	$19.10	0.25	(0.85)	(0.60)	—	—	—		$18.50	(3.14	)%(d)	2.52%	2.52%		2.37%	$2,084	—
Year Ended December 31, 2005	$19.78	0.12	(0.80)	(0.68)	—	—	—		$19.10	(3.44)%		2.51%	2.51%		0.54%	$287	—
Short NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$11.42	(0.08)	(2.26)	(2.34)	—	—	—		$9.08	(20.49	)%(d)	1.88%	1.73%		(1.59)%	$17,380	698	%(d)
Year Ended July 31, 2010	$14.16	(0.20)	(2.54)	(2.74)	—	—	—		$11.42	(19.35)%		1.83%	1.71%		(1.64)%	$6,488	1,298	%(f)
Year Ended July 31, 2009	$15.29	(0.25)	(2.26)	(2.51)	(0.06)	(0.06)	1.44	(g)	$14.16	(7.10	)%(g)	1.99%	1.86%		(1.43)%	$9,957	—
Year Ended July 31, 2008	$16.24	0.29	0.08	0.37	(1.32)	(1.32)	—		$15.29	3.15%		1.74%	1.71%		1.85%	$11,365	—
Year Ended July 31, 2007	$20.91	0.71	(4.14)	(3.43)	(1.24)	(1.24)	—		$16.24	(16.68)%		1.54%	1.49%		3.93%	$12,814	—
January 1, 2006 through July 31, 2006	$18.69	0.38	1.84	2.22	—	—	—		$20.91	11.88	%(d)	1.50%	1.50%		3.34%	$103,936	—
Year Ended December 31, 2005	$18.70	0.30	(0.06)	0.24	(0.25)	(0.25)	—		$18.69	1.27%		1.52%	1.52%		1.54%	$31,722	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$11.26	(0.13)	(2.21)	(2.34)	—	—	—		$8.92	(20.71	)%(d)	2.88%	2.73%		(2.59)%	$1,225	698	%(d)
Year Ended July 31, 2010	$14.09	(0.32)	(2.51)	(2.83)	—	—	—		$11.26	(20.16)%		2.83%	2.71%		(2.64)%	$257	1,298	%(f)
Year Ended July 31, 2009	$15.33	(0.44)	(2.24)	(2.68)	—	—	1.44	(g)	$14.09	(8.09	)%(g)	2.99%	2.86%		(2.43)%	$137	—
Year Ended July 31, 2008	$15.96	0.13	0.12	0.25	(0.88)	(0.88)	—		$15.33	2.16%		2.74%	2.71%		0.85%	$479	—
Year Ended July 31, 2007	$20.35	0.54	(4.07)	(3.53)	(0.86)	(0.86)	—		$15.96	(17.59)%		2.54%	2.49%		2.93%	$4,424	—
January 1, 2006 through July 31, 2006	$18.27	0.27	1.81	2.08	—	—	—		$20.35	11.38	%(d)	2.50%	2.50%		2.34%	$9,666	—
Year Ended December 31, 2005	$18.22	0.11	(0.06)	0.05	—	—	—		$18.27	0.27%		2.52%	2.52%		0.54%	$4,006	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)
The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(g)
The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $1.44 to the net asset value and 7.19% to the total return. Without this contribution, the net asset value and total return would be lower.

See accompanying notes to the financial statements.

Financial Highlights :: 217

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraBear ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$9.31	(0.06)	(2.82)	(2.88)	—	—		—	$6.43	(30.93	)%(d)	1.69%	1.69%	(1.56)%	$47,683	698	%(d)
Year Ended July 31, 2010	$13.69	(0.16)	(4.22)	(4.38)	—	—		—	$9.31	(31.99)%		1.62%	1.62%	(1.54)%	$73,551	1,300	%(e)
Year Ended July 31, 2009	$16.10	(0.22)	(2.06)	(2.28)	(0.05)	(0.08)		(0.13)	$13.69	(14.45)%		1.59%	1.59%	(1.07)%	$73,061	—
Year Ended July 31, 2008	$13.62	0.26	2.68	2.94	(0.46)	—	(f)	(0.46)	$16.10	22.51%		1.49%	1.49%	1.85%	$122,417	—
Year Ended July 31, 2007	$17.28	0.55	(3.53)	(2.98)	(0.68)	—	(f)	(0.68)	$13.62	(17.28)%		1.42%	1.42%	3.88%	$100,229	—
January 1, 2006 through July 31, 2006	$17.59	0.32	(0.63)	(0.31)	—	—		—	$17.28	(1.76	)%(d)	1.40%	1.40%	3.27%	$135,333	—
Year Ended December 31, 2005	$18.82	0.34	(1.18)	(0.84)	(0.38)	(0.01)		(0.39)	$17.59	(4.43)%		1.41%	1.41%	1.77%	$90,197	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$9.26	(0.10)	(2.80)	(2.90)	—	—		—	$6.36	(31.32	)%(d)	2.69%	2.69%	(2.56)%	$1,236	698	%(d)
Year Ended July 31, 2010	$13.72	(0.27)	(4.19)	(4.46)	—	—		—	$9.26	(32.51)%		2.62%	2.62%	(2.54)%	$5,668	1,300	%(e)
Year Ended July 31, 2009	$16.19	(0.42)	(2.05)	(2.47)	—	—		—	$13.72	(15.26)%		2.58%	2.58%	(2.06)%	$6,555	—
Year Ended July 31, 2008	$13.57	0.12	2.73	2.85	(0.23)	—	(f)	(0.23)	$16.19	21.45%		2.49%	2.49%	0.85%	$10,981	—
Year Ended July 31, 2007	$17.21	0.41	(3.52)	(3.11)	(0.53)	—	(f)	(0.53)	$13.57	(18.09)%		2.42%	2.42%	2.88%	$11,326	—
January 1, 2006 through July 31, 2006	$17.61	0.22	(0.62)	(0.40)	—	—		—	$17.21	(2.27	)%(d)	2.40%	2.40%	2.27%	$13,984	—
Year Ended December 31, 2005	$18.76	0.15	(1.16)	(1.01)	(0.14)	—	(f)	(0.14)	$17.61	(5.36)%		2.41%	2.41%	0.77%	$6,735	—
UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$5.58	(0.04)	(2.01)	(2.05)	—	—		—	$3.53	(36.62	)%(d)	2.74%	1.73%	(1.60)%	$1,780	—
Year Ended July 31, 2010	$10.06	(0.12)	(4.36)	(4.48)	—	—		—	$5.58	(44.63)%		2.24%	1.85%	(1.78)%	$3,203	—
Year Ended July 31, 2009	$13.73	(0.23)	(3.09)	(3.32)	(0.35)	—		(0.35)	$10.06	(25.44)%		1.87%	1.79%	(1.33)%	$6,389	—
Year Ended July 31, 2008	$13.20	0.31	0.40	0.71	(0.18)	—		(0.18)	$13.73	5.50%		1.63%	1.57%	2.30%	$7,390	—
Year Ended July 31, 2007	$17.36	0.54	(3.97)	(3.43)	(0.73)	—		(0.73)	$13.20	(20.08)%		1.67%	1.53%	3.79%	$18,616	—
January 1, 2006 through July 31, 2006	$17.35	0.31	(0.30)	0.01	—	—		—	$17.36	0.06	%(d)	1.59%	1.58%	3.24%	$29,637	—
Year Ended December 31, 2005	$21.95	0.33	(4.59)	(4.26)	(0.34)	—		(0.34)	$17.35	(19.37)%		1.74%	1.68%	1.62%	$11,936	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$5.45	(0.06)	(1.96)	(2.02)	—	—		—	$3.43	(37.06	)%(d)	3.74%	2.73%	(2.60)%	$131	—
Year Ended July 31, 2010	$9.93	(0.19)	(4.29)	(4.48)	—	—		—	$5.45	(45.12)%		3.24%	2.85%	(2.78)%	$353	—
Year Ended July 31, 2009	$13.53	(0.40)	(3.11)	(3.51)	(0.09)	—		(0.09)	$9.93	(26.27)%		2.87%	2.79%	(2.33)%	$277	—
Year Ended July 31, 2008	$13.00	0.17	0.40	0.57	(0.04)	—		(0.04)	$13.53	4.39%		2.63%	2.57%	1.30%	$1,813	—
Year Ended July 31, 2007	$17.02	0.40	(3.92)	(3.52)	(0.50)	—		(0.50)	$13.00	(20.88)%		2.67%	2.53%	2.79%	$5,072	—
January 1, 2006 through July 31, 2006	$17.12	0.21	(0.31)	(0.10)	—	—		—	$17.02	(0.58	)%(d)	2.59%	2.58%	2.24%	$2,452	—
Year Ended December 31, 2005	$21.71	0.13	(4.52)	(4.39)	(0.20)	—		(0.20)	$17.12	(20.21)%		2.74%	2.68%	0.62%	$1,632	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

218 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraShort Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$4.57	(0.03)	(1.68)	(1.71)	—	—	—	$2.86	(37.42	)%(d)	1.92%	1.76	%(e)	(1.59)%	$21,112	698	%(d)
Year Ended July 31, 2010	$8.23	(0.09)	(3.57)	(3.66)	—	—	—	$4.57	(44.40)%		1.86%	1.66%		(1.59)%	$34,025	1,300	%(f)
Year Ended July 31, 2009	$13.73	(0.13)	(4.10)	(4.23)	(1.27)	—	(1.27)	$8.23	(35.45)%		2.05%	1.88%		(0.95)%	$20,224	—
Year Ended July 31, 2008	$13.99	0.30	(0.25)	0.05	(0.31)	—	(0.31)	$13.73	0.45%		1.46%	1.46%		2.10%	$134,257	—
Year Ended July 31, 2007	$17.76	0.54	(3.50)	(2.96)	(0.81)	—	(0.81)	$13.99	(16.37)%		1.44%	1.44%		3.87%	$273,206	—
January 1, 2006 through July 31, 2006	$19.32	0.34	(1.90)	(1.56)	—	—	—	$17.76	(8.07	)%(d)	1.43%	1.43%		3.41%	$264,378	—
Year Ended December 31, 2005	$21.78	0.41	(2.42)	(2.01)	(0.45)	—	(0.45)	$19.32	(9.21)%		1.43%	1.43%		1.83%	$131,805	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$4.70	(0.05)	(1.72)	(1.77)	—	—	—	$2.93	(37.66	)%(d)	2.92%	2.76	%(e)	(2.59)%	$1,803	698	%(d)
Year Ended July 31, 2010	$8.56	(0.15)	(3.71)	(3.86)	—	—	—	$4.70	(45.09)%		2.86%	2.66%		(2.59)%	$4,430	1,300	%(f)
Year Ended July 31, 2009	$13.74	(0.27)	(4.46)	(4.73)	(0.45)	—	(0.45)	$8.56	(36.03)%		3.05%	2.88%		(1.95)%	$13,639	—
Year Ended July 31, 2008	$14.01	0.16	(0.23)	(0.07)	(0.20)	—	(0.20)	$13.74	(0.47)%		2.46%	2.46%		1.10%	$9,994	—
Year Ended July 31, 2007	$17.72	0.40	(3.49)	(3.09)	(0.62)	—	(0.62)	$14.01	(17.24)%		2.44%	2.44%		2.87%	$17,457	—
January 1, 2006 through July 31, 2006	$19.38	0.24	1.90	(1.66)	—	—	—	$17.72	(8.57	)%(d)	2.43%	2.43%		2.41%	$28,507	—
Year Ended December 31, 2005	$21.59	0.18	(2.39)	(2.21)	—	—	—	$19.38	(10.24)%		2.43%	2.43%		0.83%	$3,275	—
UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$11.16	(0.08)	(2.96)	(3.04)	—	—	—	$8.12	(27.31	)%(d)	1.99%	1.73%		(1.60)%	$9,516	—
Year Ended July 31, 2010	$17.37	(0.22)	(5.98)	(6.20)	—	(0.01)	(0.01)	$11.16	(35.64)%		1.87%	1.80%		(1.72)%	$9,392	—
Year Ended July 31, 2009	$20.35	(0.31)	(2.57)	(2.88)	—	(0.10)	(0.10)	$17.37	(14.26)%		1.86%	1.86%		(1.31)%	$10,516	—
Year Ended July 31, 2008	$17.09	0.31	3.67	3.98	(0.72)	—	(0.72)	$20.35	24.47%		1.66%	1.66%		1.75%	$16,981	—
Year Ended July 31, 2007	$23.23	0.69	(6.09)	(5.40)	(0.74)	—	(0.74)	$17.09	(23.47)%		1.55%	1.55%		3.73%	$17,448	—
January 1, 2006 through July 31, 2006	$25.04	0.43	(2.24)	(1.81)	—	—	—	$23.23	(7.23	)%(d)	1.52%	1.52%		3.17%	$15,295	—
Year Ended December 31, 2005	$25.20	0.44	(0.24)	0.20	(0.36)	—	(0.36)	$25.04	0.82%		1.65%	1.65%		1.68%	$16,498	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$10.90	(0.13)	(2.89)	(3.02)	—	—	—	$7.88	(27.71	)%(d)	2.99%	2.73%		(2.60)%	$147	—
Year Ended July 31, 2010	$17.12	(0.33)	(5.88)	(6.21)	—	(0.01)	(0.01)	$10.90	(36.28)%		2.87%	2.80%		(2.72)%	$1,231	—
Year Ended July 31, 2009	$20.27	(0.55)	(2.50)	(3.05)	—	(0.10)	(0.10)	$17.12	(15.15)%		2.86%	2.86%		(2.31)%	$127	—
Year Ended July 31, 2008	$16.78	0.13	3.69	3.82	(0.33)	—	(0.33)	$20.27	23.32%		2.66%	2.66%		0.75%	$1,176	—
Year Ended July 31, 2007	$22.94	0.51	(6.03)	(5.52)	(0.64)	—	(0.64)	$16.78	(24.26)%		2.55%	2.55%		2.73%	$3,347	—
January 1, 2006 through July 31, 2006	$24.88	0.30	(2.24)	(1.94)	—	—	—	$22.94	(7.76	)%(d)	2.52%	2.52%		2.17%	$802	—
Year Ended December 31, 2005	$25.09	0.18	(0.24)	(0.06)	(0.15)	—	(0.15)	$24.88	(0.29)%		2.65%	2.65%		0.68%	$1,112	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)
The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 219

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

											Ratios to				Supplemental
		Investment Activities			Distributions to Shareholders From						Average Net Assets				Data

			Net
			Realized
			and					Net							Net
	Net Asset	Net	Unrealized					Asset						Net	Assets,
	Value,	Investment	Gains	Total from	Net			Value,						Investment	End of	Portfolio
	Beginning	Income	(Losses) on	Investment	Investment	Return of	Total	End of	Total		Gross	Net		Income	Period	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Capital	Distributions	Period	Return		Expenses(b)	Expenses(b)		(Loss)(b)	(000’s)	Rate(c)

UltraShort NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$4.86	(0.03)	(1.75)	(1.78)	—	—	—	$3.08	(36.63	)%(d)	1.85%	1.85%		(1.67)%	$27,381	698	%(d)
Year Ended July 31, 2010	$7.64	(0.09)	(2.69)	(2.78)	—	—	—	$4.86	(36.39)%		1.73%	1.73%		(1.66)%	$31,146	1,300	%(e)
Year Ended July 31, 2009	$10.77	(0.13)	(2.80)	(2.93)	(0.14)	(0.06)	(0.20)	$7.64	(28.19)%		1.67%	1.67%		(1.01)%	$39,663	—
Year Ended July 31, 2008	$11.63	0.22	(0.48)	(0.26)	(0.60)	— (f)	(0.60)	$10.77	(1.17)%		1.50%	1.50%		2.05%	$118,583	—
Year Ended July 31, 2007	$18.54	0.54	(6.87)	(6.33)	(0.58)	—	(0.58)	$11.63	(34.58)%		1.41%	1.41%		3.96%	$119,669	—
January 1, 2006 through July 31, 2006	$15.30	0.30	2.94	3.24	—	—	—	$18.54	21.18	%(d)	1.38%	1.38%		3.25%	$222,887	—
Year Ended December 31, 2005	$15.83	0.31	(0.50)	(0.19)	(0.28)	(0.06)	(0.34)	$15.30	(1.18)%		1.39%	1.39%		1.75%	$180,687	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$5.10	(0.05)	(1.84)	(1.89)	—	—	—	$3.21	(37.06	)%(d)	2.85%	2.85%		(2.67)%	$1,159	698	%(d)
Year Ended July 31, 2010	$8.10	(0.16)	(2.84)	(3.00)	—	—	—	$5.10	(37.04)%		2.73%	2.73%		(2.66)%	$622	1,300	%(e)
Year Ended July 31, 2009	$11.39	(0.24)	(3.05)	(3.29)	—	—	—	$8.10	(28.88)%		2.67%	2.67%		(2.01)%	$39,465	—
Year Ended July 31, 2008	$12.09	0.11	(0.46)	(0.35)	(0.35)	— (f)	(0.35)	$11.39	(2.29)%		2.50%	2.50%		1.05%	$2,251	—
Year Ended July 31, 2007	$19.17	0.39	(7.08)	(6.69)	(0.39)	—	(0.39)	$12.09	(35.17)%		2.41%	2.41%		2.96%	$3,226	—
January 1, 2006 through July 31, 2006	$15.91	0.20	3.06	3.26	—	—	—	$19.17	20.49	%(d)	2.38%	2.38%		2.25%	$10,108	—
Year Ended December 31, 2005	$16.43	0.12	(0.48)	(0.36)	(0.13)	(0.03)	(0.16)	$15.91	(2.19)%		2.39%	2.39%		0.75%	$6,847	—
UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$11.76	(0.09)	(3.58)	(3.67)	—	—	—	$8.09	(31.21	)%(d)	2.04%	2.04	%(g)	(1.90)%	$11,322	—
Year Ended July 31, 2010	$16.38	(0.24)	(4.38)	(4.62)	—	—	—	$11.76	(28.21)%		1.91%	1.89%		(1.80)%	$13,924	—
Year Ended July 31, 2009	$25.48	(0.26)	(8.44)	(8.70)	(0.40)	—	(0.40)	$16.38	(34.83)%		1.72%	1.72%		(0.84)%	$10,331	—
Year Ended July 31, 2008	$21.88	0.43	4.05	4.48	(0.88)	—	(0.88)	$25.48	21.69%		1.62%	1.62%		1.93%	$45,556	—
Year Ended July 31, 2007	$30.58	1.01	(9.26)	(8.25)	(0.45)	—	(0.45)	$21.88	(27.12)%		1.52%	1.52%		3.89%	$25,156	—
April 19, 2006 through July 31, 2006(h)	$30.00	0.37	0.21	0.58	—	—	—	$30.58	1.93	%(d)	1.50%	1.50%		3.96%	$24,629	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$11.67	(0.14)	(3.55)	(3.69)	—	—	—	$7.98	(31.62	)%(d)	3.04%	3.04	%(g)	(2.90)%	$342	—
Year Ended July 31, 2010	$16.42	(0.37)	(4.38)	(4.75)	—	—	—	$11.67	(28.93)%		2.91%	2.89%		(2.80)%	$1,652	—
Year Ended July 31, 2009	$25.49	(0.59)	(8.42)	(9.01)	(0.06)	—	(0.06)	$16.42	(35.45)%		2.72%	2.72%		(1.84)%	$531	—
Year Ended July 31, 2008	$22.00	0.20	4.08	4.28	(0.79)	—	(0.79)	$25.49	20.48%		2.62%	2.62%		0.93%	$3,491	—
Year Ended July 31, 2007	$30.46	0.78	(9.24)	(8.46)	—	—	—	$22.00	(27.77)%		2.52%	2.52%		2.89%	$404	—
April 19, 2006 through July 31, 2006(h)	$30.00	0.27	0.19	0.46	—	—	—	$30.46	1.53	%(d)	2.50%	2.50%		2.96%	$47	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(f)	Amount is less than $0.005.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.
(h)	Period from commencement of operations.

See accompanying notes to the financial statements.

220 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

					Distributions to					Ratios to			Supplemental
		Investment Activities			Shareholders From					Average Net Assets			Data

			Net
			Realized
			and				Net						Net
	Net Asset	Net	Unrealized				Asset					Net	Assets,
	Value,	Investment	Gains	Total from	Net		Value,					Investment	End of	Portfolio
	Beginning	Income	(Losses) on	Investment	Investment	Total	End of	Total		Gross	Net	Income	Period	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Distributions	Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$1.68	(0.01)	(0.41)	(0.42)	—	—	$1.26	(25.00	)%(d)	2.03%	1.73%	(1.59)%	$25,196	—
Year Ended July 31, 2010	$2.82	(0.03)	(1.11)	(1.14)	—	—	$1.68	(40.43)%		2.07%	1.78%	(1.69)%	$5,356	1,298	%(e)
Year Ended July 31, 2009	$8.22	(0.05)	(5.19)	(5.24)	(0.16)	(0.16)	$2.82	(65.05)%		1.74%	1.69%	(0.62)%	$8,340	—
Year Ended July 31, 2008	$13.51	0.20	(4.88)	(4.68)	(0.61)	(0.61)	$8.22	(33.95)%		1.53%	1.53%	2.35%	$66,212	—
Year Ended July 31, 2007	$31.85	0.80	(18.17)	(17.37)	(0.97)	(0.97)	$13.51	(55.55)%		1.49%	1.49%	4.17%	$80,862	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.43	1.42	1.85	—	—	$31.85	6.17	%(d)	1.50%	1.50%	4.15%	$36,733	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$1.68	(0.02)	(0.41)	(0.43)	—	—	$1.25	(25.60	)%(d)	3.03%	2.73%	(2.59)%	$1,167	—
Year Ended July 31, 2010	$2.85	(0.05)	(1.12)	(1.17)	—	—	$1.68	(41.05)%		3.07%	2.78%	(2.69)%	$2,365	1,298	%(e)
Year Ended July 31, 2009	$8.23	(0.14)	(5.24)	(5.38)	—	—	$2.85	(65.37)%		2.74%	2.69%	(1.62)%	$575	—
Year Ended July 31, 2008	$13.53	0.12	(4.87)	(4.75)	(0.55)	(0.55)	$8.23	(34.52)%		2.53%	2.53%	1.35%	$4,705	—
Year Ended July 31, 2007	$31.74	0.59	(18.13)	(17.54)	(0.67)	(0.67)	$13.53	(55.97)%		2.49%	2.49%	3.17%	$1,505	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.32	1.42	1.74	—	—	$31.74	5.80	%(d)	2.50%	2.50%	3.15%	$1,938	—
UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$2.28	(0.01)	(0.59)	(0.60)	—	—	$1.68	(26.32	)%(d)	2.94%	1.73%	(1.59)%	$3,075	—
Year Ended July 31, 2010	$4.90	(0.05)	(2.57)	(2.62)	—	—	$2.28	(53.47)%		2.30%	1.71%	(1.63)%	$3,699	—
Year Ended July 31, 2009	$18.90	(0.15)	(13.85)	(14.00)	—	—	$4.90	(74.07)%		2.23%	1.80%	(1.25)%	$3,655	—
October 16, 2007 through
July 31, 2008(f)	$30.00	0.13	(11.14)	(11.01)	(0.09)	(0.09)	$18.90	(36.75	)%(d)	2.66%	1.95%	0.88%	$3,113	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$2.23	(0.02)	(0.58)	(0.60)	—	—	$1.63	(26.58	)%(d)	3.94%	2.73%	(2.59)%	$478	—
Year Ended July 31, 2010	$4.82	(0.08)	(2.51)	(2.59)	—	—	$2.23	(53.94)%		3.30%	2.71%	(2.63)%	$407	—
Year Ended July 31, 2009	$18.80	(0.22)	(13.76)	(13.98)	—	—	$4.82	(74.35)%		3.23%	2.80%	(2.25)%	$3,910	—
October 16, 2007 through
July 31, 2008(f)	$30.00	(0.02)	(11.10)	(11.12)	(0.08)	(0.08)	$18.80	(37.15	)%(d)	3.66%	2.95%	(0.12)%	$43	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.
(f)	Period from Commencement of operations.

See accompanying notes to the financial statements.

Financial Highlights :: 221

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

					Distributions to					Ratios to				Supplemental
		Investment Activities			Shareholders From					Average Net Assets				Data

			Net
			Realized
			and				Net							Net
	Net Asset	Net	Unrealized				Asset						Net	Assets,
	Value,	Investment	Gains	Total from	Net		Value,						Investment	End of	Portfolio
	Beginning	Income	(Losses) on	Investment	Investment	Total	End of	Total		Gross	Net		Income	Period	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Distributions	Period	Return		Expenses(b)	Expenses(b)		(Loss)(b)	(000’s)	Rate(c)

UltraShort China ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$7.24	(0.05)	(2.07)	(2.12)	—	—	$5.12	(29.28	)%(d)	3.29%	1.73%		(1.60)%	$4,189	—
Year Ended July 31, 2010	$11.08	(0.15)	(3.69)	(3.84)	—	—	$7.24	(34.66)%		2.78%	1.80%		(1.71)%	$4,365	—
Year Ended July 31, 2009	$35.97	(0.35)	(24.54)	(24.89)	—	—	$11.08	(69.20)%		3.27%	1.95%		(1.12)%	$4,213	—
February 4, 2008 through
July 31, 2008(e)	$30.00	0.05	5.92	5.97	—	—	$35.97	19.90	%(d)	2.65%	1.94%		0.31%	$4,656	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$7.09	(0.07)	(2.03)	(2.10)	—	—	$4.99	(29.62	)%(d)	4.21%	2.65%		(2.52)%	$196	—
Year Ended July 31, 2010	$10.91	(0.24)	(3.58)	(3.82)	—	—	$7.09	(35.01)%		3.76%	2.78%		(2.69)%	$460	—
Year Ended July 31, 2009	$35.79	(0.67)	(24.21)	(24.88)	—	—	$10.91	(69.52)%		4.27%	2.95%		(2.12)%	$12	—
February 4, 2008 through
July 31, 2008(e)	$30.00	(0.11)	5.90	5.79	—	—	$35.79	19.30	%(d)	3.65%	2.94%		(0.69)%	$310	—
UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$27.35	(0.21)	(5.40)	(5.61)	—	—	$21.74	(20.51	)%(d)	2.49%	1.74	%(f)	(1.62)%	$2,554	—
Year Ended July 31, 2010	$27.51	(0.43)	0.27 (g)	(0.16)	—	—	$27.35	(0.58)%		2.47%	1.70%		(1.65)%	$5,137	—
Year Ended July 31, 2009	$37.52	(0.45)	(9.56)	(10.01)	—	—	$27.51	(26.68)%		2.14%	1.63%		(0.98)%	$7,458	—
Year Ended July 31, 2008	$26.89	0.56	10.77	11.33	(0.70)	(0.70)	$37.52	42.70%		1.75%	1.67%		1.60%	$7,404	—
Year Ended July 31, 2007	$34.95	0.92	(8.22)	(7.30)	(0.76)	(0.76)	$26.89	(20.90)%		1.95%	1.95%		3.31%	$6,085	—
March 29, 2006 through
July 31, 2006(e)	$30.00	0.33	4.62	4.95	—	—	$34.95	16.50	%(d)	2.60%	1.95%		2.83%	$4,865	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$27.12	(0.33)	(5.34)	(5.67)	—	—	$21.45	(20.91	)%(d)	3.49%	2.74	%(f)	(2.62)%	$637	—
Year Ended July 31, 2010	$27.55	(0.69)	0.26 (g)	(0.43)	—	—	$27.12	(1.56)%		3.47%	2.70%		(2.65)%	$353	—
Year Ended July 31, 2009	$37.97	(0.93)	(9.49)	(10.42)	—	—	$27.55	(27.44)%		3.14%	2.63%		(1.98)%	$226	—
Year Ended July 31, 2008	$27.26	0.19	10.98	11.17	(0.46)	(0.46)	$37.97	41.33%		2.75%	2.67%		0.60%	$773	—
Year Ended July 31, 2007	$34.84	0.61	(8.19)	(7.58)	—	—	$27.26	(21.76)%		2.95%	2.95%		2.31%	$252	—
March 29, 2006 through
July 31, 2006(e)	$30.00	0.21	4.63	4.84	—	—	$34.84	16.13	%(d)	3.60%	2.95%		1.83%	$336	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

222 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

					Distributions to					Ratios to			Supplemental
		Investment Activities			Shareholders From					Average Net Assets			Data

			Net
			Realized
			and				Net						Net
	Net Asset	Net	Unrealized				Asset					Net	Assets,
	Value,	Investment	Gains	Total from	Net		Value,					Investment	End of	Portfolio
	Beginning	Income	(Losses) on	Investment	Investment	Total	End of	Total		Gross	Net	Income	Period	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Distributions	Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$6.20	(0.03)	0.79	0.76	—	—	$6.96	12.26	%(d)	1.93%	1.73%	(1.13)%	$18,749	188	%(d)
Year Ended July 31, 2010	$5.63	(0.08)	0.65	0.57	— (e)	— (e)	$6.20	10.13%		1.94%	1.71%	(1.12)%	$15,082	800%
Year Ended July 31, 2009	$18.02	0.03	(12.04)	(12.01)	(0.38)	(0.38)	$5.63	(67.23)%		1.92%	1.63%	0.50%	$13,855	1,350%
Year Ended July 31, 2008	$36.99	0.82	(19.52)	(18.70)	(0.27)	(0.27)	$18.02	(50.80)%		1.98%	1.55%	3.54%	$16,348	1,222%
Year Ended July 31, 2007	$42.01	1.00	(5.34)	(4.34)	(0.68)	(0.68)	$36.99	(10.64)%		1.93%	1.57%	2.30%	$2,811	636%
January 1, 2006 through July 31, 2006	$38.34	0.45	3.22	3.67	—	—	$42.01	9.57	%(d)	2.10%	1.58%	1.95%	$5,853	879	%(d)
Year Ended December 31, 2005	$39.39	0.74	(1.47)	(0.73)	(0.32)	(0.32)	$38.34	(1.85)%		2.40%	1.68%	1.97%	$6,176	1,038%
Service Class
Six Months Ended January 31, 2011 (unaudited)	$6.23	(0.07)	0.80	0.73	—	—	$6.96	11.72	%(d)	2.93%	2.73%	(2.13)%	$1,515	188	%(d)
Year Ended July 31, 2010	$5.71	(0.14)	0.66	0.52	—	—	$6.23	9.11%		2.94%	2.71%	(2.12)%	$1,130	800%
Year Ended July 31, 2009	$18.29	(0.03)	(12.24)	(12.27)	(0.31)	(0.31)	$5.71	(67.51)%		2.92%	2.63%	(0.50)%	$1,178	1,350%
Year Ended July 31, 2008	$37.70	0.56	(19.85)	(19.29)	(0.12)	(0.12)	$18.29	(51.30)%		2.98%	2.55%	2.54%	$1,985	1,222%
Year Ended July 31, 2007	$42.67	0.56	(5.47)	(4.91)	(0.06)	(0.06)	$37.70	(11.54)%		2.93%	2.57%	1.30%	$422	636%
January 1, 2006 through July 31, 2006	$39.16	0.22	3.29	3.51	—	—	$42.67	8.96	%(d)	3.10%	2.58%	0.95%	$1,834	879	%(d)
Year Ended December 31, 2005	$40.38	0.36	(1.52)	(1.16)	(0.06)	(0.06)	$39.16	(2.87)%		3.40%	2.68%	0.97%	$1,046	1,038%
Basic Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$35.15	(0.07)	16.12	16.05	—	—	$51.20	45.66	%(d)	1.72%	1.72%	(0.31)%	$39,574	12	%(d)
Year Ended July 31, 2010	$26.88	(0.11)	8.38	8.27	— (e)	— (e)	$35.15	30.78%		1.76%	1.73%	(0.32)%	$25,070	331%
Year Ended July 31, 2009	$62.92	0.09	(35.92)	(35.83)	(0.21)	(0.21)	$26.88	(56.78)%		1.74%	1.74%	0.36%	$31,938	381%
Year Ended July 31, 2008	$55.39	0.42	7.66	8.08	(0.55)	(0.55)	$62.92	14.57%		1.56%	1.56%	0.66%	$78,070	273%
Year Ended July 31, 2007	$39.89	0.69	16.01	16.70	(1.20)	(1.20)	$55.39	42.52%		1.53%	1.53%	1.35%	$47,109	530%
January 1, 2006 through July 31, 2006	$38.58	0.45	0.86	1.31	—	—	$39.89	3.40	%(d)	1.49%	1.49%	1.81%	$13,351	282	%(d)
Year Ended December 31, 2005	$38.01	0.29	0.32	0.61	(0.04)	(0.04)	$38.58	1.61%		1.68%	1.68%	0.79%	$45,056	677%
Service Class
Six Months Ended January 31, 2011 (unaudited)	$34.20	(0.28)	15.67	15.39	—	—	$49.59	44.96	%(d)	2.72%	2.72%	(1.31)%	$5,959	12	%(d)
Year Ended July 31, 2010	$26.41	(0.44)	8.23	7.79	—	—	$34.20	29.53%		2.76%	2.73%	(1.32)%	$3,639	331%
Year Ended July 31, 2009	$61.74	(0.13)	(35.20)	(35.33)	—	—	$26.41	(57.22)%		2.74%	2.74%	(0.64)%	$5,009	381%
Year Ended July 31, 2008	$54.44	(0.20)	7.50	7.30	— (e)	— (e)	$61.74	13.41%		2.56%	2.56%	(0.34)%	$5,108	273%
Year Ended July 31, 2007	$38.84	0.19	15.71	15.90	(0.30)	(0.30)	$54.44	41.10%		2.53%	2.53%	0.35%	$6,321	530%
January 1, 2006 through July 31, 2006	$37.78	0.20	0.86	1.06	—	—	$38.84	2.81	%(d)	2.49%	2.49%	0.81%	$1,870	282	%(d)
Year Ended December 31, 2005	$37.52	(0.08)	0.34	0.26	—	—	$37.78	0.69%		2.68%	2.68%	(0.21)%	$1,222	677%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 223

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

					Distributions to					Ratios to				Supplemental
		Investment Activities			Shareholders From					Average Net Assets				Data

			Net
			Realized
			and				Net							Net
	Net Asset	Net	Unrealized				Asset						Net	Assets,
	Value,	Investment	Gains	Total from	Net		Value,						Investment	End of	Portfolio
	Beginning	Income	(Losses) on	Investment	Investment	Total	End of	Total		Gross	Net		Income	Period	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Distributions	Period	Return		Expenses(b)	Expenses(b)		(Loss)(b)	(000’s)	Rate(c)

Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$49.13	(0.53)	6.55	6.02	—	—	$55.15	12.25	%(d)	2.10%	2.05	%(e)	(1.96)%	$6,542	145	%(d)
Year Ended July 31, 2010	$55.30	(0.93)	(5.24)	(6.17)	—	—	$49.13	(11.16)%		1.92%	1.92%		(1.78)%	$7,700	762%
Year Ended July 31, 2009	$70.12	(0.74)	(14.08)	(14.82)	—	—	$55.30	(21.14)%		1.73%	1.72%		(1.43)%	$14,796	519%
Year Ended July 31, 2008	$51.15	(0.29)	19.26	18.97	—	—	$70.12	37.09%		1.60%	1.55%		(0.54)%	$75,766	373%
Year Ended July 31, 2007	$52.17	(0.13)	(0.89)	(1.02)	—	—	$51.15	(1.96)%		1.56%	1.56%		(0.24)%	$23,912	396%
January 1, 2006 through July 31, 2006	$58.85	(0.13)	(6.55)	(6.68)	—	—	$52.17	(11.35	)%(d)	1.58%	1.58%		(0.40)%	$20,889	255	%(d)
Year Ended December 31, 2005	$46.23	(0.38)	13.00	12.62	—	—	$58.85	27.30%		1.58%	1.58%		(0.73)%	$46,266	724%
Service Class
Six Months Ended January 31, 2011 (unaudited)	$44.57	(0.77)	5.99	5.22	—	—	$49.79	11.71	%(d)	3.10%	3.05	%(e)	(2.96)%	$1,481	145	%(d)
Year Ended July 31, 2010	$50.64	(1.42)	(4.65)	(6.07)	—	—	$44.57	(11.99)%		2.92%	2.92%		(2.78)%	$701	762%
Year Ended July 31, 2009	$64.84	(1.22)	(12.98)	(14.20)	—	—	$50.64	(21.90)%		2.73%	2.72%		(2.43)%	$1,282	519%
Year Ended July 31, 2008	$47.77	(0.80)	17.87	17.07	—	—	$64.84	35.73%		2.60%	2.55%		(1.54)%	$5,049	373%
Year Ended July 31, 2007	$49.21	(0.64)	(0.80)	(1.44)	—	—	$47.77	(2.93)%		2.56%	2.56%		(1.24)%	$685	396%
January 1, 2006 through July 31, 2006	$55.84	(0.43)	(6.20)	(6.63)	—	—	$49.21	(11.87	)%(d)	2.58%	2.58%		(1.40)%	$6,144	255	%(d)
Year Ended December 31, 2005	$44.32	(0.88)	12.40	11.52	—	—	$55.84	25.99%		2.58%	2.58%		(1.73)%	$7,006	724%
Consumer Goods UltraSector ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$32.54	0.01	5.52	5.53	—	—	$38.07	16.99	%(d)	4.33%	1.73%		0.05%	$1,084	356	%(d)
Year Ended July 31, 2010	$27.19	0.11	5.28 (f)	5.39	(0.04)	(0.04)	$32.54	19.82%		2.87%	1.72%		0.36%	$2,417	1,128%
Year Ended July 31, 2009	$34.24	0.09	(6.59)	(6.50)	(0.55)	(0.55)	$27.19	(18.76)%		3.41%	1.63%		0.34%	$5,829	1,093%
Year Ended July 31, 2008	$38.00	0.51	(4.08)	(3.57)	(0.19)	(0.19)	$34.24	(9.46)%		2.47%	1.55%		1.29%	$1,028	993%
Year Ended July 31, 2007	$33.45	0.56	4.55	5.11	(0.56)	(0.56)	$38.00	15.28%		2.22%	1.56%		1.49%	$2,272	1,221%
January 1, 2006 through July 31, 2006	$32.95	0.27	0.23	0.50	—	—	$33.45	1.52	%(d)	2.68%	1.58%		1.39%	$2,399	662	%(d)
Year Ended December 31, 2005	$33.91	0.23	(0.84)	(0.61)	(0.35)	(0.35)	$32.95	(1.80)%		2.61%	1.68%		0.68%	$1,484	754%
Service Class
Six Months Ended January 31, 2011 (unaudited)	$31.84	(0.16)	5.37	5.21	—	—	$37.05	16.36	%(d)	5.33%	2.73%		(0.95)%	$168	356	%(d)
Year Ended July 31, 2010	$26.86	(0.20)	5.18 (f)	4.98	—	—	$31.84	18.54%		3.87%	2.72%		(0.64)%	$729	1,128%
Year Ended July 31, 2009	$33.75	(0.19)	(6.44)	(6.63)	(0.26)	(0.26)	$26.86	(19.52)%		4.41%	2.63%		(0.66)%	$164	1,093%
Year Ended July 31, 2008	$37.63	0.13	(4.01)	(3.88)	—	—	$33.75	(10.33)%		3.47%	2.55%		0.29%	$202	993%
Year Ended July 31, 2007	$32.98	0.20	4.45	4.65	—	—	$37.63	14.13%		3.22%	2.56%		0.49%	$221	1,221%
January 1, 2006 through July 31, 2006	$32.66	0.08	0.24	0.32	—	—	$32.98	0.98	%(d)	3.68%	2.58%		0.39%	$837	662	%(d)
Year Ended December 31, 2005	$33.61	(0.11)	(0.84)	(0.95)	—	—	$32.66	(2.83)%		3.61%	2.68%		(0.32)%	$79	754%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

224 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

											Ratios to			Supplemental
		Investment Activities			Distributions to Shareholders From						Average Net Assets			Data

			Net
			Realized
			and					Net						Net
	Net Asset	Net	Unrealized			Net		Asset					Net	Assets,
	Value,	Investment	Gains	Total from	Net	Realized		Value,					Investment	End of	Portfolio
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total	End of	Total		Gross	Net	Income	Period	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions	Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

Consumer Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$22.57	(0.05)	6.28	6.23	—	—	—	$28.80	27.60	%(d)	2.85%	1.73%	(0.41)%	$2,503	259	%(d)
Year Ended July 31, 2010	$17.41	(0.19)	5.35 (e)	5.16	—	—	—	$22.57	29.64%		2.79%	1.72%	(0.83)%	$2,216	857%
Year Ended July 31, 2009	$23.02	(0.08)	(5.53)	(5.61)	—	—	—	$17.41	(24.37)%		3.69%	1.64%	(0.52)%	$2,211	458%
Year Ended July 31, 2008	$32.54	0.13	(9.18)	(9.05)	(0.47)	—	(0.47)	$23.02	(28.09)%		3.53%	1.55%	0.46%	$1,084	1,327%
Year Ended July 31, 2007	$28.91	0.14	4.88	5.02	(0.06)	(1.33)	(1.39)	$32.54	17.10%		2.48%	1.56%	0.41%	$741	1,138%
January 1, 2006 through July 31, 2006	$31.00	0.05	(2.14)	(2.09)	—	—	—	$28.91	(6.74	)%(d)	5.32%	1.58%	0.29%	$464	861	%(d)
Year Ended December 31, 2005	$33.90	(0.16)	(2.74)	(2.90)	—	—	—	$31.00	(8.55)%		6.20%	1.68%	(0.49)%	$357	1,642%
Service Class
Six Months Ended January 31, 2011 (unaudited)	$21.50	(0.19)	5.98	5.79	—	—	—	$27.29	26.93	%(d)	3.85%	2.73%	(1.41)%	$166	259	%(d)
Year Ended July 31, 2010	$16.74	(0.42)	5.18 (e)	4.76	—	—	—	$21.50	28.43%		3.79%	2.72%	(1.83)%	$251	857%
Year Ended July 31, 2009	$22.35	(0.23)	(5.38)	(5.61)	—	—	—	$16.74	(25.10)%		4.69%	2.64%	(1.52)%	$103	458%
Year Ended July 31, 2008	$31.53	(0.15)	(8.89)	(9.04)	(0.14)	—	(0.14)	$22.35	(28.77)%		4.53%	2.55%	(0.54)%	$316	1,327%
Year Ended July 31, 2007	$28.26	(0.19)	4.79	4.60	—	(1.33)	(1.33)	$31.53	16.00%		3.48%	2.56%	(0.59)%	$137	1,138%
January 1, 2006 through July 31, 2006	$30.46	(0.13)	(2.07)	(2.20)	—	—	—	$28.26	(7.22	)%(d)	6.32%	2.58%	(0.71)%	$697	861	%(d)
Year Ended December 31, 2005	$33.62	(0.47)	(2.69)	(3.16)	—	—	—	$30.46	(9.40)%		7.20%	2.68%	(1.49)%	$42	1,642%
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$6.96	(0.03)	1.19	1.16	—	—	—	$8.12	16.67	%(d)	2.19%	1.73%	(0.83)%	$8,608	218	%(d)
Year Ended July 31, 2010	$5.86	(0.05)	1.15	1.10	—	—	—	$6.96	18.77%		2.11%	1.71%	(0.72)%	$9,630	476%
Year Ended July 31, 2009	$14.85	0.04	(8.93)	(8.89)	(0.10)	—	(0.10)	$5.86	(59.88)%		2.20%	1.62%	0.69%	$10,363	698%
Year Ended July 31, 2008	$28.31	0.31	(13.43)	(13.12)	(0.34)	—	(0.34)	$14.85	(46.76)%		2.02%	1.66%	1.57%	$12,375	761%
Year Ended July 31, 2007	$28.93	0.47	(0.73)	(0.26)	(0.36)	—	(0.36)	$28.31	(1.11)%		1.68%	1.68%	1.45%	$4,574	479%
January 1, 2006 through July 31, 2006	$27.26	0.25	1.42	1.67	—	—	—	$28.93	6.13	%(d)	1.53%	1.53%	1.53%	$6,066	91	%(d)
Year Ended December 31, 2005	$26.09	0.35	0.88	1.23	(0.06)	—	(0.06)	$27.26	4.72%		1.78%	1.68%	1.33%	$49,964	652%
Service Class
Six Months Ended January 31, 2011 (unaudited)	$6.48	(0.06)	1.11	1.05	—	—	—	$7.53	16.20	%(d)	3.19%	2.73%	(1.83)%	$1,023	218	%(d)
Year Ended July 31, 2010	$5.51	(0.12)	1.09	0.97	—	—	—	$6.48	17.60%		3.11%	2.71%	(1.72)%	$968	476%
Year Ended July 31, 2009	$13.96	(0.02)	(8.39)	(8.41)	(0.04)	—	(0.04)	$5.51	(60.26)%		3.20%	2.62%	(0.31)%	$1,508	698%
Year Ended July 31, 2008	$26.73	0.12	(12.70)	(12.58)	(0.19)	—	(0.19)	$13.96	(47.32)%		3.02%	2.66%	0.57%	$2,362	761%
Year Ended July 31, 2007	$27.40	0.17	(0.72)	(0.55)	(0.12)	—	(0.12)	$26.73	(2.07)%		2.68%	2.68%	0.45%	$1,902	479%
January 1, 2006 through July 31, 2006	$25.97	0.09	1.34	1.43	—	—	—	$27.40	5.51	%(d)	2.53%	2.53%	0.53%	$1,021	91	%(d)
Year Ended December 31, 2005	$25.05	0.10	0.82	0.92	—	—	—	$25.97	3.67%		2.78%	2.68%	0.33%	$4,306	652%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 225

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

					Distributions to					Ratios to			Supplemental
		Investment Activities			Shareholders From					Average Net Assets			Data

			Net
			Realized
			and				Net						Net
	Net Asset	Net	Unrealized				Asset					Net	Assets,
	Value,	Investment	Gains	Total from	Net		Value,					Investment	End of	Portfolio
	Beginning	Income	(Losses) on	Investment	Investment	Total	End of	Total		Gross	Net	Income	Period	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Distributions	Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$12.01	(0.02)	2.22	2.20	—	—	$14.21	18.32	%(d)	2.68%	1.73%	(0.23)%	$5,510	266	%(d)
Year Ended July 31, 2010	$11.52	(0.05)	0.54	0.49	—	—	$12.01	4.25%		2.35%	1.71%	(0.40)%	$3,083	674%
Year Ended July 31, 2009	$14.89	0.04	(3.27)	(3.23)	(0.14)	(0.14)	$11.52	(21.63)%		2.27%	1.61%	0.39%	$5,837	1,285%
Year Ended July 31, 2008	$15.92	0.09	(1.04)	(0.95)	(0.08)	(0.08)	$14.89	(6.03)%		1.76%	1.55%	0.58%	$9,463	616%
Year Ended July 31, 2007	$14.99	0.16	0.84	1.00	(0.07)	(0.07)	$15.92	6.67%		1.63%	1.56%	0.96%	$8,710	466%
January 1, 2006 through July 31, 2006	$15.26	0.05	(0.32)	(0.27)	—	—	$14.99	(1.77	)%(d)	1.75%	1.58%	0.57%	$15,616	201	%(d)
Year Ended December 31, 2005	$14.18	0.02	1.06	1.08	—	—	$15.26	7.62%		1.68%	1.68%	0.15%	$11,504	636%
Service Class
Six Months Ended January 31, 2011 (unaudited)	$11.14	(0.08)	2.06	1.98	—	—	$13.12	17.77	%(d)	3.68%	2.73%	(1.23)%	$451	266	%(d)
Year Ended July 31, 2010	$10.79	(0.17)	0.52	0.35	—	—	$11.14	3.24%		3.35%	2.71%	(1.40)%	$363	674%
Year Ended July 31, 2009	$13.90	(0.06)	(3.05)	(3.11)	— (e)	— (e)	$10.79	(22.35)%		3.27%	2.61%	(0.61)%	$1,948	1,285%
Year Ended July 31, 2008	$14.96	(0.06)	(1.00)	(1.06)	—	—	$13.90	(7.09)%		2.76%	2.55%	(0.42)%	$2,253	616%
Year Ended July 31, 2007	$14.16	— (e)	0.81	0.81	(0.01)	(0.01)	$14.96	5.69%		2.63%	2.56%	(0.04)%	$4,595	466%
January 1, 2006 through July 31, 2006	$14.50	(0.03)	(0.31)	(0.34)	—	—	$14.16	(2.34	)%(d)	2.75%	2.58%	(0.43)%	$3,326	201	%(d)
Year Ended December 31, 2005	$13.58	(0.12)	1.04	0.92	—	—	$14.50	6.77%		2.68%	2.68%	(0.85)%	$7,811	636%
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$27.66	(0.12)	9.57	9.45	—	—	$37.11	34.12	%(d)	2.43%	1.73%	(0.72)%	$19,314	186	%(d)
Year Ended July 31, 2010	$20.64	(0.07)	7.09	7.02	—	—	$27.66	34.06%		2.57%	1.72%	(0.27)%	$2,796	914%
Year Ended July 31, 2009	$38.49	0.05	(17.80)	(17.75)	(0.10)	(0.10)	$20.64	(46.08)%		3.74%	1.64%	0.24%	$2,834	379%
Year Ended July 31, 2008	$48.21	0.33	(9.26)	(8.93)	(0.79)	(0.79)	$38.49	(18.82)%		2.18%	1.55%	0.73%	$3,061	433%
Year Ended July 31, 2007	$35.96	0.34	12.20	12.54	(0.29)	(0.29)	$48.21	34.99%		2.12%	1.56%	0.75%	$21,001	900%
January 1, 2006 through July 31, 2006	$36.45	0.16	(0.65)	(0.49)	—	—	$35.96	(1.34	)%(d)	2.44%	1.58%	0.71%	$1,777	665	%(d)
Year Ended December 31, 2005	$35.79	0.06	0.62	0.68	(0.02)	(0.02)	$36.45	1.89%		5.43%	1.68%	0.19%	$2,249	974%
Service Class
Six Months Ended January 31, 2011 (unaudited)	$26.59	(0.28)	9.18	8.90	—	—	$35.49	33.47	%(d)	3.43%	2.73%	(1.72)%	$4,050	186	%(d)
Year Ended July 31, 2010	$20.04	(0.34)	6.89	6.55	—	—	$26.59	32.68%		3.57%	2.72%	(1.27)%	$2,229	914%
Year Ended July 31, 2009	$37.67	(0.15)	(17.42)	(17.57)	(0.06)	(0.06)	$20.04	(46.63)%		4.74%	2.64%	(0.76)%	$359	379%
Year Ended July 31, 2008	$46.85	(0.12)	(9.06)	(9.18)	—	—	$37.67	(19.57)%		3.18%	2.55%	(0.27)%	$126	433%
Year Ended July 31, 2007	$35.04	(0.09)	11.90	11.81	—	—	$46.85	33.70%		3.12%	2.56%	(0.25)%	$1,740	900%
January 1, 2006 through July 31, 2006	$35.74	(0.07)	(0.63)	(0.70)	—	—	$35.04	(1.96	)%(d)	3.44%	2.58%	(0.29)%	$695	665	%(d)
Year Ended December 31, 2005	$35.46	(0.27)	0.55	0.28	—	—	$35.74	0.79%		6.43%	2.68%	(0.81)%	$99	974%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

226 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realised Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Internet UltraSector Profund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$83.13	(0.53)	43.19	42.66	—	(3.86)	(3.86)	$121.93	51.21	%(d)	1.72%	1.72%	(0.92)%	$33.268	107	%(d)
Year Ended July 31, 2010	$60.29	(1.21)	24.05	22.84	—	—	—	$83.13	37.88%		1.78%	1.77%	(1.58)%	$11,827	622%
Year Ended July 31, 2009	$74.85	(0.79)	(13.77)	(14.56)	—	—	—	$60.29	(19.45)%		1.99%	1.94%	(1.60)%	$15,694	1,045%
Year Ended July 31, 2008	$91.63	(0.37)	(16.41)	(16.78)	—	—	—	$74.85	(18.31)%		1.67%	1.67%	(0.42)%	$7,571	403%
Year Ended July 31, 2007	$68.43	(0.12)	24.46	24.34	(1.14)	—	(1.14)	$91.63	35.68%		1.53%	1.53%	(0.13)%	$18,799	468%
January 1, 2006 through July 31, 2006	$87.78	1.02	(20.37)	(19.35)	—	—	—	$68.43	(22.04	)%(d)	1.51%	1.51%	2.06%	$16,902	215	%(d)
Year Ended December 31, 2005	$80.29	(0.51)	8.00	7.49	—	—	—	$87.78	9.33%		1.52%	1.52%	(0.70)%	$55,133	568%
Service Class
Six Months Ended January 31, 2011 (unaudited)	$75.18	(1.04)	39.08	38.04	—	(3.86)	(3.86)	$109.36	50.45	%(d)	2.72%	2.72%	(1.92)%	$2,610	107	%(d)
Year Ended July 31, 2010	$55.06	(1.90)	22.02	20.12	—	—	—	$75.18	36.56%		2.78%	2.77%	(2.58)%	$732	622%
Year Ended July 31, 2009	$69.04	(1.25)	(12.73)	(13.98)	—	—	—	$55.06	(20.24)%		2.99%	2.94%	(2.60)%	$1,929	1,045%
Year Ended July 31, 2008	$85.35	(1.21)	(15.10)	(16.31)	—	—	—	$69.04	(19.12)%		2.67%	2.67%	(1.42)%	$483	403%
Year Ended July 31, 2007	$63.75	(0.94)	22.80	21.86	(0.26)	—	(0.26)	$85.35	34.32)%		2.53%	2.53%	(1.13)%	$1,097	468%
January 1, 2006 through July 31, 2006	$82.26	0.55	(19.06)	(18.51)	—	—	—	$63.75	(22.50	)%(d)	2.51%	2.51%	1.06%	$1,192	215	%(d)
Year Ended December 31, 2005	$75.98	(1.23)	7.51	6.28	—	—	—	$82.26	8.27%		2.52%	2.52%	(1.70)%	$4,618	568%
Mobile Telecommunications
UltraSector ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$2.34	(0.02)	0.26	0.24	—	—	—	$2.58	10.26	%(d)	2.60%	1.73%	(1.65)%	$2,587	242	%(d)
Year Ended July 31, 2010	$2.05	(0.03)	0.32 (e)	0.29	—	—	—	$2.34	14.15%		2.48%	1.72%	(1.56)%	$3,737	1,338%
Year Ended July 31, 2009	$7.84	(0.04)	(5.75)	(5.79)	—	—	—	$2.05	(73.85)%		2.50%	1.64%	(1.31)%	$2,981	1,773%
Year Ended July 31, 2008	$22.65	(0.01)	(14.74)	(14.75)	(0.06)	—	(0.06)	$7.84	(65.24)%		1.92%	1.55%	(0.09)%	$5,630	1,101%
Year Ended July 31, 2007	$18.87	0.04	3.75	3.79	(0.01)	—	(0.01)	$22.65	20.09%		1.56%	1.56%	0.20%	$17,526	731%
January 1, 2006 through July 31, 2006	$19.59	0.02	(0.74)	(0.72)	—	—	—	$18.87	(3.72	)%(d)	1.56%	1.56%	0.19%	$12,587	317	%(d)
Year Ended December 31, 2005	$18.07	0.04	1.81	1.85	—	(0.33)	(0.33)	$19.59	10.26%		1.50%	1.50%	1.23%	$20,352	520%
Service Class
Six Months Ended January 31, 2011 (unaudited)	$2.11	(0.03)	0.23	0.20	—	—	—	$2.31	9.48	%(d)	3.60%	2.73%	(2.65)%	$322	242	%(d)
Year Ended July 31, 2010	$1.86	(0.05)	0.30 (e)	0.25	—	—	—	$2.11	13.44%		3.48%	2.72%	(2.56)%	$168	1,338%
Year Ended July 31, 2009	$7.20	(0.06)	(5.28)	(5.34)	—	—	—	$1.86	(74.17)%		3.50%	2.64%	(2.31)%	$191	1,773%
Year Ended July 31, 2008	$20.94	(0.12)	(13.62)	(13.74)	—	—	—	$7.20	(65.60)%		2.92%	2.55%	(1.09)%	$444	1,101%
Year Ended July 31, 2007	$17.61	(0.14)	3.47	3.33	—	—	—	$20.94	18.85%		2.56%	2.56%	(0.80)%	$1,116	731%
January 1, 2006 through July 31, 2006	$18.39	(0.09)	(0.69)	(0.78)	—	—	—	$17.61	(4.24	)%(d)	2.56%	2.56%	(0.81)%	$2,015	317	%(d)
Year Ended December 31, 2005	$17.14	(0.14)	1.72	1.58	—	(0.33)	(0.33)	$18.39	9.18%		2.50%	2.50%	(0.77)%	$2,935	520%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 227

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

											Ratios to			Supplemental
		Investment Activities			Distributions to Shareholders From						Average Net Assets			Data

			Net
			Realized
			and					Net						Net
	Net Asset	Net	Unrealized			Net		Asset					Net	Assets,
	Value,	Investment	Gains	Total from	Net	Realized		Value,					Investment	End of	Portfolio
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total	End of	Total		Gross	Net	Income	Period	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions	Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

Oil & Gas UltraSector ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$27.35	(0.08)	15.72	15.64	—	—	—	$42.99	57.18	%(d)	1.71%	1.71%	(0.47)%	$88,986	6	%(d)
Year Ended July 31, 2010	$26.79	(0.07)	0.63	0.56	—	—	—	$27.35	2.09%		1.69%	1.69%	(0.23)%	$36,182	81%
Year Ended July 31, 2009	$52.85	(0.01)	(26.05)	(26.06)	— (e)	—	— (e)	$26.79	(49.30)%		1.65%	1.65%	(0.04)%	$47,547	36%
Year Ended July 31, 2008	$51.96	0.21	2.36	2.57	(0.08)	(1.60)	(1.68)	$52.85	4.76%		1.50%	1.50%	0.38%	$122,187	102%
Year Ended July 31, 2007	$40.72	0.39	10.92	11.31	(0.07)	—	(0.07)	$51.96	27.82%		1.45%	1.45%	0.91%	$182,861	265%
January 1, 2006 through July 31, 2006	$32.74	0.17	7.81	7.98	—	—	—	$40.72	24.37	%(d)	1.42%	1.42%	0.80%	$145,885	230	%(d)
Year Ended December 31, 2005	$22.41	0.14	10.19	10.33	—	—	—	$32.74	46.10%		1.43%	1.43%	0.45%	$115,214	352%
Service Class
Six Months Ended January 31, 2011 (unaudited)	$24.77	(0.23)	14.20	13.97	—	—	—	$38.74	56.40	%(d)	2.71%	2.71%	(1.47)%	$5,234	6	%(d)
Year Ended July 31, 2010	$24.50	(0.34)	0.61	0.27	—	—	—	$24.77	1.06%		2.69%	2.69%	(1.23)%	$3,121	81%
Year Ended July 31, 2009	$48.82	(0.28)	(24.04)	(24.32)	—	—	—	$24.50	(49.80)%		2.65%	2.65%	(1.04)%	$4,275	36%
Year Ended July 31, 2008	$48.54	(0.32)	2.20	1.88	—	(1.60)	(1.60)	$48.82	3.68%		2.50%	2.50%	(0.62)%	$12,623	102%
Year Ended July 31, 2007	$38.34	— (e)	10.20	10.20	—	—	—	$48.54	26.60%		2.45%	2.45%	(0.09)%	$14,588	265%
January 1, 2006 through July 31, 2006	$31.01	(0.03)	7.36	7.33	—	—	—	$38.34	23.64	%(d)	2.42%	2.42%	(0.20)%	$19,980	230	%(d)
Year Ended December 31, 2005	$21.43	(0.15)	9.73	9.58	—	—	—	$31.01	44.70%		2.43%	2.43%	(0.55)%	$13,899	352%
Oil Equipment, Services &
Distribution UltraSector ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$14.30	(0.09)	10.80	10.71	—	—	—	$25.01	74.90	%(d)	1.82%	1.71%	(0.93)%	$36,300	142	%(d)
Year Ended July 31, 2010	$13.09	(0.15)	1.36	1.21	—	—	—	$14.30	9.24%		1.86%	1.80%	(0.98)%	$12,342	749%
Year Ended July 31, 2009	$43.23	(0.10)	(30.04)	(30.14)	—	—	—	$13.09	(69.72)%		1.85%	1.78%	(0.72)%	$15,621	589%
Year Ended July 31, 2008	$38.89	(0.06)	5.17	5.11	(0.01)	(0.76)	(0.77)	$43.23	13.38%		1.54%	1.53%	(0.14)%	$41,679	431%
Year Ended July 31, 2007	$29.65	0.04	9.27	9.31	(0.07)	—	(0.07)	$38.89	31.49%		1.64%	1.64%	0.12%	$51,490	943%
June 5, 2006 through July 31, 2006(f)	$30.00	(0.01)	(0.34)	(0.35)	—	—	—	$29.65	(1.17	)%(d)	2.85%	1.95%	(0.31)%	$4,664	160	%(d)
Service Class
Six Months Ended January 31, 2011 (unaudited)	$13.75	(0.18)	10.36	10.18	—	—	—	$23.93	74.04	%(d)	2.82%	2.71%	(1.93)%	$3,800	142	%(d)
Year Ended July 31, 2010	$12.71	(0.31)	1.35	1.04	—	—	—	$13.75	8.18%		2.86%	2.80%	(1.98)%	$1,704	749%
Year Ended July 31, 2009	$42.37	(0.26)	(29.40)	(29.66)	—	—	—	$12.71	(70.00)%		2.85%	2.78%	(1.72)%	$2,495	589%
Year Ended July 31, 2008	$38.52	(0.47)	5.08	4.61	—	(0.76)	(0.76)	$42.37	12.21%		2.54%	2.53%	(1.14)%	$4,146	431%
Year Ended July 31, 2007	$29.61	(0.26)	9.17	8.91	—	—	—	$38.52	30.09%		2.64%	2.64%	(0.88)%	$5,868	943%
June 5, 2006 through July 31, 2006(f)	$30.00	(0.06)	(0.33)	(0.39)	—	—	—	$29.61	(1.30	)%(d)	3.85%	2.95%	(1.31)%	$959	160	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Period from commencement of operations.

See accompanying notes to the financial statements.

228 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$7.48	0.03	0.79	0.82	(0.09)	—	(0.09)	$8.21	10.88	%(d)	3.00%	1.73%	0.71%	$2,024	350	%(d)
Year Ended July 31, 2010	$6.89	0.04	0.55	0.59	— (e)	—	— (e)	$7.48	8.59%		2.50%	1.72%	0.49%	$1,733	922%
Year Ended July 31, 2009	$8.12	0.04	(1.16)	(1.12)	(0.11)	—	(0.11)	$6.89	(13.80)%		2.50%	1.64%	0.59%	$7,525	1,046%
Year Ended July 31, 2008	$9.94	0.16	(1.63)	(1.47)	(0.35)	—	(0.35)	$8.12	(15.55)%		2.02%	1.55%	1.71%	$4,491	643%
Year Ended July 31, 2007	$9.95	0.19	0.01	0.20	(0.21)	—	(0.21)	$9.94	1.87%		1.59%	1.56%	1.78%	$7,513	489%
January 1, 2006 through July 31, 2006	$9.02	0.09	0.84	0.93	—	—	—	$9.95	10.30	%(d)	1.61%	1.49%	1.58%	$24,395	339	%(d)
Year Ended December 31, 2005	$9.77	0.11	(0.81)	(0.70)	(0.05)	—	(0.05)	$9.02	(7.06)%		1.68%	1.68%	1.27%	$14,175	576%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$7.11	(0.01)	0.74	0.73	—	—	—	$7.84	10.27	%(d)	4.00%	2.73%	(0.29)%	$223	350	%(d)
Year Ended July 31, 2010	$6.61	(0.04)	0.54	0.50	—	—	—	$7.11	7.56%		3.49%	2.71%	(0.50)%	$184	922%
Year Ended July 31, 2009	$7.82	(0.02)	(1.13)	(1.15)	(0.06)	—	(0.06)	$6.61	(14.66)%		3.50%	2.64%	(0.41)%	$173	1,046%
Year Ended July 31, 2008	$9.49	0.07	(1.59)	(1.52)	(0.15)	—	(0.15)	$7.82	(16.35)%		3.02%	2.55%	0.71%	$405	643%
Year Ended July 31, 2007	$9.48	0.09	— (e)	0.09	(0.08)	—	(0.08)	$9.49	0.86%		2.59%	2.56%	0.78%	$603	489%
January 1, 2006 through July 31, 2006	$8.64	0.03	0.81	0.84	—	—	—	$9.48	9.72	%(d)	2.61%	2.49%	0.58%	$4,720	339	%(d)
Year Ended December 31, 2005	$9.39	0.03	(0.78)	(0.75)	—	—	—	$8.64	(8.09)%		2.68%	2.68%	0.27%	$1,817	576%
Precious Metals UltraSector ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$32.19	(0.31)	7.94	7.63	—	—	—	$39.82	23.70	%(d)	1.66%	1.66%	(1.52)%	$54,252	698	%(d)
Year Ended July 31, 2010	$27.06	(0.49)	5.62	5.13	—	—	—	$32.19	18.96%		1.63%	1.63%	(1.54)%	$51,063	1,300	%(f)
Year Ended July 31, 2009	$43.96	(0.20)	(16.52)	(16.72)	(0.18)	—	(0.18)	$27.06	(37.93)%		1.61%	1.61%	(0.89)%	$58,982	—
Year Ended July 31, 2008	$43.35	1.04	3.55	4.59	(0.43)	(3.55)	(3.98)	$43.96	10.64%		1.46%	1.46%	2.10%	$100,099	—
Year Ended July 31, 2007	$45.10	1.62	(1.08)	0.54	(2.29)	—	(2.29)	$43.35	1.47%		1.36%	1.36%	4.04%	$90,037	—
January 1, 2006 through July 31, 2006	$41.47	0.96	2.67	3.63	—	—	—	$45.10	8.75	%(d)	1.36%	1.36%	3.59%	$132,144	—
Year Ended December 31, 2005	$29.99	0.57	10.91	11.48	—	—	—	$41.47	38.28%		1.44%	1.44%	1.90%	$112,978	—
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$30.53	(0.50)	7.55	7.05	—	—	—	$37.58	23.05	%(d)	2.66%	2.66%	(2.52)%	$9,916	698	%(d)
Year Ended July 31, 2010	$25.92	(0.79)	5.40	4.61	—	—	—	$30.53	17.82%		2.63%	2.63%	(2.54)%	$10,906	1,300	%(f)
Year Ended July 31, 2009	$42.17	(0.43)	(15.82)	(16.25)	—	—	—	$25.92	(38.53)%		2.61%	2.61%	(1.89)%	$8,416	—
Year Ended July 31, 2008	$41.75	0.58	3.39	3.97	—	(3.55)	(3.55)	$42.17	9.57%		2.46%	2.46%	1.10%	$46,678	—
Year Ended July 31, 2007	$43.36	1.23	(1.10)	0.13	(1.74)	—	(1.74)	$41.75	0.48%		2.36%	2.36%	3.04%	$88,210	—
January 1, 2006 through July 31, 2006	$40.10	0.70	2.56	3.26	—	—	—	$43.36	8.13	%(d)	2.36%	2.36%	2.59%	$71,638	—
Year Ended December 31, 2005	$29.28	0.26	10.56	10.82	—	—	—	$40.10	36.95%		2.44%	2.44%	0.90%	$27,410	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Real Estate UltraSector ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$18.75	(0.15)	4.00	3.85	(0.06)	(0.06)	$22.54	20.60	%(d)	1.81%	1.73%	(1.45)%	$31,735	90	%(d)
Year Ended July 31, 2010	$10.94	0.17	7.72	7.89	(0.08)	(0.08)	$18.75	72.18%		1.84%	1.72%	1.07%	$23,289	469%
Year Ended July 31, 2009	$33.45	0.09	(22.45)	(22.36)	(0.15)	(0.15)	$10.94	(66.88)%		1.95%	1.74%	0.70%	$6,519	426%
Year Ended July 31, 2008	$42.72	(0.18)	(7.92)	(8.10)	(1.17)	(1.17)	$33.45	(19.58)%		1.78%	1.78%	(0.44)%	$18,740	776%
Year Ended July 31, 2007	$46.71	1.08	(4.07)	(2.99)	(1.00)	(1.00)	$42.72	(6.82)%		1.55%	1.55%	1.95%	$27,340	382%
January 1, 2006 through July 31, 2006	$38.28	1.17	7.26	8.43	—	—	$46.71	21.99	%(d)	1.70%	1.58%	4.54%	$80,827	678	%(d)
Year Ended December 31, 2005	$36.39	0.23	2.61	2.84	(0.95)	(0.95)	$38.28	7.82%		1.73%	1.73%	0.62%	$8,797	1,411%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$18.89	(0.25)	4.01	3.76	(0.02)	(0.02)	$22.63	19.95	%(d)	2.81%	2.73%	(2.45)%	$2,857	90	%(d)
Year Ended July 31, 2010	$11.07	0.01	7.81	7.82	—	—	$18.89	70.64%		2.84%	2.72%	0.07%	$3,770	469%
Year Ended July 31, 2009	$33.75	(0.05)	(22.63)	(22.68)	—	—	$11.07	(67.20)%		2.95%	2.74%	(0.30)%	$779	426%
Year Ended July 31, 2008	$43.33	(0.57)	(8.05)	(8.62)	(0.96)	(0.96)	$33.75	(20.41)%		2.78%	2.78%	(1.44)%	$1,834	776%
Year Ended July 31, 2007	$47.41	0.52	(4.11)	(3.59)	(0.49)	(0.49)	$43.33	(7.81)%		2.55%	2.55%	0.95%	$1,452	382%
January 1, 2006 through July 31, 2006	$39.06	0.91	7.44	8.35	—	—	$47.41	21.38	%(d)	2.70%	2.58%	3.54%	$7,652	678	%(d)
Year Ended December 31, 2005	$37.28	(0.15)	2.69	2.54	(0.76)	(0.76)	$39.06	6.76%		2.73%	2.73%	(0.38)%	$2,029	1,411%
Semiconductor UltraSector ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$11.81	(0.03)	4.30	4.27	—	—	$16.08	36.16	%(d)	1.95%	1.73%	(0.47)%	$20,326	198	%(d)
Year Ended July 31, 2010	$10.71	(0.06)	1.16 (e)	1.10	—	—	$11.81	10.27%		1.94%	1.71%	(0.50)%	$12,321	888%
Year Ended July 31, 2009	$13.35	(0.01)	(2.61)	(2.62)	(0.02)	(0.02)	$10.71	(19.56)%		2.22%	1.64%	(0.12)%	$14,923	1,045%
Year Ended July 31, 2008	$20.38	0.06	(6.98)	(6.92)	(0.11)	(0.11)	$13.35	(34.11)%		1.77%	1.55%	0.33%	$9,022	597%
Year Ended July 31, 2007	$15.63	0.07	4.71	4.78	(0.03)	(0.03)	$20.38	30.63%		1.64%	1.57%	0.35%	$24,220	654%
January 1, 2006 through July 31, 2006	$20.80	0.03	(5.20)	(5.17)	—	—	$15.63	(24.86	)%(d)	1.58%	1.58%	0.23%	$12,967	504	%(d)
Year Ended December 31, 2005	$18.71	(0.06)	2.15	2.09	—	—	$20.80	11.17%		1.58%	1.58%	(0.30)%	$30,313	681%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$10.78	(0.09)	3.90	3.81	—	—	$14.59	35.34	%(d)	2.95%	2.73%	(1.47)%	$1,111	198	%(d)
Year Ended July 31, 2010	$9.87	(0.17)	1.08 (e)	0.91	—	—	$10.78	9.22%		2.94%	2.71%	(1.50)%	$467	888%
Year Ended July 31, 2009	$12.39	(0.08)	(2.44)	(2.52)	—	—	$9.87	(20.34)%		3.22%	2.64%	(1.12)%	$1,092	1,045%
Year Ended July 31, 2008	$18.99	(0.11)	(6.49)	(6.60)	—	—	$12.39	(34.76)%		2.77%	2.55%	(0.67)%	$404	597%
Year Ended July 31, 2007	$14.68	(0.11)	4.42	4.31	—	—	$18.99	29.36%		2.64%	2.57%	(0.65)%	$639	654%
January 1, 2006 through July 31, 2006	$19.66	(0.08)	(4.90)	(4.98)	—	—	$14.68	(25.37	)%(d)	2.58%	2.58%	(0.77)%	$1,526	504	%(d)
Year Ended December 31, 2005	$17.86	(0.25)	2.05	1.80	—	—	$19.66	10.13%		2.58%	2.58%	(1.30)%	$2,191	681%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

230 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Technology UltraSector ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$24.96	(0.15)	7.89	7.74	—	—	—	$32.70	31.01	%(d)	1.97%	1.73%	(1.02)%		$16,272	86	%(d)
Year Ended July 31, 2010	$20.94	(0.27)	4.29	4.02	—	—	—	$24.96	19.20%		2.07%	1.71%	(1.09)%		$7,514	467%
Year Ended July 31, 2009	$26.27	(0.14)	(5.19)	(5.33)	—	—	—	$20.94	(20.29)%		2.36%	1.64%	(0.81)%		$11,962	785%
Year Ended July 31, 2008	$31.76	— (e)	(5.42)	(5.42)	(0.07)	—	(0.07)	$26.27	(17.13)%		1.82%	1.55%	—	%(f)	$7,538	383%
Year Ended July 31, 2007	$22.79	0.05	8.92	8.97	—	—	—	$31.76	39.36%		1.70%	1.56%	0.17%		$19,337	493%
January 1, 2006 through July 31, 2006	$26.58	— (e)	(3.79)	(3.79)	—	—	—	$22.79	(14.26	)%(d)	1.66%	1.58%	—	%(f)	$6,105	170	%(d)
Year Ended December 31, 2005	$26.62	(0.12)	0.15	0.03	(0.07)	—	(0.07)	$26.58	0.12%		1.76%	1.68%	(0.45)%		$17,955	634%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$23.04	(0.28)	7.28	7.00	—	—	—	$30.04	30.38	%(d)	2.97%	2.73%	(2.02)%		$3,422	86	%(d)
Year Ended July 31, 2010	$19.53	(0.50)	4.01	3.51	—	—	—	$23.04	17.97%		3.07%	2.71%	(2.09)%		$2,661	467%
Year Ended July 31, 2009	$24.73	(0.28)	(4.92)	(5.20)	—	—	—	$19.53	(21.03)%		3.36%	2.64%	(1.81)%		$1,831	785%
Year Ended July 31, 2008	$30.15	(0.29)	(5.13)	(5.42)	—	—	—	$24.73	(17.98)%		2.82%	2.55%	(1.00)%		$570	383%
Year Ended July 31, 2007	$21.85	(0.23)	8.53	8.30	—	—	—	$30.15	37.99%		2.70%	2.56%	(0.83)%		$1,177	493%
January 1, 2006 through July 31, 2006	$25.64	(0.15)	(3.64)	(3.79)	—	—	—	$21.85	(14.78	)%(d)	2.66%	2.58%	(1.00)%		$523	170	%(d)
Year Ended December 31, 2005	$25.88	(0.36)	0.12	(0.24)	—	—	—	$25.64	(0.93)%		2.76%	2.68%	(1.45)%		$514	634%
Telecommunications UltraSector ProFund
Investor Class
Six Months Ended
January 31, 2011 (unaudited)	$11.28	0.16	2.27	2.43	(0.60)	—	(0.60)	$13.11	21.36	%(d)	2.42%	1.73%	2.52%		$3,417	298	%(d)
Year Ended July 31, 2010	$10.64	0.35	0.42 (g)	0.77	(0.13)	—	(0.13)	$11.28	7.20%		2.96%	1.72%	3.26%		$1,771	1,716%
Year Ended July 31, 2009	$14.76	0.23	(4.23)	(4.00)	(0.12)	—	(0.12)	$10.64	(27.09)%		2.87%	1.77%	2.15%		$1,699	1,384%
Year Ended July 31, 2008	$31.42	0.37	(10.01)	(9.64)	(0.98)	(6.04)	(7.02)	$14.76	(38.06)%		1.84%	1.78%	1.40%		$4,091	237%
Year Ended July 31, 2007	$22.50	0.64	8.49	9.13	(0.21)	—	(0.21)	$31.42	40.71%		1.50%	1.50%	2.28%		$53,726	402%
January 1, 2006 through July 31, 2006	$17.97	0.38	4.15	4.53	—	—	—	$22.50	25.14	%(d)	1.63%	1.58%	3.08%		$8,695	593	%(d)
Year Ended December 31, 2005	$20.84	0.38	(2.66)	(2.28)	(0.59)	—	(0.59)	$17.97	(10.93)%		2.68%	1.68%	1.99%		$2,131	1,212%
Service Class
Six Months Ended
January 31, 2011 (unaudited)	$10.74	0.10	2.15	2.25	(0.44)	—	(0.44)	$12.55	20.78	%(d)	3.42%	2.73%	1.52%		$324	298	%(d)
Year Ended July 31, 2010	$10.17	0.25	0.39 (g)	0.64	(0.07)	—	(0.07)	$10.74	6.29%		3.96%	2.72%	2.26%		$702	1,716%
Year Ended July 31, 2009	$14.10	0.13	(4.06)	(3.93)	—	—	—	$10.17	(27.87)%		3.87%	2.77%	1.15%		$211	1,384%
Year Ended July 31, 2008	$29.72	0.14	(9.57)	(9.43)	(0.15)	(6.04)	(6.19)	$14.10	(38.62)%		2.84%	2.78%	0.40%		$286	237%
Year Ended July 31, 2007	$21.43	0.39	8.01	8.40	(0.11)	—	(0.11)	$29.72	39.26%		2.50%	2.50%	1.28%		$1,716	402%
January 1, 2006 through July 31, 2006	$17.21	0.26	3.96	4.22	—	—	—	$21.43	24.52	%(d)	2.63%	2.58%	2.08%		$1,945	593	%(d)
Year Ended December 31, 2005	$20.07	0.20	(2.59)	(2.39)	(0.47)	—	(0.47)	$17.21	(11.94)%		3.68%	2.68%	0.99%		$287	1,212%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Amount is less than 0.005%.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 231

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

											Ratios to			Supplemental
		Investment Activities			Distributions to Shareholders From						Average Net Assets			Data

			Net
			Realized
			and					Net						Net
	Net Asset	Net	Unrealized			Net		Asset					Net	Assets,
	Value,	Investment	Gains	Total from	Net	Realized		Value,					Investment	End of	Portfolio
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total	End of	Total		Gross	Net	Income	Period	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions	Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$16.79	0.14	1.84	1.98	(0.48)	—	(0.48)	$18.29	11.83	%(d)	1.89%	1.73%	1.54%	$7,915	165	%(d)
Year Ended July 31, 2010	$15.15	0.16	1.57	1.73	(0.09)	—	(0.09)	$16.79	11.38%		2.10%	1.79%	1.01%	$16,728	1,120%
Year Ended July 31, 2009	$24.41	0.22	(9.06)	(8.84)	(0.42)	—	(0.42)	$15.15	(36.14)%		1.90%	1.86%	1.38%	$9,449	779%
Year Ended July 31, 2008	$24.96	0.37	(0.85)	(0.48)	(0.07)	—	(0.07)	$24.41	(1.97)%		1.62%	1.62%	1.37%	$29,165	595%
Year Ended July 31, 2007	$22.21	0.55	3.20	3.75	(0.30)	(0.70)	(1.00)	$24.96	17.04%		1.49%	1.49%	2.19%	$40,717	293%
January 1, 2006 through July 31, 2006	$19.86	0.21	2.14	2.35	—	—	—	$22.21	11.83	%(d)	1.61%	1.61%	1.74%	$81,230	261	%(d)
Year Ended December 31, 2005	$16.85	0.35	2.66	3.01	—	—	—	$19.86	17.86%		1.48%	1.48%	1.81%	$31,795	615%
Service Class
Six Months Ended January 31, 2011 (unaudited)	$15.98	0.05	1.75	1.80	(0.22)	—	(0.22)	$17.56	11.28	%(d)	2.89%	2.73%	0.54%	$1,184	165	%(d)
Year Ended July 31, 2010	$14.49	0.01	1.48	1.49	—	—	—	$15.98	10.28%		3.10%	2.79%	0.01%	$1,717	1,120%
Year Ended July 31, 2009	$23.08	0.07	(8.55)	(8.48)	(0.11)	—	(0.11)	$14.49	(36.72)%		2.90%	2.86%	0.38%	$963	779%
Year Ended July 31, 2008	$23.78	0.12	(0.82)	(0.70)	—	—	—	$23.08	(2.94)%		2.62%	2.62%	0.37%	$3,054	595%
Year Ended July 31, 2007	$21.18	0.31	3.03	3.34	(0.04)	(0.70)	(0.74)	$23.78	15.85%		2.49%	2.49%	1.19%	$4,622	293%
January 1, 2006 through July 31, 2006	$19.05	0.09	2.04	2.13	—	—	—	$21.18	11.12	%(d)	2.61%	2.61%	0.74%	$12,292	261	%(d)
Year Ended December 31, 2005	$16.34	0.16	2.55	2.71	—	—	—	$19.05	16.65%		2.48%	2.48%	0.81%	$8,894	615%
Short Oil & Gas ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$13.23	(0.10)	(3.76)	(3.86)	—	—	—	$9.37	(29.18	)%(d)	2.34%	1.73%	(1.56)%	$2,717	—
Year Ended July 31, 2010	$15.00	(0.22)	(1.55)	(1.77)	—	—	—	$13.23	(11.80)%		2.07%	1.75%	(1.63)%	$99,034	—
Year Ended July 31, 2009	$17.04	(0.13)	(0.79)	(0.92)	(1.12)	—	(1.12)	$15.00	(6.48)%		2.01%	1.66%	(0.71)%	$6,196	—
Year Ended July 31, 2008	$19.30	0.32	(2.25)	(1.93)	(0.33)	—	(0.33)	$17.04	(9.94)%		1.62%	1.57%	1.85%	$28,676	—
Year Ended July 31, 2007	$24.38	0.83	(4.39)	(3.56)	(1.52)	—	(1.52)	$19.30	(15.42)%		1.81%	1.74%	3.59%	$14,947	—
January 1, 2006 through July 31, 2006	$28.70	0.55	(4.87)	(4.32)	—	—	—	$24.38	(15.05	)%(d)	1.38%	1.38%	3.57%	$26,214	—
Year Ended December 31, 2005	$30.00	0.19	0.63	0.82	(0.35)	(1.77)	(2.12)	$28.70	2.71	%(d)	1.92%	1.92%	2.00%	$6,458	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$13.63	(0.16)	(3.88)	(4.04)	—	—	—	$9.59	(29.59	)%(d)	3.34%	2.73%	(2.56)%	$6	—
Year Ended July 31, 2010	$15.57	(0.35)	(1.59)	(1.94)	—	—	—	$13.63	(12.52)%		3.01%	2.69%	(2.57)%	$7	—
Year Ended July 31, 2009	$17.19	(0.33)	(0.87)	(1.20)	(0.42)	—	(0.42)	$15.57	(7.39)%		3.01%	2.66%	(1.71)%	$32	—
Year Ended July 31, 2008	$19.32	0.15	(2.24)	(2.09)	(0.04)	—	(0.04)	$17.19	(10.79)%		2.62%	2.57%	0.85%	$2,602	—
Year Ended July 31, 2007	$24.25	0.60	(4.38)	(3.78)	(1.15)	—	(1.15)	$19.32	(16.25)%		2.81%	2.74%	2.59%	$606	—
January 1, 2006 through July 31, 2006	$28.71	0.39	(4.85)	(4.46)	—	—	—	$24.25	(15.53	)%(d)	2.38%	2.38%	2.57%	$5,632	—
Year Ended December 31, 2005	$30.00	0.10	0.62	0.72	(0.24)	(1.77)	(2.01)	$28.71	2.39	%(d)	2.92%	2.92%	1.00%	$1,380	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

232 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

											Ratios to				Supplemental
		Investment Activities			Distributions to Shareholders From						Average Net Assets				Data

			Net
			Realized
			and					Net							Net
	Net Asset	Net	Unrealized			Net		Asset						Net	Assets,
	Value,	Investment	Gains	Total from	Net	Realized		Value,						Investment	End of	Portfolio
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total	End of	Total		Gross	Net		Income	Period	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions	Period	Return		Expenses(b)	Expenses(b)		(Loss)(b)	(000’s)	Rate(c)

Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$7.91	(0.05)	(1.37)	(1.42)	—	—	—	$6.49	(17.95	)%(d)	1.95%	1.73%		(1.59)%	$$15,907	—
Year Ended July 31, 2010	$10.81	(0.15)	(2.75)	(2.90)	—	—	—	$7.91	(26.83)%		1.98%	1.88%		(1.79)%	$23,232	—
Year Ended July 31, 2009	$18.55	(0.19)	(7.24)	(7.43)	(0.31)	—	(0.31)	$10.81	(40.60)%		1.86%	1.86%		(1.19)%	$7,640	—
Year Ended July 31, 2008	$25.93	0.39	(6.05)	(5.66)	(1.72)	—	(1.72)	$18.55	(22.30)%		1.55%	1.55%		2.00%	$31,869	—
Year Ended July 31, 2007	$28.10	1.13	(2.93)	(1.80)	(0.37)	—	(0.37)	$25.93	(6.47)%		1.41%	1.41%		3.95%	$9,546	—
January 9, 2006 through July 31, 2006(e)	$30.00	0.52	(2.42)	(1.90)	—	—	—	$28.10	(6.33	)%(d)	1.81%	1.81%		3.23%	$25,326	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$8.50	(0.09)	(1.47)	(1.56)	—	—	—	$6.94	(18.35	)%(d)	2.95%	2.73%		(2.59)%	$915	—
Year Ended July 31, 2010	$11.71	(0.24)	(2.97)	(3.21)	—	—	—	$8.50	(27.41)%		2.85%	2.75%		(2.66)%	$114	—
Year Ended July 31, 2009	$19.87	(0.36)	(7.80)	(8.16)	—	—	—	$11.71	(41.07)%		2.86%	2.86%		(2.19)%	$579	—
Year Ended July 31, 2008	$25.85	0.18	(6.16)	(5.98)	—	—	—	$19.87	(23.13)%		2.55%	2.55%		1.00%	$582	—
Year Ended July 31, 2007	$27.93	0.84	(2.92)	(2.08)	—	—	—	$25.85	(7.45)%		2.41%	2.41%		2.95%	$630	—
January 9, 2006 through July 31, 2006(e)	$30.00	0.36	(2.43)	(2.07)	—	—	—	$27.93	(6.90	)%(d)	2.81%	2.81%		2.23%	$4,607	—
Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$9.25	(0.08)	(1.36)	(1.44)	—	—	—	$7.81	(15.57	)%(d)	2.12%	2.09%		(1.95)%	$4,832	—
Year Ended July 31, 2010	$15.96	(0.18)	(6.51)	(6.69)	—	(0.02)	(0.02)	$9.25	(41.94)%		1.77%	1.77	%(f)	(1.67)%	$19,170	1,298	%(g)
Year Ended July 31, 2009	$25.98	(0.23)	(7.85)	(8.08)	—	(1.94)	(1.94)	$15.96	(33.86)%		1.68%	1.68%		(0.94)%	$27,945	—
Year Ended July 31, 2008	$26.92	0.55	(0.57)	(0.02)	(0.92)	—	(0.92)	$25.98	(0.17)%		1.53%	1.53%		2.08%	$78,191	—
Year Ended July 31, 2007	$26.37	0.89	0.56	1.45	(0.90)	—	(0.90)	$26.92	6.16%		1.49%	1.49%		3.78%	$126,197	—
January 1, 2006 through July 31, 2006	$30.02	0.56	(4.21)	(3.65)	—	—	—	$26.37	(12.16	)%(d)	1.39%	1.39%		3.48%	$98,834	—
September 12, 2005 through
December 31, 2005(e)	$30.00	0.23	(0.06)	0.17	(0.15)	—	(0.15)	$30.02	0.55	%(d)	1.63%	1.63%		2.37%	$56,929	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$9.02	(0.13)	(1.31)	(1.44)	—	—	—	$7.58	(15.96	)%(d)	3.12%	3.09%		(2.95)%	$1,530	—
Year Ended July 31, 2010	$15.71	(0.30)	(6.37)	(6.67)	—	(0.02)	(0.02)	$9.02	(42.48)%		2.73%	2.73	%(f)	(2.63)%	$288	1,298	%(g)
Year Ended July 31, 2009	$25.84	(0.47)	(7.72)	(8.19)	—	(1.94)	(1.94)	$15.71	(34.49)%		2.67%	2.67%		(1.93)%	$1,202	—
Year Ended July 31, 2008	$26.80	0.28	(0.56)	(0.28)	(0.68)	—	(0.68)	$25.84	(1.14)%		2.53%	2.53%		1.08%	$6,447	—
Year Ended July 31, 2007	$26.23	0.66	0.56	1.22	(0.65)	—	(0.65)	$26.80	5.12%		2.49%	2.49%		2.78%	$18,037	—
January 1, 2006 through July 31, 2006	$30.03	0.40	(4.20)	(3.80)	—	—	—	$26.23	(12.65	)%(d)	2.39%	2.39%		2.48%	$7,493	—
September 12, 2005 through
December 31, 2005(e)	$30.00	0.13	(0.05)	0.08	(0.05)	—	(0.05)	$30.03	0.26	%(d)	2.63%	2.63%		1.37%	$5,102	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.
(g)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

Financial Highlights :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$36.10	0.11	(3.93)	(3.82)	(0.09)	—	(0.09)	$32.19	(10.63	)%(d)	1.40%	1.40%	0.60%	$20,060	3,916	%(d)
Year Ended July 31, 2010	$33.61	0.28	2.55	2.83	(0.34)	—	(0.34)	$36.10	8.61%		1.37%	1.37%	0.85%	$43,263	4,717%
Year Ended July 31, 2009	$31.78	0.57	1.60	2.17	(0.34)	—	(0.34)	$33.61	6.71%		1.34%	1.34%	1.66%	$29,648	1,755%
Year Ended July 31, 2008	$30.22	0.87	2.06	2.93	(0.83)	(0.54)	(1.37)	$31.78	9.74%		1.25%	1.25%	2.76%	$16,362	1,104%
Year Ended July 31, 2007	$29.45	1.14	0.76	1.90	(1.13)	—	(1.13)	$30.22	6.47%		1.22%	1.22%	3.72%	$60,988	1,124%
January 1, 2006 through July 31, 2006	$33.56	0.65	(4.12)	(3.47)	(0.64)	—	(0.64)	$29.45	(10.35	)%(d)	1.21%	1.19%	3.69%	$60,862	924	%(d)
Year Ended December 31, 2005	$31.63	0.93	1.94	2.87	(0.94)	—	(0.94)	$33.56	9.12%		1.23%	1.23%	2.79%	$60,810	3,724%
Service Class
Six Months Ended January 31, 2011 (unaudited)	$35.84	(0.07)	(3.90)	(3.97)	—	—	—	$31.87	(11.08	)%(d)	2.40%	2.40%	(0.40)%	$3,846	3,916	%(d)
Year Ended July 31, 2010	$33.41	(0.04)	2.53	2.49	(0.06)	—	(0.06)	$35.84	7.48%		2.37%	2.37%	(0.15)%	$10,323	4,717%
Year Ended July 31, 2009	$31.63	0.21	1.61	1.82	(0.04)	—	(0.04)	$33.41	5.74%		2.34%	2.34%	0.66%	$3,331	1,755%
Year Ended July 31, 2008	$30.09	0.55	2.04	2.59	(0.51)	(0.54)	(1.05)	$31.63	8.63%		2.25%	2.25%	1.76%	$5,439	1,104%
Year Ended July 31, 2007	$29.34	0.83	0.74	1.57	(0.82)	—	(0.82)	$30.09	5.36%		2.22%	2.22%	2.72%	$15,522	1,124%
January 1, 2006 through July 31, 2006	$33.42	0.47	(4.09)	(3.62)	(0.46)	—	(0.46)	$29.34	(10.85	)%(d)	2.21%	2.19%	2.69%	$8,963	924	%(d)
Year Ended December 31, 2005	$31.52	0.60	1.93	2.53	(0.63)	—	(0.63)	$33.42	8.06%		2.23%	2.23%	1.79%	$18,580	3,724%
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$22.06	(0.17)	0.35	0.18	—	—	—	$22.24	0.82	%(d)	1.69%	1.69%	(1.56)%	$50,537	698	%(d)
Year Ended July 31, 2010	$24.53	(0.37)	(2.10)	(2.47)	—	—	—	$22.06	(10.07)%		1.64%	1.64%	(1.55)%	$61,111	1,300	%(e)
Year Ended July 31, 2009	$27.49	(0.31)	(2.62)	(2.93)	(0.03)	—	(0.03)	$24.53	(10.67)%		1.63%	1.63%	(1.26)%	$63,256	—
Year Ended July 31, 2008	$31.64	0.30	(2.52)	(2.22)	(1.93)	—	(1.93)	$27.49	(7.24)%		1.72%	1.72%	1.07%	$35,028	—
Year Ended July 31, 2007	$31.58	1.14	(0.85)	0.29	(0.23)	—	(0.23)	$31.64	0.93%		1.58%	1.58%	3.66%	$13,194	—
January 1, 2006 through July 31, 2006	$29.73	0.57	1.28	1.85	—	—	—	$31.58	6.22	%(d)	1.46%	1.46%	3.18%	$11,975	—
January 10, 2005 through December 31, 2005(f)	$30.00	0.43	(0.38)	0.05	(0.32)	—	(0.32)	$29.73	0.16	%(d)	1.74%	1.74%	1.49%	$12,314	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$22.53	(0.28)	0.34	0.06	—	—	—	$22.59	0.27	%(d)	2.69%	2.69%	(2.56)%	$1,596	698	%(d)
Year Ended July 31, 2010	$25.32	(0.61)	(2.18)	(2.79)	—	—	—	$22.53	(11.02)%		2.64%	2.64%	(2.55)%	$2,745	1,300	%(e)
Year Ended July 31, 2009	$28.62	(0.58)	(2.72)	(3.30)	—	—	—	$25.32	(11.53)%		2.63%	2.63%	(2.26)%	$244	—
Year Ended July 31, 2008	$31.30	0.01	(2.55)	(2.54)	(0.14)	—	(0.14)	$28.62	(8.16)%		2.72%	2.72%	0.07%	$6,006	—
Year Ended July 31, 2007	$31.45	0.83	(0.86)	(0.03)	(0.12)	—	(0.12)	$31.30	(0.06)%		2.58%	2.58%	2.66%	$250	—
January 1, 2006 through July 31, 2006	$29.77	0.39	1.29	1.68	—	—	—	$31.45	5.64	%(d)	2.46%	2.46%	2.18%	$839	—
January 10, 2005 through December 31, 2005(f)	$30.00	0.14	(0.37)	(0.23)	—	—	—	$29.77	(0.77	)%(d)	2.74%	2.74%	0.49%	$1,205	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(f)	Period from commencement of operations.

See accompanying notes to the financial statements.

234 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$12.13	(0.09)	0.95	0.86	—	—	—	$12.99	7.09	%(d)	1.61%	1.61%	(1.48)%	$333,629	698	%(d)
Year Ended July 31, 2010	$14.50	(0.21)	(2.16)	(2.37)	—	—	—	$12.13	(16.34)%		1.58%	1.58%	(1.49)%	$203,468	1,300	%(e)
Year Ended July 31, 2009	$17.87	(0.17)	(3.12)	(3.29)	(0.08)	—	(0.08)	$14.50	(18.26)%		1.64%	1.64%	(1.16)%	$205,547	—
Year Ended July 31, 2008	$20.42	0.35	(2.17)	(1.82)	(0.73)	—	(0.73)	$17.87	(9.04)%		1.51%	1.51%	1.87%	$176,917	—
Year Ended July 31, 2007	$21.92	0.78	(0.92)	(0.14)	(1.36)	—	(1.36)	$20.42	(0.40)%		1.46%	1.46%	3.79%	$147,556	—
January 1, 2006 through July 31, 2006	$19.12	0.40	2.40	2.80	—	—	—	$21.92	14.64	%(d)	1.43%	1.43%	3.26%	$353,592	—
Year Ended December 31, 2005	$21.09	0.32	(1.91)	(1.59)	(0.38)	—	(0.38)	$19.12	(7.53)%		1.43%	1.43%	1.64%	$369,835	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$11.76	(0.15)	0.92	0.77	—	—	—	$12.53	6.46	%(d)	2.61%	2.61%	(2.48)%	$19,023	698	%(d)
Year Ended July 31, 2010	$14.20	(0.34)	(2.10)	(2.44)	—	—	—	$11.76	(17.11)%		2.58%	2.58%	(2.49)%	$8,582	1,300	%(e)
Year Ended July 31, 2009	$17.56	(0.31)	(3.05)	(3.36)	—	—	—	$14.20	(19.13)%		2.64%	2.64%	(2.16)%	$9,571	—
Year Ended July 31, 2008	$19.90	0.17	(2.13)	(1.96)	(0.38)	—	(0.38)	$17.56	(9.93)%		2.51%	2.51%	0.87%	$9,456	—
Year Ended July 31, 2007	$21.37	0.58	(0.92)	(0.34)	(1.13)	—	(1.13)	$19.90	(1.43)%		2.46%	2.46%	2.79%	$12,920	—
January 1, 2006 through July 31, 2006	$18.75	0.28	2.34	2.62	—	—	—	$21.37	13.97	%(d)	2.43%	2.43%	2.26%	$38,900	—
Year Ended December 31, 2005	$20.63	0.13	(1.87)	(1.74)	(0.14)	—	(0.14)	$18.75	(8.44)%		2.43%	2.43%	0.64%	$34,335	—
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$27.83	(0.21)	(1.54)	(1.75)	—	—	—	$26.08	(6.29	)%(d)	1.65%	1.65%	(1.53)%	$18,323	698	%(d)
Year Ended July 31, 2010	$27.59	(0.41)	0.76	0.35	—	(0.11)	(0.11)	$27.83	1.29%		1.55%	1.55%	(1.45)%	$26,540	1,300	%(e)
Year Ended July 31, 2009	$26.94	(0.23)	0.89	0.66	—	(0.01)	(0.01)	$27.59	2.44%		1.70%	1.58%	(0.78)%	$12,468	—
Year Ended July 31, 2008	$30.25	0.50	(2.96)	(2.46)	(0.85)	—	(0.85)	$26.94	(8.28)%		1.71%	1.51%	1.78%	$20,034	—
Year Ended July 31, 2007	$31.47	1.17	(1.24)	(0.07)	(1.15)	—	(1.15)	$30.25	(0.26)%		1.76%	1.48%	3.74%	$10,757	—
January 1, 2006 through July 31, 2006	$32.74	0.57	(1.84)	(1.27)	—	—	—	$31.47	(3.85	)%(d)	1.68%	1.68%	3.07%	$25,034	—
February 17, 2005 through December 31, 2005(f)	$30.00	0.57	2.62	3.19	(0.25)	(0.20)	(0.45)	$32.74	10.60	%(d)	1.44%	1.37%	2.05%	$59,147	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$27.11	(0.34)	(1.49)	(1.83)	—	—	—	$25.28	(6.75	)%(d)	2.65%	2.65%	(2.53)%	$2,443	698	%(d)
Year Ended July 31, 2010	$27.15	(0.68)	0.75	0.07	—	(0.11)	(0.11)	$27.11	0.27%		2.55%	2.55%	(2.45)%	$1,535	1,300	%(e)
Year Ended July 31, 2009	$26.76	(0.52)	0.92	0.40	—	(0.01)	(0.01)	$27.15	1.49%		2.70%	2.58%	(1.78)%	$5,463	—
Year Ended July 31, 2008	$30.05	0.22	(2.96)	(2.74)	(0.55)	—	(0.55)	$26.76	(9.21)%		2.71%	2.51%	0.78%	$7,690	—
Year Ended July 31, 2007	$31.28	0.86	(1.22)	(0.36)	(0.87)	—	(0.87)	$30.05	(1.18)%		2.76%	2.48%	2.74%	$2,146	—
January 1, 2006 through July 31, 2006	$32.71	0.38	(1.81)	(1.43)	—	—	—	$31.28	(4.37	)%(d)	2.68%	2.68%	2.07%	$2,572	—
February 17, 2005 through December 31, 2005(f)	$30.00	0.30	2.61	2.91	—	(0.20)	(0.20)	$32.71	9.69	%(d)	2.44%	2.37%	1.05%	$443	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(f)	Period from commencement of operations.

See accompanying notes to the financial statements.

Financial Highlights :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2011 (unaudited)	$25.95	(0.21)	1.23	1.02	(3.01)	—	(3.01)	$23.96	4.20	%(d)	1.86%	1.75%	(1.61)%	$19,679	—
Year Ended July 31, 2010	$27.41	(0.44)	(1.02)	(1.46)	—	—	—	$25.95	(5.33)%		1.73%	1.70%	(1.63)%	$20,290	1,298	%(e)
Year Ended July 31, 2009	$31.36	(0.38)	(2.02)	(2.40)	(1.55)	—	(1.55)	$27.41	(7.51)%		1.88%	1.88%	(1.40)%	$40,733	—
Year Ended July 31, 2008	$30.31	0.69	2.85	3.54	(0.43)	(2.06)	(2.49)	$31.36	12.23%		1.49%	1.49%	2.20%	$33,443	—
Year Ended July 31, 2007	$29.18	1.12	1.00	2.12	(0.99)	—	(0.99)	$30.31	7.41%		1.43%	1.43%	3.80%	$100,038	—
January 1, 2006 through July 31, 2006	$27.21	0.55	1.42	1.97	—	—	—	$29.18	7.24	%(d)	1.50%	1.50%	3.29%	$84,232	—
February 17, 2005 through December 31, 2005(f)	$30.00	0.39	(2.83)	(2.44)	(0.35)	—	(0.35)	$27.21	(8.14	)%(d)	2.13%	1.88%	1.59%	$16,645	—
Service Class
Six Months Ended January 31, 2011 (unaudited)	$25.72	(0.34)	1.25	0.91	(2.50)	—	(2.50)	$24.13	3.72	%(d)	2.85%	2.74%	(2.60)%	$494	—
Year Ended July 31, 2010	$27.45	(0.71)	(1.02)	(1.73)	—	—	—	$25.72	(6.30)%		2.73%	2.70%	(2.63)%	$372	1,298	%(e)
Year Ended July 31, 2009	$31.15	(0.65)	(2.01)	(2.66)	(1.04)	—	(1.04)	$27.45	(8.42)%		2.88%	2.88%	(2.40)%	$971	—
Year Ended July 31, 2008	$30.09	0.38	2.83	3.21	(0.09)	(2.06)	(2.15)	$31.15	11.07%		2.49%	2.49%	1.20%	$1,782	—
Year Ended July 31, 2007	$28.94	0.83	0.98	1.81	(0.66)	—	(0.66)	$30.09	6.35%		2.43%	2.43%	2.80%	$4,156	—
January 1, 2006 through July 31, 2006	$27.15	0.38	1.41	1.79	—	—	—	$28.94	6.59	%(d)	2.50%	2.50%	2.29%	$3,487	—
February 17, 2005 through December 31, 2005(f)	$30.00	0.16	(2.83)	(2.67)	(0.18)	—	(0.18)	$27.15	(8.90	)%(d)	3.13%	2.88%	0.59%	$3,607	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.
(f)	Period from commencement of operations.

See accompanying notes to the financial statements.

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Notes to Financial Statements (unaudited) :: 239

1.   Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: the Investor Class and the Service Class.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds. However, based on experience, the ProFunds expect any risk of loss to be remote.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Registered Shares (“GRSs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. A NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GRSs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur a dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund also may be required to pay a premium, which would increase the cost of the security sold. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

240 :: Notes to Financial Statements (unaudited)

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. For the period ended January 31, 2011, there were no short sale transactions.

When-Issued Securities

Each ProFund may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund’s records. As of January 31, 2011, the ProFunds did not hold any when-issued securities.

Foreign Currency Transactions

Each ProFund, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in, or receive revenues in, foreign currencies. The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund’s investment objective. Options held during the period ended January 31, 2011, were used as a hedge to limit each ProFund’s market exposure. All other derivative instruments held during the period ended January 31, 2011, gained exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

The notional amount of the open derivative positions relative to each ProFund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period for each respective ProFund.

The following is a description of the derivative instruments utilized by the ProFunds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The ProFunds use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Notes to Financial Statements (unaudited) :: 241

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. During the period ended January 31, 2011, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. During the period ended January31, 2011, the ProFunds did not write options.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFunds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. A ProFund will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

Swap Agreements

The ProFunds may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund. The ProFunds use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

242 :: Notes to Financial Statements (unaudited)

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. Pursuant to valuation procedures approved by the Board of Trustees, the net amount of the excess, if any, of each ProFund’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund’s custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund on the notional amount, as well as any trading spreads the ProFunds may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements”.

Some ProFunds may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity (“short” the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the ProFunds may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap tables included in the Schedules of Portfolio Investments. A ProFund will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at January 31, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Notes to Financial Statements (unaudited) :: 243

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the Funds’ Statements of Assets and Liabilities as of January 31, 2011:

	Assets			Liabilities

Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts

Equity Risk Exposure:
Bull ProFund	$354,508	$–	$–	$–	$181,672	$–
Mid-Cap ProFund	651,793	–	–	–	113,912	–
Small-Cap ProFund	11,830	–	–	–	336,595	–
NASDAQ-100 ProFund	161,101	–	–	–	577,298	–
Europe 30 ProFund	5,474	–	–	–	–	–
UltraBull ProFund	403,602	–	–	–	434,972	–
UltraMid-Cap ProFund	653,045	–	–	–	789,192	–
UltraSmall-Cap ProFund	354,900	–	–	–	2,277,175	–
UltraDow 30 ProFund	21,214	–	–	–	231,541	–
UltraNASDAQ-100 ProFund	444,310	–	–	–	4,430,844	–
UltraInternational ProFund	185,571	–	–	–	1,113,158	–
UltraEmerging Markets ProFund	–	–	–	–	963,213	–
UltraLatin America ProFund	–	–	–	–	515,234	–
UltraChina ProFund	–	–	–	474,187	–	–
UltraJapan ProFund	38,359	–	–	–	80,782	–
Bear ProFund	463	266,427	–	–	–	–
Short Small-Cap ProFund	–	186,798	–	4,477	–	–
Short NASDAQ-100 ProFund	13,297	166,046	–	–	–	–
UltraBear ProFund	25,740	1,510,065	–	–	–	–
UltraShort Mid-Cap ProFund	–	33,727	–	8,288	–	–
UltraShort Small-Cap ProFund	–	1,615,421	–	14,923	–	–
UltraShort Dow 30 ProFund	–	94,115	–	46,192	–	–
UltraShort NASDAQ-100 ProFund	1,120	982,693	–	–	–	–
UltraShort International ProFund	–	237,699	–	176,773	–	–
UltraShort Emerging Markets ProFund	–	293,719	–	–	–	–
UltraShort Latin America ProFund	–	28,733	–	–	–	–
UltraShort China ProFund	–	57,727	–	–	–	–
UltraShort Japan ProFund	90,552	13,455	–	–	–	–
Banks UltraSector ProFund	–	–	–	–	115,354	–
Basic Materials UltraSector ProFund	–	628,348	–	–	–	–
Biotechnology UltraSector ProFund	–	–	–	–	111,548	–
Consumer Goods UltraSector ProFund	–	–	–	–	18,537	–
Consumer Services UltraSector ProFund	–	–	–	–	38,231	–
Financials UltraSector ProFund	–	–	–	–	32,924	–
Health Care UltraSector ProFund	–	–	–	–	66,390	–
Industrials UltraSector ProFund	–	–	–	–	23,138	–
Internet UltraSector ProFund	–	–	–	–	28,403	–
Mobile Telecommunications UltraSector ProFund	–	17,431	–	–	–	–
Oil & Gas UltraSector ProFund	–	2,270,759	–	–	–	–
Oil Equipment, Services & Distribution UltraSector ProFund	–	1,727,105	–	–	–	–
Pharmaceuticals UltraSector ProFund	–	–	–	–	42,598	–
Precious Metals UltraSector ProFund	–	480,609	–	–	–	–
Real Estate UltraSector ProFund	–	514,048	–	–	–	–
Semiconductor UltraSector ProFund	–	–	–	–	77,553	–
Technology UltraSector ProFund	–	–	–	–	36,293	–
Telecommunications UltraSector ProFund	–	–	–	–	31,387	–
Utilities UltraSector ProFund	–	–	–	–	89,555	–
Short Oil & Gas ProFund	–	–	–	–	36,620	–
Short Precious Metals ProFund	–	–	–	–	146,366	–
Short Real Estate ProFund	–	–	–	–	164,094	–

244 :: Notes to Financial Statements (unaudited)

	Assets			Liabilities

Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts

Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	$–	$–	$330,444	$88,429	$–	$3,047,713
Falling U.S. Dollar ProFund	7,092	–	487,698	–	–	9,905
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	–	428,649	–	33,991	10,827	–
Rising Rates Opportunity 10 ProFund	74,044	–	–	–	276,347	–
Rising Rates Opportunity ProFund	74,495	–	–	–	4,067,719	–

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Funds’ Statements of Operations for the period ended January 31, 2011:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations				Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations

Fund	Net Realized Gain (Loss) on Investments*	Net Realized Gain (Loss) on Futures Contracts	Net Realized Gain (Loss) on Swap Agreements	Net Realized Gain (Loss) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments

Equity Risk Exposure:
Bull ProFund	$–	$839,674	$3,244,181	$–	$206,270
Mid-Cap ProFund	–	2,004,144	2,072,549	–	581,691
Small-Cap ProFund	–	4,333	3,456,838	–	11,153
NASDAQ-100 ProFund	–	1,288,099	6,606,582	–	(77,945)
Europe 30 ProFund	–	12,849	–	–	6,604
UltraBull ProFund	–	4,785,118	15,983,244	–	850,465
UltraMid-Cap ProFund	–	4,472,937	11,336,737	–	(51,909)
UltraSmall-Cap ProFund	–	727,627	15,017,926	–	(740,554)
UltraDow 30 ProFund	–	55,355	3,028,466	–	(123,557)
UltraNASDAQ-100 ProFund	–	2,677,980	34,758,055	–	(2,503,381)
UltraInternational ProFund	–	584,604	5,812,912	–	(929,393)
UltraEmerging Markets ProFund	–	–	6,952,659	–	(1,165,011)
UltraLatin America ProFund	–	–	7,273,500	–	(945,213)
UltraChina ProFund	–	–	3,262,490	–	(488,764)
UltraJapan ProFund	–	2,426,471	136,410	–	(339,347)
Bear ProFund	–	(2,918,132)	(11,821,703)	–	431,403
Short Small-Cap ProFund	–	(240,349)	(6,186,197)	–	206,778
Short NASDAQ-100 ProFund	–	(323,420)	(3,297,383)	–	91,116
UltraBear ProFund	–	(1,462,375)	(24,899,929)	–	1,535,249
UltraShort Mid-Cap ProFund	–	(306,835)	(1,249,548)	–	55,953
UltraShort Small-Cap ProFund	–	(699,146)	(12,842,676)	–	1,768,075
UltraShort Dow 30 ProFund	–	(429,438)	(2,088,535)	–	69,095
UltraShort NASDAQ-100 ProFund	–	(623,691)	(15,655,813)	–	1,206,792
UltraShort International ProFund	–	(553,678)	(4,566,420)	–	140,930
UltraShort Emerging Markets ProFund	–	–	(3,293,267)	–	327,215
UltraShort Latin America ProFund	–	–	(1,420,936)	–	99,106
UltraShort China ProFund	–	–	(1,389,494)	–	74,518
UltraShort Japan ProFund	(4,949)	(836,731)	(1,477,887)	–	(200,709)
Banks UltraSector ProFund	–	–	828,997	–	76,610
Basic Materials UltraSector ProFund	–	–	5,024,557	–	829,096
Biotechnology UltraSector ProFund	–	–	535,177	–	(90,054)
Consumer Goods UltraSector ProFund	–	–	89,024	–	13,544
Consumer Services UltraSector ProFund	–	–	557,136	–	(28,477)
Financials UltraSector ProFund	–	–	514,792	–	30,559
Health Care UltraSector ProFund	–	–	423,753	–	(70,258)

Notes to Financial Statements (unaudited) :: 245

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations				Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations

Fund	Net Realized Gain (Loss) on Investments*	Net Realized Gain (Loss) on Futures Contracts	Net Realized Gain (Loss) on Swap Agreements	Net Realized Gain (Loss) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments

Industrials UltraSector ProFund	$–	$–	$972,339	$–	$(16,812)
Internet UltraSector ProFund	–	–	4,586,329	–	163,882
Mobile Telecommunications
UltraSector ProFund	–	–	117,970	–	70,717
Oil & Gas UltraSector ProFund	–	–	9,106,705	–	2,534,998
Oil Equipment, Services & Distribution
UltraSector ProFund	–	–	4,323,421	–	1,711,914
Pharmaceuticals UltraSector ProFund	–	–	191,471	–	(44,965)
Precious Metals UltraSector ProFund	–	–	12,212,577	–	2,339,428
Real Estate UltraSector ProFund	–	–	1,742,207	–	670,274
Semiconductor UltraSector ProFund	–	–	1,423,055	–	479,337
Technology UltraSector ProFund	–	–	1,321,028	–	107,057
Telecommunications UltraSector ProFund	–	–	484,464	–	(55,986)
Utilities UltraSector ProFund	–	–	481,646	–	365,525
Short Oil & Gas ProFund	–	–	(4,349,231)	–	213,598
Short Precious Metals ProFund	–	–	(2,897,354)	–	331,612
Short Real Estate ProFund	–	–	(2,588,323)	–	197,242
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	–	(324,937)	–	(1,858,455)	(2,422,278)
Falling U.S. Dollar ProFund	–	167,701	–	442,251	278,146
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	–	271,784	(5,274,980)	–	986,054
Rising Rates Opportunity 10 ProFund	(915)	(219,345)	(187,470)	–	862,925
Rising Rates Opportunity ProFund	(3,659)	(340,455)	15,540,956	–	9,048,985

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one ProFund, or jointly with an affiliate, are allocated among the respective ProFunds and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

246 :: Notes to Financial Statements (unaudited)

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNASDAQ-100 ProFund, UltraJapan ProFund, Bear ProFund, UltraBear ProFund and UltraShort NASDAQ-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as “Fees paid indirectly.”

3.   Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical assets
•	Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3–significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Certain fixed-income securities may be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Notes to Financial Statements (unaudited) :: 247

A summary of the valuations as of January 31, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total

	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

Bull ProFund
Common Stocks	$12,764,533	$–	$–	$–	$12,764,533	$–
Rights/Warrants	3	–	–	–	3	–
Repurchase Agreements	–	–	20,972,000	–	20,972,000	–
Futures Contracts	–	354,508	–	–	–	354,508
Swap Agreements	–	–	–	(181,672)	–	(181,672)

Total	$12,764,536	$354,508	$20,972,000	$(181,672)	$33,736,536	$172,836

Mid-Cap ProFund
Common Stocks	$11,842,898	$–	$–	$–	$11,842,898	$–
Repurchase Agreements	–	–	25,176,000	–	25,176,000	–
Futures Contracts	–	651,793	–	–	–	651,793
Swap Agreements	–	–	–	(113,912)	–	(113,912)

Total	$11,842,898	$651,793	$25,176,000	$(113,912)	$37,018,898	$537,881

Small-Cap ProFund
Common Stocks	$8,832,446	$–	$–	$–	$8,832,446	$–
Corporate Bonds	–	–	244	–	244	–
Repurchase Agreements	–	–	17,728,000	–	17,728,000	–
Futures Contracts	–	11,830	–	–	–	11,830
Swap Agreements	–	–	–	(336,595)	–	(336,595)

Total	$8,832,446	$11,830	$17,728,244	$(336,595)	$26,560,690	$(324,765)

NASDAQ-100 ProFund
Common Stocks	$16,976,105	$–	$–	$–	$16,976,105	$–
Repurchase Agreements	–	–	41,126,000	–	41,126,000	–
Futures Contracts	–	161,101	–	–	–	161,101
Swap Agreements	–	–	–	(577,298)	–	(577,298)

Total	$16,976,105	$161,101	$41,126,000	$(577,298)	$58,102,105	$(416,197)

Large-Cap Value ProFund
Common Stocks	$31,521,721	$–	$–	$–	$31,521,721	$–
Rights/Warrants	14	–	–	–	14	–

Total	$31,521,735	$–	$–	$–	$31,521,735	$–

Large-Cap Growth ProFund
Common Stocks	$16,096,567	$–	$–	$–	$16,096,567	$–
Repurchase Agreements	–	–	277,000	–	277,000	–

Total	$16,096,567	$–	$277,000	$–	$16,373,567	$–

Mid-Cap Value ProFund
Common Stocks	$22,775,511	$–	$–	$–	$22,775,511	$–
Repurchase Agreements	–	–	106,000	–	106,000	–

Total	$22,775,511	$–	$106,000	$–	$22,881,511	$–

Mid-Cap Growth ProFund
Common Stocks	$24,621,664	$–	$–	$–	$24,621,664	$–
Repurchase Agreements	–	–	43,000	–	43,000	–

Total	$24,621,664	$–	$43,000	$–	$24,664,664	$–

Small-Cap Value ProFund
Common Stocks	$14,564,415	$–	$–	$–	$14,564,415	$–

Total	$14,564,415	$–	$–	$–	$14,564,415	$–

Small-Cap Growth ProFund
Common Stocks	$23,160,341	$–	$–	$–	$23,160,341	$–

Total	$23,160,341	$–	$–	$–	$23,160,341	$–

248 :: Notes to Financial Statements (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total

	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

Europe 30 ProFund
Common Stocks	$26,198,212	$–	$–	$–	$26,198,212	$–
Repurchase Agreements	–	–	140,000	–	140,000	–
Futures Contracts	–	5,474	–	–	–	5,474

Total	$26,198,212	$5,474	$140,000	$–	$26,338,212	$5,474

UltraBull ProFund
Common Stocks	$34,646,534	$–	$–	$–	$34,646,534	$–
Rights/Warrants	3	–	–	–	3	–
Repurchase Agreements	–	–	61,808,000	–	61,808,000	–
Futures Contracts	–	403,602	–	–	–	403,602
Swap Agreements	–	–	–	(434,972)	–	(434,972)

Total	$34,646,537	$403,602	$61,808,000	$(434,972)	$96,454,537	$(31,370)

UltraMid-Cap ProFund
Common Stocks	$29,029,542	$–	$–	$–	$29,029,542	$–
Repurchase Agreements	–	–	38,430,000	–	38,430,000	–
Futures Contracts	–	653,045	–	–	–	653,045
Swap Agreements	–	–	–	(789,192)	–	(789,192)

Total	$29,029,542	$653,045	$38,430,000	$(789,192)	$67,459,542	$(136,147)

UltraSmall-Cap ProFund
Common Stocks	$16,452,604	$–	$–	$–	$16,452,604	$–
Corporate Bonds	–	–	549	–	549	–
Repurchase Agreements	–	–	71,880,000	–	71,880,000	–
Futures Contracts	–	354,900	–	–	–	354,900
Swap Agreements	–	–	–	(2,277,175)	–	(2,277,175)

Total	$16,452,604	$354,900	$71,880,549	$(2,277,175)	$88,333,153	$(1,922,275)

UltraDow 30 ProFund
Common Stocks	$6,842,903	$–	$–	$–	$6,842,903	$–
Repurchase Agreements	–	–	11,568,000	–	11,568,000	–
Futures Contracts	–	21,214	–	–	–	21,214
Swap Agreements	–	–	–	(231,541)	–	(231,541)

Total	$6,842,903	$21,214	$11,568,000	$(231,541)	$18,410,903	$(210,327)

UltraNASDAQ-100 ProFund
Common Stocks	$84,088,872	$–	$–	$–	$84,088,872	$–
Repurchase Agreements	–	–	76,158,000	–	76,158,000	–
Futures Contracts	–	444,310	–	–	–	444,310
Swap Agreements	–	–	–	(4,430,844)	–	(4,430,844)

Total	$84,088,872	$444,310	$76,158,000	$(4,430,844)	$160,246,872	$(3,986,534)

UltraInternational ProFund
Repurchase Agreements	$–	$–	$42,321,000	$–	$42,321,000	$–
Futures Contracts	–	185,571	–	–	–	185,571
Swap Agreements	–	–	–	(1,113,158)	–	(1,113,158)

Total	$–	$185,571	$42,321,000	$(1,113,158)	$42,321,000	$(927,587)

UltraEmerging Markets ProFund
Common Stocks	$36,758,352	$–	$–	$–	$36,758,352	$–
Preferred Stocks	5,480,012	–	–	–	5,480,012	–
Repurchase Agreements	–	–	16,637,000	–	16,637,000	–
Swap Agreements	–	–	–	(963,213)	–	(963,213)

Total	$42,238,364	$–	$16,637,000	$(963,213)	$58,875,364	$(963,213)

UltraLatin America ProFund
Common Stocks	$27,724,884	$–	$–	$–	$27,724,884	$–
Preferred Stocks	7,710,176	–	–	–	7,710,176	–
Repurchase Agreements	–	–	14,071,000	–	14,071,000	–
Swap Agreements	–	–	–	(515,234)	–	(515,234)

Total	$35,435,060	$–	$14,071,000	$(515,234)	$49,506,060	$(515,234)

Notes to Financial Statements (unaudited) :: 249

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total

	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

UltraChina ProFund
Common Stocks	$23,581,512	$–	$–	$–	$23,581,512	$–
Repurchase Agreements	–	–	13,637,000	–	13,637,000	–
Swap Agreements	–	–	–	(474,187)	–	(474,187)

Total	$23,581,512	$–	$13,637,000	$(474,187)	$37,218,512	$(474,187)

UltraJapan ProFund
Repurchase Agreements	$–	$–	$17,867,000	$–	$17,867,000	$–
Futures Contracts	–	38,359	–	–	–	38,359
Swap Agreements	–	–	–	(80,782)	–	(80,782)

Total	$–	$38,359	$17,867,000	$(80,782)	$17,867,000	$(42,423)

Bear ProFund
Repurchase Agreements	$–	$–	$33,826,000	$–	$33,826,000	$–
Futures Contracts	–	463	–	–	–	463
Swap Agreements	–	–	–	266,427	–	266,427

Total	$–	$463	$33,826,000	$266,427	$33,826,000	$266,890

Short Small-Cap ProFund
Repurchase Agreements	$–	$–	$10,628,000	$–	$10,628,000	$–
Futures Contracts	–	(4,477)	–	–	–	(4,477)
Swap Agreements	–	–	–	186,798	–	186,798

Total	$–	$(4,477)	$10,628,000	$186,798	$10,628,000	$182,321

Short NASDAQ-100 ProFund
Repurchase Agreements	$–	$–	$9,435,000	$–	$9,435,000	$–
Futures Contracts	–	13,297	–	–	–	13,297
Swap Agreements	–	–	–	166,046	–	166,046

Total	$–	$13,297	$9,435,000	$166,046	$9,435,000	$179,343

UltraBear ProFund
Repurchase Agreements	$–	$–	$43,775,000	$–	$43,775,000	$–
Futures Contracts	–	25,740	–	–	–	25,740
Swap Agreements	–	–	–	1,510,065	–	1,510,065

Total	$–	$25,740	$43,775,000	$1,510,065	$43,775,000	$1,535,805

UltraShort Mid-Cap ProFund
Repurchase Agreements	$–	$–	$1,852,000	$–	$1,852,000	$–
Futures Contracts	–	(8,288)	–	–	–	(8,288)
Swap Agreements	–	–	–	33,727	–	33,727

Total	$–	$(8,288)	$1,852,000	$33,727	$1,852,000	$25,439

UltraShort Small-Cap ProFund
Repurchase Agreements	$–	$–	$22,331,000	$–	$22,331,000	$–
Futures Contracts	–	(14,923)	–	–	–	(14,923)
Swap Agreements	–	–	–	1,615,421	–	1,615,421

Total	$–	$(14,923)	$22,331,000	$1,615,421	$22,331,000	$1,600,498

UltraShort Dow 30 ProFund
Repurchase Agreements	$–	$–	$9,304,000	$–	$9,304,000	$–
Futures Contracts	–	(46,192)	–	–	–	(46,192)
Swap Agreements	–	–	–	94,115	–	94,115

Total	$–	$(46,192)	$9,304,000	$94,115	$9,304,000	$47,923

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$–	$–	$23,597,000	$–	$23,597,000	$–
Futures Contracts	–	1,120	–	–	–	1,120
Swap Agreements	–	–	–	982,693	–	982,693

Total	$–	$1,120	$23,597,000	$982,693	$23,597,000	$983,813

250 :: Notes to Financial Statements (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total

	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

UltraShort International ProFund
Repurchase Agreements	$–	$–	$11,031,000	$–	$11,031,000	$–
Futures Contracts	–	(176,773)	–	–	–	(176,773)
Swap Agreements	–	–	–	237,699	–	237,699

Total	$–	$(176,773)	$11,031,000	$237,699	$11,031,000	$60,926

UltraShort Emerging Markets ProFund
Repurchase Agreements	$–	$–	$16,864,000	$–	$16,864,000	$–
Swap Agreements	–	–	–	293,719	–	293,719

Total	$–	$–	$16,864,000	$293,719	$16,864,000	$293,719

UltraShort Latin America ProFund
Repurchase Agreements	$–	$–	$3,536,000	$–	$3,536,000	$–
Swap Agreements	–	–	–	28,733	–	28,733

Total	$–	$–	$3,536,000	$28,733	$3,536,000	$28,733

UltraShort China ProFund
Repurchase Agreements	$–	$–	$4,331,000	$–	$4,331,000	$–
Swap Agreements	–	–	–	57,727	–	57,727

Total	$–	$–	$4,331,000	$57,727	$4,331,000	$57,727

UltraShort Japan ProFund
Repurchase Agreements	$–	$–	$1,278,000	$–	$1,278,000	$–
Futures Contracts	–	90,552	–	–	–	90,552
Swap Agreements	–	–	–	13,455	–	13,455

Total	$–	$90,552	$1,278,000	$13,455	$1,278,000	$104,007

Banks UltraSector ProFund
Common Stocks	$14,234,173	$–	$–	$–	$14,234,173	$–
Repurchase Agreements	–	–	5,571,000	–	5,571,000	–
Swap Agreements	–	–	–	(115,354)	–	(115,354)

Total	$14,234,173	$–	$5,571,000	$(115,354)	$19,805,173	$(115,354)

Basic Materials UltraSector ProFund
Common Stocks	$35,135,741	$–	$–	$–	$35,135,741	$–
Repurchase Agreements	–	–	10,971,000	–	10,971,000	–
Swap Agreements	–	–	–	628,348	–	628,348

Total	$35,135,741	$–	$10,971,000	$628,348	$46,106,741	$628,348

Biotechnology UltraSector ProFund
Common Stocks	$5,704,875	$–	$–	$–	$5,704,875	$–
Repurchase Agreements	–	–	1,735,000	–	1,735,000	–
Swap Agreements	–	–	–	(111,548)	–	(111,548)

Total	$5,704,875	$–	$1,735,000	$(111,548)	$7,439,875	$(111,548)

Consumer Goods UltraSector ProFund
Common Stocks	$819,917	$–	$–	$–	$819,917	$–
Repurchase Agreements	–	–	272,000	–	272,000	–
Swap Agreements	–	–	–	(18,537)	–	(18,537)

Total	$819,917	$–	$272,000	$(18,537)	$1,091,917	$(18,537)

Consumer Services UltraSector ProFund
Common Stocks	$2,078,683	$–	$–	$–	$2,078,683	$–
Repurchase Agreements	–	–	748,000	–	748,000	–
Swap Agreements	–	–	–	(38,231)	–	(38,231)

Total	$2,078,683	$–	$748,000	$(38,231)	$2,826,683	$(38,231)

Notes to Financial Statements (unaudited) :: 251

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total

	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

Financials UltraSector ProFund
Common Stocks	$7,251,534	$–	$–	$–	$7,251,534	$–
Rights/Warrants	13	–	–	–	13	–
Repurchase Agreements	–	–	2,275,000	–	2,275,000	–
Swap Agreements	–	–	–	(32,924)	–	(32,924)

Total	$7,251,547	$–	$2,275,000	$(32,924)	$9,526,547	$(32,924)

Health Care UltraSector ProFund
Common Stocks	$4,561,716	$–	$–	$–	$4,561,716	$–
Repurchase Agreements	–	–	1,481,000	–	1,481,000	–
Swap Agreements	–	–	–	(66,390)	–	(66,390)

Total	$4,561,716	$–	$1,481,000	$(66,390)	$6,042,716	$(66,390)

Industrials UltraSector ProFund
Common Stocks	$17,382,918	$–	$–	$–	$17,382,918	$–
Repurchase Agreements	–	–	5,940,000	–	5,940,000	–
Swap Agreements	–	–	–	(23,138)	–	(23,138)

Total	$17,382,918	$–	$5,940,000	$(23,138)	$23,322,918	$(23,138)

Internet UltraSector ProFund
Common Stocks	$28,292,842	$–	$–	$–	$28,292,842	$–
Repurchase Agreements	–	–	7,953,000	–	7,953,000	–
Swap Agreements	–	–	–	(28,403)	–	(28,403)

Total	$28,292,842	$–	$7,953,000	$(28,403)	$36,245,842	$(28,403)

Mobile Telecommunications UltraSector ProFund
Common Stocks	$1,738,199	$–	$–	$–	$1,738,199	$–
Repurchase Agreements	–	–	558,000	–	558,000	–
Swap Agreements	–	–	–	17,431	–	17,431

Total	$1,738,199	$–	$558,000	$17,431	$2,296,199	$17,431

Oil & Gas UltraSector ProFund
Common Stocks	$71,420,517	$–	$–	$–	$71,420,517	$–
Repurchase Agreements	–	–	21,919,000	–	21,919,000	–
Swap Agreements	–	–	–	2,270,759	–	2,270,759

Total	$71,420,517	$–	$21,919,000	$2,270,759	$93,339,517	$2,270,759

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$29,986,536	$–	$–	$–	$29,986,536	$–
Repurchase Agreements	–	–	8,870,000	–	8,870,000	–
Swap Agreements	–	–	–	1,727,105	–	1,727,105

Total	$29,986,536	$–	$8,870,000	$1,727,105	$38,856,536	$1,727,105

Pharmaceuticals UltraSector ProFund
Common Stocks	$1,428,930	$–	$–	$–	$1,428,930	$–
Repurchase Agreements	–	–	486,000	–	486,000	–
Swap Agreements	–	–	–	(42,598)	–	(42,598)

Total	$1,428,930	$–	$486,000	$(42,598)	$1,914,930	$(42,598)

Precious Metals UltraSector ProFund
Repurchase Agreements	$–	$–	$68,043,000	$–	$68,043,000	$–
Swap Agreements	–	–	–	480,609	–	480,609

Total	$–	$–	$68,043,000	$480,609	$68,043,000	$480,609

252 :: Notes to Financial Statements (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total

	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

Real Estate UltraSector ProFund
Common Stocks	$28,088,888	$–	$–	$–	$28,088,888	$–
Repurchase Agreements	–	–	6,237,000	–	6,237,000	–
Swap Agreements	–	–	–	514,048	–	514,048

Total	$28,088,888	$–	$6,237,000	$514,048	$34,325,888	$514,048

Semiconductor UltraSector ProFund
Common Stocks	$16,054,174	$–	$–	$–	$16,054,174	$–
Repurchase Agreements	–	–	5,517,000	–	5,517,000	–
Swap Agreements	–	–	–	(77,553)	–	(77,553)

Total	$16,054,174	$–	$5,517,000	$(77,553)	$21,571,174	$(77,553)

Technology UltraSector ProFund
Common Stocks	$14,625,669	$–	$–	$–	$14,625,669	$–
Repurchase Agreements	–	–	5,344,000	–	5,344,000	–
Swap Agreements	–	–	–	(36,293)	–	(36,293)

Total	$14,625,669	$–	$5,344,000	$(36,293)	$19,969,669	$(36,293)

Telecommunications UltraSector ProFund
Common Stocks	$2,133,752	$–	$–	$–	$2,133,752	$–
Repurchase Agreements	–	–	937,000	–	937,000	–
Swap Agreements	–	–	–	(31,387)	–	(31,387)

Total	$2,133,752	$–	$937,000	$(31,387)	$3,070,752	$(31,387)

Utilities UltraSector ProFund
Common Stocks	$7,014,124	$–	$–	$–	$7,014,124	$–
Repurchase Agreements	–	–	2,819,000	–	2,819,000	–
Swap Agreements	–	–	–	(89,555)	–	(89,555)

Total	$7,014,124	$–	$2,819,000	$(89,555)	$9,833,124	$(89,555)

Short Oil & Gas ProFund
Repurchase Agreements	$–	$–	$976,000	$–	$976,000	$–
Swap Agreements	–	–	–	(36,620)	–	(36,620)

Total	$–	$–	$976,000	$(36,620)	$976,000	$(36,620)

Short Precious Metals ProFund
Repurchase Agreements	$–	$–	$17,508,000	$–	$17,508,000	$–
Swap Agreements	–	–	–	(146,366)	–	(146,366)

Total	$–	$–	$17,508,000	$(146,366)	$17,508,000	$(146,366)

Short Real Estate ProFund
Repurchase Agreements	$–	$–	$6,463,000	$–	$6,463,000	$–
Swap Agreements	–	–	–	(164,094)	–	(164,094)

Total	$–	$–	$6,463,000	$(164,094)	$6,463,000	$(164,094)

U.S. Government Plus ProFund
U.S. Treasury Obligations	$–	$–	$11,914,875	$–	$11,914,875	$–
Repurchase Agreements	–	–	11,778,000	–	11,778,000	–
Futures Contracts	–	(33,991)	–	–	–	(33,991)
Swap Agreements	–	–	–	417,822	–	417,822

Total	$–	$(33,991)	$23,692,875	$417,822	$23,692,875	$383,831

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$–	$–	$52,404,000	$–	$52,404,000	$–
Futures Contracts	–	74,044	–	–	–	74,044
Swap Agreements	–	–	–	(276,347)	–	(276,347)

Total	$–	$74,044	$52,404,000	$(276,347)	$52,404,000	$(202,303)

Notes to Financial Statements (unaudited) :: 253

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total

	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

Rising Rates Opportunity ProFund
Repurchase Agreements	$–	$–	$348,800,000	$–	$348,800,000	$–
Futures Contracts	–	74,495	–	–	–	74,495
Swap Agreements	–	–	–	4,067,719	–	4,067,719

Total	$–	$74,495	$348,800,000	$4,067,719	$348,800,000	$4,142,214

Rising U.S. Dollar ProFund
Repurchase Agreements	$–	$–	$21,295,000	$–	$21,295,000	$–
Futures Contracts	–	(88,429)	–	–	–	(88,429)
Forward Currency Contracts	–	–	–	(2,717,269)	–	(2,717,269)

Total	$–	$(88,429)	$21,295,000	$(2,717,269)	$21,295,000	$(2,805,698)

Falling U.S. Dollar ProFund
Repurchase Agreements	$–	$–	$19,237,000	$–	$19,237,000	$–
Futures Contracts	–	7,092	–	–	–	7,092
Forward Currency Contracts	–	–	–	477,793	–	477,793

Total	$–	$7,092	$19,237,000	$477,793	$19,237,000	$484,885

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of January 31, 2011.

4.   Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

254 :: Notes to Financial Statements (unaudited)

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $79,500 ($159,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and affiliated Trusts for the period ended January 31, 2011. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period December 1, 2010		For the Period December 1, 2009
	through November 30, 2011		through November 30, 2010

	Investor	Service	Investor	Service
	Class	Class	Class	Class

Bull ProFund	1.95%	2.95%	1.73%	2.73%
Mid-Cap ProFund	1.73%	2.73%	1.73%	2.73%
Small-Cap ProFund	1.73%	2.73%	1.73%	2.73%
NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.73%	2.73%	1.73%	2.73%
Large-Cap Growth ProFund	1.73%	2.73%	1.73%	2.73%
Mid-Cap Value ProFund	1.73%	2.73%	1.73%	2.73%
Mid-Cap Growth ProFund	1.73%	2.73%	1.95%	2.95%
Small-Cap Value ProFund	1.73%	2.73%	1.73%	2.73%
Small-Cap Growth ProFund	1.73%	2.73%	1.73%	2.73%
Europe 30 ProFund	1.73%	2.73%	1.73%	2.73%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.73%	2.73%
UltraSmall-Cap ProFund	1.73%	2.73%	1.73%	2.73%
UltraDow 30 ProFund	1.73%	2.73%	1.73%	2.73%
UltraNASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.73%	2.73%	1.73%	2.73%
UltraEmerging Markets ProFund	1.95%	2.95%	1.95%	2.95%
UltraLatin America ProFund	1.95%	2.95%	1.73%	2.73%
UltraChina ProFund	1.73%	2.73%	1.73%	2.73%
UltraJapan ProFund	1.73%	2.73%	1.73%	2.73%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Short Small-Cap ProFund	1.73%	2.73%	1.73%	2.73%
Short NASDAQ-100 ProFund	1.73%	2.73%	1.73%	2.73%
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Small-Cap ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Dow 30 ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort International ProFund	1.73%	2.73%	1.95%	2.95%
UltraShort Emerging Markets ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Latin America ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort China ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Japan ProFund	1.73%	2.73%	1.73%	2.73%
Banks UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Basic Materials UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Biotechnology UltraSector ProFund	1.73%	2.73%	1.95%	2.95%
Consumer Goods UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Consumer Services UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Financials UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Health Care UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Industrials UltraSector ProFund	1.73%	2.73%	1.73%	2.73%

Notes to Financial Statements (unaudited) :: 255

	For the Period December 1, 2010		For the Period December 1, 2009
	through November 30, 2011		through November 30, 2010

	Investor	Service	Investor	Service
	Class	Class	Class	Class

Internet UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Mobile Telecommunications UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Pharmaceuticals UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Semiconductor UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Technology UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Telecommunications UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Utilities UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Short Oil & Gas ProFund	1.73%	2.73%	1.73%	2.73%
Short Precious Metals ProFund	1.73%	2.73%	1.73%	2.73%
Short Real Estate ProFund	1.73%	2.73%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.95%	2.95%
Falling U.S. Dollar ProFund	1.95%	2.95%	1.73%	2.73%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of January 31, 2011, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires	Expires	Expires	Expires
	11/30/11	11/30/12	11/30/13	11/30/14	Total

Mid-Cap ProFund	$41,798	$40,464	$–	$–	$82,262
Small-Cap ProFund	47,048	118,183	30,321	3,741	199,293
Large-Cap Value ProFund	–	36,964	66,001	4,091	107,056
Large-Cap Growth ProFund	–	–	41,326	6,666	47,992
Mid-Cap Value ProFund	–	2,424	67,441	6,139	76,004
Mid-Cap Growth ProFund	–	–	1,888	5,357	7,245
Small-Cap Value ProFund	74,794	103,126	52,358	1,857	232,135
Small-Cap Growth ProFund	67,469	64,891	33,665	–	166,025
Europe 30 ProFund	4,488	–	4,218	3,183	11,889
UltraSmall-Cap ProFund	–	–	1,433	–	1,433
UltraDow 30 ProFund	–	–	17,109	2,287	19,396
UltraInternational ProFund	–	–	35,168	94	35,262
UltraChina ProFund	12,244	–	23,269	1,316	36,829
UltraJapan ProFund	–	–	44,001	2,928	46,929
Short Small-Cap ProFund	–	150	63,317	673	64,140
Short NASDAQ-100 ProFund	–	19,211	24,635	3,564	47,410
UltraShort Mid-Cap ProFund	20,787	–	34,716	4,579	60,082
UltraShort Small-Cap ProFund	–	–	165,777	8,773	174,550
UltraShort Dow 30 ProFund	–	–	17,559	4,717	22,276
UltraShort International ProFund	–	2,570	–	–	2,570
UltraShort Emerging Markets ProFund	–	26,533	35,416	2,694	64,643
UltraShort Latin America ProFund	20,283	29,292	42,067	5,419	97,061
UltraShort China ProFund	21,291	46,350	50,301	8,447	126,389
UltraShort Japan ProFund	28,677	45,286	45,382	3,244	122,589
Banks UltraSector ProFund	40,263	39,002	35,989	2,524	117,778
Basic Materials UltraSector ProFund	–	–	10,422	–	10,422
Biotechnology UltraSector ProFund	18,779	–	–	2,050	20,829
Consumer Goods UltraSector ProFund	52,141	48,571	37,500	5,525	143,737
Consumer Services UltraSector ProFund	46,132	39,608	45,513	6,417	137,670
Financials UltraSector ProFund	66,612	58,931	44,138	3,858	173,539

256 :: Notes to Financial Statements (unaudited)

	Expires	Expires	Expires	Expires
	11/30/11	11/30/12	11/30/13	11/30/14	Total

Health Care UltraSector ProFund	$45,511	$59,721	$45,637	$5,049	$155,918
Industrials UltraSector ProFund	62,886	43,975	61,163	5,646	173,670
Mobile Telecommunications UltraSector ProFund	33,000	34,358	34,265	5,877	107,500
Oil Equipment, Services & Distribution UltraSector ProFund	5,380	–	33,478	504	39,362
Pharmaceuticals UltraSector ProFund	37,807	38,519	40,049	2,810	119,185
Real Estate UltraSector ProFund	–	32,192	24,549	2,504	59,245
Semiconductor UltraSector ProFund	37,962	34,399	32,260	3,665	108,286
Technology UltraSector ProFund	47,823	62,874	42,223	138	153,058
Telecommunications UltraSector ProFund	10,873	38,344	33,541	4,407	87,165
Utilities UltraSector ProFund	–	9,950	36,769	3,115	49,834
Short Oil & Gas ProFund	37,029	32,544	39,003	6,991	115,567
Short Precious Metals ProFund	–	–	19,271	5,519	24,790
Short Real Estate ProFund	–	–	–	2,390	2,390
Rising U.S. Dollar ProFund	36,302	47,533	–	–	83,835
Falling U.S. Dollar ProFund	–	–	15,283	–	15,283

During the period ended January 31, 2011, the Advisor voluntarily contributed capital of $21,475 and $27,068 in the Small-Cap Value ProFund and Small-Cap Growth ProFund, respectively, due to corrections of investment transactions. The impact to the net asset value and total return is disclosed in the Financial Highlights of the respective ProFund.

5.   Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2011 were as follows:

	Purchases	Sales

Bull ProFund	$4,081,324	$18,231,988
Mid-Cap ProFund	2,581,664	651,337
Small-Cap ProFund	2,264,119	3,157,032
NASDAQ-100 ProFund	601,541	553,934
Large-Cap Value ProFund	58,096,402	43,243,468
Large-Cap Growth ProFund	54,250,775	49,133,063
Mid-Cap Value ProFund	42,278,409	37,305,944
Mid-Cap Growth ProFund	56,565,667	49,335,466
Small-Cap Value ProFund	94,200,921	88,903,011
Small-Cap Growth ProFund	76,216,202	92,862,062
Europe 30 ProFund	144,843,435	128,181,516
UltraBull ProFund	201,396,530	249,215,105
UltraMid-Cap ProFund	13,817,642	14,409,443
UltraSmall-Cap ProFund	4,217,475	4,612,807
UltraNASDAQ-100 ProFund	2,971,246	2,509,716
UltraEmerging Markets ProFund	34,449,751	45,835,940
UltraLatin America ProFund	16,497,092	21,286,275
UltraChina ProFund	30,738,063	23,414,367
Banks UltraSector ProFund	29,051,002	20,925,749
Basic Materials UltraSector ProFund	14,926,792	3,166,647
Biotechnology UltraSector ProFund	9,811,262	9,034,078
Consumer Goods UltraSector ProFund	4,277,032	5,880,208
Consumer Services UltraSector ProFund	7,568,023	7,947,075
Financials UltraSector ProFund	13,504,570	14,616,948
Health Care UltraSector ProFund	10,979,418	9,232,943
Industrials UltraSector ProFund	23,002,701	10,422,550
Internet UltraSector ProFund	36,987,800	22,487,756
Mobile Telecommunications UltraSector ProFund	6,393,263	7,440,538
Oil & Gas UltraSector ProFund	32,950,020	2,272,704
Oil Equipment, Services & Distribution UltraSector ProFund	36,812,018	23,600,593
Pharmaceuticals UltraSector ProFund	6,791,893	6,689,853
Real Estate UltraSector ProFund	25,924,197	19,252,925
Semiconductor UltraSector ProFund	25,756,771	20,565,896
Technology UltraSector ProFund	13,531,781	7,650,277
Telecommunications UltraSector ProFund	7,923,927	7,664,642
Utilities UltraSector ProFund	16,377,101	21,893,077

Notes to Financial Statements (unaudited) :: 257

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2011 were as follows:

	Purchases	Sales

Bull ProFund	$6,716,029	$6,697,943
Mid-Cap ProFund	5,346,799	5,332,401
Small-Cap ProFund	4,816,323	4,803,353
NASDAQ-100 ProFund	6,033,416	6,017,168
UltraBull ProFund	13,423,049	13,386,902
UltraMid-Cap ProFund	8,848,943	8,825,114
UltraSmall-Cap ProFund	10,211,166	10,183,668
UltraNASDAQ-100 ProFund	5,953,344	5,937,312
UltraInternational ProFund	5,313,770	5,299,460
UltraJapan ProFund	3,309,971	3,301,058
Bear ProFund	7,463,700	7,443,601
Short NASDAQ-100 ProFund	6,499,834	6,482,331
UltraBear ProFund	4,881,382	4,868,237
UltraShort Small-Cap ProFund	4,025,614	4,014,773
UltraShort NASDAQ-100 ProFund	3,086,771	3,078,458
Precious Metals UltraSector ProFund	12,165,921	12,133,159
U.S. Government Plus ProFund	945,581,728	966,287,399
Rising Rates Opportunity 10 ProFund	14,350,882	14,312,236
Rising Rates Opportunity ProFund	72,354,948	72,160,104
Rising U.S. Dollar ProFund	27,348,549	27,274,902
6.   Investment Risks

Active Investor Risk

The ProFunds permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in this report.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark index. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over-or underexposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. Each ProFund seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund’s daily investment objective.

Certain ProFunds are “leveraged” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds are unlikely to provide a simple multiple (e.g., 1.5x, -1x, -1.25x, 2x, or -2x) of an index’s return over periods longer than one day.

258 :: Notes to Financial Statements (unaudited)

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. The ProFunds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into transactions with counterparties whose credit rating, at the time of transaction, is investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Advisor to be comparable credit quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds’ exposure to the markets exceed the net assets of the ProFund, all of the ProFunds may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.   Federal Income Tax Information

As of the latest tax year end for each ProFund, as noted below, the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	2011	2012	2013	2014	2015	2016	2017	2018	Total

December 31 tax year end ProFunds
Bull ProFund	$11,709,295	$5,754,932	$–	$–	$–	$7,254,455	$32,813,603	$–	$57,532,285
Europe 30 ProFund	–	–	–	–	–	2,424,273	1,126,888	5,293,628	8,844,789
UltraBull ProFund	–	–	–	–	–	72,977,556	21,680,120	–	94,657,676
UltraNASDAQ-100 ProFund	100,222,717	–	26,502,881	46,825,810	14,838,793	229,553,000	–	–	417,943,201
UltraJapan ProFund	–	–	–	28,858,476	19,441,046	58,133,440	–	4,395,355	110,828,317
Bear ProFund	–	–	–	–	–	–	29,734,887	27,224,744	56,959,631
UltraBear ProFund	–	–	–	9,327,306	28,548,861	–	95,770,801	45,770,369	179,417,337
UltraShort NASDAQ-100 ProFund	91,148,174	54,766,192	21,312,254	40,417,926	54,052,522	–	56,065,314	24,229,670	341,992,052

October 31 tax year end ProFunds
Mid-Cap ProFund	–	–	–	–	–	471,283	–	360,986	832,269
Small-Cap ProFund	–	–	–	–	–	10,552,802	18,202,318	–	28,755,120
Large-Cap Growth ProFund	–	–	–	–	–	4,577,181	15,846	–	4,593,027
Mid-Cap Value ProFund	–	–	–	–	–	955,878	1,865,221	424,465	3,245,564
Mid-Cap Growth ProFund	–	–	–	–	–	15,511,013	834,343	–	16,345,356
Small-Cap Value ProFund	–	–	–	–	–	–	32,068,946	–	32,068,946
Small-Cap Growth ProFund	–	–	–	–	–	839,241	4,950,338	1,020,537	6,810,116
UltraMid-Cap ProFund	–	–	–	–	–	23,535,374	–	–	23,535,374
UltraSmall-Cap ProFund	–	–	–	–	–	48,234,366	8,639,927	–	56,874,293
UltraDow 30 ProFund	–	–	–	–	–	19,467,122	2,433,764	–	21,900,886
UltraInternational ProFund	–	–	–	–	–	22,084,405	–	2,004,576	24,088,981
UltraEmerging Markets ProFund	–	–	–	–	–	229,807,828	–	9,632,452	239,440,280
UltraLatin America ProFund	–	–	–	–	–	9,924,673	–	5,526,655	15,451,328
Short Small-Cap ProFund	11,229,869	13,609,742	5,119,102	12,406,054	4,131,511	–	14,298,494	15,009,115	75,803,887
Short NASDAQ-100 ProFund	8,928,878	11,685,825	2,037,409	2,959,743	4,938,350	–	3,058,900	6,257,362	39,866,467
UltraShort Mid-Cap ProFund	–	–	–	–	3,559,632	–	12,184,360	3,530,168	19,274,160
UltraShort Small-Cap ProFund	–	–	–	16,741,157	49,600,274	–	19,004,455	22,897,260	108,243,146
UltraShort Dow 30 ProFund	–	–	–	–	–	–	6,222,658	3,456,512	9,679,170
UltraShort International ProFund	–	–	–	–	13,157,329	–	32,455,983	6,213,490	51,826,802
UltraShort Emerging Markets ProFund	–	–	–	–	53,150,579	–	33,278,400	8,202,601	94,631,580
UltraShort Latin America ProFund	–	–	–	–	–	–	13,609,532	5,432,825	19,042,357
UltraShort China ProFund	–	–	–	–	–	–	4,316,750	2,251,078	6,567,828

Notes to Financial Statements (unaudited) :: 259

	Expires	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	12/31/18	Total

UltraShort Japan ProFund	$–	$–	$–	$–	$–	$–	$–	$799,099	$799,099
Banks UltraSector ProFund	–	–	–	–	–	7,150,215	–	3,645,756	10,795,971
Basic Materials UltraSector ProFund	–	–	2,434,151	456,160	–	30,847,431	5,602,518	2,208,187	41,548,447
Biotechnology UltraSector ProFund	663,988	1,378,292	–	2,533,950	–	8,092,040	4,312,642	1,904,456	18,885,368
Consumer Goods UltraSector ProFund	–	–	–	–	–	2,200,364	–	44,864	2,245,228
Consumer Services UltraSector ProFund	–	–	–	–	–	1,047,516	–	434,418	1,481,934
Financials UltraSector ProFund	691,304	1,141,098	246,857	–	–	9,037,971	3,105,413	3,167,875	17,390,518
Health Care UltraSector ProFund	577,068	938,752	–	–	–	5,294,163	–	57,287	6,867,270
Industrials UltraSector ProFund	–	2,824,898	–	–	597,830	2,924,822	–	330,164	6,677,714
Mobile Telecommunications UltraSector ProFund	–	–	–	273,931	3,305,705	4,336,772	2,674,292	2,009,584	12,600,284
Oil & Gas UltraSector ProFund	–	–	–	–	–	25,513,595	547,317	–	26,060,912
Oil Equipment, Services & Distribution UltraSector ProFund	–	–	–	–	–	20,678,526	–	1,881,079	22,559,605
Pharmaceuticals UltraSector ProFund	2,203,059	1,307,698	481,679	–	1,440,695	899,662	294,619	–	6,627,412
Precious Metals UltraSector ProFund	–	–	–	–		57,622,868	–	–	57,622,868
Real Estate UltraSector ProFund	–	304,249	–	–	7,146,925	14,262,294	2,790,520	–	24,503,988
Semiconductor UltraSector ProFund	–	12,540,443	3,424,745	8,625,195	33,063	4,305,713	–	669,798	29,598,957
Technology UltraSector ProFund	–	1,316,092	–	503,224	–	7,368,122	–	369,053	9,556,491
Telecommunications UltraSector ProFund	–	–	–	–	–	1,937,503	910,951	–	2,848,454
Utilities UltraSector ProFund	–	–	–	–	–	13,824,896	1,707,442	–	15,532,338
Short Oil & Gas ProFund	–	–	–	1,723,190	4,979,541	–	3,502,898	7,992,827	18,198,456
Short Precious Metals ProFund	–	–	–	–	2,229,646	–	11,647,689	4,821,283	18,698,618
Short Real Estate ProFund	–	–	–	–	–	–	33,669,962	22,825,780	56,495,742
Rising Rates Opportunity 10 ProFund	–	–	–	–	2,018,636	1,694,854	1,558,615	11,518,808	16,790,913
Rising Rates Opportunity ProFund	–	33,930,240	71,359,904	–	16,426,693	21,258,611	5,619,902	56,646,736	205,242,086
Rising U.S. Dollar ProFund	–	–	–	–	–	–	397,660	–	397,660
Falling U.S. Dollar ProFund	–	–	–	–	–	408,559	–	243,456	652,015

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. The following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal year ended December 31, 2011:

Post-October
Losses

December 31, 2010
Europe 30 ProFund	$777,659
Bear ProFund	5,435,347
UltraBull ProFund	64,262
UltraBear ProFund	8,835,739
UltraShort NASDAQ-100 ProFund	2,977,761

The tax character of dividends paid to shareholders during the applicable tax year ended in 2010, as noted below, were as follows:

		Net			Total
	Ordinary	Long-Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

October 31, 2010
NASDAQ-100 ProFund	$1,022,620	$–	$1,022,620	$–	$1,022,620
Large-Cap Value ProFund	116,891	–	116,891	–	116,891
Mid-Cap Value ProFund	71,248	–	71,248	–	71,248
UltraMid-Cap ProFund	–	–	–	2,849	2,849
UltraDow 30 ProFund	2,698	–	2,698	–	2,698
UltraLatin America ProFund	168,613	–	168,613	–	168,613
UltraChina ProFund	1,207	–	1,207	–	1,207
Banks UltraSector ProFund	–	–	–	225	225
Basic Materials UltraSector ProFund	–	–	–	3,216	3,216
Consumer Goods UltraSector ProFund	10,942	–	10,942	2,466	13,408
Pharmaceuticals UltraSector ProFund	2,513	–	2,513	–	2,513
Real Estate UltraSector ProFund	168,857	–	168,857	–	168,857
Telecommunications UltraSector ProFund	58,466	–	58,466	–	58,466
Utilities UltraSector ProFund	111,292	–	111,292	–	111,292
U.S. Government Plus ProFund	415,444	–	415,444	–	415,444

260 :: Notes to Financial Statements (unaudited)

The tax character of dividends paid to shareholders during the applicable tax year ended in 2009, as noted below, were as follows:

		Net			Total
	Ordinary	Long-Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid
December 31, 2009
Europe 30 ProFund	$123,385	$–	$123,385	$–	$123,385

October 31, 2009
Small-Cap ProFund	51,756	–	51,756	–	51,756
NASDAQ-100 ProFund	34,122	–	34,122	–	34,122
Large-Cap Value ProFund	284,038	–	284,038	–	284,038
Small-Cap Value ProFund	149,061	20,423	169,484	15,946	185,430
UltraMid-Cap ProFund	9,260	–	9,260	–	9,260
UltraSmall-Cap ProFund	–	–	–	24,938	24,938
UltraDow 30 ProFund	186,037	–	186,037	22,787	208,824
UltraInternational ProFund	120,595	–	120,595	–	120,595
UltraEmerging Markets ProFund	2,046,215	–	2,046,215	–	2,046,215
UltraLatin America ProFund	162,361	–	162,361	–	162,361
UltraChina ProFund	53,712	–	53,712	–	53,712
Short Small-Cap ProFund	95,813	–	95,813	–	95,813
Short NASDAQ-100 ProFund	31,126	–	31,126	–	31,126
UltraShort Mid-Cap ProFund	101,500	–	101,500	–	101,500
UltraShort Small-Cap ProFund	1,360,702	–	1,360,702	–	1,360,702
UltraShort Dow 30 ProFund	–	101,409	101,409	–	101,409
UltraShort International ProFund	207,735	–	207,735	–	207,735
UltraShort Emerging Markets ProFund	274,584	–	274,584	–	274,584
Banks UltraSector ProFund	314,478	–	314,478	–	314,478
Basic Materials UltraSector ProFund	171,080	–	171,080	56,339	227,419
Consumer Goods UltraSector ProFund	19,497	–	19,497	–	19,497
Financials UltraSector ProFund	152,527	–	152,527	34,998	187,525
Health Care UltraSector ProFund	57,534	–	57,534	–	57,534
Industrials UltraSector ProFund	9,287	–	9,287	–	9,287
Oil & Gas UltraSector ProFund	–	–	–	8,738	8,738
Pharmaceuticals UltraSector ProFund	60,914	–	60,914	2,299	63,213
Precious Metals UltraSector ProFund	785,198	–	785,198	–	785,198
Real Estate UltraSector ProFund	104,001	–	104,001	84,046	188,047
Semiconductor UltraSector ProFund	10,188	–	10,188	–	10,188
Telecommunications UltraSector ProFund	69,363	–	69,363	–	69,363
Utilities UltraSector ProFund	303,233	–	303,233	–	303,233
Short Oil & Gas ProFund	204,028	–	204,028	–	204,028
Short Precious Metals ProFund	96,394	–	96,394	–	96,394
Short Real Estate ProFund	2,180,489	–	2,180,489	–	2,180,489
U.S. Government Plus ProFund	1,132,333	–	1,132,333	21,765	1,154,098
Rising Rates Opportunity 10 ProFund	45,341	–	45,341	–	45,341
Rising Rates Opportunity ProFund	785,689	–	785,689	–	785,689
Rising U.S. Dollar ProFund	–	111,180	111,180	–	111,180
Falling U.S. Dollar ProFund	2,081,035	–	2,081,035	–	2,081,035

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

December 31, 2010
Bull ProFund	$–	$–	$–	$(57,532,285)	$4,517,645	$(53,014,640)
Europe 30 ProFund	123,054	–	–	(9,622,448)	32,503	(9,466,891)
UltraBull ProFund	–	–	–	(94,721,938)	1,916,897	(92,805,041)
UltraNASDAQ-100 ProFund	–	–	–	(417,943,201)	11,880,308	(406,062,893)
UltraJapan ProFund	–	–	–	(110,828,317)	(41,706)	(110,870,023)
Bear ProFund	–	–	–	(62,394,978)	(15,963)	(62,410,941)
UltraBear ProFund	–	–	–	(188,253,076)	(28,259)	(188,281,335)
UltraShort NASDAQ-100 ProFund	–	–	–	(344,969,813)	272,453	(344,697,360)

Notes to Financial Statements (unaudited) :: 261

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

October 31, 2010
Mid-Cap ProFund	$–	$–	$–	$(832,269)	$2,118,446	$1,286,177
Small-Cap ProFund	–	–	–	(28,755,120)	1,593,037	(27,162,083)
NASDAQ-100 ProFund	1,236,219	183,253	–	–	8,533,215	9,952,687
Large-Cap Value ProFund	–	–	–	–	(206,574)	(206,574)
Large-Cap Growth ProFund	–	–	–	(4,593,027)	2,379,692	(2,213,335)
Mid-Cap Value ProFund	–	–	–	(3,245,564)	511,361	(2,734,203)
Mid-Cap Growth ProFund	–	–	–	(16,345,356)	2,835,503	(13,509,853)
Small-Cap Value ProFund	–	–	–	(32,068,946)	(1,280,830)	(33,349,776)
Small-Cap Growth ProFund	–	–	–	(6,810,116)	1,084,198	(5,725,918)
UltraMid-Cap ProFund	–	–	–	(23,535,374)	4,220,053	(19,315,321)
UltraSmall-Cap ProFund	–	–	–	(56,874,293)	2,852,920	(54,021,373)
UltraDow 30 ProFund	–	–	–	(21,900,886)	1,384,778	(20,516,108)
UltraInternational ProFund	–	–	–	(24,088,981)	246,749	(23,842,232)
UltraEmerging Markets ProFund	–	–	–	(239,440,280)	(437,987)	(239,878,267)
UltraLatin America ProFund	203,142	–	–	(15,451,328)	8,809,956	(6,438,230)
UltraChina ProFund	–	284,295	–	–	4,246,442	4,530,737
Short Small-Cap ProFund	–	–	–	(75,803,887)	7,622	(75,796,265)
Short NASDAQ-100 ProFund	–	–	–	(39,866,467)	5,923	(39,860,544)
UltraShort Mid-Cap ProFund	–	–	–	(19,274,160)	(9,707)	(19,283,867)
UltraShort Small-Cap ProFund	–	–	–	(108,243,146)	46,285	(108,196,861)
UltraShort Dow 30 ProFund	–	–	–	(9,679,170)	10,838	(9,668,332)
UltraShort International ProFund	–	–	–	(51,826,802)	(139,786)	(51,966,588)
UltraShort Emerging Markets ProFund	–	–	–	(94,631,580)	(303,072)	(94,934,652)
UltraShort Latin America ProFund	–	–	–	(19,042,357)	(77,717)	(19,120,074)
UltraShort China ProFund	–	–	–	(6,567,828)	2,680	(6,565,148)
UltraShort Japan ProFund	–	–	–	(799,099)	279,003	(520,096)
Banks UltraSector ProFund	–	–	–	(10,795,971)	(2,254,499)	(13,050,470)
Basic Materials UltraSector ProFund	–	–	–	(41,548,447)	(1,350,403)	(42,898,850)
Biotechnology UltraSector ProFund	–	–	–	(18,885,368)	2,378,383	(16,506,985)
Consumer Goods UltraSector ProFund	–	–	–	(2,245,228)	131,181	(2,114,047)
Consumer Services UltraSector ProFund	–	–	–	(1,481,934)	252,500	(1,229,434)
Financials UltraSector ProFund	–	–	–	(17,390,518)	(2,082,943)	(19,473,461)
Health Care UltraSector ProFund	–	–	–	(6,867,270)	337,001	(6,530,269)
Industrials UltraSector ProFund	–	–	–	(6,677,714)	371,853	(6,305,861)
Internet UltraSector ProFund	703,229	631,608	–	–	4,846,537	6,181,374
Mobile Telecommunications UltraSector ProFund	–	–	–	(12,600,284)	(653,676)	(13,253,960)
Oil & Gas UltraSector ProFund	–	–	–	(26,060,912)	13,625,510	(12,435,402)
Oil Equipment, Services & Distribution UltraSector ProFund	–	–	–	(22,559,605)	27,070	(22,532,535)
Pharmaceuticals UltraSector ProFund	20,538	–	–	(6,627,412)	4,321	(6,602,553)
Precious Metals UltraSector ProFund	–	–	–	(57,622,868)	2,309,148	(55,313,720)
Real Estate UltraSector ProFund	6,890	–	–	(24,503,988)	2,525,179	(21,971,919)
Semiconductor UltraSector ProFund	–	–	–	(29,598,957)	(589,190)	(30,188,147)
Technology UltraSector ProFund	–	–	–	(9,556,491)	1,661,676	(7,894,815)
Telecommunications UltraSector ProFund	104,268	–	–	(2,848,454)	50,452	(2,693,734)
Utilities UltraSector ProFund	110,126	–	–	(15,532,338)	869,240	(14,552,972)
Short Oil & Gas ProFund	–	–	–	(18,198,456)	5,945	(18,192,511)
Short Precious Metals ProFund	–	–	–	(18,698,618)	(250,987)	(18,949,605)
Short Real Estate ProFund	–	–	–	(56,495,742)	314,647	(56,181,095)
U.S. Government Plus ProFund	–	–	(9,029	–	(4,974,858)	(4,983,887)
Rising Rates Opportunity 10 ProFund	–	–	–	(16,790,913)	977,960	(15,812,953)
Rising Rates Opportunity ProFund	–	–	–	(205,242,086)	14,040,281	(191,201,805)
Rising U.S. Dollar ProFund	–	–	–	(397,660)	–	(397,660)
Falling U.S. Dollar ProFund	–	–	–	(652,015)	–	(652,015)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax years.

262 :: Notes to Financial Statements (unaudited)

At January 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

Bull ProFund	$28,940,988	$7,722,123	$(2,926,575)	$4,795,548
Mid-Cap ProFund	33,871,516	3,487,243	(339,861)	3,147,382
Small-Cap ProFund	24,508,510	2,426,033	(373,853)	2,052,180
NASDAQ-100 ProFund	48,479,413	11,307,998	(1,685,306)	9,622,692
Large-Cap Value ProFund	30,020,211	4,211,442	(2,709,918)	1,501,524
Large-Cap Growth ProFund	13,221,761	4,166,752	(1,014,946)	3,151,806
Mid-Cap Value ProFund	20,806,211	4,624,870	(2,549,570)	2,075,300
Mid-Cap Growth ProFund	20,660,558	5,511,216	(1,507,110)	4,004,106
Small-Cap Value ProFund	13,767,415	3,458,318	(2,661,318)	797,000
Small-Cap Growth ProFund	19,885,104	5,510,046	(2,234,809)	3,275,237
Europe 30 ProFund	25,979,319	1,437,557	(1,078,664)	358,893
UltraBull ProFund	93,761,073	13,962,135	(11,268,671)	2,693,464
UltraMid-Cap ProFund	60,884,106	10,664,743	(4,089,307)	6,575,436
UltraSmall-Cap ProFund	84,624,547	4,886,069	(1,177,463)	3,708,606
UltraDow 30 ProFund	16,560,887	3,093,742	(1,243,726)	1,850,016
UltraNASDAQ-100 ProFund	145,012,454	54,331,353	(39,096,935)	15,234,418
UltraInternational ProFund	42,321,000	–	–	–
UltraEmerging Markets ProFund	58,047,275	10,130,453	(9,302,364)	828,089
UltraLatin America ProFund	42,855,952	14,889,640	(8,239,532)	6,650,108
UltraChina ProFund	33,327,494	6,363,578	(2,472,560)	3,891,018
UltraJapan ProFund	17,867,000	–	–	–
Bear ProFund	33,826,000	–	–	–
Short Small-Cap ProFund	10,628,000	–	–	–
Short NASDAQ-100 ProFund	9,435,000	–	–	–
UltraBear ProFund	43,775,000	–	–	–
UltraShort Mid-Cap ProFund	1,852,000	–	–	–
UltraShort Small-Cap ProFund	22,331,000	–	–	–
UltraShort Dow 30 ProFund	9,304,000	–	–	–
UltraShort NASDAQ-100 ProFund	23,597,000	–	–	–
UltraShort International ProFund	11,031,000	–	–	–
UltraShort Emerging Markets ProFund	16,864,000	–	–	–
UltraShort Latin America ProFund	3,536,000	–	–	–
UltraShort China ProFund	4,331,000	–	–	–
UltraShort Japan ProFund	1,278,000	–	–	–
Banks UltraSector ProFund	20,333,976	5,035,452	(5,564,255)	(528,803)
Basic Materials UltraSector ProFund	44,169,689	15,596,495	(13,659,443)	1,937,052
Biotechnology UltraSector ProFund	5,225,046	3,508,885	(1,294,056)	2,214,829
Consumer Goods UltraSector ProFund	940,291	207,133	(55,507)	151,626
Consumer Services UltraSector ProFund	2,530,447	655,099	(358,863)	296,236
Financials UltraSector ProFund	11,002,960	2,624,987	(4,101,400)	(1,476,413)
Health Care UltraSector ProFund	5,670,139	898,608	(526,031)	372,577
Industrials UltraSector ProFund	22,116,357	1,581,556	(374,995)	1,206,561
Internet UltraSector ProFund	30,886,171	7,773,571	(2,413,900)	5,359,671
Mobile Telecommunications UltraSector ProFund	2,539,569	555,963	(799,333)	(243,370)
Oil & Gas UltraSector ProFund	70,673,448	25,121,657	(2,455,588)	22,666,069
Oil Equipment, Services & Distribution UltraSector ProFund	34,268,273	8,980,291	(4,392,028)	4,588,263
Pharmaceuticals UltraSector ProFund	1,937,785	249,984	(272,839)	(22,855)
Precious Metals UltraSector ProFund	68,043,000	–	–	–
Real Estate UltraSector ProFund	29,935,695	6,868,243	(2,478,050)	4,390,193
Semiconductor UltraSector ProFund	21,430,012	3,072,420	(2,931,258)	141,162
Technology UltraSector ProFund	17,621,042	3,674,927	(1,326,300)	2,348,627
Telecommunications UltraSector ProFund	3,061,015	446,411	(436,674)	9,737
Utilities UltraSector ProFund	8,978,277	1,644,034	(789,187)	854,847
Short Oil & Gas ProFund	976,000	–	–	–
Short Precious Metals ProFund	17,508,000	–	–	–
Short Real Estate ProFund	6,463,000	–	–	–
U.S. Government Plus ProFund	25,399,171	13,626	(1,719,922)	(1,706,296)
Rising Rates Opportunity 10 ProFund	52,404,000	–	–	–
Rising Rates Opportunity ProFund	348,800,000	–	–	–
Rising U.S. Dollar ProFund	21,295,000	–	–	–
Falling U.S. Dollar ProFund	19,237,000	–	–	–

Notes to Financial Statements (unaudited) :: 263

8.   Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the ProFunds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the ProFunds for any such losses. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of this outstanding receivable on the ProFunds’ financial statements. Accordingly, no loss is expected to be realized by the ProFunds. The outstanding balances due from Lehman are included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities.

264 :: Board Approval of Investment Advisory Agreement :: January 31, 2011 (unaudited)

At a meeting held on September 22, 2010, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund. The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; and (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were acceptable given the services provided.

January 31, 2011 (unaudited) :: Board Approval of Investment Advisory Agreement :: 265

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2010. The Board focused on each Fund’s performance against its benchmark for the same periods and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Board concluded that the Funds’ performance was satisfactory.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect, or “fall-out,” benefits, if any, that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively small. The Board considered that ProFunds Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

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Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks (37.4%)
3M Co. (Miscellaneous Manufacturing)	784	$68,929
Abbott Laboratories (Pharmaceuticals)	1,680	75,869
Abercrombie & Fitch Co.—Class A (Retail)	98	4,940
ACE, Ltd. (Insurance)	364	22,419
Adobe Systems, Inc.* (Software)	560	18,508
Advanced Micro Devices, Inc.* (Semiconductors)	630	4,933
Aetna, Inc. (Healthcare-Services)	434	14,296
AFLAC, Inc. (Insurance)	518	29,826
Agilent Technologies, Inc.* (Electronics)	378	15,812
Air Products & Chemicals, Inc. (Chemicals)	238	20,765
Airgas, Inc. (Chemicals)	84	5,264
AK Steel Holding Corp. (Iron/Steel)	126	2,003
Akamai Technologies, Inc.* (Internet)	196	9,471
Alcoa, Inc. (Mining)	1,120	18,558
Allegheny Energy, Inc. (Electric)	182	4,692
Allegheny Technologies, Inc. (Iron/Steel)	112	7,301
Allergan, Inc. (Pharmaceuticals)	336	23,725
Allstate Corp. (Insurance)	588	18,310
Altera Corp. (Semiconductors)	336	12,624
Altria Group, Inc. (Agriculture)	2,282	53,650
Amazon.com, Inc.* (Internet)	392	66,499
Ameren Corp. (Electric)	266	7,546
American Electric Power, Inc. (Electric)	518	18,482
American Express Co. (Diversified Financial Services)	1,148	49,800
American International Group, Inc. (Insurance)	154	6,214
American Tower Corp.* (Telecommunications)	434	22,073
Ameriprise Financial, Inc. (Diversified Financial Services)	266	16,399
AmerisourceBergen Corp. (Pharmaceuticals)	308	11,045
Amgen, Inc.* (Biotechnology)	1,036	57,063
Amphenol Corp.—Class A (Electronics)	196	10,847
Anadarko Petroleum Corp. (Oil & Gas)	546	42,086
Analog Devices, Inc. (Semiconductors)	322	12,503
AON Corp. (Insurance)	364	16,649
Apache Corp. (Oil & Gas)	420	50,131
Apartment Investment and Management Co.—Class A (REIT)	126	3,221
Apollo Group, Inc.—Class A* (Commercial Services)	140	5,778
Apple Computer, Inc.* (Computers)	994	337,284
Applied Materials, Inc. (Semiconductors)	1,456	22,845
Archer-Daniels-Midland Co. (Agriculture)	700	22,869
Assurant, Inc. (Insurance)	112	4,394
AT&T, Inc. (Telecommunications)	6,454	177,614
Autodesk, Inc.* (Software)	252	10,251
Automatic Data Processing, Inc. (Software)	532	25,483
AutoNation, Inc.* (Retail)	70	2,010
AutoZone, Inc.* (Retail)	28	7,099
Avalonbay Communities, Inc. (REIT)	98	11,361
Avery Dennison Corp. (Household Products/Wares)	112	4,714
Avon Products, Inc. (Cosmetics/Personal Care)	462	13,079
Baker Hughes, Inc. (Oil & Gas Services)	476	32,611
Ball Corp. (Packaging & Containers)	98	6,971
Bank of America Corp. (Banks)	11,004	151,085
Bank of New York Mellon Corp. (Banks)	1,358	42,410
Bard (C.R.), Inc. (Healthcare-Products)	98	9,246
Baxter International, Inc. (Healthcare-Products)	630	30,549
BB&T Corp. (Banks)	756	20,896
Becton, Dickinson & Co. (Healthcare-Products)	252	20,903
Bed Bath & Beyond, Inc.* (Retail)	280	13,440
Bemis Co., Inc. (Packaging & Containers)	112	3,646
Berkshire Hathaway, Inc.—Class B* (Insurance)	1,890	154,507
Best Buy Co., Inc. (Retail)	364	12,376
Big Lots, Inc.* (Retail)	84	2,670
Biogen Idec, Inc.* (Biotechnology)	266	17,415
BMC Software, Inc.* (Software)	196	9,349
Boeing Co. (Aerospace/Defense)	798	55,445
Boston Properties, Inc. (REIT)	154	14,533
Boston Scientific Corp.* (Healthcare-Products)	1,652	11,531
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,862	46,885
Broadcom Corp.—Class A (Semiconductors)	490	22,094
Brown-Forman Corp. (Beverages)	112	7,431
C.H. Robinson Worldwide, Inc. (Transportation)	182	14,030
CA, Inc. (Software)	420	9,996
Cablevision Systems Corp.—Class A (Media)	266	9,004
Cabot Oil & Gas Corp. (Oil & Gas)	112	4,663
Cameron International Corp.* (Oil & Gas Services)	266	14,178
Campbell Soup Co. (Food)	210	7,169
Capital One Financial Corp. (Diversified Financial Services)	504	24,273
Cardinal Health, Inc. (Pharmaceuticals)	378	15,691
CareFusion Corp.* (Healthcare-Products)	238	6,124
Carmax, Inc.* (Retail)	252	8,228
Carnival Corp.—Class A (Leisure Time)	476	21,282
Caterpillar, Inc. (Machinery-Construction & Mining)	686	66,549
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	322	7,145
CBS Corp.—Class B (Media)	742	14,714
Celgene Corp.* (Biotechnology)	518	26,693
CenterPoint Energy, Inc. (Electric)	462	7,461

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
CenturyLink, Inc. (Telecommunications)	336	$14,529
Cephalon, Inc.* (Pharmaceuticals)	84	4,963
Cerner Corp.* (Software)	84	8,303
CF Industries Holdings, Inc. (Chemicals)	84	11,343
Chesapeake Energy Corp. (Oil & Gas)	714	21,084
Chevron Corp. (Oil & Gas)	2,198	208,656
Chubb Corp. (Insurance)	336	19,464
CIGNA Corp. (Insurance)	294	12,354
Cincinnati Financial Corp. (Insurance)	182	5,831
Cintas Corp. (Textiles)	140	3,928
Cisco Systems, Inc.* (Telecommunications)	6,048	127,915
Citigroup, Inc.* (Diversified Financial Services)	31,696	152,775
Citrix Systems, Inc.* (Software)	210	13,268
Cliffs Natural Resources, Inc. (Iron/Steel)	154	13,161
Clorox Co. (Household Products/Wares)	154	9,685
CME Group, Inc. (Diversified Financial Services)	70	21,599
CMS Energy Corp. (Electric)	266	5,187
Coach, Inc. (Apparel)	322	17,417
Coca-Cola Co. (Beverages)	2,534	159,262
Coca-Cola Enterprises, Inc. (Beverages)	364	9,158
Cognizant Technology Solutions Corp.* (Computers)	336	24,511
Colgate-Palmolive Co. (Cosmetics/Personal Care)	532	40,842
Comcast Corp.—Class A (Media)	3,038	69,114
Comerica, Inc. (Banks)	196	7,487
Computer Sciences Corp. (Computers)	168	8,953
Compuware Corp.* (Software)	238	2,551
ConAgra Foods, Inc. (Food)	476	10,629
ConocoPhillips (Oil & Gas)	1,610	115,051
CONSOL Energy, Inc. (Coal)	252	12,524
Consolidated Edison, Inc. (Electric)	322	16,071
Constellation Brands, Inc.* (Beverages)	196	3,767
Constellation Energy Group, Inc. (Electric)	224	7,224
Corning, Inc. (Telecommunications)	1,708	37,935
Costco Wholesale Corp. (Retail)	476	34,196
Coventry Health Care, Inc.* (Healthcare-Services)	168	5,035
CSX Corp. (Transportation)	406	28,664
Cummins, Inc. (Machinery-Diversified)	210	22,235
CVS Caremark Corp. (Retail)	1,484	50,753
D.R. Horton, Inc. (Home Builders)	308	3,816
Danaher Corp. (Miscellaneous Manufacturing)	588	27,083
Darden Restaurants, Inc. (Retail)	154	7,255
DaVita, Inc.* (Healthcare-Services)	112	8,271
Dean Foods Co.* (Food)	196	1,989
Deere & Co. (Machinery-Diversified)	462	41,996
Dell, Inc.* (Computers)	1,834	24,135
Denbury Resources, Inc.* (Oil & Gas)	434	8,832
DENTSPLY International, Inc. (Healthcare-Products)	154	5,464
Devon Energy Corp. (Oil & Gas)	476	42,216
DeVry, Inc. (Commercial Services)	70	3,648
Diamond Offshore Drilling, Inc. (Oil & Gas)	70	5,020
DIRECTV—Class A* (Media)	910	38,575
Discover Financial Services (Diversified Financial Services)	588	12,107
Discovery Communications, Inc.—Class A* (Media)	308	12,012
Dominion Resources, Inc. (Electric)	630	27,430
Dover Corp. (Miscellaneous Manufacturing)	210	13,461
Dr. Pepper Snapple Group, Inc. (Beverages)	252	8,928
DTE Energy Co. (Electric)	182	8,419
Duke Energy Corp. (Electric)	1,442	25,783
Dun & Bradstreet Corp. (Software)	56	4,757
E*TRADE Financial Corp.* (Diversified Financial Services)	210	3,478
E.I. du Pont de Nemours & Co. (Chemicals)	994	50,376
Eastman Chemical Co. (Chemicals)	84	7,800
Eaton Corp. (Miscellaneous Manufacturing)	182	19,649
eBay, Inc.* (Internet)	1,246	37,829
Ecolab, Inc. (Chemicals)	252	12,522
Edison International (Electric)	350	12,698
El Paso Corp. (Pipelines)	770	12,228
Electronic Arts, Inc.* (Software)	364	5,675
Eli Lilly & Co. (Pharmaceuticals)	1,106	38,456
EMC Corp.* (Computers)	2,254	56,102
Emerson Electric Co. (Electrical Components & Equipment)	826	48,635
Entergy Corp. (Electric)	196	14,145
EOG Resources, Inc. (Oil & Gas)	280	29,789
EQT Corp. (Oil & Gas)	168	8,096
Equifax, Inc. (Commercial Services)	140	5,001
Equity Residential (REIT)	308	16,691
Exelon Corp. (Electric)	728	30,947
Expedia, Inc. (Internet)	224	5,636
Expeditors International of Washington, Inc. (Transportation)	238	12,059
Express Scripts, Inc.* (Pharmaceuticals)	574	32,333
Exxon Mobil Corp. (Oil & Gas)	5,502	443,901
F5 Networks, Inc.* (Internet)	84	9,104
Family Dollar Stores, Inc. (Retail)	140	5,947
Fastenal Co. (Distribution/Wholesale)	154	8,941
Federated Investors, Inc.—Class B (Diversified Financial Services)	98	2,654
FedEx Corp. (Transportation)	350	31,612
Fidelity National Information Services, Inc. (Software)	294	8,946
Fifth Third Bancorp (Banks)	868	12,907
First Horizon National Corp.* (Banks)	252	2,859
First Solar, Inc.* (Energy-Alternate Sources)	56	8,656
FirstEnergy Corp. (Electric)	336	13,144
Fiserv, Inc.* (Software)	168	10,377
FLIR Systems, Inc.* (Electronics)	168	5,215

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
Flowserve Corp. (Machinery-Diversified)	56	$6,999
Fluor Corp. (Engineering & Construction)	196	13,561
FMC Corp. (Chemicals)	84	6,389
FMC Technologies, Inc.* (Oil & Gas Services)	126	11,844
Ford Motor Co.* (Auto Manufacturers)	4,088	65,204
Forest Laboratories, Inc.* (Pharmaceuticals)	308	9,936
Fortune Brands, Inc. (Household Products/Wares)	168	10,362
Franklin Resources, Inc. (Diversified Financial Services)	154	18,580
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	518	56,332
Frontier Communications Corp. (Telecommunications)	1,078	9,885
GameStop Corp.—Class A* (Retail)	168	3,540
Gannett Co., Inc. (Media)	266	3,921
General Dynamics Corp. (Aerospace/Defense)	406	30,612
General Electric Co. (Miscellaneous Manufacturing)	11,620	234,027
General Mills, Inc. (Food)	700	24,346
Genuine Parts Co. (Distribution/Wholesale)	168	8,694
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	532	7,219
Genzyme Corp.* (Biotechnology)	280	20,538
Gilead Sciences, Inc.* (Pharmaceuticals)	882	33,851
Goodrich Corp. (Aerospace/Defense)	140	12,687
Google, Inc.—Class A* (Internet)	266	159,696
H & R Block, Inc. (Commercial Services)	336	4,207
Halliburton Co. (Oil & Gas Services)	994	44,730
Harley-Davidson, Inc. (Leisure Time)	252	9,992
Harman International Industries, Inc.* (Home Furnishings)	70	3,032
Harris Corp. (Telecommunications)	140	6,516
Hartford Financial Services Group, Inc. (Insurance)	490	13,612
Hasbro, Inc. (Toys/Games/Hobbies)	154	6,790
HCP, Inc. (REIT)	350	12,982
Health Care REIT, Inc. (REIT)	154	7,558
Heinz (H.J.) Co. (Food)	350	16,625
Helmerich & Payne, Inc. (Oil & Gas)	112	6,578
Hess Corp. (Oil & Gas)	322	27,087
Hewlett-Packard Co. (Computers)	2,478	113,220
Home Depot, Inc. (Retail)	1,792	65,892
Honeywell International, Inc. (Miscellaneous Manufacturing)	854	47,833
Hormel Foods Corp. (Food)	70	3,458
Hospira, Inc.* (Pharmaceuticals)	182	10,052
Host Hotels & Resorts, Inc. (REIT)	728	13,475
Hudson City Bancorp, Inc. (Savings & Loans)	574	6,303
Humana, Inc.* (Healthcare-Services)	182	10,551
Huntington Bancshares, Inc. (Banks)	784	5,676
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	546	29,206
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	350	16,520
Integrys Energy Group, Inc. (Electric)	84	3,998
Intel Corp. (Semiconductors)	6,090	130,691
IntercontinentalExchange, Inc.* (Diversified Financial Services)	84	10,121
International Business Machines Corp. (Computers)	1,358	219,996
International Flavors & Fragrances, Inc. (Chemicals)	84	4,792
International Game Technology (Entertainment)	322	5,529
International Paper Co. (Forest Products & Paper)	476	13,747
Interpublic Group of Cos., Inc.* (Advertising)	532	5,687
Intuit, Inc.* (Software)	308	14,454
Intuitive Surgical, Inc.* (Healthcare-Products)	42	13,562
Invesco, Ltd. (Diversified Financial Services)	504	12,469
Iron Mountain, Inc. (Commercial Services)	224	5,463
ITT Industries, Inc. (Miscellaneous Manufacturing)	196	11,548
J.C. Penney Co., Inc. (Retail)	252	8,082
J.P. Morgan Chase & Co. (Diversified Financial Services)	4,270	191,894
Jabil Circuit, Inc. (Electronics)	210	4,244
Jacobs Engineering Group, Inc.* (Engineering & Construction)	140	7,192
Janus Capital Group, Inc. (Diversified Financial Services)	196	2,530
JDS Uniphase Corp.* (Telecommunications)	238	4,039
JM Smucker Co. (Food)	126	7,832
Johnson & Johnson (Healthcare-Products)	2,996	179,071
Johnson Controls, Inc. (Auto Parts & Equipment)	742	28,485
Juniper Networks, Inc.* (Telecommunications)	574	21,307
Kellogg Co. (Food)	280	14,084
KeyCorp (Banks)	966	8,597
Kimberly-Clark Corp. (Household Products/Wares)	448	28,999
Kimco Realty Corp. (REIT)	448	8,104
KLA-Tencor Corp. (Semiconductors)	182	8,023
Kohls Corp.* (Retail)	336	17,062
Kraft Foods, Inc. (Food)	1,904	58,205
Kroger Co. (Food)	700	14,980
L-3 Communications Holdings, Inc. (Aerospace/Defense)	126	9,860
Laboratory Corp. of America Holdings* (Healthcare-Services)	112	10,070
Legg Mason, Inc. (Diversified Financial Services)	168	5,566
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	154	3,470
Lennar Corp.—Class A (Home Builders)	168	3,252
Leucadia National Corp. (Holding Companies-Diversified)	210	6,829

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
Lexmark International, Inc.—Class A* (Computers)	84	$2,927
Life Technologies Corp.* (Biotechnology)	210	11,401
Limited, Inc. (Retail)	294	8,597
Lincoln National Corp. (Insurance)	350	10,094
Linear Technology Corp. (Semiconductors)	252	8,767
Lockheed Martin Corp. (Aerospace/Defense)	322	25,631
Loews Corp. (Insurance)	350	14,018
Lorillard, Inc. (Agriculture)	168	12,640
Lowe’s Cos., Inc. (Retail)	1,512	37,498
LSI Logic Corp.* (Semiconductors)	672	4,160
M&T Bank Corp. (Banks)	126	10,895
Macy’s, Inc. (Retail)	462	10,695
Marathon Oil Corp. (Oil & Gas)	770	35,189
Marriott International, Inc.—Class A (Lodging)	309	12,187
Marsh & McLennan Cos., Inc. (Insurance)	588	16,393
Marshall & Ilsley Corp. (Banks)	574	4,012
Masco Corp. (Building Materials)	392	5,221
Massey Energy Co. (Coal)	112	7,040
MasterCard, Inc.—Class A (Software)	112	26,489
Mattel, Inc. (Toys/Games/Hobbies)	392	9,283
McAfee, Inc.* (Internet)	168	8,047
McCormick & Co., Inc. (Food)	140	6,188
McDonald’s Corp. (Retail)	1,148	84,573
McGraw-Hill Cos., Inc. (Media)	336	13,097
McKesson Corp. (Commercial Services)	280	21,048
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	224	12,985
MeadWestvaco Corp. (Forest Products & Paper)	182	5,211
Medco Health Solutions, Inc.* (Pharmaceuticals)	462	28,191
Medtronic, Inc. (Healthcare-Products)	1,176	45,064
MEMC Electronic Materials, Inc.* (Semiconductors)	252	2,795
Merck & Co., Inc. (Pharmaceuticals)	3,360	111,451
MetLife, Inc. (Insurance)	994	45,495
MetroPCS Communications, Inc.* (Telecommunications)	280	3,620
Microchip Technology, Inc. (Semiconductors)	210	7,659
Micron Technology, Inc.* (Semiconductors)	938	9,887
Microsoft Corp. (Software)	8,218	227,844
Molex, Inc. (Electrical Components & Equipment)	154	4,027
Molson Coors Brewing Co.—Class B (Beverages)	168	7,874
Monsanto Co. (Agriculture)	588	43,147
Monster Worldwide, Inc.* (Internet)	140	2,331
Moody’s Corp. (Commercial Services)	224	6,579
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	1,652	48,569
Motorola Mobility Holdings, Inc.* (Telecommunications)	322	8,974
Motorola Solutions, Inc.* (Telecommunications)	364	14,112
Murphy Oil Corp. (Oil & Gas)	210	13,923
Mylan Laboratories, Inc.* (Pharmaceuticals)	476	11,024
Nabors Industries, Ltd.* (Oil & Gas)	308	7,515
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	154	3,770
National Oilwell Varco, Inc. (Oil & Gas Services)	462	34,142
National Semiconductor Corp. (Semiconductors)	266	4,033
NetApp, Inc.* (Computers)	392	21,454
Netflix, Inc.* (Internet)	42	8,991
Newell Rubbermaid, Inc. (Housewares)	322	6,199
Newfield Exploration Co.* (Oil & Gas)	140	10,244
Newmont Mining Corp. (Mining)	532	29,297
News Corp.—Class A (Media)	2,492	37,430
NextEra Energy, Inc. (Electric)	448	23,950
Nicor, Inc. (Gas)	56	2,826
NIKE, Inc.—Class B (Apparel)	420	34,642
NiSource, Inc. (Electric)	308	5,735
Noble Corp. (Oil & Gas)	280	10,710
Noble Energy, Inc. (Oil & Gas)	196	17,856
Nordstrom, Inc. (Retail)	182	7,495
Norfolk Southern Corp. (Transportation)	392	23,986
Northeast Utilities System (Electric)	196	6,452
Northern Trust Corp. (Banks)	266	13,827
Northrop Grumman Corp. (Aerospace/Defense)	322	22,315
Novell, Inc.* (Software)	378	2,276
Novellus Systems, Inc.* (Semiconductors)	98	3,535
NRG Energy, Inc.* (Electric)	266	5,520
Nucor Corp. (Iron/Steel)	350	16,069
NVIDIA Corp.* (Semiconductors)	630	15,070
NYSE Euronext (Diversified Financial Services)	280	8,907
O’Reilly Automotive, Inc.* (Retail)	154	8,752
Occidental Petroleum Corp. (Oil & Gas)	882	85,272
Omnicom Group, Inc. (Advertising)	322	14,451
ONEOK, Inc. (Gas)	112	6,596
Oracle Corp. (Software)	4,228	135,423
Owens-Illinois, Inc.* (Packaging & Containers)	182	5,367
PACCAR, Inc. (Auto Manufacturers)	392	22,144
Pall Corp. (Miscellaneous Manufacturing)	126	6,982
Parker Hannifin Corp. (Miscellaneous Manufacturing)	182	16,273
Patterson Cos., Inc. (Healthcare-Products)	112	3,703
Paychex, Inc. (Commercial Services)	350	11,200
Peabody Energy Corp. (Coal)	294	18,645
People’s United Financial, Inc. (Banks)	406	5,241
Pepco Holdings, Inc. (Electric)	238	4,420
PepsiCo, Inc. (Beverages)	1,736	111,642
PerkinElmer, Inc. (Electronics)	126	3,223
Pfizer, Inc. (Pharmaceuticals)	8,736	159,170

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
PG&E Corp. (Electric)	434	$20,086
Philip Morris International, Inc. (Commercial Services)	1,974	112,992
Pinnacle West Capital Corp. (Electric)	112	4,560
Pioneer Natural Resources Co. (Oil & Gas)	126	11,990
Pitney Bowes, Inc. (Office/Business Equipment)	224	5,439
Plum Creek Timber Co., Inc. (Forest Products & Paper)	182	7,620
PNC Financial Services Group (Banks)	574	34,440
Polo Ralph Lauren Corp. (Apparel)	70	7,503
PPG Industries, Inc. (Chemicals)	182	15,339
PPL Corp. (Electric)	532	13,720
Praxair, Inc. (Chemicals)	336	31,261
Precision Castparts Corp. (Metal Fabricate/Hardware)	154	22,020
Priceline.com, Inc.* (Internet)	56	23,997
Principal Financial Group, Inc. (Insurance)	350	11,470
Procter & Gamble Co. (Cosmetics/Personal Care)	3,052	192,673
Progress Energy, Inc. (Electric)	322	14,464
Progressive Corp. (Insurance)	728	14,422
ProLogis (REIT)	616	9,191
Prudential Financial, Inc. (Insurance)	532	32,723
Public Service Enterprise Group, Inc. (Electric)	546	17,707
Public Storage, Inc. (REIT)	154	16,783
Pulte Group, Inc.* (Home Builders)	364	2,872
QEP Resources, Inc. (Oil & Gas)	196	7,965
Qualcomm, Inc. (Telecommunications)	1,764	95,485
Quanta Services, Inc.* (Commercial Services)	238	5,648
Quest Diagnostics, Inc. (Healthcare-Services)	154	8,770
Qwest Communications International, Inc. (Telecommunications)	1,904	13,576
R.R. Donnelley & Sons Co. (Commercial Services)	224	3,969
RadioShack Corp. (Retail)	126	1,909
Range Resources Corp. (Oil & Gas)	168	8,378
Raytheon Co. (Aerospace/Defense)	392	19,596
Red Hat, Inc.* (Software)	210	8,677
Regions Financial Corp. (Banks)	1,372	9,741
Republic Services, Inc. (Environmental Control)	336	10,362
Reynolds American, Inc. (Agriculture)	364	11,579
Robert Half International, Inc. (Commercial Services)	154	4,829
Rockwell Automation, Inc. (Machinery-Diversified)	154	12,476
Rockwell Collins, Inc. (Aerospace/Defense)	168	10,776
Roper Industries, Inc. (Miscellaneous Manufacturing)	98	7,614
Ross Stores, Inc. (Retail)	126	8,215
Rowan Cos., Inc.* (Oil & Gas)	140	4,799
Ryder System, Inc. (Transportation)	56	2,692
Safeway, Inc. (Food)	406	8,400
SAIC, Inc.* (Commercial Services)	322	5,336
Salesforce.com, Inc.* (Software)	126	16,272
SanDisk Corp.* (Computers)	252	11,433
Sara Lee Corp. (Food)	700	11,879
SCANA Corp. (Electric)	126	5,326
Schlumberger, Ltd. (Oil & Gas Services)	1,484	132,061
Scripps Networks Interactive—Class A (Entertainment)	98	4,557
Sealed Air Corp. (Packaging & Containers)	168	4,484
Sears Holdings Corp.* (Retail)	42	3,166
Sempra Energy (Gas)	266	13,851
Sherwin-Williams Co. (Chemicals)	98	8,304
Sigma-Aldrich Corp. (Chemicals)	126	8,020
Simon Property Group, Inc. (REIT)	322	32,667
SLM Corp.* (Diversified Financial Services)	532	7,666
Snap-on, Inc. (Hand/Machine Tools)	70	3,964
Southern Co. (Electric)	910	34,234
Southwest Airlines Co. (Airlines)	812	9,622
Southwestern Energy Co.* (Oil & Gas)	378	14,931
Spectra Energy Corp. (Pipelines)	714	18,728
Sprint Nextel Corp.* (Telecommunications)	3,262	14,744
St. Jude Medical, Inc.* (Healthcare-Products)	378	15,309
Stanley Black & Decker, Inc. (Hand/Machine Tools)	182	13,228
Staples, Inc. (Retail)	784	17,491
Starbucks Corp. (Retail)	812	25,602
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	210	12,384
State Street Corp. (Banks)	546	25,509
Stericycle, Inc.* (Environmental Control)	98	7,692
Stryker Corp. (Healthcare-Products)	378	21,758
Sunoco, Inc. (Oil & Gas)	126	5,349
SunTrust Banks, Inc. (Banks)	546	16,615
SuperValu, Inc. (Food)	238	1,735
Symantec Corp.* (Internet)	854	15,039
Sysco Corp. (Food)	644	18,766
T. Rowe Price Group, Inc. (Diversified Financial Services)	280	18,458
Target Corp. (Retail)	770	42,219
TECO Energy, Inc. (Electric)	238	4,382
Tellabs, Inc. (Telecommunications)	406	2,152
Tenet Healthcare Corp.* (Healthcare-Services)	532	3,538
Teradata Corp.* (Computers)	182	7,824
Teradyne, Inc.* (Semiconductors)	196	3,269
Tesoro Petroleum Corp.* (Oil & Gas)	154	2,965
Texas Instruments, Inc. (Semiconductors)	1,288	43,676
Textron, Inc. (Miscellaneous Manufacturing)	294	7,729
The AES Corp.* (Electric)	728	9,027
The Charles Schwab Corp. (Diversified Financial Services)	1,078	19,458
The Dow Chemical Co. (Chemicals)	1,260	44,705
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	126	10,143
The Gap, Inc. (Retail)	476	9,173

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2011
(unaudited)

	Shares		Value

Common Stocks, continued
The Goldman Sachs Group, Inc. (Diversified Financial Services)	560		$91,627
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	266		3,160
The Hershey Co. (Food)	168		7,844
The Travelers Cos., Inc. (Insurance)	504		28,355
The Williams Cos., Inc. (Pipelines)	644		17,382
Thermo Fisher Scientific, Inc.* (Electronics)	434		24,855
Tiffany & Co. (Retail)	140		8,138
Time Warner Cable, Inc. (Media)	392		26,589
Time Warner, Inc. (Media)	1,204		37,866
Titanium Metals Corp.* (Mining)	98		1,847
TJX Cos., Inc. (Retail)	434		20,567
Torchmark Corp. (Insurance)	84		5,233
Total System Services, Inc. (Software)	182		3,169
Tyco International, Ltd. (Miscellaneous Manufacturing)	532		23,850
Tyson Foods, Inc.—Class A (Food)	322		5,297
U.S. Bancorp (Banks)	2,100		56,700
Union Pacific Corp. (Transportation)	532		50,343
United Parcel Service, Inc.—Class B (Transportation)	1,078		77,206
United States Steel Corp. (Iron/Steel)	154		8,881
United Technologies Corp. (Aerospace/Defense)	1,008		81,950
UnitedHealth Group, Inc. (Healthcare-Services)	1,204		49,424
UnumProvident Corp. (Insurance)	350		8,729
Urban Outfitters, Inc.* (Retail)	140		4,735
V.F. Corp. (Apparel)	98		8,107
Valero Energy Corp. (Oil & Gas)	616		15,622
Varian Medical Systems, Inc.* (Healthcare-Products)	126		8,514
Ventas, Inc. (REIT)	168		9,317
VeriSign, Inc. (Internet)	182		6,124
Verizon Communications, Inc. (Telecommunications)	3,080		109,710
Viacom, Inc.—Class B (Media)	658		27,340
Visa, Inc.—Class A (Commercial Services)	532		37,160
Vornado Realty Trust (REIT)	182		16,032
Vulcan Materials Co. (Building Materials)	140		5,958
W.W. Grainger, Inc. (Distribution/Wholesale)	70		9,203
Wal-Mart Stores, Inc. (Retail)	2,142		120,102
Walgreen Co. (Retail)	1,008		40,764
Walt Disney Co. (Media)	2,072		80,539
Washington Post Co.—Class B (Media)	14		5,997
Waste Management, Inc. (Environmental Control)	518		19,617
Waters Corp.* (Electronics)	98		7,486
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	140		7,633
WellPoint, Inc.* (Healthcare-Services)	434		26,960
Wells Fargo & Co. (Banks)	5,726		185,637
Western Digital Corp.* (Computers)	252		8,573
Western Union Co. (Commercial Services)	714		14,480
Weyerhaeuser Co. (Forest Products & Paper)	588		13,630
Whirlpool Corp. (Home Furnishings)	84		7,182
Whole Foods Market, Inc. (Food)	154		7,963
Windstream Corp. (Telecommunications)	532		6,815
Wisconsin Energy Corp. (Electric)	126		7,597
Wyndham Worldwide Corp. (Lodging)	196		5,513
Wynn Resorts, Ltd. (Lodging)	84		9,772
Xcel Energy, Inc. (Electric)	504		11,879
Xerox Corp. (Office/Business Equipment)	1,512		16,057
Xilinx, Inc. (Semiconductors)	280		9,016
XL Group PLC (Insurance)	350		8,022
Yahoo!, Inc.* (Internet)	1,428		23,019
YUM! Brands, Inc. (Retail)	518		24,222
Zimmer Holdings, Inc.* (Healthcare-Products)	210		12,424
Zions Bancorp (Banks)	196		4,622

TOTAL COMMON STOCKS
(Cost $5,045,511)			12,764,533

Rights/Warrants(NM)
American International Group, Inc. (Diversified Financial Services)	—	(a)	3

TOTAL RIGHTS/WARRANTS
(Cost $4)			3

	Principal
	Amount		Value

Repurchase Agreements (61.5%)
Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,007,008 (Collateralized by $2,029,600 U.S. Treasury Notes, 1.00%, 9/30/11, total value $2,047,209)	$2,007,000		$2,007,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $6,162,026 (Collateralized by $6,348,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $6,286,360)	6,162,000		6,162,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $12,051,057 (Collateralized by $12,380,000 of various Federal Home Loan Bank Securities, 1.00%, 11/18/13-3/3/14, total value $12,299,432)	12,051,000		12,051,000
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $752,003 (Collateralized by $775,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $774,025)	752,000		752,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,972,000)			20,972,000

TOTAL INVESTMENT SECURITIES
(Cost $26,017,515)—98.9%			33,736,536
Net other assets (liabilities)—1.1%			369,195

NET ASSETS—100.0%			$34,105,731

(a)	Amount is less than 0.50 a share.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $1,262,000.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2011
(unaudited)

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $8,915,113)	139	$354,508

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$8,086,418	$(84,446)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	4,367,174	(97,226)

		$(181,672)

Bull ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Advertising	$20,138	0.1%
Aerospace/Defense	268,872	0.8%
Agriculture	143,885	0.4%
Airlines	9,622	NM
Apparel	67,669	0.2%
Auto Manufacturers	87,348	0.3%
Auto Parts & Equipment	31,645	0.1%
Banks	619,156	1.8%
Beverages	308,062	0.9%
Biotechnology	133,110	0.4%
Building Materials	11,179	NM
Chemicals	226,880	0.7%
Coal	38,209	0.1%
Commercial Services	247,338	0.7%
Computers	836,412	2.5%
Cosmetics/Personal Care	256,737	0.8%
Distribution/Wholesale	26,838	0.1%
Diversified Financial Services	729,922	2.1%
Electric	392,286	1.1%
Electrical Components & Equipment	52,662	0.2%
Electronics	71,682	0.2%
Energy-Alternate Sources	8,656	NM
Engineering & Construction	20,753	0.1%
Entertainment	10,086	NM
Environmental Control	37,671	0.1%
Food	227,389	0.7%
Forest Products & Paper	40,208	0.1%
Gas	23,273	0.1%
Hand/Machine Tools	17,192	0.1%
Healthcare-Products	383,222	1.1%
Healthcare-Services	136,915	0.4%
Holding Companies-Diversified	6,829	NM
Home Builders	9,940	NM
Home Furnishings	10,214	NM
Household Products/Wares	53,760	0.2%
Housewares	6,199	NM
Insurance	498,534	1.5%
Internet	375,783	1.1%
Iron/Steel	47,415	0.1%
Leisure Time	31,274	0.1%
Lodging	39,856	0.1%
Machinery-Construction & Mining	66,549	0.2%
Machinery-Diversified	83,706	0.2%
Media	376,198	1.1%
Metal Fabricate/Hardware	22,020	0.1%
Mining	106,034	0.3%
Miscellaneous Manufacturing	534,174	1.6%
Office/Business Equipment	21,496	0.1%
Oil & Gas	1,265,898	3.7%
Oil & Gas Services	269,566	0.8%
Packaging & Containers	20,468	0.1%
Pharmaceuticals	633,260	1.9%
Pipelines	48,338	0.1%
REIT	171,915	0.5%
Real Estate	7,145	NM
Retail	727,403	2.1%
Savings & Loans	6,303	NM
Semiconductors	325,580	1.0%
Software	562,068	1.6%
Telecommunications	691,001	2.0%
Textiles	3,928	NM
Toys/Games/Hobbies	16,073	NM
Transportation	240,592	0.7%
Other**	21,341,195	62.6%

Total	$34,105,731	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks (34.2%)
1st Source Corp. (Banks)	306	$5,768
3D Systems Corp.* (Computers)	153	4,367
99 Cents Only Stores* (Retail)	357	5,319
A.M. Castle & Co.* (Metal Fabricate/Hardware)	204	3,201
A123 Systems, Inc.* (Electrical Components & Equipment)	612	5,545
AAON, Inc. (Building Materials)	153	4,120
AAR Corp.* (Aerospace/Defense)	306	8,198
Abaxis, Inc.* (Healthcare-Products)	255	6,719
ABIOMED, Inc.* (Healthcare-Products)	255	2,499
ABM Industries, Inc. (Commercial Services)	408	10,486
AboveNet, Inc. (Internet)	153	9,113
Abraxas Petroleum Corp.* (Oil & Gas)	612	2,931
Acacia Research Corp.* (Media)	255	6,222
Acadia Realty Trust (REIT)	102	1,885
Accelrys, Inc.* (Software)	510	4,192
Acco Brands Corp.* (Household Products/Wares)	561	4,606
Accuray, Inc.* (Healthcare-Products)	765	6,548
ACI Worldwide, Inc.* (Software)	306	8,106
Acme Packet, Inc.* (Telecommunications)	357	19,199
Acorda Therapeutics, Inc.* (Biotechnology)	357	7,836
Actuant Corp. — Class A (Miscellaneous Manufacturing)	561	15,557
Acuity Brands, Inc. (Miscellaneous Manufacturing)	306	16,891
Acxiom Corp.* (Software)	561	9,666
Administaff, Inc. (Commercial Services)	204	5,777
ADTRAN, Inc. (Telecommunications)	459	18,879
Advance America Cash Advance Centers, Inc. (Commercial Services)	765	4,682
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	306	4,726
Advent Software, Inc.* (Software)	204	6,030
Advisory Board Co.* (Commercial Services)	102	5,045
Aerovironment, Inc.* (Aerospace/Defense)	102	2,876
AFC Enterprises, Inc.* (Retail)	255	3,799
Affymetrix, Inc.* (Biotechnology)	612	2,968
Air Methods Corp.* (Healthcare-Services)	102	5,226
Air Transport Services Group, Inc.* (Transportation)	612	4,529
Aircastle, Ltd. (Trucking & Leasing)	561	5,958
AirTran Holdings, Inc.* (Airlines)	1,071	7,915
Akorn, Inc.* (Pharmaceuticals)	510	2,550
Alaska Air Group, Inc.* (Airlines)	255	15,106
Alaska Communications Systems Group, Inc. (Telecommunications)	459	4,223
Albany International Corp. — Class A (Machinery-Diversified)	204	4,600
Align Technology, Inc.* (Healthcare-Products)	459	9,561
Alkermes, Inc.* (Pharmaceuticals)	816	10,535
Allegiant Travel Co. (Airlines)	102	4,747
ALLETE, Inc. (Electric)	306	11,294
Alliance One International, Inc.* (Agriculture)	867	3,321
Allied Nevada Gold Corp.* (Mining)	612	16,181
Allos Therapeutics, Inc.* (Pharmaceuticals)	816	2,742
Almost Family, Inc.* (Healthcare-Services)	102	3,406
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	357	3,686
Alterra Capital Holdings, Ltd. (Insurance)	765	16,486
Altra Holdings, Inc.* (Machinery-Diversified)	255	5,332
AMAG Pharmaceuticals, Inc.* (Biotechnology)	153	2,723
AMCOL International Corp. (Mining)	255	7,630
Amedisys, Inc.* (Healthcare-Services)	255	8,693
AMERCO* (Trucking & Leasing)	51	4,642
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	459	6,564
American Campus Communities, Inc. (REIT)	357	11,545
American Capital Agency Corp. (REIT)	357	10,242
American Capital, Ltd.* (Investment Companies)	2,601	21,250
American Equity Investment Life Holding Co. (Insurance)	612	7,760
American Greetings Corp. — Class A (Household Products/Wares)	357	7,758
American Medical Systems Holdings, Inc.* (Healthcare-Products)	561	10,951
American Public Education, Inc.* (Commercial Services)	153	5,135
American Science & Engineering, Inc. (Electronics)	51	4,437
American States Water Co. (Water)	204	6,936
American Superconductor Corp.* (Electrical Components & Equipment)	408	11,126
AMERIGROUP Corp.* (Healthcare-Services)	408	21,367
Amerisafe, Inc.* (Insurance)	255	4,542
Ameristar Casinos, Inc. (Lodging)	255	3,917
Ameron International Corp. (Miscellaneous Manufacturing)	102	7,035
Amkor Technology, Inc.* (Semiconductors)	765	6,227
AmSurg Corp.* (Healthcare-Services)	306	6,447
AmTrust Financial Services, Inc. (Insurance)	153	2,832
ANADIGICS, Inc.* (Semiconductors)	561	3,832
Analogic Corp. (Electronics)	153	7,814
Anaren, Inc.* (Telecommunications)	153	3,143
Ancestry.com, Inc.* (Internet)	153	5,447

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
AngioDynamics, Inc.* (Healthcare-Products)	255	$4,130
Anixter International, Inc. (Telecommunications)	204	12,907
AnnTaylor Stores Corp.* (Retail)	459	10,153
Anworth Mortgage Asset Corp. (REIT)	816	5,606
Apco Oil & Gas International, Inc. (Oil & Gas)	102	6,349
Apogee Enterprises, Inc. (Building Materials)	204	2,609
Apollo Investment Corp. (Investment Companies)	1,683	19,851
Applied Industrial Technologies, Inc. (Machinery-Diversified)	306	9,688
Applied Micro Circuits Corp.* (Semiconductors)	510	5,018
Applied Signal Technology, Inc. (Telecommunications)	102	3,877
Approach Resources, Inc.* (Oil & Gas)	153	4,081
Arbitron, Inc. (Commercial Services)	204	8,505
Arch Chemicals, Inc. (Chemicals)	204	7,393
Ardea Biosciences, Inc.* (Pharmaceuticals)	204	5,410
Argo Group International Holdings, Ltd. (Insurance)	255	9,083
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,224	7,803
Ariba, Inc.* (Internet)	714	20,056
Arkansas Best Corp. (Transportation)	204	5,212
Arris Group, Inc.* (Telecommunications)	969	12,093
ArthroCare Corp.* (Healthcare-Products)	255	7,137
Artio Global Investors, Inc. (Diversified Financial Services)	255	3,736
Aruba Networks, Inc.* (Telecommunications)	612	13,189
ArvinMeritor, Inc.* (Auto Parts & Equipment)	714	15,608
Asbury Automotive Group, Inc.* (Retail)	255	4,695
Ascena Retail Group, Inc.* (Retail)	510	13,826
Ascent Media Corp. — Class A* (Entertainment)	102	3,880
Ashford Hospitality Trust* (REIT)	408	3,978
Aspen Technology, Inc.* (Software)	459	6,495
Assisted Living Concepts, Inc. — Class A* (Healthcare-Services)	153	5,037
Associated Estates Realty Corp. (REIT)	357	5,287
Astec Industries, Inc.* (Machinery-Construction & Mining)	153	4,605
Astoria Financial Corp. (Savings & Loans)	663	9,441
athenahealth, Inc.* (Software)	255	10,950
Atlantic Tele-Network, Inc. (Environmental Control)	102	3,810
Atlas Air Worldwide Holdings, Inc.* (Transportation)	204	10,365
ATMI, Inc.* (Semiconductors)	255	5,253
ATP Oil & Gas Corp.* (Oil & Gas)	357	6,055
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	357	8,100
AVANIR Pharmaceuticals, Inc. — Class A* (Pharmaceuticals)	765	3,098
Aviat Networks, Inc.* (Telecommunications)	663	3,441
Avid Technology, Inc.* (Software)	357	5,944
Avis Budget Group, Inc.* (Commercial Services)	867	11,999
Avista Corp. (Electric)	306	6,931
Axcelis Technologies, Inc.* (Semiconductors)	969	3,362
AXT, Inc.* (Semiconductors)	306	3,314
AZZ, Inc. (Miscellaneous Manufacturing)	102	4,089
B&G Foods, Inc. — Class A (Food)	510	6,849
Badger Meter, Inc. (Electronics)	102	4,181
Balchem Corp. (Chemicals)	204	6,865
Banco Latinoamericano de Comercio Exterior, S.A. — Class E (Banks)	204	3,527
Bank of the Ozarks, Inc. (Banks)	102	4,399
Barnes & Noble, Inc. (Retail)	306	4,819
Barnes Group, Inc. (Miscellaneous Manufacturing)	459	9,097
Basic Energy Services, Inc.* (Oil & Gas Services)	153	2,794
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	408	7,409
Beazer Homes USA, Inc.* (Home Builders)	663	3,547
Belden, Inc. (Electrical Components & Equipment)	357	12,409
Belo Corp. — Class A* (Media)	765	5,156
Benchmark Electronics, Inc.* (Electronics)	561	10,653
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	306	2,702
Berkshire Hills Bancorp, Inc. (Savings & Loans)	153	3,250
Berry Petroleum Co. — Class A (Oil & Gas)	408	19,041
BGC Partners, Inc. — Class A (Diversified Financial Services)	561	4,544
Big 5 Sporting Goods Corp. (Retail)	255	3,233
Bill Barrett Corp.* (Oil & Gas)	357	14,630
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	255	5,888
BioMed Realty Trust, Inc. (REIT)	1,020	18,207
BJ’s Restaurants, Inc.* (Retail)	204	7,207
Black Box Corp. (Telecommunications)	255	8,973
Black Hills Corp. (Electric)	306	9,489
Blackbaud, Inc. (Software)	357	9,386
Blackboard, Inc.* (Software)	255	9,909
BlackRock Kelso Capital Corp. (Investment Companies)	714	8,211
Blount International, Inc.* (Machinery-Diversified)	357	5,359
Blue Coat Systems, Inc.* (Internet)	306	8,816
Blue Nile, Inc.* (Internet)	102	5,799
Bob Evans Farms, Inc. (Retail)	255	8,027
Boise, Inc. (Forest Products & Paper)	612	5,502
Boston Private Financial Holdings, Inc. (Banks)	663	4,449

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
Bottomline Technologies, Inc.* (Diversified Financial Services)	306	$7,017
Boyd Gaming Corp.* (Lodging)	510	5,528
BPZ Resources, Inc.* (Oil & Gas)	765	4,399
Brady Corp. — Class A (Electronics)	357	11,692
Bridgepoint Education, Inc.* (Commercial Services)	153	2,794
Briggs & Stratton Corp. (Machinery-Diversified)	408	8,148
Brigham Exploration Co.* (Oil & Gas)	867	25,672
Brightpoint, Inc.* (Distribution/Wholesale)	561	5,091
Bristow Group, Inc.* (Transportation)	255	13,130
Brookline Bancorp, Inc. (Savings & Loans)	408	4,419
Brooks Automation, Inc.* (Semiconductors)	561	6,586
Brown Shoe Co., Inc. (Retail)	357	4,523
Bruker Corp.* (Healthcare-Products)	612	10,710
Brunswick Corp. (Leisure Time)	714	14,223
Brush Engineered Materials, Inc.* (Mining)	153	5,352
Buckeye Technologies, Inc. (Forest Products & Paper)	357	8,982
Buffalo Wild Wings, Inc.* (Retail)	153	6,697
Cabela’s, Inc.* (Retail)	357	8,889
Cabot Microelectronics Corp.* (Chemicals)	204	9,202
CACI International, Inc. — Class A* (Computers)	204	11,320
Cal Dive International, Inc.* (Oil & Gas Services)	867	5,323
Cal-Maine Foods, Inc. (Food)	102	2,893
Calgon Carbon Corp.* (Environmental Control)	459	6,545
California Pizza Kitchen, Inc.* (Retail)	102	1,633
California Water Service Group (Water)	153	5,584
Callaway Golf Co. (Leisure Time)	714	5,248
Campus Crest Communities, Inc. (REIT)	255	3,366
Cantel Medical Corp. (Healthcare-Products)	153	3,257
Capella Education Co.* (Commercial Services)	102	5,839
Capital Gold Corp.* (Mining)	663	3,176
Capital Lease Funding, Inc. (REIT)	765	4,223
Capital Southwest Corp. (Investment Companies)	51	4,975
Capstead Mortgage Corp. (REIT)	561	7,130
CARBO Ceramics, Inc. (Oil & Gas Services)	153	17,619
Cardinal Financial Corp. (Banks)	408	4,488
Cardtronics, Inc.* (Commercial Services)	255	4,358
Carrizo Oil & Gas, Inc.* (Oil & Gas)	255	8,632
Carter’s, Inc.* (Apparel)	459	12,714
Cascade Corp. (Machinery-Diversified)	102	4,801
Casey’s General Stores, Inc. (Retail)	255	10,835
Cash America International, Inc. (Retail)	255	10,259
Cass Information Systems, Inc. (Banks)	153	5,546
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	306	13,280
Cathay Bancorp, Inc. (Banks)	612	10,594
Cavco Industries, Inc.* (Home Builders)	51	2,101
Cavium Networks, Inc.* (Semiconductors)	306	12,099
Cbeyond, Inc.* (Telecommunications)	204	2,989
CBL & Associates Properties, Inc. (REIT)	1,020	17,401
CEC Entertainment, Inc.* (Retail)	204	7,538
Cedar Shopping Centers, Inc. (REIT)	816	4,937
Celadon Group, Inc.* (Transportation)	204	2,989
Celera Corp.* (Biotechnology)	867	5,362
Centene Corp.* (Healthcare-Services)	408	11,310
Central Garden & Pet Co. — Class A* (Household Products/Wares)	612	5,802
Century Aluminum Co.* (Mining)	561	8,342
Cenveo, Inc.* (Commercial Services)	510	2,744
Cepheid, Inc.* (Healthcare-Products)	510	12,118
Ceradyne, Inc.* (Miscellaneous Manufacturing)	204	7,228
CEVA, Inc.* (Semiconductors)	204	4,931
CH Energy Group, Inc. (Electric)	102	4,958
Charming Shoppes, Inc.* (Retail)	1,224	3,807
Chart Industries, Inc.* (Machinery-Diversified)	255	9,262
Checkpoint Systems, Inc.* (Electronics)	306	6,325
Cheesecake Factory, Inc.* (Retail)	459	13,545
Chemed Corp. (Commercial Services)	255	15,869
Chemical Financial Corp. (Banks)	459	9,529
Cheniere Energy, Inc.* (Oil & Gas)	510	3,728
Chesapeake Utilities Corp. (Oil & Gas Services)	102	3,988
Chiquita Brands International, Inc.* (Food)	408	6,291
Churchill Downs, Inc. (Entertainment)	204	8,448
Cincinnati Bell, Inc.* (Telecommunications)	1,581	4,506
Cinemark Holdings, Inc. (Entertainment)	408	6,916
CIRCOR International, Inc. (Metal Fabricate/Hardware)	153	6,180
Cirrus Logic, Inc.* (Semiconductors)	561	11,798
Citi Trends, Inc.* (Retail)	153	3,504
City Holding Co. (Banks)	102	3,550
Clarcor, Inc. (Miscellaneous Manufacturing)	408	17,617
Clayton Williams Energy, Inc.* (Oil & Gas)	51	4,521
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	408	4,843
Clean Harbors, Inc.* (Environmental Control)	204	18,368
Clearwater Paper Corp.* (Forest Products & Paper)	102	8,066
Cleco Corp. (Electric)	255	7,971
Cloud Peak Energy, Inc.* (Coal)	255	5,806
See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
CNA Surety Corp.* (Insurance)	153	$3,677
CNO Financial Group, Inc.* (Insurance)	1,734	10,976
Coeur d’Alene Mines Corp.* (Mining)	714	16,693
Cogent Communications Group, Inc.* (Internet)	408	5,565
Cognex Corp. (Machinery-Diversified)	306	9,590
Cohen & Steers, Inc. (Diversified Financial Services)	153	4,331
Coherent, Inc.* (Electronics)	255	13,655
Cohu, Inc. (Semiconductors)	255	3,810
Coinstar, Inc.* (Commercial Services)	255	10,554
Colfax Corp.* (Miscellaneous Manufacturing)	306	5,704
Collective Brands, Inc.* (Retail)	510	10,384
Colonial Properties Trust (REIT)	663	12,723
Colony Financial, Inc. (REIT)	204	4,121
Columbia Banking System, Inc. (Banks)	459	9,226
Columbia Sportswear Co. (Apparel)	102	6,220
Columbus McKinnon Corp. NY* (Machinery-Diversified)	204	3,441
Comfort Systems USA, Inc. (Building Materials)	357	4,545
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	204	3,293
Community Bank System, Inc. (Banks)	306	7,736
Community Trust Bancorp, Inc. (Banks)	153	4,423
Commvault Systems, Inc.* (Software)	306	9,452
Compass Diversified Holdings (Holding Companies-Diversified)	459	7,922
Compellent Technologies, Inc.* (Computers)	204	5,657
Complete Production Services, Inc.* (Oil & Gas Services)	612	17,099
Computer Programs & Systems, Inc. (Software)	102	5,294
comScore, Inc.* (Internet)	204	4,888
Comtech Telecommunications Corp. (Telecommunications)	255	7,155
Conceptus, Inc.* (Healthcare-Products)	255	3,444
Concur Technologies, Inc.* (Software)	306	15,615
CONMED Corp.* (Healthcare-Products)	306	7,990
Consolidated Communications Holdings, Inc. (Telecommunications)	561	9,958
Consolidated Graphics, Inc.* (Commercial Services)	102	5,105
Constant Contact, Inc.* (Internet)	204	5,710
Contango Oil & Gas Co. (Oil & Gas)	102	5,916
Contango ORE, Inc.* (Metal Fabricate/Hardware)	0	2
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	459	10,493
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	102	3,452
Corinthian Colleges, Inc.* (Commercial Services)	663	3,501
CorVel Corp.* (Commercial Services)	102	5,149
CoStar Group, Inc.* (Commercial Services)	204	11,481
Cousins Properties, Inc. (REIT)	816	6,952
Cracker Barrel Old Country Store, Inc. (Retail)	204	10,502
Credit Acceptance Corp.* (Diversified Financial Services)	51	2,884
Crocs, Inc.* (Apparel)	714	11,702
Crosstex Energy, Inc. (Oil & Gas)	459	3,883
CSG Systems International, Inc.* (Software)	306	5,952
CTS Corp. (Electronics)	459	5,205
Cubic Corp. (Electronics)	153	7,459
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	561	12,308
Curtiss-Wright Corp. (Aerospace/Defense)	357	12,388
CVB Financial Corp. (Banks)	714	5,912
CVR Energy, Inc.* (Oil & Gas)	306	5,300
Cyberonics, Inc.* (Healthcare-Products)	255	8,351
Cymer, Inc.* (Electronics)	204	9,912
Cypress Sharpridge Investments, Inc. (REIT)	306	3,993
Daktronics, Inc. (Electronics)	255	3,894
Dana Holding Corp.* (Auto Parts & Equipment)	1,122	20,106
Danvers Bancorp, Inc. (Savings & Loans)	357	7,697
Darling International, Inc.* (Environmental Control)	663	8,984
DCT Industrial Trust, Inc. (REIT)	1,530	8,476
DealerTrack Holdings, Inc.* (Internet)	306	6,048
Deckers Outdoor Corp.* (Apparel)	306	22,457
Delcath Systems, Inc.* (Healthcare-Products)	408	3,860
Delphi Financial Group, Inc. — Class A (Insurance)	459	13,210
Deltic Timber Corp. (Forest Products & Paper)	102	6,119
Deluxe Corp. (Commercial Services)	459	11,223
Denny’s Corp.* (Retail)	969	3,663
DepoMed, Inc.* (Pharmaceuticals)	561	4,701
Dex One Corp.* (Media)	408	2,244
Dexcom, Inc.* (Healthcare-Products)	561	7,913
DG Fastchannel, Inc.* (Media)	204	5,592
Diamond Foods, Inc. (Food)	153	7,615
DiamondRock Hospitality Co.* (REIT)	1,224	14,847
Digital River, Inc.* (Internet)	306	9,712
DigitalGlobe, Inc.* (Telecommunications)	255	7,831
Dillards, Inc. — Class A (Retail)	306	12,154
Dime Community Bancshares, Inc. (Savings & Loans)	306	4,614
DineEquity, Inc.* (Retail)	153	7,892
Diodes, Inc.* (Semiconductors)	255	6,564
Dionex Corp.* (Electronics)	153	18,051
Dole Food Co., Inc.* (Food)	306	4,278
Dollar Financial Corp.* (Commercial Services)	204	6,249

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	204	$9,898
Domino’s Pizza, Inc.* (Retail)	357	5,855
Dorman Products, Inc.* (Auto Parts & Equipment)	102	3,281
Drew Industries, Inc. (Building Materials)	204	4,818
Dril-Quip, Inc.* (Oil & Gas Services)	255	19,666
DSW, Inc. — Class A* (Retail)	102	3,396
DTS, Inc.* (Home Furnishings)	153	6,857
Duff & Phelps Corp. — Class A (Diversified Financial Services)	255	4,325
DuPont Fabros Technology, Inc. (REIT)	306	7,014
Durect Corp.* (Pharmaceuticals)	1,377	4,296
Dycom Industries, Inc.* (Engineering & Construction)	306	4,917
Dynavax Technologies Corp.* (Biotechnology)	969	2,907
Dynegy, Inc.* (Electric)	765	4,812
E.W. Scripps Co.* (Media)	459	4,168
Eagle Bulk Shipping, Inc.* (Transportation)	663	2,712
EarthLink, Inc. (Internet)	714	6,090
EastGroup Properties, Inc. (REIT)	204	8,892
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,142	7,840
Ebix, Inc.* (Software)	204	4,600
Echelon Corp.* (Computers)	306	2,785
Education Realty Trust, Inc. (REIT)	357	2,785
eHealth, Inc.* (Insurance)	204	2,468
El Paso Electric Co.* (Electric)	306	8,247
Electro Scientific Industries, Inc.* (Electronics)	306	5,101
Electronics for Imaging, Inc.* (Computers)	459	6,876
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	204	5,220
EMCOR Group, Inc.* (Engineering & Construction)	510	15,443
Emergent Biosolutions, Inc.* (Biotechnology)	204	4,333
Emeritus Corp.* (Healthcare-Services)	204	3,896
Empire District Electric Co. (Electric)	357	7,683
Employers Holdings, Inc. (Insurance)	306	5,138
EMS Technologies, Inc.* (Telecommunications)	255	4,674
Emulex Corp.* (Semiconductors)	561	6,401
Encore Capital Group, Inc.* (Diversified Financial Services)	102	2,321
Encore Wire Corp. (Electrical Components & Equipment)	153	3,434
Endeavour International Corp.* (Oil & Gas)	204	2,546
Endologix, Inc.* (Healthcare-Products)	510	2,973
Energy Partners, Ltd.* (Oil & Gas)	306	4,924
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	561	16,162
EnergySolutions, Inc. (Environmental Control)	663	3,925
EnerNOC, Inc.* (Electric)	153	3,981
EnerSys* (Electrical Components & Equipment)	357	11,717
Ennis, Inc. (Household Products/Wares)	306	5,089
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	204	8,468
Enstar Group, Ltd.* (Insurance)	102	8,443
Entegris, Inc.* (Semiconductors)	1,071	8,193
Entertainment Properties Trust (REIT)	357	16,433
Entropic Communications, Inc.* (Semiconductors)	510	5,595
Enzon Pharmaceuticals, Inc.* (Biotechnology)	561	6,283
Epicor Software Corp.* (Software)	510	5,284
EPIQ Systems, Inc. (Software)	306	3,932
Equity Lifestyle Properties, Inc. (REIT)	204	11,604
Equity One, Inc. (REIT)	255	4,756
eResearchTechnology, Inc.* (Internet)	459	2,951
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	204	7,401
Esterline Technologies Corp.* (Aerospace/Defense)	255	18,151
Ethan Allen Interiors, Inc. (Home Furnishings)	255	5,712
Euronet Worldwide, Inc.* (Commercial Services)	357	6,530
Evercore Partners, Inc. — Class A (Diversified Financial Services)	153	4,942
Exelixis, Inc.* (Biotechnology)	918	7,959
Exide Technologies* (Electrical Components & Equipment)	663	6,371
Exlservice Holdings, Inc.* (Commercial Services)	204	3,888
Exponent, Inc.* (Commercial Services)	153	5,618
Express, Inc. (Retail)	153	2,662
Extra Space Storage, Inc. (REIT)	663	12,749
EZCORP, Inc. — Class A* (Retail)	357	9,603
F.N.B. Corp. (Banks)	816	8,242
Fair Isaac Corp. (Software)	357	9,061
FARO Technologies, Inc.* (Electronics)	153	4,639
FBL Financial Group, Inc. — Class A (Insurance)	204	5,673
Federal Signal Corp. (Miscellaneous Manufacturing)	612	4,260
FEI Co.* (Electronics)	306	8,338
FelCor Lodging Trust, Inc.* (REIT)	969	6,812
Ferro Corp.* (Chemicals)	714	11,010
Fifth Street Finance Corp. (Investment Companies)	714	9,411
Finisar Corp.* (Telecommunications)	561	18,681
First American Financial Corp. (Insurance)	867	13,447
First Cash Financial Services, Inc.* (Retail)	204	6,730
First Commonwealth Financial Corp. (Banks)	918	5,903
First Financial Bancorp (Banks)	459	7,757
First Financial Bankshares, Inc. (Banks)	204	10,061
First Financial Corp. (Banks)	153	4,824

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
First Industrial Realty Trust, Inc.* (REIT)	561	$5,733
First Midwest Bancorp, Inc. (Banks)	561	6,558
First Potomac Realty Trust (REIT)	408	6,569
FirstMerit Corp. (Banks)	765	14,015
Flagstone Reinsurance Holdings S.A. (Insurance)	561	6,878
Flushing Financial Corp. (Savings & Loans)	255	3,634
Force Protection, Inc.* (Auto Manufacturers)	714	3,956
Forestar Group, Inc.* (Real Estate)	357	6,662
FormFactor, Inc.* (Semiconductors)	408	3,488
Forrester Research, Inc. (Commercial Services)	153	5,453
Fortinet, Inc.* (Computers)	306	11,766
Forward Air Corp. (Transportation)	204	5,694
FPIC Insurance Group, Inc.* (Insurance)	102	3,648
Franklin Electric Co., Inc. (Hand/Machine Tools)	204	8,380
Franklin Street Properties Corp. (REIT)	612	9,174
Fred’s, Inc. (Retail)	510	6,849
Freightcar America, Inc. (Miscellaneous Manufacturing)	153	4,364
Fresh Del Monte Produce, Inc. (Food)	306	8,094
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	153	3,983
Fuller (H.B.) Co. (Chemicals)	408	9,298
G & K Services, Inc. (Textiles)	204	6,391
G-III Apparel Group, Ltd.* (Apparel)	102	3,559
GAMCO Investors, Inc. — Class A (Diversified Financial Services)	102	4,537
Gaylord Entertainment Co.* (Lodging)	255	8,502
Genco Shipping & Trading, Ltd.* (Transportation)	255	2,948
GenCorp, Inc.* (Aerospace/Defense)	663	3,401
Generac Holdings, Inc.* (Electrical Components & Equipment)	204	3,040
General Communication, Inc. — Class A* (Telecommunications)	510	6,176
General Moly, Inc.* (Mining)	561	2,855
Genesco, Inc.* (Retail)	204	7,575
Genesee & Wyoming, Inc. — Class A* (Transportation)	306	15,835
Genomic Health, Inc.* (Healthcare-Products)	102	2,272
Genoptix, Inc.* (Healthcare-Services)	153	3,819
Gentiva Health Services, Inc.* (Healthcare-Services)	255	5,870
GeoEye, Inc.* (Telecommunications)	204	8,144
Georgia Gulf Corp.* (Chemicals)	306	8,149
Geron Corp.* (Biotechnology)	1,071	5,248
Getty Realty Corp. (REIT)	153	4,443
GFI Group, Inc. (Diversified Financial Services)	663	3,395
Gibraltar Industries, Inc.* (Iron/Steel)	357	3,938
Glacier Bancorp, Inc. (Banks)	561	7,916
Glatfelter (Forest Products & Paper)	357	4,295
Glimcher Realty Trust (REIT)	714	6,290
Global Crossing, Ltd.* (Telecommunications)	306	4,079
Global Industries, Ltd.* (Oil & Gas Services)	969	7,767
Globe Specialty Metals, Inc. (Mining)	510	9,364
Golar LNG, Ltd. (Transportation)	357	6,230
Golden Star Resources, Ltd.* (Mining)	2,091	7,716
Goodrich Petroleum Corp.* (Oil & Gas)	204	4,329
Government Properties Income Trust (REIT)	204	5,284
GrafTech International, Ltd.* (Electrical Components & Equipment)	867	18,207
Grand Canyon Education, Inc.* (Commercial Services)	255	4,613
Granite Construction, Inc. (Engineering & Construction)	255	6,589
Graphic Packaging Holding Co.* (Packaging & Containers)	1,173	5,572
Great Lakes Dredge & Dock Co. (Commercial Services)	510	4,238
Greatbatch, Inc.* (Electrical Components & Equipment)	204	4,804
Greenlight Capital Re, Ltd. — Class A* (Insurance)	306	8,651
Griffon Corp.* (Miscellaneous Manufacturing)	459	5,343
Group 1 Automotive, Inc. (Retail)	204	7,719
GSI Commerce, Inc.* (Internet)	510	11,750
GT Solar International, Inc.* (Semiconductors)	510	5,633
Gulf Island Fabrication, Inc. (Oil & Gas Services)	153	4,143
GulfMark Offshore, Inc. — Class A* (Transportation)	204	7,844
Gulfport Energy Corp.* (Oil & Gas)	255	6,105
H&E Equipment Services, Inc.* (Commercial Services)	357	4,148
Haemonetics Corp.* (Healthcare-Products)	204	12,105
Halozyme Therapeutics, Inc.* (Biotechnology)	816	5,443
Hancock Holding Co. (Banks)	255	8,364
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	204	4,192
Harleysville Group, Inc. (Insurance)	153	5,405
Harmonic, Inc.* (Telecommunications)	969	8,178
Harte-Hanks, Inc. (Advertising)	357	4,452
Harvest Natural Resources, Inc.* (Oil & Gas)	255	2,836
Hatteras Financial Corp. (REIT)	408	11,661
Hawaiian Holdings, Inc.* (Airlines)	459	3,392
Hawkins, Inc. (Chemicals)	102	4,006
Haynes International, Inc. (Metal Fabricate/Hardware)	102	4,969
Healthcare Realty Trust, Inc. (REIT)	408	8,568
Healthcare Services Group, Inc. (Commercial Services)	511	8,094
HEALTHSOUTH Corp.* (Healthcare-Services)	765	17,304

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
HealthSpring, Inc.* (Healthcare-Services)	459	$13,949
Healthways, Inc.* (Healthcare-Services)	306	3,663
Heartland Express, Inc. (Transportation)	306	4,904
Heartland Payment Systems, Inc. (Commercial Services)	408	6,446
HeartWare International, Inc.* (Healthcare-Products)	102	9,487
Heckmann Corp.* (Beverages)	714	3,449
Hecla Mining Co.* (Mining)	1,989	17,901
HEICO Corp. (Aerospace/Defense)	255	13,334
Heidrick & Struggles International, Inc. (Commercial Services)	153	4,099
Helen of Troy, Ltd.* (Household Products/Wares)	255	7,158
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	867	10,751
Hercules Offshore, Inc.* (Oil & Gas Services)	1,071	3,545
Hercules Technology Growth Capital, Inc. (Investment Companies)	459	4,819
Herman Miller, Inc. (Office Furnishings)	459	11,076
Hersha Hospitality Trust (REIT)	1,275	8,402
Hexcel Corp.* (Aerospace/Defense Equipment)	765	14,550
Hibbett Sports, Inc.* (Retail)	204	6,532
Highwoods Properties, Inc. (REIT)	459	15,041
Hilltop Holdings, Inc.* (Real Estate)	255	2,502
Hittite Microwave Corp.* (Semiconductors)	204	12,195
HMS Holdings Corp.* (Commercial Services)	255	16,407
HNI Corp. (Office Furnishings)	408	12,379
Home Bancshares, Inc. (Banks)	255	5,217
Home Properties, Inc. (REIT)	255	14,198
Horace Mann Educators Corp. (Insurance)	459	7,932
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	153	3,632
Horsehead Holding Corp.* (Mining)	408	5,186
Houston American Energy Corp. (Oil & Gas)	153	2,391
HSN, Inc.* (Retail)	306	8,617
Hub Group, Inc. — Class A* (Transportation)	306	10,643
Hudson Valley Holding Corp. (Banks)	153	3,435
Hughes Communications, Inc.* (Telecommunications)	102	6,224
Huron Consulting Group, Inc.* (Commercial Services)	204	5,224
Hypercom Corp.* (Telecommunications)	357	3,192
IBERIABANK Corp. (Banks)	153	8,678
ICF International, Inc.* (Commercial Services)	204	4,917
Iconix Brand Group, Inc.* (Apparel)	561	11,136
ICU Medical, Inc.* (Healthcare-Products)	102	3,984
IDACORP, Inc. (Electric)	255	9,529
IDT Corp. — Class B (Telecommunications)	102	2,349
iGATE Corp. (Computers)	204	3,142
II-VI, Inc.* (Electronics)	204	10,074
Imation Corp.* (Computers)	306	3,091
Immucor, Inc.* (Healthcare-Products)	612	12,099
ImmunoGen, Inc.* (Biotechnology)	663	5,476
Impax Laboratories, Inc.* (Pharmaceuticals)	510	11,842
Incyte, Corp.* (Biotechnology)	765	11,276
Independent Bank Corp./MA (Banks)	204	5,545
Infinera Corp.* (Telecommunications)	714	5,237
Infinity Property & Casualty Corp. (Insurance)	102	6,093
InfoSpace, Inc.* (Internet)	459	3,755
Inland Real Estate Corp. (REIT)	765	7,099
Innophos Holdings, Inc. (Chemicals)	153	5,075
Insight Enterprises, Inc.* (Retail)	408	5,679
Insituform Technologies, Inc. — Class A* (Engineering & Construction)	306	8,418
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	663	2,619
Insulet Corp.* (Healthcare-Products)	408	6,948
Integra LifeSciences Holdings* (Biotechnology)	153	7,096
Integrated Device Technology, Inc.* (Semiconductors)	1,122	7,158
Interactive Intelligence, Inc.* (Software)	153	5,008
InterDigital, Inc. (Telecommunications)	357	17,190
Interface, Inc. — Class A (Office Furnishings)	459	7,459
Interline Brands, Inc.* (Building Materials)	357	7,579
Intermec, Inc.* (Machinery-Diversified)	459	5,214
InterMune, Inc.* (Biotechnology)	357	13,341
Internap Network Services Corp.* (Internet)	510	3,718
International Assets Holding Corp.* (Diversified Financial Services)	153	3,580
International Bancshares Corp. (Banks)	459	8,707
International Coal Group, Inc.* (Coal)	1,020	9,435
Internet Capital Group, Inc.* (Internet)	357	4,348
Interval Leisure Group, Inc.* (Leisure Time)	459	7,193
Intevac, Inc.* (Machinery-Diversified)	204	2,805
Invacare Corp. (Healthcare-Products)	255	7,048
Invesco Mortgage Capital, Inc. (REIT)	255	5,704
Investment Technology Group, Inc.* (Diversified Financial Services)	357	6,580
Investors Bancorp, Inc.* (Savings & Loans)	561	7,473
Investors Real Estate Trust (REIT)	969	8,663
ION Geophysical Corp.* (Oil & Gas Services)	969	9,215

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
IPC The Hospitalist Co.* (Healthcare-Services)	102	$3,787
IPG Photonics Corp.* (Telecommunications)	204	7,069
iRobot Corp.* (Machinery-Diversified)	204	5,508
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	918	8,354
iStar Financial, Inc.* (REIT)	714	5,662
Ixia* (Telecommunications)	357	5,616
J & J Snack Foods Corp. (Food)	102	4,332
j2 Global Communications, Inc.* (Internet)	357	9,853
Jack Henry & Associates, Inc. (Computers)	510	15,076
Jack in the Box, Inc.* (Retail)	459	10,070
Jaguar Mining, Inc.* (Mining)	714	4,255
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	357	6,173
James River Coal Co.* (Coal)	204	4,587
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	102	2,281
JDA Software Group, Inc.* (Software)	357	10,774
JetBlue Airways Corp.* (Airlines)	1,836	11,016
Jo-Ann Stores, Inc.* (Retail)	204	12,307
John Bean Technologies Corp. (Miscellaneous Manufacturing)	255	4,603
Jos. A. Bank Clothiers, Inc.* (Retail)	204	8,717
K-Swiss, Inc. — Class A* (Apparel)	408	4,692
K12, Inc.* (Commercial Services)	255	6,949
Kadant, Inc.* (Machinery-Diversified)	153	3,237
Kaiser Aluminum Corp. (Mining)	102	4,866
Kaman Corp. (Aerospace/Defense)	255	7,506
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	459	7,817
Kaydon Corp. (Metal Fabricate/Hardware)	255	9,871
KBW, Inc. (Diversified Financial Services)	357	9,550
Kelly Services, Inc. — Class A* (Commercial Services)	306	6,021
Kenexa Corp.* (Commercial Services)	204	4,231
Key Energy Services, Inc.* (Oil & Gas Services)	1,020	13,576
Kforce, Inc.* (Commercial Services)	255	4,559
Kilroy Realty Corp. (REIT)	459	17,506
Kindred Healthcare, Inc.* (Healthcare-Services)	357	6,679
KIT Digital, Inc.* (Internet)	306	4,217
Kite Realty Group Trust (REIT)	765	4,039
Knight Capital Group, Inc. — Class A* (Diversified Financial Services)	714	9,896
Knight Transportation, Inc. (Transportation)	408	7,776
Knightsbridge Tankers, Ltd. (Transportation)	204	4,899
Knoll, Inc. (Office Furnishings)	408	6,830
Knology, Inc.* (Telecommunications)	306	4,477
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,428	9,068
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	153	5,887
Korn/Ferry International* (Commercial Services)	357	8,354
Kraton Performance Polymers, Inc.* (Chemicals)	102	3,202
Krispy Kreme Doughnuts, Inc.* (Retail)	510	3,341
Kulicke & Soffa Industries, Inc.* (Semiconductors)	561	5,470
L-1 Identity Solutions, Inc.* (Electronics)	612	7,301
L.B. Foster Co. — Class A* (Metal Fabricate/Hardware)	102	4,054
La-Z-Boy, Inc.* (Home Furnishings)	561	4,668
Laclede Group, Inc. (Gas)	408	15,504
Ladish Co., Inc.* (Metal Fabricate/Hardware)	153	8,192
Lakeland Financial Corp. (Banks)	255	5,248
Lancaster Colony Corp. (Miscellaneous Manufacturing)	153	8,502
Landauer, Inc. (Commercial Services)	102	5,921
LaSalle Hotel Properties (REIT)	561	15,579
Lattice Semiconductor Corp.* (Semiconductors)	918	5,719
Lawson Software, Inc.* (Software)	1,071	10,067
Layne Christensen Co.* (Engineering & Construction)	204	6,442
Lexington Realty Trust (REIT)	867	7,343
LHC Group, Inc.* (Healthcare-Services)	153	4,070
Libbey, Inc.* (Housewares)	204	3,115
Life Time Fitness, Inc.* (Leisure Time)	357	14,237
Lindsay Manufacturing Co. (Machinery-Diversified)	102	6,638
Lions Gate Entertainment Corp.* (Entertainment)	561	3,478
Lithia Motors, Inc. — Class A (Retail)	204	2,754
Littelfuse, Inc. (Electrical Components & Equipment)	204	10,461
Live Nation, Inc.* (Commercial Services)	1,071	11,138
LivePerson, Inc.* (Computers)	408	4,476
Liz Claiborne, Inc.* (Apparel)	765	3,779
LogMeIn, Inc.* (Telecommunications)	102	3,930
Loral Space & Communications, Inc.* (Telecommunications)	102	7,596
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,020	10,241
LSB Industries, Inc.* (Miscellaneous Manufacturing)	153	4,608
LTC Properties, Inc. (REIT)	204	5,577
LTX-Credence Corp.* (Semiconductors)	408	3,617
Lufkin Industries, Inc. (Oil & Gas Services)	204	13,611
Lumber Liquidators Holdings, Inc.* (Retail)	204	5,700
Luminex Corp.* (Healthcare-Products)	357	6,062
Magellan Health Services, Inc.* (Healthcare-Services)	255	12,345
Magma Design Automation, Inc.* (Electronics)	612	3,323

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
Magnum Hunter Resources Corp.* (Oil & Gas)	459	$3,231
Maiden Holdings, Ltd. (Insurance)	612	4,896
Maidenform Brands, Inc.* (Apparel)	204	5,251
MAKO Surgical Corp.* (Healthcare-Products)	255	3,958
Manhattan Associates, Inc.* (Computers)	204	6,020
MannKind Corp.* (Pharmaceuticals)	612	2,919
ManTech International Corp. — Class A* (Software)	204	8,202
MarketAxess Holdings, Inc. (Diversified Financial Services)	204	4,107
Martek Biosciences Corp.* (Biotechnology)	255	8,010
Marten Transport, Ltd. (Transportation)	153	3,260
Masimo Corp. (Healthcare-Products)	357	10,701
MasTec, Inc.* (Telecommunications)	408	6,210
Matrix Service Co.* (Oil & Gas Services)	306	3,446
Matthews International Corp. — Class A (Miscellaneous Manufacturing)	255	9,037
MAXIMUS, Inc. (Commercial Services)	153	10,381
Maxwell Technologies, Inc.* (Computers)	255	4,590
MB Financial, Inc. (Banks)	357	7,019
MCG Capital Corp. (Investment Companies)	918	6,242
McGrath Rentcorp (Commercial Services)	255	6,436
McMoRan Exploration Co.* (Oil & Gas)	765	11,972
Meadowbrook Insurance Group, Inc. (Insurance)	663	6,292
Measurement Specialties, Inc.* (Electronics)	153	4,122
MedAssets, Inc.* (Software)	357	7,008
Mediacom Communications Corp. — Class A* (Media)	408	3,576
Medical Properties Trust, Inc. (REIT)	969	10,640
Medicis Pharmaceutical Corp. — Class A (Pharmaceuticals)	459	11,672
Medidata Solutions, Inc.* (Software)	153	3,817
Medifast, Inc.* (Commercial Services)	102	2,440
Medivation, Inc.* (Pharmaceuticals)	306	4,308
Mentor Graphics Corp.* (Computers)	867	11,041
Mercury Computer Systems, Inc.* (Computers)	204	3,852
Meridian Bioscience, Inc. (Healthcare-Products)	408	8,952
Merit Medical Systems, Inc.* (Healthcare-Products)	306	4,520
Meritage Homes Corp.* (Home Builders)	306	7,026
Metabolix, Inc.* (Miscellaneous Manufacturing)	255	2,257
Methode Electronics, Inc. (Electronics)	306	3,617
MF Global Holdings, Ltd.* (Diversified Financial Services)	867	7,179
MFA Financial, Inc. (REIT)	2,091	17,083
MGE Energy, Inc. (Electric)	204	8,303
MGIC Investment Corp.* (Insurance)	1,479	12,409
Micrel, Inc. (Semiconductors)	306	4,097
Micromet, Inc.* (Biotechnology)	1,020	6,559
Microsemi Corp.* (Semiconductors)	612	13,764
MicroStrategy, Inc. — Class A* (Software)	51	5,424
Mid-America Apartment Communities, Inc. (REIT)	204	13,005
Mine Safety Appliances Co. (Environmental Control)	306	9,541
Minerals Technologies, Inc. (Chemicals)	153	9,642
MIPS Technologies, Inc.* (Semiconductors)	408	5,067
MKS Instruments, Inc.* (Semiconductors)	408	11,714
Mobile Mini, Inc.* (Storage/Warehousing)	357	7,297
Modine Manufacturing Co.* (Auto Parts & Equipment)	408	6,732
ModusLink Global Solutions, Inc.* (Internet)	510	3,126
Molina Healthcare, Inc.* (Healthcare-Services)	204	6,255
Molycorp, Inc.* (Mining)	204	9,549
Momenta Pharmaceuticals, Inc.* (Biotechnology)	357	4,566
Monolithic Power Systems, Inc.* (Semiconductors)	255	3,741
Monro Muffler Brake, Inc. (Commercial Services)	255	8,435
Montpelier Re Holdings, Ltd. (Insurance)	561	11,136
Moog, Inc. — Class A* (Aerospace/Defense)	357	15,222
Move, Inc.* (Internet)	1,683	3,787
MTS Systems Corp. (Computers)	153	5,724
Mueller Industries, Inc. (Metal Fabricate/Hardware)	357	11,674
Mueller Water Products, Inc. — Class A (Metal Fabricate/Hardware)	1,224	4,896
MVC Capital, Inc. (Investment Companies)	204	2,840
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	102	6,340
Myers Industries, Inc. (Miscellaneous Manufacturing)	357	3,263
MYR Group, Inc.* (Engineering & Construction)	153	3,364
NACCO Industries, Inc. — Class A (Machinery-Diversified)	51	5,113
Nara Bancorp, Inc.* (Banks)	357	3,484
Nash Finch Co. (Food)	102	3,842
National CineMedia, Inc. (Entertainment)	357	6,297
National Financial Partners* (Diversified Financial Services)	357	4,527
National Health Investors, Inc. (REIT)	204	9,329
National Healthcare Corp. (Healthcare-Services)	102	4,516

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
National Penn Bancshares, Inc. (Banks)	1,071	$8,739
National Presto Industries, Inc. (Housewares)	51	6,529
National Retail Properties, Inc. (REIT)	561	13,941
National Western Life Insurance Co. — Class A (Insurance)	51	8,822
Natus Medical, Inc.* (Healthcare-Products)	255	3,840
Navigant Consulting Co.* (Commercial Services)	561	5,717
NBT Bancorp, Inc. (Banks)	612	14,186
Nektar Therapeutics* (Biotechnology)	765	8,576
Nelnet, Inc. — Class A (Diversified Financial Services)	306	6,861
Neogen Corp.* (Pharmaceuticals)	255	9,170
NETGEAR, Inc.* (Telecommunications)	255	8,837
Netlogic Microsystems, Inc.* (Semiconductors)	459	16,001
NetScout Systems, Inc.* (Computers)	306	7,014
Netspend Holdings, Inc.* (Diversified Financial Services)	255	3,647
NetSuite, Inc.* (Software)	153	4,120
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	510	3,764
Neutral Tandem, Inc.* (Telecommunications)	255	3,856
New Jersey Resources Corp. (Gas)	357	14,980
NewAlliance Bancshares, Inc. (Savings & Loans)	765	11,437
Newcastle Investment Corp.* (REIT)	561	3,759
NewMarket Corp. (Chemicals)	102	12,940
Newpark Resources, Inc.* (Oil & Gas Services)	714	4,270
Newport Corp.* (Electronics)	357	6,265
NewStar Financial, Inc.* (Diversified Financial Services)	357	3,459
NIC, Inc. (Internet)	510	5,217
Nicor, Inc. (Gas)	306	15,444
Nolan Co.* (Media)	255	3,496
Nordic American Tanker Shipping, Ltd. (Transportation)	459	11,223
Nordson Corp. (Machinery-Diversified)	255	23,539
Northern Oil & Gas, Inc.* (Oil & Gas)	459	12,655
NorthStar Realty Finance Corp. (REIT)	714	3,706
Northwest Bancshares, Inc. (Savings & Loans)	867	10,157
Northwest Natural Gas Co. (Gas)	255	11,363
NorthWestern Corp. (Electric)	255	7,201
Novatel Wireless, Inc.* (Telecommunications)	255	1,839
NPS Pharmaceuticals, Inc.* (Biotechnology)	867	8,674
NTELOS Holdings Corp. (Telecommunications)	306	6,169
Nu Skin Enterprises, Inc. (Retail)	408	12,273
Nutrisystem, Inc. (Commercial Services)	204	3,868
NuVasive, Inc.* (Healthcare-Products)	306	8,551
NxStage Medical, Inc.* (Healthcare-Products)	255	6,130
Oasis Petroleum, Inc.* (Oil & Gas)	357	11,413
Oclaro, Inc.* (Telecommunications)	408	5,663
Ocwen Financial Corp.* (Diversified Financial Services)	612	6,181
OfficeMax, Inc.* (Retail)	612	9,835
Old Dominion Freight Line, Inc.* (Transportation)	306	9,844
Old National Bancorp (Banks)	612	6,567
Olin Corp. (Chemicals)	612	11,916
OM Group, Inc.* (Chemicals)	204	7,381
OMEGA Healthcare Investors, Inc. (REIT)	714	15,908
Omnicell, Inc.* (Software)	306	4,264
OmniVision Technologies, Inc.* (Semiconductors)	459	11,856
Omnova Solutions, Inc.* (Chemicals)	510	3,585
On Assignment, Inc.* (Commercial Services)	357	2,820
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	510	17,995
OpenTable, Inc.* (Internet)	153	12,029
Opko Health, Inc.* (Pharmaceuticals)	1,377	5,370
Oplink Communications, Inc.* (Telecommunications)	204	5,055
OPNET Technologies, Inc. (Software)	153	4,374
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	306	3,366
optionsXpress Holdings, Inc. (Diversified Financial Services)	357	5,305
Orbital Sciences Corp.* (Aerospace/Defense)	459	7,831
Orient-Express Hotels, Ltd. — Class A* (Lodging)	816	9,923
Oriental Financial Group, Inc. (Banks)	408	4,823
Orion Marine Group, Inc.* (Engineering & Construction)	204	2,391
Oritani Financial Corp. (Savings & Loans)	561	6,726
Orthofix International N.V.* (Healthcare-Products)	153	4,376
OSI Systems, Inc.* (Electronics)	153	5,812
Otter Tail Corp. (Electric)	459	10,406
Overseas Shipholding Group, Inc. (Transportation)	204	6,781
Owens & Minor, Inc. (Distribution/Wholesale)	510	15,060
Oxford Industries, Inc. (Apparel)	102	2,414
OYO Geospace Corp.* (Oil & Gas Services)	51	4,887
P.F. Chang’s China Bistro, Inc. (Retail)	204	9,392
Pacific Sunwear of California, Inc.* (Retail)	612	2,607
PacWest Bancorp (Banks)	255	5,031
PAETEC Holding Corp.* (Telecommunications)	1,326	5,238
Papa John’s International, Inc.* (Retail)	153	4,391

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	255	$9,109
Parametric Technology Corp.* (Software)	867	19,273
PAREXEL International Corp.* (Commercial Services)	459	10,653
Park Electrochemical Corp. (Electronics)	255	7,767
Park National Corp. (Banks)	102	6,642
Parker Drilling Co.* (Oil & Gas)	1,122	4,869
Parkway Properties, Inc. (REIT)	204	3,448
Patriot Coal Corp.* (Coal)	612	16,016
PDL BioPharma, Inc. (Biotechnology)	1,122	5,543
Pebblebrook Hotel Trust (REIT)	357	7,340
Peet’s Coffee & Tea, Inc.* (Beverages)	102	3,892
Pegasystems, Inc. (Software)	102	3,486
Penn Virginia Corp. (Oil & Gas)	408	7,091
PennantPark Investment Corp. (Investment Companies)	510	6,171
Pennsylvania REIT (REIT)	510	6,967
PennyMac Mortgage Investment Trust (REIT)	255	4,725
Penske Automotive Group, Inc.* (Retail)	357	6,033
PetMed Express, Inc. (Pharmaceuticals)	204	3,078
Petroleum Development* (Oil & Gas)	204	9,284
PetroQuest Energy, Inc.* (Oil & Gas)	510	3,998
Pharmasset, Inc.* (Pharmaceuticals)	255	12,357
PharMerica Corp.* (Pharmaceuticals)	306	3,461
PHH Corp.* (Commercial Services)	459	10,966
Photronics, Inc.* (Semiconductors)	561	3,697
PICO Holdings, Inc.* (Water)	306	9,480
Piedmont Natural Gas Co., Inc. (Gas)	561	15,742
Pier 1 Imports, Inc.* (Retail)	816	7,646
Pilgrim’s Pride Corp.* (Food)	459	3,204
Pinnacle Entertainment, Inc.* (Entertainment)	561	8,460
Pinnacle Financial Partners, Inc.* (Banks)	306	4,211
Pioneer Drilling Co.* (Oil & Gas)	510	4,519
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	153	6,395
Plantronics, Inc. (Telecommunications)	408	14,443
Platinum Underwriters Holdings, Ltd. (Insurance)	306	13,525
Plexus Corp.* (Electronics)	306	8,274
PMI Group, Inc.* (Insurance)	1,173	3,413
PNM Resources, Inc. (Electric)	663	8,639
Polaris Industries, Inc. (Leisure Time)	204	15,692
PolyOne Corp.* (Chemicals)	714	9,389
Polypore International, Inc.* (Miscellaneous Manufacturing)	153	7,367
Pool Corp. (Distribution/Wholesale)	510	12,434
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	153	11,037
Portland General Electric Co. (Electric)	357	7,975
Post Properties, Inc. (REIT)	306	11,331
Potlatch Corp. (Forest Products & Paper)	306	11,368
Power Integrations, Inc. (Semiconductors)	204	7,534
Power-One, Inc.* (Electrical Components & Equipment)	561	6,003
Powerwave Technologies, Inc.* (Telecommunications)	1,173	4,094
Pre-Paid Legal Services, Inc.* (Commercial Services)	51	3,358
Premiere Global Services, Inc.* (Telecommunications)	510	3,177
Prestige Brands Holdings, Inc.* (Healthcare-Products)	357	3,941
PriceSmart, Inc. (Retail)	153	5,583
Primerica, Inc. (Insurance)	204	4,937
PrivateBancorp, Inc. (Banks)	408	6,271
ProAssurance Corp.* (Insurance)	306	17,953
Progress Software Corp.* (Software)	459	13,146
Prospect Capital Corp. (Investment Companies)	1,122	12,847
Prosperity Bancshares, Inc. (Banks)	306	12,378
Provident Financial Services, Inc. (Savings & Loans)	612	8,966
Provident New York Bancorp (Savings & Loans)	612	5,710
PS Business Parks, Inc. (REIT)	153	8,906
PSS World Medical, Inc.* (Healthcare-Products)	459	10,938
QLIK Technologies, Inc.* (Software)	102	2,367
Quaker Chemical Corp. (Chemicals)	102	3,915
Quality Systems, Inc. (Software)	153	12,216
Quanex Building Products Corp. (Building Materials)	357	6,958
Quantum Corp.* (Computers)	1,683	4,527
Quest Software, Inc.* (Software)	459	11,851
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	459	7,096
Quidel Corp.* (Healthcare-Products)	204	2,770
Quiksilver, Inc.* (Apparel)	1,122	5,015
Rackspace Hosting, Inc.* (Internet)	765	25,635
Radian Group, Inc. (Insurance)	1,071	7,690
Radiant Systems, Inc.* (Computers)	306	5,584
RailAmerica, Inc.* (Transportation)	306	3,816
Ramco-Gershenson Properties Trust (REIT)	306	3,935
Raven Industries, Inc. (Miscellaneous Manufacturing)	153	7,228
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	204	7,093
RC2 Corp.* (Toys/Games/Hobbies)	204	4,145
RealD, Inc.* (Computers)	102	2,414
RealNetworks, Inc.* (Internet)	663	2,493
RealPage, Inc.* (Software)	102	2,794
Red Robin Gourmet Burgers, Inc.* (Retail)	153	3,158
Redwood Trust, Inc. (REIT)	663	9,925
Regis Corp. (Retail)	408	6,838
RehabCare Group, Inc.* (Healthcare-Services)	204	5,010
Renasant Corp. (Banks)	357	5,566
Rent-A-Center, Inc. (Commercial Services)	510	15,167
Republic Airways Holdings, Inc.* (Airlines)	459	2,947
Resolute Energy Corp.* (Oil & Gas)	459	8,308

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
Resource Capital Corp. (REIT)	510	$3,636
Resources Connection, Inc. (Commercial Services)	357	7,154
Retail Opportunity Investments Corp. (REIT)	306	2,997
Retail Ventures, Inc.* (Retail)	255	3,845
Rex Energy Corp.* (Oil & Gas)	255	3,069
RF Micro Devices, Inc.* (Telecommunications)	2,040	13,709
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	612	4,116
RightNow Technologies, Inc.* (Software)	204	5,290
Rite Aid Corp.* (Retail)	3,876	4,961
Riverbed Technology, Inc.* (Computers)	969	34,758
RLI Corp. (Insurance)	153	8,242
Robbins & Myers, Inc. (Machinery-Diversified)	255	10,590
Rock-Tenn Co. — Class A (Forest Products & Paper)	306	20,425
Rockwood Holdings, Inc.* (Chemicals)	408	16,561
Rofin-Sinar Technologies, Inc.* (Electronics)	255	9,970
Rogers Corp.* (Electronics)	153	6,545
Rollins, Inc. (Commercial Services)	561	10,653
Rosetta Resources, Inc.* (Oil & Gas)	408	16,300
RPC, Inc. (Oil & Gas Services)	357	6,276
RSC Holdings, Inc.* (Commercial Services)	408	4,880
RTI International Metals, Inc.* (Mining)	204	5,894
Rubicon Technology, Inc.* (Semiconductors)	102	1,837
Ruby Tuesday, Inc.* (Retail)	561	7,562
Ruddick Corp. (Food)	306	10,312
Rue21, Inc.* (Retail)	153	4,513
Rush Enterprises, Inc.* (Retail)	306	5,835
S&T Bancorp, Inc. (Banks)	255	5,572
S1 Corp.* (Internet)	816	5,255
Sabra Health Care REIT, Inc. (REIT)	204	3,796
Safeguard Scientifics, Inc.* (Internet)	255	4,195
Safety Insurance Group, Inc. (Insurance)	102	4,854
Saks, Inc.* (Retail)	1,071	12,552
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	459	18,805
Sally Beauty Holdings, Inc.* (Retail)	867	11,410
Sanderson Farms, Inc. (Food)	204	8,386
Sandy Spring Bancorp, Inc. (Banks)	255	4,896
Sangamo BioSciences, Inc.* (Biotechnology)	408	3,125
Sanmina-SCI Corp.* (Electronics)	612	9,198
Sapient Corp. (Internet)	816	9,751
Satcon Technology Corp.* (Electrical Components & Equipment)	969	4,700
Sauer-Danfoss, Inc.* (Machinery-Diversified)	102	2,922
Saul Centers, Inc. (REIT)	51	2,415
Savient Pharmaceuticals, Inc.* (Biotechnology)	561	5,178
SAVVIS, Inc.* (Telecommunications)	306	9,416
ScanSource, Inc.* (Distribution/Wholesale)	255	9,234
SCBT Financial Corp. (Banks)	153	4,761
Scholastic Corp. (Media)	204	6,065
Schulman (A.), Inc. (Chemicals)	255	5,444
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	153	9,174
Scientific Games Corp. — Class A* (Entertainment)	510	5,263
Seattle Genetics, Inc.* (Biotechnology)	663	10,867
Select Comfort Corp.* (Retail)	510	5,182
Select Medical Holdings Corp.* (Healthcare-Services)	561	3,781
Selective Insurance Group, Inc. (Insurance)	663	11,788
Semtech Corp.* (Semiconductors)	459	10,022
Sensient Technologies Corp. (Chemicals)	408	13,835
Sequenom, Inc.* (Biotechnology)	918	6,288
SFN Group, Inc.* (Commercial Services)	510	4,937
Shenandoah Telecommunications Co. (Telecommunications)	357	5,973
Ship Finance International, Ltd. (Transportation)	408	8,164
ShoreTel, Inc.* (Telecommunications)	306	2,319
Shuffle Master, Inc.* (Entertainment)	612	6,325
Shutterfly, Inc.* (Internet)	204	6,791
SIGA Technologies, Inc.* (Pharmaceuticals)	306	3,511
Sigma Designs, Inc.* (Semiconductors)	306	4,263
Signature Bank* (Banks)	306	15,985
Silgan Holdings, Inc. (Packaging & Containers)	408	15,231
Silicon Image, Inc.* (Semiconductors)	612	4,198
Simmons First National Corp. — Class A (Banks)	204	5,669
Simpson Manufacturing Co., Inc. (Building Materials)	408	12,138
Sinclair Broadcast Group, Inc. — Class A (Media)	408	3,578
Sirona Dental Systems, Inc.* (Healthcare-Products)	306	13,406
SJW Corp. (Water)	255	6,232
Skechers U.S.A., Inc. — Class A* (Apparel)	306	6,294
SkyWest, Inc. (Airlines)	408	6,140
Smart Modular Technologies (WWH), Inc.* (Computers)	459	3,103
Smith Corp. (Miscellaneous Manufacturing)	255	10,917
Smith Micro Software, Inc.* (Software)	255	3,218
Snyders-Lance, Inc. (Food)	204	4,231
Solarwinds, Inc.* (Software)	255	4,819
Solutia, Inc.* (Chemicals)	918	21,500
Sonic Automotive, Inc. (Retail)	357	4,445
Sonic Corp.* (Retail)	459	4,402
Sonic Solutions* (Electronics)	357	5,207
SonoSite, Inc.* (Healthcare-Products)	153	5,135

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
Sonus Networks, Inc.* (Telecommunications)	1,683	$4,628
Sotheby’s (Commercial Services)	510	20,553
Sourcefire, Inc.* (Internet)	204	5,020
South Jersey Industries, Inc. (Gas)	204	10,657
Southside Bancshares, Inc. (Banks)	204	4,370
Southwest Gas Corp. (Gas)	306	11,395
Sovran Self Storage, Inc. (REIT)	204	7,842
Spansion, Inc. — Class A* (Computers)	102	2,028
Spartan Stores, Inc. (Food)	357	5,173
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	153	5,015
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	459	2,754
SRA International, Inc. — Class A* (Computers)	306	8,164
Stage Stores, Inc. (Retail)	357	5,533
Standard Microsystems Corp.* (Semiconductors)	204	4,906
Standard Pacific Corp.* (Home Builders)	1,020	4,488
Standard Parking Corp.* (Commercial Services)	153	2,752
Standex International Corp. (Miscellaneous Manufacturing)	153	5,103
Starwood Property Trust, Inc. (REIT)	357	8,036
STEC, Inc.* (Computers)	306	6,270
Steelcase, Inc. — Class A (Office Furnishings)	714	7,297
Steiner Leisure, Ltd.* (Commercial Services)	153	6,781
StellarOne Corp. (Banks)	306	4,446
Stepan Co. (Chemicals)	51	3,699
STERIS Corp. (Healthcare-Products)	510	17,758
Sterling Bancshares, Inc. (Banks)	816	7,238
Steven Madden, Ltd.* (Apparel)	204	7,787
Stewart Enterprises, Inc. — Class A (Commercial Services)	918	5,857
Stifel Financial Corp.* (Diversified Financial Services)	255	16,361
Stillwater Mining Co.* (Mining)	306	6,634
Stone Energy Corp.* (Oil & Gas)	357	8,300
STR Holdings, Inc.* (Miscellaneous Manufacturing)	204	3,729
Stratasys, Inc.* (Computers)	204	6,738
Strategic Hotels & Resorts, Inc.* (REIT)	1,428	7,868
SuccessFactors, Inc.* (Commercial Services)	510	14,851
Sun Communities, Inc. (REIT)	102	3,378
Sun Healthcare Group, Inc.* (Healthcare-Services)	255	3,186
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	153	5,704
Sunrise Assisted Living, Inc.* (Healthcare-Services)	510	4,080
Sunstone Hotel Investors, Inc.* (REIT)	867	8,852
Superior Industries International, Inc. (Auto Parts & Equipment)	204	4,080
Support.com, Inc.* (Internet)	357	1,978
Susquehanna Bancshares, Inc. (Banks)	1,020	9,751
SVB Financial Group* (Banks)	306	16,056
Swift Energy Co.* (Oil & Gas)	306	13,054
Sycamore Networks, Inc. (Telecommunications)	153	3,192
Sykes Enterprises, Inc.* (Computers)	357	6,954
Symmetricom, Inc.* (Telecommunications)	510	3,167
Symmetry Medical, Inc.* (Healthcare-Products)	561	5,369
Synaptics, Inc.* (Computers)	204	5,806
Synchronoss Technologies, Inc.* (Software)	204	5,806
Syneron Medical, Ltd.* (Healthcare-Products)	561	5,958
SYNNEX Corp.* (Software)	204	6,812
Syntel, Inc. (Computers)	102	5,689
Take-Two Interactive Software, Inc.* (Software)	612	7,635
TAL International Group, Inc. (Trucking & Leasing)	153	4,778
Taleo Corp. — Class A* (Software)	306	9,015
Tanger Factory Outlet Centers, Inc. (REIT)	612	15,979
Targacept, Inc.* (Pharmaceuticals)	204	5,255
Taser International, Inc.* (Electronics)	510	2,137
Team, Inc.* (Commercial Services)	204	5,214
Teekay Tankers, Ltd. — Class A (Transportation)	408	4,876
Tejon Ranch Co.* (Agriculture)	102	2,685
Tekelec* (Telecommunications)	663	7,608
Teledyne Technologies, Inc.* (Aerospace/Defense)	306	14,477
TeleTech Holdings, Inc.* (Commercial Services)	255	5,460
Tennant Co. (Machinery-Diversified)	153	6,172
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	459	18,970
Terremark Worldwide, Inc.* (Internet)	510	9,659
Tesco Corp.* (Oil & Gas Services)	306	4,671
Tessera Technologies, Inc.* (Semiconductors)	357	6,183
Tetra Tech, Inc.* (Environmental Control)	510	11,804
TETRA Technologies, Inc.* (Oil & Gas Services)	714	8,104
Texas Capital Bancshares, Inc.* (Banks)	306	7,463
Texas Industries, Inc. (Building Materials)	153	6,079
Texas Roadhouse, Inc. — Class A* (Retail)	510	8,476
The Andersons, Inc. (Agriculture)	153	5,933
The Boston Beer Co., Inc. — Class A* (Beverages)	51	4,591
The Brink’s Co. (Miscellaneous Manufacturing)	408	11,016
The Buckle, Inc. (Retail)	204	7,293
The Cato Corp. — Class A (Retail)	255	6,232
The Children’s Place Retail Stores, Inc.* (Retail)	204	8,546

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
The Corporate Executive Board Co. (Commercial Services)	255	$9,909
The Ensign Group, Inc. (Healthcare-Services)	153	3,696
The Finish Line, Inc. — Class A (Retail)	408	6,279
The Fresh Market, Inc.* (Food)	102	3,751
The Geo Group, Inc.* (Commercial Services)	510	12,123
The Gorman-Rupp Co. (Machinery-Diversified)	102	3,242
The Greenbrier Cos., Inc.* (Trucking & Leasing)	153	3,622
The Hain Celestial Group, Inc.* (Food)	357	9,507
The Jones Group, Inc. (Apparel)	714	9,061
The Knot, Inc.* (Internet)	459	5,086
The Medicines Co.* (Pharmaceuticals)	459	7,197
The Men’s Wearhouse, Inc. (Retail)	459	12,030
The Middleby Corp.* (Machinery-Diversified)	102	8,345
The Navigators Group, Inc.* (Insurance)	204	9,984
The Pantry, Inc.* (Retail)	204	3,401
The Pep Boys-Manny, Moe & Jack (Retail)	561	7,820
The Phoenix Cos., Inc.* (Insurance)	1,326	3,395
The Ryland Group, Inc. (Home Builders)	408	7,262
The Talbots, Inc.* (Retail)	561	3,063
The Timberland Co. — Class A* (Apparel)	306	8,179
The Ultimate Software Group, Inc.* (Software)	204	9,914
The Warnaco Group, Inc.* (Apparel)	357	18,236
The Wet Seal, Inc. — Class A* (Retail)	1,071	3,663
Theravance, Inc.* (Pharmaceuticals)	510	10,730
Thompson Creek Metals Co., Inc.* (Mining)	1,275	17,263
THQ, Inc.* (Software)	612	3,556
Tibco Software, Inc.* (Internet)	1,326	29,145
TICC Capital Corp. (Investment Companies)	357	4,388
Titan International, Inc. (Auto Parts & Equipment)	255	4,845
TiVo, Inc.* (Home Furnishings)	918	8,877
TNS, Inc.* (Commercial Services)	204	3,607
Tompkins Financial Corp. (Banks)	153	6,235
Tootsie Roll Industries, Inc. (Food)	153	4,232
Tower Group, Inc. (Insurance)	306	7,968
TowneBank (Banks)	255	3,799
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	1,428	4,098
Tredegar Corp. (Miscellaneous Manufacturing)	306	5,725
TreeHouse Foods, Inc.* (Food)	255	12,202
Trex Co., Inc.* (Building Materials)	102	2,375
TriMas Corp.* (Miscellaneous Manufacturing)	153	2,913
Triple-S Management Corp. — Class B* (Healthcare-Services)	204	3,766
TriQuint Semiconductor, Inc.* (Semiconductors)	1,173	15,437
Triumph Group, Inc. (Aerospace/Defense)	153	14,693
True Religion Apparel, Inc.* (Apparel)	255	5,240
TrueBlue, Inc.* (Commercial Services)	357	6,090
TrustCo Bank Corp. NY (Banks)	867	5,189
Trustmark Corp. (Banks)	408	9,788
TTM Technologies, Inc.* (Electronics)	663	10,542
Tutor Perini Corp. (Engineering & Construction)	255	5,791
Tyler Technologies, Inc.* (Computers)	255	5,291
U-Store-It Trust (REIT)	765	7,390
UIL Holdings Corp. (Electric)	459	13,857
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	255	9,445
Ultratech Stepper, Inc.* (Semiconductors)	204	4,597
UMB Financial Corp. (Banks)	204	8,293
Umpqua Holdings Corp. (Banks)	918	10,070
Under Armour, Inc. — Class A* (Retail)	255	15,264
UniFirst Corp. (Textiles)	153	8,531
Unisource Energy Corp. (Electric)	204	7,305
Unisys Corp.* (Computers)	306	8,669
United Bankshares, Inc. (Banks)	306	8,629
United Fire & Casualty Co. (Insurance)	357	7,156
United Natural Foods, Inc.* (Food)	357	13,209
United Online, Inc. (Internet)	714	5,048
United Rentals, Inc.* (Commercial Services)	459	12,232
United Stationers, Inc.* (Distribution/Wholesale)	204	12,705
Universal American Financial Corp. (Insurance)	306	6,178
Universal Corp. (Agriculture)	204	7,730
Universal Display Corp.* (Electrical Components & Equipment)	255	8,629
Universal Electronics, Inc.* (Home Furnishings)	153	4,028
Universal Forest Products, Inc. (Building Materials)	204	7,487
Universal Health Realty Income Trust (REIT)	102	3,708
Universal Technical Institute, Inc. (Commercial Services)	204	3,723
Univest Corp. of Pennsylvania (Banks)	357	6,153
Uranium Energy Corp.* (Mining)	510	2,667
Urstadt Biddle Properties-Class A (REIT)	153	2,970
US Airways Group, Inc.* (Airlines)	1,224	12,142
US Ecology, Inc. (Environmental Control)	255	4,299
US Gold Corp.* (Mining)	765	4,896
USA Mobility, Inc. (Telecommunications)	255	4,355
USEC, Inc.* (Mining)	1,020	5,661
VAALCO Energy, Inc.* (Oil & Gas)	459	3,342
Vail Resorts, Inc.* (Entertainment)	306	14,703

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
Valassis Communications, Inc.* (Commercial Services)	408	$12,379
ValueClick, Inc.* (Internet)	663	9,289
Vantage Drilling Co.* (Oil & Gas)	1,224	2,277
Vector Group, Ltd. (Agriculture)	357	5,716
Veeco Instruments, Inc.* (Semiconductors)	306	13,238
Venoco, Inc.* (Oil & Gas)	153	3,192
Vera Bradley, Inc.* (Retail)	102	3,508
VeriFone Systems, Inc.* (Software)	663	26,480
Viad Corp. (Commercial Services)	204	4,800
ViaSat, Inc.* (Telecommunications)	306	13,279
Vicor Corp. (Electrical Components & Equipment)	204	3,005
Virnetx Holding Corp. (Internet)	306	3,856
ViroPharma, Inc.* (Pharmaceuticals)	663	10,873
Vitamin Shoppe, Inc.* (Retail)	153	4,855
VIVUS, Inc.* (Healthcare-Products)	663	5,934
Vocus, Inc.* (Internet)	153	3,967
Volcano Corp.* (Healthcare-Products)	408	10,714
Volcom, Inc. (Apparel)	204	3,386
Volterra Semiconductor Corp.* (Semiconductors)	153	3,802
W&T Offshore, Inc. (Oil & Gas)	306	6,227
W.R. Grace & Co.* (Chemicals)	561	19,910
Wabash National Corp.* (Auto Manufacturers)	612	6,952
Walter Investment Management Corp. (REIT)	255	4,615
Warren Resources, Inc.* (Oil & Gas)	867	4,838
Washington REIT (REIT)	459	14,082
Washington Trust Bancorp, Inc. (Banks)	306	6,120
Watsco, Inc. (Distribution/Wholesale)	204	12,795
Watts Water Technologies, Inc. — Class A (Electronics)	255	9,172
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	459	3,934
Wave Systems Corp. — Class A* (Computers)	714	2,727
WD-40 Co. (Household Products/Wares)	153	6,024
Websense, Inc.* (Internet)	306	5,863
Webster Financial Corp. (Banks)	459	10,502
Weis Markets, Inc. (Food)	102	4,032
WellCare Health Plans, Inc.* (Healthcare-Services)	357	10,674
Werner Enterprises, Inc. (Transportation)	306	7,543
WesBanco, Inc. (Banks)	408	7,691
West Pharmaceutical Services, Inc. (Healthcare-Products)	255	10,197
Westamerica Bancorp (Banks)	204	10,200
Western Alliance Bancorp* (Banks)	612	4,590
Western Refining, Inc.* (Oil & Gas)	459	5,591
Westlake Chemical Corp. (Chemicals)	153	5,924
WGL Holdings, Inc. (Gas)	357	12,873
Whitney Holding Corp. (Banks)	714	9,503
Willbros Group, Inc.* (Oil & Gas Services)	357	4,270
Winn-Dixie Stores, Inc.* (Food)	510	3,254
Winnebago Industries, Inc.* (Home Builders)	255	3,800
Wintrust Financial Corp. (Banks)	255	8,392
Wolverine World Wide, Inc. (Apparel)	408	12,995
Woodward, Inc. (Electronics)	459	15,480
World Acceptance Corp.* (Diversified Financial Services)	102	5,728
World Fuel Services Corp. (Retail)	561	21,060
World Wrestling Entertainment, Inc. (Entertainment)	306	3,687
Worthington Industries, Inc. (Metal Fabricate/Hardware)	408	7,752
Wright Express Corp.* (Commercial Services)	306	14,480
Wright Medical Group, Inc.* (Healthcare-Products)	306	4,547
Xyratex, Ltd.* (Computers)	255	3,399
Zep, Inc. (Chemicals)	204	3,686
Zoll Medical Corp.* (Healthcare-Products)	204	8,435
Zoltek Cos., Inc.* (Chemicals)	357	3,991
Zoran Corp.* (Semiconductors)	408	3,872
Zumiez, Inc.* (Retail)	204	4,737

TOTAL COMMON STOCKS
(Cost $6,541,240)		8,832,446

	Principal
	Amount	Value

Corporate Bond(NM)
GAMCO Investors, Inc., 0.00%, 12/31/15(a)	$400	244

TOTAL CORPORATE BONDS
(Cost $400)		244

Repurchase Agreements (68.6%)
Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $1,696,007 (Collateralized by $1,715,100 U.S. Treasury Notes, 1.00%, 9/30/11, total value $1,729,980)	1,696,000	1,696,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $5,211,022 (Collateralized by $5,375,000 of various U.S. Government Agency Obligations, 2.56%–5.38%, 7/18/11-9/7/17, total value $5,317,723)	5,211,000	5,211,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $10,186,048 (Collateralized by $9,540,000 of various U.S. Government Agency Obligations, 1.00%–5.05%, 11/18/13-1/26/15, total value $10,396,226)	10,186,000	10,186,000

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2011
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements, continued
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $635,003 (Collateralized by $660,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $659,169)	$635,000	$635,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,728,000)		17,728,000

TOTAL INVESTMENT SECURITIES
(Cost $24,269,640)—102.8%		26,560,690
Net other assets (liabilities)—(2.8)%		(714,046)

NET ASSETS—100.0%		$25,846,644

(a)	Zero-coupon security
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $1,872,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
Russell 2000 Mini Index Futures Contract expiring 3/21/11 (Underlying notional amount at value $623,360)	8	$11,830

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$12,178,875	$(256,566)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	4,416,750	(80,029)

		$(336,595)

Small-Cap ProFund invested in the following industries as of January 31, 2011:
		% of
	Value	Net Assets

Advertising	$4,452	NM
Aerospace/Defense	118,077	0.5%
Aerospace/Defense Equipment	14,550	0.1%
Agriculture	25,385	0.1%
Airlines	63,405	0.3%
Apparel	160,117	0.6%
Auto Manufacturers	10,908	0.1%
Auto Parts & Equipment	97,955	0.4%
Banks	475,895	1.8%
Beverages	11,932	0.1%
Biotechnology	163,440	0.6%
Building Materials	58,708	0.2%
Chemicals	217,518	0.8%
Coal	35,844	0.1%
Commercial Services	521,917	2.0%
Computers	218,918	0.9%
Cosmetics/Personal Care	5,220	NM
Distribution/Wholesale	84,520	0.3%
Diversified Financial Services	152,425	0.6%
Electric	138,581	0.5%
Electrical Components & Equipment	114,177	0.5%
Electronics	246,162	1.0%
Energy-Alternate Sources	4,843	NM
Engineering & Construction	53,355	0.2%
Entertainment	67,457	0.3%
Environmental Control	67,276	0.3%
Food	125,687	0.5%
Forest Products & Paper	95,923	0.4%
Gas	107,958	0.4%
Hand/Machine Tools	8,380	NM
Healthcare -Products	340,704	1.3%
Healthcare -Services	187,720	0.7%
Holding Companies -Diversified	7,922	NM
Home Builders	28,224	0.1%
Home Furnishings	30,142	0.1%
Household Products/Wares	41,452	0.2%
Housewares	9,644	NM
Insurance	292,980	1.1%
Internet	285,026	1.1%
Investment Companies	101,005	0.4%
Iron/Steel	3,938	NM
Leisure Time	56,593	0.2%
Lodging	27,870	0.1%
Machinery -Construction & Mining	4,605	NM
Machinery -Diversified	143,546	0.6%
Media	40,097	0.2%
Metal Fabricate/Hardware	73,588	0.3%
Mining	162,081	0.6%
Miscellaneous Manufacturing	213,049	0.8%
Office Furnishings	45,041	0.2%
Oil & Gas	311,127	1.2%
Oil & Gas Services	168,653	0.7%
Packaging & Containers	20,803	0.1%
Pharmaceuticals	240,492	0.9%
REIT	630,011	2.4%
Real Estate	9,164	NM
Retail	554,677	2.2%
Savings & Loans	86,226	0.3%
Semiconductors	286,089	1.1%
Software	340,604	1.3%
Storage/Warehousing	7,297	NM
Telecommunications	377,402	1.5%
Textiles	14,922	0.1%
Toys/Games/Hobbies	10,318	NM
Transportation	161,217	0.6%
Trucking & Leasing	19,000	0.1%
Unknown	17,728,000	68.6%
Water	28,232	0.1%
Other**	17,014,198	65.8%

Total	$25,846,644	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks (46.7%)
3M Co. (Miscellaneous Manufacturing)	2,128	$187,094
Abbott Laboratories (Pharmaceuticals)	4,560	205,930
Abercrombie & Fitch Co.—Class A (Retail)	266	13,409
ACE, Ltd. (Insurance)	988	60,851
Adobe Systems, Inc.* (Software)	1,520	50,236
Advanced Micro Devices, Inc.* (Semiconductors)	1,710	13,389
Aetna, Inc. (Healthcare-Services)	1,178	38,803
AFLAC, Inc. (Insurance)	1,406	80,957
Agilent Technologies, Inc.* (Electronics)	1,026	42,918
Air Products & Chemicals, Inc. (Chemicals)	646	56,364
Airgas, Inc. (Chemicals)	228	14,289
AK Steel Holding Corp. (Iron/Steel)	342	5,438
Akamai Technologies, Inc.* (Internet)	532	25,706
Alcoa, Inc. (Mining)	3,040	50,373
Allegheny Energy, Inc. (Electric)	494	12,735
Allegheny Technologies, Inc. (Iron/Steel)	304	19,818
Allergan, Inc. (Pharmaceuticals)	912	64,396
Allstate Corp. (Insurance)	1,596	49,699
Altera Corp. (Semiconductors)	912	34,264
Altria Group, Inc. (Agriculture)	6,194	145,621
Amazon.com, Inc.* (Internet)	1,064	180,497
Ameren Corp. (Electric)	722	20,483
American Electric Power, Inc. (Electric)	1,406	50,166
American Express Co. (Diversified Financial Services)	3,116	135,172
American International Group, Inc. (Insurance)	418	16,866
American Tower Corp.* (Telecommunications)	1,178	59,913
Ameriprise Financial, Inc. (Diversified Financial Services)	722	44,511
AmerisourceBergen Corp. (Pharmaceuticals)	836	29,979
Amgen, Inc.* (Biotechnology)	2,812	154,885
Amphenol Corp.—Class A (Electronics)	532	29,441
Anadarko Petroleum Corp. (Oil & Gas)	1,482	114,233
Analog Devices, Inc. (Semiconductors)	874	33,937
AON Corp. (Insurance)	988	45,191
Apache Corp. (Oil & Gas)	1,140	136,070
Apartment Investment and Management Co.—Class A (REIT)	342	8,742
Apollo Group, Inc.—Class A* (Commercial Services)	380	15,683
Apple Computer, Inc.* (Computers)	2,698	915,485
Applied Materials, Inc. (Semiconductors)	3,952	62,007
Archer-Daniels-Midland Co. (Agriculture)	1,900	62,073
Assurant, Inc. (Insurance)	304	11,926
AT&T, Inc. (Telecommunications)	17,518	482,095
Autodesk, Inc.* (Software)	684	27,825
Automatic Data Processing, Inc. (Software)	1,444	69,168
AutoNation, Inc.* (Retail)	190	5,455
AutoZone, Inc.* (Retail)	76	19,268
Avalonbay Communities, Inc. (REIT)	266	30,837
Avery Dennison Corp. (Household Products/Wares)	304	12,795
Avon Products, Inc. (Cosmetics/Personal Care)	1,254	35,501
Baker Hughes, Inc. (Oil & Gas Services)	1,292	88,515
Ball Corp. (Packaging & Containers)	266	18,921
Bank of America Corp. (Banks)	29,868	410,088
Bank of New York Mellon Corp. (Banks)	3,686	115,114
Bard (C.R.), Inc. (Healthcare-Products)	266	25,097
Baxter International, Inc. (Healthcare-Products)	1,710	82,918
BB&T Corp. (Banks)	2,052	56,717
Becton, Dickinson & Co. (Healthcare-Products)	684	56,738
Bed Bath & Beyond, Inc.* (Retail)	760	36,480
Bemis Co., Inc. (Packaging & Containers)	304	9,895
Berkshire Hathaway, Inc.—Class B* (Insurance)	5,130	419,378
Best Buy Co., Inc. (Retail)	988	33,592
Big Lots, Inc.* (Retail)	228	7,248
Biogen Idec, Inc.* (Biotechnology)	722	47,269
BMC Software, Inc.* (Software)	532	25,376
Boeing Co. (Aerospace/Defense)	2,166	150,494
Boston Properties, Inc. (REIT)	418	39,447
Boston Scientific Corp.* (Healthcare-Products)	4,484	31,298
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,054	127,260
Broadcom Corp.—Class A (Semiconductors)	1,330	59,970
Brown-Forman Corp. (Beverages)	304	20,170
C.H. Robinson Worldwide, Inc. (Transportation)	494	38,082
CA, Inc. (Software)	1,140	27,132
Cablevision Systems Corp.—Class A (Media)	722	24,440
Cabot Oil & Gas Corp. (Oil & Gas)	304	12,656
Cameron International Corp.* (Oil & Gas Services)	722	38,483
Campbell Soup Co. (Food)	570	19,460
Capital One Financial Corp. (Diversified Financial Services)	1,368	65,883
Cardinal Health, Inc. (Pharmaceuticals)	1,026	42,589
CareFusion Corp.* (Healthcare-Products)	646	16,622
Carmax, Inc.* (Retail)	684	22,333
Carnival Corp.—Class A (Leisure Time)	1,292	57,765
Caterpillar, Inc. (Machinery-Construction & Mining)	1,862	180,633
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	874	19,394
CBS Corp.—Class B (Media)	2,014	39,938
Celgene Corp.* (Biotechnology)	1,406	72,451
CenterPoint Energy, Inc. (Electric)	1,254	20,252

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
CenturyLink, Inc. (Telecommunications)	912	$39,435
Cephalon, Inc.* (Pharmaceuticals)	228	13,470
Cerner Corp.* (Software)	228	22,538
CF Industries Holdings, Inc. (Chemicals)	228	30,789
Chesapeake Energy Corp. (Oil & Gas)	1,938	57,229
Chevron Corp. (Oil & Gas)	5,966	566,352
Chubb Corp. (Insurance)	912	52,832
CIGNA Corp. (Insurance)	798	33,532
Cincinnati Financial Corp. (Insurance)	494	15,828
Cintas Corp. (Textiles)	380	10,663
Cisco Systems, Inc.* (Telecommunications)	16,416	347,198
Citigroup, Inc.* (Diversified Financial Services)	86,032	414,674
Citrix Systems, Inc.* (Software)	570	36,013
Cliffs Natural Resources, Inc. (Iron/Steel)	418	35,722
Clorox Co. (Household Products/Wares)	418	26,288
CME Group, Inc. (Diversified Financial Services)	190	58,626
CMS Energy Corp. (Electric)	722	14,079
Coach, Inc. (Apparel)	874	47,275
Coca-Cola Co. (Beverages)	6,878	432,282
Coca-Cola Enterprises, Inc. (Beverages)	988	24,858
Cognizant Technology Solutions Corp.* (Computers)	912	66,530
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,444	110,856
Comcast Corp.—Class A (Media)	8,246	187,597
Comerica, Inc. (Banks)	532	20,322
Computer Sciences Corp. (Computers)	456	24,300
Compuware Corp.* (Software)	646	6,925
ConAgra Foods, Inc. (Food)	1,292	28,850
ConocoPhillips (Oil & Gas)	4,370	312,280
CONSOL Energy, Inc. (Coal)	684	33,995
Consolidated Edison, Inc. (Electric)	874	43,621
Constellation Brands, Inc.* (Beverages)	532	10,225
Constellation Energy Group, Inc. (Electric)	608	19,608
Corning, Inc. (Telecommunications)	4,636	102,966
Costco Wholesale Corp. (Retail)	1,292	92,817
Coventry Health Care, Inc.* (Healthcare-Services)	456	13,666
CSX Corp. (Transportation)	1,102	77,801
Cummins, Inc. (Machinery-Diversified)	570	60,352
CVS Caremark Corp. (Retail)	4,028	137,758
D.R. Horton, Inc. (Home Builders)	836	10,358
Danaher Corp. (Miscellaneous Manufacturing)	1,596	73,512
Darden Restaurants, Inc. (Retail)	418	19,692
DaVita, Inc.* (Healthcare-Services)	304	22,450
Dean Foods Co.* (Food)	532	5,400
Deere & Co. (Machinery-Diversified)	1,254	113,989
Dell, Inc.* (Computers)	4,978	65,510
Denbury Resources, Inc.* (Oil & Gas)	1,178	23,972
DENTSPLY International, Inc. (Healthcare-Products)	418	14,831
Devon Energy Corp. (Oil & Gas)	1,292	114,587
DeVry, Inc. (Commercial Services)	190	9,901
Diamond Offshore Drilling, Inc. (Oil & Gas)	190	13,625
DIRECTV—Class A* (Media)	2,470	104,703
Discover Financial Services (Diversified Financial Services)	1,596	32,862
Discovery Communications, Inc.—Class A* (Media)	836	32,604
Dominion Resources, Inc. (Electric)	1,710	74,453
Dover Corp. (Miscellaneous Manufacturing)	570	36,537
Dr. Pepper Snapple Group, Inc. (Beverages)	684	24,234
DTE Energy Co. (Electric)	494	22,852
Duke Energy Corp. (Electric)	3,914	69,982
Dun & Bradstreet Corp. (Software)	152	12,912
E*TRADE Financial Corp.* (Diversified Financial Services)	570	9,439
E.I. du Pont de Nemours & Co. (Chemicals)	2,698	136,735
Eastman Chemical Co. (Chemicals)	228	21,172
Eaton Corp. (Miscellaneous Manufacturing)	494	53,332
eBay, Inc.* (Internet)	3,382	102,678
Ecolab, Inc. (Chemicals)	684	33,988
Edison International (Electric)	950	34,466
El Paso Corp. (Pipelines)	2,090	33,189
Electronic Arts, Inc.* (Software)	988	15,403
Eli Lilly & Co. (Pharmaceuticals)	3,002	104,380
EMC Corp.* (Computers)	6,118	152,277
Emerson Electric Co. (Electrical Components & Equipment)	2,242	132,009
Entergy Corp. (Electric)	532	38,394
EOG Resources, Inc. (Oil & Gas)	760	80,856
EQT Corp. (Oil & Gas)	456	21,975
Equifax, Inc. (Commercial Services)	380	13,574
Equity Residential (REIT)	836	45,303
Exelon Corp. (Electric)	1,976	84,000
Expedia, Inc. (Internet)	608	15,297
Expeditors International of Washington, Inc. (Transportation)	646	32,733
Express Scripts, Inc.* (Pharmaceuticals)	1,558	87,762
Exxon Mobil Corp. (Oil & Gas)	14,934	1,204,875
F5 Networks, Inc.* (Internet)	228	24,711
Family Dollar Stores, Inc. (Retail)	380	16,142
Fastenal Co. (Distribution/Wholesale)	418	24,269
Federated Investors, Inc.—Class B (Diversified Financial Services)	266	7,203
FedEx Corp. (Transportation)	950	85,804
Fidelity National Information Services, Inc. (Software)	798	24,283
Fifth Third Bancorp (Banks)	2,356	35,034
First Horizon National Corp.* (Banks)	684	7,753
First Solar, Inc.* (Energy-Alternate Sources)	152	23,496
FirstEnergy Corp. (Electric)	912	35,677
Fiserv, Inc.* (Software)	456	28,167
FLIR Systems, Inc.* (Electronics)	456	14,154

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
Flowserve Corp. (Machinery-Diversified)	152	$18,998
Fluor Corp. (Engineering & Construction)	532	36,809
FMC Corp. (Chemicals)	228	17,342
FMC Technologies, Inc.* (Oil & Gas Services)	342	32,148
Ford Motor Co.* (Auto Manufacturers)	11,096	176,981
Forest Laboratories, Inc.* (Pharmaceuticals)	836	26,969
Fortune Brands, Inc. (Household Products/Wares)	456	28,126
Franklin Resources, Inc. (Diversified Financial Services)	418	50,432
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,406	152,903
Frontier Communications Corp. (Telecommunications)	2,926	26,831
GameStop Corp.—Class A* (Retail)	456	9,608
Gannett Co., Inc. (Media)	722	10,642
General Dynamics Corp. (Aerospace/Defense)	1,102	83,091
General Electric Co. (Miscellaneous Manufacturing)	31,540	635,216
General Mills, Inc. (Food)	1,900	66,082
Genuine Parts Co. (Distribution/Wholesale)	456	23,598
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	1,444	19,595
Genzyme Corp.* (Biotechnology)	760	55,746
Gilead Sciences, Inc.* (Pharmaceuticals)	2,394	91,882
Goodrich Corp. (Aerospace/Defense)	380	34,436
Google, Inc.—Class A* (Internet)	722	433,460
H & R Block, Inc. (Commercial Services)	912	11,418
Halliburton Co. (Oil & Gas Services)	2,698	121,410
Harley-Davidson, Inc. (Leisure Time)	684	27,121
Harman International Industries, Inc.* (Home Furnishings)	190	8,231
Harris Corp. (Telecommunications)	380	17,685
Hartford Financial Services Group, Inc. (Insurance)	1,330	36,947
Hasbro, Inc. (Toys/Games/Hobbies)	418	18,430
HCP, Inc. (REIT)	950	35,236
Health Care REIT, Inc. (REIT)	418	20,515
Heinz (H.J.) Co. (Food)	950	45,125
Helmerich & Payne, Inc. (Oil & Gas)	304	17,854
Hess Corp. (Oil & Gas)	874	73,521
Hewlett-Packard Co. (Computers)	6,726	307,311
Home Depot, Inc. (Retail)	4,864	178,849
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,318	129,831
Hormel Foods Corp. (Food)	190	9,386
Hospira, Inc.* (Pharmaceuticals)	494	27,284
Host Hotels & Resorts, Inc. (REIT)	1,976	36,576
Hudson City Bancorp, Inc. (Savings & Loans)	1,558	17,107
Humana, Inc.* (Healthcare-Services)	494	28,637
Huntington Bancshares, Inc. (Banks)	2,128	15,407
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,482	79,272
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	950	44,840
Integrys Energy Group, Inc. (Electric)	228	10,851
Intel Corp. (Semiconductors)	16,530	354,734
IntercontinentalExchange, Inc.* (Diversified Financial Services)	228	27,472
International Business Machines Corp. (Computers)	3,686	597,132
International Flavors & Fragrances, Inc. (Chemicals)	228	13,007
International Game Technology (Entertainment)	874	15,007
International Paper Co. (Forest Products & Paper)	1,292	37,313
Interpublic Group of Cos., Inc.* (Advertising)	1,444	15,436
Intuit, Inc.* (Software)	836	39,233
Intuitive Surgical, Inc.* (Healthcare-Products)	114	36,812
Invesco, Ltd. (Diversified Financial Services)	1,368	33,844
Iron Mountain, Inc. (Commercial Services)	608	14,829
ITT Industries, Inc. (Miscellaneous Manufacturing)	532	31,345
J.C. Penney Co., Inc. (Retail)	684	21,936
J.P. Morgan Chase & Co. (Diversified Financial Services)	11,590	520,855
Jabil Circuit, Inc. (Electronics)	570	11,520
Jacobs Engineering Group, Inc.* (Engineering & Construction)	380	19,521
Janus Capital Group, Inc. (Diversified Financial Services)	532	6,868
JDS Uniphase Corp.* (Telecommunications)	646	10,963
JM Smucker Co. (Food)	342	21,259
Johnson & Johnson (Healthcare-Products)	8,132	486,050
Johnson Controls, Inc. (Auto Parts & Equipment)	2,014	77,317
Juniper Networks, Inc.* (Telecommunications)	1,558	57,833
Kellogg Co. (Food)	760	38,228
KeyCorp (Banks)	2,622	23,336
Kimberly-Clark Corp. (Household Products/Wares)	1,216	78,712
Kimco Realty Corp. (REIT)	1,216	21,997
KLA-Tencor Corp. (Semiconductors)	494	21,776
Kohls Corp.* (Retail)	912	46,311
Kraft Foods, Inc. (Food)	5,168	157,986
Kroger Co. (Food)	1,900	40,660
L-3 Communications Holdings, Inc. (Aerospace/Defense)	342	26,762
Laboratory Corp. of America Holdings* (Healthcare-Services)	304	27,333
Legg Mason, Inc. (Diversified Financial Services)	456	15,107
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	418	9,418
Lennar Corp.—Class A (Home Builders)	456	8,828
Leucadia National Corp. (Holding Companies-Diversified)	570	18,536

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
Lexmark International, Inc.—Class A* (Computers)	228	$7,944
Life Technologies Corp.* (Biotechnology)	570	30,945
Limited, Inc. (Retail)	798	23,334
Lincoln National Corp. (Insurance)	950	27,398
Linear Technology Corp. (Semiconductors)	684	23,796
Lockheed Martin Corp. (Aerospace/Defense)	874	69,570
Loews Corp. (Insurance)	950	38,048
Lorillard, Inc. (Agriculture)	456	34,309
Lowe’s Cos., Inc. (Retail)	4,104	101,779
LSI Logic Corp.* (Semiconductors)	1,824	11,291
M&T Bank Corp. (Banks)	342	29,573
Macy’s, Inc. (Retail)	1,254	29,030
Marathon Oil Corp. (Oil & Gas)	2,090	95,513
Marriott International, Inc.—Class A (Lodging)	837	33,034
Marsh & McLennan Cos., Inc. (Insurance)	1,596	44,496
Marshall & Ilsley Corp. (Banks)	1,558	10,890
Masco Corp. (Building Materials)	1,064	14,172
Massey Energy Co. (Coal)	304	19,109
MasterCard, Inc.—Class A (Software)	304	71,899
Mattel, Inc. (Toys/Games/Hobbies)	1,064	25,196
McAfee, Inc.* (Internet)	456	21,842
McCormick & Co., Inc. (Food)	380	16,796
McDonald’s Corp. (Retail)	3,116	229,556
McGraw-Hill Cos., Inc. (Media)	912	35,550
McKesson Corp. (Commercial Services)	760	57,129
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	608	35,246
MeadWestvaco Corp. (Forest Products & Paper)	494	14,143
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,254	76,519
Medtronic, Inc. (Healthcare-Products)	3,192	122,317
MEMC Electronic Materials, Inc.* (Semiconductors)	684	7,586
Merck & Co., Inc. (Pharmaceuticals)	9,120	302,510
MetLife, Inc. (Insurance)	2,698	123,487
MetroPCS Communications, Inc.* (Telecommunications)	760	9,827
Microchip Technology, Inc. (Semiconductors)	570	20,788
Micron Technology, Inc.* (Semiconductors)	2,546	26,835
Microsoft Corp. (Software)	22,306	618,434
Molex, Inc. (Electrical Components & Equipment)	418	10,931
Molson Coors Brewing Co.—Class B (Beverages)	456	21,373
Monsanto Co. (Agriculture)	1,596	117,114
Monster Worldwide, Inc.* (Internet)	380	6,327
Moody’s Corp. (Commercial Services)	608	17,857
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,484	131,830
Motorola Mobility Holdings, Inc.* (Telecommunications)	874	24,358
Motorola Solutions, Inc.* (Telecommunications)	988	38,305
Murphy Oil Corp. (Oil & Gas)	570	37,791
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,292	29,923
Nabors Industries, Ltd.* (Oil & Gas)	836	20,398
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	418	10,233
National Oilwell Varco, Inc. (Oil & Gas Services)	1,254	92,671
National Semiconductor Corp. (Semiconductors)	722	10,946
NetApp, Inc.* (Computers)	1,064	58,233
Netflix, Inc.* (Internet)	114	24,405
Newell Rubbermaid, Inc. (Housewares)	874	16,825
Newfield Exploration Co.* (Oil & Gas)	380	27,805
Newmont Mining Corp. (Mining)	1,444	79,521
News Corp.—Class A (Media)	6,764	101,595
NextEra Energy, Inc. (Electric)	1,216	65,007
Nicor, Inc. (Gas)	152	7,671
NIKE, Inc.—Class B (Apparel)	1,140	94,027
NiSource, Inc. (Electric)	836	15,566
Noble Corp. (Oil & Gas)	760	29,070
Noble Energy, Inc. (Oil & Gas)	532	48,465
Nordstrom, Inc. (Retail)	494	20,343
Norfolk Southern Corp. (Transportation)	1,064	65,106
Northeast Utilities System (Electric)	532	17,513
Northern Trust Corp. (Banks)	722	37,530
Northrop Grumman Corp. (Aerospace/Defense)	874	60,568
Novell, Inc.* (Software)	1,026	6,177
Novellus Systems, Inc.* (Semiconductors)	266	9,595
NRG Energy, Inc.* (Electric)	722	14,982
Nucor Corp. (Iron/Steel)	950	43,615
NVIDIA Corp.* (Semiconductors)	1,710	40,903
NYSE Euronext (Diversified Financial Services)	760	24,176
O’Reilly Automotive, Inc.* (Retail)	418	23,755
Occidental Petroleum Corp. (Oil & Gas)	2,394	231,452
Omnicom Group, Inc. (Advertising)	874	39,225
ONEOK, Inc. (Gas)	304	17,903
Oracle Corp. (Software)	11,476	367,576
Owens-Illinois, Inc.* (Packaging & Containers)	494	14,568
PACCAR, Inc. (Auto Manufacturers)	1,064	60,105
Pall Corp. (Miscellaneous Manufacturing)	342	18,950
Parker Hannifin Corp. (Miscellaneous Manufacturing)	494	44,169
Patterson Cos., Inc. (Healthcare-Products)	304	10,050
Paychex, Inc. (Commercial Services)	950	30,400
Peabody Energy Corp. (Coal)	798	50,609
People’s United Financial, Inc. (Banks)	1,102	14,227
Pepco Holdings, Inc. (Electric)	646	11,996
PepsiCo, Inc. (Beverages)	4,712	303,029
PerkinElmer, Inc. (Electronics)	342	8,748
Pfizer, Inc. (Pharmaceuticals)	23,712	432,033

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
PG&E Corp. (Electric)	1,178	$54,518
Philip Morris International, Inc. (Commercial Services)	5,358	306,692
Pinnacle West Capital Corp. (Electric)	304	12,376
Pioneer Natural Resources Co. (Oil & Gas)	342	32,545
Pitney Bowes, Inc. (Office/Business Equipment)	608	14,762
Plum Creek Timber Co., Inc. (Forest Products & Paper)	494	20,684
PNC Financial Services Group (Banks)	1,558	93,480
Polo Ralph Lauren Corp. (Apparel)	190	20,364
PPG Industries, Inc. (Chemicals)	494	41,634
PPL Corp. (Electric)	1,444	37,241
Praxair, Inc. (Chemicals)	912	84,852
Precision Castparts Corp. (Metal Fabricate/Hardware)	418	59,770
Priceline.com, Inc.* (Internet)	152	65,135
Principal Financial Group, Inc. (Insurance)	950	31,132
Procter & Gamble Co. (Cosmetics/Personal Care)	8,284	522,969
Progress Energy, Inc. (Electric)	874	39,260
Progressive Corp. (Insurance)	1,976	39,145
ProLogis (REIT)	1,672	24,946
Prudential Financial, Inc. (Insurance)	1,444	88,820
Public Service Enterprise Group, Inc. (Electric)	1,482	48,061
Public Storage, Inc. (REIT)	418	45,554
Pulte Group, Inc.* (Home Builders)	988	7,795
QEP Resources, Inc. (Oil & Gas)	532	21,620
Qualcomm, Inc. (Telecommunications)	4,788	259,174
Quanta Services, Inc.* (Commercial Services)	646	15,330
Quest Diagnostics, Inc. (Healthcare-Services)	418	23,805
Qwest Communications International, Inc. (Telecommunications)	5,168	36,848
R.R. Donnelley & Sons Co. (Commercial Services)	608	10,774
RadioShack Corp. (Retail)	342	5,181
Range Resources Corp. (Oil & Gas)	456	22,741
Raytheon Co. (Aerospace/Defense)	1,064	53,189
Red Hat, Inc.* (Software)	570	23,552
Regions Financial Corp. (Banks)	3,724	26,440
Republic Services, Inc. (Environmental Control)	912	28,126
Reynolds American, Inc. (Agriculture)	988	31,428
Robert Half International, Inc. (Commercial Services)	418	13,108
Rockwell Automation, Inc. (Machinery-Diversified)	418	33,862
Rockwell Collins, Inc. (Aerospace/Defense)	456	29,248
Roper Industries, Inc. (Miscellaneous Manufacturing)	266	20,666
Ross Stores, Inc. (Retail)	342	22,298
Rowan Cos., Inc.* (Oil & Gas)	380	13,026
Ryder System, Inc. (Transportation)	152	7,308
Safeway, Inc. (Food)	1,102	22,800
SAIC, Inc.* (Commercial Services)	874	14,482
Salesforce.com, Inc.* (Software)	342	44,166
SanDisk Corp.* (Computers)	684	31,033
Sara Lee Corp. (Food)	1,900	32,243
SCANA Corp. (Electric)	342	14,456
Schlumberger, Ltd. (Oil & Gas Services)	4,028	358,452
Scripps Networks Interactive—Class A (Entertainment)	266	12,369
Sealed Air Corp. (Packaging & Containers)	456	12,171
Sears Holdings Corp.* (Retail)	114	8,592
Sempra Energy (Gas)	722	37,595
Sherwin-Williams Co. (Chemicals)	266	22,538
Sigma-Aldrich Corp. (Chemicals)	342	21,768
Simon Property Group, Inc. (REIT)	874	88,667
SLM Corp.* (Diversified Financial Services)	1,444	20,808
Snap-on, Inc. (Hand/Machine Tools)	190	10,760
Southern Co. (Electric)	2,470	92,921
Southwest Airlines Co. (Airlines)	2,204	26,117
Southwestern Energy Co.* (Oil & Gas)	1,026	40,527
Spectra Energy Corp. (Pipelines)	1,938	50,834
Sprint Nextel Corp.* (Telecommunications)	8,854	40,020
St. Jude Medical, Inc.* (Healthcare-Products)	1,026	41,553
Stanley Black & Decker, Inc. (Hand/Machine Tools)	494	35,904
Staples, Inc. (Retail)	2,128	47,476
Starbucks Corp. (Retail)	2,204	69,492
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	570	33,613
State Street Corp. (Banks)	1,482	69,239
Stericycle, Inc.* (Environmental Control)	266	20,878
Stryker Corp. (Healthcare-Products)	1,026	59,057
Sunoco, Inc. (Oil & Gas)	342	14,518
SunTrust Banks, Inc. (Banks)	1,482	45,097
SuperValu, Inc. (Food)	646	4,709
Symantec Corp.* (Internet)	2,318	40,820
Sysco Corp. (Food)	1,748	50,937
T. Rowe Price Group, Inc. (Diversified Financial Services)	760	50,099
Target Corp. (Retail)	2,090	114,595
TECO Energy, Inc. (Electric)	646	11,893
Tellabs, Inc. (Telecommunications)	1,102	5,841
Tenet Healthcare Corp.* (Healthcare-Services)	1,444	9,603
Teradata Corp.* (Computers)	494	21,237
Teradyne, Inc.* (Semiconductors)	532	8,874
Tesoro Petroleum Corp.* (Oil & Gas)	418	8,047
Texas Instruments, Inc. (Semiconductors)	3,496	118,549
Textron, Inc. (Miscellaneous Manufacturing)	798	20,979
The AES Corp.* (Electric)	1,976	24,502
The Charles Schwab Corp. (Diversified Financial Services)	2,926	52,814
The Dow Chemical Co. (Chemicals)	3,420	121,342
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	342	27,531
The Gap, Inc. (Retail)	1,292	24,897

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2011
(unaudited)

	Shares		Value

Common Stocks, continued
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,520		$248,702
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	722		8,577
The Hershey Co. (Food)	456		21,291
The Travelers Cos., Inc. (Insurance)	1,368		76,964
The Williams Cos., Inc. (Pipelines)	1,748		47,179
Thermo Fisher Scientific, Inc.* (Electronics)	1,178		67,464
Tiffany & Co. (Retail)	380		22,089
Time Warner Cable, Inc. (Media)	1,064		72,171
Time Warner, Inc. (Media)	3,268		102,779
Titanium Metals Corp.* (Mining)	266		5,014
TJX Cos., Inc. (Retail)	1,178		55,825
Torchmark Corp. (Insurance)	228		14,204
Total System Services, Inc. (Software)	494		8,601
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,444		64,735
Tyson Foods, Inc.—Class A (Food)	874		14,377
U.S. Bancorp (Banks)	5,700		153,900
Union Pacific Corp. (Transportation)	1,444		136,646
United Parcel Service, Inc.—Class B (Transportation)	2,926		209,560
United States Steel Corp. (Iron/Steel)	418		24,106
United Technologies Corp. (Aerospace/Defense)	2,736		222,437
UnitedHealth Group, Inc. (Healthcare-Services)	3,268		134,151
UnumProvident Corp. (Insurance)	950		23,693
Urban Outfitters, Inc.* (Retail)	380		12,852
V.F. Corp. (Apparel)	266		22,004
Valero Energy Corp. (Oil & Gas)	1,672		42,402
Varian Medical Systems, Inc.* (Healthcare-Products)	342		23,109
Ventas, Inc. (REIT)	456		25,290
VeriSign, Inc. (Internet)	494		16,623
Verizon Communications, Inc. (Telecommunications)	8,360		297,783
Viacom, Inc.—Class B (Media)	1,786		74,208
Visa, Inc.—Class A (Commercial Services)	1,444		100,863
Vornado Realty Trust (REIT)	494		43,516
Vulcan Materials Co. (Building Materials)	380		16,173
W.W. Grainger, Inc. (Distribution/Wholesale)	190		24,979
Wal-Mart Stores, Inc. (Retail)	5,814		325,991
Walgreen Co. (Retail)	2,736		110,644
Walt Disney Co. (Media)	5,624		218,605
Washington Post Co.—Class B (Media)	38		16,277
Waste Management, Inc. (Environmental Control)	1,406		53,245
Waters Corp.* (Electronics)	266		20,320
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	380		20,718
WellPoint, Inc.* (Healthcare-Services)	1,178		73,177
Wells Fargo & Co. (Banks)	15,542		503,872
Western Digital Corp.* (Computers)	684		23,270
Western Union Co. (Commercial Services)	1,938		39,303
Weyerhaeuser Co. (Forest Products & Paper)	1,596		36,995
Whirlpool Corp. (Home Furnishings)	228		19,494
Whole Foods Market, Inc. (Food)	418		21,615
Windstream Corp. (Telecommunications)	1,444		18,498
Wisconsin Energy Corp. (Electric)	342		20,619
Wyndham Worldwide Corp. (Lodging)	532		14,965
Wynn Resorts, Ltd. (Lodging)	228		26,523
Xcel Energy, Inc. (Electric)	1,368		32,244
Xerox Corp. (Office/Business Equipment)	4,104		43,584
Xilinx, Inc. (Semiconductors)	760		24,472
XL Group PLC (Insurance)	950		21,774
Yahoo!, Inc.* (Internet)	3,876		62,481
YUM! Brands, Inc. (Retail)	1,406		65,745
Zimmer Holdings, Inc.* (Healthcare-Products)	570		33,721
Zions Bancorp (Banks)	532		12,545

TOTAL COMMON STOCKS
(Cost $20,690,776)			34,646,534

Rights/Warrants(NM)
American International Group, Inc. (Diversified Financial Services)	—	(a)	3

TOTAL RIGHTS/WARRANTS
(Cost $3)			3

	Principal
	Amount	Value

Repurchase Agreements (83.2%)
Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $5,918,023 (Collateralized by $5,984,200 U.S. Treasury Notes, 1.00%, 9/30/11, total value $6,036,120)	$5,918,000	$5,918,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $18,152,076 (Collateralized by $18,586,000 of various U.S. Government Agency Obligations, 0.19%‡–2.56%, 8/8/11-9/7/17, total value $18,516,079)	18,152,000	18,152,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $35,519,168 (Collateralized by $33,929,000 of various U.S. Government Agency Obligations, 0.60%–5.05%, 5/24/12-1/26/15, total value $36,231,300)	35,519,000	35,519,000
See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2011
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements, continued
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,219,009 (Collateralized by $2,275,000 Federal Home Loan Bank, 0.25%, 1/18/12, total value $2,272,137)	$2,219,000	$2,219,000

TOTAL REPURCHASE AGREEMENTS
(Cost $61,808,000)		61,808,000

TOTAL INVESTMENT SECURITIES
(Cost $82,498,779)—129.9%		96,454,537
Net other assets (liabilities)—(29.9)%		(22,173,115)

NET ASSETS—100.0%		$74,281,422

(a)	Amount is less than 0.50 a share.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $15,505,000.
‡	Represents the effective yield or interest rate in effect at January 31, 2011.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $26,424,650)	412	$403,602

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$46,020,600	$(122,476)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	41,963,216	(312,496)

		$(434,972)

UltraBull ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Advertising	$54,661	0.1%
Aerospace/Defense	729,795	1.0%
Agriculture	390,545	0.5%
Airlines	26,117	NM
Apparel	183,670	0.3%
Auto Manufacturers	237,086	0.3%
Auto Parts & Equipment	85,894	0.1%
Banks	1,680,564	2.3%
Beverages	836,171	1.1%
Biotechnology	361,296	0.5%
Building Materials	30,345	NM
Chemicals	615,820	0.8%
Coal	103,713	0.1%
Commercial Services	671,343	0.9%
Computers	2,270,262	3.1%
Cosmetics/Personal Care	696,857	0.9%
Distribution/Wholesale	72,846	0.1%
Diversified Financial Services	1,981,208	2.7%
Electric	1,064,774	1.4%
Electrical Components & Equipment	142,940	0.2%
Electronics	194,565	0.3%
Energy-Alternate Sources	23,496	NM
Engineering & Construction	56,330	0.1%
Entertainment	27,376	NM
Environmental Control	102,249	0.1%
Food	617,204	0.8%
Forest Products & Paper	109,135	0.2%
Gas	63,169	0.1%
Hand/Machine Tools	46,664	0.1%
Healthcare-Products	1,040,173	1.4%
Healthcare-Services	371,625	0.5%
Holding Companies-Diversified	18,536	NM
Home Builders	26,981	NM
Home Furnishings	27,725	NM
Household Products/Wares	145,921	0.2%
Housewares	16,825	NM
Insurance	1,353,168	1.8%
Internet	1,019,982	1.4%
Iron/Steel	128,699	0.2%
Leisure Time	84,886	0.1%
Lodging	108,135	0.1%
Machinery-Construction & Mining	180,633	0.2%
Machinery-Diversified	227,201	0.3%
Media	1,021,109	1.4%
Metal Fabricate/Hardware	59,770	0.1%
Mining	287,811	0.4%
Miscellaneous Manufacturing	1,449,896	2.0%
Office/Business Equipment	58,346	0.1%
Oil & Gas	3,436,005	4.7%
Oil & Gas Services	731,679	1.0%
Packaging & Containers	55,555	0.1%
Pharmaceuticals	1,718,850	2.3%
Pipelines	131,202	0.2%
REIT	466,626	0.6%
Real Estate	19,394	NM
Retail	1,974,372	2.7%
Savings & Loans	17,107	NM
Semiconductors	883,712	1.2%
Software	1,525,616	2.1%
Telecommunications	1,875,573	2.5%
Textiles	10,663	NM
Toys/Games/Hobbies	43,626	0.1%
Transportation	653,040	0.9%
Other**	39,634,885	53.3%

Total	$74,281,422	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks (20.0%)
1st Source Corp. (Banks)	570	$10,745
3D Systems Corp.* (Computers)	285	8,134
99 Cents Only Stores* (Retail)	665	9,909
A.M. Castle & Co.* (Metal Fabricate/Hardware)	380	5,962
A123 Systems, Inc.* (Electrical Components & Equipment)	1,140	10,328
AAON, Inc. (Building Materials)	285	7,675
AAR Corp.* (Aerospace/Defense)	570	15,270
Abaxis, Inc.* (Healthcare-Products)	475	12,516
ABIOMED, Inc.* (Healthcare-Products)	475	4,655
ABM Industries, Inc. (Commercial Services)	760	19,532
AboveNet, Inc. (Internet)	285	16,975
Abraxas Petroleum Corp.* (Oil & Gas)	1,140	5,461
Acacia Research Corp.* (Media)	475	11,590
Acadia Realty Trust (REIT)	190	3,511
Accelrys, Inc.* (Software)	950	7,809
Acco Brands Corp.* (Household Products/Wares)	1,045	8,579
Accuray, Inc.* (Healthcare-Products)	1,425	12,198
ACI Worldwide, Inc.* (Software)	570	15,099
Acme Packet, Inc.* (Telecommunications)	665	35,764
Acorda Therapeutics, Inc.* (Biotechnology)	665	14,597
Actuant Corp.—Class A (Miscellaneous Manufacturing)	1,045	28,978
Acuity Brands, Inc. (Miscellaneous Manufacturing)	570	31,464
Acxiom Corp.* (Software)	1,045	18,005
Administaff, Inc. (Commercial Services)	380	10,762
ADTRAN, Inc. (Telecommunications)	855	35,166
Advance America Cash Advance Centers, Inc. (Commercial Services)	1,425	8,721
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	570	8,804
Advent Software, Inc.* (Software)	380	11,233
Advisory Board Co.* (Commercial Services)	190	9,397
Aerovironment, Inc.* (Aerospace/Defense)	190	5,358
AFC Enterprises, Inc.* (Retail)	475	7,078
Affymetrix, Inc.* (Biotechnology)	1,140	5,529
Air Methods Corp.* (Healthcare-Services)	190	9,736
Air Transport Services Group, Inc.* (Transportation)	1,140	8,436
Aircastle, Ltd. (Trucking & Leasing)	1,045	11,098
AirTran Holdings, Inc.* (Airlines)	1,995	14,743
Akorn, Inc.* (Pharmaceuticals)	950	4,750
Alaska Air Group, Inc.* (Airlines)	475	28,139
Alaska Communications Systems Group, Inc. (Telecommunications)	855	7,866
Albany International Corp.—Class A (Machinery-Diversified)	380	8,569
Align Technology, Inc.* (Healthcare-Products)	855	17,810
Alkermes, Inc.* (Pharmaceuticals)	1,520	19,623
Allegiant Travel Co. (Airlines)	190	8,843
ALLETE, Inc. (Electric)	570	21,039
Alliance One International, Inc.* (Agriculture)	1,615	6,185
Allied Nevada Gold Corp.* (Mining)	1,140	30,142
Allos Therapeutics, Inc.* (Pharmaceuticals)	1,520	5,107
Almost Family, Inc.* (Healthcare-Services)	190	6,344
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	665	6,866
Alterra Capital Holdings, Ltd. (Insurance)	1,425	30,709
Altra Holdings, Inc.* (Machinery-Diversified)	475	9,932
AMAG Pharmaceuticals, Inc.* (Biotechnology)	285	5,073
AMCOL International Corp. (Mining)	475	14,212
Amedisys, Inc.* (Healthcare-Services)	475	16,193
AMERCO* (Trucking & Leasing)	95	8,646
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	855	12,227
American Campus Communities, Inc. (REIT)	665	21,506
American Capital Agency Corp. (REIT)	665	19,079
American Capital, Ltd.* (Investment Companies)	4,845	39,584
American Equity Investment Life Holding Co. (Insurance)	1,140	14,455
American Greetings Corp.—Class A (Household Products/Wares)	665	14,450
American Medical Systems Holdings, Inc.* (Healthcare-Products)	1,045	20,398
American Public Education, Inc.* (Commercial Services)	285	9,565
American Science & Engineering, Inc. (Electronics)	95	8,265
American States Water Co. (Water)	380	12,920
American Superconductor Corp.* (Electrical Components & Equipment)	760	20,725
AMERIGROUP Corp.* (Healthcare-Services)	760	39,801
Amerisafe, Inc.* (Insurance)	475	8,460
Ameristar Casinos, Inc. (Lodging)	475	7,296
Ameron International Corp. (Miscellaneous Manufacturing)	190	13,104
Amkor Technology, Inc.* (Semiconductors)	1,425	11,600
AmSurg Corp.* (Healthcare-Services)	570	12,010
AmTrust Financial Services, Inc. (Insurance)	285	5,275
ANADIGICS, Inc.* (Semiconductors)	1,045	7,137
Analogic Corp. (Electronics)	285	14,555
Anaren, Inc.* (Telecommunications)	285	5,854
Ancestry.com, Inc.* (Internet)	285	10,146

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
AngioDynamics, Inc.* (Healthcare-Products)	475	$7,693
Anixter International, Inc. (Telecommunications)	380	24,043
AnnTaylor Stores Corp.* (Retail)	855	18,913
Anworth Mortgage Asset Corp. (REIT)	1,520	10,442
Apco Oil & Gas International, Inc. (Oil & Gas)	190	11,828
Apogee Enterprises, Inc. (Building Materials)	380	4,860
Apollo Investment Corp. (Investment Companies)	3,135	36,977
Applied Industrial Technologies, Inc. (Machinery-Diversified)	570	18,046
Applied Micro Circuits Corp.* (Semiconductors)	950	9,348
Applied Signal Technology, Inc. (Telecommunications)	190	7,222
Approach Resources, Inc.* (Oil & Gas)	285	7,601
Arbitron, Inc. (Commercial Services)	380	15,842
Arch Chemicals, Inc. (Chemicals)	380	13,771
Ardea Biosciences, Inc.* (Pharmaceuticals)	380	10,078
Argo Group International Holdings, Ltd. (Insurance)	475	16,919
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,280	14,535
Ariba, Inc.* (Internet)	1,330	37,360
Arkansas Best Corp. (Transportation)	380	9,709
Arris Group, Inc.* (Telecommunications)	1,805	22,526
ArthroCare Corp.* (Healthcare-Products)	475	13,295
Artio Global Investors, Inc. (Diversified Financial Services)	475	6,959
Aruba Networks, Inc.* (Telecommunications)	1,140	24,567
ArvinMeritor, Inc.* (Auto Parts & Equipment)	1,330	29,074
Asbury Automotive Group, Inc.* (Retail)	475	8,745
Ascena Retail Group, Inc.* (Retail)	950	25,754
Ascent Media Corp.—Class A* (Entertainment)	190	7,228
Ashford Hospitality Trust* (REIT)	760	7,410
Aspen Technology, Inc.* (Software)	855	12,098
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	285	9,382
Associated Estates Realty Corp. (REIT)	665	9,849
Astec Industries, Inc.* (Machinery-Construction & Mining)	285	8,579
Astoria Financial Corp. (Savings & Loans)	1,235	17,586
athenahealth, Inc.* (Software)	475	20,396
Atlantic Tele-Network, Inc. (Environmental Control)	190	7,097
Atlas Air Worldwide Holdings, Inc.* (Transportation)	380	19,308
ATMI, Inc.* (Semiconductors)	475	9,785
ATP Oil & Gas Corp.* (Oil & Gas)	665	11,278
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	665	15,089
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	1,425	5,771
Aviat Networks, Inc.* (Telecommunications)	1,235	6,410
Avid Technology, Inc.* (Software)	665	11,072
Avis Budget Group, Inc.* (Commercial Services)	1,615	22,352
Avista Corp. (Electric)	570	12,911
Axcelis Technologies, Inc.* (Semiconductors)	1,805	6,263
AXT, Inc.* (Semiconductors)	570	6,173
AZZ, Inc. (Miscellaneous Manufacturing)	190	7,617
B&G Foods, Inc.—Class A (Food)	950	12,759
Badger Meter, Inc. (Electronics)	190	7,788
Balchem Corp. (Chemicals)	380	12,787
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	380	6,570
Bank of the Ozarks, Inc. (Banks)	190	8,195
Barnes & Noble, Inc. (Retail)	570	8,978
Barnes Group, Inc. (Miscellaneous Manufacturing)	855	16,946
Basic Energy Services, Inc.* (Oil & Gas Services)	285	5,204
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	760	13,802
Beazer Homes USA, Inc.* (Home Builders)	1,235	6,607
Belden, Inc. (Electrical Components & Equipment)	665	23,115
Belo Corp.—Class A* (Media)	1,425	9,605
Benchmark Electronics, Inc.* (Electronics)	1,045	19,845
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	570	5,033
Berkshire Hills Bancorp, Inc. (Savings & Loans)	285	6,053
Berry Petroleum Co.—Class A (Oil & Gas)	760	35,469
BGC Partners, Inc.—Class A (Diversified Financial Services)	1,045	8,465
Big 5 Sporting Goods Corp. (Retail)	475	6,023
Bill Barrett Corp.* (Oil & Gas)	665	27,252
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	475	10,968
BioMed Realty Trust, Inc. (REIT)	1,900	33,915
BJ’s Restaurants, Inc.* (Retail)	380	13,425
Black Box Corp. (Telecommunications)	475	16,715
Black Hills Corp. (Electric)	570	17,676
Blackbaud, Inc. (Software)	665	17,483
Blackboard, Inc.* (Software)	475	18,458
BlackRock Kelso Capital Corp. (Investment Companies)	1,330	15,295
Blount International, Inc.* (Machinery-Diversified)	665	9,982
Blue Coat Systems, Inc.* (Internet)	570	16,422
Blue Nile, Inc.* (Internet)	190	10,802
Bob Evans Farms, Inc. (Retail)	475	14,953
Boise, Inc. (Forest Products & Paper)	1,140	10,249
Boston Private Financial Holdings, Inc. (Banks)	1,235	8,287

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
Bottomline Technologies, Inc.* (Diversified Financial Services)	570	$13,070
Boyd Gaming Corp.* (Lodging)	950	10,298
BPZ Resources, Inc.* (Oil & Gas)	1,425	8,194
Brady Corp.—Class A (Electronics)	665	21,779
Bridgepoint Education, Inc.* (Commercial Services)	285	5,204
Briggs & Stratton Corp. (Machinery-Diversified)	760	15,177
Brigham Exploration Co.* (Oil & Gas)	1,615	47,820
Brightpoint, Inc.* (Distribution/Wholesale)	1,045	9,483
Bristow Group, Inc.* (Transportation)	475	24,458
Brookline Bancorp, Inc. (Savings & Loans)	760	8,231
Brooks Automation, Inc.* (Semiconductors)	1,045	12,268
Brown Shoe Co., Inc. (Retail)	665	8,426
Bruker Corp.* (Healthcare-Products)	1,140	19,950
Brunswick Corp. (Leisure Time)	1,330	26,494
Brush Engineered Materials, Inc.* (Mining)	285	9,969
Buckeye Technologies, Inc. (Forest Products & Paper)	665	16,731
Buffalo Wild Wings, Inc.* (Retail)	285	12,474
Cabela’s, Inc.* (Retail)	665	16,558
Cabot Microelectronics Corp.* (Chemicals)	380	17,142
CACI International, Inc.—Class A* (Computers)	380	21,086
Cal Dive International, Inc.* (Oil & Gas Services)	1,615	9,916
Cal-Maine Foods, Inc. (Food)	190	5,388
Calgon Carbon Corp.* (Environmental Control)	855	12,192
California Pizza Kitchen, Inc.* (Retail)	190	3,042
California Water Service Group (Water)	285	10,403
Callaway Golf Co. (Leisure Time)	1,330	9,776
Campus Crest Communities, Inc. (REIT)	475	6,270
Cantel Medical Corp. (Healthcare-Products)	285	6,068
Capella Education Co.* (Commercial Services)	190	10,878
Capital Gold Corp.* (Mining)	1,235	5,916
Capital Lease Funding, Inc. (REIT)	1,425	7,866
Capital Southwest Corp. (Investment Companies)	95	9,267
Capstead Mortgage Corp. (REIT)	1,045	13,282
CARBO Ceramics, Inc. (Oil & Gas Services)	285	32,821
Cardinal Financial Corp. (Banks)	760	8,360
Cardtronics, Inc.* (Commercial Services)	475	8,118
Carrizo Oil & Gas, Inc.* (Oil & Gas)	475	16,079
Carter’s, Inc.* (Apparel)	855	23,683
Cascade Corp. (Machinery-Diversified)	190	8,943
Casey’s General Stores, Inc. (Retail)	475	20,183
Cash America International, Inc. (Retail)	475	19,109
Cass Information Systems, Inc. (Banks)	285	10,331
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	570	24,738
Cathay Bancorp, Inc. (Banks)	1,140	19,733
Cavco Industries, Inc.* (Home Builders)	95	3,913
Cavium Networks, Inc.* (Semiconductors)	570	22,538
Cbeyond, Inc.* (Telecommunications)	380	5,567
CBL & Associates Properties, Inc. (REIT)	1,900	32,414
CEC Entertainment, Inc.* (Retail)	380	14,041
Cedar Shopping Centers, Inc. (REIT)	1,520	9,196
Celadon Group, Inc.* (Transportation)	380	5,567
Celera Corp.* (Biotechnology)	1,615	9,989
Centene Corp.* (Healthcare-Services)	760	21,067
Central Garden & Pet Co.—Class A* (Household Products/Wares)	1,140	10,807
Century Aluminum Co.* (Mining)	1,045	15,539
Cenveo, Inc.* (Commercial Services)	950	5,111
Cepheid, Inc.* (Healthcare-Products)	950	22,572
Ceradyne, Inc.* (Miscellaneous Manufacturing)	380	13,463
CEVA, Inc.* (Semiconductors)	380	9,185
CH Energy Group, Inc. (Electric)	190	9,236
Charming Shoppes, Inc.* (Retail)	2,280	7,091
Chart Industries, Inc.* (Machinery-Diversified)	475	17,252
Checkpoint Systems, Inc.* (Electronics)	570	11,782
Cheesecake Factory, Inc.* (Retail)	855	25,231
Chemed Corp. (Commercial Services)	475	29,559
Chemical Financial Corp. (Banks)	855	17,750
Cheniere Energy, Inc.* (Oil & Gas)	950	6,945
Chesapeake Utilities Corp. (Oil & Gas Services)	190	7,429
Chiquita Brands International, Inc.* (Food)	760	11,719
Churchill Downs, Inc. (Entertainment)	380	15,736
Cincinnati Bell, Inc.* (Telecommunications)	2,945	8,393
Cinemark Holdings, Inc. (Entertainment)	760	12,882
CIRCOR International, Inc. (Metal Fabricate/Hardware)	285	11,511
Cirrus Logic, Inc.* (Semiconductors)	1,045	21,976
Citi Trends, Inc.* (Retail)	285	6,527
City Holding Co. (Banks)	190	6,612
Clarcor, Inc. (Miscellaneous Manufacturing)	760	32,817
Clayton Williams Energy, Inc.* (Oil & Gas)	95	8,422
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	760	9,021
Clean Harbors, Inc.* (Environmental Control)	380	34,215
Clearwater Paper Corp.* (Forest Products & Paper)	190	15,025
Cleco Corp. (Electric)	475	14,848
Cloud Peak Energy, Inc.* (Coal)	475	10,816

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
CNA Surety Corp.* (Insurance)	285	$6,849
CNO Financial Group, Inc.* (Insurance)	3,230	20,446
Coeur d’Alene Mines Corp.* (Mining)	1,330	31,095
Cogent Communications Group, Inc.* (Internet)	760	10,366
Cognex Corp. (Machinery-Diversified)	570	17,864
Cohen & Steers, Inc. (Diversified Financial Services)	285	8,068
Coherent, Inc.* (Electronics)	475	25,436
Cohu, Inc. (Semiconductors)	475	7,097
Coinstar, Inc.* (Commercial Services)	475	19,660
Colfax Corp.* (Miscellaneous Manufacturing)	570	10,625
Collective Brands, Inc.* (Retail)	950	19,342
Colonial Properties Trust (REIT)	1,235	23,700
Colony Financial, Inc. (REIT)	380	7,676
Columbia Banking System, Inc. (Banks)	855	17,185
Columbia Sportswear Co. (Apparel)	190	11,586
Columbus McKinnon Corp. NY* (Machinery-Diversified)	380	6,411
Comfort Systems USA, Inc. (Building Materials)	665	8,465
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	380	6,133
Community Bank System, Inc. (Banks)	570	14,410
Community Trust Bancorp, Inc. (Banks)	285	8,239
Commvault Systems, Inc.* (Software)	570	17,607
Compass Diversified Holdings (Holding Companies-Diversified)	855	14,757
Compellent Technologies, Inc.* (Computers)	380	10,537
Complete Production Services, Inc.* (Oil & Gas Services)	1,140	31,852
Computer Programs & Systems, Inc. (Software)	190	9,861
comScore, Inc.* (Internet)	380	9,105
Comtech Telecommunications Corp. (Telecommunications)	475	13,329
Conceptus, Inc.* (Healthcare-Products)	475	6,415
Concur Technologies, Inc.* (Software)	570	29,087
CONMED Corp.* (Healthcare-Products)	570	14,883
Consolidated Communications Holdings, Inc. (Telecommunications)	1,045	18,549
Consolidated Graphics, Inc.* (Commercial Services)	190	9,510
Constant Contact, Inc.* (Internet)	380	10,636
Contango Oil & Gas Co. (Oil & Gas)	190	11,020
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	855	19,545
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	190	6,430
Corinthian Colleges, Inc.* (Commercial Services)	1,235	6,521
CorVel Corp.* (Commercial Services)	190	9,591
CoStar Group, Inc.* (Commercial Services)	380	21,386
Cousins Properties, Inc. (REIT)	1,520	12,950
Cracker Barrel Old Country Store, Inc. (Retail)	380	19,562
Credit Acceptance Corp.* (Diversified Financial Services)	95	5,372
Crocs, Inc.* (Apparel)	1,330	21,799
Crosstex Energy, Inc. (Oil & Gas)	855	7,233
CSG Systems International, Inc.* (Software)	570	11,087
CTS Corp. (Electronics)	855	9,696
Cubic Corp. (Electronics)	285	13,894
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,045	22,927
Curtiss-Wright Corp. (Aerospace/Defense)	665	23,075
CVB Financial Corp. (Banks)	1,330	11,012
CVR Energy, Inc.* (Oil & Gas)	570	9,872
Cyberonics, Inc.* (Healthcare-Products)	475	15,556
Cymer, Inc.* (Electronics)	380	18,464
Cypress Sharpridge Investments, Inc. (REIT)	570	7,439
Daktronics, Inc. (Electronics)	475	7,253
Dana Holding Corp.* (Auto Parts & Equipment)	2,090	37,453
Danvers Bancorp, Inc. (Savings & Loans)	665	14,337
Darling International, Inc.* (Environmental Control)	1,235	16,734
DCT Industrial Trust, Inc. (REIT)	2,850	15,789
DealerTrack Holdings, Inc.* (Internet)	570	11,266
Deckers Outdoor Corp.* (Apparel)	570	41,832
Delcath Systems, Inc.* (Healthcare-Products)	760	7,190
Delphi Financial Group, Inc.—Class A (Insurance)	855	24,607
Deltic Timber Corp. (Forest Products & Paper)	190	11,398
Deluxe Corp. (Commercial Services)	855	20,905
Denny’s Corp.* (Retail)	1,805	6,823
DepoMed, Inc.* (Pharmaceuticals)	1,045	8,757
Dex One Corp.* (Media)	760	4,180
Dexcom, Inc.* (Healthcare-Products)	1,045	14,740
DG Fastchannel, Inc.* (Media)	380	10,416
Diamond Foods, Inc. (Food)	285	14,184
DiamondRock Hospitality Co.* (REIT)	2,280	27,656
Digital River, Inc.* (Internet)	570	18,092
DigitalGlobe, Inc.* (Telecommunications)	475	14,587
Dillards, Inc.—Class A (Retail)	570	22,640
Dime Community Bancshares, Inc. (Savings & Loans)	570	8,596
DineEquity, Inc.* (Retail)	285	14,700
Diodes, Inc.* (Semiconductors)	475	12,227
Dionex Corp.* (Electronics)	285	33,624
Dole Food Co., Inc.* (Food)	570	7,969
Dollar Financial Corp.* (Commercial Services)	380	11,639
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	380	18,438

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
Domino’s Pizza, Inc.* (Retail)	665	$10,906
Dorman Products, Inc.* (Auto Parts & Equipment)	190	6,112
Drew Industries, Inc. (Building Materials)	380	8,976
Dril-Quip, Inc.* (Oil & Gas Services)	475	36,632
DSW, Inc.—Class A* (Retail)	190	6,325
DTS, Inc.* (Home Furnishings)	285	12,774
Duff & Phelps Corp.—Class A (Diversified Financial Services)	475	8,056
DuPont Fabros Technology, Inc. (REIT)	570	13,064
Durect Corp.* (Pharmaceuticals)	2,565	8,003
Dycom Industries, Inc.* (Engineering & Construction)	570	9,160
Dynavax Technologies Corp.* (Biotechnology)	1,805	5,415
Dynegy, Inc.* (Electric)	1,425	8,963
E.W. Scripps Co.* (Media)	855	7,763
Eagle Bulk Shipping, Inc.* (Transportation)	1,235	5,051
EarthLink, Inc. (Internet)	1,330	11,345
EastGroup Properties, Inc. (REIT)	380	16,564
Eastman Kodak Co.* (Miscellaneous Manufacturing)	3,990	14,603
Ebix, Inc.* (Software)	380	8,569
Echelon Corp.* (Computers)	570	5,187
Education Realty Trust, Inc. (REIT)	665	5,187
eHealth, Inc.* (Insurance)	380	4,598
El Paso Electric Co.* (Electric)	570	15,361
Electro Scientific Industries, Inc.* (Electronics)	570	9,502
Electronics for Imaging, Inc.* (Computers)	855	12,808
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	380	9,724
EMCOR Group, Inc.* (Engineering & Construction)	950	28,766
Emergent Biosolutions, Inc.* (Biotechnology)	380	8,071
Emeritus Corp.* (Healthcare-Services)	380	7,258
Empire District Electric Co. (Electric)	665	14,311
Employers Holdings, Inc. (Insurance)	570	9,570
EMS Technologies, Inc.* (Telecommunications)	475	8,707
Emulex Corp.* (Semiconductors)	1,045	11,923
Encore Capital Group, Inc.* (Diversified Financial Services)	190	4,323
Encore Wire Corp. (Electrical Components & Equipment)	285	6,397
Endeavour International Corp.* (Oil & Gas)	380	4,742
Endologix, Inc.* (Healthcare-Products)	950	5,539
Energy Partners, Ltd.* (Oil & Gas)	570	9,171
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	1,045	30,106
EnergySolutions, Inc. (Environmental Control)	1,235	7,311
EnerNOC, Inc.* (Electric)	285	7,416
EnerSys* (Electrical Components & Equipment)	665	21,825
Ennis, Inc. (Household Products/Wares)	570	9,479
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	380	15,774
Enstar Group, Ltd.* (Insurance)	190	15,726
Entegris, Inc.* (Semiconductors)	1,995	15,262
Entertainment Properties Trust (REIT)	665	30,610
Entropic Communications, Inc.* (Semiconductors)	950	10,422
Enzon Pharmaceuticals, Inc.* (Biotechnology)	1,045	11,704
Epicor Software Corp.* (Software)	950	9,842
EPIQ Systems, Inc. (Software)	570	7,325
Equity Lifestyle Properties, Inc. (REIT)	380	21,614
Equity One, Inc. (REIT)	475	8,859
eResearchTechnology, Inc.* (Internet)	855	5,498
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	380	13,786
Esterline Technologies Corp.* (Aerospace/Defense)	475	33,810
Ethan Allen Interiors, Inc. (Home Furnishings)	475	10,640
Euronet Worldwide, Inc.* (Commercial Services)	665	12,163
Evercore Partners, Inc.—Class A (Diversified Financial Services)	285	9,206
Exelixis, Inc.* (Biotechnology)	1,710	14,826
Exide Technologies* (Electrical Components & Equipment)	1,235	11,868
Exlservice Holdings, Inc.* (Commercial Services)	380	7,243
Exponent, Inc.* (Commercial Services)	285	10,465
Express, Inc. (Retail)	285	4,959
Extra Space Storage, Inc. (REIT)	1,235	23,749
EZCORP, Inc.—Class A* (Retail)	665	17,888
F.N.B. Corp. (Banks)	1,520	15,352
Fair Isaac Corp. (Software)	665	16,878
FARO Technologies, Inc.* (Electronics)	285	8,641
FBL Financial Group, Inc.—Class A (Insurance)	380	10,568
Federal Signal Corp. (Miscellaneous Manufacturing)	1,140	7,934
FEI Co.* (Electronics)	570	15,532
FelCor Lodging Trust, Inc.* (REIT)	1,805	12,689
Ferro Corp.* (Chemicals)	1,330	20,509
Fifth Street Finance Corp. (Investment Companies)	1,330	17,529
Finisar Corp.* (Telecommunications)	1,045	34,798
First American Financial Corp. (Insurance)	1,615	25,049
First Cash Financial Services, Inc.* (Retail)	380	12,536
First Commonwealth Financial Corp. (Banks)	1,710	10,995
First Financial Bancorp (Banks)	855	14,449
First Financial Bankshares, Inc. (Banks)	380	18,742
First Financial Corp. (Banks)	285	8,986
First Industrial Realty Trust, Inc.* (REIT)	1,045	10,680

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
First Midwest Bancorp, Inc. (Banks)	1,045	$12,216
First Potomac Realty Trust (REIT)	760	12,236
FirstMerit Corp. (Banks)	1,425	26,106
Flagstone Reinsurance Holdings S.A. (Insurance)	1,045	12,812
Flushing Financial Corp. (Savings & Loans)	475	6,769
Force Protection, Inc.* (Auto Manufacturers)	1,330	7,368
Forestar Group, Inc.* (Real Estate)	665	12,409
FormFactor, Inc.* (Semiconductors)	760	6,498
Forrester Research, Inc. (Commercial Services)	285	10,157
Fortinet, Inc.* (Computers)	570	21,916
Forward Air Corp. (Transportation)	380	10,606
FPIC Insurance Group, Inc.* (Insurance)	190	6,794
Franklin Electric Co., Inc. (Hand/Machine Tools)	380	15,610
Franklin Street Properties Corp. (REIT)	1,140	17,089
Fred’s, Inc. (Retail)	950	12,759
Freightcar America, Inc. (Miscellaneous Manufacturing)	285	8,128
Fresh Del Monte Produce, Inc. (Food)	570	15,076
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	285	7,419
Fuller (H.B.) Co. (Chemicals)	760	17,320
G & K Services, Inc. (Textiles)	380	11,905
G-III Apparel Group, Ltd.* (Apparel)	190	6,629
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	190	8,451
Gaylord Entertainment Co.* (Lodging)	475	15,836
Genco Shipping & Trading, Ltd.* (Transportation)	475	5,491
GenCorp, Inc.* (Aerospace/Defense)	1,235	6,336
Generac Holdings, Inc.* (Electrical Components & Equipment)	380	5,662
General Communication, Inc.—Class A* (Telecommunications)	950	11,505
General Moly, Inc.* (Mining)	1,045	5,319
Genesco, Inc.* (Retail)	380	14,109
Genesee & Wyoming, Inc.—Class A* (Transportation)	570	29,497
Genomic Health, Inc.* (Healthcare-Products)	190	4,231
Genoptix, Inc.* (Healthcare-Services)	285	7,114
Gentiva Health Services, Inc.* (Healthcare-Services)	475	10,935
GeoEye, Inc.* (Telecommunications)	380	15,170
Georgia Gulf Corp.* (Chemicals)	570	15,179
Geron Corp.* (Biotechnology)	1,995	9,776
Getty Realty Corp. (REIT)	285	8,276
GFI Group, Inc. (Diversified Financial Services)	1,235	6,323
Gibraltar Industries, Inc.* (Iron/Steel)	665	7,335
Glacier Bancorp, Inc. (Banks)	1,045	14,745
Glatfelter (Forest Products & Paper)	665	8,000
Glimcher Realty Trust (REIT)	1,330	11,717
Global Crossing, Ltd.* (Telecommunications)	570	7,598
Global Industries, Ltd.* (Oil & Gas Services)	1,805	14,467
Globe Specialty Metals, Inc. (Mining)	950	17,442
Golar LNG, Ltd. (Transportation)	665	11,604
Golden Star Resources, Ltd.* (Mining)	3,895	14,373
Goodrich Petroleum Corp.* (Oil & Gas)	380	8,064
Government Properties Income Trust (REIT)	380	9,842
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,615	33,915
Grand Canyon Education, Inc.* (Commercial Services)	475	8,593
Granite Construction, Inc. (Engineering & Construction)	475	12,274
Graphic Packaging Holding Co.* (Packaging & Containers)	2,185	10,379
Great Lakes Dredge & Dock Co. (Commercial Services)	950	7,895
Greatbatch, Inc.* (Electrical Components & Equipment)	380	8,949
Greenlight Capital Re, Ltd.—Class A* (Insurance)	570	16,114
Griffon Corp.* (Miscellaneous Manufacturing)	855	9,952
Group 1 Automotive, Inc. (Retail)	380	14,379
GSI Commerce, Inc.* (Internet)	950	21,888
GT Solar International, Inc.* (Semiconductors)	950	10,493
Gulf Island Fabrication, Inc. (Oil & Gas Services)	285	7,718
GulfMark Offshore, Inc.—Class A* (Transportation)	380	14,611
Gulfport Energy Corp.* (Oil & Gas)	475	11,372
H&E Equipment Services, Inc.* (Commercial Services)	665	7,727
Haemonetics Corp.* (Healthcare-Products)	380	22,549
Halozyme Therapeutics, Inc.* (Biotechnology)	1,520	10,138
Hancock Holding Co. (Banks)	475	15,580
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	380	7,809
Harleysville Group, Inc. (Insurance)	285	10,069
Harmonic, Inc.* (Telecommunications)	1,805	15,234
Harte-Hanks, Inc. (Advertising)	665	8,293
Harvest Natural Resources, Inc.* (Oil & Gas)	475	5,282
Hatteras Financial Corp. (REIT)	760	21,721
Hawaiian Holdings, Inc.* (Airlines)	855	6,318
Hawkins, Inc. (Chemicals)	190	7,461
Haynes International, Inc. (Metal Fabricate/Hardware)	190	9,257
Healthcare Realty Trust, Inc. (REIT)	760	15,960
Healthcare Services Group, Inc. (Commercial Services)	951	15,064
HEALTHSOUTH Corp.* (Healthcare-Services)	1,425	32,233
HealthSpring, Inc.* (Healthcare-Services)	855	25,983

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
Healthways, Inc.* (Healthcare-Services)	570	$6,823
Heartland Express, Inc. (Transportation)	570	9,134
Heartland Payment Systems, Inc. (Commercial Services)	760	12,008
HeartWare International, Inc.* (Healthcare-Products)	190	17,672
Heckmann Corp.* (Beverages)	1,330	6,424
Hecla Mining Co.* (Mining)	3,705	33,345
HEICO Corp. (Aerospace/Defense)	475	24,838
Heidrick & Struggles International, Inc. (Commercial Services)	285	7,635
Helen of Troy, Ltd.* (Household Products/Wares)	475	13,333
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,615	20,026
Hercules Offshore, Inc.* (Oil & Gas Services)	1,995	6,603
Hercules Technology Growth Capital, Inc. (Investment Companies)	855	8,978
Herman Miller, Inc. (Office Furnishings)	855	20,631
Hersha Hospitality Trust (REIT)	2,375	15,651
Hexcel Corp.* (Aerospace/Defense Equipment)	1,425	27,103
Hibbett Sports, Inc.* (Retail)	380	12,168
Highwoods Properties, Inc. (REIT)	855	28,018
Hilltop Holdings, Inc.* (Real Estate)	475	4,660
Hittite Microwave Corp.* (Semiconductors)	380	22,716
HMS Holdings Corp.* (Commercial Services)	475	30,561
HNI Corp. (Office Furnishings)	760	23,058
Home Bancshares, Inc. (Banks)	475	9,719
Home Properties, Inc. (REIT)	475	26,448
Horace Mann Educators Corp. (Insurance)	855	14,774
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	285	6,766
Horsehead Holding Corp.* (Mining)	760	9,660
Houston American Energy Corp. (Oil & Gas)	285	4,455
HSN, Inc.* (Retail)	570	16,051
Hub Group, Inc.—Class A* (Transportation)	570	19,825
Hudson Valley Holding Corp. (Banks)	285	6,398
Hughes Communications, Inc.* (Telecommunications)	190	11,594
Huron Consulting Group, Inc.* (Commercial Services)	380	9,732
Hypercom Corp.* (Telecommunications)	665	5,945
IBERIABANK Corp. (Banks)	285	16,165
ICF International, Inc.* (Commercial Services)	380	9,160
Iconix Brand Group, Inc.* (Apparel)	1,045	20,743
ICU Medical, Inc.* (Healthcare-Products)	190	7,421
IDACORP, Inc. (Electric)	475	17,751
IDT Corp.—Class B (Telecommunications)	190	4,376
iGATE Corp. (Computers)	380	5,852
II-VI, Inc.* (Electronics)	380	18,764
Imation Corp.* (Computers)	570	5,757
Immucor, Inc.* (Healthcare-Products)	1,140	22,538
ImmunoGen, Inc.* (Biotechnology)	1,235	10,201
Impax Laboratories, Inc.* (Pharmaceuticals)	950	22,059
Incyte, Corp.* (Biotechnology)	1,425	21,004
Independent Bank Corp./MA (Banks)	380	10,328
Infinera Corp.* (Telecommunications)	1,330	9,756
Infinity Property & Casualty Corp. (Insurance)	190	11,351
InfoSpace, Inc.* (Internet)	855	6,994
Inland Real Estate Corp. (REIT)	1,425	13,224
Innophos Holdings, Inc. (Chemicals)	285	9,453
Insight Enterprises, Inc.* (Retail)	760	10,579
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	570	15,681
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	1,235	4,878
Insulet Corp.* (Healthcare-Products)	760	12,943
Integra LifeSciences Holdings* (Biotechnology)	285	13,218
Integrated Device Technology, Inc.* (Semiconductors)	2,090	13,334
Interactive Intelligence, Inc.* (Software)	285	9,328
InterDigital, Inc. (Telecommunications)	665	32,020
Interface, Inc.—Class A (Office Furnishings)	855	13,894
Interline Brands, Inc.* (Building Materials)	665	14,118
Intermec, Inc.* (Machinery-Diversified)	855	9,713
InterMune, Inc.* (Biotechnology)	665	24,851
Internap Network Services Corp.* (Internet)	950	6,926
International Assets Holding Corp.* (Diversified Financial Services)	285	6,669
International Bancshares Corp. (Banks)	855	16,219
International Coal Group, Inc.* (Coal)	1,900	17,575
Internet Capital Group, Inc.* (Internet)	665	8,100
Interval Leisure Group, Inc.* (Leisure Time)	855	13,398
Intevac, Inc.* (Machinery-Diversified)	380	5,225
Invacare Corp. (Healthcare-Products)	475	13,129
Invesco Mortgage Capital, Inc. (REIT)	475	10,626
Investment Technology Group, Inc.* (Diversified Financial Services)	665	12,256
Investors Bancorp, Inc.* (Savings & Loans)	1,045	13,919
Investors Real Estate Trust (REIT)	1,805	16,137
ION Geophysical Corp.* (Oil & Gas Services)	1,805	17,166
IPC The Hospitalist Co.* (Healthcare-Services)	190	7,055
IPG Photonics Corp.* (Telecommunications)	380	13,167

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
iRobot Corp.* (Machinery-Diversified)	380	$10,260
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,710	15,561
iStar Financial, Inc.* (REIT)	1,330	10,547
Ixia* (Telecommunications)	665	10,460
J & J Snack Foods Corp. (Food)	190	8,069
j2 Global Communications, Inc.* (Internet)	665	18,354
Jack Henry & Associates, Inc. (Computers)	950	28,082
Jack in the Box, Inc.* (Retail)	855	18,759
Jaguar Mining, Inc.* (Mining)	1,330	7,927
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	665	11,498
James River Coal Co.* (Coal)	380	8,544
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	190	4,248
JDA Software Group, Inc.* (Software)	665	20,070
JetBlue Airways Corp.* (Airlines)	3,420	20,520
Jo-Ann Stores, Inc.* (Retail)	380	22,925
John Bean Technologies Corp. (Miscellaneous Manufacturing)	475	8,574
Jos. A. Bank Clothiers, Inc.* (Retail)	380	16,237
K-Swiss, Inc.—Class A* (Apparel)	760	8,740
K12, Inc.* (Commercial Services)	475	12,944
Kadant, Inc.* (Machinery-Diversified)	285	6,031
Kaiser Aluminum Corp. (Mining)	190	9,065
Kaman Corp. (Aerospace/Defense)	475	13,982
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	855	14,561
Kaydon Corp. (Metal Fabricate/Hardware)	475	18,387
KBW, Inc. (Diversified Financial Services)	665	17,789
Kelly Services, Inc.—Class A* (Commercial Services)	570	11,215
Kenexa Corp.* (Commercial Services)	380	7,881
Key Energy Services, Inc.* (Oil & Gas Services)	1,900	25,289
Kforce, Inc.* (Commercial Services)	475	8,493
Kilroy Realty Corp. (REIT)	855	32,610
Kindred Healthcare, Inc.* (Healthcare-Services)	665	12,442
KIT Digital, Inc.* (Internet)	570	7,855
Kite Realty Group Trust (REIT)	1,425	7,524
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	1,330	18,434
Knight Transportation, Inc. (Transportation)	760	14,486
Knightsbridge Tankers, Ltd. (Transportation)	380	9,126
Knoll, Inc. (Office Furnishings)	760	12,722
Knology, Inc.* (Telecommunications)	570	8,339
Kodiak Oil & Gas Corp.* (Oil & Gas)	2,660	16,891
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	285	10,967
Korn/Ferry International* (Commercial Services)	665	15,561
Kraton Performance Polymers, Inc.* (Chemicals)	190	5,964
Krispy Kreme Doughnuts, Inc.* (Retail)	950	6,223
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,045	10,189
L-1 Identity Solutions, Inc.* (Electronics)	1,140	13,600
L.B. Foster Co.—Class A* (Metal Fabricate/Hardware)	190	7,553
La-Z-Boy, Inc.* (Home Furnishings)	1,045	8,694
Laclede Group, Inc. (Gas)	760	28,880
Ladish Co., Inc.* (Metal Fabricate/Hardware)	285	15,259
Lakeland Financial Corp. (Banks)	475	9,776
Lancaster Colony Corp. (Miscellaneous Manufacturing)	285	15,837
Landauer, Inc. (Commercial Services)	190	11,030
LaSalle Hotel Properties (REIT)	1,045	29,020
Lattice Semiconductor Corp.* (Semiconductors)	1,710	10,653
Lawson Software, Inc.* (Software)	1,995	18,753
Layne Christensen Co.* (Engineering & Construction)	380	12,000
Lexington Realty Trust (REIT)	1,615	13,679
LHC Group, Inc.* (Healthcare-Services)	285	7,581
Libbey, Inc.* (Housewares)	380	5,803
Life Time Fitness, Inc.* (Leisure Time)	665	26,520
Lindsay Manufacturing Co. (Machinery-Diversified)	190	12,365
Lions Gate Entertainment Corp.* (Entertainment)	1,045	6,479
Lithia Motors, Inc.—Class A (Retail)	380	5,130
Littelfuse, Inc. (Electrical Components & Equipment)	380	19,486
Live Nation, Inc.* (Commercial Services)	1,995	20,748
LivePerson, Inc.* (Computers)	760	8,337
Liz Claiborne, Inc.* (Apparel)	1,425	7,040
LogMeIn, Inc.* (Telecommunications)	190	7,321
Loral Space & Communications, Inc.* (Telecommunications)	190	14,149
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,900	19,076
LSB Industries, Inc.* (Miscellaneous Manufacturing)	285	8,584
LTC Properties, Inc. (REIT)	380	10,389
LTX-Credence Corp.* (Semiconductors)	760	6,737
Lufkin Industries, Inc. (Oil & Gas Services)	380	25,354
Lumber Liquidators Holdings, Inc.* (Retail)	380	10,617
Luminex Corp.* (Healthcare-Products)	665	11,292
Magellan Health Services, Inc.* (Healthcare-Services)	475	22,995
Magma Design Automation, Inc.* (Electronics)	1,140	6,190
Magnum Hunter Resources Corp.* (Oil & Gas)	855	6,019
Maiden Holdings, Ltd. (Insurance)	1,140	9,120
Maidenform Brands, Inc.* (Apparel)	380	9,781

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
MAKO Surgical Corp.* (Healthcare-Products)	475	$7,372
Manhattan Associates, Inc.* (Computers)	380	11,214
MannKind Corp.* (Pharmaceuticals)	1,140	5,438
ManTech International Corp.—Class A* (Software)	380	15,278
MarketAxess Holdings, Inc. (Diversified Financial Services)	380	7,649
Martek Biosciences Corp.* (Biotechnology)	475	14,920
Marten Transport, Ltd. (Transportation)	285	6,073
Masimo Corp. (Healthcare-Products)	665	19,933
MasTec, Inc.* (Telecommunications)	760	11,567
Matrix Service Co.* (Oil & Gas Services)	570	6,418
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	475	16,834
MAXIMUS, Inc. (Commercial Services)	285	19,337
Maxwell Technologies, Inc.* (Computers)	475	8,550
MB Financial, Inc. (Banks)	665	13,074
MCG Capital Corp. (Investment Companies)	1,710	11,628
McGrath Rentcorp (Commercial Services)	475	11,989
McMoRan Exploration Co.* (Oil & Gas)	1,425	22,301
Meadowbrook Insurance Group, Inc. (Insurance)	1,235	11,720
Measurement Specialties, Inc.* (Electronics)	285	7,678
MedAssets, Inc.* (Software)	665	13,054
Mediacom Communications Corp.—Class A* (Media)	760	6,661
Medical Properties Trust, Inc. (REIT)	1,805	19,819
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	855	21,743
Medidata Solutions, Inc.* (Software)	285	7,111
Medifast, Inc.* (Commercial Services)	190	4,545
Medivation, Inc.* (Pharmaceuticals)	570	8,026
Mentor Graphics Corp.* (Computers)	1,615	20,567
Mercury Computer Systems, Inc.* (Computers)	380	7,174
Meridian Bioscience, Inc. (Healthcare-Products)	760	16,674
Merit Medical Systems, Inc.* (Healthcare-Products)	570	8,419
Meritage Homes Corp.* (Home Builders)	570	13,087
Metabolix, Inc.* (Miscellaneous Manufacturing)	475	4,204
Methode Electronics, Inc. (Electronics)	570	6,737
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,615	13,372
MFA Financial, Inc. (REIT)	3,895	31,822
MGE Energy, Inc. (Electric)	380	15,466
MGIC Investment Corp.* (Insurance)	2,755	23,114
Micrel, Inc. (Semiconductors)	570	7,632
Micromet, Inc.* (Biotechnology)	1,900	12,217
Microsemi Corp.* (Semiconductors)	1,140	25,639
MicroStrategy, Inc.—Class A* (Software)	95	10,104
Mid-America Apartment Communities, Inc. (REIT)	380	24,225
Mine Safety Appliances Co. (Environmental Control)	570	17,773
Minerals Technologies, Inc. (Chemicals)	285	17,961
MIPS Technologies, Inc.* (Semiconductors)	760	9,439
MKS Instruments, Inc.* (Semiconductors)	760	21,820
Mobile Mini, Inc.* (Storage/Warehousing)	665	13,593
Modine Manufacturing Co.* (Auto Parts & Equipment)	760	12,540
ModusLink Global Solutions, Inc.* (Internet)	950	5,824
Molina Healthcare, Inc.* (Healthcare-Services)	380	11,651
Molycorp, Inc.* (Mining)	380	17,788
Momenta Pharmaceuticals, Inc.* (Biotechnology)	665	8,505
Monolithic Power Systems, Inc.* (Semiconductors)	475	6,968
Monro Muffler Brake, Inc. (Commercial Services)	475	15,713
Montpelier Re Holdings, Ltd. (Insurance)	1,045	20,743
Moog, Inc.—Class A* (Aerospace/Defense)	665	28,356
Move, Inc.* (Internet)	3,135	7,054
MTS Systems Corp. (Computers)	285	10,663
Mueller Industries, Inc. (Metal Fabricate/Hardware)	665	21,745
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	2,280	9,120
MVC Capital, Inc. (Investment Companies)	380	5,290
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	190	11,810
Myers Industries, Inc. (Miscellaneous Manufacturing)	665	6,078
MYR Group, Inc.* (Engineering & Construction)	285	6,267
NACCO Industries, Inc.—Class A (Machinery-Diversified)	95	9,524
Nara Bancorp, Inc.* (Banks)	665	6,490
Nash Finch Co. (Food)	190	7,157
National CineMedia, Inc. (Entertainment)	665	11,731
National Financial Partners* (Diversified Financial Services)	665	8,432
National Health Investors, Inc. (REIT)	380	17,377
National Healthcare Corp. (Healthcare-Services)	190	8,411
National Penn Bancshares, Inc. (Banks)	1,995	16,279
National Presto Industries, Inc. (Housewares)	95	12,162

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
National Retail Properties, Inc. (REIT)	1,045	$25,968
National Western Life Insurance Co.—Class A (Insurance)	95	16,433
Natus Medical, Inc.* (Healthcare-Products)	475	7,154
Navigant Consulting Co.* (Commercial Services)	1,045	10,649
NBT Bancorp, Inc. (Banks)	1,140	26,425
Nektar Therapeutics* (Biotechnology)	1,425	15,974
Nelnet, Inc.—Class A (Diversified Financial Services)	570	12,779
Neogen Corp.* (Pharmaceuticals)	475	17,081
NETGEAR, Inc.* (Telecommunications)	475	16,461
Netlogic Microsystems, Inc.* (Semiconductors)	855	29,805
NetScout Systems, Inc.* (Computers)	570	13,064
Netspend Holdings, Inc.* (Diversified Financial Services)	475	6,793
NetSuite, Inc.* (Software)	285	7,675
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	950	7,011
Neutral Tandem, Inc.* (Telecommunications)	475	7,182
New Jersey Resources Corp. (Gas)	665	27,903
NewAlliance Bancshares, Inc. (Savings & Loans)	1,425	21,304
Newcastle Investment Corp.* (REIT)	1,045	7,002
NewMarket Corp. (Chemicals)	190	24,103
Newpark Resources, Inc.* (Oil & Gas Services)	1,330	7,953
Newport Corp.* (Electronics)	665	11,671
NewStar Financial, Inc.* (Diversified Financial Services)	665	6,444
NIC, Inc. (Internet)	950	9,719
Nicor, Inc. (Gas)	570	28,768
Nolan Co.* (Media)	475	6,512
Nordic American Tanker Shipping, Ltd. (Transportation)	855	20,905
Nordson Corp. (Machinery-Diversified)	475	43,847
Northern Oil & Gas, Inc.* (Oil & Gas)	855	23,572
NorthStar Realty Finance Corp. (REIT)	1,330	6,903
Northwest Bancshares, Inc. (Savings & Loans)	1,615	18,920
Northwest Natural Gas Co. (Gas)	475	21,166
NorthWestern Corp. (Electric)	475	13,414
Novatel Wireless, Inc.* (Telecommunications)	475	3,425
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,615	16,158
NTELOS Holdings Corp. (Telecommunications)	570	11,491
Nu Skin Enterprises, Inc. (Retail)	760	22,861
Nutrisystem, Inc. (Commercial Services)	380	7,205
NuVasive, Inc.* (Healthcare-Products)	570	15,929
NxStage Medical, Inc.* (Healthcare-Products)	475	11,419
Oasis Petroleum, Inc.* (Oil & Gas)	665	21,260
Oclaro, Inc.* (Telecommunications)	760	10,549
Ocwen Financial Corp.* (Diversified Financial Services)	1,140	11,514
OfficeMax, Inc.* (Retail)	1,140	18,320
Old Dominion Freight Line, Inc.* (Transportation)	570	18,337
Old National Bancorp (Banks)	1,140	12,232
Olin Corp. (Chemicals)	1,140	22,196
OM Group, Inc.* (Chemicals)	380	13,748
OMEGA Healthcare Investors, Inc. (REIT)	1,330	29,632
Omnicell, Inc.* (Software)	570	7,943
OmniVision Technologies, Inc.* (Semiconductors)	855	22,085
Omnova Solutions, Inc.* (Chemicals)	950	6,679
On Assignment, Inc.* (Commercial Services)	665	5,254
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	950	33,521
OpenTable, Inc.* (Internet)	285	22,407
Opko Health, Inc.* (Pharmaceuticals)	2,565	10,004
Oplink Communications, Inc.* (Telecommunications)	380	9,416
OPNET Technologies, Inc. (Software)	285	8,148
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	570	6,270
optionsXpress Holdings, Inc. (Diversified Financial Services)	665	9,882
Orbital Sciences Corp.* (Aerospace/Defense)	855	14,586
Orient-Express Hotels, Ltd.—Class A* (Lodging)	1,520	18,483
Oriental Financial Group, Inc. (Banks)	760	8,983
Orion Marine Group, Inc.* (Engineering & Construction)	380	4,454
Oritani Financial Corp. (Savings & Loans)	1,045	12,530
Orthofix International N.V.* (Healthcare-Products)	285	8,151
OSI Systems, Inc.* (Electronics)	285	10,827
Otter Tail Corp. (Electric)	855	19,383
Overseas Shipholding Group, Inc. (Transportation)	380	12,631
Owens & Minor, Inc. (Distribution/Wholesale)	950	28,053
Oxford Industries, Inc. (Apparel)	190	4,497
OYO Geospace Corp.* (Oil & Gas Services)	95	9,104
P.F. Chang’s China Bistro, Inc. (Retail)	380	17,495
Pacific Sunwear of California, Inc.* (Retail)	1,140	4,856
PacWest Bancorp (Banks)	475	9,372
PAETEC Holding Corp.* (Telecommunications)	2,470	9,757
Papa John’s International, Inc.* (Retail)	285	8,180
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	475	16,967
Parametric Technology Corp.* (Software)	1,615	35,901

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
PAREXEL International Corp.* (Commercial Services)	855	$19,845
Park Electrochemical Corp. (Electronics)	475	14,468
Park National Corp. (Banks)	190	12,373
Parker Drilling Co.* (Oil & Gas)	2,090	9,071
Parkway Properties, Inc. (REIT)	380	6,422
Patriot Coal Corp.* (Coal)	1,140	29,834
PDL BioPharma, Inc. (Biotechnology)	2,090	10,325
Pebblebrook Hotel Trust (REIT)	665	13,672
Peet’s Coffee & Tea, Inc.* (Beverages)	190	7,250
Pegasystems, Inc. (Software)	190	6,494
Penn Virginia Corp. (Oil & Gas)	760	13,209
PennantPark Investment Corp. (Investment Companies)	950	11,495
Pennsylvania REIT (REIT)	950	12,977
PennyMac Mortgage Investment Trust (REIT)	475	8,802
Penske Automotive Group, Inc.* (Retail)	665	11,239
PetMed Express, Inc. (Pharmaceuticals)	380	5,734
Petroleum Development* (Oil & Gas)	380	17,294
PetroQuest Energy, Inc.* (Oil & Gas)	950	7,448
Pharmasset, Inc.* (Pharmaceuticals)	475	23,018
PharMerica Corp.* (Pharmaceuticals)	570	6,447
PHH Corp.* (Commercial Services)	855	20,426
Photronics, Inc.* (Semiconductors)	1,045	6,887
PICO Holdings, Inc.* (Water)	570	17,659
Piedmont Natural Gas Co., Inc. (Gas)	1,045	29,323
Pier 1 Imports, Inc.* (Retail)	1,520	14,242
Pilgrim’s Pride Corp.* (Food)	855	5,968
Pinnacle Entertainment, Inc.* (Entertainment)	1,045	15,759
Pinnacle Financial Partners, Inc.* (Banks)	570	7,843
Pioneer Drilling Co.* (Oil & Gas)	950	8,417
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	285	11,913
Plantronics, Inc. (Telecommunications)	760	26,904
Platinum Underwriters Holdings, Ltd. (Insurance)	570	25,194
Plexus Corp.* (Electronics)	570	15,413
PMI Group, Inc.* (Insurance)	2,185	6,358
PNM Resources, Inc. (Electric)	1,235	16,092
Polaris Industries, Inc. (Leisure Time)	380	29,230
PolyOne Corp.* (Chemicals)	1,330	17,489
Polypore International, Inc.* (Miscellaneous Manufacturing)	285	13,723
Pool Corp. (Distribution/Wholesale)	950	23,161
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	285	20,560
Portland General Electric Co. (Electric)	665	14,856
Post Properties, Inc. (REIT)	570	21,107
Potlatch Corp. (Forest Products & Paper)	570	21,175
Power Integrations, Inc. (Semiconductors)	380	14,033
Power-One, Inc.* (Electrical Components & Equipment)	1,045	11,182
Powerwave Technologies, Inc.* (Telecommunications)	2,185	7,626
Pre-Paid Legal Services, Inc.* (Commercial Services)	95	6,255
Premiere Global Services, Inc.* (Telecommunications)	950	5,919
Prestige Brands Holdings, Inc.* (Healthcare-Products)	665	7,342
PriceSmart, Inc. (Retail)	285	10,400
Primerica, Inc. (Insurance)	380	9,196
PrivateBancorp, Inc. (Banks)	760	11,681
ProAssurance Corp.* (Insurance)	570	33,442
Progress Software Corp.* (Software)	855	24,487
Prospect Capital Corp. (Investment Companies)	2,090	23,930
Prosperity Bancshares, Inc. (Banks)	570	23,056
Provident Financial Services, Inc. (Savings & Loans)	1,140	16,701
Provident New York Bancorp (Savings & Loans)	1,140	10,636
PS Business Parks, Inc. (REIT)	285	16,590
PSS World Medical, Inc.* (Healthcare-Products)	855	20,375
QLIK Technologies, Inc.* (Software)	190	4,410
Quaker Chemical Corp. (Chemicals)	190	7,292
Quality Systems, Inc. (Software)	285	22,754
Quanex Building Products Corp. (Building Materials)	665	12,961
Quantum Corp.* (Computers)	3,135	8,433
Quest Software, Inc.* (Software)	855	22,076
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	855	13,218
Quidel Corp.* (Healthcare-Products)	380	5,160
Quiksilver, Inc.* (Apparel)	2,090	9,342
Rackspace Hosting, Inc.* (Internet)	1,425	47,752
Radian Group, Inc. (Insurance)	1,995	14,324
Radiant Systems, Inc.* (Computers)	570	10,403
RailAmerica, Inc.* (Transportation)	570	7,108
Ramco-Gershenson Properties Trust (REIT)	570	7,330
Raven Industries, Inc. (Miscellaneous Manufacturing)	285	13,463
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	380	13,213
RC2 Corp.* (Toys/Games/Hobbies)	380	7,722
RealD, Inc.* (Computers)	190	4,497
RealNetworks, Inc.* (Internet)	1,235	4,644
RealPage, Inc.* (Software)	190	5,204
Red Robin Gourmet Burgers, Inc.* (Retail)	285	5,882
Redwood Trust, Inc. (REIT)	1,235	18,488
Regis Corp. (Retail)	760	12,738
RehabCare Group, Inc.* (Healthcare-Services)	380	9,333
Renasant Corp. (Banks)	665	10,367
Rent-A-Center, Inc. (Commercial Services)	950	28,253
Republic Airways Holdings, Inc.* (Airlines)	855	5,489
Resolute Energy Corp.* (Oil & Gas)	855	15,475
Resource Capital Corp. (REIT)	950	6,774
Resources Connection, Inc. (Commercial Services)	665	13,327

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
Retail Opportunity Investments Corp. (REIT)	570	$5,583
Retail Ventures, Inc.* (Retail)	475	7,163
Rex Energy Corp.* (Oil & Gas)	475	5,717
RF Micro Devices, Inc.* (Telecommunications)	3,800	25,536
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	1,140	7,667
RightNow Technologies, Inc.* (Software)	380	9,853
Rite Aid Corp.* (Retail)	7,220	9,242
Riverbed Technology, Inc.* (Computers)	1,805	64,745
RLI Corp. (Insurance)	285	15,353
Robbins & Myers, Inc. (Machinery-Diversified)	475	19,727
Rock-Tenn Co.—Class A (Forest Products & Paper)	570	38,047
Rockwood Holdings, Inc.* (Chemicals)	760	30,848
Rofin-Sinar Technologies, Inc.* (Electronics)	475	18,572
Rogers Corp.* (Electronics)	285	12,192
Rollins, Inc. (Commercial Services)	1,045	19,845
Rosetta Resources, Inc.* (Oil & Gas)	760	30,362
RPC, Inc. (Oil & Gas Services)	665	11,691
RSC Holdings, Inc.* (Commercial Services)	760	9,090
RTI International Metals, Inc.* (Mining)	380	10,978
Rubicon Technology, Inc.* (Semiconductors)	190	3,422
Ruby Tuesday, Inc.* (Retail)	1,045	14,087
Ruddick Corp. (Food)	570	19,209
Rue21, Inc.* (Retail)	285	8,408
Rush Enterprises, Inc.* (Retail)	570	10,870
S&T Bancorp, Inc. (Banks)	475	10,379
S1 Corp.* (Internet)	1,520	9,789
Sabra Health Care REIT, Inc. (REIT)	380	7,072
Safeguard Scientifics, Inc.* (Internet)	475	7,814
Safety Insurance Group, Inc. (Insurance)	190	9,042
Saks, Inc.* (Retail)	1,995	23,381
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	855	35,029
Sally Beauty Holdings, Inc.* (Retail)	1,615	21,253
Sanderson Farms, Inc. (Food)	380	15,622
Sandy Spring Bancorp, Inc. (Banks)	475	9,120
Sangamo BioSciences, Inc.* (Biotechnology)	760	5,822
Sanmina-SCI Corp.* (Electronics)	1,140	17,134
Sapient Corp. (Internet)	1,520	18,164
Satcon Technology Corp.* (Electrical Components & Equipment)	1,805	8,754
Sauer-Danfoss, Inc.* (Machinery-Diversified)	190	5,444
Saul Centers, Inc. (REIT)	95	4,498
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,045	9,645
SAVVIS, Inc.* (Telecommunications)	570	17,539
ScanSource, Inc.* (Distribution/Wholesale)	475	17,200
SCBT Financial Corp. (Banks)	285	8,869
Scholastic Corp. (Media)	380	11,297
Schulman (A.), Inc. (Chemicals)	475	10,141
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	285	17,089
Scientific Games Corp.—Class A* (Entertainment)	950	9,804
Seattle Genetics, Inc.* (Biotechnology)	1,235	20,242
Select Comfort Corp.* (Retail)	950	9,652
Select Medical Holdings Corp.* (Healthcare-Services)	1,045	7,043
Selective Insurance Group, Inc. (Insurance)	1,235	21,958
Semtech Corp.* (Semiconductors)	855	18,669
Sensient Technologies Corp. (Chemicals)	760	25,772
Sequenom, Inc.* (Biotechnology)	1,710	11,714
SFN Group, Inc.* (Commercial Services)	950	9,196
Shenandoah Telecommunications Co. (Telecommunications)	665	11,125
Ship Finance International, Ltd. (Transportation)	760	15,208
ShoreTel, Inc.* (Telecommunications)	570	4,321
Shuffle Master, Inc.* (Entertainment)	1,140	11,782
Shutterfly, Inc.* (Internet)	380	12,650
SIGA Technologies, Inc.* (Pharmaceuticals)	570	6,541
Sigma Designs, Inc.* (Semiconductors)	570	7,940
Signature Bank* (Banks)	570	29,777
Silgan Holdings, Inc. (Packaging & Containers)	760	28,371
Silicon Image, Inc.* (Semiconductors)	1,140	7,820
Simmons First National Corp.—Class A (Banks)	380	10,560
Simpson Manufacturing Co., Inc. (Building Materials)	760	22,610
Sinclair Broadcast Group, Inc.—Class A (Media)	760	6,665
Sirona Dental Systems, Inc.* (Healthcare-Products)	570	24,972
SJW Corp. (Water)	475	11,609
Skechers U.S.A., Inc.—Class A* (Apparel)	570	11,725
SkyWest, Inc. (Airlines)	760	11,438
Smart Modular Technologies (WWH), Inc.* (Computers)	855	5,780
Smith Corp. (Miscellaneous Manufacturing)	475	20,335
Smith Micro Software, Inc.* (Software)	475	5,995
Snyders-Lance, Inc. (Food)	380	7,881
Solarwinds, Inc.* (Software)	475	8,978
Solutia, Inc.* (Chemicals)	1,710	40,048
Sonic Automotive, Inc. (Retail)	665	8,279
Sonic Corp.* (Retail)	855	8,199
Sonic Solutions* (Electronics)	665	9,699
SonoSite, Inc.* (Healthcare-Products)	285	9,565
Sonus Networks, Inc.* (Telecommunications)	3,135	8,621
Sotheby’s (Commercial Services)	950	38,285
Sourcefire, Inc.* (Internet)	380	9,352

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
South Jersey Industries, Inc. (Gas)	380	$19,851
Southside Bancshares, Inc. (Banks)	380	8,140
Southwest Gas Corp. (Gas)	570	21,227
Sovran Self Storage, Inc. (REIT)	380	14,607
Spansion, Inc.—Class A* (Computers)	190	3,777
Spartan Stores, Inc. (Food)	665	9,636
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	285	9,342
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	855	5,130
SRA International, Inc.—Class A* (Computers)	570	15,208
Stage Stores, Inc. (Retail)	665	10,308
Standard Microsystems Corp.* (Semiconductors)	380	9,139
Standard Pacific Corp.* (Home Builders)	1,900	8,360
Standard Parking Corp.* (Commercial Services)	285	5,127
Standex International Corp. (Miscellaneous Manufacturing)	285	9,505
Starwood Property Trust, Inc. (REIT)	665	14,969
STEC, Inc.* (Computers)	570	11,679
Steelcase, Inc.—Class A (Office Furnishings)	1,330	13,593
Steiner Leisure, Ltd.* (Commercial Services)	285	12,631
StellarOne Corp. (Banks)	570	8,282
Stepan Co. (Chemicals)	95	6,889
STERIS Corp. (Healthcare-Products)	950	33,079
Sterling Bancshares, Inc. (Banks)	1,520	13,482
Steven Madden, Ltd.* (Apparel)	380	14,505
Stewart Enterprises, Inc.—Class A (Commercial Services)	1,710	10,910
Stifel Financial Corp.* (Diversified Financial Services)	475	30,476
Stillwater Mining Co.* (Mining)	570	12,358
Stone Energy Corp.* (Oil & Gas)	665	15,461
STR Holdings, Inc.* (Miscellaneous Manufacturing)	380	6,946
Stratasys, Inc.* (Computers)	380	12,551
Strategic Hotels & Resorts, Inc.* (REIT)	2,660	14,657
SuccessFactors, Inc.* (Commercial Services)	950	27,664
Sun Communities, Inc. (REIT)	190	6,293
Sun Healthcare Group, Inc.* (Healthcare-Services)	475	5,935
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	285	10,625
Sunrise Assisted Living, Inc.* (Healthcare-Services)	950	7,600
Sunstone Hotel Investors, Inc.* (REIT)	1,616	16,499
Superior Industries International, Inc. (Auto Parts & Equipment)	380	7,600
Support.com, Inc.* (Internet)	665	3,684
Susquehanna Bancshares, Inc. (Banks)	1,900	18,164
SVB Financial Group* (Banks)	570	29,908
Swift Energy Co.* (Oil & Gas)	570	24,316
Sycamore Networks, Inc. (Telecommunications)	285	5,945
Sykes Enterprises, Inc.* (Computers)	665	12,954
Symmetricom, Inc.* (Telecommunications)	950	5,900
Symmetry Medical, Inc.* (Healthcare-Products)	1,045	10,001
Synaptics, Inc.* (Computers)	380	10,815
Synchronoss Technologies, Inc.* (Software)	380	10,815
Syneron Medical, Ltd.* (Healthcare-Products)	1,045	11,098
SYNNEX Corp.* (Software)	380	12,688
Syntel, Inc. (Computers)	190	10,596
Take-Two Interactive Software, Inc.* (Software)	1,140	14,221
TAL International Group, Inc. (Trucking & Leasing)	285	8,901
Taleo Corp.—Class A* (Software)	570	16,792
Tanger Factory Outlet Centers, Inc. (REIT)	1,140	29,765
Targacept, Inc.* (Pharmaceuticals)	380	9,789
Taser International, Inc.* (Electronics)	950	3,981
Team, Inc.* (Commercial Services)	380	9,713
Teekay Tankers, Ltd.—Class A (Transportation)	760	9,082
Tejon Ranch Co.* (Agriculture)	190	5,001
Tekelec* (Telecommunications)	1,235	14,172
Teledyne Technologies, Inc.* (Aerospace/Defense)	570	26,967
TeleTech Holdings, Inc.* (Commercial Services)	475	10,170
Tennant Co. (Machinery-Diversified)	285	11,497
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	855	35,337
Terremark Worldwide, Inc.* (Internet)	950	17,993
Tesco Corp.* (Oil & Gas Services)	570	8,701
Tessera Technologies, Inc.* (Semiconductors)	665	11,518
Tetra Tech, Inc.* (Environmental Control)	950	21,988
TETRA Technologies, Inc.* (Oil & Gas Services)	1,330	15,095
Texas Capital Bancshares, Inc.* (Banks)	570	13,902
Texas Industries, Inc. (Building Materials)	285	11,323
Texas Roadhouse, Inc.—Class A* (Retail)	950	15,789
The Andersons, Inc. (Agriculture)	285	11,052
The Boston Beer Co., Inc.—Class A* (Beverages)	95	8,551
The Brink’s Co. (Miscellaneous Manufacturing)	760	20,520
The Buckle, Inc. (Retail)	380	13,585
The Cato Corp.—Class A (Retail)	475	11,609
The Children’s Place Retail Stores, Inc.* (Retail)	380	15,918
The Corporate Executive Board Co. (Commercial Services)	475	18,458
The Ensign Group, Inc. (Healthcare-Services)	285	6,886

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
The Finish Line, Inc.—Class A (Retail)	761	$11,712
The Fresh Market, Inc.* (Food)	190	6,986
The Geo Group, Inc.* (Commercial Services)	950	22,581
The Gorman-Rupp Co. (Machinery-Diversified)	190	6,038
The Greenbrier Cos., Inc.* (Trucking & Leasing)	285	6,746
The Hain Celestial Group, Inc.* (Food)	665	17,709
The Jones Group, Inc. (Apparel)	1,330	16,878
The Knot, Inc.* (Internet)	855	9,473
The Medicines Co.* (Pharmaceuticals)	855	13,406
The Men’s Wearhouse, Inc. (Retail)	855	22,410
The Middleby Corp.* (Machinery-Diversified)	190	15,544
The Navigators Group, Inc.* (Insurance)	380	18,597
The Pantry, Inc.* (Retail)	380	6,335
The Pep Boys - Manny, Moe & Jack (Retail)	1,045	14,567
The Phoenix Cos., Inc.* (Insurance)	2,470	6,323
The Ryland Group, Inc. (Home Builders)	760	13,528
The Talbots, Inc.* (Retail)	1,045	5,706
The Timberland Co.—Class A* (Apparel)	570	15,236
The Ultimate Software Group, Inc.* (Software)	380	18,468
The Warnaco Group, Inc.* (Apparel)	665	33,968
The Wet Seal, Inc.—Class A* (Retail)	1,995	6,823
Theravance, Inc.* (Pharmaceuticals)	950	19,988
Thompson Creek Metals Co., Inc.* (Mining)	2,375	32,157
THQ, Inc.* (Software)	1,140	6,623
Tibco Software, Inc.* (Internet)	2,470	54,291
TICC Capital Corp. (Investment Companies)	665	8,173
Titan International, Inc. (Auto Parts & Equipment)	475	9,025
TiVo, Inc.* (Home Furnishings)	1,710	16,536
TNS, Inc.* (Commercial Services)	380	6,718
Tompkins Financial Corp. (Banks)	285	11,614
Tootsie Roll Industries, Inc. (Food)	285	7,883
Tower Group, Inc. (Insurance)	570	14,843
TowneBank (Banks)	475	7,078
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	2,660	7,634
Tredegar Corp. (Miscellaneous Manufacturing)	570	10,665
TreeHouse Foods, Inc.* (Food)	475	22,729
Trex Co., Inc.* (Building Materials)	190	4,423
TriMas Corp.* (Miscellaneous Manufacturing)	285	5,426
Triple-S Management Corp.—Class B* (Healthcare-Services)	380	7,015
TriQuint Semiconductor, Inc.* (Semiconductors)	2,185	28,755
Triumph Group, Inc. (Aerospace/Defense)	285	27,369
True Religion Apparel, Inc.* (Apparel)	475	9,761
TrueBlue, Inc.* (Commercial Services)	665	11,345
TrustCo Bank Corp. NY (Banks)	1,615	9,666
Trustmark Corp. (Banks)	760	18,232
TTM Technologies, Inc.* (Electronics)	1,235	19,636
Tutor Perini Corp. (Engineering & Construction)	475	10,787
Tyler Technologies, Inc.* (Computers)	475	9,856
U-Store-It Trust (REIT)	1,425	13,765
UIL Holdings Corp. (Electric)	855	25,812
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	475	17,594
Ultratech Stepper, Inc.* (Semiconductors)	380	8,563
UMB Financial Corp. (Banks)	380	15,447
Umpqua Holdings Corp. (Banks)	1,710	18,759
Under Armour, Inc.—Class A* (Retail)	475	28,433
UniFirst Corp. (Textiles)	285	15,892
Unisource Energy Corp. (Electric)	380	13,608
Unisys Corp.* (Computers)	570	16,148
United Bankshares, Inc. (Banks)	570	16,074
United Fire & Casualty Co. (Insurance)	665	13,330
United Natural Foods, Inc.* (Food)	665	24,605
United Online, Inc. (Internet)	1,330	9,403
United Rentals, Inc.* (Commercial Services)	855	22,786
United Stationers, Inc.* (Distribution/Wholesale)	380	23,666
Universal American Financial Corp. (Insurance)	570	11,508
Universal Corp. (Agriculture)	380	14,398
Universal Display Corp.* (Electrical Components & Equipment)	475	16,074
Universal Electronics, Inc.* (Home Furnishings)	285	7,504
Universal Forest Products, Inc. (Building Materials)	380	13,946
Universal Health Realty Income Trust (REIT)	190	6,907
Universal Technical Institute, Inc. (Commercial Services)	380	6,935
Univest Corp. of Pennsylvania (Banks)	665	11,461
Uranium Energy Corp.* (Mining)	950	4,969
Urstadt Biddle Properties—Class A (REIT)	285	5,532
US Airways Group, Inc.* (Airlines)	2,280	22,618
US Ecology, Inc. (Environmental Control)	475	8,009
US Gold Corp.* (Mining)	1,425	9,120
USA Mobility, Inc. (Telecommunications)	475	8,113
USEC, Inc.* (Mining)	1,900	10,545
VAALCO Energy, Inc.* (Oil & Gas)	855	6,224
Vail Resorts, Inc.* (Entertainment)	570	27,388
Valassis Communications, Inc.* (Commercial Services)	760	23,058
ValueClick, Inc.* (Internet)	1,235	17,302
Vantage Drilling Co.* (Oil & Gas)	2,280	4,241
Vector Group, Ltd. (Agriculture)	665	10,647

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2011
(unaudited)

	Shares	Value

Common Stocks, continued
Veeco Instruments, Inc.* (Semiconductors)	570	$24,658
Venoco, Inc.* (Oil & Gas)	285	5,945
Vera Bradley, Inc.* (Retail)	190	6,535
VeriFone Systems, Inc.* (Software)	1,235	49,326
Viad Corp. (Commercial Services)	380	8,941
ViaSat, Inc.* (Telecommunications)	570	24,735
Vicor Corp. (Electrical Components & Equipment)	380	5,597
Virnetx Holding Corp. (Internet)	570	7,182
ViroPharma, Inc.* (Pharmaceuticals)	1,235	20,254
Vitamin Shoppe, Inc.* (Retail)	285	9,043
VIVUS, Inc.* (Healthcare-Products)	1,235	11,053
Vocus, Inc.* (Internet)	285	7,390
Volcano Corp.* (Healthcare-Products)	760	19,958
Volcom, Inc. (Apparel)	380	6,308
Volterra Semiconductor Corp.* (Semiconductors)	285	7,082
W&T Offshore, Inc. (Oil & Gas)	570	11,600
W.R. Grace & Co.* (Chemicals)	1,045	37,087
Wabash National Corp.* (Auto Manufacturers)	1,140	12,950
Walter Investment Management Corp. (REIT)	475	8,598
Warren Resources, Inc.* (Oil & Gas)	1,615	9,012
Washington REIT (REIT)	855	26,231
Washington Trust Bancorp, Inc. (Banks)	570	11,400
Watsco, Inc. (Distribution/Wholesale)	380	23,834
Watts Water Technologies, Inc.—Class A (Electronics)	475	17,086
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	855	7,327
Wave Systems Corp.—Class A* (Computers)	1,330	5,081
WD-40 Co. (Household Products/Wares)	285	11,220
Websense, Inc.* (Internet)	570	10,921
Webster Financial Corp. (Banks)	855	19,562
Weis Markets, Inc. (Food)	190	7,511
WellCare Health Plans, Inc.* (Healthcare-Services)	665	19,883
Werner Enterprises, Inc. (Transportation)	570	14,050
WesBanco, Inc. (Banks)	760	14,326
West Pharmaceutical Services, Inc. (Healthcare-Products)	475	18,995
Westamerica Bancorp (Banks)	380	19,000
Western Alliance Bancorp* (Banks)	1,140	8,550
Western Refining, Inc.* (Oil & Gas)	855	10,414
Westlake Chemical Corp. (Chemicals)	285	11,035
WGL Holdings, Inc. (Gas)	665	23,980
Whitney Holding Corp. (Banks)	1,330	17,702
Willbros Group, Inc.* (Oil & Gas Services)	665	7,953
Winn-Dixie Stores, Inc.* (Food)	950	6,061
Winnebago Industries, Inc.* (Home Builders)	475	7,078
Wintrust Financial Corp. (Banks)	475	15,632
Wolverine World Wide, Inc. (Apparel)	760	24,206
Woodward, Inc. (Electronics)	855	28,835
World Acceptance Corp.* (Diversified Financial Services)	190	10,670
World Fuel Services Corp. (Retail)	1,045	39,229
World Wrestling Entertainment, Inc. (Entertainment)	570	6,869
Worthington Industries, Inc. (Metal Fabricate/Hardware)	760	14,440
Wright Express Corp.* (Commercial Services)	570	26,972
Wright Medical Group, Inc.* (Healthcare-Products)	570	8,470
Xyratex, Ltd.* (Computers)	475	6,332
Zep, Inc. (Chemicals)	380	6,867
Zoll Medical Corp.* (Healthcare-Products)	380	15,713
Zoltek Cos., Inc.* (Chemicals)	665	7,435
Zoran Corp.* (Semiconductors)	760	7,212
Zumiez, Inc.* (Retail)	380	8,824

TOTAL COMMON STOCKS
(Cost $11,822,867)		16,452,604

	Principal
	Amount	Value

Corporate Bonds(NM)
GAMCO Investors, Inc., 0.00%, 12/31/15(a)	$900	$549

TOTAL CORPORATE BONDS
(Cost $900)		549

Repurchase Agreements (87.5%)
Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 2/1/11+, dated 1/31/11, with a repurchase price of $6,883,027 (Collateralized by $6,959,900 U.S. Treasury Notes, 1.00%, 9/30/11, total value $7,020,285)	6,883,000	6,883,000
Deutsche Bank Securities, Inc., 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $21,111,088 (Collateralized by $21,626,000 of various U.S. Government Agency Obligations, 0.19%‡–5.38%, 7/18/11-9/7/17, total value $21,535,041)	21,111,000	21,111,000
HSBC Securities (USA), Inc., 0.17%, 2/1/11+, dated 1/31/11, with a repurchase price of $41,306,195 (Collateralized by $40,104,000 of various U.S. Government Agency Obligations, 0.60%–5.05%, 5/24/12-1/26/15, total value $42,138,019)	41,306,000	41,306,000

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2011
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements, continued
UBS Securities, LLC, 0.15%, 2/1/11+, dated 1/31/11, with a repurchase price of $2,580,011 (Collateralized by $2,645,000 of various U.S. Government Agency Obligations, 0.25%–5.38%, 7/18/11-1/18/12, total value $2,641,805)	$2,580,000	$2,580,000

TOTAL REPURCHASE AGREEMENTS
(Cost $71,880,000)		71,880,000

TOTAL INVESTMENT SECURITIES
(Cost $83,703,767)—107.5%		88,333,153
Net other assets (liabilities)—(7.5)%		(6,143,514)

NET ASSETS—100.0%		$82,189,639

(a)	Zero-coupon security
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2011, the aggregate amount held in a segregated account was $21,250,000.
‡	Represents the effective yield or interest rate in effect at January 31, 2011.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
Russell 2000 Mini Index Futures Contract expiring 3/21/11 (Underlying notional amount at value $18,700,800)	240	$354,900

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$66,025,780	$(1,112,664)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	64,268,862	(1,164,511)

		$(2,277,175)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2011:

		% of
	Value	Net Assets

Advertising	$8,293	NM
Aerospace/Defense	219,947	0.3%
Aerospace/Defense Equipment	27,103	NM
Agriculture	47,283	0.1%
Airlines	118,108	0.1%
Apparel	298,259	0.4%
Auto Manufacturers	20,318	NM
Auto Parts & Equipment	182,465	0.2%
Banks	886,466	1.1%
Beverages	22,225	NM
Biotechnology	304,449	0.4%
Building Materials	109,357	0.1%
Chemicals	405,176	0.5%
Coal	66,769	0.1%
Commercial Services	972,189	1.2%
Computers	407,783	0.5%
Cosmetics/Personal Care	9,724	NM
Distribution/Wholesale	157,439	0.2%
Diversified Financial Services	283,925	0.3%
Electric	258,143	0.3%
Electrical Components & Equipment	212,681	0.3%
Electronics	458,539	0.6%
Energy-Alternate Sources	9,021	NM
Engineering & Construction	99,389	0.1%
Entertainment	125,658	0.2%
Environmental Control	125,319	0.2%
Food	234,121	0.3%
Forest Products & Paper	178,678	0.2%
Gas	201,098	0.2%
Hand/Machine Tools	15,610	NM
Healthcare-Products	634,650	0.8%
Healthcare-Services	349,677	0.4%
Holding Companies-Diversified	14,757	NM
Home Builders	52,573	0.1%
Home Furnishings	56,148	0.1%
Household Products/Wares	77,210	0.1%
Housewares	17,965	NM
Insurance	545,743	0.7%
Internet	530,938	0.6%
Investment Companies	188,146	0.2%
Iron/Steel	7,335	NM
Leisure Time	105,418	0.1%
Lodging	51,913	0.1%
Machinery-Construction & Mining	8,579	NM
Machinery-Diversified	267,391	0.3%
Media	74,689	0.1%
Metal Fabricate/Hardware	137,072	0.2%
Mining	301,919	0.4%
Miscellaneous Manufacturing	396,852	0.5%
Office Furnishings	83,898	0.1%
Oil & Gas	579,549	0.7%
Oil & Gas Services	314,158	0.4%
Packaging & Containers	38,750	NM
Pharmaceuticals	447,981	0.5%
REIT	1,173,566	1.4%
Real Estate	17,069	NM
Retail	1,033,244	1.3%
Savings & Loans	160,615	0.2%
Semiconductors	532,910	0.6%
Software	634,458	0.8%
Storage/Warehousing	13,593	NM
Telecommunications	703,001	0.9%
Textiles	27,797	NM
Toys/Games/Hobbies	19,220	NM
Transportation	300,303	0.4%
Trucking & Leasing	35,391	NM
Water	52,591	0.1%
Other**	65,737,035	80.0%

Total	$82,189,639	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not applicable - only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)__ProFunds_____________________________________________________

By (Signature and Title)* /s/ Christopher E. Sabato_______________________________
                                             Christopher E. Sabato, Treasurer and Principal Financial Officer

Date____April 6, 2011___________________________________________________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg________________________________
                                             Louis M. Mayberg, President and Principal Executive Officer

Date____April 6, 2011___________________________________________________

By (Signature and Title)* /s/ Christopher E. Sabato______________________________
                                  Christopher E. Sabato, Treasurer and Principal Financial Officer

Date____April 6, 2011___________________________________________________

* Print the name and title of each signing officer under his or her signature.